UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, and Goldman Sachs Short Duration High Yield Fund is filed herewith.

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.98%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$18,107
$15,980
$15,261
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,550	$10,000	$10,000	$10,000
3/17	$10,988	$11,506	$11,639	$10,044
3/18	$11,139	$11,664	$12,079	$10,165
3/19	$11,718	$12,270	$12,795	$10,620
3/20	$10,720	$11,225	$11,907	$11,568
3/21	$13,193	$13,814	$14,723	$11,650
3/22	$12,959	$13,570	$14,626	$11,167
3/23	$12,375	$12,958	$14,136	$10,633
3/24	$13,500	$14,136	$15,712	$10,814
3/25	$14,318	$14,992	$16,921	$11,342
3/26	$15,261	$15,980	$18,107	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.59%	2.96%	4.80%
Class A including sales charges	1.82%	2.02%	4.32%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W653-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$178	1.73%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$18,107
$14,833
$14,685
$11,835
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$11,288	$11,402	$11,639	$10,044
3/18	$11,360	$11,475	$12,079	$10,165
3/19	$11,861	$11,981	$12,795	$10,620
3/20	$10,789	$10,898	$11,907	$11,568
3/21	$13,175	$13,309	$14,723	$11,650
3/22	$12,846	$12,976	$14,626	$11,167
3/23	$12,155	$12,278	$14,136	$10,633
3/24	$13,161	$13,294	$15,712	$10,814
3/25	$13,880	$14,020	$16,921	$11,342
3/26	$14,685	$14,833	$18,107	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.80%	2.19%	4.02%
Class C including sales charges	4.75%	2.19%	4.02%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38142B179-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GGMPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$69	0.67%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,894
$13,856
$11,744
Class P
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,400	$10,525	$10,538
3/20	$9,561	$9,795	$11,479
3/21	$11,793	$12,111	$11,561
3/22	$11,620	$12,031	$11,081
3/23	$11,112	$11,628	$10,551
3/24	$12,159	$12,925	$10,730
3/25	$12,959	$13,918	$11,254
3/26	$13,856	$14,894	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.92%	3.27%	4.19%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	5.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38150B657-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$127	1.23%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$18,107
$15,590
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class R
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,460	$11,639	$10,044
3/18	$11,589	$12,079	$10,165
3/19	$12,161	$12,795	$10,620
3/20	$11,115	$11,907	$11,568
3/21	$13,624	$14,723	$11,650
3/22	$13,369	$14,626	$11,167
3/23	$12,711	$14,136	$10,633
3/24	$13,834	$15,712	$10,814
3/25	$14,662	$16,921	$11,342
3/26	$15,590	$18,107	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	6.33%	2.73%	4.54%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N287-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.67%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$18,105
$16,486
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class R6
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,525	$11,639	$10,044
3/18	$11,726	$12,079	$10,165
3/19	$12,372	$12,795	$10,620
3/20	$11,377	$11,907	$11,568
3/21	$14,030	$14,723	$11,650
3/22	$13,825	$14,625	$11,167
3/23	$13,222	$14,135	$10,633
3/24	$14,467	$15,711	$10,814
3/25	$15,419	$16,919	$11,342
3/26	$16,486	$18,105	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	6.92%	3.28%	5.12%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38148U874-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.68%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,810,676
$1,643,585
$1,183,496
Institutional Shares
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,152,400	$1,163,900	$1,004,400
3/18	$1,172,221	$1,207,895	$1,016,453
3/19	$1,236,693	$1,279,524	$1,061,990
3/20	$1,136,892	$1,190,725	$1,156,826
3/21	$1,402,243	$1,472,331	$1,165,039
3/22	$1,381,490	$1,462,614	$1,116,690
3/23	$1,320,981	$1,413,616	$1,063,312
3/24	$1,445,153	$1,571,234	$1,081,388
3/25	$1,537,353	$1,692,062	$1,134,160
3/26	$1,643,585	$1,810,676	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.91%	3.23%	5.09%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W679-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$76	0.73%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$18,107
$16,390
$11,835
Investor Shares
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,533	$11,639	$10,044
3/18	$11,723	$12,079	$10,165
3/19	$12,363	$12,795	$10,620
3/20	$11,341	$11,907	$11,568
3/21	$13,988	$14,723	$11,650
3/22	$13,775	$14,626	$11,167
3/23	$13,190	$14,136	$10,633
3/24	$14,424	$15,712	$10,814
3/25	$15,337	$16,921	$11,342
3/26	$16,390	$18,107	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	6.86%	3.22%	5.06%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38145N279-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Fund

GSHSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$122	1.18%

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly gained, supported by strong corporate earnings and favorable supply/demand dynamics. Credit spreads fluctuated, driven by tariff concerns, potential AI disruption and conflict in the Middle East, but tightened modestly for the Period overall. Fed policy also influenced market sentiment.

Top Contributors to Performance:

  Industry allocations and individual issue selection added most to the Fund’s performance relative to the Bloomberg U.S. High-Yield Index 2% Issuer Capped Bond Index (Index).

  Within industry allocations, the Fund benefited from its overweight positions versus the Index in diversified industrials and food and drug retail. An underweight in packaging also contributed positively.

  In terms of individual issue selection, the Fund was helped by its exposure to the restructured equity holdings of Intelsat, a Luxembourg-headquartered provider of satellite communication services. Underweight positions in the high yield corporate bonds of department store holding company Saks Global Enterprises and natural gas and liquefied natural gas company New Fortress Energy were also advantageous.

  Within regional positioning, overweights in U.S., U.K. and Spain credits added to relative performance.

  Regarding credit quality positioning, the Fund benefited from its overweights versus the Index in BBB-rated, B-rated and CCC-rated corporate bonds.

  The Fund was aided by its spread duration positioning, that is, its sensitivity to changes in credit spreads. In particular, overweights in short- and intermediate-term credits contributed positively to returns amid volatility in credit spreads.

  The tactical use of credit default swaps added to the Fund’s relative results.

Top Detractors from Performance:

  The Fund was hurt by its underweights versus the Index in the non-cable media and non-cellular telecommunications industries. An overweight in finance was also detrimental.

  Within individual issue selection, the Fund was hampered by an out-of-Index position in auto parts company First Brands Group, an underweight in media and entertainment conglomerate Warner Bros. Discovery and an overweight in goeasy, a Canadian non-prime consumer lender.

  Within regional positioning, underweights in Canadian, Irish and Macau credits detracted from relative returns.

  From a credit quality perspective, an underweight in BB-rated corporate bonds was a drag on the Fund’s performance.

  Within spread duration positioning, the Fund was hurt by an underweight in long-term credits.

  The Fund’s out-of-benchmark exposure to bank loans limited its gains.

Goldman Sachs High Yield Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$18,107
$15,660
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Service Shares
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Service Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$11,470	$11,639	$10,044
3/18	$11,608	$12,079	$10,165
3/19	$12,185	$12,795	$10,620
3/20	$11,139	$11,907	$11,568
3/21	$13,679	$14,723	$11,650
3/22	$13,407	$14,626	$11,167
3/23	$12,751	$14,136	$10,633
3/24	$13,908	$15,712	$10,814
3/25	$14,721	$16,921	$11,342
3/26	$15,660	$18,107	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	6.38%	2.74%	4.59%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.01%	4.22%	6.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,509,657,493
# of Portfolio Holdings as of Period End	559
Portfolio Turnover Rate for the Period	69%
Total Net Advisory Fees Paid for the Period	$14,411,630

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest up to 20% of its net assets in investment grade fixed income securities, including U.S. Government Securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Diversified Financial Services	9.3%
Oil Field Services	6.0%
Media	4.8%
Insurance	4.7%
Telecommunication Services	4.2%
Commercial Services	4.0%
Retailing	3.9%
Entertainment	3.8%
Pipelines	3.8%
Other	51.8%

Goldman Sachs High Yield Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Fund

38141W661-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GSUAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.78%

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,622
$11,135
$10,718
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$9,635	$10,010	$10,022	$10,044
3/18	$9,625	$10,000	$10,101	$10,165
3/19	$9,971	$10,360	$10,554	$10,620
3/20	$10,512	$10,922	$11,281	$11,568
3/21	$10,779	$11,199	$11,315	$11,650
3/22	$10,188	$10,585	$10,765	$11,167
3/23	$9,604	$9,979	$10,256	$10,633
3/24	$9,715	$10,093	$10,421	$10,814
3/25	$10,206	$10,603	$10,990	$11,342
3/26	$10,718	$11,135	$11,622	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.02%	-0.11%	1.08%
Class A including sales charges	1.06%	-0.87%	0.69%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H878-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GSBPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.43%

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,744
$11,577
$11,503
Class P
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,457	$10,513	$10,538
3/20	$11,061	$11,237	$11,479
3/21	$11,381	$11,271	$11,561
3/22	$10,786	$10,723	$11,081
3/23	$10,193	$10,216	$10,551
3/24	$10,357	$10,381	$10,730
3/25	$10,916	$10,947	$11,254
3/26	$11,503	$11,577	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.38%	0.21%	1.78%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38150B160-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GGURX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of February 20, 2026 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$11Footnote Reference(a)	1.02%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period February 20, 2026 (commencement of operations) through March 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$10,000
$9,500
2/20/26
3/26
$9,895
$9,877
$9,871
Class R
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
2/20/26	$10,000	$10,000	$10,000
3/26	$9,871	$9,895	$9,877

Average Annual Total Returns (%)

Table Summary
AATR	Since Inception
Class R (Commenced February 20, 2026)	-1.29%
Bloomberg U.S. Securitized Bond Index	-1.05%
Bloomberg U.S. Aggregate Bond Index	-1.23%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38151N304-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GGIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,622
$11,531
Class R6
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,046	$10,022	$10,044
3/18	$10,062	$10,101	$10,165
3/19	$10,471	$10,554	$10,620
3/20	$11,076	$11,281	$11,568
3/21	$11,396	$11,315	$11,650
3/22	$10,800	$10,765	$11,167
3/23	$10,218	$10,256	$10,633
3/24	$10,371	$10,421	$10,814
3/25	$10,931	$10,990	$11,342
3/26	$11,531	$11,622	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	5.49%	0.24%	1.43%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38148U858-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GSUIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,183,496
$1,162,163
$1,151,978
Institutional Shares
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,003,500	$1,002,200	$1,004,400
3/18	$1,005,908	$1,010,117	$1,016,453
3/19	$1,046,648	$1,055,371	$1,061,990
3/20	$1,107,039	$1,128,086	$1,156,826
3/21	$1,138,922	$1,131,470	$1,165,039
3/22	$1,079,242	$1,076,480	$1,116,690
3/23	$1,020,963	$1,025,563	$1,063,312
3/24	$1,036,176	$1,042,075	$1,081,388
3/25	$1,093,269	$1,098,972	$1,134,160
3/26	$1,151,978	$1,162,163	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.37%	0.23%	1.42%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H860-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GGIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$54	0.53%

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,622
$11,422
Investor Shares
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,025	$10,022	$10,044
3/18	$10,040	$10,101	$10,165
3/19	$10,438	$10,554	$10,620
3/20	$11,030	$11,281	$11,568
3/21	$11,338	$11,315	$11,650
3/22	$10,735	$10,765	$11,167
3/23	$10,136	$10,256	$10,633
3/24	$10,290	$10,421	$10,814
3/25	$10,836	$10,990	$11,342
3/26	$11,422	$11,622	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	5.40%	0.15%	1.34%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38144N197-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GSUPX: Separate Account Institutional

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$45	0.44%

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,622
$11,528
Separate Account Institutional
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Separate Account Institutional	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,035	$10,022	$10,044
3/18	$10,059	$10,101	$10,165
3/19	$10,468	$10,554	$10,620
3/20	$11,064	$11,281	$11,568
3/21	$11,395	$11,315	$11,650
3/22	$10,797	$10,765	$11,167
3/23	$10,213	$10,256	$10,633
3/24	$10,366	$10,421	$10,814
3/25	$10,927	$10,990	$11,342
3/26	$11,528	$11,622	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Separate Account Institutional	5.50%	0.23%	1.43%
Bloomberg U.S. Securitized Bond Index	5.75%	0.54%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38143H837-AR-0326

Separate Account Institutional

Annual Shareholder Report

March 31, 2026

Goldman Sachs U.S. Mortgages Fund

GGUSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of February 20, 2026 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$10Footnote Reference(a)	0.94%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period February 20, 2026 (commencement of operations) through March 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

The performance of agency mortgage-backed securities was volatile but broadly positive, with shifting interest rates, mixed macroeconomic data, geopolitical uncertainty and the outlook for Federal Reserve (Fed) policy the key influences. Spreads tightened amid healthy fundamentals and supportive supply/demand dynamics.

Top Contributors to Performance:

  Tactical management of the Fund’s duration and yield curve positioning added most to the Fund’s performance versus the Bloomberg U.S. Securitized Bond Index (Index). The Fund was helped by our participation, on a tactical basis, in month-end bond auctions. The Fund also benefited from our decision to maintain a steepening position on the U.S. Treasury yield curve between two-year and 10-year maturities. Short-term Treasury yields fell as the Fed began cutting interest rates in September 2025, while long-term Treasury yields remained elevated amid rising concerns about the U.S. deficit. Geopolitical uncertainty and worries about U.S. fiscal conditions also put upward pressure on long-term Treasury yields.

  Individual issue selection among agency mortgage-backed securities contributed positively to the Fund’s relative performance. Positioning in lower-coupon Ginnie Mae mortgage-backed securities was particularly advantageous.

  The Fund was helped by individual issue selection of non-qualified mortgage securities, highlighted by investments in discounted dollar-priced bonds, which outperformed during the Period.

  Sector positioning added to the Fund’s relative performance. The Fund benefited from its overweight positions compared to the Index in commercial mortgage-backed securities, mortgage-backed securities broadly and collateralized loan obligations.

Top Detractors from Performance:

  Our government/swaps strategy detracted from the Fund’s relative performance, especially in April 2025 and in February and March 2026 when interest rate volatility increased on investor concerns about U.S. economic growth, inflationary pressures and geopolitical tensions.

Goldman Sachs U.S. Mortgages Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$10,000
$9,500
$9,895
$9,877
$9,865
2/20/26
3/26
Service Class
Bloomberg U.S. Securitized Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Service Class	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
2/20/26	$10,000	$10,000	$10,000
3/26	$9,865	$9,895	$9,877

Average Annual Total Returns (%)

Table Summary
AATR	Since Inception
Service Class (Commenced February 20, 2026)	-1.35%
Bloomberg U.S. Securitized Bond Index	-1.05%
Bloomberg U.S. Aggregate Bond Index	-1.23%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Mortgages Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$294,030,914
# of Portfolio Holdings as of Period End	888
Portfolio Turnover Rate for the Period	1,219%
Total Net Advisory Fees Paid for the Period	$610,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 27, 2026, the Goldman Sachs Government Income Fund (the “Acquired Fund”) was reorganized into the Fund, whereby the Fund acquired all of the assets and assumed all of the liabilities of the Acquired Fund. The performance and financial information presented prior to February 27, 2026, includes that of the Acquired Fund.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Federal Agencies	113.6%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.1%
U.S. Treasury Obligations	2.2%
Collateralized Loan Obligations	1.9%
Other	1.8%

Goldman Sachs U.S. Mortgages Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Mortgages Fund

38151N403-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSFAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.80%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,916
$11,835
$11,469
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000
3/17	$9,736	$10,115	$10,044
3/18	$9,757	$10,137	$10,165
3/19	$10,132	$10,527	$10,620
3/20	$10,706	$11,123	$11,568
3/21	$11,409	$11,853	$11,650
3/22	$10,847	$11,270	$11,167
3/23	$10,188	$10,585	$10,633
3/24	$10,437	$10,844	$10,814
3/25	$10,972	$11,399	$11,342
3/26	$11,469	$11,916	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.53%	0.10%	1.77%
Class A including sales charges	0.56%	-0.66%	1.38%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H449-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSFCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.55%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,059
$10,949
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000
3/17	$9,950	$10,050	$10,044
3/18	$9,898	$9,998	$10,165
3/19	$10,192	$10,295	$10,620
3/20	$10,691	$10,799	$11,568
3/21	$11,297	$11,411	$11,650
3/22	$10,670	$10,778	$11,167
3/23	$9,946	$10,046	$10,633
3/24	$10,114	$10,216	$10,814
3/25	$10,553	$10,659	$11,342
3/26	$10,949	$11,059	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.75%	-0.63%	1.01%
Class C including sales charges	2.72%	-0.63%	1.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H423-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GMVPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.46%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,138
$11,744
Class P
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,472	$10,538
3/20	$11,105	$11,479
3/21	$11,874	$11,561
3/22	$11,328	$11,081
3/23	$10,674	$10,551
3/24	$10,973	$10,730
3/25	$11,573	$11,254
3/26	$12,138	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.88%	0.44%	2.47%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38150B509-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSNRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$107	1.05%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,620
Class R
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,090	$10,044
3/18	$10,087	$10,165
3/19	$10,448	$10,620
3/20	$11,013	$11,568
3/21	$11,707	$11,650
3/22	$11,103	$11,167
3/23	$10,400	$10,633
3/24	$10,628	$10,814
3/25	$11,145	$11,342
3/26	$11,620	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	4.27%	-0.15%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N311-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSFUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.46%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,321
$11,835
Class R6
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,151	$10,044
3/18	$10,210	$10,165
3/19	$10,628	$10,620
3/20	$11,270	$11,568
3/21	$12,051	$11,650
3/22	$11,497	$11,167
3/23	$10,834	$10,633
3/24	$11,137	$10,814
3/25	$11,746	$11,342
3/26	$12,321	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.89%	0.44%	2.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38147X556-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSNIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.47%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,230,671
$1,183,496
Institutional Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000
3/17	$1,015,000	$1,004,400
3/18	$1,020,684	$1,016,453
3/19	$1,063,451	$1,061,990
3/20	$1,127,577	$1,156,826
3/21	$1,204,477	$1,165,039
3/22	$1,148,951	$1,116,690
3/23	$1,083,691	$1,063,312
3/24	$1,113,926	$1,081,388
3/25	$1,173,521	$1,134,160
3/26	$1,230,671	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.87%	0.43%	2.10%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H415-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSNTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	0.55%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,211
$11,835
Investor Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,140	$10,044
3/18	$10,188	$10,165
3/19	$10,605	$10,620
3/20	$11,225	$11,568
3/21	$11,992	$11,650
3/22	$11,428	$11,167
3/23	$10,767	$10,633
3/24	$11,058	$10,814
3/25	$11,653	$11,342
3/26	$12,211	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.79%	0.36%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38145N295-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Bond Fund

GSNSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$99	0.97%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Sector overweights to high yield corporate bonds and emerging markets debt also added value.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s underweight to Brazilian debt securities.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar and its overweight of the Singapore dollar.

Goldman Sachs Bond Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,710
Service Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,099	$10,044
3/18	$10,105	$10,165
3/19	$10,476	$10,620
3/20	$11,052	$11,568
3/21	$11,758	$11,650
3/22	$11,161	$11,167
3/23	$10,465	$10,633
3/24	$10,706	$10,814
3/25	$11,222	$11,342
3/26	$11,710	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	4.35%	-0.08%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Bond Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$362,387,489
# of Portfolio Holdings as of Period End	656
Portfolio Turnover Rate for the Period	978%
Total Net Advisory Fees Paid for the Period	$1,434,510

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Core Plus Bond ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	35.7%
Commercial Mortgage-Backed Securities	11.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Obligations	8.7%
Banks	7.3%
Collateralized Mortgage Obligations	6.0%
Software	3.2%
Healthcare Providers & Services	2.6%
Telecommunication Services	1.6%
Other	23.3%

Goldman Sachs Bond Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Bond Fund

38143H399-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GCFIX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	0.71%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,780
$11,338
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000
3/17	$9,715	$10,094	$10,044
3/18	$9,770	$10,151	$10,165
3/19	$10,200	$10,597	$10,620
3/20	$10,923	$11,348	$11,568
3/21	$11,341	$11,783	$11,650
3/22	$10,829	$11,251	$11,167
3/23	$10,235	$10,634	$10,633
3/24	$10,400	$10,805	$10,814
3/25	$10,895	$11,320	$11,342
3/26	$11,338	$11,780	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.07%	0.00%	1.65%
Class A including sales charges	0.14%	-0.77%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B419-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GCFCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.46%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$10,929
$10,820
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000
3/17	$9,920	$10,020	$10,044
3/18	$9,902	$10,002	$10,165
3/19	$10,250	$10,354	$10,620
3/20	$10,893	$11,003	$11,568
3/21	$11,225	$11,339	$11,650
3/22	$10,642	$10,749	$11,167
3/23	$9,987	$10,088	$10,633
3/24	$10,073	$10,175	$10,814
3/25	$10,474	$10,580	$11,342
3/26	$10,820	$10,929	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.30%	-0.73%	0.89%
Class C including sales charges	2.27%	-0.73%	0.89%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38142B229-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GAKPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
$12,019
$11,744
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class P
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,550	$10,538
3/20	$11,334	$11,479
3/21	$11,808	$11,561
3/22	$11,306	$11,081
3/23	$10,727	$10,551
3/24	$10,938	$10,730
3/25	$11,497	$11,254
3/26	$12,019	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.54%	0.36%	2.34%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38150B889-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GDFRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$98	0.96%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,492
Class R
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,069	$10,044
3/18	$10,100	$10,165
3/19	$10,518	$10,620
3/20	$11,225	$11,568
3/21	$11,626	$11,650
3/22	$11,074	$11,167
3/23	$10,451	$10,633
3/24	$10,594	$10,814
3/25	$11,070	$11,342
3/26	$11,492	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	3.81%	-0.23%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N337-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GCFUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,213
$11,835
Class R6
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,140	$10,044
3/18	$10,233	$10,165
3/19	$10,720	$10,620
3/20	$11,518	$11,568
3/21	$11,999	$11,650
3/22	$11,500	$11,167
3/23	$10,911	$10,633
3/24	$11,126	$10,814
3/25	$11,696	$11,342
3/26	$12,213	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.42%	0.35%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38147X333-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GSFIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,218,403
$1,183,496
Institutional Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000
3/17	$1,013,800	$1,004,400
3/18	$1,022,012	$1,016,453
3/19	$1,070,557	$1,061,990
3/20	$1,150,100	$1,156,826
3/21	$1,198,059	$1,165,039
3/22	$1,147,980	$1,116,690
3/23	$1,088,974	$1,063,312
3/24	$1,110,209	$1,081,388
3/25	$1,166,941	$1,134,160
3/26	$1,218,403	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.41%	0.34%	1.99%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W810-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GDFTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,078
$11,835
Investor Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,119	$10,044
3/18	$10,201	$10,165
3/19	$10,676	$10,620
3/20	$11,461	$11,568
3/21	$11,930	$11,650
3/22	$11,408	$11,167
3/23	$10,821	$10,633
3/24	$11,023	$10,814
3/25	$11,577	$11,342
3/26	$12,078	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.33%	0.25%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38145N329-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Core Fixed Income Fund

GSCSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.88%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its short Japanese rates position.

  Security selection strategies overall added value. Within the corporate credit sector, positioning along the short and intermediate segments of the credit curve and name selection of investment grade industrial bonds boosted results most. Within the securitized sector, our preference for lower-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, our U.S. butterfly trade and European steepener positions contributed most positively.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted slightly due to the Fund’s exposure to United Arab Emirates debt securities.

Goldman Sachs Core Fixed Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,596
Service Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000
3/17	$10,079	$10,044
3/18	$10,120	$10,165
3/19	$10,548	$10,620
3/20	$11,275	$11,568
3/21	$11,687	$11,650
3/22	$11,133	$11,167
3/23	$10,508	$10,633
3/24	$10,661	$10,814
3/25	$11,149	$11,342
3/26	$11,596	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	4.01%	-0.16%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Core Fixed Income Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,542,716,942
# of Portfolio Holdings as of Period End	773
Portfolio Turnover Rate for the Period	788%
Total Net Advisory Fees Paid for the Period	$7,792,786

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.3%
U.S. Treasury Obligations	25.6%
Collateralized Loan Obligations	9.0%
Banks	6.9%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	4.0%
Healthcare Providers & Services	3.1%
Software	3.0%
Short-Term Investments	1.5%
Other	18.8%

Goldman Sachs Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Core Fixed Income Fund

38141W786-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Debt Fund

GSDAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.12%

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from country allocations and individual security selection.

  In terms of country allocations, the Fund was helped by overweight positions versus the Index in Venezuela and Ecuador and by an underweight position in Ukraine. Venezuela’s sovereign and quasi-sovereign bonds rallied strongly on speculation about the U.S.’ efforts to promote political change. Ecuador’s sovereign government bonds benefited from President Daniel Noboa's reelection, the country’s adherence to International Monetary Fund programs, and strengthened liquidity through new international financing agreements. Ukraine’s sovereign bonds weakened amid fading ceasefire optimism.

  Within individual security selection, the Fund’s exposure to the quasi-sovereign bonds of Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA) added most to relative performance. PDVSA gained on increased investor optimism about a formal debt restructuring following the arrest of President Nicolas Maduro in early 2026.

  Security selection of local emerging markets bonds contributed positively, highlighted by positions in Colombia, Uzbekistan and South Africa.

Top Detractors from Performance:

  Underweight positions versus the Index in Lebanon and Bolivia detracted from the Fund’s relative performance. Prospects for reform lifted Lebanese sovereign bonds. Bolivia's sovereign bonds gained following the election of President Rodrigo Paz in November 2025, as his administration shifted the country toward orthodox fiscal policies and sought $1.4 billion in multilateral financing, which significantly reduced the market’s default concerns.

  Among individual securities, the Fund was hurt by its out-of-Index exposure to the corporate bonds of Brazilian energy company Raizen Fuels, which weakened on deteriorating credit metrics, high levels of debt and sustained negative cash flows.

  The Fund was hampered by an overweight in the quasi-sovereign bonds of Petroliam Nasional Berhad (Petronas), a Malaysian multinational oil and gas company. Petronas was pressured by persistent market challenges, unfavorable foreign exchange impacts and increased repair and maintenance costs.

  Security selection among local emerging markets bonds in the Czech Republic, Chile and Turkey detracted from the Fund’s relative returns.

  The Fund’s duration positioning strategy, specifically its slightly longer duration than that of the Index, detracted from relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,453
$13,343
$12,742
$12,243
Class A (including sales charges)
Class A (excluding sales charges)
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,550	$10,000	$10,000	$10,000
3/17	$10,389	$10,879	$10,892	$10,109
3/18	$10,779	$11,287	$11,360	$10,358
3/19	$10,862	$11,374	$11,839	$10,868
3/20	$9,612	$10,065	$11,029	$11,585
3/21	$11,510	$12,053	$12,793	$11,758
3/22	$10,631	$11,132	$11,842	$11,297
3/23	$9,559	$10,010	$11,022	$10,861
3/24	$10,793	$11,302	$12,266	$11,311
3/25	$11,496	$12,038	$13,093	$11,830
3/26	$12,742	$13,343	$14,453	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	10.84%	2.06%	2.93%
Class A including sales charges	5.88%	1.13%	2.45%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Debt Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Goldman Sachs Emerging Markets Debt Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H803-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Debt Fund

GSCDX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.87%

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from country allocations and individual security selection.

  In terms of country allocations, the Fund was helped by overweight positions versus the Index in Venezuela and Ecuador and by an underweight position in Ukraine. Venezuela’s sovereign and quasi-sovereign bonds rallied strongly on speculation about the U.S.’ efforts to promote political change. Ecuador’s sovereign government bonds benefited from President Daniel Noboa's reelection, the country’s adherence to International Monetary Fund programs, and strengthened liquidity through new international financing agreements. Ukraine’s sovereign bonds weakened amid fading ceasefire optimism.

  Within individual security selection, the Fund’s exposure to the quasi-sovereign bonds of Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA) added most to relative performance. PDVSA gained on increased investor optimism about a formal debt restructuring following the arrest of President Nicolas Maduro in early 2026.

  Security selection of local emerging markets bonds contributed positively, highlighted by positions in Colombia, Uzbekistan and South Africa.

Top Detractors from Performance:

  Underweight positions versus the Index in Lebanon and Bolivia detracted from the Fund’s relative performance. Prospects for reform lifted Lebanese sovereign bonds. Bolivia's sovereign bonds gained following the election of President Rodrigo Paz in November 2025, as his administration shifted the country toward orthodox fiscal policies and sought $1.4 billion in multilateral financing, which significantly reduced the market’s default concerns.

  Among individual securities, the Fund was hurt by its out-of-Index exposure to the corporate bonds of Brazilian energy company Raizen Fuels, which weakened on deteriorating credit metrics, high levels of debt and sustained negative cash flows.

  The Fund was hampered by an overweight in the quasi-sovereign bonds of Petroliam Nasional Berhad (Petronas), a Malaysian multinational oil and gas company. Petronas was pressured by persistent market challenges, unfavorable foreign exchange impacts and increased repair and maintenance costs.

  Security selection among local emerging markets bonds in the Czech Republic, Chile and Turkey detracted from the Fund’s relative returns.

  The Fund’s duration positioning strategy, specifically its slightly longer duration than that of the Index, detracted from relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,453
$12,371
$12,248
$12,243
Class C (including sales charges)
Class C (excluding sales charges)
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,690	$10,798	$10,892	$10,109
3/18	$11,018	$11,129	$11,360	$10,358
3/19	$11,012	$11,123	$11,839	$10,868
3/20	$9,679	$9,777	$11,029	$11,585
3/21	$11,495	$11,611	$12,793	$11,758
3/22	$10,536	$10,643	$11,842	$11,297
3/23	$9,403	$9,498	$11,022	$10,861
3/24	$10,539	$10,646	$12,266	$11,311
3/25	$11,142	$11,255	$13,093	$11,830
3/26	$12,248	$12,371	$14,453	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	9.92%	1.27%	2.15%
Class C including sales charges	8.87%	1.27%	2.15%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Debt Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Goldman Sachs Emerging Markets Debt Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H456-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Debt Fund

GAIPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$89	0.84%

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from country allocations and individual security selection.

  In terms of country allocations, the Fund was helped by overweight positions versus the Index in Venezuela and Ecuador and by an underweight position in Ukraine. Venezuela’s sovereign and quasi-sovereign bonds rallied strongly on speculation about the U.S.’ efforts to promote political change. Ecuador’s sovereign government bonds benefited from President Daniel Noboa's reelection, the country’s adherence to International Monetary Fund programs, and strengthened liquidity through new international financing agreements. Ukraine’s sovereign bonds weakened amid fading ceasefire optimism.

  Within individual security selection, the Fund’s exposure to the quasi-sovereign bonds of Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA) added most to relative performance. PDVSA gained on increased investor optimism about a formal debt restructuring following the arrest of President Nicolas Maduro in early 2026.

  Security selection of local emerging markets bonds contributed positively, highlighted by positions in Colombia, Uzbekistan and South Africa.

Top Detractors from Performance:

  Underweight positions versus the Index in Lebanon and Bolivia detracted from the Fund’s relative performance. Prospects for reform lifted Lebanese sovereign bonds. Bolivia's sovereign bonds gained following the election of President Rodrigo Paz in November 2025, as his administration shifted the country toward orthodox fiscal policies and sought $1.4 billion in multilateral financing, which significantly reduced the market’s default concerns.

  Among individual securities, the Fund was hurt by its out-of-Index exposure to the corporate bonds of Brazilian energy company Raizen Fuels, which weakened on deteriorating credit metrics, high levels of debt and sustained negative cash flows.

  The Fund was hampered by an overweight in the quasi-sovereign bonds of Petroliam Nasional Berhad (Petronas), a Malaysian multinational oil and gas company. Petronas was pressured by persistent market challenges, unfavorable foreign exchange impacts and increased repair and maintenance costs.

  Security selection among local emerging markets bonds in the Czech Republic, Chile and Turkey detracted from the Fund’s relative returns.

  The Fund’s duration positioning strategy, specifically its slightly longer duration than that of the Index, detracted from relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,801
$12,144
$11,883
Class P
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class P	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$10,146	$10,486	$10,549
3/20	$9,017	$9,769	$11,244
3/21	$10,831	$11,332	$11,413
3/22	$10,026	$10,489	$10,965
3/23	$9,043	$9,763	$10,542
3/24	$10,239	$10,864	$10,979
3/25	$10,936	$11,597	$11,483
3/26	$12,144	$12,801	$11,883

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	11.04%	2.31%	2.47%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.16%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Debt Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Goldman Sachs Emerging Markets Debt Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38150B863-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Debt Fund

GSIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.84%

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from country allocations and individual security selection.

  In terms of country allocations, the Fund was helped by overweight positions versus the Index in Venezuela and Ecuador and by an underweight position in Ukraine. Venezuela’s sovereign and quasi-sovereign bonds rallied strongly on speculation about the U.S.’ efforts to promote political change. Ecuador’s sovereign government bonds benefited from President Daniel Noboa's reelection, the country’s adherence to International Monetary Fund programs, and strengthened liquidity through new international financing agreements. Ukraine’s sovereign bonds weakened amid fading ceasefire optimism.

  Within individual security selection, the Fund’s exposure to the quasi-sovereign bonds of Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA) added most to relative performance. PDVSA gained on increased investor optimism about a formal debt restructuring following the arrest of President Nicolas Maduro in early 2026.

  Security selection of local emerging markets bonds contributed positively, highlighted by positions in Colombia, Uzbekistan and South Africa.

Top Detractors from Performance:

  Underweight positions versus the Index in Lebanon and Bolivia detracted from the Fund’s relative performance. Prospects for reform lifted Lebanese sovereign bonds. Bolivia's sovereign bonds gained following the election of President Rodrigo Paz in November 2025, as his administration shifted the country toward orthodox fiscal policies and sought $1.4 billion in multilateral financing, which significantly reduced the market’s default concerns.

  Among individual securities, the Fund was hurt by its out-of-Index exposure to the corporate bonds of Brazilian energy company Raizen Fuels, which weakened on deteriorating credit metrics, high levels of debt and sustained negative cash flows.

  The Fund was hampered by an overweight in the quasi-sovereign bonds of Petroliam Nasional Berhad (Petronas), a Malaysian multinational oil and gas company. Petronas was pressured by persistent market challenges, unfavorable foreign exchange impacts and increased repair and maintenance costs.

  Security selection among local emerging markets bonds in the Czech Republic, Chile and Turkey detracted from the Fund’s relative returns.

  The Fund’s duration positioning strategy, specifically its slightly longer duration than that of the Index, detracted from relative performance.

Goldman Sachs Emerging Markets Debt Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
$14,453
$13,760
$12,243
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class R6
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class R6	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000	$10,000
3/17	$10,917	$10,892	$10,109
3/18	$11,376	$11,360	$10,358
3/19	$11,495	$11,839	$10,868
3/20	$10,208	$11,029	$11,585
3/21	$12,261	$12,793	$11,758
3/22	$11,361	$11,842	$11,297
3/23	$10,238	$11,022	$10,861
3/24	$11,604	$12,266	$11,311
3/25	$12,393	$13,093	$11,830
3/26	$13,760	$14,453	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	11.03%	2.33%	3.24%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Debt Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Goldman Sachs Emerging Markets Debt Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38148U882-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Debt Fund

GSDIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.85%

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from country allocations and individual security selection.

  In terms of country allocations, the Fund was helped by overweight positions versus the Index in Venezuela and Ecuador and by an underweight position in Ukraine. Venezuela’s sovereign and quasi-sovereign bonds rallied strongly on speculation about the U.S.’ efforts to promote political change. Ecuador’s sovereign government bonds benefited from President Daniel Noboa's reelection, the country’s adherence to International Monetary Fund programs, and strengthened liquidity through new international financing agreements. Ukraine’s sovereign bonds weakened amid fading ceasefire optimism.

  Within individual security selection, the Fund’s exposure to the quasi-sovereign bonds of Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA) added most to relative performance. PDVSA gained on increased investor optimism about a formal debt restructuring following the arrest of President Nicolas Maduro in early 2026.

  Security selection of local emerging markets bonds contributed positively, highlighted by positions in Colombia, Uzbekistan and South Africa.

Top Detractors from Performance:

  Underweight positions versus the Index in Lebanon and Bolivia detracted from the Fund’s relative performance. Prospects for reform lifted Lebanese sovereign bonds. Bolivia's sovereign bonds gained following the election of President Rodrigo Paz in November 2025, as his administration shifted the country toward orthodox fiscal policies and sought $1.4 billion in multilateral financing, which significantly reduced the market’s default concerns.

  Among individual securities, the Fund was hurt by its out-of-Index exposure to the corporate bonds of Brazilian energy company Raizen Fuels, which weakened on deteriorating credit metrics, high levels of debt and sustained negative cash flows.

  The Fund was hampered by an overweight in the quasi-sovereign bonds of Petroliam Nasional Berhad (Petronas), a Malaysian multinational oil and gas company. Petronas was pressured by persistent market challenges, unfavorable foreign exchange impacts and increased repair and maintenance costs.

  Security selection among local emerging markets bonds in the Czech Republic, Chile and Turkey detracted from the Fund’s relative returns.

  The Fund’s duration positioning strategy, specifically its slightly longer duration than that of the Index, detracted from relative performance.

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,600,000
$1,400,000
$1,200,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,445,253
$1,374,317
$1,224,300
Institutional Shares
J.P. Morgan Emerging Markets Bond Index (EMBI SM) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Institutional Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,091,500	$1,089,200	$1,010,900
3/18	$1,137,125	$1,136,036	$1,035,768
3/19	$1,148,951	$1,183,863	$1,086,832
3/20	$1,021,073	$1,102,886	$1,158,454
3/21	$1,225,185	$1,279,348	$1,175,831
3/22	$1,135,134	$1,184,165	$1,129,738
3/23	$1,022,756	$1,102,221	$1,086,130
3/24	$1,159,191	$1,226,551	$1,131,096
3/25	$1,237,900	$1,309,343	$1,183,013
3/26	$1,374,317	$1,445,253	$1,224,300

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	11.02%	2.32%	3.23%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Goldman Sachs Emerging Markets Debt Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38143H886-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Debt Fund

GSIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$92	0.87%

How did the Fund perform and what affected its performance?

Emerging markets debt gained, overcoming slower economic growth concerns due to tariffs and geopolitical risk. Economic activity proved strong, supported by easier financial conditions, a weaker U.S. dollar and central bank rate cuts. Fiscal improvement and policymaking across emerging markets fueled positive ratings momentum.

Top Contributors to Performance:

  Relative to the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Index), the Fund benefited from country allocations and individual security selection.

  In terms of country allocations, the Fund was helped by overweight positions versus the Index in Venezuela and Ecuador and by an underweight position in Ukraine. Venezuela’s sovereign and quasi-sovereign bonds rallied strongly on speculation about the U.S.’ efforts to promote political change. Ecuador’s sovereign government bonds benefited from President Daniel Noboa's reelection, the country’s adherence to International Monetary Fund programs, and strengthened liquidity through new international financing agreements. Ukraine’s sovereign bonds weakened amid fading ceasefire optimism.

  Within individual security selection, the Fund’s exposure to the quasi-sovereign bonds of Venezuela’s state-owned oil and natural gas company Petroleos de Venezuela (PDVSA) added most to relative performance. PDVSA gained on increased investor optimism about a formal debt restructuring following the arrest of President Nicolas Maduro in early 2026.

  Security selection of local emerging markets bonds contributed positively, highlighted by positions in Colombia, Uzbekistan and South Africa.

Top Detractors from Performance:

  Underweight positions versus the Index in Lebanon and Bolivia detracted from the Fund’s relative performance. Prospects for reform lifted Lebanese sovereign bonds. Bolivia's sovereign bonds gained following the election of President Rodrigo Paz in November 2025, as his administration shifted the country toward orthodox fiscal policies and sought $1.4 billion in multilateral financing, which significantly reduced the market’s default concerns.

  Among individual securities, the Fund was hurt by its out-of-Index exposure to the corporate bonds of Brazilian energy company Raizen Fuels, which weakened on deteriorating credit metrics, high levels of debt and sustained negative cash flows.

  The Fund was hampered by an overweight in the quasi-sovereign bonds of Petroliam Nasional Berhad (Petronas), a Malaysian multinational oil and gas company. Petronas was pressured by persistent market challenges, unfavorable foreign exchange impacts and increased repair and maintenance costs.

  Security selection among local emerging markets bonds in the Czech Republic, Chile and Turkey detracted from the Fund’s relative returns.

  The Fund’s duration positioning strategy, specifically its slightly longer duration than that of the Index, detracted from relative performance.

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,453
$13,668
$12,243
Investor Shares
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Investor Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000	$10,000
3/17	$10,905	$10,892	$10,109
3/18	$11,351	$11,360	$10,358
3/19	$11,459	$11,839	$10,868
3/20	$10,177	$11,029	$11,585
3/21	$12,214	$12,793	$11,758
3/22	$11,302	$11,842	$11,297
3/23	$10,190	$11,022	$10,861
3/24	$11,532	$12,266	$11,311
3/25	$12,313	$13,093	$11,830
3/26	$13,668	$14,453	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	11.00%	2.27%	3.17%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	10.38%	2.47%	3.75%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$440,049,831
# of Portfolio Holdings as of Period End	525
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$3,699,759

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	68.5%
Oil Field Services	6.5%
Banks	3.9%
Engineering & Construction	2.1%
Electrical	1.7%
Food & Drug Retailing	1.2%
Mining	1.1%
Sovereign	0.9%
Pipelines	0.9%
Other	9.8%

Goldman Sachs Emerging Markets Debt Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Debt Fund

38144N171-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GEADX: Administration Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$61	0.60%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Administration Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,524
$12,253
$11,835
Administration Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Administration Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,128	$10,056	$10,044
3/18	$10,224	$10,122	$10,165
3/19	$10,462	$10,369	$10,620
3/20	$10,418	$10,769	$11,568
3/21	$10,918	$10,787	$11,650
3/22	$10,754	$10,685	$11,167
3/23	$10,874	$10,794	$10,633
3/24	$11,488	$11,259	$10,814
3/25	$12,083	$11,819	$11,342
3/26	$12,524	$12,253	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administration Shares	3.65%	2.78%	2.27%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Administration Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y526-AR-0326

Administration Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GEIAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.58%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
$12,528
$12,253
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class A
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,119	$10,056	$10,044
3/18	$10,206	$10,122	$10,165
3/19	$10,452	$10,369	$10,620
3/20	$10,409	$10,769	$11,568
3/21	$10,911	$10,787	$11,650
3/22	$10,749	$10,685	$11,167
3/23	$10,872	$10,794	$10,633
3/24	$11,487	$11,259	$10,814
3/25	$12,085	$11,819	$11,342
3/26	$12,528	$12,253	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.67%	2.80%	2.28%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y534-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GAEPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.34%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,492
$12,103
$11,744
Class P
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,236	$10,242	$10,538
3/20	$10,220	$10,636	$11,479
3/21	$10,750	$10,654	$11,561
3/22	$10,616	$10,554	$11,081
3/23	$10,762	$10,662	$10,551
3/24	$11,387	$11,120	$10,730
3/25	$12,008	$11,674	$11,254
3/26	$12,492	$12,103	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.03%	3.05%	2.84%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150B822-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GEIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.34%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,868
$12,253
$11,835
Class R6
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,155	$10,056	$10,044
3/18	$10,278	$10,122	$10,165
3/19	$10,544	$10,369	$10,620
3/20	$10,527	$10,769	$11,568
3/21	$11,074	$10,787	$11,650
3/22	$10,935	$10,685	$11,167
3/23	$11,086	$10,794	$10,633
3/24	$11,742	$11,259	$10,814
3/25	$12,369	$11,819	$11,342
3/26	$12,868	$12,253	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.03%	3.05%	2.55%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38147X622-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GEIIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.35%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,300,000
$1,200,000
$1,100,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,285,517
$1,225,309
$1,183,496
Institutional Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,015,300	$1,005,600	$1,004,400
3/18	$1,026,367	$1,012,237	$1,016,453
3/19	$1,054,079	$1,036,936	$1,061,990
3/20	$1,052,287	$1,076,858	$1,156,826
3/21	$1,106,795	$1,078,688	$1,165,039
3/22	$1,092,850	$1,068,549	$1,116,690
3/23	$1,107,822	$1,079,448	$1,063,312
3/24	$1,172,075	$1,125,864	$1,081,388
3/25	$1,235,836	$1,181,932	$1,134,160
3/26	$1,285,517	$1,225,309	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.02%	3.04%	2.54%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38142Y518-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GHIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$44	0.43%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
$12,747
$12,253
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Investor Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,144	$10,056	$10,044
3/18	$10,257	$10,122	$10,165
3/19	$10,513	$10,369	$10,620
3/20	$10,485	$10,769	$11,568
3/21	$11,019	$10,787	$11,650
3/22	$10,872	$10,685	$11,167
3/23	$11,012	$10,794	$10,633
3/24	$11,653	$11,259	$10,814
3/25	$12,265	$11,819	$11,342
3/26	$12,747	$12,253	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.93%	2.95%	2.46%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	2.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38145L877-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Enhanced Income Fund

GESVX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$86	0.85%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposures to investment grade corporate bonds, high yield corporate bonds, collateralized loan obligations and commercial mortgage-backed securities.

  Security selection strategies overall added value, especially the selection of specific investment grade industrials securities within the corporate bond sector and of collateralized loan obligations within the securitized credit sector. Selection within the government/swaps sector boosted results as well.

Top Detractors from Performance:

  The Fund’s duration and yield curve positioning strategy detracted from results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Goldman Sachs Enhanced Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,000
$10,000
$9,000
$8,000
12/10/21
3/22
3/23
3/24
3/25
3/26
$11,389
$11,371
$9,982
Service Shares
ICE BofAML One-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Service Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
12/10/21	$10,000	$10,000	$10,000
3/22	$9,877	$9,916	$9,419
3/23	$9,963	$10,017	$8,969
3/24	$10,499	$10,448	$9,121
3/25	$11,004	$10,968	$9,566
3/26	$11,389	$11,371	$9,982

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception
Service Shares (Commenced December 10, 2021)	3.50%	3.07%
ICE BofAML One-Year U.S. Treasury Note Index	3.67%	3.03%
Bloomberg U.S. Aggregate Bond Index	4.35%	-0.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced Income Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$486,943,005
# of Portfolio Holdings as of Period End	227
Portfolio Turnover Rate for the Period	65%
Total Net Advisory Fees Paid for the Period	$1,399,472

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to such securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to municipal securities and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.4%
Collateralized Loan Obligations	10.7%
Automotive	10.1%
U.S. Treasury Obligations	7.3%
Software	5.0%
Electrical	5.0%
Short-Term Investments	4.1%
Commercial Mortgage-Backed Securities	4.0%
Diversified Financial Services	4.0%
Other	25.9%

Goldman Sachs Enhanced Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Income Fund

38150C457-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GSGIX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.87%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,243
$12,001
$11,551
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,625	$10,000	$10,000
3/17	$9,735	$10,114	$10,109
3/18	$9,869	$10,254	$10,358
3/19	$10,263	$10,663	$10,868
3/20	$10,765	$11,184	$11,585
3/21	$11,319	$11,760	$11,758
3/22	$10,806	$11,227	$11,297
3/23	$10,296	$10,697	$10,861
3/24	$10,725	$11,142	$11,311
3/25	$11,193	$11,629	$11,830
3/26	$11,551	$12,001	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.20%	0.41%	1.84%
Class A including sales charges	-0.66%	-0.36%	1.45%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W109-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GSLCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$164	1.62%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,243
$11,139
$11,027
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,900	$10,000	$10,000
3/17	$9,942	$10,042	$10,109
3/18	$10,009	$10,110	$10,358
3/19	$10,333	$10,438	$10,868
3/20	$10,754	$10,863	$11,585
3/21	$11,227	$11,341	$11,758
3/22	$10,634	$10,742	$11,297
3/23	$10,068	$10,169	$10,861
3/24	$10,401	$10,506	$11,311
3/25	$10,775	$10,884	$11,830
3/26	$11,027	$11,139	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.34%	-0.36%	1.08%
Class C including sales charges	1.32%	-0.36%	1.08%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38142B187-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GGXPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$54	0.53%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,076
$11,883
Class P
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000
3/19	$10,477	$10,549
3/20	$11,026	$11,244
3/21	$11,631	$11,413
3/22	$11,139	$10,965
3/23	$10,657	$10,542
3/24	$11,137	$10,979
3/25	$11,662	$11,483
3/26	$12,076	$11,883

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.55%	0.75%	2.40%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38150B764-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GBIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,407
$12,243
Class R6
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000
3/17	$10,150	$10,109
3/18	$10,326	$10,358
3/19	$10,775	$10,868
3/20	$11,339	$11,585
3/21	$11,962	$11,758
3/22	$11,456	$11,297
3/23	$10,959	$10,861
3/24	$11,442	$11,311
3/25	$11,982	$11,830
3/26	$12,407	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.55%	0.73%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38147X549-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GSGLX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.54%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,275,000
$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,239,436
$1,224,300
Institutional Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$1,000,000	$1,000,000
3/17	$1,014,800	$1,010,900
3/18	$1,032,255	$1,035,768
3/19	$1,077,054	$1,086,832
3/20	$1,133,384	$1,158,454
3/21	$1,195,494	$1,175,831
3/22	$1,144,805	$1,129,738
3/23	$1,094,090	$1,086,130
3/24	$1,143,215	$1,131,096
3/25	$1,197,060	$1,183,013
3/26	$1,239,436	$1,224,300

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.54%	0.72%	2.17%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W737-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GBIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$63	0.62%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,294
$12,243
Investor Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000
3/17	$10,139	$10,109
3/18	$10,304	$10,358
3/19	$10,742	$10,868
3/20	$11,288	$11,585
3/21	$11,901	$11,758
3/22	$11,388	$11,297
3/23	$10,885	$10,861
3/24	$11,367	$11,311
3/25	$11,893	$11,830
3/26	$12,294	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.37%	0.65%	2.09%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38144N155-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Global Core Fixed Income Fund

GGISX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$105	1.03%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively due primarily to overweight exposures to commercial mortgage-backed securities and mortgage-backed securities within the securitized sector, which were generally supported by solid economic growth, robust fundamentals and strong demand for historically high yields.

  The Fund’s macro relative value country strategy contributed positively, driven by its short Japanese rates and long U.K. rates position in the fourth quarter of 2025. Japanese government bond yields rose in December 2025 on hawkish remarks from Bank of Japan Governor Ueda and other officials as well as on strong economic data. The Bank of Japan increased its rates by 25 basis points in its December meeting and hinted about further hikes ahead, inducing Japanese government bonds to sell off. In the U.K., gilts, or its government bonds, rallied in October 2025 after labor market and inflation data proved weaker than consensus expected, leading investors to price in more interest rate cuts from the Bank of England. A long New Zealand rates vs. short Japanese rates position also enhanced results.

  The Fund’s actively managed duration and yield curve strategy proved effective given our tactical month-end systematic U.S. Treasury auction strategy, especially in the second quarter of 2025 when rates rallied. The Fund’s underweight in five-year Japanese rates in March 2026 also added value. Additionally, having U.S. and European yield curve steepener positions and a Japanese yield curve flattener position contributed positively.

  Individual issue selection within the non-agency mortgage-backed securities, corporate bond, agency mortgage-backed securities and government sectors helped.

Top Detractors from Performance:

  The Fund’s currency strategy detracted from relative returns, driven by an underweight exposure to the New Zealand dollar in the second quarter of 2025 and by an overweight exposure to the South Korean won.

  Individual issue selection among emerging markets debt securities detracted, attributable mostly to the Fund’s allocation to local emerging markets debt, particularly in March 2026.

  Within our macro relative value country strategy, a long Norwegian rates vs. short Swiss rates position and a long New Zealand rates vs. short European rates position dampened results.

  Within the Fund’s cross-sector strategy, an underweight to investment grade corporate credit detracted.

Goldman Sachs Global Core Fixed Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,243
$11,778
Service Shares
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000
3/17	$10,090	$10,109
3/18	$10,222	$10,358
3/19	$10,606	$10,868
3/20	$11,107	$11,585
3/21	$11,660	$11,758
3/22	$11,108	$11,297
3/23	$10,567	$10,861
3/24	$10,978	$11,311
3/25	$11,439	$11,830
3/26	$11,778	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	2.97%	0.20%	1.65%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Core Fixed Income Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$801,560,122
# of Portfolio Holdings as of Period End	638
Portfolio Turnover Rate for the Period	488%
Total Net Advisory Fees Paid for the Period	$4,032,336

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its non-fundamental policy to invest at least 80% of its net assets in core fixed income securities, which are fixed income securities that are rated investment grade, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

Effective July 29, 2025, investments related to floating and variable rate obligations was added as a principal risk of the Fund.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to increase its management fee waiver in order to achieve an effective net management fee rate of 0.48% as an annual percentage of average daily net assets of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Sovereign Debt Obligations	33.7%
Federal Agencies	14.4%
Commercial Mortgage-Backed Securities	11.9%
Banks	10.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	7.7%
Automotive	2.0%
Software	1.7%
U.S. Treasury Obligations	1.6%
Other	13.7%

Goldman Sachs Global Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Core Fixed Income Fund

38141W729-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GFRAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.98%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$17,225
$15,071
$14,732
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,775	$10,000	$10,000	$10,000
3/17	$10,447	$10,687	$10,974	$10,044
3/18	$10,760	$11,008	$11,483	$10,165
3/19	$10,929	$11,180	$11,866	$10,620
3/20	$9,675	$9,898	$10,737	$11,568
3/21	$11,897	$12,171	$12,967	$11,650
3/22	$12,114	$12,393	$13,384	$11,167
3/23	$12,208	$12,489	$13,667	$10,633
3/24	$13,582	$13,895	$15,359	$10,814
3/25	$14,245	$14,573	$16,437	$11,342
3/26	$14,732	$15,071	$17,225	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.42%	4.37%	4.19%
Class A including sales charges	1.09%	3.88%	3.95%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C471-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GFRCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.73%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
$17,225
$14,004
$13,863
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class C (including sales charges)
Class C (excluding sales charges)
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,501	$10,607	$10,974	$10,044
3/18	$10,735	$10,844	$11,483	$10,165
3/19	$10,822	$10,931	$11,866	$10,620
3/20	$9,509	$9,605	$10,737	$11,568
3/21	$11,619	$11,736	$12,967	$11,650
3/22	$11,730	$11,849	$13,384	$11,167
3/23	$11,732	$11,851	$13,667	$10,633
3/24	$12,957	$13,088	$15,359	$10,814
3/25	$13,489	$13,625	$16,437	$11,342
3/26	$13,863	$14,004	$17,225	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.78%	3.59%	3.42%
Class C including sales charges	1.75%	3.59%	3.42%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C463-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GGNPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$70	0.69%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,935
$13,997
$11,744
Class P
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,132	$10,288	$10,538
3/20	$9,003	$9,310	$11,479
3/21	$11,118	$11,243	$11,561
3/22	$11,361	$11,604	$11,081
3/23	$11,489	$11,850	$10,551
3/24	$12,825	$13,317	$10,730
3/25	$13,493	$14,252	$11,254
3/26	$13,997	$14,935	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.73%	4.71%	4.32%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.17%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38150B665-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GFRRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$125	1.23%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$17,225
$14,727
$11,835
Class R
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,661	$10,974	$10,044
3/18	$10,953	$11,483	$10,165
3/19	$11,097	$11,866	$10,620
3/20	$9,802	$10,737	$11,568
3/21	$12,026	$12,967	$11,650
3/22	$12,216	$13,384	$11,167
3/23	$12,279	$13,667	$10,633
3/24	$13,629	$15,359	$10,814
3/25	$14,258	$16,437	$11,342
3/26	$14,727	$17,225	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	3.29%	4.13%	3.94%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C430-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GFRSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.69%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$15,296
$14,213
$11,526
Class R6
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,117	$10,197	$9,899
3/19	$10,301	$10,537	$10,342
3/20	$9,154	$9,535	$11,266
3/21	$11,291	$11,515	$11,346
3/22	$11,537	$11,884	$10,875
3/23	$11,666	$12,136	$10,355
3/24	$13,024	$13,639	$10,531
3/25	$13,702	$14,596	$11,045
3/26	$14,213	$15,296	$11,526

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.73%	4.71%	4.30%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145L166-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GSFRX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.70%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,722,484
$1,555,161
$1,183,496
Institutional Shares
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,071,200	$1,097,400	$1,004,400
3/18	$1,108,156	$1,148,319	$1,016,453
3/19	$1,128,214	$1,186,558	$1,061,990
3/20	$1,003,434	$1,073,717	$1,156,826
3/21	$1,237,635	$1,296,728	$1,165,039
3/22	$1,263,130	$1,338,353	$1,116,690
3/23	$1,277,025	$1,366,726	$1,063,312
3/24	$1,425,543	$1,535,926	$1,081,388
3/25	$1,499,528	$1,643,748	$1,134,160
3/26	$1,555,161	$1,722,484	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.71%	4.67%	4.51%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C455-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Floating Rate Fund

GFRIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	0.73%

How did the Fund perform and what affected its performance?

High yield floating rate bonds broadly gained, supported by Fed monetary policy, robust corporate earnings and favorable supply/demand dynamics. Yields were volatile, falling in the first half of the Period on expected Fed rate cuts and rising in the second half on worries about potential AI disruption and private credit stresses.

Top Contributors to Performance:

  The Fund’s industry allocations added to its performance versus the S&P UBS Leveraged Loan Index (Index). Specifically, the Fund benefited from its underweights in non-cellular telecommunications and technology. An overweight position in basic industry also bolstered relative returns.

  Selection within the diversified industrials, consumer services and aerospace and defense industries contributed positively to relative performance.

  In terms of individual issue selection, the Fund was helped by overweight positions in Plains All American Pipeline, a midstream energy company, and in Tosca, a provider of reusable plastic packaging and performance pooling solutions. The Fund’s lack of exposure to Cast & Crew, which provides payroll, financial and human resources solutions to the entertainment industry, added further to relative results.

  Within credit quality positioning, the Fund benefited from its overweight in B-rated issues.

  The Fund’s tactical allocation to high yield corporate bonds, which are not held by the Index, and its tactical use of credit default swaps contributed positively to returns.

Top Detractors from Performance:

  Selection in autos, capital goods and building materials hurt the Fund’s relative performance.

  Within individual issue selection, the Fund was hampered by its overweight positions in auto parts company First Brands Group and specialty chemical manufacturer Vibrantz Technologies as well as by its out-of-benchmark position in Apex Tools, a supplier of hand tools and power tools.

  As for industry allocations, the Fund was hampered by its underweights in health care and cable and satellite TV. An overweight in chemicals also diminished relative returns.

  Within credit quality positioning, the Fund’s overweight versus the Index in CCC-rated issues and its underweight in BB-rated issues detracted from relative performance.

  The Fund’s tactical allocation to equities limited gains.

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$18,000
$16,000
$14,000
$12,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$17,225
$15,476
$11,835
Investor Shares
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,702	$10,974	$10,044
3/18	$11,062	$11,483	$10,165
3/19	$11,264	$11,866	$10,620
3/20	$10,001	$10,737	$11,568
3/21	$12,337	$12,967	$11,650
3/22	$12,581	$13,384	$11,167
3/23	$12,712	$13,667	$10,633
3/24	$14,194	$15,359	$10,814
3/25	$14,925	$16,437	$11,342
3/26	$15,476	$17,225	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.69%	4.64%	4.46%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	4.79%	5.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,408,024,114
# of Portfolio Holdings as of Period End	391
Portfolio Turnover Rate for the Period	53%
Total Net Advisory Fees Paid for the Period	$9,647,885

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 6, 2026, the Fund changed its principal investment strategy to permit the Fund to invest in common stocks, warrants, rights, convertible securities and other equity securities. The Fund continues to be permitted to invest in fixed income instruments. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Insurance	5.9%
Diversified Financial Services	5.1%
Technology - Software	5.0%
Commercial Services	4.8%
Building & Construction	4.4%
Aerospace & Defense	3.9%
Chemicals	3.8%
Technology	3.7%
Consumer Cyclical Services	3.7%
Other	59.6%

Goldman Sachs High Yield Floating Rate Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged) (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2026 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Floating Rate Fund

38145C448-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Income Fund

GSCHX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$90	0.88%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results was its cross-sector strategy, driven by its overweights to high yield corporate bonds and emerging markets debt. Sector overweights to commercial mortgage-backed securities and collateralized loan obligations also added value.

  The Fund’s duration and yield curve positioning strategies contributed positively, largely driven by our discretionary interest rate trades in the U.S. and by the Fund’s short positioning in the 20- and 30-year segments of the U.S. Treasury yield curve.

  Security selection strategies overall added value. Within the corporate credit sector, name selection of high yield industrials bonds contributed most positively. Within the emerging markets debt sector, exposure to Latin America debt securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to mortgage-backed securities and our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted from relative returns.

  Individual issue selection within the securitized sector dampened Fund performance due primarily to an underweight to lower-coupon agency mortgage-backed securities.

Goldman Sachs Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,452
$11,985
$10,513
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,625	$10,000	$10,000
3/20	$8,649	$8,986	$10,276
3/21	$10,374	$10,778	$10,349
3/22	$10,077	$10,470	$9,919
3/23	$9,689	$10,066	$9,445
3/24	$10,689	$11,105	$9,606
3/25	$11,347	$11,789	$10,075
3/26	$11,985	$12,452	$10,513

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class A (Commenced December 3, 2019)	5.62%	2.93%	3.53%
Class A including sales charges	1.65%	2.14%	2.90%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Goldman Sachs Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C754-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Income Fund

GSCJX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$167	1.63%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results was its cross-sector strategy, driven by its overweights to high yield corporate bonds and emerging markets debt. Sector overweights to commercial mortgage-backed securities and collateralized loan obligations also added value.

  The Fund’s duration and yield curve positioning strategies contributed positively, largely driven by our discretionary interest rate trades in the U.S. and by the Fund’s short positioning in the 20- and 30-year segments of the U.S. Treasury yield curve.

  Security selection strategies overall added value. Within the corporate credit sector, name selection of high yield industrials bonds contributed most positively. Within the emerging markets debt sector, exposure to Latin America debt securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to mortgage-backed securities and our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted from relative returns.

  Individual issue selection within the securitized sector dampened Fund performance due primarily to an underweight to lower-coupon agency mortgage-backed securities.

Goldman Sachs Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,000
$10,000
$9,000
$8,000
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,879
$11,760
$10,513
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,900	$10,000	$10,000
3/20	$8,875	$8,965	$10,276
3/21	$10,567	$10,674	$10,349
3/22	$10,188	$10,291	$9,919
3/23	$9,722	$9,820	$9,445
3/24	$10,633	$10,740	$9,606
3/25	$11,205	$11,318	$10,075
3/26	$11,760	$11,879	$10,513

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class C (Commenced December 3, 2019)	4.95%	2.16%	2.76%
Class C including sales charges	3.91%	2.16%	2.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Goldman Sachs Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C747-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Income Fund

GSCUX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$56	0.54%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results was its cross-sector strategy, driven by its overweights to high yield corporate bonds and emerging markets debt. Sector overweights to commercial mortgage-backed securities and collateralized loan obligations also added value.

  The Fund’s duration and yield curve positioning strategies contributed positively, largely driven by our discretionary interest rate trades in the U.S. and by the Fund’s short positioning in the 20- and 30-year segments of the U.S. Treasury yield curve.

  Security selection strategies overall added value. Within the corporate credit sector, name selection of high yield industrials bonds contributed most positively. Within the emerging markets debt sector, exposure to Latin America debt securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to mortgage-backed securities and our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted from relative returns.

  Individual issue selection within the securitized sector dampened Fund performance due primarily to an underweight to lower-coupon agency mortgage-backed securities.

Goldman Sachs Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,725
$10,513
Class P
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,007	$10,075
3/26	$12,725	$10,513

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced December 3, 2019)	5.98%	3.28%	3.88%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Goldman Sachs Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C689-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Income Fund

GSCRX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.54%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results was its cross-sector strategy, driven by its overweights to high yield corporate bonds and emerging markets debt. Sector overweights to commercial mortgage-backed securities and collateralized loan obligations also added value.

  The Fund’s duration and yield curve positioning strategies contributed positively, largely driven by our discretionary interest rate trades in the U.S. and by the Fund’s short positioning in the 20- and 30-year segments of the U.S. Treasury yield curve.

  Security selection strategies overall added value. Within the corporate credit sector, name selection of high yield industrials bonds contributed most positively. Within the emerging markets debt sector, exposure to Latin America debt securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to mortgage-backed securities and our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted from relative returns.

  Individual issue selection within the securitized sector dampened Fund performance due primarily to an underweight to lower-coupon agency mortgage-backed securities.

Goldman Sachs Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,724
$10,513
Class R6
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,006	$10,075
3/26	$12,724	$10,513

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 3, 2019)	5.98%	3.28%	3.88%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Goldman Sachs Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C697-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Income Fund

GSNCX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$57	0.55%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results was its cross-sector strategy, driven by its overweights to high yield corporate bonds and emerging markets debt. Sector overweights to commercial mortgage-backed securities and collateralized loan obligations also added value.

  The Fund’s duration and yield curve positioning strategies contributed positively, largely driven by our discretionary interest rate trades in the U.S. and by the Fund’s short positioning in the 20- and 30-year segments of the U.S. Treasury yield curve.

  Security selection strategies overall added value. Within the corporate credit sector, name selection of high yield industrials bonds contributed most positively. Within the emerging markets debt sector, exposure to Latin America debt securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to mortgage-backed securities and our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted from relative returns.

  Individual issue selection within the securitized sector dampened Fund performance due primarily to an underweight to lower-coupon agency mortgage-backed securities.

Goldman Sachs Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,400,000
$1,200,000
$1,000,000
$800,000
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,271,833
$1,051,291
Institutional Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$1,000,000	$1,000,000
3/20	$899,700	$1,027,600
3/21	$1,082,699	$1,034,896
3/22	$1,055,198	$991,948
3/23	$1,017,950	$944,533
3/24	$1,125,445	$960,590
3/25	$1,198,824	$1,007,467
3/26	$1,271,833	$1,051,291

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced December 3, 2019)	6.09%	3.27%	3.87%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Goldman Sachs Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C739-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Income Fund

GSCMX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	0.63%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to the Fund’s performance results was its cross-sector strategy, driven by its overweights to high yield corporate bonds and emerging markets debt. Sector overweights to commercial mortgage-backed securities and collateralized loan obligations also added value.

  The Fund’s duration and yield curve positioning strategies contributed positively, largely driven by our discretionary interest rate trades in the U.S. and by the Fund’s short positioning in the 20- and 30-year segments of the U.S. Treasury yield curve.

  Security selection strategies overall added value. Within the corporate credit sector, name selection of high yield industrials bonds contributed most positively. Within the emerging markets debt sector, exposure to Latin America debt securities helped most.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to mortgage-backed securities and our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, detracted from relative returns.

  Individual issue selection within the securitized sector dampened Fund performance due primarily to an underweight to lower-coupon agency mortgage-backed securities.

Goldman Sachs Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
12/3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,663
$10,513
Investor Shares
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,994	$10,276
3/21	$10,814	$10,349
3/22	$10,531	$9,919
3/23	$10,151	$9,445
3/24	$11,226	$9,606
3/25	$11,961	$10,075
3/26	$12,663	$10,513

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced December 3, 2019)	5.87%	3.21%	3.80%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.79%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$159,221,254
# of Portfolio Holdings as of Period End	651
Portfolio Turnover Rate for the Period	427%
Total Net Advisory Fees Paid for the Period	$753,137

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. These changes did not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective did not change.

At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Income ETF (the “ETF”), a newly created shell series of Goldman Sachs ETF Trust. The ETF will be managed in a substantially similar manner to the Fund. The Reorganization is anticipated to occur on or about August 7, 2026.

The Fund's net expense ratio decreased during the Period as a result of a reduction in the “Other Expenses” limitation and the addition of a management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Banks	11.6%
Pipelines	6.0%
Collateralized Loan Obligations	5.9%
Federal Agencies	5.5%
Software	5.5%
Oil Field Services	5.4%
Diversified Financial Services	4.5%
Telecommunication Services	4.3%
Insurance	4.1%
Other	51.1%

Goldman Sachs Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Fund

38150C721-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GSAPX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	0.67%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,006
$12,334
$11,872
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$9,752	$10,132	$10,148	$10,044
3/18	$9,782	$10,163	$10,241	$10,165
3/19	$9,998	$10,388	$10,518	$10,620
3/20	$10,590	$11,003	$11,238	$11,568
3/21	$11,302	$11,742	$12,086	$11,650
3/22	$11,715	$12,171	$12,604	$11,167
3/23	$10,970	$11,397	$11,840	$10,633
3/24	$10,951	$11,378	$11,894	$10,814
3/25	$11,572	$12,023	$12,628	$11,342
3/26	$11,872	$12,334	$13,006	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.59%	0.99%	2.12%
Class A including sales charges	-1.24%	0.22%	1.73%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N866-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GSCFX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$143	1.42%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$13,006
$11,835
$11,445
$11,331
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$9,958	$10,059	$10,148	$10,044
3/18	$9,917	$10,017	$10,241	$10,165
3/19	$10,053	$10,155	$10,518	$10,620
3/20	$10,570	$10,677	$11,238	$11,568
3/21	$11,205	$11,319	$12,086	$11,650
3/22	$11,532	$11,648	$12,604	$11,167
3/23	$10,710	$10,819	$11,840	$10,633
3/24	$10,618	$10,726	$11,894	$10,814
3/25	$11,128	$11,240	$12,628	$11,342
3/26	$11,331	$11,445	$13,006	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	1.82%	0.22%	1.36%
Class C including sales charges	0.80%	0.22%	1.36%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N858-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GGJPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.33%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,748
$12,515
$11,744
Class P
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,277	$10,309	$10,538
3/20	$10,935	$11,015	$11,479
3/21	$11,708	$11,846	$11,561
3/22	$12,182	$12,354	$11,081
3/23	$11,438	$11,605	$10,551
3/24	$11,469	$11,657	$10,730
3/25	$12,162	$12,377	$11,254
3/26	$12,515	$12,748	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	2.90%	1.34%	2.86%
Bloomberg U.S. TIPS Index	3.00%	1.48%	3.10%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38150B624-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GSRPX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$93	0.92%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,006
$12,029
$11,835
Class R
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,107	$10,148	$10,044
3/18	$10,116	$10,241	$10,165
3/19	$10,305	$10,518	$10,620
3/20	$10,895	$11,238	$11,568
3/21	$11,595	$12,086	$11,650
3/22	$11,995	$12,604	$11,167
3/23	$11,200	$11,840	$10,633
3/24	$11,154	$11,894	$10,814
3/25	$11,764	$12,628	$11,342
3/26	$12,029	$13,006	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	2.25%	0.74%	1.86%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N261-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GSRUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.33%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,006
$12,767
$11,835
Class R6
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,162	$10,148	$10,044
3/18	$10,238	$10,241	$10,165
3/19	$10,491	$10,518	$10,620
3/20	$11,153	$11,238	$11,568
3/21	$11,953	$12,086	$11,650
3/22	$12,426	$12,604	$11,167
3/23	$11,678	$11,840	$10,633
3/24	$11,698	$11,894	$10,814
3/25	$12,407	$12,628	$11,342
3/26	$12,767	$13,006	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	2.90%	1.33%	2.47%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38147X580-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GSIPX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.34%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,300,633
$1,275,796
$1,183,496
Institutional Shares
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,017,000	$1,014,800	$1,004,400
3/18	$1,023,509	$1,024,136	$1,016,453
3/19	$1,049,608	$1,051,788	$1,061,990
3/20	$1,115,629	$1,123,835	$1,156,826
3/21	$1,194,392	$1,208,572	$1,165,039
3/22	$1,242,645	$1,260,420	$1,116,690
3/23	$1,167,465	$1,184,039	$1,063,312
3/24	$1,169,333	$1,189,367	$1,081,388
3/25	$1,239,961	$1,262,751	$1,134,160
3/26	$1,275,796	$1,300,633	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	2.89%	1.33%	2.46%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38144N841-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Inflation Protected Securities Fund

GSTPX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	0.42%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Specific selection of U.S. Treasury inflation protected securities (TIPS) contributed most positively to the Fund’s relative results. Inflation expectations remained elevated amidst Liberation Day and the conflict in the Middle East.

  The Fund’s duration positioning strategy in aggregate contributed positively to its results. More specifically, our tactical auction month-end strategies helped. Investor sentiment had been optimistic at the start of 2025 but quickly deteriorated post Liberation Day in April 2025, the start of the Fund’s Period, due to renewed inflation fears based on new rounds of tariffs and potential retaliations. The U.S. Administration’s proposed tax cuts and spending plans exacerbated concerns around U.S. fiscal health. These factors, along with hedge funds’ deleveraging trades, sparked the initial U.S. Treasury sell-off. Soon, resilient economic growth and positive labor market data suggested the U.S. Fed could cool inflation without triggering a recession, or, in other words, orchestrate a soft landing. However, frequent upside surprises in U.S. inflation data were seen during the Period. For example, the third quarter of 2025 saw a deterioration in economic data, with labor market weakness and inflationary fears sparking a broad rate rally.

  The Fund’s steepener trades proved beneficial, as the yield curve steepened. Short-term yields fell as the Fed entered its interest rate cutting cycle in September 2025. However, long-term yields remained elevated due to rising deficit concerns in the U.S. Additionally, geopolitical uncertainty and unresolved fiscal matters put upward pressure on long-term yields.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility. The Fund’s term premium trades, swap spreads, 5-year/5-year breakevens and fly trades all underperformed in aggregate.

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,006
$12,655
$11,835
Investor Shares
Bloomberg U.S. TIPS Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,164	$10,148	$10,044
3/18	$10,220	$10,241	$10,165
3/19	$10,473	$10,518	$10,620
3/20	$11,117	$11,238	$11,568
3/21	$11,899	$12,086	$11,650
3/22	$12,363	$12,604	$11,167
3/23	$11,600	$11,840	$10,633
3/24	$11,621	$11,894	$10,814
3/25	$12,304	$12,628	$11,342
3/26	$12,655	$13,006	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	2.85%	1.24%	2.38%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$227,389,097
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	221%
Total Net Advisory Fees Paid for the Period	$529,312

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to other investment companies was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	92.7%
Other	4.9%

Goldman Sachs Inflation Protected Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Inflation Protected Securities Fund

38145N253-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Investment Grade Credit Fund

GSGAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.71%

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Top Contributors to Performance:

  Relative to the Bloomberg U.S. Credit Index (Index), the Fund benefited from effective individual issue selection in the investment grade corporate bonds of industrials and financials companies.

  Within our cross-sector strategy, the Fund was helped by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade credit spreads narrowed during the Period. Spread tightening was supported by strong corporate fundamentals with solid earnings growth, accommodative Fed monetary policy, and favorable supply/demand dynamics as global demand for investment grade corporate bonds remained robust.

  The Fund was aided by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added substantial value, as longer-term yields fell less than short- and intermediate-term yields during the Period.

  Exposure to investment grade credit default swap indices versus cash bonds bolstered the Fund’s relative performance, as synthetics outperformed cash bonds.

  The Fund’s selective down-in-quality bias, specifically its overweight versus the Index in BBB-rated issues, contributed positively to returns. Lower quality corporate bonds generally outperformed their higher quality counterparts during the Period.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

Top Detractors from Performance:

  The Fund was hurt by our government/swap selection strategy. At the beginning of the Period, the Fund’s positioning detracted from relative returns amid increasing concerns about a drop in demand for U.S. assets by foreign investors. Later in the Period, the Fund’s positioning detracted from performance, as risk sentiment deteriorated, driven by themes related to potential AI disruption and by geopolitical tensions.

  An overweight position versus the Index in the investment grade corporate bonds of technology companies weighed on the Fund’s relative performance.

Goldman Sachs Investment Grade Credit Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,054
$12,947
$12,462
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$9,890	$10,275	$10,296	$10,044
3/18	$10,121	$10,515	$10,563	$10,165
3/19	$10,641	$11,056	$11,079	$10,620
3/20	$10,853	$11,276	$11,644	$11,568
3/21	$12,072	$12,542	$12,562	$11,650
3/22	$11,538	$11,988	$12,039	$11,167
3/23	$10,879	$11,303	$11,400	$10,633
3/24	$11,373	$11,817	$11,873	$10,814
3/25	$11,934	$12,399	$12,451	$11,342
3/26	$12,462	$12,947	$13,054	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.42%	0.64%	2.62%
Class A including sales charges	0.54%	-0.12%	2.23%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Investment Grade Credit Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Goldman Sachs Investment Grade Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H852-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Investment Grade Credit Fund

GGBPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Top Contributors to Performance:

  Relative to the Bloomberg U.S. Credit Index (Index), the Fund benefited from effective individual issue selection in the investment grade corporate bonds of industrials and financials companies.

  Within our cross-sector strategy, the Fund was helped by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade credit spreads narrowed during the Period. Spread tightening was supported by strong corporate fundamentals with solid earnings growth, accommodative Fed monetary policy, and favorable supply/demand dynamics as global demand for investment grade corporate bonds remained robust.

  The Fund was aided by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added substantial value, as longer-term yields fell less than short- and intermediate-term yields during the Period.

  Exposure to investment grade credit default swap indices versus cash bonds bolstered the Fund’s relative performance, as synthetics outperformed cash bonds.

  The Fund’s selective down-in-quality bias, specifically its overweight versus the Index in BBB-rated issues, contributed positively to returns. Lower quality corporate bonds generally outperformed their higher quality counterparts during the Period.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

Top Detractors from Performance:

  The Fund was hurt by our government/swap selection strategy. At the beginning of the Period, the Fund’s positioning detracted from relative returns amid increasing concerns about a drop in demand for U.S. assets by foreign investors. Later in the Period, the Fund’s positioning detracted from performance, as risk sentiment deteriorated, driven by themes related to potential AI disruption and by geopolitical tensions.

  An overweight position versus the Index in the investment grade corporate bonds of technology companies weighed on the Fund’s relative performance.

Goldman Sachs Investment Grade Credit Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,740
$12,470
$11,744
Class P
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,612	$10,584	$10,538
3/20	$10,872	$11,124	$11,479
3/21	$12,134	$12,000	$11,561
3/22	$11,637	$11,501	$11,081
3/23	$11,010	$10,890	$10,551
3/24	$11,549	$11,342	$10,730
3/25	$12,160	$11,895	$11,254
3/26	$12,740	$12,470	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.77%	0.98%	3.09%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.81%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Investment Grade Credit Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Goldman Sachs Investment Grade Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38150B558-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Investment Grade Credit Fund

GTIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Top Contributors to Performance:

  Relative to the Bloomberg U.S. Credit Index (Index), the Fund benefited from effective individual issue selection in the investment grade corporate bonds of industrials and financials companies.

  Within our cross-sector strategy, the Fund was helped by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade credit spreads narrowed during the Period. Spread tightening was supported by strong corporate fundamentals with solid earnings growth, accommodative Fed monetary policy, and favorable supply/demand dynamics as global demand for investment grade corporate bonds remained robust.

  The Fund was aided by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added substantial value, as longer-term yields fell less than short- and intermediate-term yields during the Period.

  Exposure to investment grade credit default swap indices versus cash bonds bolstered the Fund’s relative performance, as synthetics outperformed cash bonds.

  The Fund’s selective down-in-quality bias, specifically its overweight versus the Index in BBB-rated issues, contributed positively to returns. Lower quality corporate bonds generally outperformed their higher quality counterparts during the Period.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

Top Detractors from Performance:

  The Fund was hurt by our government/swap selection strategy. At the beginning of the Period, the Fund’s positioning detracted from relative returns amid increasing concerns about a drop in demand for U.S. assets by foreign investors. Later in the Period, the Fund’s positioning detracted from performance, as risk sentiment deteriorated, driven by themes related to potential AI disruption and by geopolitical tensions.

  An overweight position versus the Index in the investment grade corporate bonds of technology companies weighed on the Fund’s relative performance.

Goldman Sachs Investment Grade Credit Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,415
$13,054
$11,835
Class R6
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,323	$10,296	$10,044
3/18	$10,602	$10,563	$10,165
3/19	$11,173	$11,079	$10,620
3/20	$11,447	$11,644	$11,568
3/21	$12,761	$12,562	$11,650
3/22	$12,252	$12,039	$11,167
3/23	$11,593	$11,400	$10,633
3/24	$12,161	$11,873	$10,814
3/25	$12,804	$12,451	$11,342
3/26	$13,415	$13,054	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.77%	1.00%	2.98%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Investment Grade Credit Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Goldman Sachs Investment Grade Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38148U866-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Investment Grade Credit Fund

GSGDX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Top Contributors to Performance:

  Relative to the Bloomberg U.S. Credit Index (Index), the Fund benefited from effective individual issue selection in the investment grade corporate bonds of industrials and financials companies.

  Within our cross-sector strategy, the Fund was helped by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade credit spreads narrowed during the Period. Spread tightening was supported by strong corporate fundamentals with solid earnings growth, accommodative Fed monetary policy, and favorable supply/demand dynamics as global demand for investment grade corporate bonds remained robust.

  The Fund was aided by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added substantial value, as longer-term yields fell less than short- and intermediate-term yields during the Period.

  Exposure to investment grade credit default swap indices versus cash bonds bolstered the Fund’s relative performance, as synthetics outperformed cash bonds.

  The Fund’s selective down-in-quality bias, specifically its overweight versus the Index in BBB-rated issues, contributed positively to returns. Lower quality corporate bonds generally outperformed their higher quality counterparts during the Period.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

Top Detractors from Performance:

  The Fund was hurt by our government/swap selection strategy. At the beginning of the Period, the Fund’s positioning detracted from relative returns amid increasing concerns about a drop in demand for U.S. assets by foreign investors. Later in the Period, the Fund’s positioning detracted from performance, as risk sentiment deteriorated, driven by themes related to potential AI disruption and by geopolitical tensions.

  An overweight position versus the Index in the investment grade corporate bonds of technology companies weighed on the Fund’s relative performance.

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,338,456
$1,305,388
$1,183,496
Institutional Shares
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,031,000	$1,029,600	$1,004,400
3/18	$1,058,734	$1,056,267	$1,016,453
3/19	$1,116,858	$1,107,918	$1,061,990
3/20	$1,144,110	$1,164,422	$1,156,826
3/21	$1,275,339	$1,256,178	$1,165,039
3/22	$1,224,326	$1,203,921	$1,116,690
3/23	$1,156,988	$1,139,993	$1,063,312
3/24	$1,213,564	$1,187,303	$1,081,388
3/25	$1,277,641	$1,245,124	$1,134,160
3/26	$1,338,456	$1,305,388	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.76%	0.97%	2.96%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Goldman Sachs Investment Grade Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H845-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Investment Grade Credit Fund

GTIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Top Contributors to Performance:

  Relative to the Bloomberg U.S. Credit Index (Index), the Fund benefited from effective individual issue selection in the investment grade corporate bonds of industrials and financials companies.

  Within our cross-sector strategy, the Fund was helped by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade credit spreads narrowed during the Period. Spread tightening was supported by strong corporate fundamentals with solid earnings growth, accommodative Fed monetary policy, and favorable supply/demand dynamics as global demand for investment grade corporate bonds remained robust.

  The Fund was aided by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added substantial value, as longer-term yields fell less than short- and intermediate-term yields during the Period.

  Exposure to investment grade credit default swap indices versus cash bonds bolstered the Fund’s relative performance, as synthetics outperformed cash bonds.

  The Fund’s selective down-in-quality bias, specifically its overweight versus the Index in BBB-rated issues, contributed positively to returns. Lower quality corporate bonds generally outperformed their higher quality counterparts during the Period.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

Top Detractors from Performance:

  The Fund was hurt by our government/swap selection strategy. At the beginning of the Period, the Fund’s positioning detracted from relative returns amid increasing concerns about a drop in demand for U.S. assets by foreign investors. Later in the Period, the Fund’s positioning detracted from performance, as risk sentiment deteriorated, driven by themes related to potential AI disruption and by geopolitical tensions.

  An overweight position versus the Index in the investment grade corporate bonds of technology companies weighed on the Fund’s relative performance.

Goldman Sachs Investment Grade Credit Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,259
$13,054
$11,835
Investor Shares
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,301	$10,296	$10,044
3/18	$10,569	$10,563	$10,165
3/19	$11,127	$11,079	$10,620
3/20	$11,388	$11,644	$11,568
3/21	$12,684	$12,562	$11,650
3/22	$12,168	$12,039	$11,167
3/23	$11,489	$11,400	$10,633
3/24	$12,041	$11,873	$10,814
3/25	$12,667	$12,451	$11,342
3/26	$13,259	$13,054	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.68%	0.89%	2.86%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Investment Grade Credit Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Goldman Sachs Investment Grade Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38144N189-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Investment Grade Credit Fund

GSCPX: Separate Account Institutional

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$38	0.37%

How did the Fund perform and what affected its performance?

Investment grade corporate bonds broadly gained, buoyed by the start of the Fed’s easing cycle and resilient fundamentals. Periodic volatility stemmed from macro and geopolitical events, such as trade tariffs, a government shutdown that delayed economic releases, and an energy shock driven by conflict in the Middle East.

Top Contributors to Performance:

  Relative to the Bloomberg U.S. Credit Index (Index), the Fund benefited from effective individual issue selection in the investment grade corporate bonds of industrials and financials companies.

  Within our cross-sector strategy, the Fund was helped by its overweight to credit beta (that is, its exposure to corporate bond market risk), as investment grade credit spreads narrowed during the Period. Spread tightening was supported by strong corporate fundamentals with solid earnings growth, accommodative Fed monetary policy, and favorable supply/demand dynamics as global demand for investment grade corporate bonds remained robust.

  The Fund was aided by its credit curve positioning, wherein it was overweight relative to the Index in short- and intermediate-maturity investment grade corporate bonds and underweight longer-maturity investment grade corporate bonds. This positioning added substantial value, as longer-term yields fell less than short- and intermediate-term yields during the Period.

  Exposure to investment grade credit default swap indices versus cash bonds bolstered the Fund’s relative performance, as synthetics outperformed cash bonds.

  The Fund’s selective down-in-quality bias, specifically its overweight versus the Index in BBB-rated issues, contributed positively to returns. Lower quality corporate bonds generally outperformed their higher quality counterparts during the Period.

  Our systematic auction strategy, through which we participate in bond auctions, had a positive impact on relative results.

Top Detractors from Performance:

  The Fund was hurt by our government/swap selection strategy. At the beginning of the Period, the Fund’s positioning detracted from relative returns amid increasing concerns about a drop in demand for U.S. assets by foreign investors. Later in the Period, the Fund’s positioning detracted from performance, as risk sentiment deteriorated, driven by themes related to potential AI disruption and by geopolitical tensions.

  An overweight position versus the Index in the investment grade corporate bonds of technology companies weighed on the Fund’s relative performance.

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,380
$13,054
$11,835
Separate Account Institutional
Bloomberg U.S. Credit Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Separate Account Institutional	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,310	$10,296	$10,044
3/18	$10,587	$10,563	$10,165
3/19	$11,158	$11,079	$10,620
3/20	$11,431	$11,644	$11,568
3/21	$12,757	$12,562	$11,650
3/22	$12,236	$12,039	$11,167
3/23	$11,577	$11,400	$10,633
3/24	$12,145	$11,873	$10,814
3/25	$12,771	$12,451	$11,342
3/26	$13,380	$13,054	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Separate Account Institutional	4.77%	0.96%	2.95%
Bloomberg U.S. Credit Index	4.84%	0.77%	2.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$683,513,575
# of Portfolio Holdings as of Period End	496
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,229,862

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	22.0%
Software	8.7%
Diversified Financial Services	4.7%
Automotive	4.4%
Real Estate Investment Trust	4.3%
Healthcare Providers & Services	4.2%
Electrical	3.8%
Aerospace & Defense	3.5%
Agriculture	3.1%
Other	36.2%

Goldman Sachs Investment Grade Credit Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investment Grade Credit Fund

38143H829-AR-0326

Separate Account Institutional

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Credit Fund

GAMDX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.14%

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Top Contributors to Performance:

  Compared to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially overweights in BB- and BBB-rated issuers.

  The Fund’s positioning in quasi-sovereign emerging markets debt added to relative performance.

  Strong security selection among emerging markets corporate bonds contributed positively. The Fund was helped most by an overweight position in Panama-based Aeropuerto Internacional de Tocumen, which performed strongly as passenger traffic increased and new air carriers began using the airport.

  An overweight to the corporate bonds of MC Brazil Downstream Trading was advantageous. The Luxembourg-registered petroleum refiner benefited from robust growth in refining margins.

  The Fund’s overweight in the corporate bonds of Seplat Energy bolstered relative performance. The Nigerian independent energy company performed well on strong third quarter 2025 results with production near the top end of management guidance thanks to steady onshore performance and stable gains driven by an offshore well restoration program.

  Selection of sovereign emerging markets debt added to the Fund’s relative returns, especially selection in Nigeria, Ivory Coast and El Salvador.

  Our duration positioning strategy, wherein we managed the Fund with a slightly shorter duration than the Index, contributed positively to relative results.

Top Detractors from Performance:

  The Fund was hurt by its overweight position compared to the Index in Brazilian energy company Raizen Fuels. In early February 2026, Raizen Fuels’ corporate bonds sold off sharply following a news report that the company had hired legal advisors ahead of a potential debt restructuring, which contradicted previous management assurances regarding liquidity and equity injections. Shortly afterwards, the company was downgraded by credit rating agencies Fitch Ratings and S&P Global Ratings.

  A modest overweight in Braskem Netherlands Finance detracted from relative performance. The company’s bonds underperformed following credit rating downgrades and on news its management had hired advisors to review its capital structure.

  The Fund was hampered by a slight underweight in the corporate bonds of NWD Finance, a Hong Kong-based real estate company. The bonds strengthened as the Hong Kong housing market experienced a gradual recovery, supported by rising rents and the potential of interest rate cuts that could support development.

  The Fund’s exposure to Sri Lankan and Romanian sovereign debt was a drag on relative performance.

Goldman Sachs Emerging Markets Credit Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$15,313
$12,449
$12,243
$11,888
Class A (including sales charges)
Class A (excluding sales charges)
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,550	$10,000	$10,000	$10,000
3/17	$10,143	$10,621	$10,869	$10,109
3/18	$11,556	$12,101	$11,267	$10,358
3/19	$10,160	$10,639	$11,785	$10,868
3/20	$9,137	$9,567	$11,386	$11,585
3/21	$10,567	$11,065	$13,470	$11,758
3/22	$9,879	$10,344	$12,494	$11,297
3/23	$9,702	$10,159	$12,290	$10,861
3/24	$10,413	$10,904	$13,417	$11,311
3/25	$11,178	$11,704	$14,455	$11,830
3/26	$11,888	$12,449	$15,313	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.36%	2.38%	2.21%
Class A including sales charges	1.55%	1.45%	1.74%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Credit Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Goldman Sachs Emerging Markets Credit Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N105-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Credit Fund

GCMDX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$194	1.89%

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Top Contributors to Performance:

  Compared to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially overweights in BB- and BBB-rated issuers.

  The Fund’s positioning in quasi-sovereign emerging markets debt added to relative performance.

  Strong security selection among emerging markets corporate bonds contributed positively. The Fund was helped most by an overweight position in Panama-based Aeropuerto Internacional de Tocumen, which performed strongly as passenger traffic increased and new air carriers began using the airport.

  An overweight to the corporate bonds of MC Brazil Downstream Trading was advantageous. The Luxembourg-registered petroleum refiner benefited from robust growth in refining margins.

  The Fund’s overweight in the corporate bonds of Seplat Energy bolstered relative performance. The Nigerian independent energy company performed well on strong third quarter 2025 results with production near the top end of management guidance thanks to steady onshore performance and stable gains driven by an offshore well restoration program.

  Selection of sovereign emerging markets debt added to the Fund’s relative returns, especially selection in Nigeria, Ivory Coast and El Salvador.

  Our duration positioning strategy, wherein we managed the Fund with a slightly shorter duration than the Index, contributed positively to relative results.

Top Detractors from Performance:

  The Fund was hurt by its overweight position compared to the Index in Brazilian energy company Raizen Fuels. In early February 2026, Raizen Fuels’ corporate bonds sold off sharply following a news report that the company had hired legal advisors ahead of a potential debt restructuring, which contradicted previous management assurances regarding liquidity and equity injections. Shortly afterwards, the company was downgraded by credit rating agencies Fitch Ratings and S&P Global Ratings.

  A modest overweight in Braskem Netherlands Finance detracted from relative performance. The company’s bonds underperformed following credit rating downgrades and on news its management had hired advisors to review its capital structure.

  The Fund was hampered by a slight underweight in the corporate bonds of NWD Finance, a Hong Kong-based real estate company. The bonds strengthened as the Hong Kong housing market experienced a gradual recovery, supported by rising rents and the potential of interest rate cuts that could support development.

  The Fund’s exposure to Sri Lankan and Romanian sovereign debt was a drag on relative performance.

Goldman Sachs Emerging Markets Credit Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$15,313
$12,243
$11,508
$11,393
Class C (including sales charges)
Class C (excluding sales charges)
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,403	$10,508	$10,869	$10,109
3/18	$11,766	$11,885	$11,267	$10,358
3/19	$10,264	$10,368	$11,785	$10,868
3/20	$9,159	$9,251	$11,386	$11,585
3/21	$10,535	$10,641	$13,470	$11,758
3/22	$9,756	$9,855	$12,494	$11,297
3/23	$9,508	$9,604	$12,290	$10,861
3/24	$10,129	$10,231	$13,417	$11,311
3/25	$10,792	$10,901	$14,455	$11,830
3/26	$11,393	$11,508	$15,313	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.57%	1.58%	1.41%
Class C including sales charges	4.51%	1.58%	1.41%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Credit Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Goldman Sachs Emerging Markets Credit Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N204-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Credit Fund

GMWPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$86	0.83%

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Top Contributors to Performance:

  Compared to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially overweights in BB- and BBB-rated issuers.

  The Fund’s positioning in quasi-sovereign emerging markets debt added to relative performance.

  Strong security selection among emerging markets corporate bonds contributed positively. The Fund was helped most by an overweight position in Panama-based Aeropuerto Internacional de Tocumen, which performed strongly as passenger traffic increased and new air carriers began using the airport.

  An overweight to the corporate bonds of MC Brazil Downstream Trading was advantageous. The Luxembourg-registered petroleum refiner benefited from robust growth in refining margins.

  The Fund’s overweight in the corporate bonds of Seplat Energy bolstered relative performance. The Nigerian independent energy company performed well on strong third quarter 2025 results with production near the top end of management guidance thanks to steady onshore performance and stable gains driven by an offshore well restoration program.

  Selection of sovereign emerging markets debt added to the Fund’s relative returns, especially selection in Nigeria, Ivory Coast and El Salvador.

  Our duration positioning strategy, wherein we managed the Fund with a slightly shorter duration than the Index, contributed positively to relative results.

Top Detractors from Performance:

  The Fund was hurt by its overweight position compared to the Index in Brazilian energy company Raizen Fuels. In early February 2026, Raizen Fuels’ corporate bonds sold off sharply following a news report that the company had hired legal advisors ahead of a potential debt restructuring, which contradicted previous management assurances regarding liquidity and equity injections. Shortly afterwards, the company was downgraded by credit rating agencies Fitch Ratings and S&P Global Ratings.

  A modest overweight in Braskem Netherlands Finance detracted from relative performance. The company’s bonds underperformed following credit rating downgrades and on news its management had hired advisors to review its capital structure.

  The Fund was hampered by a slight underweight in the corporate bonds of NWD Finance, a Hong Kong-based real estate company. The bonds strengthened as the Hong Kong housing market experienced a gradual recovery, supported by rising rents and the potential of interest rate cuts that could support development.

  The Fund’s exposure to Sri Lankan and Romanian sovereign debt was a drag on relative performance.

Goldman Sachs Emerging Markets Credit Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$12,000
$10,000
$8,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,618
$11,883
$10,674
Class P
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class P	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$8,934	$10,481	$10,549
3/20	$8,055	$10,126	$11,244
3/21	$9,365	$11,980	$11,413
3/22	$8,764	$11,111	$10,965
3/23	$8,650	$10,930	$10,542
3/24	$9,316	$11,932	$10,979
3/25	$10,006	$12,856	$11,483
3/26	$10,674	$13,618	$11,883

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.68%	2.65%	0.82%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	3.96%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Credit Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Goldman Sachs Emerging Markets Credit Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38150B517-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Credit Fund

GIMSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.83%

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Top Contributors to Performance:

  Compared to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially overweights in BB- and BBB-rated issuers.

  The Fund’s positioning in quasi-sovereign emerging markets debt added to relative performance.

  Strong security selection among emerging markets corporate bonds contributed positively. The Fund was helped most by an overweight position in Panama-based Aeropuerto Internacional de Tocumen, which performed strongly as passenger traffic increased and new air carriers began using the airport.

  An overweight to the corporate bonds of MC Brazil Downstream Trading was advantageous. The Luxembourg-registered petroleum refiner benefited from robust growth in refining margins.

  The Fund’s overweight in the corporate bonds of Seplat Energy bolstered relative performance. The Nigerian independent energy company performed well on strong third quarter 2025 results with production near the top end of management guidance thanks to steady onshore performance and stable gains driven by an offshore well restoration program.

  Selection of sovereign emerging markets debt added to the Fund’s relative returns, especially selection in Nigeria, Ivory Coast and El Salvador.

  Our duration positioning strategy, wherein we managed the Fund with a slightly shorter duration than the Index, contributed positively to relative results.

Top Detractors from Performance:

  The Fund was hurt by its overweight position compared to the Index in Brazilian energy company Raizen Fuels. In early February 2026, Raizen Fuels’ corporate bonds sold off sharply following a news report that the company had hired legal advisors ahead of a potential debt restructuring, which contradicted previous management assurances regarding liquidity and equity injections. Shortly afterwards, the company was downgraded by credit rating agencies Fitch Ratings and S&P Global Ratings.

  A modest overweight in Braskem Netherlands Finance detracted from relative performance. The company’s bonds underperformed following credit rating downgrades and on news its management had hired advisors to review its capital structure.

  The Fund was hampered by a slight underweight in the corporate bonds of NWD Finance, a Hong Kong-based real estate company. The bonds strengthened as the Hong Kong housing market experienced a gradual recovery, supported by rising rents and the potential of interest rate cuts that could support development.

  The Fund’s exposure to Sri Lankan and Romanian sovereign debt was a drag on relative performance.

Goldman Sachs Emerging Markets Credit Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$7,500
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,481
$11,833
$11,388
Class R6
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Class R6	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
11/30/17	$10,000	$10,000	$10,000
3/18	$10,788	$9,919	$10,011
3/19	$9,509	$10,375	$10,505
3/20	$8,573	$10,024	$11,197
3/21	$9,968	$11,859	$11,365
3/22	$9,328	$10,999	$10,919
3/23	$9,186	$10,820	$10,498
3/24	$9,915	$11,812	$10,932
3/25	$10,675	$12,726	$11,434
3/26	$11,388	$13,481	$11,833

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	6.68%	2.70%	1.57%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	3.65%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Credit Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Goldman Sachs Emerging Markets Credit Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145L174-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Credit Fund

GIMDX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Top Contributors to Performance:

  Compared to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially overweights in BB- and BBB-rated issuers.

  The Fund’s positioning in quasi-sovereign emerging markets debt added to relative performance.

  Strong security selection among emerging markets corporate bonds contributed positively. The Fund was helped most by an overweight position in Panama-based Aeropuerto Internacional de Tocumen, which performed strongly as passenger traffic increased and new air carriers began using the airport.

  An overweight to the corporate bonds of MC Brazil Downstream Trading was advantageous. The Luxembourg-registered petroleum refiner benefited from robust growth in refining margins.

  The Fund’s overweight in the corporate bonds of Seplat Energy bolstered relative performance. The Nigerian independent energy company performed well on strong third quarter 2025 results with production near the top end of management guidance thanks to steady onshore performance and stable gains driven by an offshore well restoration program.

  Selection of sovereign emerging markets debt added to the Fund’s relative returns, especially selection in Nigeria, Ivory Coast and El Salvador.

  Our duration positioning strategy, wherein we managed the Fund with a slightly shorter duration than the Index, contributed positively to relative results.

Top Detractors from Performance:

  The Fund was hurt by its overweight position compared to the Index in Brazilian energy company Raizen Fuels. In early February 2026, Raizen Fuels’ corporate bonds sold off sharply following a news report that the company had hired legal advisors ahead of a potential debt restructuring, which contradicted previous management assurances regarding liquidity and equity injections. Shortly afterwards, the company was downgraded by credit rating agencies Fitch Ratings and S&P Global Ratings.

  A modest overweight in Braskem Netherlands Finance detracted from relative performance. The company’s bonds underperformed following credit rating downgrades and on news its management had hired advisors to review its capital structure.

  The Fund was hampered by a slight underweight in the corporate bonds of NWD Finance, a Hong Kong-based real estate company. The bonds strengthened as the Hong Kong housing market experienced a gradual recovery, supported by rising rents and the potential of interest rate cuts that could support development.

  The Fund’s exposure to Sri Lankan and Romanian sovereign debt was a drag on relative performance.

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,600,000
$1,400,000
$1,200,000
$1,000,000
$800,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,531,270
$1,277,301
$1,224,300
Institutional Shares
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Institutional Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,062,000	$1,086,900	$1,010,900
3/18	$1,213,760	$1,126,681	$1,035,768
3/19	$1,069,808	$1,178,508	$1,086,832
3/20	$964,432	$1,138,556	$1,158,454
3/21	$1,121,248	$1,347,026	$1,175,831
3/22	$1,049,152	$1,249,367	$1,129,738
3/23	$1,035,408	$1,229,002	$1,086,130
3/24	$1,115,031	$1,341,702	$1,131,096
3/25	$1,197,432	$1,445,549	$1,183,013
3/26	$1,277,301	$1,531,270	$1,224,300

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.67%	2.64%	2.48%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Goldman Sachs Emerging Markets Credit Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38145N303-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Emerging Markets Credit Fund

GLIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$92	0.89%

How did the Fund perform and what affected its performance?

Emerging markets corporate bonds broadly gained, supported by robust corporate fundamentals, positive credit ratings momentum, and U.S. dollar weakness. Despite tariff uncertainty and geopolitical disruption, the sector was resilient amid strong economic activity and easier financial conditions in emerging markets.

Top Contributors to Performance:

  Compared to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠)–Broad Diversified (Index), the Fund benefited from its long beta exposure (that is, the Fund’s broad overweight versus the Index) to emerging markets corporate bonds, especially overweights in BB- and BBB-rated issuers.

  The Fund’s positioning in quasi-sovereign emerging markets debt added to relative performance.

  Strong security selection among emerging markets corporate bonds contributed positively. The Fund was helped most by an overweight position in Panama-based Aeropuerto Internacional de Tocumen, which performed strongly as passenger traffic increased and new air carriers began using the airport.

  An overweight to the corporate bonds of MC Brazil Downstream Trading was advantageous. The Luxembourg-registered petroleum refiner benefited from robust growth in refining margins.

  The Fund’s overweight in the corporate bonds of Seplat Energy bolstered relative performance. The Nigerian independent energy company performed well on strong third quarter 2025 results with production near the top end of management guidance thanks to steady onshore performance and stable gains driven by an offshore well restoration program.

  Selection of sovereign emerging markets debt added to the Fund’s relative returns, especially selection in Nigeria, Ivory Coast and El Salvador.

  Our duration positioning strategy, wherein we managed the Fund with a slightly shorter duration than the Index, contributed positively to relative results.

Top Detractors from Performance:

  The Fund was hurt by its overweight position compared to the Index in Brazilian energy company Raizen Fuels. In early February 2026, Raizen Fuels’ corporate bonds sold off sharply following a news report that the company had hired legal advisors ahead of a potential debt restructuring, which contradicted previous management assurances regarding liquidity and equity injections. Shortly afterwards, the company was downgraded by credit rating agencies Fitch Ratings and S&P Global Ratings.

  A modest overweight in Braskem Netherlands Finance detracted from relative performance. The company’s bonds underperformed following credit rating downgrades and on news its management had hired advisors to review its capital structure.

  The Fund was hampered by a slight underweight in the corporate bonds of NWD Finance, a Hong Kong-based real estate company. The bonds strengthened as the Hong Kong housing market experienced a gradual recovery, supported by rising rents and the potential of interest rate cuts that could support development.

  The Fund’s exposure to Sri Lankan and Romanian sovereign debt was a drag on relative performance.

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$15,313
$12,755
$12,243
Investor Shares
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)

Table Summary
	Investor Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/16	$10,000	$10,000	$10,000
3/17	$10,630	$10,869	$10,109
3/18	$12,144	$11,267	$10,358
3/19	$10,697	$11,785	$10,868
3/20	$9,659	$11,386	$11,585
3/21	$11,201	$13,470	$11,758
3/22	$10,497	$12,494	$11,297
3/23	$10,333	$12,290	$10,861
3/24	$11,118	$13,417	$11,311
3/25	$11,963	$14,455	$11,830
3/26	$12,755	$15,313	$12,243

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	6.62%	2.63%	2.46%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	5.93%	2.60%	4.35%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.49%	0.81%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$20,130,850
# of Portfolio Holdings as of Period End	112
Portfolio Turnover Rate for the Period	51%
Total Net Advisory Fees Paid for the Period	$192,856

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	18.2%
Oil Field Services	13.7%
Electrical	9.7%
Engineering & Construction	7.0%
Commercial Services	5.2%
Sovereign Debt Obligations	4.1%
Mining	4.0%
Beverages	3.5%
Iron/Steel	3.1%
Other	29.4%

Goldman Sachs Emerging Markets Credit Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Information has been obtained from sources believed to be reliable but J.P. Morgan and its data suppliers do not warrant its completeness or accuracy. This Index is used with permission. The Index may not be copied, used or distributed without J.P. Morgan's prior written approval. Copyright 2026, J.P. Morgan Chase & Co.. All rights reserved.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Credit Fund

38144N163-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration High Yield Fund

GSAUX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.95%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively to relative results, with the Fund’s long positioning in energy and industrial manufacturing particularly helpful. More specifically, long positioning in capital goods, diversified industrials and basic industry contributed most positively.

  Selection within diversified industrials, gas distribution utilities and cable & satellite TV media helped most.

  The largest individual contributors to relative results during the Period included the Fund’s tactical allocation to Noble Corp. PLC and its lack of holdings in New Fortress Energy Inc. and Saks Global Enterprises.

Top Detractors from Performance:

  Detracting most from relative results was the Fund’s cross-sector strategy, most notably our structural out-of-benchmark allocation to leveraged bank loans, which underperformed high yield bonds during the Period.

  From a sector allocation perspective, the biggest detractors from relative performance were the Fund’s short positioning in health care, non-cellular telecommunications and metals & mining.

  At the sector level, selection within autos, technology and finance hurt most.

  Individual issue selection as a whole detracted. The largest individual detractors during the Period included the Fund’s tactical allocations to First Brands Group LLC and FNZ Group Services Ltd. and its underweight to Warner Brothers Discovery Inc.

Goldman Sachs Short Duration High Yield Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$17,213
$13,276
$12,978
$12,501
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,775	$10,000	$10,000	$10,000	$10,000
3/17	$10,088	$10,320	$11,118	$10,036	$10,044
3/18	$10,175	$10,409	$11,505	$10,147	$10,165
3/19	$10,237	$10,472	$12,200	$10,362	$10,620
3/20	$9,733	$9,957	$11,420	$10,596	$11,568
3/21	$11,297	$11,557	$13,695	$10,608	$11,650
3/22	$11,194	$11,452	$13,758	$10,615	$11,167
3/23	$10,734	$10,981	$13,751	$10,881	$10,633
3/24	$11,605	$11,872	$15,125	$11,451	$10,814
3/25	$12,293	$12,576	$16,141	$12,021	$11,342
3/26	$12,978	$13,276	$17,213	$12,501	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.57%	2.81%	2.87%
Class A including sales charges	1.57%	2.02%	2.48%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration High Yield Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Goldman Sachs Short Duration High Yield Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L273-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration High Yield Fund

GSAVX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$174	1.70%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively to relative results, with the Fund’s long positioning in energy and industrial manufacturing particularly helpful. More specifically, long positioning in capital goods, diversified industrials and basic industry contributed most positively.

  Selection within diversified industrials, gas distribution utilities and cable & satellite TV media helped most.

  The largest individual contributors to relative results during the Period included the Fund’s tactical allocation to Noble Corp. PLC and its lack of holdings in New Fortress Energy Inc. and Saks Global Enterprises.

Top Detractors from Performance:

  Detracting most from relative results was the Fund’s cross-sector strategy, most notably our structural out-of-benchmark allocation to leveraged bank loans, which underperformed high yield bonds during the Period.

  From a sector allocation perspective, the biggest detractors from relative performance were the Fund’s short positioning in health care, non-cellular telecommunications and metals & mining.

  At the sector level, selection within autos, technology and finance hurt most.

  Individual issue selection as a whole detracted. The largest individual detractors during the Period included the Fund’s tactical allocations to First Brands Group LLC and FNZ Group Services Ltd. and its underweight to Warner Brothers Discovery Inc.

Goldman Sachs Short Duration High Yield Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$15,000
$10,000
$5,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$17,213
$12,501
$12,308
$12,185
$11,835
Class C (including sales charges)
Class C (excluding sales charges)
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
3/17	$10,141	$10,243	$11,118	$10,036	$10,044
3/18	$10,153	$10,255	$11,505	$10,147	$10,165
3/19	$10,127	$10,230	$12,200	$10,362	$10,620
3/20	$9,568	$9,665	$11,420	$10,596	$11,568
3/21	$11,011	$11,122	$13,695	$10,608	$11,650
3/22	$10,842	$10,951	$13,758	$10,615	$11,167
3/23	$10,305	$10,409	$13,751	$10,881	$10,633
3/24	$11,059	$11,171	$15,125	$11,451	$10,814
3/25	$11,628	$11,745	$16,141	$12,021	$11,342
3/26	$12,185	$12,308	$17,213	$12,501	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	4.79%	2.05%	2.10%
Class C including sales charges	3.74%	2.05%	2.10%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration High Yield Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Goldman Sachs Short Duration High Yield Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L265-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration High Yield Fund

GMUPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.61%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively to relative results, with the Fund’s long positioning in energy and industrial manufacturing particularly helpful. More specifically, long positioning in capital goods, diversified industrials and basic industry contributed most positively.

  Selection within diversified industrials, gas distribution utilities and cable & satellite TV media helped most.

  The largest individual contributors to relative results during the Period included the Fund’s tactical allocation to Noble Corp. PLC and its lack of holdings in New Fortress Energy Inc. and Saks Global Enterprises.

Top Detractors from Performance:

  Detracting most from relative results was the Fund’s cross-sector strategy, most notably our structural out-of-benchmark allocation to leveraged bank loans, which underperformed high yield bonds during the Period.

  From a sector allocation perspective, the biggest detractors from relative performance were the Fund’s short positioning in health care, non-cellular telecommunications and metals & mining.

  At the sector level, selection within autos, technology and finance hurt most.

  Individual issue selection as a whole detracted. The largest individual detractors during the Period included the Fund’s tactical allocations to First Brands Group LLC and FNZ Group Services Ltd. and its underweight to Warner Brothers Discovery Inc.

Goldman Sachs Short Duration High Yield Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,852
$12,975
$12,308
$11,744
Class P
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$9,993	$10,526	$10,203	$10,538
3/20	$9,545	$9,853	$10,433	$11,479
3/21	$11,106	$11,816	$10,445	$11,561
3/22	$11,042	$11,871	$10,451	$11,081
3/23	$10,622	$11,865	$10,713	$10,551
3/24	$11,524	$13,050	$11,275	$10,730
3/25	$12,249	$13,927	$11,836	$11,254
3/26	$12,975	$14,852	$12,308	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.93%	3.16%	3.33%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.10%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.65%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration High Yield Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Goldman Sachs Short Duration High Yield Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38150B491-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration High Yield Fund

GSSAX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.61%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively to relative results, with the Fund’s long positioning in energy and industrial manufacturing particularly helpful. More specifically, long positioning in capital goods, diversified industrials and basic industry contributed most positively.

  Selection within diversified industrials, gas distribution utilities and cable & satellite TV media helped most.

  The largest individual contributors to relative results during the Period included the Fund’s tactical allocation to Noble Corp. PLC and its lack of holdings in New Fortress Energy Inc. and Saks Global Enterprises.

Top Detractors from Performance:

  Detracting most from relative results was the Fund’s cross-sector strategy, most notably our structural out-of-benchmark allocation to leveraged bank loans, which underperformed high yield bonds during the Period.

  From a sector allocation perspective, the biggest detractors from relative performance were the Fund’s short positioning in health care, non-cellular telecommunications and metals & mining.

  At the sector level, selection within autos, technology and finance hurt most.

  Individual issue selection as a whole detracted. The largest individual detractors during the Period included the Fund’s tactical allocations to First Brands Group LLC and FNZ Group Services Ltd. and its underweight to Warner Brothers Discovery Inc.

Goldman Sachs Short Duration High Yield Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$16,000
$14,000
$12,000
$10,000
$8,000
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$15,014
$12,979
$12,377
$11,526
Class R6
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$9,938	$10,035	$10,047	$9,899
3/19	$10,022	$10,641	$10,260	$10,342
3/20	$9,574	$9,961	$10,491	$11,266
3/21	$11,138	$11,945	$10,503	$11,346
3/22	$11,087	$12,000	$10,510	$10,875
3/23	$10,653	$11,994	$10,774	$10,355
3/24	$11,557	$13,193	$11,338	$10,531
3/25	$12,269	$14,079	$11,902	$11,045
3/26	$12,979	$15,014	$12,377	$11,526

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	5.79%	3.11%	3.18%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.00%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration High Yield Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Goldman Sachs Short Duration High Yield Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L141-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration High Yield Fund

GSAWX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.62%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively to relative results, with the Fund’s long positioning in energy and industrial manufacturing particularly helpful. More specifically, long positioning in capital goods, diversified industrials and basic industry contributed most positively.

  Selection within diversified industrials, gas distribution utilities and cable & satellite TV media helped most.

  The largest individual contributors to relative results during the Period included the Fund’s tactical allocation to Noble Corp. PLC and its lack of holdings in New Fortress Energy Inc. and Saks Global Enterprises.

Top Detractors from Performance:

  Detracting most from relative results was the Fund’s cross-sector strategy, most notably our structural out-of-benchmark allocation to leveraged bank loans, which underperformed high yield bonds during the Period.

  From a sector allocation perspective, the biggest detractors from relative performance were the Fund’s short positioning in health care, non-cellular telecommunications and metals & mining.

  At the sector level, selection within autos, technology and finance hurt most.

  Individual issue selection as a whole detracted. The largest individual detractors during the Period included the Fund’s tactical allocations to First Brands Group LLC and FNZ Group Services Ltd. and its underweight to Warner Brothers Discovery Inc.

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,721,321
$1,372,867
$1,250,113
$1,183,496
Institutional Shares
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,035,500	$1,111,800	$1,003,570	$1,004,400
3/18	$1,049,169	$1,150,491	$1,014,705	$1,016,453
3/19	$1,057,982	$1,219,980	$1,036,249	$1,061,990
3/20	$1,009,314	$1,142,024	$1,059,599	$1,156,826
3/21	$1,175,549	$1,369,515	$1,060,839	$1,165,039
3/22	$1,168,730	$1,375,814	$1,061,510	$1,116,690
3/23	$1,124,319	$1,375,126	$1,088,128	$1,063,312
3/24	$1,219,548	$1,512,502	$1,145,141	$1,081,388
3/25	$1,296,136	$1,614,142	$1,202,098	$1,134,160
3/26	$1,372,867	$1,721,321	$1,250,113	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.92%	3.15%	3.22%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Goldman Sachs Short Duration High Yield Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L257-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration High Yield Fund

GSAYX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$72	0.70%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality with little dispersion, with the reverse true among bank loans.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively to relative results, with the Fund’s long positioning in energy and industrial manufacturing particularly helpful. More specifically, long positioning in capital goods, diversified industrials and basic industry contributed most positively.

  Selection within diversified industrials, gas distribution utilities and cable & satellite TV media helped most.

  The largest individual contributors to relative results during the Period included the Fund’s tactical allocation to Noble Corp. PLC and its lack of holdings in New Fortress Energy Inc. and Saks Global Enterprises.

Top Detractors from Performance:

  Detracting most from relative results was the Fund’s cross-sector strategy, most notably our structural out-of-benchmark allocation to leveraged bank loans, which underperformed high yield bonds during the Period.

  From a sector allocation perspective, the biggest detractors from relative performance were the Fund’s short positioning in health care, non-cellular telecommunications and metals & mining.

  At the sector level, selection within autos, technology and finance hurt most.

  Individual issue selection as a whole detracted. The largest individual detractors during the Period included the Fund’s tactical allocations to First Brands Group LLC and FNZ Group Services Ltd. and its underweight to Warner Brothers Discovery Inc.

Goldman Sachs Short Duration High Yield Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$18,000
$16,000
$14,000
$12,000
$10,000
$17,213
$13,595
$12,501
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Investor Shares
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,345	$11,118	$10,036	$10,044
3/18	$10,461	$11,505	$10,147	$10,165
3/19	$10,539	$12,200	$10,362	$10,620
3/20	$10,058	$11,420	$10,596	$11,568
3/21	$11,703	$13,695	$10,608	$11,650
3/22	$11,626	$13,758	$10,615	$11,167
3/23	$11,161	$13,751	$10,881	$10,633
3/24	$12,112	$15,125	$11,451	$10,814
3/25	$12,846	$16,141	$12,021	$11,342
3/26	$13,595	$17,213	$12,501	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	5.83%	3.04%	3.12%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.64%	4.68%	5.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration High Yield Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$38,462,568
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	54%
Total Net Advisory Fees Paid for the Period	$198,609

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a reduction in management fees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Oil Field Services	10.5%
Media	7.6%
Pipelines	7.5%
Retailing	6.7%
Commercial Services	4.4%
Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Insurance	3.3%
Internet	3.2%
Other	46.6%

Goldman Sachs Short Duration High Yield Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration High Yield Fund

38145L240-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GDIAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$74	0.72%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,034
$12,557
$12,470
$12,369
$11,927
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,850	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,033	$10,186	$10,107	$10,189	$10,025	$10,044
3/18	$10,014	$10,167	$10,146	$10,266	$10,027	$10,165
3/19	$10,316	$10,473	$10,479	$10,658	$10,302	$10,620
3/20	$10,462	$10,621	$10,856	$10,853	$10,855	$11,568
3/21	$11,157	$11,327	$11,166	$11,437	$10,894	$11,650
3/22	$10,795	$10,960	$10,853	$11,149	$10,563	$11,167
3/23	$10,727	$10,891	$10,886	$11,189	$10,587	$10,633
3/24	$11,216	$11,387	$11,320	$11,749	$10,903	$10,814
3/25	$11,868	$12,049	$11,974	$12,471	$11,494	$11,342
3/26	$12,369	$12,557	$12,470	$13,034	$11,927	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.22%	2.08%	2.30%
Class A including sales charges	2.64%	1.78%	2.15%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L646-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GDICX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$115	1.13%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
$13,034
$12,470
$12,069
$11,991
$11,927
$11,835
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class C (including sales charges)
Class C (excluding sales charges)
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,935	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,080	$10,146	$10,107	$10,189	$10,025	$10,044
3/18	$10,032	$10,097	$10,146	$10,266	$10,027	$10,165
3/19	$10,293	$10,361	$10,479	$10,658	$10,302	$10,620
3/20	$10,387	$10,455	$10,856	$10,853	$10,855	$11,568
3/21	$11,033	$11,105	$11,166	$11,437	$10,894	$11,650
3/22	$10,633	$10,702	$10,853	$11,149	$10,563	$11,167
3/23	$10,524	$10,593	$10,886	$11,189	$10,587	$10,633
3/24	$10,949	$11,021	$11,320	$11,749	$10,903	$10,814
3/25	$11,540	$11,615	$11,974	$12,471	$11,494	$11,342
3/26	$11,991	$12,069	$12,470	$13,034	$11,927	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.91%	1.68%	1.90%
Class C including sales charges	3.24%	1.68%	1.90%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L638-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GMCPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.42%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,692
$12,684
$12,301
$11,920
$11,744
Class P
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,351	$10,337	$10,379	$10,296	$10,538
3/20	$10,524	$10,709	$10,568	$10,849	$11,479
3/21	$11,261	$11,014	$11,137	$10,887	$11,561
3/22	$10,943	$10,706	$10,856	$10,557	$11,081
3/23	$10,910	$10,738	$10,896	$10,581	$10,551
3/24	$11,432	$11,167	$11,441	$10,896	$10,730
3/25	$12,135	$11,812	$12,144	$11,487	$11,254
3/26	$12,684	$12,301	$12,692	$11,920	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.53%	2.41%	3.03%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.64%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	3.04%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38150B384-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GIFRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$100	0.98%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,034
$12,470
$12,264
$11,927
$11,835
Class R
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,162	$10,107	$10,189	$10,025	$10,044
3/18	$10,118	$10,146	$10,266	$10,027	$10,165
3/19	$10,398	$10,479	$10,658	$10,302	$10,620
3/20	$10,508	$10,856	$10,853	$10,855	$11,568
3/21	$11,177	$11,166	$11,437	$10,894	$11,650
3/22	$10,799	$10,853	$11,149	$10,563	$11,167
3/23	$10,705	$10,886	$11,189	$10,587	$10,633
3/24	$11,167	$11,320	$11,749	$10,903	$10,814
3/25	$11,785	$11,974	$12,471	$11,494	$11,342
3/26	$12,264	$12,470	$13,034	$11,927	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	4.06%	1.88%	2.06%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L596-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GDIUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,034
$12,973
$12,470
$11,927
$11,835
Class R6
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,230	$10,107	$10,189	$10,025	$10,044
3/18	$10,243	$10,146	$10,266	$10,027	$10,165
3/19	$10,587	$10,479	$10,658	$10,302	$10,620
3/20	$10,764	$10,856	$10,853	$10,855	$11,568
3/21	$11,518	$11,166	$11,437	$10,894	$11,650
3/22	$11,181	$10,853	$11,149	$10,563	$11,167
3/23	$11,147	$10,886	$11,189	$10,587	$10,633
3/24	$11,692	$11,320	$11,749	$10,903	$10,814
3/25	$12,411	$11,974	$12,471	$11,494	$11,342
3/26	$12,973	$12,470	$13,034	$11,927	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.53%	2.41%	2.64%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38147X564-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GDFIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.43%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,303,420
$1,297,097
$1,247,019
$1,192,694
$1,183,496
Institutional Shares
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,022,100	$1,018,864	$1,002,535	$1,010,700	$1,004,400
3/18	$1,023,735	$1,026,634	$1,002,740	$1,014,642	$1,016,453
3/19	$1,058,133	$1,065,836	$1,030,172	$1,047,922	$1,061,990
3/20	$1,076,756	$1,085,284	$1,085,503	$1,085,647	$1,156,826
3/21	$1,152,021	$1,143,746	$1,089,365	$1,116,588	$1,165,039
3/22	$1,118,382	$1,114,878	$1,056,305	$1,085,324	$1,116,690
3/23	$1,114,915	$1,118,913	$1,058,729	$1,088,580	$1,063,312
3/24	$1,168,097	$1,174,937	$1,090,284	$1,132,014	$1,081,388
3/25	$1,239,818	$1,247,137	$1,149,377	$1,197,444	$1,134,160
3/26	$1,297,097	$1,303,420	$1,192,694	$1,247,019	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.62%	2.40%	2.63%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L620-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Bond Fund

GSSRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.47%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by overweights to high yield corporate bonds, investment grade corporate bonds and segments of the securitized sector, specifically commercial mortgage-backed securities and collateralized loan obligations.

  The Fund’s macro relative value country strategy notably boosted relative results.

  Security selection strategies overall added value, especially the selection of non-agency mortgage-backed securities within the securitized sector. Selection among corporate bonds buoyed relative results as well.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries.

Top Detractors from Performance:

  Individual issue selection within the government/swaps sector detracted from the Fund’s relative results.

  Target foreign currency trades detracted overall.

Goldman Sachs Short Duration Bond Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$14,000
$13,000
$12,000
$11,000
$10,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,034
$12,888
$12,470
$11,927
$11,835
Investor Shares
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Bloomberg U.S. 1-3 Year Corporate Bond Index
Bloomberg U.S. 1-3 Year Government Bond Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,222	$10,107	$10,189	$10,025	$10,044
3/18	$10,228	$10,146	$10,266	$10,027	$10,165
3/19	$10,563	$10,479	$10,658	$10,302	$10,620
3/20	$10,728	$10,856	$10,853	$10,855	$11,568
3/21	$11,469	$11,166	$11,437	$10,894	$11,650
3/22	$11,137	$10,853	$11,149	$10,563	$11,167
3/23	$11,096	$10,886	$11,189	$10,587	$10,633
3/24	$11,619	$11,320	$11,749	$10,903	$10,814
3/25	$12,324	$11,974	$12,471	$11,494	$11,342
3/26	$12,888	$12,470	$13,034	$11,927	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	4.58%	2.36%	2.57%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	4.14%	2.23%	2.23%
Bloomberg U.S. 1-3 Year Corporate Bond Index	4.51%	2.65%	2.68%
Bloomberg U.S. 1-3 Year Government Bond Index	3.77%	1.83%	1.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Bond Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,334,889,250
# of Portfolio Holdings as of Period End	363
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$5,079,643

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to reverse repurchase agreements was removed as a principal risk of the Fund.

Effective July 29, 2025, the Fund's Investment Adviser agreed to reduce the "Other Expenses" limitation for the Fund from 0.014% to 0.004%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2025, Goldman Sachs & Co. LLC ("Goldman Sachs"), the Fund's transfer agent, agreed to increase its transfer agency fee waiver from 0.02% to 0.05%. This agreement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	12.9%
Collateralized Loan Obligations	11.4%
Commercial Mortgage-Backed Securities	10.8%
U.S. Treasury Obligations	8.3%
Short-Term Investments	5.7%
Diversified Financial Services	5.0%
Federal Agencies	4.8%
Collateralized Mortgage Obligations	4.8%
Software	4.4%
Other	31.0%

Goldman Sachs Short Duration Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Bond Fund

38145L612-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GSSDX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.81%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$11,835
$11,640
$11,231
$11,063
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class A (including sales charges)
Class A (excluding sales charges)
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,850	$10,000	$10,000	$10,000
3/17	$9,895	$10,046	$10,007	$10,044
3/18	$9,874	$10,024	$9,989	$10,165
3/19	$10,068	$10,221	$10,250	$10,620
3/20	$10,488	$10,648	$10,800	$11,568
3/21	$10,611	$10,772	$10,821	$11,650
3/22	$10,145	$10,299	$10,498	$11,167
3/23	$10,021	$10,174	$10,462	$10,633
3/24	$10,247	$10,404	$10,699	$10,814
3/25	$10,736	$10,900	$11,249	$11,342
3/26	$11,063	$11,231	$11,640	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.04%	0.84%	1.17%
Class A including sales charges	1.53%	0.54%	1.02%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B476-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GSDCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$123	1.21%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
$11,835
$11,640
$10,791
$10,721
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class C (including sales charges)
Class C (excluding sales charges)
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,935	$10,000	$10,000	$10,000
3/17	$9,941	$10,006	$10,007	$10,044
3/18	$9,888	$9,953	$9,989	$10,165
3/19	$10,033	$10,098	$10,250	$10,620
3/20	$10,411	$10,479	$10,800	$11,568
3/21	$10,491	$10,560	$10,821	$11,650
3/22	$9,991	$10,056	$10,498	$11,167
3/23	$9,827	$9,891	$10,462	$10,633
3/24	$10,009	$10,074	$10,699	$10,814
3/25	$10,446	$10,514	$11,249	$11,342
3/26	$10,721	$10,791	$11,640	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.63%	0.44%	0.76%
Class C including sales charges	1.97%	0.44%	0.76%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38142B237-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GMDPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.47%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,500
$11,000
$10,500
$10,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,744
$11,677
$11,523
Class P
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,239	$10,282	$10,538
3/20	$10,704	$10,834	$11,479
3/21	$10,867	$10,855	$11,561
3/22	$10,423	$10,531	$11,081
3/23	$10,330	$10,495	$10,551
3/24	$10,600	$10,733	$10,730
3/25	$11,145	$11,284	$11,254
3/26	$11,523	$11,677	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.39%	1.18%	1.80%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38150B392-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GSTUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.47%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,640
$11,624
Class R6
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,082	$10,007	$10,044
3/18	$10,094	$9,989	$10,165
3/19	$10,329	$10,250	$10,620
3/20	$10,787	$10,800	$11,568
3/21	$10,951	$10,821	$11,650
3/22	$10,515	$10,498	$11,167
3/23	$10,421	$10,462	$10,633
3/24	$10,693	$10,699	$10,814
3/25	$11,243	$11,249	$11,342
3/26	$11,624	$11,640	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.39%	1.20%	1.52%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38147X598-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GSTGX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.48%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,200,000
$1,125,000
$1,050,000
$975,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,183,496
$1,164,032
$1,159,875
Institutional Shares
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,008,000	$1,000,700	$1,004,400
3/18	$1,009,109	$998,899	$1,016,453
3/19	$1,032,520	$1,024,970	$1,061,990
3/20	$1,078,158	$1,080,011	$1,156,826
3/21	$1,094,438	$1,082,063	$1,165,039
3/22	$1,049,675	$1,049,817	$1,116,690
3/23	$1,041,278	$1,046,248	$1,063,312
3/24	$1,067,206	$1,069,893	$1,081,388
3/25	$1,121,953	$1,124,886	$1,134,160
3/26	$1,159,875	$1,164,032	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.38%	1.17%	1.49%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W307-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GTDTX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	0.56%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,640
$11,529
Investor Shares
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,072	$10,007	$10,044
3/18	$10,085	$9,989	$10,165
3/19	$10,310	$10,250	$10,620
3/20	$10,755	$10,800	$11,568
3/21	$10,920	$10,821	$11,650
3/22	$10,467	$10,498	$11,167
3/23	$10,365	$10,462	$10,633
3/24	$10,626	$10,699	$10,814
3/25	$11,161	$11,249	$11,342
3/26	$11,529	$11,640	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	3.30%	1.09%	1.43%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38145N360-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Government Fund

GSDSX: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$99	0.98%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  The Fund’s cross-sector strategy contributed most positively to its relative results, driven primarily by exposure to mortgage-backed securities.

  Security selection strategies overall added value, attributable mainly to specific selection among agency mortgage-backed securities. Selection within the government/swaps sector boosted results as well.

  The Fund’s duration and yield curve positioning strategy, in aggregate, contributed positively to relative results, largely driven by our swap-spread positioning, or discretionary interest rate trades among U.S. Treasuries. The Fund’s underweight to the two-year segment of the U.S. Treasury yield curve also helped.

Top Detractors from Performance:

  Overall, our government/swaps target trades detracted from the Fund’s relative results. This can be predominantly attributed to April 2025 and February/March 2026 when economic growth, inflation and geopolitical concerns heightened, resulting in rate volatility.

  Within the Fund’s duration and yield curve positioning strategy, an overweight to the one-year segment of the U.S. Treasury yield curve detracted.

Goldman Sachs Short Duration Government Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,000
$11,250
$10,500
$9,750
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$11,835
$11,640
$11,046
Service Shares
ICE BofAML Two-Year U.S. Treasury Note Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Service Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,030	$10,007	$10,044
3/18	$10,001	$9,989	$10,165
3/19	$10,171	$10,250	$10,620
3/20	$10,579	$10,800	$11,568
3/21	$10,685	$10,821	$11,650
3/22	$10,197	$10,498	$11,167
3/23	$10,055	$10,462	$10,633
3/24	$10,265	$10,699	$10,814
3/25	$10,738	$11,249	$11,342
3/26	$11,046	$11,640	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Service Shares	2.87%	0.66%	1.00%
ICE BofAML Two-Year U.S. Treasury Note Index	3.48%	1.47%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Government Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$500,736,791
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	643%
Total Net Advisory Fees Paid for the Period	$2,043,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, investments related to credit/default was added as a principal risk of the Fund and investments related to other investment companies and reverse repurchase agreements were removed as principal risks of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	58.6%
Federal Agencies	40.2%
Agency Debentures	3.9%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.5%
Other	8.5%

Goldman Sachs Short Duration Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Government Fund

38141W869-AR-0326

Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short-Term Conservative Income Fund

GPAPX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.47%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. To a lesser extent, exposure to the emerging markets debt sector also buoyed relative results.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by its underweight to the six-month segment of the U.S. Treasury yield curve, particularly in July and October 2025 when this segment sold off.

Top Detractors from Performance:

  None of the Fund’s risk exposures detracted meaningfully from relative performance during the Period.

Goldman Sachs Short-Term Conservative Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
10/31/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,657
$12,605
$12,553
$11,615
Class A
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/31/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,041	$10,026	$10,016	$9,857
3/18	$10,145	$10,138	$10,124	$9,975
3/19	$10,390	$10,383	$10,350	$10,422
3/20	$10,459	$10,668	$10,616	$11,353
3/21	$10,712	$10,730	$10,631	$11,433
3/22	$10,654	$10,706	$10,632	$10,959
3/23	$10,928	$10,935	$10,902	$10,435
3/24	$11,549	$11,502	$11,474	$10,613
3/25	$12,149	$12,105	$12,057	$11,130
3/26	$12,657	$12,605	$12,553	$11,615

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class A (Commenced October 31, 2016)	4.18%	3.39%	2.53%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.49%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.44%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.60%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short-Term Conservative Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Goldman Sachs Short-Term Conservative Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX

DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR

THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO

THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY

COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS

IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR

SERVICES.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38148U288-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short-Term Conservative Income Fund

GMBPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.23%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. To a lesser extent, exposure to the emerging markets debt sector also buoyed relative results.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by its underweight to the six-month segment of the U.S. Treasury yield curve, particularly in July and October 2025 when this segment sold off.

Top Detractors from Performance:

  None of the Fund’s risk exposures detracted meaningfully from relative performance during the Period.

Goldman Sachs Short-Term Conservative Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
$12,693
$12,422
$12,385
$11,744
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Class P
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,248	$10,233	$10,212	$10,538
3/20	$10,331	$10,513	$10,474	$11,479
3/21	$10,617	$10,575	$10,489	$11,561
3/22	$10,574	$10,551	$10,490	$11,081
3/23	$10,881	$10,777	$10,757	$10,551
3/24	$11,529	$11,336	$11,321	$10,730
3/25	$12,156	$11,930	$11,896	$11,254
3/26	$12,693	$12,422	$12,385	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.42%	3.64%	3.05%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.76%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short-Term Conservative Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Goldman Sachs Short-Term Conservative Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX

DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR

THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO

THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY

COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS

IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR

SERVICES.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38150B376-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short-Term Conservative Income Fund

GPPSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.23%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. To a lesser extent, exposure to the emerging markets debt sector also buoyed relative results.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by its underweight to the six-month segment of the U.S. Treasury yield curve, particularly in July and October 2025 when this segment sold off.

Top Detractors from Performance:

  None of the Fund’s risk exposures detracted meaningfully from relative performance during the Period.

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,000
$12,000
$11,000
$10,000
$9,000
11/30/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$12,790
$12,485
$12,453
$11,526
Class R6
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$10,043	$10,041	$10,044	$9,899
3/19	$10,326	$10,285	$10,268	$10,342
3/20	$10,420	$10,567	$10,532	$11,266
3/21	$10,697	$10,628	$10,547	$11,346
3/22	$10,653	$10,605	$10,548	$10,875
3/23	$10,953	$10,831	$10,816	$10,355
3/24	$11,616	$11,393	$11,383	$10,531
3/25	$12,236	$11,990	$11,962	$11,045
3/26	$12,790	$12,485	$12,453	$11,526

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	4.53%	3.64%	3.00%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.70%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.67%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Goldman Sachs Short-Term Conservative Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX

DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR

THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO

THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY

COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS

IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR

SERVICES.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38145L133-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short-Term Conservative Income Fund

GPPIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. To a lesser extent, exposure to the emerging markets debt sector also buoyed relative results.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by its underweight to the six-month segment of the U.S. Treasury yield curve, particularly in July and October 2025 when this segment sold off.

Top Detractors from Performance:

  None of the Fund’s risk exposures detracted meaningfully from relative performance during the Period.

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,306,148
$1,266,418
$1,258,654
$1,183,496
Institutional Shares
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,012,200	$1,007,369	$1,004,300	$1,004,400
3/18	$1,026,371	$1,018,540	$1,015,146	$1,016,453
3/19	$1,055,314	$1,043,238	$1,037,784	$1,061,990
3/20	$1,063,757	$1,071,806	$1,064,455	$1,156,826
3/21	$1,092,053	$1,078,087	$1,065,945	$1,165,039
3/22	$1,088,558	$1,075,664	$1,066,052	$1,116,690
3/23	$1,120,127	$1,098,666	$1,093,130	$1,063,312
3/24	$1,186,550	$1,155,638	$1,150,519	$1,081,388
3/25	$1,250,980	$1,216,228	$1,208,966	$1,134,160
3/26	$1,306,148	$1,266,418	$1,258,654	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.41%	3.65%	2.71%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.39%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Goldman Sachs Short-Term Conservative Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX

DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR

THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO

THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY

COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS

IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR

SERVICES.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X705-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short-Term Conservative Income Fund

GPPOX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.32%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Security selection strategies overall added the most value, attributable mainly to the selection of specific investment grade financials securities within the corporate bond sector. Securitized credit selection boosted results as well, albeit more modestly.

  The Fund’s cross-sector strategy contributed positively to its relative results, driven primarily by an overweight to investment grade corporate bonds. To a lesser extent, exposure to the emerging markets debt sector also buoyed relative results.

  The Fund’s duration and yield curve positioning strategy contributed positively to results, largely driven by its underweight to the six-month segment of the U.S. Treasury yield curve, particularly in July and October 2025 when this segment sold off.

Top Detractors from Performance:

  None of the Fund’s risk exposures detracted meaningfully from relative performance during the Period.

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$12,750
$12,000
$11,250
$10,500
$9,750
$12,514
$12,337
$12,309
$11,621
8/14/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
Investor Shares
Bloomberg Short-Term Government/Corporate Index
ICE BofAML 3-6 Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/14/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,168	$10,163	$10,149	$10,428
3/20	$10,240	$10,442	$10,410	$11,359
3/21	$10,503	$10,503	$10,424	$11,440
3/22	$10,461	$10,479	$10,425	$10,965
3/23	$10,746	$10,703	$10,690	$10,441
3/24	$11,386	$11,258	$11,251	$10,618
3/25	$11,983	$11,849	$11,823	$11,137
3/26	$12,514	$12,337	$12,309	$11,621

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced August 14, 2018)	4.43%	3.56%	2.98%
Bloomberg Short-Term Government/Corporate Index	4.13%	3.27%	2.79%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	4.11%	3.38%	2.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,029,365,240
# of Portfolio Holdings as of Period End	200
Portfolio Turnover Rate for the Period	115%
Total Net Advisory Fees Paid for the Period	$4,259,840

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Banks	38.6%
Short-Term Investments	23.3%
Automotive	12.2%
Diversified Financial Services	4.7%
Insurance	4.4%
U.S. Treasury Obligations	3.8%
Software	1.8%
Telecommunication Services	1.8%
Electrical	1.1%
Other	8.6%

Goldman Sachs Short-Term Conservative Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX

DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR

THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO

THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY

COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS

IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY

SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR

SERVICES.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short-Term Conservative Income Fund

38147X218-AR-0326

Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GSZAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	1.01%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,014
$13,488
$12,500
$11,835
Class A (including sales charges)
Class A (excluding sales charges)
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,625	$10,000	$10,000	$10,000
3/17	$10,091	$10,484	$10,036	$10,044
3/18	$10,004	$10,394	$10,147	$10,165
3/19	$10,050	$10,442	$10,363	$10,620
3/20	$9,482	$9,852	$10,596	$11,568
3/21	$10,916	$11,341	$10,608	$11,650
3/22	$10,794	$11,214	$10,615	$11,167
3/23	$10,971	$11,398	$10,881	$10,633
3/24	$11,883	$12,346	$11,451	$10,814
3/25	$12,712	$13,207	$12,020	$11,342
3/26	$13,488	$14,014	$12,500	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.11%	4.32%	3.43%
Class A including sales charges	2.09%	3.52%	3.03%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C661-AR-0326

Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GSZCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.76%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,011
$12,881
$12,500
$11,835
Class C (including sales charges)
Class C (excluding sales charges)
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$9,900	$10,000	$10,000	$10,000
3/17	$10,321	$10,425	$10,036	$10,044
3/18	$10,156	$10,258	$10,147	$10,165
3/19	$10,114	$10,216	$10,363	$10,620
3/20	$9,478	$9,574	$10,596	$11,568
3/21	$10,827	$10,937	$10,608	$11,650
3/22	$10,630	$10,738	$10,615	$11,167
3/23	$10,716	$10,825	$10,881	$10,633
3/24	$11,522	$11,639	$11,451	$10,814
3/25	$12,226	$12,350	$12,020	$11,342
3/26	$12,881	$13,011	$12,500	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.35%	3.53%	2.67%
Class C including sales charges	4.31%	3.53%	2.67%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C653-AR-0326

Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GSOPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$69	0.67%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/20/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,715
$12,308
$11,744
Class P
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$9,988	$10,203	$10,538
3/20	$9,457	$10,433	$11,479
3/21	$10,925	$10,445	$11,561
3/22	$10,848	$10,451	$11,081
3/23	$11,051	$10,714	$10,551
3/24	$12,012	$11,275	$10,730
3/25	$12,894	$11,835	$11,254
3/26	$13,715	$12,308	$11,744

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.37%	4.65%	4.05%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.65%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38150B277-AR-0326

Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GSZRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$130	1.26%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$13,666
$12,500
$11,835
Class R
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,471	$10,036	$10,044
3/18	$10,354	$10,147	$10,165
3/19	$10,364	$10,363	$10,620
3/20	$9,753	$10,596	$11,568
3/21	$11,214	$10,608	$11,650
3/22	$11,062	$10,615	$11,167
3/23	$11,204	$10,881	$10,633
3/24	$12,109	$11,451	$10,814
3/25	$12,909	$12,020	$11,342
3/26	$13,666	$12,500	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R	5.86%	4.03%	3.17%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Class R

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C620-AR-0326

Class R

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GSZUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.67%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,487
$12,500
$11,835
Class R6
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,521	$10,036	$10,044
3/18	$10,470	$10,147	$10,165
3/19	$10,544	$10,363	$10,620
3/20	$9,983	$10,596	$11,568
3/21	$11,531	$10,608	$11,650
3/22	$11,449	$10,615	$11,167
3/23	$11,663	$10,881	$10,633
3/24	$12,677	$11,451	$10,814
3/25	$13,606	$12,020	$11,342
3/26	$14,487	$12,500	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	6.47%	4.67%	3.77%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38147X531-AR-0326

Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GSZIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.68%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,600,000
$1,400,000
$1,200,000
$1,000,000
$800,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$1,448,463
$1,250,012
$1,183,496
Institutional Shares
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,051,900	$1,003,600	$1,004,400
3/18	$1,046,746	$1,014,740	$1,016,453
3/19	$1,054,178	$1,036,252	$1,061,990
3/20	$997,990	$1,059,568	$1,156,826
3/21	$1,153,876	$1,060,840	$1,165,039
3/22	$1,144,299	$1,061,476	$1,116,690
3/23	$1,166,841	$1,088,119	$1,063,312
3/24	$1,268,007	$1,145,137	$1,081,388
3/25	$1,360,698	$1,202,050	$1,134,160
3/26	$1,448,463	$1,250,012	$1,183,496

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.45%	4.65%	3.77%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C646-AR-0326

Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Bond Fund

GZIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.75%

How did the Fund perform and what affected its performance?

Fixed income markets broadly gained, with falling interest rates, shifting macroeconomic data, geopolitical uncertainty and changing expectations about U.S. Fed monetary policy key influences. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Top Contributors to Performance:

  Contributing most positively to relative results was the Fund’s cross-sector strategy, especially overweights to the high yield corporate bond, commercial mortgage-backed securities, mortgage-backed securities and collateralized loan obligation sectors. Additionally, our credit hedge, where we paired an overweight to corporate credit with an overweight in U.S. rates to protect against a growth shock, added to relative returns.

  The Fund’s macro relative value country strategy contributed positively due mostly to its long New Zealand rates vs. short Japanese rates position.

  The Fund’s duration and yield curve positioning strategies proved effective, largely driven by its short Japan position and our month-end systematic U.S. Treasury auction strategy. The Fund’s long positioning in the 20- and 30-year segments of the U.S. Treasury yield curve also helped.

  Security selection strategies overall added value. Within the securitized sector, our preference for current-coupon agency mortgage-backed securities and name selection of non-agency mortgage-backed securities helped. Within the government/swaps sector, positioning in European steepeners and Japanese flatteners and a preference for futures over cash U.S. Treasuries as an element of duration management contributed most positively.

Top Detractors from Performance:

  Within the Fund’s cross-sector strategy, a sector underweight to investment grade corporate bonds and a sector overweight to non-agency mortgage-backed securities detracted.

  Individual issue selection within the emerging markets debt sector detracted due to the Fund’s exposure to the debt securities of Zambia and Romania.

  The Fund’s currency strategy detracted overall given its underweight of the new Taiwan dollar.

Goldman Sachs Dynamic Bond Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$15,000
$13,500
$12,000
$10,500
$9,000
4/1/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26
$14,355
$12,500
$11,835
Investor Shares
ICE BofAML Three-Month U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Investor Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,510	$10,036	$10,044
3/18	$10,451	$10,147	$10,165
3/19	$10,515	$10,363	$10,620
3/20	$9,945	$10,596	$11,568
3/21	$11,488	$10,608	$11,650
3/22	$11,385	$10,615	$11,167
3/23	$11,588	$10,881	$10,633
3/24	$12,597	$11,451	$10,814
3/25	$13,494	$12,020	$11,342
3/26	$14,355	$12,500	$11,835

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Investor Shares	6.38%	4.55%	3.68%
ICE BofAML Three-Month U.S. Treasury Bill Index	3.99%	3.34%	2.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Bond Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,675,953,498
# of Portfolio Holdings as of Period End	745
Portfolio Turnover Rate for the Period	1,898%
Total Net Advisory Fees Paid for the Period	$7,265,376

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2025, the Fund’s Investment Adviser agreed to reduce the “Other Expenses” limitation for the Fund from 0.054% to 0.014%. The agreement will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

"Other" in the table below primarily represent Corporate Obligations and associated sub sectors.

Sector Allocation (%)

Table Summary
Federal Agencies	32.1%
Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.0%
Commercial Mortgage-Backed Securities	12.1%
Short-Term Investments	9.9%
Collateralized Mortgage Obligations	6.1%
Sovereign Debt Obligations	4.5%
Oil Field Services	2.1%
Pipelines	1.8%
Other	22.0%

Goldman Sachs Dynamic Bond Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Bond Fund

38145C638-AR-0326

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2026	2025	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,249,606	$3,871,978	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$460,728	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2026	2025	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,212,960	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended March 31, 2026 and March 31, 2025 were approximately $462,000 and $460,728, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2025 and 2024 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements March 31, 2026 Multi Sector Fixed Income Funds Goldman Sachs Bond Fund Goldman Sachs Core Fixed Income Fund Goldman Sachs Dynamic Bond Fund Goldman Sachs Global Core Fixed Income Fund Goldman Sachs Income Fund

Multi Sector Fixed Income Funds

GOLDMAN SACHS BOND FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 53.1%

Collateralized Mortgage Obligations – 6.0%
Interest Only – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$196,474	2.263	%(a)(b)	03/15/44	$18,597
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
306,795	2.324	(a)(b)	05/25/47	35,014
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
120,126	2.174	(a)(b)	02/25/42	11,366
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
82,422	2.311	(a)(b)(c)	10/20/43	3,788
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
82,098	1.811	(a)(b)(c)	09/20/44	6,239
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
271,600	2.411	(a)(b)(c)	09/20/48	31,145
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
64,354	2.261	(a)(b)(c)	01/20/49	6,964
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
58,359	2.261	(a)(b)(c)	01/20/49	6,346
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
70,916	1.811	(a)(b)(c)	11/20/44	6,184
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
114,099	2.461	(a)(b)(c)	09/20/45	13,430
Government National Mortgage Association REMICS Series 2016-27, Class IA
88,129	4.000	(c)(d)	06/20/45	11,459
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
186,962	2.411	(a)(b)(c)	09/20/48	21,195
Government National Mortgage Association REMICS Series 2019-153, Class EI
855,599	4.000	(c)(d)	12/20/49	181,819
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
292,653	2.461	(a)(b)(c)	02/20/40	30,290
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
91,859	2.461	(a)(b)(c)	08/20/45	10,712
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
145,157	2.311	(a)(b)(c)	11/20/43	14,479
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
69,053	2.461	(a)(b)(c)	11/20/45	7,904

				416,931

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Regular Floater(b) –0.5%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$394,774	4.662%		02/25/55	$394,344
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
465,671	5.112	(c)(e)	10/25/44	465,286
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
766,154	4.662		03/25/55	770,454

				1,630,084

Sequential Fixed Rate – 2.1%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
865,226	5.459	(c)(e)(f)	07/25/65	867,914
COLT Mortgage Loan Trust Series 2025-6, Class A1
727,154	5.529	(c)(e)(f)	08/25/70	729,788
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
1,150,000	5.466	(c)(e)(f)	04/25/71	1,150,211
Federal National Mortgage Association REMICS Series 2012-111, Class B
10,008	7.000		10/25/42	10,659
Federal National Mortgage Association REMICS Series 2012-153, Class B
27,884	7.000		07/25/42	29,951
Federal National Mortgage Association REMICS Series 2011-52, Class GB
111,237	5.000		06/25/41	111,691
Federal National Mortgage Association REMICS Series 2005-70, Class PA
13,799	5.500		08/25/35	14,150
Government National Mortgage Association REMICS Series 2021- 135, Class A
2,143,389	2.000	(c)	08/20/51	1,765,259
JP Morgan Mortgage Trust Series 2025-NQM4, Class A1A
927,492	4.954	(c)(e)(f)	03/25/66	922,174
OBX Trust Series 2025-NQM13, Class A1A
447,802	5.441	(c)(e)(f)	05/25/65	449,080
Verus Securitization Trust Series 2021-7, Class A1
747,031	2.829	(c)(e)(f)	10/25/66	688,337
Verus Securitization Trust Series 2025-1, Class A1A
991,079	5.620	(c)(e)(f)	01/25/70	996,128

				7,735,342

Sequential Floating Rate(b)(c) –3.3%
Angel Oak Mortgage Trust Series 2019-6, Class B1
850,000	3.941	(e)	11/25/59	819,227
CIM Trust Series 2019-INV3, Class A15
42,017	3.500	(e)	08/25/49	37,586
COLT Mortgage Loan Trust Series 2021-4, Class A1
887,119	1.397	(e)	10/25/66	757,687
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
894,868	4.293		11/25/36	772,906

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
$330,000	7.212	%(e)	10/25/43	$342,280
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	5.462	(e)	01/25/44	225,972
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
250,000	5.312	(e)	05/25/44	249,805
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	5.612	(e)	03/25/44	251,420
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
321,687	5.262	(e)	09/25/44	321,071
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
350,000	5.362	(e)	01/25/45	347,321
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(e)	11/25/59	485,433
GCAT Trust Series 2021-NQM5, Class A2
545,947	1.417	(e)	07/25/66	460,722
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
87,320	4.113		12/25/36	81,472
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
664,325	2.520	(e)	05/25/52	563,143
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
484,933	5.990	(e)	07/25/64	487,311
JP Morgan Mortgage Trust Series 2024-3, Class A4
820,011	3.000	(e)	05/25/54	748,561
Mill City Mortgage Loan Trust Series 2017-2, Class A3
57,772	3.250	(e)	07/25/59	56,767
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(e)	08/25/59	678,247
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(e)	11/25/60	687,679
PRKCM Trust Series 2021-AFC2, Class A1
580,446	2.071	(e)	11/25/56	514,076
PRKCM Trust Series 2021-AFC2, Class A2
625,000	2.693	(e)	11/25/56	462,218
Starwood Mortgage Residential Trust Series 2021-6, Class A1
293,774	1.920	(e)	11/25/66	259,429
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(e)	04/25/60	929,363
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.822	(e)	07/25/57	91,442
Verus Securitization Trust Series 2025-1, Class A1
738,452	5.620	(e)	01/25/70	741,930

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Vista Point Securitization Trust Series 2020-2, Class M1
$500,000	3.401	%(e)	04/25/65	$475,603
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
21,553	3.500	(e)	07/25/49	19,494

				11,868,165

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				21,650,522

Commercial Mortgage-Backed Securities – 11.4%
Regular Floater(b)(e) –0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$1,150,000	5.805%		11/15/29	$1,147,551
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
250,000	6.603		11/15/29	250,265

				1,397,816

Sequential Fixed Rate – 3.3%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	839,731
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	310,186
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	961,250
BWAY Mortgage Trust Series 2013-1515, Class A2
624,649	3.454	(c)(e)	03/10/33	600,418
COMM Mortgage Trust Series 2024-277P, Class A
875,000	6.338	(e)	08/10/44	912,325
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(e)	05/10/41	987,655
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
650,000	3.598	(c)(e)	06/05/39	600,513
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(e)	09/10/39	722,615
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	396,567
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
637,721	6.890	(c)	12/15/56	662,568
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(e)	11/13/41	1,525,303
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(e)	11/13/41	987,619
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(e)	07/15/41	533,828
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,107,355
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	743,346

				11,891,279

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) –7.7%
Bank Series 2022-BNK44, Class A5
$500,000	5.743	%(c)	11/15/55	$525,784
Bank5 Series 2024-5YR8, Class C
150,000	6.775	(c)	08/15/57	153,636
Bank5 Series 2025-5YR16, Class AS
950,000	5.751	(c)	08/15/63	972,703
Bank5 Series 2026-5YR21, Class C
250,000	6.160	(c)	04/15/59	247,804
Bank5 Trust Series 2025-5YR13, Class AS
500,000	6.096	(c)	01/15/58	517,394
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
650,000	4.592	(e)	03/15/37	616,316
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	4.841	(e)	03/15/37	208,125
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
500,000	5.451	(e)	10/10/42	499,287
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
1,000,000	5.823	(e)	11/15/42	996,692
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
535,410	5.015	(e)	03/15/41	534,085
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
675,000	5.011	(e)	06/15/44	686,576
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
879,102	5.115	(e)	02/15/39	879,323
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
351,489	5.064	(e)	03/15/41	351,508
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
450,000	5.050	(e)	11/13/46	446,184
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	5.315	(e)	02/15/41	1,046,117
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
812,944	5.514	(e)	04/15/41	812,478
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
478,203	6.213	(e)	04/15/41	478,078
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
683,211	4.816	(e)	03/15/30	679,610
BX Trust Series 2025-ARIA, Class A
1,400,000	5.031	(e)	12/13/42	1,407,712
Durst Commercial Mortgage Trust Series 2025-151, Class A
800,000	4.802	(e)	08/10/42	806,642
Durst Commercial Mortgage Trust Series 2025-151, Class B
1,000,000	5.210	(e)	08/10/42	1,008,251
Durst Commercial Mortgage Trust Series 2025-151, Class C
350,000	5.436	(e)	08/10/42	351,751

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
$452,034	4.349	%(c)	02/25/33	$452,453
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
215,866	4.339	(c)	11/25/29	215,866
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
1,350,000	4.266	(c)	07/25/30	1,349,010
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
340,000	5.952	(e)	01/13/40	348,642
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
375,000	6.340	(e)	01/13/40	385,027
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
800,000	5.467	(e)	01/13/40	819,239
IRV Trust Series 2025-200P, Class A
700,000	5.295	(c)(e)	03/14/47	705,896
IRV Trust Series 2025-200P, Class C
500,000	5.730	(c)(e)	03/14/47	495,744
IRV Trust Series 2025-200P, Class D
350,000	6.166	(c)(e)	03/14/47	350,544
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
300,000	5.797	(e)	10/05/39	302,748
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	5.563	(e)	08/15/41	474,276
LBTY Commercial Mortgage Trust Series 2026-225L, Class D
900,000	5.709	(e)	02/10/43	880,325
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
900,000	5.935	(e)	10/15/42	904,808
NY Commercial Mortgage Trust Series 2025-299P, Class B
450,000	5.928	(e)	02/10/47	461,645
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,000,000	5.416	(e)	10/15/40	1,000,086
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
550,000	5.766	(e)	10/15/40	550,172
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
542,747	4.738	(e)	01/15/36	523,769
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
150,000	5.815	(e)	04/15/42	149,062
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
850,000	4.698	(e)	10/13/39	842,650
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
300,000	5.471	(e)	10/13/39	296,069
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	4.954	(e)	07/15/35	878,379
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
550,000	5.360	(e)	07/15/35	551,436

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class A
$750,000	4.833	%(e)	03/10/41	$741,927

				27,905,829

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$41,194,924

Federal Agencies – 35.7%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.0%
(RFUCC 1 yr. Treasury + 1.785%)
$2,169	6.535%		09/01/35	$2,244

Federal Home Loan Mortgage Corp. – 0.4%
8,200	6.000		08/01/27	8,252
3,744	5.000		08/01/33	3,813
619	5.000		09/01/33	630
961	5.000		10/01/33	979
887	5.000		11/01/34	903
37,077	5.000		12/01/34	37,756
1,245	5.000		07/01/35	1,268
1	5.000		11/01/35	1
12,853	5.000		03/01/39	13,088
1,047	5.000		05/01/39	1,067
807	5.000		08/01/40	821
10,708	4.000		02/01/41	10,474
1,122	5.000		06/01/41	1,140
280,606	4.000		03/01/48	268,722
285,071	4.000		04/01/48	272,407
794,331	4.500		08/01/48	781,616

				1,402,937

Federal National Mortgage Association – 1.3%
4,937,252	5.500		11/01/55	4,990,281

Government National Mortgage Association – 9.3%
6,025	5.500		11/15/32	6,156
2,594	5.500		01/15/33	2,629
12,250	5.500		02/15/33	12,555
11,047	5.500		03/15/33	11,297
12,978	5.500		07/15/33	13,278
6,081	5.500		08/15/33	6,202
2,291	5.500		09/15/33	2,328
6,395	5.500		04/15/34	6,511
4,785	5.500		05/15/34	4,865
52,859	5.500		09/15/34	54,412
52,437	5.500		12/15/34	53,918
38,768	5.500		01/15/35	39,949
149	5.500		05/15/36	151
1,980	4.000		02/20/41	1,917
3,176	4.000		11/20/41	3,070
536	4.000		01/20/42	518
1,730	4.000		04/20/42	1,672
1,080	4.000		10/20/42	1,043
274,039	4.000		08/20/43	264,002
1,536	4.000		03/20/44	1,479
1,881	4.000		05/20/44	1,810
131,343	4.000		11/20/44	126,157

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$31,781	4.000%	12/20/44	$30,526
8,644	4.000	05/20/45	8,296
31,294	4.000	07/20/45	30,012
170,643	4.000	01/20/46	163,508
543,814	4.500	05/20/48	535,391
814,713	4.500	08/20/48	801,586
92,415	5.000	08/20/48	93,333
573,415	4.500	09/20/48	564,175
664,594	5.000	10/20/48	670,784
370,198	5.000	11/20/48	373,646
378,961	5.000	12/20/48	382,254
887,620	4.500	01/20/49	873,041
702,422	5.000	01/20/49	708,086
355,272	4.000	02/20/49	338,290
726,172	4.500	02/20/49	714,017
18,504	4.500	03/20/49	18,200
227,991	4.000	03/20/49	217,093
61,113	5.000	03/20/49	61,644
384,782	4.000	04/20/49	366,028
505,528	3.000	08/20/49	453,949
219,347	4.500	10/20/49	215,813
228,448	4.500	12/20/49	224,695
987,839	3.000	03/20/50	883,955
209,949	4.000	01/20/51	199,520
245,688	2.500	09/20/51	211,141
454,396	2.500	11/20/51	391,211
788,607	3.000	11/20/51	701,278
259,170	2.500	12/20/51	223,132
1,422,581	4.500	09/20/52	1,389,468
1,478,701	5.000	02/20/56	1,475,376
3,000,000	2.000	TBA-30yr(g)	2,471,508
4,000,000	2.500	TBA-30yr(g)	3,433,991
3,000,000	3.500	TBA-30yr(g)	2,736,563
2,000,000	5.500	TBA-30yr(g)	2,011,060
4,000,000	5.000	TBA-30yr(g)	3,949,954
5,000,000	6.000	TBA-30yr(g)	5,082,422

			33,620,865

Uniform Mortgage-Backed Security – 24.7%
1,719	4.500	02/01/39	1,716
1,433	4.500	04/01/39	1,428
34,457	4.500	12/01/39	34,364
33,304	4.500	06/01/40	33,238
13,018	4.500	08/01/41	12,954
14,801	3.000	12/01/42	13,790
48,510	3.000	01/01/43	44,996
12,121	3.000	02/01/43	11,260
5,042	3.000	03/01/43	4,707
59,578	3.000	04/01/43	55,007
15,132	3.000	05/01/43	13,922
13,282	3.000	06/01/43	12,223
9,471	5.000	06/01/44	9,603
11,270	3.500	03/01/45	10,535
693,425	4.500	04/01/45	688,643
241,005	3.000	04/01/45	217,880

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$81,688	4.500%	05/01/45	$80,869
332,477	4.500	06/01/45	329,355
21,483	4.000	03/01/46	20,679
26,466	4.000	06/01/46	25,386
8,093	4.000	08/01/46	7,763
59,745	4.000	10/01/46	57,305
47,307	4.000	06/01/47	45,343
233,412	4.500	07/01/47	228,813
120,181	4.500	11/01/47	117,813
146,803	4.000	12/01/47	140,847
416,798	4.000	01/01/48	399,626
440,066	4.000	02/01/48	422,002
315,334	4.000	03/01/48	302,343
384,803	4.500	05/01/48	376,018
426,141	4.000	06/01/48	408,318
205,985	4.500	09/01/48	202,441
854,925	5.000	11/01/48	861,500
1,355,632	3.000	09/01/49	1,217,695
25,372	4.500	10/01/49	24,753
725,368	4.500	01/01/50	709,203
1,661,582	4.000	03/01/50	1,584,300
3,820,055	4.500	03/01/50	3,751,587
708,930	2.500	09/01/50	610,626
4,925,200	2.000	10/01/50	4,011,890
5,525,581	3.000	10/01/50	4,946,790
1,716,809	3.000	11/01/50	1,536,757
4,921,241	2.000	11/01/50	4,006,946
2,003,975	3.000	12/01/50	1,794,433
2,367,373	2.500	02/01/51	2,013,137
2,665,216	2.000	03/01/51	2,171,920
477,873	2.000	04/01/51	388,255
9,195,337	2.000	05/01/51	7,469,397
3,664,534	2.500	05/01/51	3,133,417
826,662	2.500	08/01/51	708,933
4,823,973	2.500	09/01/51	4,126,643
2,419,280	6.000	11/01/52	2,508,833
429,411	6.000	12/01/52	445,467
2,320,308	4.500	05/01/53	2,268,788
1,809,242	6.500	09/01/53	1,882,726
675,497	6.500	12/01/53	710,004
1,935,590	6.000	01/01/54	1,977,359
2,275,775	6.500	06/01/54	2,395,055
1,972,270	6.000	08/01/55	2,022,813
3,000,000	2.500	TBA-30yr(g)	2,521,875
2,000,000	4.000	TBA-30yr(g)	1,884,766
7,000,000	3.500	TBA-30yr(g)	6,413,203
5,000,000	4.500	TBA-30yr(g)	4,960,547
7,000,000	5.500	TBA-30yr(g)	7,029,258

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$3,000,000	6.000%	TBA-30yr(g)	$3,056,953

			89,477,016

TOTAL FEDERAL AGENCIES			$129,493,343

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $194,831,663)			$192,338,789

Corporate Obligations – 32.6%

Advertising(c)(e) – 0.1%
Lamar Media Corp.
$510,000	5.375%	11/01/33	$501,896

Aerospace & Defense(c) – 1.1%
Boeing Co.
1,400,000	3.450	11/01/28	1,368,136
145,000	2.950	02/01/30	136,393
1,211,000	5.150	05/01/30	1,229,504
457,000	6.528	05/01/34	497,810
25,000	3.500	03/01/39	20,100
15,000	3.375	06/15/46	10,331
386,000	6.858	05/01/54	424,681
Moog, Inc. (e)
120,000	5.500	10/15/34	120,473
TransDigm, Inc. (e)
165,000	6.125	07/31/34	162,546

			3,969,974

Agriculture(c) – 0.5%
BAT Capital Corp.
1,050,000	6.000	02/20/34	1,109,083
835,000	5.625	08/15/35	859,115

			1,968,198

Airlines(c) – 0.1%
United Airlines Holdings, Inc.
299,000	5.375	03/01/31	292,835

Automotive(c) – 0.7%
Ford Motor Credit Co. LLC
500,000	5.850	05/17/27	503,670
1,370,000	5.420	04/09/31	1,344,778
General Motors Financial Co., Inc.
500,000	2.350	01/08/31	445,470
Qnity Electronics, Inc. (e)
120,000	5.750	08/15/32	120,150
80,000	6.250	08/15/33	81,164

			2,495,232

Banks – 7.3%
Banco Mercantil del Norte SA (b)(c)(e) (5 yr. CMT + 4.643%)
260,000	5.875	01/24/27	256,922
Banco Santander SA
600,000	4.250	04/11/27	599,214

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
$200,000	2.749%		12/03/30	$179,634
600,000	6.921		08/08/33	647,370
Bank of America Corp. (b)(c)
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496		02/13/31	69,325
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271		07/23/29	746,902
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824		01/20/28	522,349
(5 yr. CMT + 1.200%)
475,000	2.482		09/21/36	410,338
(Secured Overnight Financing Rate + 1.130%)
1,925,000	5.045		02/06/37	1,899,205
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898		07/23/31	534,702
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202		04/25/29	1,622,704
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571		04/27/33	269,937
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948		07/22/28	553,454
BPCE SA (e)
525,000	4.625		09/12/28	524,842
Citigroup, Inc.
125,000	4.300		11/20/26	124,871
(5 yr. CMT + 3.001%)
365,000	6.625	(b)(c)	02/15/31	364,967
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	(b)(c)	11/05/30	519,233
(Secured Overnight Financing Rate + 1.830%)
355,000	6.020	(b)(c)	01/24/36	362,782
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	796,440
First Horizon Corp. (b)(c) (Secured Overnight Financing Rate + 1.766%)
330,000	5.514		03/07/31	334,247
JPMorgan Chase & Co. (b)(c)
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956		05/13/31	186,374
(Secured Overnight Financing Rate + 0.840%)
795,000	4.347		01/22/32	783,711
(Secured Overnight Financing Rate + 1.070%)
1,085,000	4.898		01/22/37	1,061,434
(Secured Overnight Financing Rate + 1.300%)
475,000	5.193		02/05/37	466,374
(Secured Overnight Financing Rate + 1.680%)
840,000	5.572		04/22/36	864,108
M&T Bank Corp. (b)(c) (Secured Overnight Financing Rate + 2.260%)
650,000	6.082		03/13/32	681,050
Morgan Stanley
174,000	3.950		04/23/27	172,939
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	198,952
(Secured Overnight Financing Rate + 1.034%)
750,000	1.794	(b)(c)	02/13/32	649,755

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.143%)
$725,000	2.699	%(b)(c)	01/22/31	$673,402
(Secured Overnight Financing Rate + 1.184%)
925,000	5.073	(b)(c)	01/30/37	905,973
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	126,731
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,411,042
(Secured Overnight Financing Rate + 1.757%)
310,000	5.664	(b)(c)	04/17/36	317,335
NatWest Group PLC (b)(c) (1 yr. CMT + 1.050%)
200,000	5.115		05/23/31	202,006
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	150,384
U.S. Bancorp (b)(c)
(5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	635,661
(Secured Overnight Financing Rate + 1.296%)
890,000	5.083		05/15/31	902,371
UBS Group AG
307,000	4.550		04/17/26	307,034
2,025,000	4.282	(c)(e)	01/09/28	2,017,183
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(e)	11/13/33	225,348
(Secured Overnight Financing Rate + 1.760%)
510,000	5.580	(b)(c)(e)	05/09/36	516,865
Wells Fargo & Co.
675,000	3.000		10/23/26	670,228
600,000	4.300		07/22/27	599,022
75,000	4.150	(c)	01/24/29	74,568
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	401,672

				26,540,960

Beverages(c) – 0.7%
Constellation Brands, Inc.
500,000	3.600		02/15/28	492,440
325,000	2.250		08/01/31	286,647
JDE Peet’s NV (e)
375,000	1.375		01/15/27	365,378
Keurig Dr. Pepper, Inc.
575,000	4.597		05/25/28	574,948
925,000	2.250		03/15/31	816,599

				2,536,012

Biotechnology(c) – 0.7%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,312,774
CSL Finance PLC (e)
100,000	3.850		04/27/27	99,453
Genmab AS/Genmab Finance LLC (e)
495,000	6.250		12/15/32	507,454

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Biotechnology(c) – (continued)
Royalty Pharma PLC
$461,000	5.400%		09/02/34	$464,813

				2,384,494

Building Materials(c) – 0.4%
Builders FirstSource, Inc. (e)
395,000	6.750		05/15/35	395,233
Carrier Global Corp.
400,000	2.700		02/15/31	367,000
Masco Corp.
325,000	1.500		02/15/28	307,671
Standard Building Solutions, Inc. (e)
513,000	6.250		08/01/33	507,819

				1,577,723

Chemicals(c) – 0.6%
International Flavors & Fragrances, Inc. (e)
170,000	1.832		10/15/27	163,076
OCP SA
420,000	6.750	(e)	05/02/34	437,380
360,000	7.500		05/02/54	377,393
Sherwin-Williams Co.
500,000	3.450		06/01/27	494,860
Solstice Advanced Materials, Inc. (e)
355,000	5.625		09/30/33	350,044
WR Grace Holdings LLC (e)
165,000	7.000		08/01/33	160,765

				1,983,518

Commercial Services – 1.2%
Ashtead Capital, Inc. (c)(e)
301,000	5.800		04/15/34	307,092
Block, Inc. (c)
225,000	6.500		05/15/32	226,262
145,000	6.000	(e)	08/15/33	142,629
Brink’s Co. (c)(e)
70,000	6.500		06/15/29	71,003
CompoSecure Holdings LLC (c)(e)
505,000	5.625		02/01/33	493,739
Cornell University (c)
830,000	4.733		06/15/35	822,602
CoStar Group, Inc. (c)(e)
625,000	2.800		07/15/30	565,332
DP World Crescent Ltd. (e)
560,000	5.500		05/08/35	547,792
Global Payments, Inc. (c)
530,000	5.550		11/15/35	509,632
Graham Holdings Co. (c)(e)
630,000	5.625		12/01/33	615,976

				4,302,059

Computers(c) – 0.2%
CACI International, Inc. (e)

515,000	6.375		06/15/33	523,822

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Computers(c) – (continued)
Dell International LLC/EMC Corp.
$75,000	5.300%	10/01/29	$76,535
Seagate Data Storage Technology Pte. Ltd. (e)
225,000	5.875	07/15/30	228,818

			829,175

Diversified Financial Services(c) – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
675,000	3.000	10/29/28	649,998
275,000	3.400	10/29/33	243,073
Air Lease Corp.
875,000	3.750	06/01/26	872,944
American Express Co. (b) (Secured Overnight Financing Rate + 1.237%)
595,000	4.804	10/24/36	575,252
Intercontinental Exchange, Inc.
190,000	3.625	09/01/28	187,171
Rocket Cos., Inc. (e)
225,000	6.125	08/01/30	227,207
255,000	6.375	08/01/33	257,662
Stonex Escrow Issuer LLC (e)
440,000	6.875	07/15/32	445,777
Synchrony Financial (b) (Secured Overnight Financing Rate + 1.530%)
510,000	4.947	02/25/32	495,159
Takeoff Merger Sub, Inc. (e)
650,000	4.850	03/24/31	642,219
VFH Parent LLC/Valor Co-Issuer, Inc. (e)
460,000	7.500	06/15/31	473,004

			5,069,466

Electrical(c) – 0.5%
Ameren Corp.
125,000	3.500	01/15/31	118,690
NextEra Energy Capital Holdings, Inc.
525,000	1.900	06/15/28	498,031
Pacific Gas & Electric Co.
250,000	2.100	08/01/27	242,245
125,000	3.300	08/01/40	93,520
Xcel Energy, Inc.
900,000	3.350	12/01/26	894,051

			1,846,537

Electrical Components & Equipment(c)(e) – 0.1%
WESCO Distribution, Inc.
155,000	5.250	04/15/31	154,022
220,000	5.500	04/15/34	216,841

			370,863

Electronics(c) – 0.1%
Allegion U.S. Holding Co., Inc.
256,000	5.600	05/29/34	261,274
Atkore, Inc. (e)
15,000	4.250	06/01/31	14,077

			275,351

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(c) – 0.4%
AECOM (e)
$517,000	6.000%		08/01/33	$516,555
MasTec, Inc. (e)
610,000	4.500		08/15/28	603,583
Mexico City Airport Trust
200,000	4.250		10/31/26	199,370
250,000	3.875	(e)	04/30/28	243,888

				1,563,396

Environmental(c) – 0.0%
Waste Management, Inc.
27,000	4.950		07/03/31	27,606

Food & Drug Retailing(c) – 0.7%
J.M. Smucker Co.
449,000	5.900		11/15/28	464,401
Mars, Inc. (e)
875,000	4.800		03/01/30	884,135
775,000	5.000		03/01/32	784,106
Performance Food Group, Inc. (e)
485,000	5.625		03/01/34	468,811
Sysco Corp.
50,000	6.600		04/01/40	53,140

				2,654,593

Gas(c) – 0.0%
NiSource, Inc.
100,000	3.600		05/01/30	96,424

Healthcare Providers & Services(c) –2.6%
Adventist Health System
1,095,000	4.742		12/01/30	1,084,347
235,000	5.757		12/01/34	241,958
Alcon Finance Corp. (e)
933,000	3.000		09/23/29	886,341
Ascension Health
485,000	4.923		11/15/35	479,215
Baxter International, Inc.
78,000	1.915		02/01/27	76,218
Cigna Group
550,000	5.125		05/15/31	561,610
CommonSpirit Health
290,000	4.352		09/01/30	285,591
440,000	4.975		09/01/35	429,338
635,000	3.910		10/01/50	465,593
610,000	6.461		11/01/52	647,487
Elevance Health, Inc.
830,000	4.600		09/15/32	816,853
HCA, Inc.
770,000	5.450		04/01/31	789,512
685,000	5.900		06/01/53	652,771
PeaceHealth Obligated Group
335,000	4.335		11/15/28	333,391
Solventum Corp.
272,000	5.400		03/01/29	278,457
1,070,000	5.600		03/23/34	1,093,775

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(c) – (continued)
STERIS Irish FinCo UnLtd Co.
$218,000	2.700%	03/15/31	$197,842

			9,320,299

Home Builders(c)(e) – 0.1%
Installed Building Products, Inc.
355,000	5.625	02/01/34	348,518

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. (c)(e)
280,000	6.750	07/01/32	269,167
American International Group, Inc. (c)
250,000	3.400	06/30/30	238,478
Ardonagh Finco Ltd. (c)(e)
215,000	7.750	02/15/31	217,199
Chubb INA Holdings LLC
342,000	6.800	11/15/31	377,257
Pricoa Global Funding I (e)
542,000	4.750	08/26/32	534,802

			1,636,903

Internet(c) – 0.7%
Expedia Group, Inc.
260,000	4.625	08/01/27	260,226
200,000	3.250	02/15/30	189,152
81,000	2.950	03/15/31	74,243
Match Group Holdings II LLC (e)
515,000	6.125	09/15/33	501,260
Meta Platforms, Inc.
545,000	4.200	11/15/30	539,381
650,000	4.875	11/15/35	637,527
Snap, Inc. (e)
339,000	6.875	03/15/34	318,724

			2,520,513

Iron/Steel(c) – 0.2%
Carpenter Technology Corp. (e)
180,000	5.625	03/01/34	178,375
Steel Dynamics, Inc.
275,000	1.650	10/15/27	263,986
Vale Overseas Ltd.
200,000	6.400	06/28/54	201,236

			643,597

Leisure Time(c) – 0.4%
Acushnet Co. (e)
165,000	5.625	12/01/33	164,601
Carnival Corp. (e)
316,000	5.875	06/15/31	319,849
Royal Caribbean Cruises Ltd.
610,000	5.250	02/27/38	579,994
Viking Cruises Ltd. (e)
510,000	5.875	10/15/33	504,451

			1,568,895

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Lodging(c) – 1.0%
Choice Hotels International, Inc.
$540,000	3.700%	01/15/31	$506,504
262,000	5.850	08/01/34	263,766
Hilton Domestic Operating Co., Inc. (e)
350,000	5.500	03/31/34	341,953
Hyatt Hotels Corp.
630,000	5.500	06/30/34	636,338
Las Vegas Sands Corp.
230,000	5.625	06/15/28	232,847
90,000	6.000	06/14/30	92,454
Marriott International, Inc.
475,000	5.000	10/15/27	479,337
221,000	4.875	05/15/29	223,382
400,000	2.850	04/15/31	366,332
325,000	4.500	05/01/33	313,706
Sands China Ltd.
200,000	5.400	08/08/28	201,368
Travel & Leisure Co. (e)
94,000	6.125	09/01/33	92,663

			3,750,650

Machinery - Construction & Mining(c) – 0.2%
Vertiv Holdings Co.
666,000	4.850	03/15/36	647,532

Machinery-Diversified(c) – 0.1%
Esab Corp. (e)
300,000	5.625	04/01/31	302,088
Ingersoll Rand, Inc.
177,000	5.314	06/15/31	181,653

			483,741

Metal Fabricate & Hardware(c)(e) – 0.1%
Advanced Drainage Systems, Inc.

360,000	5.375	03/01/34	351,104

Mining(c)(e) – 0.2%
Alumina Pty. Ltd.
285,000	6.125	03/15/30	291,244
240,000	6.375	09/15/32	245,645
Glencore Funding LLC
250,000	2.625	09/23/31	222,673

			759,562

Oil Field Services – 1.0%
Chord Energy Corp. (c)(e)
440,000	6.000	10/01/30	444,673
CNX Resources Corp. (c)(e)
300,000	5.875	03/01/34	292,011
DBR Land Holdings LLC (c)(e)
350,000	6.250	12/01/30	354,564
Ecopetrol SA (c)
90,000	8.625	01/19/29	94,982
40,000	6.875	04/29/30	40,024
90,000	7.750	02/01/32	90,990
110,000	8.875	01/13/33	116,105

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
EQT Corp. (c)
$43,000	3.900%		10/01/27	$42,597
610,000	3.625	(e)	05/15/31	569,581
Occidental Petroleum Corp.
278,000	7.875		09/15/31	315,872
Petroleos Mexicanos (c)
550,000	6.840		01/23/30	551,870
280,000	5.950		01/28/31	267,806
60,000	6.700		02/16/32	58,725
Sunoco LP (c)(e)
465,000	5.875		03/15/34	459,945

				3,699,745

Packaging(c) – 0.1%
Crown Americas LLC
370,000	5.875		06/01/33	370,229

Pharmaceuticals(c) – 0.7%
Amneal Pharmaceuticals LLC (e)
234,000	6.875		08/01/32	240,957
Cardinal Health, Inc.
247,000	5.125		02/15/29	251,248
Cigna Group
184,000	2.400		03/15/30	169,996
CVS Health Corp.
1,388,000	4.780		03/25/38	1,278,556
Opal Bidco SAS (e)
345,000	6.500		03/31/32	345,231
PRA Health Sciences, Inc. (e)
200,000	2.875		07/15/26	198,344

				2,484,332

Pipelines – 1.0%
Cheniere Energy Partners LP (c)
230,000	5.950		06/30/33	241,238
DCP Midstream Operating LP (c)
455,000	3.250		02/15/32	414,155
Energy Transfer LP (c)
725,000	5.500		06/01/27	731,851
550,000	5.250		04/15/29	560,389
75,000	5.400		10/01/47	66,664
Galaxy Pipeline Assets Bidco Ltd. (e)
200,000	2.625		03/31/36	169,603
Kinder Morgan, Inc.
500	7.750		01/15/32	573
MPLX LP (c)
225,000	4.800		02/15/29	226,915
Targa Resources Corp. (c)
235,000	4.200		02/01/33	222,759
Venture Global Plaquemines LNG LLC (c)(e)
205,000	6.125		12/15/30	210,879
210,000	6.500		06/15/34	218,507
Williams Cos., Inc. (c)
425,000	5.650		03/15/33	439,650

				3,503,183

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – 1.1%
Alexandria Real Estate Equities, Inc.
$350,000	3.375%	08/15/31	$322,763
American Homes 4 Rent LP
180,000	2.375	07/15/31	158,488
CubeSmart LP
90,000	2.500	02/15/32	78,964
Host Hotels & Resorts LP
224,000	2.900	12/15/31	199,206
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	282,285
Kilroy Realty LP
397,000	4.750	12/15/28	394,011
Regency Centers LP
700,000	2.950	09/15/29	666,638
RHP Hotel Properties LP/RHP Finance Corp. (e)
110,000	6.500	06/15/33	111,928
140,000	5.750	03/15/34	138,173
Starwood Property Trust, Inc. (e)
255,000	5.250	10/15/28	252,850
245,000	5.750	01/15/31	242,048
VICI Properties LP/VICI Note Co., Inc. (e)
590,000	3.750	02/15/27	585,610
WP Carey, Inc.
425,000	3.850	07/15/29	414,940

			3,847,904

Retailing(c) – 0.5%
1011778 BC ULC/New Red Finance, Inc. (e)
185,000	6.125	06/15/29	188,188
AutoNation, Inc.
450,000	4.750	06/01/30	447,052
Lowe’s Cos., Inc.
425,000	1.700	09/15/28	399,415
O’Reilly Automotive, Inc.
240,000	5.100	03/12/36	236,942
QXO Building Products, Inc. (e)
440,000	6.750	04/30/32	448,866

			1,720,463

Semiconductors(c) – 0.2%
Amkor Technology, Inc. (e)
349,000	5.875	10/01/33	347,580
Intel Corp.
159,000	5.150	02/21/34	158,548
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400	05/01/30	262,113

			768,241

Software(c) – 3.2%
AppLovin Corp.
226,000	5.500	12/01/34	224,136
Elastic NV (e)
380,000	4.125	07/15/29	356,539
Electronic Arts, Inc.
287,000	2.950	02/15/51	231,715

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(c) – (continued)
Fair Isaac Corp. (e)
$295,000	6.000%		05/15/33	$289,439
790,000	6.250		09/15/34	776,341
MSCI, Inc. (e)
760,000	3.875		02/15/31	719,393
OAK-Eagle Acquireco, Inc. (e)
100,000	7.250		07/01/33	103,567
Oracle Corp.
2,239,000	2.950		04/01/30	2,042,595
490,000	2.875		03/25/31	435,439
580,000	4.800		09/26/32	551,870
510,000	5.350		05/04/33	496,215
675,000	5.200		09/26/35	632,630
465,000	5.700		02/04/36	447,060
390,000	6.700		02/04/56	361,242
Salesforce, Inc.
1,505,000	4.900		09/15/31	1,502,953
1,525,000	5.550		03/15/36	1,520,379
Take-Two Interactive Software, Inc.
360,000	3.700		04/14/27	356,526
VMware LLC
175,000	1.800		08/15/28	164,759
Workday, Inc.
225,000	3.500		04/01/27	222,995
150,000	3.800		04/01/32	139,236

				11,575,029

Sovereign(c)(e) – 0.3%
Eagle Funding Luxco SARL
1,060,000	5.500		08/17/30	1,062,650

Telecommunication Services – 1.6%
AT&T, Inc. (c)
336,000	2.300		06/01/27	328,544
100,000	1.650		02/01/28	95,261
500,000	2.750		06/01/31	457,000
Rogers Communications, Inc. (c)
1,215,000	3.200		03/15/27	1,200,128
SV RNO Property Owner 1 LLC (c)(e)
380,000	5.875		03/01/31	376,569
T-Mobile USA, Inc. (c)
1,000,000	3.750		04/15/27	993,950
275,000	2.050		02/15/28	263,769
520,000	2.875		02/15/31	478,868
350,000	5.200		01/15/33	356,002
Verizon Communications, Inc.
467,000	4.329		09/21/28	467,117
975,000	2.550	(c)	03/21/31	885,183

				5,902,391

TOTA L C ORPORATE OBLIGATIONS (Cost $119,474,397)				$118,251,793

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 11.8%

Automotive – 0.4%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	$153,027	4.670%	08/15/28	$153,181
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(e)
	678,888	5.410	05/17/27	680,457
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	609,970	4.740	01/16/29	611,120

				1,444,758

Collateralized Loan Obligations(e) –9.8%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b) (3 mo. USD Term SOFR + 2.100%)
	500,000	5.772	04/15/37	500,000
1988 CLO 6 Ltd. Series 2025-6A, Class E(b) (3 mo. USD Term SOFR + 4.900%)
	900,000	8.572	04/15/38	863,903
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	400,000	3.972	01/25/39	459,319
ARES LXV CLO Ltd. Series 2022-65A, Class DR(b) (3 mo. USD Term SOFR + 2.950%)
	$600,000	6.618	07/25/34	579,925
Arini European CLO IX DAC Series 9A, Class B(b) (-1X 3 mo. EUR EURIBOR + 2.000%)
EUR	300,000	0.000	04/15/40	346,755
Arini European CLO VII DAC Series 7A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
	600,000	3.895	01/15/39	690,160
Arini European CLO VII DAC Series 7A, Class D(b) (3 mo. EUR EURIBOR + 2.850%)
	600,000	4.945	01/15/39	687,706
Armada Euro CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
	600,000	3.934	10/30/39	690,590
Aurium CLO VIII DAC Series 8A, Class CR(b) (3 mo. EUR EURIBOR + 2.150%)
	600,000	4.163	10/16/38	682,546
Bain Capital Credit CLO Ltd. Series 2019-3A, Class DRR(b) (3 mo. USD Term SOFR + 2.800%)
	$575,000	6.470	10/21/34	553,921
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR3(b) (3 mo. USD Term SOFR + 2.700%)
	850,000	6.364	04/19/34	815,853
Barings CLO Ltd. Series 2024-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.170%)
	1,525,000	4.848	01/20/39	1,520,083
Bridgepoint CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
EUR	600,000	3.914	10/15/39	692,609
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class BR3(b) (3 mo. USD Term SOFR + 1.450%)
	$3,825,000	5.118	07/20/32	3,826,997
Carlyle U.S. CLO Ltd. Series 2021-8A, Class A1R(b) (3 mo. USD Term SOFR + 1.270%)
	1,325,000	4.942	10/15/38	1,325,402

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(e) – (continued)
CIFC Funding Ltd. Series 2022-4A, Class DR(b) (3 mo. USD Term SOFR + 2.700%)
	$500,000	6.371%	07/16/35 $	478,244
Crown City CLO IV Series 2022-4A, Class C1R(b) (3 mo. USD Term SOFR + 4.500%)
	650,000	8.168	04/20/37	650,446
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	800,000	3.726	04/20/38	915,668
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b) (3 mo. USD Term SOFR + 1.340%)
	$2,175,000	5.008	10/18/37	2,176,486
Elmwood CLO X Ltd. Series 2021-3A, Class AR2(b) (3 mo. USD Term SOFR + 1.300%)
	1,450,000	4.968	07/20/38	1,450,175
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class AR(b) (3 mo. USD Term SOFR + 1.150%)
	1,275,000	4.821	07/20/39	1,272,447
Harvest CLO XXXVII DAC Series 37A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	600,000	3.956	01/15/39	690,037
KKR CLO 57 Ltd. Series 2025-57A, Class A(b) (3 mo. USD Term SOFR + 1.400%)
	$2,000,000	5.072	07/15/38	2,005,646
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR(b) (3 mo. USD Term SOFR + 1.200%)
	800,000	4.919	01/25/39	798,640
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	460,000	4.727	10/14/36	459,262
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A, Class C(b) (3 mo. USD Term SOFR + 2.350%)
	720,000	6.019	04/22/38	720,417
Oaktree CLO Ltd. Series 2023-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.350%)
	1,450,000	5.018	07/20/38	1,448,512
Octagon 67 Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.450%)
	1,700,000	5.118	07/25/38	1,693,166
Palmer Square CLO Ltd. Series 2024-2A, Class A1(b) (3 mo. USD Term SOFR + 1.400%)
	1,775,000	5.068	07/20/37	1,776,228
Palmer Square CLO Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	1,775,000	5.018	07/20/37	1,775,444
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R2(b) (3 mo. USD Term SOFR + 1.190%)
	1,650,000	4.841	04/15/39	1,645,545
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	85,866	5.750	12/20/50	84,215
Trimaran CAVU Ltd. Series 2021-2A, Class D1R(b) (3 mo. USD Term SOFR + 2.500%)
	575,000	6.147	10/25/34	547,251

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(e) – (continued)
Wind River CLO Ltd. Series 2021-2A, Class A2R(b) (3 mo. USD Term SOFR + 1.400%)
$450,000	5.068%	07/20/34	$449,171
Wind River CLO Ltd. Series 2021-2A, Class BR(b) (3 mo. USD Term SOFR + 1.600%)
425,000	5.268	07/20/34	422,542

			35,695,311

Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
1,050,000	4.510	04/15/32	1,060,880
Barclays Dryrock Issuance Trust Series 2025-1, Class A
775,000	3.970	07/15/31	772,209

			1,833,089

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
55,212	4.468	10/25/35	54,834
Credit Suisse First Boston Mortgage Securities Corp. Series 2001- HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
245	4.413	01/25/32	238
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
257	4.393	11/25/32	241
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
265,729	4.023	04/25/37	259,943
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(e) (1 mo. USD Term SOFR + 1.600%)
125,913	5.273	05/20/54	126,111
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
2,288,739	4.233	04/25/37	511,917

			953,284

Student Loan(b) – 0.8%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
158,389	4.158	09/26/33	156,687
Katayma CLO II Ltd. Series 2024-2A, Class B(e) (3 mo. USD Term SOFR + 2.150%)
600,000	5.818	04/20/37	600,545
Navient Student Loan Trust Series 2017-2A, Class A(e) (1 mo. USD Term SOFR + 1.164%)
1,839,957	4.826	12/27/66	1,846,864

	Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Student Loan(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1 mo. USD Term SOFR + 1.264%)
	$342,000	4.926%		09/25/65	$340,505

					2,944,601

TOTAL ASSET-BACKED SECURITIES (Cost $43,512,716)					$42,871,043

Sovereign Debt Obligations – 1.5%

Euro – 0.3%
Indonesia Government International Bonds (c)
EUR	320,000	4.100%		03/04/34	$354,848
Ivory Coast Government International Bonds
	120,000	4.875		01/30/32	128,715
	130,000	6.625		03/22/48	129,426
Romania Government International Bonds
	10,000	2.875		03/11/29	11,084
	190,000	3.624	(e)	05/26/30	209,624
	60,000	4.625	(e)	03/04/33	64,713
	26,000	3.375		01/28/50	18,242

					916,652

United States Dollar – 1.2%
Colombia Government International Bonds (c)
	$240,000	5.375		01/21/29	238,200
Ecuador Government International Bonds (e)
	37,415	0.000	(h)	07/31/30	31,279
	200,000	8.750		01/29/34	196,350
Egypt Government International Bonds
	350,000	9.450		02/04/33	366,208
Guatemala Government Bonds (c)
	480,000	6.250		08/15/36	488,040
Hungary Government International Bonds
	400,000	6.125		05/22/28	409,192
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	187,850
	200,000	6.750	(e)	02/25/41	175,000
Mexico Government International Bonds (c)
	624,000	3.771		05/24/61	372,216
Nigeria Government International Bonds
	340,000	7.875		02/16/32	343,485
Panama Government International Bonds (c)
	200,000	4.500		01/19/63	146,328
Peru Government International Bonds (c)
	20,000	2.780		12/01/60	10,615
	100,000	3.230	(i)	07/28/21	53,350
Republic of Poland Government International Bonds (c)
	350,000	5.500		03/18/54	322,452
Republic of South Africa Government International Bonds
	280,000	6.125	(e)	12/11/37	259,946
	380,000	6.250		03/08/41	338,200
Romania Government International Bonds
	70,000	6.375		01/30/34	69,580

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
State of Israel
$200,000	3.800%	05/13/60	$128,632
Turkiye Government International Bonds
360,000	6.800	11/04/36	339,750

			4,476,673

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,040,369)			$5,393,325

Municipal Debt Obligations – 1.0%

California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
$210,000	7.550%	04/01/39	$249,285
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
900,000	5.874	06/01/40	942,565

			1,191,850

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
601,044	7.350	07/01/35	$643,985
Illinois State GO Bonds Taxable-Pension Series 2003
462,451	5.100	06/01/33	471,056

			1,115,041

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024
145,000	5.018	11/30/33	148,295
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
360,000	4.968	11/30/32	368,317

			516,612

New York – 0.1%
Metropolitan Transportation Authority RB Taxable Series 2020 C2
60,000	5.175	11/15/49	55,980
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	335,845

			391,825

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
225,000	6.270	02/15/50	230,463

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,551,174)			$3,445,791

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – 0.3%

Consumer Cyclical Services–0.2%
IRB Holding Corp. (1 mo. USD Term SOFR + 2.500%)
$656,155	6.176%	12/16/30	$654,173

Diversified Manufacturing–0.1%
Chart Industries, Inc. (3 mo. USD Term SOFR + 2.500%)
581,882	6.161	03/15/30	580,608

TOTAL BANK LOANS (Cost $1,243,828)			$1,234,781

U.S. Treasury Obligations – 8.7%
U.S. Treasury Bonds
$1,500,000	3.125%	05/15/48	$1,128,516
1,450,000	3.375	11/15/48	1,136,211
1,550,000	2.875	05/15/49	1,101,469
15,000	4.250	08/15/54	13,434
U.S. Treasury Inflation-Indexed Bonds
3,902,512	1.500	02/15/53	2,989,995
U.S. Treasury Notes
3,212,500	3.750	04/30/27	3,211,245
4,100,000	4.625 (k)	04/30/29	4,192,890
17,780,000	4.250	05/15/35	17,732,772

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,840,330)			$31,506,532

Shares	Description		Value

Exchange Traded Funds(l) – 0.1%
10,636	Goldman Sachs Corporate Bond ETF		$534,459
(Cost $540,778)

Shares	Dividend Rate		Value

Investment Company(l) – 0.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,668,027	3.553%		$1,668,027
(Cost $1,668,027)

TOTAL INVESTMENTS – 109.6% (Cost $402,703,282)			$397,244,540

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.6)%			(34,857,051)

NET ASSETS – 100.0%			$362,387,489

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.

(g)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $45,552,100 which represents approximately 12.7% of net assets as of March 31, 2026.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Actual maturity date is July 28, 2121.

(j)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	434,382	USD	296,947	04/10/26	$2,717
	AUD	419,881	USD	287,556	04/22/26	2,061
	BRL	4,091,182	USD	782,425	04/02/26	7,118
	BRL	6,330,796	USD	1,211,711	04/08/26	8,711
	BRL	5,173,576	USD	971,290	06/17/26	10,383
	CAD	2,156,337	USD	1,548,702	04/10/26	2,082
	CNH	14,680,706	USD	2,117,053	04/20/26	17,805
	COP	3,013,624,452	USD	809,714	04/06/26	9,350
	COP	1,798,278,000	USD	471,000	04/10/26	17,182
	COP	1,865,740,330	USD	497,068	06/17/26	1,719
	EUR	258,738	PLN	1,106,844	04/10/26	1,048
	EUR	2,079,949	USD	2,390,378	04/10/26	14,890
	EUR	1,022,026	USD	1,179,725	05/29/26	4,880
	EUR	4,119,548	USD	4,743,180	06/17/26	35,354
	EUR	2,897,024	USD	3,347,817	06/18/26	12,775
	EUR	1,008,566	USD	1,165,902	06/22/26	4,249
	GBP	219,340	USD	288,421	04/10/26	1,892
	GBP	682,963	USD	900,426	06/17/26	3,330
	HUF	1,652,890,606	USD	4,904,047	06/17/26	39,973
	INR	150,349,174	USD	1,588,403	04/06/26	12,761
	INR	11,003,792	USD	116,750	04/09/26	580
	INR	29,662,901	USD	312,000	05/06/26	2,480
	INR	42,702,554	USD	447,922	06/17/26	1,950
	JPY	17,074,791	USD	106,850	04/02/26	756
	JPY	20,638,543	USD	129,178	04/06/26	932
	JPY	64,514,558	USD	408,878	06/17/26	290
	KRW	6,080,488	USD	3,173	04/06/26	859
	KRW	471,936,603	USD	313,440	04/13/26	400
	KRW	1,232,103,204	USD	812,551	04/27/26	7,117

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	KRW	934,592,019	USD	613,592	05/04/26	$8,272
	MXN	56,622,257	USD	3,131,421	04/09/26	25,396
	MXN	5,516,706	USD	305,462	04/10/26	2,081
	NZD	1,031,669	USD	591,466	04/10/26	1,581
	NZD	3,207,539	USD	1,839,524	06/02/26	7,826
	NZD	188,787	USD	108,168	06/17/26	615
	SGD	1,991,436	USD	1,544,361	04/08/26	5,444
	TWD	24,367,501	USD	759,964	04/02/26	2,105
	TWD	113,584,020	USD	3,541,753	04/13/26	6,363
	TWD	9,150,571	USD	285,643	04/17/26	61
	TWD	23,570,137	USD	733,783	05/04/26	832
	USD	302,934	AUD	434,344	04/10/26	3,298
	USD	2,557,120	AUD	3,653,483	04/22/26	37,099
	USD	1,802,506	AUD	2,587,464	05/26/26	18,670
	USD	2,661,091	AUD	3,761,986	06/17/26	68,484
	USD	3,757,974	CAD	5,163,197	04/10/26	44,728
	USD	2,147,684	CAD	2,916,852	05/26/26	45,693
	USD	6,627,123	CAD	8,999,004	06/17/26	136,171
	USD	2,110,988	CHF	1,667,784	04/09/26	23,108
	USD	2,370,983	CHF	1,837,626	06/17/26	53,142
	USD	266,377	CLP	243,561,542	06/17/26	3,249
	USD	5,211,564	CNH	35,614,035	06/17/26	12,831
	USD	5,787,356	CZK	121,572,055	06/17/26	57,023
	USD	7,665,210	EUR	6,490,906	04/07/26	160,249
	USD	1,324,596	EUR	1,141,952	04/10/26	4,033
	USD	1,899,233	EUR	1,629,727	04/20/26	13,624
	USD	1,080,053	EUR	907,607	04/21/26	29,888
	USD	8,272,330	EUR	7,115,864	04/23/26	37,928
	USD	18,517,320	EUR	15,661,007	05/22/26	370,580
	USD	2,919,946	EUR	2,505,721	06/17/26	13,395
	USD	593,706	GBP	442,532	04/10/26	7,981
	USD	1,379,344	GBP	1,028,543	06/17/26	18,288
	USD	136,998	GBP	102,561	06/18/26	1,281
	USD	3,744,607	HUF	1,240,635,176	06/17/26	33,699
	USD	482,891	ILS	1,496,237	06/17/26	5,913
	USD	1,634,232	INR	150,349,174	04/06/26	33,068
	USD	653,499	INR	60,105,546	04/09/26	12,608
	USD	87,906	INR	8,220,631	04/13/26	330
	USD	311,000	INR	28,792,380	04/20/26	4,758
	USD	1,104,130	INR	103,393,604	04/23/26	5,158
	USD	352,306	INR	33,008,958	04/27/26	1,770
	USD	3,217,759	INR	300,545,620	06/17/26	51,511
	USD	111,120	JPY	17,079,503	04/02/26	3,484
	USD	132,327	JPY	20,648,387	04/06/26	2,156
	USD	398,748	JPY	61,903,589	04/13/26	8,219
	USD	346,025	JPY	54,775,779	04/21/26	176
	USD	1,247,490	JPY	189,475,096	05/13/26	48,934
	USD	559,604	JPY	87,964,753	06/17/26	1,709
	USD	409,381	JPY	64,389,118	06/18/26	974
	USD	273,708	KRW	409,675,785	04/03/26	4,149
	USD	5,437,465	KRW	7,952,433,390	04/06/26	163,791
	USD	575,662	KRW	853,448,365	04/13/26	8,117
	USD	605,366	KRW	904,911,388	04/23/26	3,432
	USD	611,564	KRW	912,269,661	04/27/26	4,668

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	3,011,572	KRW	4,427,110,081	05/06/26	$65,684
	USD	4,305,027	KRW	6,422,948,854	06/17/26	25,752
	USD	4,840,836	MXN	85,328,922	04/09/26	83,561
	USD	1,056,507	MXN	18,878,179	04/10/26	4,095
	USD	311,311	MXN	5,513,772	04/24/26	4,292
	USD	2,540,525	MXN	45,516,683	06/17/26	18,073
	USD	1,807,804	NOK	17,469,422	04/27/26	3,850
	USD	551,183	NOK	5,337,403	06/17/26	327
	USD	7,154,468	NZD	11,965,944	04/02/26	277,791
	USD	382,063	NZD	657,066	04/14/26	4,299
	USD	2,534,989	NZD	4,342,221	04/16/26	38,361
	USD	4,009,911	NZD	6,763,604	06/17/26	112,563
	USD	327,637	NZD	552,932	06/18/26	9,015
	USD	771,877	PHP	45,678,281	04/13/26	18,538
	USD	2,917,245	PLN	10,659,040	06/17/26	46,695
	USD	5,869,732	SEK	53,968,158	06/03/26	150,341
	USD	3,123,706	SEK	28,524,494	06/17/26	98,701
	USD	2,145,136	SGD	2,743,623	04/08/26	9,953
	USD	939,000	SGD	1,202,546	04/10/26	2,991
	USD	2,721,436	SGD	3,438,828	06/17/26	32,156
	USD	713,082	TRY	34,486,222	06/17/26	2,141
	USD	776,579	TWD	24,367,501	04/02/26	14,510
	USD	3,694,879	TWD	117,522,137	04/07/26	21,050
	USD	318,824	TWD	10,193,268	04/09/26	252
	USD	1,598,917	TWD	50,649,011	04/10/26	16,172
	USD	3,759,695	TWD	120,005,983	04/13/26	10,969
	USD	320,242	TWD	10,206,126	04/20/26	1,698
	USD	1,124,537	TWD	35,834,449	06/17/26	9,524
	USD	1,545,273	ZAR	24,971,614	04/08/26	70,421
	USD	268,461	ZAR	4,325,892	04/30/26	13,419
	USD	3,573,493	ZAR	58,310,978	06/17/26	147,779
	USD	969,726	ZAR	16,480,544	06/18/26	1,587
	ZAR	1,350,975	USD	79,357	04/10/26	420
	ZAR	10,268,390	USD	596,826	05/29/26	7,290

TOTAL						$3,169,857

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	1,321,194	USD	918,740	04/10/26	$(7,301)
	AUD	4,095,560	USD	2,866,536	04/22/26	(41,588)
	AUD	3,303,094	USD	2,320,423	05/26/26	(43,222)
	AUD	3,639,455	USD	2,554,619	06/17/26	(46,456)
	BRL	1,478,763	USD	285,558	04/02/26	(177)
	CAD	2,160,775	USD	1,574,002	04/10/26	(20,026)
	CAD	2,931,422	USD	2,165,922	05/26/26	(53,432)
	CAD	6,065,615	USD	4,488,487	06/17/26	(113,380)
	CAD	3,002,446	USD	2,196,420	06/18/26	(30,672)
	CHF	1,709,719	USD	2,164,067	04/09/26	(23,689)
	CHF	1,342,516	USD	1,741,025	06/17/26	(47,676)
	CHF	582,662	USD	742,219	06/18/26	(7,214)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CLP	297,802,285	USD	335,103	06/17/26	$(13,376)
	CNH	50,480,398	USD	7,383,951	06/17/26	(15,111)
	CZK	104,978,381	USD	5,015,353	06/17/26	(67,167)
	EUR	7,649,943	USD	9,024,568	04/07/26	(179,497)
	EUR	1,477,750	USD	1,713,764	04/10/26	(4,883)
	EUR	1,979,314	USD	2,300,359	04/20/26	(10,274)
	EUR	2,139,360	USD	2,497,061	04/21/26	(21,673)
	EUR	5,434,347	USD	6,395,877	04/23/26	(107,307)
	EUR	10,476,319	USD	12,378,880	05/22/26	(239,748)
	EUR	2,075,959	USD	2,411,226	05/26/26	(5,349)
	EUR	941,539	USD	1,095,000	06/17/26	(2,848)
	EUR	939,515	USD	1,092,825	06/18/26	(2,973)
	GBP	216,634	USD	288,877	04/10/26	(2,145)
	GBP	824,484	USD	1,100,933	05/11/26	(9,728)
	GBP	1,445,350	USD	1,923,827	06/17/26	(11,215)
	ILS	1,423,034	USD	459,102	06/17/26	(5,460)
	INR	150,368,468	USD	1,622,702	04/06/26	(21,332)
	INR	49,115,483	USD	529,874	04/09/26	(6,167)
	INR	26,676,198	USD	287,831	04/13/26	(3,647)
	INR	24,168,764	USD	258,739	04/27/26	(2,080)
	INR	301,556,137	USD	3,226,710	06/17/26	(49,815)
	JPY	96,768,727	USD	610,832	04/10/26	(541)
	JPY	24,032,239	USD	155,700	04/13/26	(4,088)
	JPY	6,796,554	USD	43,348	04/15/26	(462)
	JPY	140,808,508	USD	894,737	06/17/26	(1,692)
	JPY	57,537,334	USD	366,486	06/18/26	(1,539)
	KRW	409,155,714	USD	285,594	04/03/26	(16,377)
	KRW	7,950,557,398	USD	5,424,412	04/06/26	(151,984)
	KRW	472,112,145	USD	319,193	04/09/26	(5,272)
	KRW	1,613,623,007	USD	1,083,101	04/13/26	(10,036)
	KRW	427,146,333	USD	286,329	04/16/26	(2,252)
	KRW	946,407,217	USD	636,242	04/20/26	(6,758)
	KRW	457,102,307	USD	306,000	04/27/26	(1,908)
	KRW	623,375,801	USD	421,379	06/10/26	(6,159)
	KRW	8,756,926,355	USD	5,926,908	06/17/26	(92,627)
	MXN	42,851,866	USD	2,459,168	04/09/26	(70,082)
	MXN	5,512,606	USD	318,493	04/24/26	(11,539)
	MXN	11,807,296	USD	666,326	05/20/26	(10,454)
	MXN	8,693,540	USD	485,740	05/26/26	(3,107)
	MXN	40,216,619	USD	2,249,605	06/17/26	(20,872)
	MXN	7,187,015	USD	398,900	06/18/26	(641)
	NOK	18,975,353	USD	1,963,644	04/27/26	(4,182)
	NOK	3,055,140	USD	317,042	06/17/26	(1,731)
	NOK	10,130,891	USD	1,046,838	06/18/26	(1,275)
	NZD	3,736,334	AUD	3,126,345	04/10/26	(8,937)
	NZD	11,965,823	USD	7,153,863	04/02/26	(277,258)
	NZD	2,568,520	USD	1,490,463	04/10/26	(13,969)
	NZD	868,022	USD	508,688	04/14/26	(9,641)
	NZD	2,844,306	USD	1,680,985	04/16/26	(45,607)
	NZD	3,603,669	USD	2,104,543	04/30/26	(31,522)
	NZD	6,152,032	USD	3,619,179	06/17/26	(74,234)
	PHP	46,786,000	USD	785,000	04/13/26	(13,392)
	PLN	10,320,764	USD	2,814,966	06/17/26	(35,516)
	SEK	53,923,510	USD	5,864,876	06/03/26	(150,217)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	SEK	28,237,561	USD	3,086,072	06/17/26	$(91,497)
	SGD	3,552,967	USD	2,812,182	06/17/26	(33,641)
	TRY	49,278,905	USD	1,019,076	06/17/26	(3,181)
	TWD	24,334,733	USD	768,603	04/02/26	(7,558)
	TWD	117,526,473	USD	3,716,232	04/07/26	(42,266)
	TWD	10,189,921	USD	319,193	04/09/26	(727)
	TWD	177,227,829	USD	5,585,086	04/10/26	(46,843)
	TWD	9,150,694	USD	287,081	04/13/26	(1,233)
	TWD	9,785,574	USD	306,086	04/20/26	(667)
	TWD	37,031,469	USD	1,161,225	05/18/26	(7,812)
	TWD	36,272,624	USD	1,139,573	06/17/26	(10,927)
	USD	922,911	AUD	1,347,315	05/26/26	(5,948)
	USD	1,065,506	BRL	5,573,174	04/02/26	(10,042)
	USD	1,204,191	BRL	6,334,261	04/08/26	(16,898)
	USD	353,446	BRL	1,870,922	05/05/26	(5,204)
	USD	618,807	BRL	3,295,378	06/17/26	(6,482)
	USD	1,682,714	CNH	11,612,639	04/10/26	(4,632)
	USD	2,062,434	CNH	14,250,597	04/20/26	(9,877)
	USD	1,565,000	CNH	10,743,925	06/17/26	(3,337)
	USD	789,000	COP	3,020,292,000	04/06/26	(31,877)
	USD	493,714	COP	1,826,994,852	04/10/26	(2,264)
	USD	499,684	COP	1,880,835,899	06/17/26	(3,139)
	USD	1,806,991	EUR	1,568,844	04/10/26	(7,232)
	USD	979,503	EUR	854,342	04/23/26	(9,133)
	USD	5,545,913	EUR	4,815,173	06/17/26	(39,522)
	USD	2,245,307	EUR	1,948,256	06/18/26	(14,699)
	USD	900,426	GBP	682,966	06/18/26	(3,329)
	USD	1,316,285	HUF	449,089,236	06/18/26	(26,917)
	USD	1,588,607	INR	150,368,468	04/06/26	(12,762)
	USD	751,891	INR	71,167,515	05/06/26	(2,611)
	USD	236,028	JPY	37,694,461	04/10/26	(1,700)
	USD	626,000	JPY	98,903,868	06/17/26	(1,274)
	USD	97,878	JPY	15,471,748	06/18/26	(256)
	USD	313,440	KRW	471,989,887	04/09/26	(401)
	USD	812,551	KRW	1,232,558,233	04/13/26	(7,104)
	USD	314,000	KRW	473,493,160	05/04/26	(1,055)
	USD	312,000	NOK	3,036,446	06/17/26	(1,382)
	USD	3,611,086	NZD	6,304,271	04/30/26	(15,464)
	USD	1,539,572	SGD	1,983,630	04/10/26	(4,400)
	USD	758,943	TWD	24,334,733	04/02/26	(2,102)
	USD	3,947,570	TWD	126,582,786	04/10/26	(8,051)
	USD	1,037,312	TWD	33,432,554	05/18/26	(4,006)
	USD	733,783	TWD	23,610,862	06/17/26	(884)
	USD	818,324	ZAR	14,109,536	05/18/26	(12,442)
	ZAR	25,216,121	USD	1,561,370	04/08/26	(72,077)
	ZAR	8,187,075	USD	493,123	05/18/26	(11,070)
	ZAR	72,670,334	USD	4,373,197	06/17/26	(103,884)

TOTAL						$(3,012,308)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/21/26	$(3,000,000)	$(2,893,397)
Government National Mortgage Association	3.000	TBA - 30yr	04/21/26	(2,000,000)	(1,783,546)
Government National Mortgage Association	5.000	TBA - 30yr	04/21/26	(4,000,000)	(3,958,079)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/13/26	(6,000,000)	(5,913,985)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	04/13/26	(6,000,000)	(5,272,969)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/13/26	(6,000,000)	(4,822,265)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	05/13/26	(6,000,000)	(5,779,922)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	04/13/26	(3,000,000)	(3,102,656)

(PROCEEDS RECEIVED: $ (34,046,465))					$(33,526,819)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	86	06/18/26	$9,550,031	$ 1,730
2 Year U.S. Treasury Notes	189	06/30/26	39,207,164	(284,793)
20 Year U.S. Treasury Bonds	209	06/18/26	23,799,875	(574,178)
5 Year U.S. Treasury Notes	406	06/30/26	43,920,953	(415,539)
Euro-Schatz	119	06/08/26	14,545,508	(49,054)
ICE 3M Sonia Bonds	193	03/16/27	61,079,264	(347,724)
Ultra Long U.S. Treasury Bonds	159	06/18/26	18,533,438	(539,752)

Total				$(2,209,310)

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(106)	06/18/26	(12,032,656)	215,648

TOTAL FUTURES CONTRACTS				$(1,993,662)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(a)	12M SOFR(a)	08/31/27		$7,550	(b)	$43,781	$2,722	$41,059
1.250(a)	12M JYOR(a)	12/15/27	JPY	5,164,770	(b)	79,168	11,268	67,900
3.175(c)	12M SOFR(c)	03/15/28		$21,450	(b)	148,289	8,956	139,333
2.500(d)	12M CDOR(d)	06/17/28	CAD	1,980	(b)	8,474	985	7,489
2.750(d)	12M CDOR(d)	06/17/28	CAD	3,030	(b)	2,450	8,687	(6,237)
2.000(c)	12M EURO(c)	06/17/28	EUR	140	(b)	1,929	2,465	(536)
4.000(c)	12M GBP(c)	06/17/28	GBP	1,310	(b)	7,428	(10,849)	18,277

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(c)	12M SOFR(c)	06/17/28		$16,740	(b)	$189,421	$118,648	$70,773
3.250(c)	12M SOFR(c)	06/17/28		3,520	(b)	22,970	11,731	11,239
12M SOFR(c)	3.000%(c)	06/17/28		750	(b)	(8,487)	(2,743)	(5,744)
12M GBP(c)	3.750(c)	06/17/28	GBP	14,720	(b)	(174,624)	(69,430)	(105,194)
4.500(e)	3M AUDOR(e)	06/17/28	AUD	6,100	(b)	14,566	222	14,344
2.250(d)	6M EURO(d)	06/17/28	EUR	4,710	(b)	67,150	(2,634)	69,784
2.500(d)	6M EURO(d)	06/17/28	EUR	2,160	(b)	18,810	(2,194)	21,004
12M EURO(a)	2.000(a)	09/10/28	EUR	86,624	(b)	(564,850)	(75,443)	(489,407)
2.500(d)	6M EURO(d)	09/10/28	EUR	86,624	(b)	350,995	(188,024)	539,019
Mexico Interbank TIIE 28 Days(f)	7.250(f)	09/14/28	MXN	25,470	(b)	(18,008)	(6,466)	(11,542)
6.000(d)	12M MIBOR(d)	09/16/28	INR	221,360	(b)	29,658	10,746	18,912
1.250(e)	12M STIBOR(e)	09/16/28	THB	16,240	(b)	2,667	576	2,091
3.500(e)	3M KWCDC(e)	09/16/28	KRW	4,016,490	(b)	15,527	(1,891)	17,418
6M PRIBOR(c)	4.000(c)	09/16/28	CZK	40,870	(b)	(14,281)	(5,539)	(8,742)
12M CLICP(d)	4.750(d)	09/16/28	CLP	590,280	(b)	(3,479)	(47)	(3,432)
6M BUBOR(c)	6.250(c)	09/16/28	HUF	111,060	(b)	(6,443)	(6,566)	123
3M JIBAR(e)	6.750(e)	09/16/28	ZAR	27,470	(b)	(21,921)	(8,921)	(13,000)
3.750(d)	6M WIBOR(d)	09/16/28	PLN	4,820	(b)	19,190	18,686	504
1M BID Average(c)	13.250(c)	01/02/29	BRL	16,080		(51,045)	(18,414)	(32,631)
13.250(c)	1M BID Average(c)	01/02/29	BRL	5,250		16,666	(3,691)	20,357
12M JYOR(c)	1.771(c)	01/26/30	JPY	167,890	(b)	(3,311)	(4,575)	1,264
3.298(c)	12M SOFR(c)	08/31/30		$16,650	(b)	188,454	111,910	76,544
1M BID Average(c)	12.750(c)	01/02/31	BRL	3,890		(18,657)	(8,589)	(10,068)
12.750(a)	1M BID Average(a)	01/02/31	BRL	1,800		8,633	4,912	3,721
1.250(c)	12M JYOR(c)	06/17/31	JPY	7,339,000	(b)	1,228,474	848,376	380,098
6M EURO(c)	2.500(c)	06/17/31	EUR	11,960	(b)	(262,881)	(38,636)	(224,245)
3M NZDOR(d)	3.750(d)	06/17/31	NZD	16,910	(b)	(129,069)	(16,761)	(112,308)
12M GBP(c)	4.000(c)	06/17/31	GBP	5,730	(b)	(59,845)	61,749	(121,594)
6M AUDOR(d)	4.750(d)	06/17/31	AUD	13,780	(b)	(58,273)	(11,052)	(47,221)
2.500(d)	6M EURO(d)	06/17/31	EUR	750	(b)	16,485	(2,906)	19,391
12M SOFR(c)	3.379(c)	08/31/31		$10,790	(b)	(122,535)	(26,877)	(95,658)
Mexico Interbank TIIE 28 Days(f)	7.750(f)	09/11/31	MXN	13,160	(b)	(16,795)	(6,329)	(10,466)
12M THOR(e)	1.500(e)	09/16/31	THB	860	(b)	(412)	(155)	(257)
3M JIBAR(e)	7.000(e)	09/16/31	ZAR	6,170	(b)	(12,355)	(5,907)	(6,448)
2.000(c)	12M JYOR(c)	01/11/33	JPY	568,742	(b)	20,434	(62,399)	82,833
3.407(c)	12M SOFR(c)	01/31/33		$14,090	(b)	246,716	1,982	244,734
12M CHFOR(c)	0.500(c)	06/17/36	CHF	1,580	(b)	(14,256)	(24,642)	10,386
12M JYOR(c)	1.500(c)	06/17/36	JPY	473,000	(b)	(188,462)	(171,287)	(17,175)
4.250(c)	12M GBP(c)	06/17/36	GBP	1,610	(b)	28,846	20,436	8,410
3.750(c)	12M SOFR(c)	06/17/36		$3,280	(b)	35,270	(53,829)	89,099
12M CDOR(d)	3.250(d)	06/17/36	CAD	1,520	(b)	(284)	23,387	(23,671)
2.750(e)	3M STIBOR(e)	06/17/36	SEK	23,000	(b)	71,059	61,996	9,063
3M NZDOR(d)	4.000(d)	06/17/36	NZD	3,680	(b)	(65,030)	(32,133)	(32,897)
12M NIBOR(c)	4.250(c)	06/17/36	NOK	7,510	(b)	(11,012)	(8,446)	(2,566)
6M AUDOR(d)	5.000(d)	06/17/36	AUD	4,300	(b)	(12,759)	36,534	(49,293)
2.750(d)	6M EURO(d)	06/17/36	EUR	13,110	(b)	440,193	107,036	333,157
3.805(c)	12M SOFR(c)	08/31/36		$6,000	(b)	43,600	(72,549)	116,149
Mexico Interbank TIIE 28 Days(f)	8.000(f)	09/04/36	MXN	6,560	(b)	(15,086)	(8,486)	(6,600)
11.250(e)	12M CPIBR(e)	09/16/36	COP	1,510,370	(b)	(4,430)	(2,417)	(2,013)
2.000(e)	12M THOR(e)	09/16/36	THB	13,480	(b)	7,716	1,159	6,557
7.750(e)	3M JIBAR(e)	09/16/36	ZAR	11,700	(b)	34,582	14,091	20,491
6M PRIBOR(c)	4.250(c)	09/16/36	CZK	4,950	(b)	(6,239)	(4,959)	(1,280)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M WIBOR(c)	4.500%(c)	09/16/36	PLN	1,360	(b)	$(12,315)	$(8,278)	$ (4,037)
12M CLICP(d)	5.250(d)	09/16/36	CLP	88,080	(b)	(578)	(623)	45
6.750%(d)	6M BUBOR(d)	09/16/36	HUF	143,340	(b)	11,718	8,706	3,012
12M JYOR(c)	2.160(c)	08/02/44	JPY	919,349	(b)	(304,068)	(606,086)	302,018
12M JYOR(c)	2.500(c)	06/17/56	JPY	115,500	(b)	(79,189)	(51,590)	(27,599)

3.000(d)	6M EURO(d)	06/17/56	EUR	900	(b)	21,244	6,262	14,982

TOTAL						$1,181,584	$(128,135)	$1,309,719

(a)	Payments made at maturity.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.

(c)	Payments made annually.

(d)	Payments made semi-annually.

(e)	Payments made quarterly.

(f)	Payments made at monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.751%	MS & Co. Int. PLC	12/15/56	$1,800	$(25,956)	$(22,436)	$(3,520)

(a)	Payments made monthly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Ind 43	1.000%	0.482%	12/20/29	$23,000	$421,262	$352,043	$ 69,219
CDX.NA.IG Ind 45	1.000	0.588	12/20/30	20,165	363,529	394,861	(31,332)

TOTAL					$784,791	$746,904	$ 37,887

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2M IRS	Barclays Bank PLC	4.002%	06/30/2026	10,660,000	GBP	10,660,000	$19,868	$ 17,072	$ 2,796
2Y IRS	BNP Paribas SA	1.950	05/11/2026	2,370,000	EUR	2,370,000	60	29,991	(29,931)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	2,390,000	EUR	2,390,000	3,187	35,923	(32,736)
9M IRS	BNP Paribas SA	2.250	04/29/2026	1,340,000	EUR	1,340,000	91	9,047	(8,956)
6M IRS	Citibank NA	3.400	05/14/2026	4,340,000	GBP	4,340,000	1,519	13,681	(12,162)
2Y IRS	Deutsche Bank AG (London)	1.771	01/24/2028	1,179,999,999	JPY	1,179,999,999	32,055	44,872	(12,817)

				1,201,099,999			$56,780	$ 150,586	$(93,806)

Puts
2Y IRS	MS & Co. Int. PLC	1.771	01/24/2028	1,179,999,999	JPY	1,179,999,999	55,342	44,872	10,470

Total purchased option contracts				2,381,099,998			$112,122	$ 195,458	$(83,336)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(2,490,000)	EUR	(2,490,000)	(1)	(13,828)	13,827
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(1,750,000)		$(1,750,000)	(15,613)	(16,450)	837
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(1,010,000)	GBP	(1,010,000)	(1,702)	(13,670)	11,968
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(710,000)	EUR	(710,000)	(1,438)	(36,275)	34,837
9M IRS	BNP Paribas SA	2.586	04/29/2026	(310,000)	EUR	(310,000)	(156)	(9,037)	8,881
9M IRS	BNP Paribas SA	2.400	05/11/2026	(723,810)	EUR	(723,810)	(82)	(9,494)	9,412
1M IRS	BofA Securities LLC	2.970	04/16/2026	(2,400,000)	EUR	(2,400,000)	(7,094)	(18,987)	11,893
1M IRS	Deutsche Bank AG (London)	3.870	04/23/2026	(1,750,000)		$(1,750,000)	(12,947)	(14,569)	1,622
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(2,630,000)		$(2,630,000)	(7,650)	(19,107)	11,457
1M IRS	UBS AG (London)	3.117	04/27/2026	(1,610,000)	EUR	(1,610,000)	(18,834)	(16,324)	(2,510)

				(15,383,810)			$(65,517)	$(167,741)	$102,224

Puts
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(2,490,000)	EUR	(2,490,000)	(80,539)	(13,828)	(66,711)
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(1,750,000)		$(1,750,000)	(14,144)	(16,450)	2,306
2M IRS	Barclays Bank PLC	4.900	06/30/2026	(10,660,000)	GBP	(10,660,000)	(15,864)	(17,072)	1,208
1M IRS	BofA Securities LLC	2.970	04/16/2026	(2,400,000)	EUR	(2,400,000)	(30,645)	(18,987)	(11,658)
1M IRS	Deutsche Bank AG (London)	3.870	04/23/2026	(1,750,000)		$(1,750,000)	(13,181)	(14,569)	1,388
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(2,630,000)		$(2,630,000)	(33,938)	(19,107)	(14,831)
1M IRS	UBS AG (London)	3.117	04/27/2026	(1,610,000)	EUR	(1,610,000)	(11,530)	(16,324)	4,794

				(23,290,000)			$(199,841)	$(116,337)	$(83,504)

Total written option contracts				(38,673,810)			$(265,358)	$(284,078)	$ 18,720

TOTAL				2,342,426,188			$(153,236)	$ (88,620)	$(64,616)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	BNP Paribas SA		$5.215	04/06/2026	3,152,000		$3,152,000	$11,956	$48,727	$ (36,771)
Call USD/Put MXN	BofA Securities LLC		18.200	04/07/2026	9,259,000		9,259,000	24,425	125,293	(100,868)
Call USD/Put MXN	BofA Securities LLC		17.840	04/07/2026	6,313,000		6,313,000	57,953	44,961	12,992
Call USD/Put ZAR	BofA Securities LLC		17.720	05/14/2026	3,438,000		3,438,000	32,015	52,997	(20,982)
Call USD/Put MXN	Citibank NA		17.750	04/07/2026	9,247,000		9,247,000	114,247	102,734	11,513
Call USD/Put BRL	Deutsche Bank AG (London)		5.375	04/06/2026	3,152,000		3,152,000	1,002	25,840	(24,838)
Call USD/Put MXN	Deutsche Bank AG (London)		17.800	05/18/2026	3,163,000		3,163,000	72,464	55,583	16,881
Call USD/Put CNH	HSBC Bank PLC		6.965	04/16/2026	6,210,000		6,210,000	2,130	24,362	(22,232)
Call USD/Put KRW	JPMorgan Securities, Inc.		1,485.500	04/02/2026	3,104,500		3,104,500	40,955	15,362	25,593
Call USD/Put TWD	JPMorgan Securities, Inc.		31.860	04/08/2026	6,344,000		6,344,000	52,623	39,142	13,481
Call USD/Put ZAR	JPMorgan Securities, Inc.		16.860	05/14/2026	3,125,000		3,125,000	75,900	59,844	16,056
Call USD/Put ZAR	JPMorgan Securities, Inc.		17.500	05/27/2026	3,121,000		3,121,000	44,312	64,886	(20,574)
Call USD/Put KRW	MS & Co. Int. PLC		1,485.500	04/02/2026	3,104,500		3,104,500	40,955	9,035	31,920
Call USD/Put MXN	MS & Co. Int. PLC		18.135	05/21/2026	3,143,000		3,143,000	51,052	50,873	179
Call USD/Put TWD	Standard Chartered Bank		31.940	04/09/2026	6,310,000		6,310,000	44,397	64,084	(19,687)
Call USD/Put TWD	Standard Chartered Bank		32.080	05/14/2026	3,125,000		3,125,000	36,866	29,528	7,338
Call USD/Put TWD	Standard Chartered Bank		32.780	05/14/2026	3,145,000		3,145,000	14,624	16,404	(1,780)

					78,456,000			$717,876	$829,655	$(111,779)

Puts
Put EUR/Call USD	BNP Paribas SA	EUR	1.178	04/01/2026	5,256,000	EUR	5,256,000	113,696	43,991	69,705
Put EUR/Call USD	BNP Paribas SA		1.179	04/01/2026	7,949,000		7,949,000	179,898	51,232	128,666
Put EUR/Call USD	BNP Paribas SA		1.155	04/16/2026	5,417,000		5,417,000	36,722	40,795	(4,073)
Put EUR/Call USD	BNP Paribas SA		1.160	04/17/2026	5,339,000		5,339,000	49,782	50,663	(881)
Put EUR/Call USD	BNP Paribas SA		1.139	04/21/2026	2,701,000		2,701,000	7,942	25,876	(17,934)
Put EUR/Call USD	BNP Paribas SA		1.153	05/22/2026	5,403,000		5,403,000	55,594	57,504	(1,910)
Put EUR/Call USD	BNP Paribas SA		1.145	05/27/2026	2,704,000		2,704,000	21,353	28,248	(6,895)
Put EUR/Call USD	BNP Paribas SA		1.145	06/18/2026	2,723,000		2,723,000	26,189	33,643	(7,454)
Put NZD/Call USD	BNP Paribas SA	NZD	0.561	05/28/2026	10,834,000	NZD	10,834,000	49,022	62,472	(13,450)
Put USD/Call JPY	BNP Paribas SA		$154.250	04/09/2026	3,122,000		$3,122,000	1,570	32,325	(30,755)
Put USD/Call JPY	BNP Paribas SA		157.250	04/17/2026	6,282,000		6,282,000	31,021	57,587	(26,566)
Put GBP/Call USD	BofA Securities LLC	GBP	1.314	06/15/2026	2,332,000	GBP	2,332,000	36,067	38,603	(2,536)
Put USD/Call JPY	BofA Securities LLC		$154.000	04/17/2026	12,564,000		$12,564,000	16,396	76,829	(60,433)
Put EUR/Call USD	Citibank NA	EUR	1.173	04/21/2026	10,624,000	EUR	10,624,000	190,017	85,707	104,310
Put GBP/Call USD	Citibank NA	GBP	1.326	05/07/2026	2,348,000	GBP	2,348,000	34,826	26,132	8,694
Put USD/Call KRW	Citibank NA		$1,476.200	04/30/2026	3,125,000		$3,125,000	19,088	50,816	(31,728)
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.195	04/01/2026	7,862,000	EUR	7,862,000	299,672	96,440	203,232
Put USD/Call KRW	Deutsche Bank AG (London)		$1,416.000	04/02/2026	6,209,000		$6,209,000	0	32,305	(32,305)
Put AUD/Call USD	JPMorgan Securities, Inc.	AUD	0.696	05/22/2026	8,933,000	AUD	8,933,000	128,937	89,167	39,770
Put AUD/Call USD	JPMorgan Securities, Inc.		0.673	05/22/2026	4,528,000		4,528,000	25,461	34,256	(8,795)
Put EUR/Call USD	MS & Co. Int. PLC	EUR	1.178	04/01/2026	5,267,000	EUR	5,267,000	111,304	46,573	64,731
Put EUR/Call USD	Royal Bank of Canada (UK)		1.149	04/21/2026	10,809,000		10,809,000	56,858	72,343	(15,485)
Put USD/Call JPY	Standard Chartered Bank		$150.150	04/09/2026	6,244,000		$6,244,000	256	38,269	(38,013)
Put EUR/Call USD	UBS AG (London)	EUR	1.144	06/16/2026	2,721,000	EUR	2,721,000	24,705	34,036	(9,331)
Put NZD/Call USD	UBS AG (London)	NZD	0.577	04/28/2026	10,733,000	NZD	10,733,000	81,710	63,341	18,369

					152,029,000			$ 1,598,086	$ 1,269,153	$ 328,933

Total purchased option contracts					230,485,000			$ 2,315,962	$ 2,098,808	$ 217,154

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts

Calls
Call USD/Put BRL	BNP Paribas SA		$5.375	04/06/2026	(3,152,000)		$(3,152,000)	$(1,002)	$(21,947)	$20,945
Call AUD/Put NZD	BofA Securities LLC	AUD	1.212	04/07/2026	(2,228,000)	AUD	(2,228,000)	(532)	(7,995)	7,463
Call AUD/Put NZD	BofA Securities LLC		1.211	04/15/2026	(2,217,000)		(2,217,000)	(2,193)	(9,931)	7,738
Call USD/Put CNH	BofA Securities LLC		$6.965	04/16/2026	(6,210,000)		$(6,210,000)	(2,130)	(19,301)	17,171
Call USD/Put MXN	BofA Securities LLC		17.750	04/07/2026	(9,247,000)		(9,247,000)	(114,247)	(54,322)	(59,925)
Call USD/Put MXN	BofA Securities LLC		17.840	04/07/2026	(6,300,924)		(6,300,924)	(57,842)	(85,532)	27,690
Call USD/Put SGD	BofA Securities LLC		1.272	04/02/2026	(1,563,000)		(1,563,000)	(16,118)	(7,380)	(8,738)
Call USD/Put SGD	BofA Securities LLC		1.276	04/06/2026	(1,557,000)		(1,557,000)	(11,866)	(7,337)	(4,529)
Call USD/Put ZAR	BofA Securities LLC		16.860	05/14/2026	(3,125,000)		(3,125,000)	(75,900)	(110,863)	34,963
Call AUD/Put NZD	Citibank NA	AUD	1.203	04/22/2026	(2,233,000)	AUD	(2,233,000)	(6,690)	(10,493)	3,803
Call USD/Put MXN	Citibank NA		$18.200	04/07/2026	(9,254,262)		$(9,254,262)	(24,413)	(52,564)	28,151
Call USD/Put BRL	Deutsche Bank AG (London)		5.215	04/06/2026	(3,152,000)		(3,152,000)	(11,956)	(58,782)	46,826
Call USD/Put KRW	Deutsche Bank AG (London)		1,485.500	04/02/2026	(6,209,000)		(6,209,000)	(81,909)	(33,075)	(48,834)
Call USD/Put MXN	Deutsche Bank AG (London)		18.650	05/18/2026	(3,479,000)		(3,479,000)	(29,638)	(24,600)	(5,038)
Call USD/Put SGD	HSBC Bank PLC		1.276	04/23/2026	(1,565,000)		(1,565,000)	(13,077)	(8,877)	(4,200)
Call USD/Put CNH	JPMorgan Securities, Inc.		6.885	04/07/2026	(1,565,000)		(1,565,000)	(3,196)	(4,711)	1,515
Call USD/Put ZAR	JPMorgan Securities, Inc.		17.720	05/14/2026	(3,438,000)		(3,438,000)	(32,015)	(29,498)	(2,517)
Call USD/Put ZAR	JPMorgan Securities, Inc.		18.575	05/27/2026	(3,121,000)		(3,121,000)	(16,042)	(25,530)	9,488
Call AUD/Put NZD	MS & Co. Int. PLC	AUD	1.194	04/23/2026	(2,245,000)	AUD	(2,245,000)	(12,700)	(10,222)	(2,478)
Call AUD/Put NZD	MS & Co. Int. PLC		1.197	04/27/2026	(2,264,000)		(2,264,000)	(10,877)	(10,077)	(800)
Call EUR/Put PLN	MS & Co. Int. PLC	EUR	4.268	04/23/2026	(1,351,000)	EUR	(1,351,000)	(13,831)	(9,262)	(4,569)
Call EUR/Put PLN	MS & Co. Int. PLC		4.270	04/28/2026	(1,357,000)		(1,357,000)	(14,123)	(9,387)	(4,736)
Call USD/Put CNH	MS & Co. Int. PLC		$6.860	04/16/2026	(1,564,000)		$(1,564,000)	(7,268)	(6,457)	(811)
Call USD/Put MXN	MS & Co. Int. PLC		18.930	05/21/2026	(3,457,000)		(3,457,000)	(23,781)	(25,585)	1,804
Call USD/Put TWD	MS & Co. Int. PLC		31.940	04/09/2026	(3,138,000)		(3,138,000)	(22,079)	(28,305)	6,226
Call USD/Put CAD	Royal Bank of Canada (UK)		1.355	04/07/2026	(1,576,000)		(1,576,000)	(40,617)	(8,613)	(32,004)
Call USD/Put TWD	Standard Chartered Bank		31.860	04/08/2026	(6,344,000)		(6,344,000)	(52,623)	(71,655)	19,032
Call USD/Put TWD	Standard Chartered Bank		31.940	04/09/2026	(3,172,000)		(3,172,000)	(22,318)	(21,763)	(555)
Call USD/Put TWD	Standard Chartered Bank		32.080	05/14/2026	(3,125,000)		(3,125,000)	(36,866)	(40,413)	3,547

					(99,209,186)			$(757,849)	$(814,477)	$56,628

Puts

Put EUR/Call USD	BNP Paribas SA	EUR	1.195	04/01/2026	(7,862,000)	EUR	(7,862,000)	(299,672)	(118,488)	(181,184)
Put EUR/Call USD	BNP Paribas SA		1.149	04/21/2026	(5,393,063)		(5,393,063)	(28,369)	(33,832)	5,463
Put EUR/Call USD	BNP Paribas SA		1.144	06/16/2026	(2,721,000)		(2,721,000)	(24,705)	(40,165)	15,460
Put NZD/Call USD	BNP Paribas SA	NZD	0.577	04/28/2026	(10,733,000)	NZD	(10,733,000)	(81,710)	(103,249)	21,539
Put USD/Call JPY	BNP Paribas SA		$150.150	04/09/2026	(6,244,000)		$(6,244,000)	(256)	(23,758)	23,502
Put USD/Call JPY	BNP Paribas SA		154.000	04/17/2026	(12,564,000)		(12,564,000)	(16,396)	(48,434)	32,038
Put AUD/Call NZD	BofA Securities LLC	AUD	1.212	04/07/2026	(2,228,000)	AUD	(2,228,000)	(15,626)	(7,995)	(7,631)
Put AUD/Call NZD	BofA Securities LLC		1.211	04/15/2026	(2,217,000)		(2,217,000)	(16,531)	(9,931)	(6,600)
Put EUR/Call USD	BofA Securities LLC	EUR	1.139	04/21/2026	(2,701,000)	EUR	(2,701,000)	(7,942)	(10,602)	2,660
Put USD/Call JPY	BofA Securities LLC		$157.250	04/17/2026	(6,282,000)		$(6,282,000)	(31,021)	(81,465)	50,444
Put USD/Call SGD	BofA Securities LLC		1.272	04/02/2026	(1,563,000)		(1,563,000)	(20)	(7,380)	7,360
Put USD/Call SGD	BofA Securities LLC		1.276	04/06/2026	(1,557,000)		(1,557,000)	(783)	(7,338)	6,555
Put AUD/Call NZD	Citibank NA	AUD	1.203	04/22/2026	(2,233,000)	AUD	(2,233,000)	(11,327)	(10,493)	(834)
Put EUR/Call USD	Citibank NA	EUR	1.179	04/01/2026	(7,949,000)	EUR	(7,949,000)	(179,898)	(76,008)	(103,890)
Put USD/Call KRW	Citibank NA		$1,416.000	04/02/2026	(6,209,000)		$(6,209,000)	0	(6,480)	6,480
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.178	04/01/2026	(5,256,000)	EUR	(5,256,000)	(113,696)	(27,035)	(86,661)
Put EUR/Call USD	Deutsche Bank AG (London)		1.178	04/01/2026	(5,267,000)		(5,267,000)	(111,304)	(26,327)	(84,977)
Put EUR/Call USD	Deutsche Bank AG (London)		1.149	04/21/2026	(5,415,937)		(5,415,937)	(28,489)	(26,181)	(2,308)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put USD/Call SGD	HSBC Bank PLC		$1.276	04/23/2026	(1,565,000)		$(1,565,000)	$ (4,052)	$ (8,877)	$ 4,825
Put AUD/Call USD	JPMorgan Securities, Inc.	AUD	0.696	05/22/2026	(4,466,500)	AUD	(4,466,500)	(64,468)	(79,676)	15,208
Put EUR/Call USD	JPMorgan Securities, Inc.	EUR	1.155	04/16/2026	(2,719,437)	EUR	(2,719,437)	(18,435)	(15,524)	(2,911)
Put USD/Call CNH	JPMorgan Securities, Inc.		$6.885	04/07/2026	(1,565,000)		$(1,565,000)	(3,423)	(4,711)	1,288
Put AUD/Call NZD	MS & Co. Int. PLC	AUD	1.194	04/23/2026	(2,245,000)	AUD	(2,245,000)	(6,022)	(10,222)	4,200
Put AUD/Call NZD	MS & Co. Int. PLC		1.197	04/27/2026	(2,264,000)		(2,264,000)	(8,102)	(10,077)	1,975
Put AUD/Call USD	MS & Co. Int. PLC		0.696	05/22/2026	(4,466,500)		(4,466,500)	(64,468)	(53,618)	(10,850)
Put EUR/Call PLN	MS & Co. Int. PLC	EUR	4.268	04/23/2026	(1,351,000)	EUR	(1,351,000)	(3,537)	(9,262)	5,725
Put EUR/Call PLN	MS & Co. Int. PLC		4.270	04/28/2026	(1,357,000)		(1,357,000)	(4,280)	(9,387)	5,107
Put USD/Call CNH	MS & Co. Int. PLC		$6.860	04/16/2026	(1,564,000)		$(1,564,000)	(3,015)	(6,457)	3,442
Put EUR/Call USD	Royal Bank of Canada (UK)	EUR	1.155	04/16/2026	(2,712,000)	EUR	(2,712,000)	(18,385)	(22,441)	4,056
Put EUR/Call USD	Royal Bank of Canada (UK)		1.160	04/17/2026	(5,339,000)		(5,339,000)	(49,782)	(19,724)	(30,058)
Put EUR/Call USD	Royal Bank of Canada (UK)		1.173	04/21/2026	(10,624,000)		(10,624,000)	(190,017)	(183,433)	(6,584)
Put USD/Call CAD	Royal Bank of Canada (UK)		$1.355	04/07/2026	(1,576,000)		$(1,576,000)	(2)	(8,613)	8,611
Put USD/Call JPY	Standard Chartered Bank		154.250	04/09/2026	(3,122,000)		(3,122,000)	(1,570)	(45,375)	43,805

					(141,331,437)			$(1,407,303)	$(1,152,558)	$(254,745)

Total written option contracts					(240,540,623)			$(2,165,152)	$(1,967,035)	$(198,117)

TOTAL					(10,055,623)			$ 150,810	$ 131,773	$ 19,037

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
WR	—Withdrawn Rating

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 41.5%

Collateralized Mortgage Obligations – 4.0%
Regular Floater(a) –0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$2,617,210	4.662%		02/25/55	$2,614,357
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
3,299,240	5.112	(b)(c)	10/25/44	3,296,513
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
5,100,394	4.662		03/25/55	5,129,024

				11,039,894

Sequential Fixed Rate – 1.6%
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
5,775,000	5.466	(b)(c)(d)	04/25/71	5,776,057
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
50,833	6.500		02/15/36	53,038
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
120,040	5.000		02/15/34	121,030
Federal National Mortgage Association REMICS Series 2011-99, Class DB
231,553	5.000		10/25/41	232,577
Federal National Mortgage Association REMICS Series 2012-111, Class B
43,369	7.000		10/25/42	46,188
Federal National Mortgage Association REMICS Series 2012-153, Class B
158,009	7.000		07/25/42	169,722
Federal National Mortgage Association REMICS Series 2011-52, Class GB
257,081	5.000		06/25/41	258,130
Government National Mortgage Association REMICS Series 2021- 135, Class A
11,587,191	2.000	(b)	08/20/51	9,543,019
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
2,779,765	5.853	(b)(c)(d)	11/25/64	2,796,196
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
5,520,896	5.562	(b)(c)(d)	03/25/70	5,543,689
OBX Trust Series 2025-NQM13, Class A1A
2,881,510	5.441	(b)(c)(d)	05/25/65	2,889,730
Verus Securitization Trust Series 2021-7, Class A1
5,732,025	2.829	(b)(c)(d)	10/25/66	5,281,664
Verus Securitization Trust Series 2025-4, Class A1
7,233,744	5.448	(b)(c)(d)	05/25/70	7,256,455

				39,967,495

Sequential Floating Rate(a)(b) –2.0%
Angel Oak Mortgage Trust Series 2021-4, Class A1
8,674,303	1.035	(c)	01/20/65	7,396,584
COLT Mortgage Loan Trust Series 2021-5, Class A1
3,888,831	1.726	(c)	11/26/66	3,502,911
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(c)	02/25/50	1,408,303
Deephaven Residential Mortgage Trust Series 2021-3, Class A2
1,363,052	1.400	(c)	08/25/66	1,200,747

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
$136,219	5.312	%(c)	01/25/34	$136,577
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
2,468,750	4.762	(c)	05/25/45	2,468,742
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
421,586	5.212	(c)	10/25/41	422,696
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
875,172	5.312	(c)	12/25/41	875,978
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	5.462	(c)	01/25/44	1,305,615
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
3,450,000	5.162	(c)	01/25/45	3,432,478
GCAT Trust Series 2021-NQM5, Class A2
4,099,129	1.417	(c)	07/25/66	3,459,233
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
19,953	4.271		01/19/36	22,690
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
9,353	4.513		10/25/34	9,207
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,725,952	2.520	(c)	05/25/52	2,310,768
JP Morgan Mortgage Trust Series 2024-1, Class A4
1,151,837	6.000	(c)	06/25/54	1,154,311
Mill City Mortgage Loan Trust Series 2017-2, Class A3
139,687	3.250	(c)	07/25/59	137,258
PRKCM Trust Series 2021-AFC2, Class A1
3,864,113	2.071	(c)	11/25/56	3,422,276
PRKCM Trust Series 2021-AFC2, Class A2
4,132,000	2.693	(c)	11/25/56	3,055,818
Starwood Mortgage Residential Trust Series 2021-6, Class A1
2,004,712	1.920	(c)	11/25/66	1,770,346
Verus Securitization Trust Series 2022-1, Class A3
2,702,916	3.288	(c)	01/25/67	2,469,061
Verus Securitization Trust Series 2025-1, Class A1
4,819,373	5.620	(c)	01/25/70	4,842,070
Verus Securitization Trust Series 2025-9, Class A1
5,692,943	4.935	(c)	10/27/70	5,660,557
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
6,020	5.180		02/25/33	5,761
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
70,405	3.500	(c)	07/25/49	63,682

				50,533,669

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				101,541,058

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Commercial Mortgage-Backed Securities – 5.2%
Sequential Fixed Rate – 1.4%
Bank Series 2019-BN21, Class A5
$950,000	2.851	%(b)	10/17/52	$895,932
Bank5 Series 2026-5YR21, Class A3
5,000,000	5.525	(b)	04/15/59	5,151,126
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(b)	12/15/56	3,204,167
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(c)	10/13/27	2,407,985
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(c)	08/10/44	5,656,417
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	4,175,086
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)(b)	10/25/33	3,540,540
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
4,000,000	3.598	(b)(c)	06/05/39	3,695,464
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(c)	11/13/41	6,965,549

				35,692,266

Sequential Floating Rate – 3.8%
Bank5 Series 2024-5YR9, Class AS
4,484,000	6.182	(a)(b)	08/15/57	4,647,228
Bank5 Trust Series 2025-5YR13, Class AS
3,372,000	6.096	(a)(b)	01/15/58	3,489,303
BBCMS Mortgage Trust Series 2025-5C36, Class AS
4,500,000	5.835	(a)(b)	08/15/58	4,617,678
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
7,200,000	5.473	(a)(c)	11/15/42	7,179,137
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
4,825,000	5.011	(a)(c)	06/15/44	4,907,750
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,093,654	5.064	(a)(c)	03/15/41	2,093,765
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,747,511	5.364	(a)(c)	08/15/41	1,746,743
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
5,250,000	5.073	(a)(c)	02/15/43	5,244,588
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	5.315	(a)(c)	02/15/41	4,707,527
BX Trust Series 2025-ARIA, Class A
5,350,000	5.031	(a)(c)	12/13/42	5,379,472
Durst Commercial Mortgage Trust Series 2025-151, Class A
5,250,000	4.802	(a)(c)	08/10/42	5,293,591
Durst Commercial Mortgage Trust Series 2025-151, Class B
6,350,000	5.210	(a)(c)	08/10/42	6,402,394
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)(b)	11/25/32	3,478,052

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
$1,958,815	4.349	%(a)(b)	02/25/33	$1,960,628
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(b)	10/25/28	1,376,207
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
2,280,000	5.467	(a)(c)	01/13/40	2,334,832
IRV Trust Series 2025-200P, Class A
3,600,000	5.295	(a)(b)(c)	03/14/47	3,630,324
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,975,000	5.797	(a)(c)	10/05/39	1,993,088
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	5.563	(a)(c)	08/15/41	5,142,147
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,950,000	5.928	(a)(c)	02/10/47	2,000,463
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,300,000	5.365	(a)(c)	02/15/42	2,288,266
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
4,600,000	5.416	(a)(c)	10/15/40	4,600,395
NYC Trust Series 2025-77C, Class A
7,400,000	4.790	(a)(c)	01/10/36	7,347,643
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(c)	11/13/41	2,298,882
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	4.954	(a)(c)	07/15/35	4,166,027

				98,326,130

TOTAL COMMERCIAL MORTGAGE -BACKED SECURITIES				$134,018,396

Federal Agencies – 32.3%
Adjustable Rate Federal National Mortgage Association(a) –0.0%
(1 yr. CMT + 2.160%)
$672	6.213%		06/01/33	$689
(RFUCC 1 yr. Treasury + 1.655%)
69,184	6.280		07/01/34	71,222
(RFUCC 1 yr. Treasury + 1.573%)
272,094	6.229		09/01/34	278,919
(RFUCC 1 yr. Treasury + 1.732%)
167,870	6.555		05/01/35	173,086
(RFUCC 1 yr. Treasury + 1.233%)
47,571	5.750		06/01/35	48,451

				572,367

Federal Home Loan Mortgage Corp. – 0.1%
5,222	7.500		12/01/30	5,484
2,585	7.500		01/01/31	2,711
2,856	5.000		10/01/33	2,909
302	5.000		04/01/35	308
4,269	5.000		07/01/35	4,346
26,958	5.000		12/01/35	27,392
64,782	5.000		01/01/38	65,975

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$140,629	5.000%	01/01/39	$143,192
50,633	5.000	06/01/39	51,561
5,652	4.000	06/01/40	5,525
2,399	5.000	08/01/40	2,439
902	4.500	11/01/40	901
37,143	4.000	02/01/41	36,327
3,333	5.000	06/01/41	3,388
3,625	4.000	11/01/41	3,530
794,331	4.500	08/01/48	781,616

			1,137,604

Federal National Mortgage Association – 1.3%
6,861	7.000	03/01/31	7,292
33,573,311	5.500	11/01/55	33,933,908

			33,941,200

Government National Mortgage Association – 9.8%
3,724	6.000	11/15/38	3,873
33,717	5.000	07/15/40	34,350
1,980	4.000	02/20/41	1,917
3,176	4.000	11/20/41	3,070
536	4.000	01/20/42	518
1,731	4.000	04/20/42	1,672
1,080	4.000	10/20/42	1,042
16,333	4.000	08/20/43	15,735
1,536	4.000	03/20/44	1,478
1,881	4.000	05/20/44	1,810
131,343	4.000	11/20/44	126,157
8,644	4.000	05/20/45	8,296
1,167,187	4.000	07/20/45	1,119,382
18,572	4.000	10/20/45	17,800
86,776	4.500	02/20/48	85,540
234,817	4.500	04/20/48	231,327
633,965	4.500	05/20/48	624,146
583,457	5.000	07/20/48	589,621
1,016,272	4.500	08/20/48	999,897
531,385	5.000	08/20/48	536,667
4,362,438	4.500	09/20/48	4,292,147
4,481	3.500	09/20/48	4,204
664,594	5.000	10/20/48	670,784
2,090,996	5.000	11/20/48	2,110,471
3,900,610	4.500	12/20/48	3,836,542
1,193,484	5.000	12/20/48	1,203,854
2,250,204	4.500	01/20/49	2,213,243
1,918,482	5.000	01/20/49	1,933,953
1,539,514	4.000	02/20/49	1,465,925
484,114	4.500	02/20/49	476,011
385,384	4.500	03/20/49	379,054
1,376,924	4.000	03/20/49	1,311,107
669,106	5.000	03/20/49	674,920
6,336	3.500	04/20/49	5,935
1,539,127	4.000	04/20/49	1,464,114
480,060	4.000	05/20/49	456,663
15,459	3.500	08/20/49	14,428
2,527,892	3.000	08/20/49	2,269,974
1,565,192	5.000	08/20/49	1,581,727
569,367	4.500	10/20/49	560,193
12,430,874	3.000	10/20/49	11,154,486

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$458,129	3.500%	12/20/49	$427,555
1,338,718	3.500	02/20/50	1,249,376
4,609,917	3.000	03/20/50	4,125,125
124,596	3.500	06/20/50	116,211
291,112	3.500	07/20/50	271,684
839,797	4.000	01/20/51	798,081
589,270	3.000	07/20/51	526,594
1,229,076	2.500	09/20/51	1,056,249
1,453,700	2.500	10/20/51	1,253,376
6,439,335	3.000	11/20/51	5,737,547
2,271,304	2.500	11/20/51	1,955,472
5,339,154	3.000	12/20/51	4,766,261
2,740,858	2.500	12/20/51	2,362,440
28,260,500	4.500	09/20/52	27,602,683
1,518,758	3.500	02/20/53	1,416,548
8,872,205	5.000	02/20/56	8,852,257
14,000,000	2.000	TBA-30yr(e)	11,533,703
16,000,000	2.500	TBA-30yr(e)	13,735,965
6,000,000	4.000	TBA-30yr(e)	5,613,515
8,000,000	3.500	TBA-30yr(e)	7,297,500
30,000,000	5.500	TBA-30yr(e)	30,165,903
42,000,000	5.000	TBA-30yr(e)	41,474,513
34,000,000	6.000	TBA-30yr(e)	34,560,470

			249,383,061

Uniform Mortgage-Backed Security – 21.1%
1,239	7.000	08/01/27	1,250
59	6.500	09/01/27	59
7,440	7.000	03/01/28	7,519
340	6.500	05/01/28	345
3,802	4.500	04/01/39	3,786
3,374	4.500	07/01/39	3,362
91,378	4.500	12/01/39	91,132
6,549	4.500	04/01/41	6,518
194,135	4.500	05/01/41	193,222
27,483	4.500	08/01/41	27,347
8,148	3.000	11/01/42	7,523
166,155	3.000	12/01/42	153,671
209,267	3.000	01/01/43	193,997
33,746	3.000	02/01/43	31,348
327,266	3.000	03/01/43	302,321
480,455	3.000	04/01/43	443,443
398,030	3.000	05/01/43	367,072
25,924	3.000	06/01/43	23,856
331,773	3.000	07/01/43	305,572
218,150	5.000	05/01/44	221,372
1,040,137	4.500	04/01/45	1,032,964
122,531	4.500	05/01/45	121,304
332,477	4.500	06/01/45	329,355
2,552,483	4.000	08/01/45	2,466,981
21,483	4.000	03/01/46	20,679
26,466	4.000	06/01/46	25,386
8,093	4.000	08/01/46	7,763
59,745	4.000	10/01/46	57,305
94,613	4.000	06/01/47	90,686
1,199,406	4.500	07/01/47	1,175,772
320,482	4.500	11/01/47	314,167
146,803	4.000	12/01/47	140,847

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$555,730	4.000%	01/01/48	$532,835
1,623,472	4.000	02/01/48	1,554,979
38,851	4.500	02/01/48	38,000
1,159,554	4.000	03/01/48	1,110,463
62,821	4.500	05/01/48	61,387
852,281	4.000	06/01/48	816,637
10,887	4.500	06/01/48	10,639
9,050	4.500	07/01/48	8,844
816,104	4.000	07/01/48	781,690
1,304,098	4.000	08/01/48	1,247,518
6,438	4.500	08/01/48	6,287
804,487	4.500	09/01/48	788,550
2,255,425	5.000	11/01/48	2,272,771
1,324,853	4.500	11/01/48	1,293,142
865,671	4.500	12/01/48	844,828
1,126,542	4.500	01/01/49	1,099,024
824,496	4.500	02/01/49	805,211
688,459	3.000	02/01/49	624,663
2,918	4.500	03/01/49	2,841
388,086	4.500	06/01/49	379,459
1,436,378	4.500	07/01/49	1,401,544
151,152	3.500	07/01/49	140,696
755,430	4.500	08/01/49	737,214
4,970,650	3.000	09/01/49	4,464,883
2,127,722	5.000	10/01/49	2,142,091
982,561	3.000	10/01/49	882,585
1,410,594	3.000	12/01/49	1,264,420
97,560	4.500	02/01/50	95,392
17,565,335	4.500	03/01/50	17,238,651
7,310,960	4.000	03/01/50	6,970,921
1,907,535	5.000	03/01/50	1,918,032
14,773	4.500	04/01/50	14,428
793,817	4.500	05/01/50	775,393
2,126,791	2.500	09/01/50	1,831,880
18,879,931	2.000	10/01/50	15,378,910
17,190,695	3.000	10/01/50	15,390,012
4,994,353	3.000	11/01/50	4,470,566
18,864,757	2.000	11/01/50	15,359,959
2,387,774	2.500	11/01/50	2,049,212
6,512,920	3.000	12/01/50	5,831,909
9,170,581	2.500	01/01/51	7,773,879
3,945,622	2.500	02/01/51	3,355,228
162,605	4.500	03/01/51	158,859
820,587	2.000	03/01/51	668,707
13,966,756	2.500	05/01/51	11,935,877
11,351,575	2.000	05/01/51	9,218,798
28,933,171	2.500	08/01/51	24,812,656
478,091	2.000	08/01/51	387,597
19,971,102	2.500	09/01/51	17,084,995
2,214,428	2.000	09/01/51	1,795,951
232,561	4.500	10/01/51	226,083
3,053,526	2.000	10/01/51	2,475,531
52,331,396	2.000	02/01/52	42,356,818
132,546	4.500	03/01/52	128,511
548,586	2.000	03/01/52	444,229
7,974,138	2.500	03/01/52	6,745,239
2,564,712	2.000	04/01/52	2,076,827
3,739,179	4.500	04/01/52	3,627,036

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$11,010,915	2.500%	04/01/52	$9,295,065
1,327,896	4.500	05/01/52	1,287,337
4,713,259	2.500	05/01/52	3,987,799
4,256,737	5.500	09/01/52	4,340,220
10,229,463	6.000	11/01/52	10,608,498
3,815,053	6.000	12/01/52	3,954,653
4,404,233	5.500	04/01/53	4,479,598
2,159,102	6.000	04/01/53	2,236,497
13,921,847	4.500	05/01/53	13,612,725
4,221,564	6.500	09/01/53	4,393,027
2,026,491	6.500	12/01/53	2,130,014
11,570,845	6.000	01/01/54	11,820,533
10,941,710	2.500	01/01/54	9,255,079
16,686,575	6.500	06/01/54	17,561,167
14,803,903	6.000	08/01/55	15,183,284
52,000,000	2.500	TBA-30yr(e)	43,712,500
28,000,000	3.000	TBA-30yr(e)	24,607,187
21,000,000	4.000	TBA-30yr(e)	19,790,039
31,000,000	3.500	TBA-30yr(e)	28,401,329
41,000,000	4.500	TBA-30yr(e)	40,676,485
8,000,000	6.000	TBA-30yr(e)	8,151,875

			535,564,122

TOTAL FEDERAL AGENCIES			$820,598,354

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,073,663,970)			$1,056,157,808

Corporate Obligations – 27.4%

Aerospace & Defense(b) – 0.7%
Boeing Co.
$1,575,000	3.450%	11/01/28	$1,539,153
2,211,000	5.150	05/01/30	2,244,784
4,599,000	6.528	05/01/34	5,009,691
163,000	3.375	06/15/46	112,260
100,000	3.625	03/01/48	69,548
100,000	3.850	11/01/48	71,946
1,225,000	5.805	05/01/50	1,182,492
4,093,000	6.858	05/01/54	4,503,159
Howmet Aerospace, Inc.
1,728,000	4.850	10/15/31	1,747,302

			16,480,335

Agriculture(b) – 0.5%
BAT Capital Corp.
5,749,000	6.000	02/20/34	6,072,496
5,925,000	5.625	08/15/35	6,096,114
Bunge Ltd. Finance Corp.
843,000	4.200	09/17/29	834,697

			13,003,307

Automotive(b) – 0.7%
Ford Motor Credit Co. LLC
9,700,000	5.420	04/09/31	9,521,423
General Motors Financial Co., Inc.
3,200,000	1.500	06/10/26	3,180,128

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(b) – (continued)
$6,075,000	5.950%		04/04/34	$6,234,833

				18,936,384

Banks – 6.9%
Banco Santander SA
400,000	4.250		04/11/27	399,476
800,000	3.306		06/27/29	770,512
800,000	2.749		12/03/30	718,536
4,400,000	6.921		08/08/33	4,747,380
Bank of America Corp.
237,000	6.110		01/29/37	248,710
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(b)	09/21/36	81,204
(Secured Overnight Financing Rate + 1.130%)
13,190,000	5.045	(a)(b)	02/06/37	13,013,254
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(b)	03/11/32	1,246,768
(Secured Overnight Financing Rate + 1.310%)
150,000	5.511	(a)(b)	01/24/36	152,900
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,790,742
(Secured Overnight Financing Rate + 1.630%)
9,205,000	5.202	(a)(b)	04/25/29	9,335,619
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,907,950
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,826,855
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,095,850
Bank of New York Mellon Corp. (a)(b) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	316,581
Barclays PLC (a)(b)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	4,927,205
(Secured Overnight Financing Rate + 1.590%)
2,090,000	5.785		02/25/36	2,116,313
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.620%)
3,975,000	5.786		01/13/33	4,104,227
BPCE SA (a)(b)(c) (Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277		01/20/32	1,453,155
Canadian Imperial Bank of Commerce (a)(b) (Secured Overnight Financing Rate + 1.105%)
3,925,000	5.245		01/13/31	4,008,799
Citigroup, Inc.
925,000	3.400		05/01/26	924,084
2,450,000	4.450		09/29/27	2,449,535
(Secured Overnight Financing Rate + 1.351%)
100,000	3.057	(a)(b)	01/25/33	90,287
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,298,083
(Secured Overnight Financing Rate + 1.830%)
2,360,000	6.020	(a)(b)	01/24/36	2,411,731
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(b)	05/24/33	2,483,897
(Secured Overnight Financing Rate + 2.338%)
6,000,000	6.270	(a)(b)	11/17/33	6,411,900

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
First Horizon Corp. (a)(b) (Secured Overnight Financing Rate + 1.766%)
$715,000	5.514%		03/07/31	$724,202
HSBC Holdings PLC
600,000	4.950		03/31/30	606,594
Huntington Bancshares, Inc. (a)(b) (Secured Overnight Financing Rate + 1.870%)
9,935,000	5.709		02/02/35	10,139,363
JPMorgan Chase & Co. (a)(b)
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,138,605
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	629,012
(Secured Overnight Financing Rate + 0.840%)
3,000,000	4.347		01/22/32	2,957,400
(Secured Overnight Financing Rate + 1.070%)
4,090,000	4.898		01/22/37	4,001,165
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,150,817
(Secured Overnight Financing Rate + 1.300%)
3,010,000	5.193		02/05/37	2,955,338
(Secured Overnight Financing Rate + 1.635%)
5,125,000	5.576		07/23/36	5,193,419
(Secured Overnight Financing Rate + 1.680%)
4,285,000	5.572		04/22/36	4,407,979
M&T Bank Corp. (a)(b)
(Secured Overnight Financing Rate + 1.610%)
6,050,000	5.385		01/16/36	5,998,877
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,249,243
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,061,279
Morgan Stanley
1,631,000	3.950		04/23/27	1,621,051
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,274,143
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,622,437
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,731,294
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,369,680
(Secured Overnight Financing Rate + 1.757%)
695,000	5.664	(a)(b)	04/17/36	711,444
Royal Bank of Canada
1,700,000	5.000		02/01/33	1,715,045
Shinhan Bank Co. Ltd. (c)
540,000	4.500		04/12/28	542,225
State Street Corp. (a)(b) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	95,201
Truist Financial Corp. (a)(b)
(Secured Overnight Financing Rate + 1.922%)
7,450,000	5.711		01/24/35	7,679,385
(Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	100,256
U.S. Bancorp (a)(b)
(Secured Overnight Financing Rate + 1.296%)
6,320,000	5.083		05/15/31	6,407,848

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.020%)
$3,640,000	5.775%		06/12/29	$3,742,575
UBS AG
4,135,000	1.250		08/07/26	4,091,417
UBS Group AG
683,000	4.550		04/17/26	683,075
(3 mo. USD Term SOFR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,655,788
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(c)	11/13/33	783,084
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,415,606
(Secured Overnight Financing Rate + 1.760%)
1,915,000	5.580	(a)(b)(c)	05/09/36	1,940,776
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,680,911
325,000	4.300		07/22/27	324,470
Westpac Banking Corp. (a)(b) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	682,451

				174,415,008

Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (b)
960,000	4.700		02/01/36	934,781
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	735,790
Bacardi-Martini BV (b)(c)
6,350,000	5.550		02/01/30	6,480,556
Coca-Cola Consolidated, Inc. (b)
1,421,000	5.450		06/01/34	1,457,846
Constellation Brands, Inc. (b)
50,000	3.600		02/15/28	49,244
50,000	3.150		08/01/29	47,835
1,900,000	2.250		08/01/31	1,675,781
JDE Peet’s NV (b)(c)
1,650,000	1.375		01/15/27	1,607,661
Keurig Dr. Pepper, Inc. (b)
1,968,000	2.250		03/15/31	1,737,370
Pernod Ricard International Finance LLC (b)(c)
4,816,000	1.625		04/01/31	4,165,503

				18,892,367

Biotechnology(b) – 0.3%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,461,698
2,168,000	5.250		03/02/33	2,224,389
Royalty Pharma PLC
2,844,000	5.400		09/02/34	2,867,520

				8,553,607

Building Materials(b) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,320,561
2,675,000	2.700		02/15/31	2,454,313
2,309,000	5.900		03/15/34	2,437,080

				8,211,954

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(b)(c) – 0.0%
International Flavors & Fragrances, Inc.
$599,000	1.832%		10/15/27	$574,603

Commercial Services – 0.7%
Ashtead Capital, Inc. (b)(c)
650,000	1.500		08/12/26	641,986
2,087,000	5.800		04/15/34	2,129,241
Cornell University (b)
5,610,000	4.733		06/15/35	5,559,995
DP World Crescent Ltd. (c)
3,060,000	5.500		05/08/35	2,993,292
DP World Ltd.
100,000	6.850	(c)	07/02/37	106,237
600,000	5.625		09/25/48	535,650
Global Payments, Inc. (b)
3,575,000	5.550		11/15/35	3,437,613
Quanta Services, Inc. (b)
2,594,000	5.250		08/09/34	2,610,238

				18,014,252

Computers(b) – 0.1%
Dell International LLC/EMC Corp.
200,000	6.200		07/15/30	211,122
540,000	8.100		07/15/36	641,385
Hewlett Packard Enterprise Co.
2,174,000	5.000		10/15/34	2,103,019

				2,955,526

Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)
5,125,000	2.450		10/29/26	5,065,652
3,472,000	5.375		12/15/31	3,526,858
Air Lease Corp. (b)
3,750,000	5.200		07/15/31	3,756,188
American Express Co. (a)(b) (Secured Overnight Financing Rate + 1.237%)
4,220,000	4.804		10/24/36	4,079,938
(Secured Overnight Financing Rate + 1.420%)
4,855,000	5.284		07/26/35	4,897,627
Avolon Holdings Funding Ltd. (b)(c)
873,000	5.150		01/15/30	877,382
Capital One Financial Corp. (a)(b) (Secured Overnight Financing Rate + 2.036%)
5,140,000	6.183		01/30/36	5,223,165
Nomura Holdings, Inc.
950,000	2.608		07/14/31	846,821
REC Ltd. (c)
200,000	5.625		04/11/28	203,198
Synchrony Financial (a)(b) (Secured Overnight Financing Rate + 1.530%)
3,575,000	4.947		02/25/32	3,470,968
Takeoff Merger Sub, Inc. (b)(c)
4,615,000	4.850		03/24/31	4,559,758

				36,507,555

Electrical(b) – 0.1%
Alliant Energy Finance LLC (c)
225,000	4.250		06/15/28	223,344

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical(b) – (continued)
Ameren Corp.
$400,000	3.500%		01/15/31	$379,808
American Electric Power Co., Inc.
850,000	2.300		03/01/30	778,583
Arizona Public Service Co.
425,000	2.950		09/15/27	415,654
Ohio Power Co.
675,000	2.600		04/01/30	625,671
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	374,080

				2,797,140

Electronics(b) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,625,816

Engineering & Construction(b) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	398,740
440,000	3.875	(c)	04/30/28	429,242
200,000	5.500	(c)	10/31/46	166,504
420,000	5.500		07/31/47	348,978
340,000	5.500	(c)	07/31/47	282,506

				1,625,970

Environmental – 0.0%
Nature Conservancy
60,000	0.944		07/01/26	59,471
75,000	1.304		07/01/28	69,187

				128,658

Food & Drug Retailing(b) – 1.3%
Campbell’s Co.
7,343,000	5.400		03/21/34	7,118,451
1,200,000	4.750		03/23/35	1,104,540
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,583,681
1,423,000	6.200		11/15/33	1,506,929
Mars, Inc. (c)
5,800,000	4.800		03/01/30	5,860,552
5,175,000	5.000		03/01/32	5,235,806
8,975,000	5.200		03/01/35	9,056,583
Sysco Corp.
225,000	6.600		04/01/40	239,132

				32,705,674

Gas(b) – 0.0%
NiSource, Inc.

325,000	3.600		05/01/30	313,378

Hand/Machine Tools(b) – 0.3%
Regal Rexnord Corp.

6,578,000	6.300		02/15/30	6,893,284

Healthcare Providers & Services(b) – 3.1%
Adventist Health System
540,000	2.952		03/01/29	513,739
6,970,000	4.742		12/01/30	6,902,192

1,345,000	5.757		12/01/34	1,384,821

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(b) – (continued)
Alcon Finance Corp. (c)
$4,572,000	3.000%	09/23/29	$4,343,354
Ascension Health
3,275,000	4.923	11/15/35	3,235,940
Banner Health
3,235,000	2.338	01/01/30	2,999,159
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	1,012,417
Cigna Group
3,515,000	5.125	05/15/31	3,589,202
CommonSpirit Health
2,220,000	4.352	09/01/30	2,186,250
3,385,000	4.975	09/01/35	3,302,972
2,385,000	3.910	10/01/50	1,748,724
2,655,000	6.461	11/01/52	2,818,159
Elevance Health, Inc.
5,970,000	4.600	09/15/32	5,875,435
HCA, Inc.
4,625,000	4.500	02/15/27	4,625,786
1,590,000	3.500	09/01/30	1,509,801
7,985,000	5.450	04/01/31	8,187,340
1,610,000	5.900	06/01/53	1,534,250
Humana, Inc.
785,000	5.950	03/15/34	799,750
Laboratory Corp. of America Holdings
1,719,000	4.800	10/01/34	1,674,306
PeaceHealth Obligated Group
2,200,000	4.335	11/15/28	2,189,434
Rush System for Health Obligated Group
1,320,000	3.922	11/15/29	1,298,992
Solventum Corp.
1,603,000	5.400	03/01/29	1,641,055
3,040,000	5.450	03/13/31	3,119,101
5,675,000	5.600	03/23/34	5,801,099
STERIS Irish FinCo UnLtd Co.
501,000	2.700	03/15/31	454,673
Stryker Corp.
75,000	1.950	06/15/30	67,757
Sutter Health
605,000	2.294	08/15/30	551,202
UnitedHealth Group, Inc.
3,700,000	5.000	04/15/34	3,700,629
1,750,000	3.050	05/15/41	1,296,820

			78,364,359

Insurance – 0.1%
Arch Capital Group Ltd.
300,000	7.350	05/01/34	339,474
Chubb INA Holdings LLC
2,440,000	6.800	11/15/31	2,691,540
Willis North America, Inc. (b)
700,000	2.950	09/15/29	662,837

			3,693,851

Internet – 1.5%
Airbnb, Inc. (b)
3,555,000	5.250	03/16/36	3,551,943

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet – (continued)
Alphabet, Inc. (b)
	$11,025,000	4.100%		11/15/30	$10,946,281
Expedia Group, Inc. (b)
	1,212,000	4.625		08/01/27	1,213,054
	825,000	3.800		02/15/28	814,069
	89,000	3.250		02/15/30	84,173
	331,000	2.950		03/15/31	303,388
Meta Platforms, Inc. (b)
	4,850,000	4.200		11/15/30	4,799,996
	9,425,000	4.875		11/15/35	9,244,134
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,132,236
	2,604,000	5.375	(c)	11/15/29	2,687,120
Prosus NV (b)(c)
EUR	100,000	2.031		08/03/32	101,796
	$230,000	4.027		08/03/50	153,468
	210,000	3.832		02/08/51	134,460

					37,166,118

Investment Companies(b) – 0.1%
Blackstone Private Credit Fund
	950,000	6.000		01/29/32	921,310
Blackstone Secured Lending Fund
	1,650,000	5.875		11/15/27	1,656,220
JAB Holdings BV (c)
	500,000	2.200		11/23/30	446,260

					3,023,790

Iron/Steel(c) – 0.0%
POSCO
	260,000	5.750		01/17/28	264,919

Leisure Time(b) – 0.2%
Royal Caribbean Cruises Ltd.
	4,295,000	5.250		02/27/38	4,083,729

Lodging(b) –0.9%
Choice Hotels International, Inc.
	3,593,000	3.700		01/15/31	3,370,126
	1,639,000	5.850		08/01/34	1,650,047
Hyatt Hotels Corp.
	5,295,000	5.500		06/30/34	5,348,268
Las Vegas Sands Corp.
	1,590,000	5.625		06/15/28	1,609,680
	590,000	6.000		06/14/30	606,085
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,119,173
	5,300,000	2.850		04/15/31	4,853,899
	2,260,000	4.500		05/01/33	2,181,465

					21,738,743

Machinery - Construction & Mining(b) – 0.2%
Vertiv Holdings Co.
	5,194,000	4.850		03/15/36	5,049,970

Machinery-Diversified(b) – 0.2%
AGCO Corp.
	1,298,000	5.800		03/21/34	1,326,984
IDEX Corp.
	1,515,000	2.625		06/15/31	1,365,454

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(b) – (continued)
Ingersoll Rand, Inc.
$1,270,000	5.700%		08/14/33	$1,319,035

				4,011,473

Media(b) – 0.3%
Charter Communications Operating LLC/Charter Communications
Operating Capital
6,675,000	3.750		02/15/28	6,557,720
Comcast Corp.
100,000	3.750		04/01/40	80,995
Time Warner Cable LLC
275,000	5.875		11/15/40	248,364

				6,887,079

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418		11/15/35	388,452
General Electric Co.
700,000	5.875		01/14/38	745,192

				1,133,644

Oil Field Services – 0.1%
Marathon Petroleum Corp. (b)
375,000	3.800		04/01/28	370,369
Occidental Petroleum Corp.
1,034,000	7.875		09/15/31	1,174,862
Reliance Industries Ltd. (c)
480,000	2.875		01/12/32	432,000
250,000	3.750		01/12/62	172,090

				2,149,321

Pharmaceuticals(b) – 0.4%
Cencora, Inc.
4,993,000	2.700		03/15/31	4,553,117
Cigna Group
1,025,000	4.800		08/15/38	963,069
CVS Health Corp.
5,632,000	4.780		03/25/38	5,187,917

				10,704,103

Pipelines – 0.8%
Abu Dhabi Crude Oil Pipeline LLC (c)
230,000	4.600		11/02/47	198,351
Cheniere Energy Partners LP (b)
1,185,000	5.950		06/30/33	1,242,899
Columbia Pipelines Operating Co. LLC (b)(c)
3,620,000	6.036		11/15/33	3,816,095
Enbridge, Inc. (b)
2,300,000	2.500		08/01/33	1,955,184
Energy Transfer LP (b)
50,000	4.950		06/15/28	50,527
375,000	5.300		04/15/47	330,990
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	169,603
2,580,686	2.940		09/30/40	2,090,614
320,000	3.250	(c)	09/30/40	245,187
Kinder Morgan, Inc. (b)
4,835,000	5.200		06/01/33	4,918,356

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
MPLX LP (b)
$275,000	4.500%		04/15/38	$247,448
645,000	5.500		02/15/49	583,983
Plains All American Pipeline LP/PAA Finance Corp. (b)
875,000	3.800		09/15/30	842,791
Sabine Pass Liquefaction LLC (b)
275,000	5.000		03/15/27	275,539
Targa Resources Corp. (b)
1,010,000	4.200		02/01/33	957,389
Williams Cos., Inc. (b)
1,800,000	5.650		03/15/33	1,862,046

				19,787,002

Real Estate Investment Trust(b) – 0.4%
American Homes 4 Rent LP
723,000	4.900		02/15/29	727,222
Cousins Properties LP
4,900,000	5.875		10/01/34	4,969,727
CubeSmart LP
370,000	2.500		02/15/32	324,631
Host Hotels & Resorts LP
952,000	2.900		12/15/31	846,623
Invitation Homes Operating Partnership LP
1,120,000	2.000		08/15/31	960,019
Realty Income Corp.
400,000	3.950		08/15/27	397,920
UDR, Inc.
475,000	2.100		08/01/32	401,864
WP Carey, Inc.
1,000,000	3.850		07/15/29	976,330
725,000	2.400		02/01/31	648,578

				10,252,914

Retailing(b) – 0.1%
AutoNation, Inc.
500,000	1.950		08/01/28	470,885
825,000	4.750		06/01/30	819,596
Lowe’s Cos., Inc.
125,000	1.700		10/15/30	110,250
O’Reilly Automotive, Inc.
1,690,000	5.100		03/12/36	1,668,470

				3,069,201

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD Term SOFR + 1.855%)
975,000	3.960		07/18/30	952,838

Semiconductors(b) – 0.7%
Broadcom, Inc.
1,156,000	3.419		04/15/33	1,057,382
425,000	3.137	(c)	11/15/35	361,101
156,000	3.187	(c)	11/15/36	130,382
7,950,000	4.900		02/15/38	7,668,490
Intel Corp.
2,750,000	5.200		02/10/33	2,771,202
934,000	5.150		02/21/34	931,347
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400		05/01/30	786,341

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(b) – (continued)
$3,125,000	2.500%	05/11/31	$2,806,250
2,250,000	2.650	02/15/32	1,985,783

			18,498,278

Software(b) – 3.0%
AppLovin Corp.
7,790,000	5.500	12/01/34	7,725,732
Constellation Software, Inc. (c)
1,366,000	5.461	02/16/34	1,338,461
Electronic Arts, Inc.
1,990,000	2.950	02/15/51	1,606,666
Fidelity National Information Services, Inc.
4,745,000	4.800	03/10/31	4,706,138
MSCI, Inc. (c)
650,000	4.000	11/15/29	630,858
Oracle Corp.
2,000,000	4.500	05/06/28	1,992,780
1,881,000	2.950	04/01/30	1,715,999
2,550,000	4.650	05/06/30	2,491,860
5,625,000	2.875	03/25/31	4,998,656
3,520,000	5.250	02/03/32	3,460,653
3,820,000	4.800	09/26/32	3,634,730
2,211,000	4.900	02/06/33	2,094,525
3,595,000	5.350	05/04/33	3,497,827
4,440,000	5.200	09/26/35	4,161,301
3,250,000	5.700	02/04/36	3,124,615
350,000	3.600	04/01/40	254,027
1,615,000	5.550	02/06/53	1,288,237
1,800,000	6.000	08/03/55	1,509,192
950,000	6.700	02/04/56	879,947
Salesforce, Inc.
10,640,000	4.900	09/15/31	10,625,530
9,560,000	5.550	03/15/36	9,531,033
ServiceNow, Inc.
1,040,000	1.400	09/01/30	902,502
Synopsys, Inc.
2,177,000	5.000	04/01/32	2,195,657
VMware LLC
700,000	1.800	08/15/28	659,036
Workday, Inc.
675,000	3.800	04/01/32	626,562

			75,652,524

Sovereign(b)(c) – 0.3%
Eagle Funding Luxco SARL
7,020,000	5.500	08/17/30	7,037,550

Telecommunication Services – 0.8%
AT&T, Inc. (b)
2,355,000	4.850	03/01/39	2,191,775
450,000	5.150	11/15/46	401,292
British Telecommunications PLC
3,265,000	9.625	12/15/30	3,899,912
Rogers Communications, Inc. (b)
745,000	3.200	03/15/27	735,881
Telefonica Emisiones SA
425,000	4.665	03/06/38	383,359

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
T-Mobile USA, Inc. (b)
$5,163,000	3.750%	04/15/27	$5,131,764
533,000	3.875	04/15/30	518,891
6,025,000	5.200	01/15/33	6,128,329
Verizon Communications, Inc. (b)
100,000	1.750	01/20/31	87,793
1,500,000	2.550	03/21/31	1,361,820

			20,840,816

TOTAL CORPORATE OBLIGATIONS
(Cost $705,014,127)			$696,997,040

Asset-Backed Securities(b) – 10.5%

Automotive – 0.4%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
$969,172	4.670%	08/15/28 $	970,147
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(c)
4,700,000	5.340	06/15/28	4,712,757
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
4,127,460	4.740	01/16/29	4,135,246

			9,818,150

Collateralized Loan Obligations(c) – 9.0%
1988 CLO 4 Ltd. Series 2024-4A, Class B(a) (3 mo. USD Term SOFR + 2.100%)
3,250,000	5.772	04/15/37	3,250,000
1988 CLO 5 Ltd. Series 2024-5A, Class A1(a) (3 mo. USD Term SOFR + 1.540%)
6,500,000	5.212	07/15/37	6,504,043
AMMC CLO 30 Ltd. Series 2024-30A, Class A1R(a) (3 mo. USD Term SOFR + 1.230%)
5,330,000	4.823	04/15/39	5,316,051
ARES LI CLO Ltd. Series 2019-51A, Class A1R2(a) (3 mo. USD Term SOFR + 1.360%)
2,930,000	5.032	10/15/37	2,930,167
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(a) (3 mo. USD Term SOFR + 2.912%)
2,100,000	6.581	04/22/31	2,103,875
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class A1RR(a) (3 mo. USD Term SOFR + 1.290%)
6,280,000	4.958	10/20/35	6,269,085
Carlyle U.S. CLO Ltd. Series 2024-6A, Class A1(a) (3 mo. USD Term SOFR + 1.340%)
7,400,000	5.008	10/25/37	7,404,529
CBAM Ltd. Series 2018-5A, Class A1R(a) (3 mo. USD Term SOFR + 1.340%)
18,675,000	5.452	10/17/38	18,679,277
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(a) (3 mo. USD Term SOFR + 1.420%)
3,795,000	5.088	07/20/37	3,796,575
Diameter Capital CLO 3 Ltd. Series 2022-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.330%)
7,125,000	5.002	01/15/38	7,128,505
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class ARR(a) (3 mo. USD Term SOFR + 1.230%)
2,525,000	4.898	01/15/39	2,520,707

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations(c) – (continued)
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R(a) (3 mo. EUR EURIBOR + 1.750%)
EUR	3,680,000	3.734%	02/15/38	$4,223,452
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class AR(a) (3 mo. USD Term SOFR + 1.150%)
	$14,100,000	4.821	07/20/39	14,071,772
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(a) (3 mo. USD Term SOFR + 1.450%)
	13,650,000	5.118	07/20/38	13,662,053
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	3,000,000	5.072	10/15/37	3,000,564
KKR CLO 57 Ltd. Series 2025-57A, Class A(a) (3 mo. USD Term SOFR + 1.400%)
	13,300,000	5.072	07/15/38	13,337,546
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(a) (3 mo. USD Term SOFR + 1.530%)
	4,475,000	5.202	04/15/37	4,471,192
Magnetite XLVII Ltd. Series 2024-47A, Class A(a) (3 mo. USD Term SOFR + 1.330%)
	6,500,000	4.998	01/25/38	6,507,722
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR(a) (3 mo. USD Term SOFR + 1.200%)
	6,000,000	4.919	01/25/39	5,989,800
OCP CLO Ltd. Series 2017-14A, Class A1R(a) (3 mo. USD Term SOFR + 1.370%)
	8,775,000	5.038	07/20/37	8,775,728
Octagon 67 Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.450%)
	9,900,000	5.118	07/25/38	9,860,202
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(a) (3 mo. USD Term SOFR + 1.520%)
	4,000,000	5.188	07/19/37	3,982,240
Palmer Square CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	11,828,000	5.068	07/20/37	11,836,185
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R2(a) (3 mo. USD Term SOFR + 1.190%)
	17,550,000	4.841	04/15/39	17,502,615
Silver Point CLO 15 Ltd. Series 2025-15A, Class A(a) (3 mo. USD Term SOFR + 1.250%)
	8,700,000	4.918	01/15/39	8,676,510
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2(a) (3 mo. USD Term SOFR + 1.170%)
	11,750,000	4.832	01/21/39	11,718,486
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(a) (3 mo. EUR EURIBOR + 1.600%)
EUR	3,730,000	3.626	04/20/39	4,254,796
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$364,931	5.750	12/20/50	357,913
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a) (3 mo. USD Term SOFR + 1.362%)
	719,038	5.029	07/18/31	719,861
Wind River CLO Ltd. Series 2021-2A, Class A2R(a) (3 mo. USD Term SOFR + 1.400%)
	3,050,000	5.068	07/20/34	3,044,379

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations(c) – (continued)
Wind River CLO Ltd. Series 2021-2A, Class BR(a) (3 mo. USD Term SOFR + 1.600%)
$2,850,000	5.268%	07/20/34	$2,833,516
Wind River CLO Ltd. Series 2021-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.240%)
5,500,000	4.908	04/20/38	5,482,867
WISE CLO Ltd. Series 2023-2A, Class A1R(a) (3 mo. USD Term SOFR + 1.100%)
8,820,000	4.772	04/15/39	8,832,842

			229,045,055

Credit Card – 1.0%
American Express Credit Account Master Trust Series 2025-3, Class A
7,300,000	4.510	04/15/32	7,375,641
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,402,768
Barclays Dryrock Issuance Trust Series 2025-1, Class A
5,100,000	3.970	07/15/31	5,081,632
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
4,875,000	4.490	06/21/32	4,906,383

			25,766,424

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series ELL
2,270,000	4.275	02/01/36	2,230,086

Student Loan(a) – 0.0%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
266,676	4.158	09/26/33	263,810
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
671,786	4.926	09/25/65	668,850

			932,660

TOTAL ASSET-BACKED SECURITIES (Cost $267,284,516)			$267,792,375

Agency Debentures – 0.9%

Sovereign – 0.9%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%	03/28/34	$6,333,861
Federal Farm Credit Banks Funding Corp.
2,500,000	3.500	09/01/32	2,410,150
Federal Farm Credit Banks Funding Corp.
11,930,000	2.900	04/12/32	11,140,353
Federal Farm Credit Banks Funding Corp.
3,840,000	3.300	05/19/32	3,659,904

TOTAL AGENCY DEBENTURES (Cost $25,237,264)			$23,544,268

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.9%

Euro – 0.2%
Indonesia Government International Bonds (b)
EUR	2,240,000	4.100%		03/04/34	$2,483,935
Mexico Government International Bonds (b)
	839,000	1.450		10/25/33	767,564
Romania Government International Bonds (c)
	150,000	4.625		03/04/33	161,783

					3,413,282

United States Dollar – 0.7%
Hungary Government International Bonds
	$1,700,000	6.125		05/22/28	1,739,066
Israel Government AID Bonds (f)
	4,700,000	5.500		09/18/33	4,973,305
Israel Government International Bonds (g)
	200,000	4.500		04/03/20	142,313
Mexico Government International Bonds (b)
	240,000	3.250		04/16/30	224,472
	1,746,000	3.500		02/12/34	1,486,492
	1,960,000	3.771		05/24/61	1,169,140
	600,000	3.750		04/19/71	343,800
Panama Government International Bonds (b)
	360,000	6.875		01/31/36	383,107
	800,000	6.853		03/28/54	824,392
	210,000	4.500		01/19/63	153,644
Peru Government International Bonds (b)
	10,000	2.780		12/01/60	5,308
	100,000	3.230	(h)	07/28/21	53,350
Republic of Poland Government International Bonds (b)
	2,600,000	5.125		09/18/34	2,605,200
Romania Government International Bonds
	770,000	3.000	(c)	02/27/27	754,022
	2,280,000	5.750	(c)	07/04/36	2,111,551
	690,000	5.125		06/15/48	541,650
	580,000	4.000		02/14/51	373,172
State of Israel
	680,000	3.800		05/13/60	437,349

					18,321,333

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $24,075,863)					$21,734,615

Municipal Debt Obligations – 0.5%

Arizona(b) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
	$40,000	5.000%		07/01/34	$43,242

California(b) – 0.1%
California State GO Bonds Build America Taxable Series 2009
	2,600,000	7.550		04/01/39	$3,050,050

Florida(b) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
	595,000	2.154		07/01/30	547,629

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
	40,000	5.000		10/01/35	45,273

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois State GO Bonds Build America Series 2010
$1,250,055	7.350	07/01/35	$1,340,898
Illinois State GO Bonds Taxable-Pension Series 2003
1,020,882	5.100%	06/01/33	$1,039,879
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	43,940

			2,469,990

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	$3,315,306

New Jersey(b) –0.0%
New Jersey Educational Facilities Authority
40,000	5.000	03/01/36	45,175

New York – 0.0%
Metropolitan Transportation Authority RB Taxable Series 2020 C2
210,000	5.175	11/15/49	195,929
New York City NY GO Bonds Series 2008-L, Subseries L-5 (b)
40,000	5.000	04/01/33	43,508

			239,437

Ohio–0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,465,000	6.270	02/15/50	1,500,570

Pennsylvania(b) –0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
40,000	5.000	08/15/30	42,817

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $10,830,770)			$11,254,216

U.S. Treasury Obligations – 25.6%

U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$6,328,998
6,740,000	4.375	05/15/40	6,545,172
75,750,000	4.250	11/15/40	72,199,219
210,000	3.375	05/15/44	171,609
51,100,000	3.000	02/15/47	38,085,469
6,740,000	3.125	05/15/48	5,070,797
6,490,000	3.375	11/15/48	5,085,523
6,820,000	2.875	05/15/49	4,846,462
7,580,000	2.375	11/15/49	4,829,881
7,925,500	4.000	11/15/52	6,809,738
5,220,000	4.750	11/15/53	5,075,634
U.S. Treasury Inflation-Indexed Bonds
14,672,439	1.500	02/15/53	11,241,610
U.S. Treasury Notes
21,720,000	0.750	05/31/26	21,609,703
59,493,500	4.375 (i)	08/15/26	59,618,994
24,880,000	0.750	08/31/26	24,571,916
22,370,000	1.375	08/31/26	22,150,669
69,740,000	3.750	04/30/27	69,712,758

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
$25,100,000	2.625%		05/31/27	$24,760,758
1,010,000	0.500		06/30/27	969,600
16,320,000	3.500		04/30/28	16,216,725
36,750,000	1.250		05/31/28	34,806,270
1,000,000	4.625		09/30/28	1,019,141
101,610,000	4.625	(i)	04/30/29	103,912,102
7,010,000	1.500		02/15/30	6,414,698
3,831,000	3.625		03/31/30	3,791,792
2,512,700	0.625		05/15/30	2,200,576
13,240,000	3.875		03/31/31	13,197,591
16,370,000	4.250		03/31/33	16,482,544
2,490,000	4.375		05/15/34	2,516,067
U.S. Treasury STRIPS Coupon(j)
37,781,200	0.000		11/15/29	32,814,324
2,540,000	0.000		08/15/30	2,137,590
2,540,000	0.000		11/15/30	2,115,248
2,540,000	0.000		11/15/31	2,023,072
2,540,000	0.000		08/15/33	1,864,230
26,090,000	0.000		05/15/35	17,545,946
U.S. Treasury STRIPS Principal(j)
12,660,000	0.000		11/15/53	3,202,214

TOTAL U.S. TREASURY OBLIGATIONS (Cost $692,307,673)				$651,944,640

Shares	Description	Value

Exchange Traded Funds(k) –0.2%
75,046	Goldman Sachs Corporate Bond ETF	$3,771,061
(Cost $3,815,811)

Shares	Dividend Rate	Value

Investment Company(k) –0.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
9,390,139	3.553%	$9,390,139

(Cost $9,390,139)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 107.0% (Cost $2,786,382,869)		$2,719,041,894

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(j) –1.5%

Commercial Paper(j) –1.5%
Autonation, Inc.(c)
$11,500,000	0.000%	04/01/26	$11,498,674
Energy Transfer LP (c)
7,000,000	0.000	04/01/26	6,999,222
Lseg U.S. Fin Corp.
10,690,000	0.000	04/20/26	10,666,177

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(j) – (continued)

Commercial Paper(j) – (continued)
National Bank of Kuwait
$5,258,000	0.000%	04/09/26	$5,258,386
Oracle Corp.(c)
4,546,000	0.000	10/02/26	4,441,941

TOTAL SHORT- TERM INVESTMENTS (Cost $38,872,435)			$38,864,400

TOTAL INVESTMENTS – 109.4% (Cost $2,850,492,568)			$2,781,450,562

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.4)%			(238,733,620)

NET ASSETS – 100.0%			$2,542,716,942

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.
(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $309,720,984 which represents approximately 12.2% of net assets as of March 31, 2026.

(f)

Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,973,305, which represents approximately 0.2% of the Fund’s net assets as of March 31, 2026

(g)	Actual maturity date is April 03, 2120.

(h)	Actual maturity date is July 28, 2121.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	2,815,421	EUR	2,389,281	05/22/26	$46,911
	USD	4,293,762	JPY	652,158,455	05/13/26	168,426
Westpac Banking Corp.	USD	8,957,607	EUR	7,574,548	05/22/26	180,819

TOTAL						$396,156

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/21/26	$(31,000,000)	$(29,898,440)
Government National Mortgage Association	3.000	TBA - 30yr	04/21/26	(25,000,000)	(22,294,325)
Government National Mortgage Association	5.000	TBA - 30yr	04/21/26	(18,000,000)	(17,811,354)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/13/26	(30,000,000)	(29,569,923)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/13/26	(41,000,000)	(32,952,147)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	05/13/26	(29,000,000)	(27,936,289)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	04/13/26	(8,000,000)	(8,273,750)

(PROCEEDS RECEIVED: $ (171,199,434))					$(168,736,228)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1	06/26/26	$ 116,199	$ (6,223)
2 Year U.S. Treasury Notes	1,346	06/30/26	279,221,390	(1,714,061)
20 Year U.S. Treasury Bonds	545	06/18/26	62,061,875	(1,145,814)
5 Year U.S. Treasury Notes	2,105	06/30/26	227,718,243	(2,053,249)
Euro-Schatz	440	06/08/26	53,781,711	(286,320)
ICE 3M Sonia Bonds	425	03/16/27	134,500,970	(1,200,875)
Ultra Long U.S. Treasury Bonds	1,165	06/18/26	135,795,312	(3,909,581)

Total				$(10,316,123)

Short position contracts:
10 Year U.S. Treasury Notes	(496)	06/18/26	(55,079,250)	152,089
Ultra 10-Year U.S. Treasury Notes	(190)	06/18/26	(21,567,969)	269,599

Total				$ 421,688

TOTAL FUTURES CONTRACTS				$ (9,894,435)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$27,670	$160,452	$10,729	$149,723
1.250(b)	12M JYOR(b)	12/15/27	JPY	18,597,610	285,073	40,739	244,334
3.175(c)	12M SOFR(c)	03/15/28		$78,470	542,479	32,762	509,717
2.500(d)	12M CDOR(d)	06/17/28	CAD	5,990	25,637	2,980	22,657
2.750(d)	12M CDOR(d)	06/17/28	CAD	12,060	9,749	32,761	(23,012)

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.000%(c)	12M GBP(c)	06/17/28	GBP	5,300	$30,052	$(42,816)	$72,868
3.000(c)	12M SOFR(c)	06/17/28		$59,530	673,612	421,983	251,629
3.250(c)	12M SOFR(c)	06/17/28		12,930	84,374	43,071	41,303
3M LIBOR(c)	3.000%(c)	06/17/28		6,410	(72,532)	(23,439)	(49,093)
12M GBP(c)	3.750(c)	06/17/28	GBP	52,080	(617,827)	(245,651)	(372,176)
4.500(e)	3M AUDOR(e)	06/17/28	AUD	20,830	49,739	757	48,982
2.250(d)	6M EURO(d)	06/17/28	EUR	16,640	237,234	(9,307)	246,541
2.500(d)	6M EURO(d)	06/17/28	EUR	7,890	68,709	(8,087)	76,796
2.000(c)	6M EURO(c)	06/17/28	EUR	190	2,618	3,346	(728)
12M EURO(b)	2.000(b)	09/10/28	EUR	324,950	(2,118,914)	(242,757)	(1,876,157)
2.500(d)	6M EURO(d)	09/10/28	EUR	324,950	1,316,683	(734,666)	2,051,349
12M JYOR(c)	1.771(c)	01/26/30	JPY	609,670	(12,025)	(16,615)	4,590
3.298(c)	12M SOFR(c)	08/31/30		$60,940	689,755	325,194	364,561
1.250(c)	12M JYOR(c)	06/17/31	JPY	25,932,000	4,340,752	2,997,548	1,343,204
6M EURO(d)	2.500(d)	06/17/31	EUR	38,080	(836,998)	(151,771)	(685,227)
3M NZDOR(e)	3.750(e)	06/17/31	NZD	57,590	(439,565)	(63,735)	(375,830)
12M GBP(c)	4.000(c)	06/17/31	GBP	17,710	(184,965)	153,597	(338,562)
6M AUDOR(d)	4.750(d)	06/17/31	AUD	47,510	(200,912)	(41,310)	(159,602)
12M SOFR(c)	3.379(c)	08/31/31		$39,530	(448,914)	(95,281)	(353,633)
2.000(c)	12M JYOR(c)	01/11/33	JPY	2,086,789	74,973	(232,349)	307,322
3.407(c)	12M SOFR(c)	01/31/33		$51,560	902,816	7,252	895,564
12M CHFOR(c)	0.500(c)	06/17/36	CHF	6,060	(54,676)	(93,753)	39,077
12M JYOR(c)	1.500(c)	06/17/36	JPY	1,944,000	(774,566)	(693,546)	(81,020)
4.250(c)	12M GBP(c)	06/17/36	GBP	7,090	127,028	45,990	81,038
3.750(c)	12M SOFR(c)	06/17/36		$13,630	146,564	(213,810)	360,374
12M CDOR(d)	3.250(d)	06/17/36	CAD	6,990	(1,304)	107,552	(108,856)
2.750(e)	3M STIBOR(e)	06/17/36	SEK	86,120	266,069	224,931	41,138
3M NZDOR(e)	4.000(e)	06/17/36	NZD	9,650	(170,528)	(84,262)	(86,266)
6M NIBOR(d)	4.250(d)	06/17/36	NOK	46,220	(67,770)	(51,978)	(15,792)
6M AUDOR(d)	5.000(d)	06/17/36	AUD	14,710	(43,648)	124,981	(168,629)
2.750(d)	6M EURO(d)	06/17/36	EUR	45,020	1,511,631	327,450	1,184,181
3.805(c)	12M SOFR(c)	08/31/36		$21,910	159,211	(275,306)	434,517
12M JYOR(c)	2.160(c)	08/02/44	JPY	3,373,209	(1,115,664)	(2,085,939)	970,275
12M JYOR(c)	2.500(c)	06/17/56	JPY	389,500	(267,049)	(173,976)	(93,073)
3.000(d)	6M EURO(d)	06/17/56	EUR	2,010	47,443	13,984	33,459

TOTAL					$4,324,796	$(662,747)	$ 4,987,543

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.

(b)	Payments made at maturity.

(c)	Payments made annually.

(d)	Payments made semi-annually.

(e)	Payments made quarterly.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.751%	MS & Co. Int. PLC	12/15/56	$8,500	$(122,568)	$(105,946)	$(16,622)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Ind 43	1.000%	0.482%	12/20/29	$ 90,400	$ 1,655,743	$1,478,688	$177,055
CDX.NA.IG Ind 44	1.000	0.538	06/20/30	73,900	1,351,368	1,199,981	151,387
CDX.NA.IG Ind 45	1.000	0.588	12/20/30	105,007	1,893,047	2,007,090	(114,043)
Republic of Chile, 3.240%, 2/06/28	1.000	0.632	06/20/31	5,440	96,518	111,354	(14,836)
Republic of Peru, 8.750%, 11/21/33	1.000	0.871	06/20/31	5,160	33,025	44,267	(11,242)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.911	06/20/31	5,150	23,209	17,366	5,843

TOTAL					$ 5,052,910	$4,858,746	$194,164

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2M IRS	Barclays Bank PLC	4.002%	06/30/2026	38,760,000	GBP	38,760,000	$ 72,240	$ 62,076	$ 10,164
6M IRS	Barclays Bank PLC	3.400	05/14/2026	15,240,000	GBP	15,240,000	5,336	48,042	(42,706)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	8,300,000	EUR	8,300,000	210	105,033	(104,823)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	8,390,000	EUR	8,390,000	11,189	126,107	(114,918)
9M IRS	BNP Paribas SA	2.250	04/29/2026	4,870,000	EUR	4,870,000	328	32,879	(32,551)
2Y IRS	Citibank NA	1.771	01/24/2028	4,284,999,999	JPY	4,284,999,999	116,404	162,946	(46,542)

				4,360,559,999			$ 205,707	$ 537,083	$(331,376)

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
2Y IRS	Citibank NA	1.771%	01/24/2028	4,284,999,999	JPY	4,284,999,999	$ 200,967	$ 162,945	$ 38,022

Total purchased option contracts				8,645,559,998			$ 406,674	$ 700,028	$(293,354)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(9,120,000)	EUR	(9,120,000)	(5)	(50,647)	50,642
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(6,370,000)		$ (6,370,000)	(56,831)	(59,878)	3,047
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(3,550,000)	GBP	(3,550,000)	(5,983)	(48,048)	42,065
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)	EUR	(2,470,000)	(5,002)	(126,195)	121,193
9M IRS	BNP Paribas SA	2.586	04/29/2026	(1,130,000)	EUR	(1,130,000)	(569)	(32,942)	32,373
9M IRS	BNP Paribas SA	2.400	05/11/2026	(2,522,993)	EUR	(2,522,993)	(288)	(33,094)	32,806
1M IRS	BofA Securities LLC	2.970	04/16/2026	(8,800,000)	EUR	(8,800,000)	(26,010)	(69,621)	43,611
1M IRS	Deutsche Bank AG
	(London)	3.870	04/23/2026	(6,370,000)		$(6,370,000)	(47,128)	(53,030)	5,902
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(9,510,000)		$(9,510,000)	(27,664)	(69,091)	41,427
1M IRS	UBS AG (London)	3.117	04/27/2026	(5,860,000)	EUR	(5,860,000)	(68,552)	(59,416)	(9,136)

				(55,702,993)			$(238,032)	$ (601,962)	$363,930

Puts
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(9,120,000)	EUR	(9,120,000)	(294,985)	(50,648)	(244,337)
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(6,370,000)		$(6,370,000)	(51,482)	(59,878)	8,396
2M IRS	Barclays Bank PLC	4.900	06/30/2026	(38,760,000)	GBP	(38,760,000)	(57,678)	(62,076)	4,398
1M IRS	BofA Securities LLC	2.970	04/16/2026	(8,800,000)	EUR	(8,800,000)	(112,366)	(69,620)	(42,746)
1M IRS	Deutsche Bank AG
	(London)	3.870	04/23/2026	(6,370,000)		$(6,370,000)	(47,979)	(53,030)	5,051
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(9,510,000)		$(9,510,000)	(122,719)	(69,090)	(53,629)
1M IRS	UBS AG (London)	3.117	04/27/2026	(5,860,000)	EUR	(5,860,000)	(41,966)	(59,417)	17,451

				(84,790,000)			$(729,175)	$ (423,759)	$(305,416)

Total written option contracts				(140,492,993)			$(967,207)	$(1,025,721)	$ 58,514

TOTAL				8,505,067,005			$(560,533)	$ (325,693)	$(234,840)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC —Bank of America Securities LLC
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
LIBOR	—London Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 50.3%

Collateralized Mortgage Obligations – 6.1%

Interest Only – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY
(-1X 1 mo. USD Term SOFR + 5.986%)
$2,739,304	2.313	%(a)(b)	05/15/45	$290,932
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,390,411	4.000	(c)	09/25/50	281,244
Federal National Mortgage Association REMICS Series 2011-100,
Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,642,433	2.674	(a)(b)	10/25/41	167,159
Federal National Mortgage Association REMICS Series 2012-88,
Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,429,194	2.894	(a)(b)	07/25/42	130,700
Federal National Mortgage Association REMICS Series 2017-104,
Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
693,596	2.374	(a)(b)	01/25/48	79,124
Government National Mortgage Association REMICS Series 2010-35,
Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,132,999	1.891	(a)(b)(d)	03/20/40	169,788
Government National Mortgage Association REMICS Series 2013-
103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
2,659,566	2.361	(a)(b)(d)	07/20/43	264,011
Government National Mortgage Association REMICS Series 2013- 117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
2,793,547	2.361	(a)(b)(d)	04/20/43	182,336
Government National Mortgage Association REMICS Series 2014-11, Class NI
241,263	4.500	(c)(d)	12/16/42	3,340
Government National Mortgage Association REMICS Series 2014-
132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
2,354,414	2.311	(a)(b)(d)	10/20/43	108,213
Government National Mortgage Association REMICS Series 2014- 180, Class PI
1,919,983	4.000	(c)(d)	08/20/44	241,012
Government National Mortgage Association REMICS Series 2015-
133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
964,456	1.911	(a)(b)(d)	09/20/45	88,428
Government National Mortgage Association REMICS Series 2015-
133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,258,155	1.911	(a)(b)(d)	09/20/45	115,712
Government National Mortgage Association REMICS Series 2015- 129, Class IC
740,802	4.500	(c)(d)	09/16/45	137,579
Government National Mortgage Association REMICS Series 2015-
111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
2,676,898	2.411	(a)(b)(d)	08/20/45	310,510
Government National Mortgage Association REMICS Series 2015- 144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,206,569	1.911	(a)(b)(d)	10/20/45	260,405
Government National Mortgage Association REMICS Series 2015-
126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
1,725,870	2.411	(a)(b)(d)	09/20/45	200,194
Government National Mortgage Association REMICS Series 2016-6,
Class S (-1X 1 mo. USD Term SOFR + 5.536%)
3,959,612	1.861	(a)(b)(d)	01/20/46	308,722
Government National Mortgage Association REMICS Series 2017- 112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
784,804	1.871	(a)(b)(d)	07/20/47	73,335

Principal Amount	Interest Rate		Maturity Date	Value

	Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
$856,777	1.911	%(a)(b)(d)	01/20/48	$82,926
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,270,304	2.411(a)(b)(d)		05/20/48	146,256
Government National Mortgage Association REMICS Series 2018- 124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,127,751	2.411(a)(b)(d)		09/20/48	131,292
Government National Mortgage Association REMICS Series 2018- 122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
539,817	2.411(a)(b)(d)		09/20/48	61,902
Government National Mortgage Association REMICS Series 2018- 139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
791,323	2.361(a)(b)(d)		10/20/48	89,175
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
315,436	2.261(a)(b)(d)		01/20/49	34,134
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
897,836	2.261(a)(b)(d)		01/20/49	97,631
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
551,998	2.311(a)(b)(d)		06/20/49	61,597
Government National Mortgage Association REMICS Series 2019- 151, Class NI
1,920,609	3.500(c)(d)		10/20/49	331,306
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,388,137	2.261(a)(b)(d)		02/20/50	272,649
Government National Mortgage Association REMICS Series 2020-78, Class DI
2,696,142	4.000(c)(d)		06/20/50	577,184
Government National Mortgage Association REMICS Series 2020- 146, Class IM
1,013,937	2.500(c)(d)		10/20/50	149,049

				5,447,845

Regular Floater(b) –0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
86,305	4.157		03/15/41	86,273
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
86,169	4.137		10/15/36	85,520
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
59,094	4.187		12/15/36	58,660
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
100,396	4.387(d)		09/15/37	100,477
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
29,754	4.637		06/15/39	29,976
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
2,017,906	5.112(d)(e)		10/25/44	2,016,239

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

	Mortgage-Backed Obligations – (continued)

Regular Floater(b) – (continued)
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
$182,752	4.176%		06/25/36 $	182,160
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
209,993	4.176		08/25/36	209,327
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
200,553	4.176		08/25/36	199,859
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
72,505	4.226		08/25/37	72,374
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
27,290	4.876		10/25/39	27,786

				3,068,651

Sequential Fixed Rate(d) –1.7% BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
2,682,200	5.459	(e)(f)	07/25/65	2,690,534
COLT Mortgage Loan Trust Series 2025-8, Class A1
4,525,205	5.480	(e)(f)	08/25/70	4,538,616
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
5,375,000	5.466	(e)(f)	04/25/71	5,375,984
JP Morgan Mortgage Trust Series 2025-VIS3, Class A1A
3,354,279	5.062	(e)(f)	02/25/66	3,342,068
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
3,849,905	4.879	(e)(f)	05/25/66	3,833,285
RALI Trust Series 2006-QS6, Class 1A13
257,695	6.000		06/25/36	211,498
RALI Trust Series 2006-QS9, Class 1A11
440,642	6.500		07/25/36	357,777
RALI Trust Series 2006-QS2, Class 1A9
161,727	5.500		02/25/36	131,970
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	439,594
RFMSI Trust Series 2007-S9, Class 1A1
1,274,796	6.000		10/25/37	581,196
Verus Securitization Trust Series 2021-7, Class A1
4,535,052	2.829	(e)(f)	10/25/66	4,178,736
Verus Securitization Trust Series 2025-1, Class A1A
3,031,536	5.620	(e)(f)	01/25/70	3,046,979

				28,728,237

Sequential Floating Rate(b)(d) –3.9%
Angel Oak Mortgage Trust Series 2021-4, Class A1
2,667,502	1.035	(e)	01/20/65	2,274,581
Angel Oak Mortgage Trust Series 2021-3, Class A1
340,760	1.068	(e)	05/25/66	295,420
Angel Oak Mortgage Trust Series 2021-6, Class A1
282,622	1.458	(e)	09/25/66	238,954
Angel Oak Mortgage Trust Series 2020-4, Class A3
346,601	2.805	(e)	06/25/65	338,383
Angel Oak Mortgage Trust Series 2020-2, Class M1
1,054,000	4.500	(e)	01/26/65	999,253
Angel Oak Mortgage Trust Series 2019-6, Class B1
2,380,000	3.941	(e)	11/25/59	2,293,835

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – (continued)
Banc of America Funding Trust Series 2007-2, Class 2A1
$3,913	4.929%		03/25/37	$3,853
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,518,942	4.293		08/25/37	961,209
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
205,511	4.293		07/25/35	133,056
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
219,107	4.593		12/25/35	185,480
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
224,183	4.193		08/25/37	139,107
CSMC Trust Series 2022-NQM1, Class A1
1,648,823	3.265	(e)	11/25/66	1,508,751
CSMC Trust Series 2021-NQM6, Class A3
1,939,987	1.585	(e)	07/25/66	1,675,761
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(e)	02/25/50	597,462
Ellington Financial Mortgage Trust Series 2022-1, Class A1
2,840,394	2.206	(e)	01/25/67	2,499,633
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	9.312	(e)	12/25/50	681,111
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
1,093,750	4.762	(e)	05/25/45	1,093,747
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
286,869	5.826	(e)	04/25/49	289,823
Federal National Mortgage Association Connecticut Avenue Securities
Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	6.662	(e)	04/25/42	282,479
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	7.212	(e)	10/25/43	2,266,312
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,350,000	5.462	(e)	01/25/44	1,355,831
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
712,268	4.812	(e)	03/25/44	711,934
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
3,200,000	5.312	(e)	05/25/44	3,197,501
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
900,000	5.612	(e)	03/25/44	905,112

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(d) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
$2,275,000	6.462	%(e)	03/25/44	$2,326,798
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
1,990,440	5.262	(e)	09/25/44	1,986,625
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
1,400,000	5.712	(e)	09/25/44	1,399,551
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
2,172,000	5.362	(e)	01/25/45	2,155,375
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01, Class 2M2 (1 mo. USD Term SOFR + 1.350%)
2,550,000	5.012	(e)	01/25/46	2,539,001
GCAT Trust Series 2020-NQM2, Class M1
1,625,000	3.589	(e)	04/25/65	1,496,814
GCAT Trust Series 2021-NQM5, Class A2
3,635,207	1.417	(e)	07/25/66	3,067,732
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
2,767,871	2.447	(a)	05/20/53	170,327
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,098,458	2.520	(e)	05/25/52	931,154
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
371,504	3.514	(e)	07/25/52	331,427
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,233,844	5.000	(e)	07/25/53	1,209,312
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,185,393	5.990	(e)	07/25/64	1,191,204
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,796,214	3.000	(e)	05/25/54	1,639,704
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,329,490	6.192	(e)	07/25/64	1,335,894
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
540,365	5.250	(e)	11/25/63	538,409
JP Morgan Mortgage Trust Series 2024-1, Class A4
389,992	6.000	(e)	06/25/54	390,830
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(e)	01/26/65	726,867
Mill City Mortgage Loan Trust Series 2017-2, Class A3
206,082	3.250	(e)	07/25/59	202,498
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(e)	11/25/61	393,589
OBX Trust Series 2022-J2, Class A1
889,688	3.500	(e)	08/25/52	801,588
OBX Trust Series 2022-NQM1, Class A1
1,269,775	2.305	(e)	11/25/61	1,141,010
PRKCM Trust Series 2021-AFC2, Class A1
1,648,467	2.071	(e)	11/25/56	1,459,975
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
51,132	4.203		09/25/46	50,266

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(d) – (continued)
Residential Mortgage Loan Trust Series 2020-2, Class A3
$150,495	2.911	%(e)	05/25/60	$147,171
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(e)	04/25/60	1,834,269
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(e)	01/25/60	508,784
Verus Securitization Trust Series 2021-6, Class A1
249,923	1.630	(e)	10/25/66	218,849
Verus Securitization Trust Series 2021-4, Class A1
4,064,213	0.938	(e)	07/25/66	3,440,851
Verus Securitization Trust Series 2021-8, Class A1
619,788	2.824	(e)	11/25/66	564,545
Verus Securitization Trust Series 2021-7, Class A2
2,055,388	2.137	(e)	10/25/66	1,829,732
Verus Securitization Trust Series 2022-1, Class A3
944,392	3.288	(e)	01/25/67	862,684
Verus Securitization Trust Series 2025-1, Class A1
2,273,656	5.620	(e)	01/25/70	2,284,363
Visio Trust Series 2020-1, Class M1
500,000	4.450	(e)	08/25/55	482,296
				64,588,082

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				101,832,815

Commercial Mortgage-Backed Securities – 12.1%
Regular Floater(b)(e) –0.4%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,800,000	5.165%		11/15/41	$1,800,223
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
4,425,000	5.805		11/15/29	4,415,577
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
1,250,000	6.603		11/15/29	1,251,323

				7,467,123

Sequential Fixed Rate – 2.7%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
2,300,000	3.901	(e)	08/10/35	2,200,011
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(d)	12/15/64	927,533
Bank Series 2023-BNK45, Class A5
725,000	5.203	(d)	02/15/56	735,042
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(d)	05/15/62	1,443,236
Bank Series 2025-BNK51, Class A5
1,500,000	5.290	(d)	12/25/67	1,523,818
Bank5 Series 2024-5YR11, Class AS
675,000	6.139	(d)	11/15/57	697,918
Bank5 Series 2025-5YR19, Class AS
5,000,000	5.611	(d)	12/15/58	5,107,518
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(d)	07/15/56	1,629,499
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(d)	05/15/52	789,082

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
BBCMS Mortgage Trust Series 2024-5C27, Class A3
$1,375,000	6.014	%(d)	07/15/57	$1,427,608
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(b)(d)	03/15/55	1,028,905
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(d)	12/17/53	885,534
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(d)	03/15/54	1,188,461
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(d)	01/15/54	926,213
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(d)(e)	02/15/57	1,207,340
BWAY Mortgage Trust Series 2013-1515, Class A2
1,642,595	3.454	(d)(e)	03/10/33	1,578,877
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(d)(e)	09/15/50	712,164
COMM Mortgage Trust Series 2024-277P, Class A
2,500,000	6.338	(e)	08/10/44	2,606,644
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(e)	11/13/39	1,521,794
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(e)	05/10/41	1,436,589
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,400,000	3.598	(d)(e)	06/05/39	1,293,412
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,900,000	6.234	(e)	06/05/42	1,963,841
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,255,513	6.890	(d)	12/15/56	1,304,431
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(e)	11/13/41	3,965,787
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(e)	11/13/41	2,443,057
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(e)	07/15/41	2,669,139
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(d)(e)	01/15/60	719,825
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(d)	04/15/54	1,351,538

				45,284,816

Sequential Floating Rate – 9.0%
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR + 1.743%)
3,450,000	5.416	(b)(e)	06/15/40	3,450,724
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(d)	11/15/64	534,155
Bank Series 2021-BN31, Class AS
2,950,000	2.211	(b)(d)	02/15/54	2,527,478
Bank Series 2021-BN33, Class AS
1,470,000	2.792	(d)	05/15/64	1,282,589
Bank Series 2025-BNK51, Class B
3,050,000	5.895	(b)(d)	12/25/67	3,076,377
Bank5 Series 2024-5YR8, Class C
300,000	6.775	(b)(d)	08/15/57	307,271
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(d)	08/15/57	1,191,863

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Bank5 Series 2024-5YR10, Class AS
$500,000	5.637	%(d)	10/15/57	$509,902
Bank5 Series 2025-5YR17, Class C
3,052,000	5.894	(b)(d)	11/15/58	3,043,184
Bank5 Series 2025-5YR16, Class AS
3,050,000	5.751	(b)(d)	08/15/63	3,122,887
Bank5 Series 2026-5YR21, Class C
1,250,000	6.160	(b)(d)	04/15/59	1,239,019
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	4.592	(b)(e)	03/15/37	2,465,264
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	4.841	(b)(e)	03/15/37	693,750
BBCMS Mortgage Trust Series 2025-5C36, Class AS
2,550,000	5.835	(b)(d)	08/15/58	2,616,684
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002	(b)	01/15/55	1,605,338
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
3,500,000	4.674	(b)(e)	10/10/42	3,471,367
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,950,000	5.451	(b)(e)	10/10/42	1,947,218
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
4,000,000	5.473	(b)(e)	11/15/42	3,988,410
BFLD Commercial Mortgage Trust Series 2025-660F, Class D (1 mo. USD Term SOFR + 2.750%)
5,000,000	6.423	(b)(e)	11/15/42	4,979,866
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,250,000	5.573	(b)(e)	06/15/42	2,244,383
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.810	(b)	07/15/54	1,366,438
BPR Trust Series 2024-PMDW, Class A
850,000	5.358	(b)(e)	11/05/41	860,311
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
2,400,000	5.011	(b)(e)	06/15/44	2,441,161
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
748,825	5.064	(b)(e)	03/15/41	748,865
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
953,976	5.364	(b)(e)	08/15/41	953,557
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.050	(b)(e)	11/13/46	991,519
BX Commercial Mortgage Trust Series 2025-BCAT, Class C (1 mo. USD Term SOFR + 1.900%)
766,628	5.573	(b)(e)	08/15/42	764,860
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
3,325,000	5.073	(b)(e)	02/15/43	3,321,572
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	5.315	(b)(e)	02/15/41	1,419,731
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,888,899	5.514	(b)(e)	04/15/41	1,887,817

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
$1,625,888	6.213	%(b)(e)	04/15/41	$1,625,464
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,659,227	4.816	(b)(e)	03/15/30	1,650,482
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
2,450,000	5.073	(b)(e)	06/15/35	2,445,435
BX Trust Series 2025-DELC, Class A (1 mo. USD Term SOFR + 1.550%)
1,750,000	5.223	(b)(e)	12/15/42	1,747,259
BX Trust Series 2025-ARIA, Class A
3,700,000	5.031	(b)(e)	12/13/42	3,720,383
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(d)	08/15/51	1,722,378
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.764	(b)(e)	11/10/41	1,670,073
DBC Mortgage Trust Series 2025-DBC, Class B (1 mo. USD Term SOFR + 1.600%)
1,950,000	5.273	(b)(d)(e)	11/15/42	1,945,393
Durst Commercial Mortgage Trust Series 2025-151, Class A
2,800,000	4.802	(b)(e)	08/10/42	2,823,249
Durst Commercial Mortgage Trust Series 2025-151, Class B
5,850,000	5.210	(b)(e)	08/10/42	5,898,268
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,250,000	5.436	(b)(e)	08/10/42	1,256,255
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
1,070,000	5.952	(b)(e)	01/13/40	1,097,197
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
900,000	6.340	(b)(e)	01/13/40	924,065
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
4,225,000	5.467	(b)(e)	01/13/40	4,326,608
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class A
2,900,000	5.292	(b)(e)	07/13/42	2,941,300
IRV Trust Series 2025-200P, Class A
3,100,000	5.295	(b)(d)(e)	03/14/47	3,126,112
IRV Trust Series 2025-200P, Class D
950,000	6.166	(b)(d)(e)	03/14/47	951,476
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,150,612	5.029	(b)(e)	04/15/37	1,130,558
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,450,000	5.797	(b)(e)	10/05/39	1,463,280
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class C
1,150,000	5.797	(b)(e)	10/05/39	1,146,254
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
1,950,000	5.563	(b)(e)	08/15/41	1,947,027
KRE Commercial Mortgage Trust Series 2025-AIP4, Class B (1 mo. USD Term SOFR + 1.600%)
4,204,688	5.273	(b)(e)	03/15/42	4,178,707
LBTY Commercial Mortgage Trust Series 2026-225L, Class D
4,100,000	5.709	(b)(e)	02/10/43	4,010,368
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	4.874	(b)(d)(e)	10/13/33	1,345,745

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
$3,700,000	5.935	%(b)(e)	10/15/42	$3,719,767
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
550,000	3.791	(b)(d)	04/15/55	512,178
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,050,000	5.928	(b)(e)	02/10/47	1,077,172
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,300,000	6.161	(b)(e)	07/13/42	1,292,591
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,550,000	5.416	(b)(e)	10/15/40	1,550,133
NYC Commercial Mortgage Trust Series 2025-11X, Class C (1 mo. USD Term SOFR + 2.442%)
2,900,000	6.115	(b)(e)	10/15/40	2,901,332
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
2,300,000	5.766	(b)(e)	10/15/40	2,300,718
NYC Trust Series 2025-77C, Class A
4,500,000	4.790	(b)(e)	01/10/36	4,468,161
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,557,449	4.738	(b)(e)	01/15/36	1,502,988
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,500,000	5.344	(e)	08/10/42	2,537,705
PENN Commercial Mortgage Trust Series 2025-P11, Class B
1,000,000	5.927	(e)	08/10/42	1,024,348
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D (1 mo. USD Term SOFR + 3.091%)
800,000	6.763	(b)(e)	04/15/42	793,002
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,750,000	4.698	(b)(e)	10/13/39	2,726,220
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	5.471	(b)(e)	10/13/39	1,332,311
WB Commercial Mortgage Trust Series 2024-HQ, Class B
2,425,000	5.992	(b)(e)	03/15/40	2,423,783
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	4.954	(b)(e)	07/15/35	1,756,758
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.360	(b)(e)	07/15/35	1,102,871
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class B
1,600,000	5.136	(b)(e)	03/10/41	1,576,542
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
1,650,000	4.993	(b)(e)	07/15/40	1,678,500

				150,423,976

TOTAL COMMERCIAL MORTGAGE - BACKED SECURITIES				$203,175,915

Federal Agencies – 32.1%
Federal Home Loan Mortgage Corp. – 0.0%
$2,346	5.000%		01/01/33	$2,384
189	5.000		03/01/33	193
2,835	5.000		04/01/33	2,887
329	5.000		05/01/33	335
1,060	5.000		06/01/33	1,079
6,755	5.000		07/01/33	6,880
10,346	5.000		08/01/33	10,532
1,096	5.000		09/01/33	1,114

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$2,569	5.000%	10/01/33	$2,616
4,726	5.000	11/01/33	4,814
2,062	5.000	12/01/33	2,100
1,997	5.000	01/01/34	2,034
6,531	5.000	02/01/34	6,651
3,914	5.000	03/01/34	3,985
4,902	5.000	04/01/34	4,993
6,694	5.000	05/01/34	6,817
118,621	5.000	06/01/34	120,808
2,528	5.000	11/01/34	2,575
26,681	5.000	04/01/35	27,173
7	5.000	11/01/35	7

			209,977

Government National Mortgage Association – 7.6%
6,205,516	4.500	12/20/48	6,103,589
2,282,409	5.000	12/20/48	2,302,241
3,584,410	4.500	01/20/49	3,525,535
1,453,700	2.500	10/20/51	1,253,376
1,816,907	2.500	11/20/51	1,564,261
2,481,003	2.500	12/20/51	2,138,719
8,000,000	2.000	TBA-30yr(g)	6,590,687
15,000,000	4.500	TBA-30yr(g)	14,466,987
3,000,000	2.500	TBA-30yr(g)	2,575,494
10,000,000	4.000	TBA-30yr(g)	9,355,859
43,000,000	5.000	TBA-30yr(g)	42,462,001
35,000,000	6.000	TBA-30yr(g)	35,576,954

			127,915,703

Uniform Mortgage-Backed Security – 24.5%
11,003	4.500	08/01/37	11,031
2,349	4.500	04/01/39	2,342
3,668	4.000	08/01/39	3,581
1,700	4.000	09/01/39	1,660
12,344	4.500	10/01/39	12,318
1,774	4.500	05/01/41	1,765
6,932	4.500	06/01/41	6,900
7,708	4.500	08/01/41	7,664
2,036	4.500	10/01/41	2,026
551	4.500	11/01/42	548
8,923	4.500	12/01/43	8,866
349,012	4.500	11/01/48	340,294
64,018	4.500	01/01/49	62,476
299,822	4.500	06/01/49	292,333
320,843	4.500	08/01/49	313,017
94,379	4.500	01/01/50	92,274
5,089,393	6.000	01/01/53	5,241,529
1,511,689	5.500	04/01/53	1,537,557
2,159,101	6.000	04/01/53	2,236,499
1,904,502	6.000	12/01/54	1,955,927
41,000,000	2.500	TBA-30yr(g)	34,465,625
10,000,000	3.000	TBA-30yr(g)	8,788,281
138,000,000	5.500	TBA-30yr(g)	138,576,799
46,000,000	6.000	TBA-30yr(g)	46,873,282

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$161,000,000	7.000%	TBA-30yr(g)	$169,276,398

			410,110,992

TOTAL FEDERAL AGENCIES			$538,236,672

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $843,671,667)			$843,245,402

Asset-Backed Securities – 19.6%

Automotive(d) –0.5%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
$340,060	4.670%	08/15/28	$340,402
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
1,950,000	4.780	07/16/29	1,956,842
GM Financial Revolving Receivables Trust Series 2024-1, Class A (e)
1,550,000	4.980	12/11/36	1,579,149
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
1,463,927	4.740	01/16/29	1,466,688
Tesla Auto Lease Trust Series 2024-A, Class A3 (e)
238,449	5.300	06/21/27	238,866
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
1,058,521	4.710	02/15/28	1,061,157
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A (e)
1,818,513	4.660	09/15/28	1,821,638

			8,464,742

Collateralized Loan Obligations – 17.9%
1988 CLO 3 Ltd. Series 2023-3A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.250%)
2,500,000	4.922	10/15/38	2,486,290
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(d)(e) (3 mo. USD Term SOFR + 2.600%)
2,100,000	6.272	04/15/37	2,100,000
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(d)(e) (3 mo. USD Term SOFR + 4.250%)
2,700,000	7.922	04/15/37	2,700,000
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(d)(e) (3 mo. USD Term SOFR + 3.300%)
1,900,000	6.972	07/15/37	1,893,350
1988 CLO 6 Ltd. Series 2025-6A, Class E(b)(d)(e) (3 mo. USD TermSOFR + 4.900%)
2,100,000	8.572	04/15/38	2,015,773
AGL CLO 23 Ltd. Series 2022-23A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.150%)
9,000,000	4.818	04/20/38	8,959,887
AGL CLO 42 Ltd. Series 2025-42A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.300%)
6,175,000	4.969	07/22/38	6,176,235
AMMC CLO 32 Ltd. Series 2025-32A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
4,825,000	5.028	10/17/38	4,829,912
Apidos CLO XXIII Series 2015-23A, Class ARR(b)(d)(e) (3 mo. USD Term SOFR + 1.050%)
1,906,266	4.722	04/15/33	1,905,385

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
ARES LI CLO Ltd. Series 2019-51A, Class A1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
	$2,590,000	5.032%	10/15/37	$2,590,148
ARES LXV CLO Ltd. Series 2022-65A, Class DR(b)(d)(e) (3 mo. USD Term SOFR + 2.950%)
	3,200,000	6.618	07/25/34	3,092,931
Arini European CLO IX DAC Series 9A, Class B(b)(d)(e) (-1X 3 mo. EUR EURIBOR + 2.000%)
EUR	1,200,000	0.000	04/15/40	1,387,020
Arini European CLO VII DAC Series 7A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.800%)
	2,100,000	3.895	01/15/39	2,415,562
Arini European CLO VII DAC Series 7A, Class D(b)(d)(e) (3 mo. EUR EURIBOR + 2.850%)
	2,300,000	4.945	01/15/39	2,636,207
Bain Capital Credit CLO Ltd. Series 2025-5A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 5.000%)
	$1,600,000	8.625	01/19/39	1,518,517
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR3(b)(d)(e) (3 mo. USD Term SOFR + 2.700%)
	4,780,000	6.364	04/19/34	4,587,973
Bain Capital Credit CLO Ltd. Series 2023-1A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.400%)
	5,875,000	5.071	07/16/38	5,877,303
Bain Capital Credit CLO Ltd. Series 2026-2A, Class D1(b)(d)(e) (-1X 3 mo. USD Term SOFR + 3.250%)
	5,000,000	0.000	04/26/39	5,000,000
BBAM U.S. CLO V Ltd. Series 2025-5A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
	6,025,000	5.028	07/25/38	6,038,520
BBAM U.S. CLO V Ltd. Series 2025-5A, Class B(b)(d)(e) (3 mo. USD Term SOFR + 1.800%)
	4,150,000	5.468	07/25/38	4,153,598
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.350%)
	4,000,000	5.018	10/20/37	4,003,964
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	9.768	04/25/37	971,948
BlackRock European CLO XII DAC Series 12A, Class BR(b)(d)(e) (3 mo. EUR EURIBOR + 2.000%)
EUR	1,500,000	4.030	01/25/38	1,725,351
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(d) (3 mo. EUR EURIBOR + 3.000%)
	800,000	5.016	04/15/35	917,562
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 6.000%)
	$625,000	9.668	07/20/37	589,046
Carlyle U.S. CLO Ltd. Series 2024-6A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	4,175,000	5.008	10/25/37	4,177,555
CBAM Ltd. Series 2018-5A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	9,225,000	5.452	10/17/38	9,227,112
CBAMR Ltd. Series 2021-14A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.280%)
	5,230,000	4.948	10/20/38	5,227,191

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
CBAMR Ltd. Series 2019-9A, Class DR(b)(d)(e) (3 mo. USD Term SOFR + 4.150%)
	$2,425,000	7.822%	07/15/37	$2,427,803
Cedar Funding IV CLO Ltd. Series 2014-4A, Class AR3(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	5,200,000	5.011	01/23/38	5,201,851
CIFC Funding Ltd. Series 2021-6A, Class C(b)(d)(e) (3 mo. USD Term SOFR + 2.312%)
	3,000,000	5.984	10/15/34	2,999,922
CIFC Funding Ltd. Series 2020-4A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.300%)
	4,250,000	4.972	01/15/40	4,253,787
Crown City CLO IV Series 2022-4A, Class C1R(b)(d)(e) (3 mo. USD Term SOFR + 4.500%)
	1,300,000	8.168	04/20/37	1,300,892
Crown City CLO V Series 2023-5A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.600%)
	1,700,000	5.268	04/20/37	1,700,156
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b)(d)(e) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,600,000	3.691	05/26/38	1,832,489
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.700%)
	1,800,000	3.726	04/20/38	2,060,254
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class ARR(b)(d)(e) (3 mo. USD Term SOFR + 1.230%)
	$1,475,000	4.898	01/15/39	1,472,492
Elmwood CLO 21 Ltd. Series 2022-8A, Class D1R2(b)(d)(e) (3 mo. USD Term SOFR + 2.600%)
	3,600,000	6.272	10/15/38	3,555,104
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(d)(e) (3 mo. USD Term SOFR + 1.700%)
	1,325,000	5.368	04/20/37	1,320,820
Elmwood CLO 30 Ltd. Series 2024-6A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.430%)
	5,500,000	5.098	07/17/37	5,507,150
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	6,650,000	5.008	10/18/37	6,654,542
Elmwood CLO IV Ltd. Series 2020-1A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.460%)
	6,400,000	5.128	04/18/37	6,400,410
Elmwood CLO X Ltd. Series 2021-3A, Class AR2(b)(d)(e) (3 mo. USD Term SOFR + 1.300%)
	6,625,000	4.968	07/20/38	6,625,802
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.150%)
	5,925,000	4.821	07/20/39	5,913,138
GoldenTree Loan Management U.S. CLO Ltd. Series 2026-29A, Class D(d)(e) (-1X 3 mo. USD Term SOFR + 2.950%)
	6,400,000	1.000	04/20/39	6,400,000
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.450%)
	5,000,000	5.118	10/20/37	5,001,855
HalseyPoint CLO II Ltd. Series 2020-2A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 3.600%)
	1,425,000	7.268	07/20/37	1,390,125

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Harvest CLO XXXVII DAC Series 37A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,900,000	3.956%	01/15/39	$2,185,117
Kennedy Lewis CLO 15 Ltd. Series 2024-15A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.570%)
	$2,000,000	5.238	07/20/37	2,000,016
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(d)(e) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	5.202	04/15/37	1,498,723
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR(b)(d)(e) (3 mo. USD Term SOFR + 1.200%)
	3,750,000	4.919	01/25/39	3,743,625
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.562%)
	6,700,000	5.234	07/15/34	6,697,514
Nissan Master Owner Trust Receivables Series 2024-B, Class A(d)(e)
	2,725,000	5.050	02/15/29	2,745,112
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(d) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	4.934	05/15/34	1,331,189
OCP CLO Ltd. Series 2017-14A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.370%)
	$5,450,000	5.038	07/20/37	5,450,452
OCP Euro DAC Series 2025-12A, Class B1(b)(d)(e) (3 mo. EUR EURIBOR + 1.700%)
	EUR 2,000,000	3.726	01/20/38	2,288,676
Octagon 67 Ltd. Series 2023-1A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.450%)
	$4,000,000	5.118	07/25/38	3,983,920
Palmer Square CLO Ltd. Series 2024-3A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.350%)
	7,500,000	5.018	07/20/37	7,501,875
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	5.088	10/20/37	1,200,886
Park Blue CLO Ltd. Series 2023-4A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 2.750%)
	3,000,000	6.412	01/25/39	2,934,873
Penta CLO DAC Series 2021-2A, Class BR(b)(d)(e) (3 mo. EUR EURIBOR + 1.650%)
	EUR 1,350,000	3.666	04/15/38	1,550,441
Pikes Peak CLO 19 Series 2025-19A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	$11,600,000	5.008	07/20/38	11,604,942
Pikes Peak CLO Ltd. Series 2023-14A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 3.150%)
	3,000,000	6.818	07/20/38	2,953,002
Providus CLO Series 13A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.800%)
EUR	7,900,000	3.954	11/19/39	9,069,654
Rad CLO 31 Ltd. Series 2025-31A, Class C1A(b)(d)(e) (3 mo. USD Term SOFR + 2.400%)
	$3,000,000	6.077	04/17/39	2,954,700
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.320%)
	10,500,000	4.988	01/25/38	10,506,825

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.190%)
	$7,210,000	4.841%	04/15/39	$7,190,533
RRE 2 Loan Management DAC Series 2A, Class A2RR(b)(d)(e) (3 mo. EUR EURIBOR + 1.750%)
EUR	5,300,000	3.796	01/15/41	6,094,206
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(d) (3 mo. EUR EURIBOR + 1.750%)
	2,200,000	3.766	01/15/37	2,538,047
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.170%)
	$6,775,000	4.832	01/21/39	6,756,829
Stellar Jay Ireland DAC Series 2021-1, Class A(e)
	427,994	3.967	10/15/41	424,135
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(d)(e)
	150,266	5.750	12/20/50	147,376
Symphony CLO 36 Ltd. Series 2025-52A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 2.500%)
	3,625,000	6.165	01/20/36	3,548,915
Trimaran CAVU Ltd. Series 2021-2A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 2.500%)
	5,275,000	6.147	10/25/34	5,020,434
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 3.100%)
	2,825,000	6.768	03/20/38	2,758,053
Trinitas CLO XXIII Ltd. Series 2023-23A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.310%)
	2,000,000	4.978	10/20/38	1,999,946
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(d)(e) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	6.318	04/20/37	1,689,764
Voya CLO Ltd. Series 2019-2A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.200%)
	1,572,615	4.868	07/20/32	1,573,534
Voya CLO Ltd. Series 2024-1A, Class D(b)(d)(e) (3 mo. USD Term SOFR + 3.650%)
	1,375,000	7.322	04/15/37	1,375,663
Wind River CLO Ltd. Series 2021-3A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.240%)
	3,500,000	4.908	04/20/38	3,489,097
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b)(d)(e) (3 mo. USD Term SOFR + 1.490%)
	2,000,000	5.161	07/28/37	1,993,084

				300,024,090

Collateralized Mortgage Obligations(b)(d)(e) – 0.1%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
	1,700,000	5.168	04/19/37	1,699,840

Credit Card(d) – 0.6%
American Express Credit Account Master Trust Series 2025-3, Class A
	2,950,000	4.510	04/15/32	2,980,567
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	2,625,000	3.970	07/15/31	2,615,546
Capital One Multi-Asset Execution Trust Series 2025-A3, Class A
	2,125,000	4.650	10/15/37	2,101,951

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Credit Card(d) – (continued)
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
$2,175,000	4.490%	06/21/32	$2,189,002

			9,887,066

Home Equity(b)(d) –0.0%
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(e) (1 mo. USD Term SOFR + 1.600%)
251,825	5.273	05/20/54	252,223
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(e) (1 mo. USD Term SOFR + 1.750%)
498,873	5.423	11/25/53	499,293
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
43,851	4.549	03/25/37	48,208
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
631,548	4.133	11/25/36	94,986

			894,710

Student Loan(b)(d)(e) – 0.5%
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	7.572	04/15/37	1,250,000
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	5.188	04/18/37	2,875,284
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	5.198	04/20/38	2,000,124
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	7.171	04/23/38	1,978,887

			8,104,295

TOTAL ASSET - BACKED SECURITIES (Cost $330,238,902)			$329,074,743

Corporate Obligations – 19.6%

Advertising(d) – 0.2%
Lamar Media Corp.
$535,000	3.625%	01/15/31	$495,972
Neptune Bidco U.S., Inc. (e)
2,285,000	9.500	02/15/33	2,225,659
Outfront Media Capital LLC/Outfront Media Capital Corp. (e)
254,000	5.000	08/15/27	253,601

			2,975,232

Aerospace & Defense(d) – 0.3%
Boeing Co.
3,900,000	5.150	05/01/30	3,959,592
TransDigm, Inc. (e)
795,000	6.750	08/15/28	804,079

			4,763,671

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Airlines(d) – 0.4%
American Airlines, Inc. (e)
	$915,000	7.250%		02/15/28	$920,911
Avianca Midco 2 PLC (e)
	760,000	9.500		01/28/31	698,478
Azul Secured Finance LLP (e)
	2,400,000	9.875		02/15/31	2,118,000
Latam Airlines Group SA
	2,230,000	7.625		01/07/31	2,243,937

					5,981,326

Apparel(d) – 0.2%
Beach Acquisition Bidco LLC
EUR	469,000	5.250	(e)	07/15/32	520,258
	1,469,000	5.250		07/15/32	1,629,551
Champ Acquisition Corp. (e)
	$1,360,000	8.375		12/01/31	1,424,886

					3,574,695

Automotive(d)(e) – 0.2%
Phinia, Inc.
	620,000	6.750		04/15/29	632,865
	212,000	6.625		10/15/32	214,802
Qnity Electronics, Inc.
	895,000	5.750		08/15/32	896,119
	440,000	6.250		08/15/33	446,402
ZF North America Capital, Inc.
	885,000	6.875		04/14/28	894,036

					3,084,224

Banks(b)(d) – 0.9%
Banco Mercantil del Norte SA (5 yr. CMT + 4.072%)
	1,040,000	8.375		05/20/31	1,073,280
(5 yr. CMT + 4.643%)
	1,190,000	5.875	(e)	01/24/27	1,175,910
Bank of America Corp. (5 yr. CMT + 2.760%)
	2,565,000	4.375		01/27/27	2,523,345
Barclays PLC
(5 yr. CMT + 5.431%)
	415,000	8.000		03/15/29	427,948
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	435,000	7.625		03/15/35	439,924
Citigroup, Inc.
(5 yr. CMT + 3.001%)
	1,430,000	6.625		02/15/31	1,429,871
(5 yr. CMT + 3.209%)
	2,365,000	7.375		05/15/28	2,431,078
(Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,166,036
Societe Generale SA (5 yr. USD Swap + 3.929%)
	224,000	6.750		04/06/28	222,338
Turkiye Garanti Bankasi AS (5 yr. CMT + 4.090%)
	2,260,000	8.375		02/28/34	2,276,950

					15,166,680

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Biotechnology(d)(e) – 0.2%
Genmab AS/Genmab Finance LLC
$1,515,000	6.250%		12/15/32	$1,553,117
1,470,000	7.250		12/15/33	1,537,444

				3,090,561

Building Materials(d)(e) – 0.1%
Builders FirstSource, Inc.
1,595,000	6.750		05/15/35	1,595,941
Standard Building Solutions, Inc.
610,000	6.500		08/15/32	613,032

				2,208,973

Chemicals(d) – 0.6%
Cerdia Finanz GmbH (e)
530,000	9.375		10/03/31	527,355
Chemours Co. (e)
342,000	5.750		11/15/28	339,223
415,000	8.000		01/15/33	417,228
Ingevity Corp. (e)
1,461,000	3.875		11/01/28	1,401,099
Methanex U.S. Operations, Inc. (e)
630,000	6.250		03/15/32	644,729
OCP SA
1,800,000	6.750	(e)	05/02/34	1,874,484
1,200,000	7.500		05/02/54	1,257,978
Olympus Water U.S. Holding Corp. (e)
895,000	7.250		06/15/31	875,203
Solstice Advanced Materials, Inc. (e)
2,715,000	5.625		09/30/33	2,677,099

				10,014,398

Commercial Services – 0.9%
ADT Security Corp. (d)(e)
1,525,000	4.125		08/01/29	1,456,817
Allied Universal Holdco LLC/Allied Universal Finance Corp. (d)(e)
1,390,000	6.000		06/01/29	1,344,227
Belron U.K. Finance PLC (d)(e)
1,070,000	5.750		10/15/29	1,075,489
CompoSecure Holdings LLC (d)(e)
4,960,000	5.625		02/01/33	4,849,392
DP World Crescent Ltd. (e)
1,530,000	5.500		05/08/35	1,496,646
Mavis Tire Express Services Topco Corp. (d)(e)
3,840,000	6.500		05/15/29	3,803,904
TriNet Group, Inc. (d)(e)
525,000	3.500		03/01/29	474,154
United Rentals North America, Inc. (d)
424,000	3.875		02/15/31	398,764

				14,899,393

Computers(d)(e) – 0.4%
Ahead DB Holdings LLC
2,605,000	6.625		05/01/28	2,549,149
CACI International, Inc.
765,000	6.375		06/15/33	778,104
KBR, Inc.
498,000	4.750		09/30/28	487,681

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Computers(d)(e) – (continued)
McAfee Corp.
$770,000	7.375%	02/15/30	$635,181
Seagate Data Storage Technology Pte. Ltd.
430,000	8.250	12/15/29	451,844
Virtusa Corp.
1,845,000	7.125	12/15/28	1,442,015

			6,343,974

Diversified Financial Services(d) – 1.0%
Burford Capital Global Finance LLC (e)
915,000	8.500	01/15/34	782,334
Focus Financial Partners LLC (e)
1,100,000	6.750	09/15/31	1,094,247
Freedom Mortgage Holdings LLC (e)
1,395,000	9.250	02/01/29	1,414,530
goeasy Ltd. (e)
1,155,000	6.875	02/15/31	930,087
Jane Street Group/JSG Finance, Inc. (e)
905,000	6.125	11/01/32	896,602
Midcap Financial Issuer Trust (e)
1,176,000	6.500	05/01/28	1,142,014
Navient Corp.
615,000	5.500	03/15/29	566,729
860,000	9.375	07/25/30	839,179
OneMain Finance Corp.
645,000	3.875	09/15/28	613,214
1,055,000	4.000	09/15/30	951,494
PennyMac Financial Services, Inc. (e)
2,605,000	6.875	05/15/32	2,514,320
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (e)
4,720,000	2.875	10/15/26	4,664,445
StoneX Group, Inc. (e)
685,000	7.875	03/01/31	712,647

			17,121,842

Electrical(d)(e) – 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
960,000	6.375	02/15/32	938,381
Constellation Energy Generation LLC
733,000	4.625	02/01/29	724,145
Lightning Power LLC
720,000	7.250	08/15/32	750,074
NRG Energy, Inc.
535,000	3.375	02/15/29	508,443
Talen Energy Supply LLC
2,660,000	6.250	02/01/34	2,641,912
Vistra Operations Co. LLC
1,015,000	4.375	05/01/29	991,097

			6,554,052

Electronics(d)(e) – 0.2%
Imola Merger Corp.
495,000	4.750	05/15/29	481,452
Sensata Technologies BV
319,000	4.000	04/15/29	307,956
Sensata Technologies, Inc.
1,059,000	4.375	02/15/30	1,014,522

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electronics(d)(e) – (continued)
TTM Technologies, Inc.
$1,040,000	4.000%	03/01/29	$998,837

			2,802,767

Energy-Alternate Sources(d)(e) – 0.0%
Greenko Power II Ltd.
152,000	4.300	12/13/28	142,654

Engineering & Construction(d) – 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc. (e)
2,282,000	7.500	02/01/32	2,304,478
Dycom Industries, Inc. (e)
505,000	4.500	04/15/29	490,007
Global Infrastructure Solutions, Inc. (e)
1,875,000	5.625	06/01/29	1,839,187
Kingston Airport Revenue Finance Ltd.
1,540,000	6.750	12/15/36	1,529,759
Mexico City Airport Trust
1,726,000	5.500	07/31/47	1,434,133

			7,597,564

Entertainment(d)(e) – 0.2%
Caesars Entertainment, Inc.
415,000	6.000	10/15/32	381,991
Cinemark USA, Inc.
510,000	7.000	08/01/32	523,831
Light & Wonder International, Inc.
2,710,000	6.250	10/01/33	2,653,226

			3,559,048

Environmental(d)(e) – 0.3%
Madison IAQ LLC
2,640,000	5.875	06/30/29	2,593,510
Waste Pro USA, Inc.
2,015,000	7.000	02/01/33	2,043,069

			4,636,579

Food & Drug Retailing(d) – 0.4%
Grupo Nutresa SA
2,100,000	9.000	05/12/35	2,330,843
Lamb Weston Holdings, Inc. (e)
1,540,000	4.125	01/31/30	1,471,855
Post Holdings, Inc. (e)
1,335,000	6.375	03/01/33	1,317,124
U.S. Foods, Inc. (e)
1,210,000	6.875	09/15/28	1,239,621
United Natural Foods, Inc. (e)
816,000	6.750	10/15/28	816,530

			7,175,973

Healthcare Providers & Services(d) – 0.7%
Charles River Laboratories International, Inc. (e)
1,035,000	3.750	03/15/29	981,470
Encompass Health Corp.
1,381,000	4.500	02/01/28	1,369,482
Global Medical Response, Inc. (e)
3,667,000	7.375	10/01/32	3,807,666

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(d) – (continued)
LifePoint Health, Inc. (e)
$1,485,000	5.375%		01/15/29	$1,430,100
Medline Borrower LP (e)
1,257,000	5.250		10/01/29	1,245,737
Prime Healthcare Services, Inc. (e)
790,000	9.375		09/01/29	818,882
Select Medical Corp. (e)
2,680,000	6.250		12/01/32	2,547,340
Tenet Healthcare Corp.
414,000	6.125		10/01/28	415,002

				12,615,679

Home Builders(d)(e) – 0.2%
Installed Building Products, Inc.
2,324,000	5.625		02/01/34	2,281,564
K Hovnanian Enterprises, Inc.
1,330,000	8.375		10/01/33	1,315,104

				3,596,668

Housewares(d) – 0.0%
Newell Brands, Inc.
235,000	6.375		05/15/30	226,296
370,000	6.625		05/15/32	353,690

				579,986

Insurance(d) – 0.8%
Acrisure LLC/Acrisure Finance, Inc. (e)
835,000	8.250		02/01/29	826,124
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (e)
510,000	6.750		10/15/27	509,873
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (e)
1,590,000	7.875		11/01/29	1,437,026
Ardonagh Finco Ltd.
EUR 905,000	6.875		02/15/31	1,039,402
$565,000	7.750	(e)	02/15/31	570,780
Ardonagh Group Finance Ltd. (e)
1,753,000	8.875		02/15/32	1,701,830
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (e)
5,395,000	8.125		02/15/32	5,059,863
HUB International Ltd. (e)
585,000	7.375		01/31/32	596,729
Nassau Cos., of New York (e)
1,330,000	7.875		07/15/30	1,210,712

				12,952,339

Internet(d)(e) – 0.6%
ANGI Group LLC
2,935,000	3.875		08/15/28	2,621,924
Arches Buyer, Inc.
482,000	6.125		12/01/28	461,915
Gen Digital, Inc.
933,000	6.750		09/30/27	937,301
780,000	6.250		04/01/33	759,221
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
520,000	3.500		03/01/29	484,193

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Internet(d)(e) – (continued)
Match Group Holdings II LLC
$984,000	4.625%	06/01/28	$962,411
Snap, Inc.
2,295,000	6.875	03/01/33	2,172,309
1,610,000	6.875	03/15/34	1,513,706

			9,912,980

Iron/Steel(d) – 0.2%
Vale Overseas Ltd.
2,700,000	6.400	06/28/54	2,716,686

Leisure Time(d)(e) – 0.4%
Acushnet Co.
1,775,000	5.625	12/01/33	1,770,704
Royal Caribbean Cruises Ltd.
895,000	5.625	09/30/31	904,577
Viking Cruises Ltd.
2,680,000	5.875	10/15/33	2,650,842
VOC Escrow Ltd.
1,700,000	5.000	02/15/28	1,693,625

			7,019,748

Lodging(d) – 0.5%
Genting New York LLC/GENNY Capital, Inc. (e)
2,190,000	7.250	10/01/29	2,201,695
Hilton Domestic Operating Co., Inc.
1,174,000	4.875	01/15/30	1,156,742
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (e)
1,263,000	5.000	06/01/29	1,200,494
Las Vegas Sands Corp.
1,370,000	5.625	06/15/28	1,386,957
510,000	6.000	06/14/30	523,904
MGM Resorts International
1,005,000	4.750	10/15/28	988,739
Travel & Leisure Co. (e)
525,000	4.500	12/01/29	502,446

			7,960,977

Machinery - Construction & Mining(d)(e) – 0.0%
Terex Corp.
520,000	6.250	10/15/32	523,520

Media(d)(e) – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,176,000	5.125	05/01/27	1,176,212
610,000	6.375	09/01/29	612,428
934,000	4.250	02/01/31	849,725
Directv Financing LLC
1,504,000	8.875	02/01/30	1,499,383
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
207,000	5.875	08/15/27	206,377
iHeartCommunications, Inc.
177,332	10.875	05/01/30	113,730
McGraw-Hill Education, Inc.
1,345,000	8.000	08/01/29	1,343,117
Nexstar Media, Inc.
549,000	5.625	07/15/27	549,000
3,900,000	6.500	09/15/33	3,930,186

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media(d)(e) – (continued)
Sinclair Television Group, Inc.
$1,145,000	8.125%		02/15/33	$1,166,950
Sirius XM Radio LLC
1,525,000	4.000		07/15/28	1,473,729

				12,920,837

Metal Fabricate & Hardware(d)(e) – 0.0%
Advanced Drainage Systems, Inc.
570,000	5.375		03/01/34	555,915

Miscellaneous Manufacturing(d)(e) – 0.0%
Axon Enterprise, Inc.
255,000	6.125		03/15/30	260,233
260,000	6.250		03/15/33	265,371

				525,604

Oil Field Services – 2.1%
Aethon United BR LP/Aethon United Finance Corp. (d)(e)
478,000	7.500		10/01/29	499,199
Archrock Partners LP/Archrock Partners Finance Corp. (d)(e)
620,000	6.625		09/01/32	632,220
Archrock Services LP/Archrock Partners Finance Corp. (d)(e)
3,240,000	6.000		02/01/34	3,209,349
California Resources Corp. (d)(e)
1,375,000	7.000		01/15/34	1,383,319
Chord Energy Corp. (d)(e)
2,000,000	6.750		03/15/33	2,065,400
DNO ASA (d)
2,270,000	8.500		03/27/30	2,315,400
Ecopetrol SA (d)
15,000	7.750		02/01/32	15,165
Kodiak Gas Services LLC (d)(e)
240,000	7.250		02/15/29	248,698
1,380,000	5.875		04/01/31	1,385,823
Matador Resources Co. (d)(e)
696,000	6.250		04/15/33	696,209
5,830,000	6.000		04/15/34	5,789,773
Murphy Oil Corp. (d)
712,000	6.000		10/01/32	707,237
Nabors Industries, Inc. (d)(e)
660,000	9.125		01/31/30	692,710
Noble Finance II LLC (d)(e)
800,000	8.000		04/15/30	825,640
Northern Oil & Gas, Inc. (d)(e)
2,115,000	7.875		10/15/33	2,189,892
Petroleos Mexicanos
110,000	6.500		01/23/29	110,285
1,050,000	8.750	(d)	06/02/29	1,103,970
1,060,000	6.840	(d)	01/23/30	1,063,604
320,000	5.950	(d)	01/28/31	306,064
60,000	6.700	(d)	02/16/32	58,725
SESI LLC (d)(e)
1,390,000	7.875		09/30/30	1,417,369
SM Energy Co. (d)(e)
330,000	6.750		08/01/29	335,204
530,000	7.000		08/01/32	541,103
Sunoco LP/Sunoco Finance Corp. (d)
895,000	7.000	(e)	09/15/28	913,124

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	$495,000	4.500%		05/15/29	$482,531
Tidewater, Inc. (d)(e)
	2,540,000	9.125		07/15/30	2,711,628
Transocean International Ltd. (d)(e)
	295,000	8.250		05/15/29	304,685
	300,000	8.500		05/15/31	315,165
USA Compression Partners LP/USA Compression Finance Corp. (d)(e)
	880,000	7.125		03/15/29	900,557
Weatherford International Ltd. (d)(e)
	1,340,000	6.750		10/15/33	1,365,500

					34,585,548

Packaging(d) – 0.2%
ARD Finance SA (h) (PIK 5.750%, Cash 5.000%)
EUR	249,939	5.000		06/30/27	3,447
Crown Americas LLC
	$2,058,000	5.250		04/01/30	2,056,415
Sealed Air Corp./Sealed Air Corp. U.S. (e)
	1,375,000	6.125		02/01/28	1,396,051

					3,455,913

Pharmaceuticals(d)(e) – 0.5%
AdaptHealth LLC
	1,355,000	6.125		08/01/28	1,352,886
Amneal Pharmaceuticals LLC
	2,600,000	6.875		08/01/32	2,677,298
Jazz Securities DAC
	990,000	4.375		01/15/29	962,280
Opal Bidco SAS
	2,209,000	6.500		03/31/32	2,210,480
Organon & Co./Organon Foreign Debt Co-Issuer BV
	985,000	4.125		04/30/28	954,987

					8,157,931

Pipelines – 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (d)(e)
	480,000	5.375		06/15/29	478,474
Buckeye Partners LP (d)
	4,276,000	3.950		12/01/26	4,236,917
	1,070,000	6.875	(e)	07/01/29	1,100,431
CQP Holdco LP/BIP-V Chinook Holdco LLC (d)(e)
	6,281,000	5.500		06/15/31	6,128,749
Delek Logistics Partners LP/Delek Logistics Finance Corp. (d)(e)
	3,639,000	8.625		03/15/29	3,766,401
Excelerate Energy LP (d)(e)
	1,275,000	8.000		05/15/30	1,335,065
Galaxy Pipeline Assets Bidco Ltd.
	240,000	2.625	(e)	03/31/36	203,523
	1,663,864	2.940		09/30/40	1,347,896
Genesis Energy LP/Genesis Energy Finance Corp. (d)
	910,000	7.875		05/15/32	937,045
	2,970,000	6.750		03/15/34	2,957,437
Prairie Acquiror LP (d)(e)
	535,000	9.000		08/01/29	553,179
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (d)(e)
	710,000	7.375		02/15/29	729,752
TransMontaigne Partners LLC (d)(e)
	3,756,000	8.500		06/15/30	3,807,908

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Venture Global LNG, Inc. (d)(e)
$1,310,000	9.500%	02/01/29	$1,417,001
Venture Global Plaquemines LNG LLC (d)(e)
1,280,000	6.750	01/15/36	1,354,381

			30,354,159

Real Estate Investment Trust(d) – 0.2%
Iron Mountain, Inc. (e)
1,460,000	7.000	02/15/29	1,488,645
MPT Operating Partnership LP/MPT Finance Corp.
903,000	4.625	08/01/29	703,437
RHP Hotel Properties LP/RHP Finance Corp. (e)
875,000	5.750	03/15/34	863,581

			3,055,663

Retailing(d)(e) – 0.6%
Asbury Automotive Group, Inc.
510,000	4.625	11/15/29	492,701
Cougar JV Subsidiary LLC
1,114,000	8.000	05/15/32	1,153,803
Group 1 Automotive, Inc.
219,000	4.000	08/15/28	211,696
LCM Investments Holdings II LLC
1,273,000	4.875	05/01/29	1,240,449
Lithia Motors, Inc.
520,000	3.875	06/01/29	495,482
Michaels Cos., Inc.
3,395,000	8.500	03/15/33	3,306,017
2,014,000	11.000	03/15/34	1,878,639
Sonic Automotive, Inc.
1,411,000	4.625	11/15/29	1,367,598

			10,146,385

Semiconductors(d)(e) – 0.1%
Amkor Technology, Inc.
1,640,000	5.875	10/01/33	1,633,325
Entegris, Inc.
470,000	5.950	06/15/30	474,127

			2,107,452

Software(d) – 1.3%
Clarivate Science Holdings Corp. (e)
340,000	3.875	07/01/28	320,991
Cloud Software Group, Inc. (e)
3,861,000	6.625	08/15/33	3,437,024
CoreWeave, Inc. (e)
807,000	9.250	06/01/30	784,872
2,550,000	9.000	02/01/31	2,425,254
Fair Isaac Corp. (e)
1,632,000	6.000	05/15/33	1,601,237
2,175,000	6.250	09/15/34	2,137,394
OAK-Eagle Acquireco, Inc. (e)
465,000	7.250	07/01/33	481,587
Oracle Corp.
3,685,000	5.350	05/04/33	3,585,394
4,000,000	5.700	02/04/36	3,845,680
1,560,000	6.700	02/04/56	1,444,966

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(d) – (continued)
Twilio, Inc.
	$525,000	3.625%	03/15/29	$501,616
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (e)
	1,440,000	3.875	02/01/29	1,197,619

				21,763,634

Sovereign(d)(e) – 0.2%
Eagle Funding Luxco SARL
	3,300,000	5.500	08/17/30	3,308,250

Telecommunication Services(d) – 0.8%
APLD ComputeCo LLC (e)
	1,840,000	9.250	12/15/30	1,895,936
Black Pearl Compute LLC (e)
	3,575,000	6.125	02/15/31	3,640,458
Digicel International Finance Ltd./Difl U.S. LLC
	1,510,000	8.625	08/01/32	1,532,344
Level 3 Financing, Inc. (e)
	2,665,000	7.000	03/31/34	2,728,587
SV RNO Property Owner 1 LLC (e)
	3,305,000	5.875	03/01/31	3,275,156

				13,072,481

Transportation(d)(e) – 0.2%
Beacon Mobility Corp.
	2,610,000	7.250	08/01/30	2,694,251
Rand Parent LLC
	725,000	8.500	02/15/30	745,931

				3,440,182

Trucking & Leasing(d)(e) – 0.1%
FTAI Aviation Investors LLC
	1,060,000	5.500	05/01/28	1,059,618

TOTAL CORPORATE OBLIGATIONS (Cost $332,276,910)				$328,081,761

Sovereign Debt Obligations – 4.5%

Euro – 0.2%
Indonesia Government International Bonds (d)
EUR	1,480,000	4.100%	03/04/34	$1,641,171
Ivory Coast Government International Bonds
	530,000	4.875	01/30/32	568,493
Romania Government International Bonds (e)
	1,250,000	3.624	05/26/30	1,379,103

				3,588,767

United States Dollar – 4.3%
Argentina Republic Government International Bonds (d)(f)
	$3,100,000	4.125	07/09/35	2,241,300
Benin Government International Bonds
	2,240,000	7.960	02/13/38	2,191,450
Colombia Government International Bonds (d)
	1,070,000	5.375	01/21/29	1,061,975
	2,660,000	7.375	04/25/30	2,761,080
Congolese International Bonds
	2,550,000	9.875	11/07/32	2,381,955

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Costa Rica Government International Bonds
$4,110,000	5.625%		04/30/43	$3,822,300
Dominican Republic International Bonds (d)(e)
1,260,000	5.750		03/17/34	1,199,520
1,250,000	6.150		05/17/38	1,179,433
Ecuador Government International Bonds (e)
1,330,000	8.750		01/29/34	1,305,728
580,000	9.250		01/29/39	568,980
Egypt Government International Bonds
2,070,000	9.450		02/04/33	2,165,862
Egyptian Financial Co. for Sovereign Taskeek (e)
420,000	7.950		10/07/32	421,890
El Salvador Government International Bonds (d)
2,040,000	9.500		07/15/52	2,163,190
Ghana Government International Bonds (f)
2,570,000	5.000		07/03/35	2,184,500
Guatemala Government Bonds (d)
3,150,000	7.050		10/04/32	3,370,500
1,160,000	6.250	(e)	08/15/36	1,179,430
Hungary Government International Bonds
3,440,000	6.750		09/25/52	3,546,158
Ivory Coast Government International Bonds
1,190,000	7.625		01/30/33	1,209,933
1,896,000	6.125		06/15/33	1,780,818
560,000	8.075	(e)	04/01/36	569,009
2,590,000	6.750	(e)	02/25/41	2,266,250
Mongolia Government International Bonds
2,510,000	4.450		07/07/31	2,311,239
National Bank of Uzbekistan (d)
2,260,000	7.200		07/17/30	2,302,375
Nigeria Government International Bonds
910,000	7.143		02/23/30	914,514
1,260,000	7.875		02/16/32	1,272,915
Republic of South Africa Government International Bonds
1,090,000	6.125	(e)	12/11/37	1,011,934
2,360,000	7.950		11/19/54	2,332,270
1,900,000	7.250	(e)	12/11/55	1,737,550
Romania Government International Bonds
930,000	3.000		02/14/31	816,494
6,350,000	5.750	(e)	07/04/36	5,880,854
1,740,000	7.500		02/10/37	1,827,661
Sri Lanka Government International Bonds (f)
2,590,000	3.350		03/15/33	2,154,232
Turkiye Government International Bonds
1,170,000	7.125		07/17/32	1,164,337
2,100,000	6.800		11/04/36	1,981,875
Ukraine Government International Bonds (e)(f)
3,020,000	4.000		02/01/32	2,174,400
Venezuela Government International Bonds (i)
6,610,000	7.650		04/21/25	2,743,150
Zambia Government International Bonds
3,200,000	0.500		12/31/53	2,080,968

				72,278,029

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $79,347,165)				$75,866,796

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j)–3.4%

Aerospace & Defense–0.2%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
$687,776	6.200%	10/31/30	$688,264
Kaman Corp.
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
2,176,655	6.168–
	6.200	02/26/32	2,176,242
(3 mo. USD Term SOFR + 2.500%)
40,352	6.200	02/26/32	39,853

			2,904,359

Automotive–0.0%
First Brands Group LLC
(1 mo. USD Term SOFR + 10.000%)
1,502	13.671	06/29/26	303

Banks–0.1%
Nouryon Finance BV
(6 mo. USD Term SOFR + 3.250%)
$1,225,717	7.036	04/03/28	1,199,670

Building & Construction–0.2%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
2,487,204	6.418	07/30/31	2,481,757
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
1,436,812	6.168	09/23/31	1,436,813

			3,918,570

Commercial Services–0.4%
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
2,550,539	6.560	11/17/31	2,551,074
Fleet Midco I Ltd.
(3 mo. USD Term SOFR + 2.750%)
3,460,674	6.419	02/21/31	3,460,675

			6,011,749

Consumer Cyclical Services–0.4%
Hertz Corp.
(1 mo. USD Term SOFR + 3.500%)
5,305,957	7.282	06/30/28	3,913,143
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
2,332,995	6.176	12/16/30	2,325,949

			6,239,092

Diversified Financial Services–0.4%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
2,800,000	6.421	10/01/32	2,807,000
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
1,381,050	6.450	11/26/31	1,362,640

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j)–(continued)

Diversified Financial Services–(continued)
VFH Parent LLC
(1 mo. USD Term SOFR + 2.500%)
$1,806,750	6.168%	06/21/31	$1,803,733

			5,973,373

Diversified Manufacturing–0.1%
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
2,068,915	6.161	03/15/30	2,064,384

Electrical–0.0%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.000%)
482,078	6.700	05/01/31	480,873

Energy - Exploration & Production–0.1%
CQP Holdco LP
(3 mo. USD Term SOFR + 1.750%)
2,351,295	5.450	12/31/32	2,338,080

Entertainment–0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
1,481,306	8.171	12/02/31	1,464,405

Food & Beverages–0.1%
Sazerac Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
1,620,937	5.670	07/09/32	1,618,684

Healthcare–0.1%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
932,072	7.422	05/19/31	931,839

Insurance–0.1%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
2,242,717	6.168	06/13/31	2,184,698

Internet–0.1%
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
540,427	6.418	04/25/31	539,075
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
861,579	7.200	10/02/31	689,264

			1,228,339

Machinery–0.1%
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
2,352,418	6.377	04/30/30	2,356,182

Media - Cable–0.0%
iHeartCommunications, Inc.
(1 mo. USD Term SOFR + 5.775%)
600,828	9.557	05/01/29	524,878

Midstream–0.1%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
500,000	5.923	12/17/32	499,530

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j)–(continued)

Midstream–(continued)
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
$1,970,137	6.918%	08/01/29	$1,971,615

			2,471,145

Pipelines–0.1%
WhiteWater DBR HoldCo LLC
(3 mo. USD Term SOFR + 2.250%)
1,649,927	5.950	03/03/31	1,651,577

Retailers–0.1%
Harbor Freight Tools USA, Inc.
(1 mo. USD Term SOFR + 2.250%)
2,388,625	5.918	06/11/31	2,361,108

Technology–0.3%
Go Daddy Operating Co. LLC
(1 mo. USD Term SOFR + 1.750%)
4,164,430	5.418	11/09/29	4,098,507
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
1,112,817	6.668	03/01/29	990,407

			5,088,914

Technology - Software–0.3%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,694,714	6.418	02/15/29	1,660,819
Camelot U.S. Acquisition LLC
(1 mo. USD Term SOFR + 2.750%)
1,831,968	6.418	01/31/31	1,576,647
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.500%)
389,075	6.168	05/30/31	381,196
Travelport Finance (Luxembourg) SARL
(3 mo. USD Term SOFR + 7.000%)
12,736	10.922	09/30/28	9,479
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
673,630	6.167	02/10/31	642,731

			4,270,872

TOTAL BANK LOANS (Cost $58,299,398)			$57,283,094

Municipal Debt Obligations – 0.4%

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
$3,192,857	7.350%	07/01/35	$3,432,811
Illinois State GO Bonds Taxable-Pension Series 2003
3,734,510	5.100	06/01/33	3,804,003

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,134,831)			$7,236,814

Shares	Description		Value

Common Stocks(i) –0.1%

Containers & Packaging(k)–0.0%
10,317	Ardagh Holdings SA		$72,219

Media – 0.1%
242,215	iHeartMedia, Inc. Class A		707,268

TOTAL COMMON STOCKS (Cost $688,068)			$779,487

Units	Expiration Date		Value

Rights – 0.0%

Cineworld Group PLC
16,800	12/31/99		$295,193
(Cost $426,888)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 17.0%

U.S. Treasury Bonds
$114,740,000	4.375%	08/15/43	$108,303,803
13,490,000	4.750	02/15/45	13,256,033
U.S. Treasury Inflation-Indexed Bonds
54,840,852	1.500	02/15/53	42,017,519
U.S. Treasury Notes
11,400	3.875	11/30/29	11,398
63,790,000	4.125 (l)	11/30/29	64,318,261
56,500,000	4.125	03/31/32	56,698,633

TOTAL U.S. TREASURY OBLIGATIONS (Cost $287,136,895)			$284,605,647

Shares	Dividend Rate		Value

Investment Company(m) –0.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares

11,043,036	3.553%		$11,043,036
(Cost $11,043,036)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 115.6% (Cost $1,950,263,760)			$1,937,511,973

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 9.9%

Certificates of Deposit – 0.6%
Banco Bilbao Vizcaya Argentaria SA
$10,100,000	4.000%	04/24/26	$10,101,130

Commercial Paper – 9.3%
Air Lease Corp.(e)(n)
10,000,000	0.000	04/02/26	9,997,702

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
Alexandria Real Estate Equities, Inc.(e)(n)
$4,545,000	0.000%	04/06/26	$4,542,047
10,000,000	0.000	04/10/26	9,989,149
Bell Telephone Co. of Canada or Bell Canada(e)(n)
11,457,000	0.000	04/07/26	11,448,490
Bunzl Finance PLC(e)(n)
15,000,000	0.000	04/01/26	14,998,353
E.ON SE(e)(n)
20,000,000	0.000	06/08/26	19,842,718
Enel Finance America LLC(e)(n)
20,000,000	0.000	05/22/26	19,882,768
Energy Transfer LP(e)(n)
7,000,000	0.000	04/01/26	6,999,221
Hyundai Capital America(e)(n)
17,000,000	0.000	05/07/26	16,929,156
McCormick & Co., Inc.(e)(n)
7,000,000	0.000	04/07/26	6,994,692
National Bank of Kuwait
2,908,000	0.000	04/09/26	2,908,214
Oracle Corp.(e)(n)
7,795,000	0.000	10/02/26	7,616,570
RWE AG(e)(n)
7,431,000	0.000	06/23/26	7,359,459
Spire, Inc.(e)(n)
17,000,000	0.000	04/17/26	16,967,746

			156,476,285

TOTAL SHORT- TERM INVESTMENTS (Cost $166,604,456)			$166,577,415

TOTAL INVESTMENTS – 125.5% (Cost $2,116,868,216)			$2,104,089,388

LIABILITIES IN EXCESS OF OTHER ASSETS – (25.5)%			(428,135,890)

NET ASSETS – 100.0%			$1,675,953,498

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.

(g)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $509,008,367 which represents approximately 30.4% of net assets as of March 31, 2026.

(h)	Pay-in-kind securities.

(i)	Security is currently in default and/or non-income producing.

(j)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(l)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(m)	Represents an affiliated issuer.

(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B2), due 02/26/32	$166,345	$166,804	$(32)

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	6,183,078	USD	4,226,905	04/10/26	$38,554
	AUD	1,878,633	USD	1,276,657	04/22/26	19,146
	BRL	72,232,712	USD	13,798,607	04/02/26	141,338
	BRL	86,490,365	USD	16,549,680	04/08/26	123,532
	BRL	67,636,905	USD	12,698,189	06/17/26	135,744
	CAD	29,905,853	USD	21,478,673	04/10/26	28,889
	CNH	18,799,324	USD	2,725,709	04/10/26	5,881
	CNH	192,617,476	USD	27,776,693	04/20/26	233,607
	COP	41,652,192,099	USD	11,191,292	04/06/26	129,239
	COP	25,057,534,000	USD	6,563,000	04/10/26	239,422
	COP	23,378,793,158	USD	6,228,548	06/17/26	21,546
	EUR	3,622,050	PLN	15,494,587	04/10/26	14,662
	EUR	29,481,225	USD	33,880,650	04/10/26	211,660
	EUR	14,351,458	USD	16,565,888	05/29/26	68,524
	EUR	55,278,993	USD	63,652,673	06/17/26	469,063
	EUR	40,629,820	USD	46,951,965	06/18/26	179,242
	EUR	14,148,814	USD	16,356,029	06/22/26	59,611
	GBP	3,121,815	USD	4,105,147	04/10/26	26,807
	GBP	9,602,583	USD	12,660,151	06/17/26	46,821
	HUF	23,959,113,711	USD	71,093,054	06/17/26	571,912
	INR	2,071,260,507	USD	21,882,371	04/06/26	175,797
	INR	192,910,171	USD	2,046,779	04/09/26	10,176
	INR	422,125,896	USD	4,440,000	05/06/26	35,287
	INR	600,406,082	USD	6,297,869	06/17/26	27,411
	JPY	226,392,916	USD	1,416,719	04/02/26	10,024
	JPY	277,049,457	USD	1,734,065	04/06/26	12,511
	JPY	908,707,948	USD	5,759,182	06/17/26	4,083
	KRW	84,207,881	USD	43,941	04/06/26	11,902
	KRW	6,544,077,606	USD	4,346,289	04/13/26	5,543
	KRW	15,096,800,270	USD	9,956,079	04/27/26	87,204
	KRW	13,235,667,419	USD	8,689,948	05/04/26	116,864
	MXN	738,334,767	USD	40,833,215	04/09/26	330,579
	MXN	77,458,372	USD	4,288,899	04/10/26	29,214
	NZD	3,758,969	AUD	3,130,539	04/10/26	1,182
	NZD	14,686,483	USD	8,419,908	04/10/26	22,506
	NZD	45,664,056	USD	26,188,336	06/02/26	111,408
	NZD	2,733,646	USD	1,566,281	06/17/26	8,911
	SGD	27,618,870	USD	21,418,461	04/08/26	75,513
	TWD	322,202,962	USD	10,048,745	04/02/26	27,836
	TWD	1,573,624,700	USD	49,068,435	04/13/26	88,169
	TWD	128,816,405	USD	4,021,115	04/17/26	862
	TWD	331,400,210	USD	10,317,116	05/04/26	11,705
	USD	4,235,459	AUD	6,072,761	04/10/26	46,105
	USD	24,796,220	AUD	35,595,580	05/26/26	256,103
	USD	33,919,820	AUD	47,917,343	06/17/26	897,149
	USD	52,761,047	CAD	72,498,451	04/10/26	621,921
	USD	23,413,604	CAD	31,767,116	05/26/26	521,055
	USD	87,707,705	CAD	119,131,156	06/17/26	1,778,802
	USD	32,454,824	CHF	25,156,765	06/17/26	724,002
	USD	3,876,674	CLP	3,544,637,323	06/17/26	47,277

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	10,572	CNH	72,541	05/21/26	$1
	USD	72,352,162	CNH	494,429,786	06/17/26	178,129
	USD	78,903,522	CZK	1,657,325,866	06/17/26	784,996
	USD	101,441,326	EUR	85,901,207	04/07/26	2,120,012
	USD	15,481,158	EUR	13,343,950	04/10/26	50,114
	USD	26,367,335	EUR	22,625,880	04/20/26	188,988
	USD	14,291,935	EUR	12,010,030	04/21/26	395,499
	USD	112,826,383	EUR	97,053,812	04/23/26	516,717
	USD	65,992,011	EUR	56,105,765	05/22/26	981,077
	USD	40,068,150	EUR	34,383,798	06/17/26	184,126
	USD	8,291,235	GBP	6,180,054	04/10/26	111,473
	USD	2,971,831	GBP	2,231,881	04/28/26	17,825
	USD	20,460,451	GBP	15,256,956	06/17/26	271,120
	USD	1,909,489	GBP	1,429,501	06/18/26	17,860
	USD	50,422,777	HUF	16,705,696,235	06/17/26	453,769
	USD	6,556,521	ILS	20,315,379	06/17/26	80,280
	USD	22,514,537	INR	2,071,260,507	04/06/26	456,370
	USD	9,067,035	INR	833,940,588	04/09/26	174,926
	USD	1,292,361	INR	120,857,109	04/13/26	4,859
	USD	4,383,000	INR	405,778,140	04/20/26	67,050
	USD	15,389,370	INR	1,441,100,619	04/23/26	71,887
	USD	4,919,040	INR	460,884,534	04/27/26	24,716
	USD	45,008,102	INR	4,204,471,174	06/17/26	713,987
	USD	1,473,321	JPY	226,455,393	04/02/26	46,185
	USD	1,776,350	JPY	277,181,591	04/06/26	28,941
	USD	5,386,101	JPY	836,257,919	04/13/26	110,432
	USD	4,820,226	JPY	763,041,793	04/21/26	2,451
	USD	16,146,408	JPY	2,452,398,733	05/13/26	633,355
	USD	7,704,898	JPY	1,211,108,645	06/17/26	23,728
	USD	5,707,201	JPY	897,652,857	06/18/26	13,577
	USD	3,796,013	KRW	5,681,720,178	04/03/26	57,547
	USD	74,345,270	KRW	108,784,133,492	04/06/26	2,204,860
	USD	10,239,759	KRW	15,222,265,789	04/13/26	116,904
	USD	8,437,597	KRW	12,612,663,435	04/23/26	47,831
	USD	8,557,966	KRW	12,765,917,942	04/27/26	65,324
	USD	41,772,048	KRW	61,408,621,401	05/06/26	909,516
	USD	59,772,350	KRW	89,179,614,565	06/17/26	356,639
	USD	65,844,076	MXN	1,160,941,867	04/09/26	1,119,001
	USD	12,050,134	MXN	215,317,668	04/10/26	46,705
	USD	3,872,669	MXN	68,590,662	04/24/26	53,393
	USD	35,244,598	MXN	631,456,962	06/17/26	250,399
	USD	5,643,364	NOK	54,647,716	06/17/26	3,347
	USD	94,701,183	NZD	158,393,252	04/02/26	3,674,591
	USD	3,317,484	NZD	5,516,968	04/14/26	145,644
	USD	35,095,190	NZD	60,115,091	04/16/26	531,087
	USD	56,963,760	NZD	96,161,680	06/17/26	1,553,129
	USD	4,315,938	NZD	7,283,717	06/18/26	118,750
	USD	10,673,062	PHP	631,612,378	04/13/26	256,327
	USD	6,383,595	PLN	23,020,552	04/13/26	182,396
	USD	41,492,902	PLN	151,606,931	06/17/26	664,156
	USD	1,482,202	SEK	13,766,430	06/03/26	23,276
	USD	44,114,023	SEK	402,832,497	06/17/26	1,393,885
	USD	29,423,510	SGD	37,632,581	04/08/26	136,516
	USD	13,150,000	SGD	16,840,759	04/10/26	41,887

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	2,010,070	SGD	2,533,247	04/23/26	$36,300
	USD	37,999,146	SGD	48,016,024	06/17/26	448,985
	USD	8,874,253	TRY	429,178,475	06/17/26	26,640
	USD	10,268,435	TWD	322,202,962	04/02/26	191,855
	USD	51,122,136	TWD	1,626,014,682	04/07/26	291,704
	USD	4,420,946	TWD	141,344,283	04/09/26	3,499
	USD	21,901,097	TWD	693,754,089	04/10/26	221,783
	USD	52,084,865	TWD	1,662,506,881	04/13/26	151,777
	USD	4,491,687	TWD	143,150,058	04/20/26	23,814
	USD	15,237,834	TWD	485,558,637	06/17/26	129,361
	USD	20,813,044	ZAR	336,338,783	04/08/26	948,489
	USD	50,628,547	ZAR	828,142,634	06/17/26	1,975,958
	USD	13,516,048	ZAR	229,705,939	06/18/26	22,113
	ZAR	19,314,174	USD	1,134,528	04/10/26	6,006
	ZAR	144,175,296	USD	8,379,849	05/29/26	102,363

TOTAL						$36,120,508

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	18,487,833	USD	12,856,172	04/10/26	$(102,160)
	AUD	8,944,292	USD	6,248,342	04/22/26	(78,940)
	AUD	46,027,002	USD	32,333,969	05/26/26	(602,277)
	AUD	49,238,537	USD	34,565,657	06/17/26	(632,473)
	BRL	20,479,202	USD	3,954,659	04/02/26	(2,448)
	CAD	29,365,460	USD	21,391,079	04/10/26	(272,154)
	CAD	32,426,198	USD	23,997,761	05/26/26	(630,253)
	CAD	76,889,721	USD	56,897,524	06/17/26	(1,437,227)
	CAD	41,884,541	USD	30,640,365	06/18/26	(427,876)
	CHF	16,515,480	USD	21,418,395	06/17/26	(587,031)
	CHF	8,121,147	USD	10,345,055	06/18/26	(100,552)
	CLP	3,209,095,884	USD	3,611,041	06/17/26	(144,140)
	CNH	704,893,606	USD	103,107,139	06/17/26	(210,801)
	CZK	1,427,714,592	USD	68,229,762	06/17/26	(934,029)
	EUR	105,202,199	USD	124,015,715	04/07/26	(2,378,068)
	EUR	17,149,560	USD	19,891,898	04/10/26	(60,016)
	EUR	27,440,742	USD	31,891,630	04/20/26	(142,443)
	EUR	28,309,356	USD	33,042,680	04/21/26	(286,795)
	EUR	73,374,466	USD	86,352,490	04/23/26	(1,444,317)
	EUR	28,497,750	USD	33,271,376	05/22/26	(250,433)
	EUR	29,026,535	USD	33,714,320	05/26/26	(74,798)
	EUR	13,170,363	USD	15,317,000	06/17/26	(39,831)
	EUR	13,117,887	USD	15,258,464	06/18/26	(41,516)
	GBP	3,041,692	USD	4,056,029	04/10/26	(30,124)
	GBP	8,054,453	USD	10,779,073	04/28/26	(118,601)
	GBP	11,543,828	USD	15,414,474	05/11/26	(136,211)
	GBP	19,589,607	USD	26,069,718	06/17/26	(147,048)
	ILS	18,460,535	USD	5,955,772	06/17/26	(70,829)
	INR	2,071,544,180	USD	22,353,600	04/06/26	(292,412)
	INR	641,271,118	USD	6,918,241	04/09/26	(80,520)
	INR	371,086,488	USD	4,003,954	04/13/26	(50,733)

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	INR	338,207,526	USD	3,620,678	04/27/26	$(29,112)
	INR	4,297,825,453	USD	45,993,471	06/17/26	(715,869)
	JPY	1,334,969,034	USD	8,426,708	04/10/26	(7,461)
	JPY	316,906,854	USD	2,053,170	04/13/26	(53,912)
	JPY	93,780,454	USD	598,128	04/15/26	(6,376)
	JPY	446,469,733	USD	2,879,113	05/13/26	(54,895)
	JPY	2,110,892,281	USD	13,418,551	06/17/26	(30,717)
	JPY	801,956,016	USD	5,108,086	06/18/26	(21,448)
	KRW	5,674,507,469	USD	3,960,847	04/03/26	(227,127)
	KRW	108,788,415,513	USD	74,213,961	04/06/26	(2,070,711)
	KRW	6,546,511,823	USD	4,426,070	04/09/26	(73,097)
	KRW	23,775,086,926	USD	15,960,781	04/13/26	(150,273)
	KRW	5,982,372,233	USD	4,010,170	04/16/26	(31,546)
	KRW	13,238,302,893	USD	8,899,687	04/20/26	(94,480)
	KRW	6,390,962,019	USD	4,278,325	04/27/26	(26,680)
	KRW	8,197,859,625	USD	5,541,445	06/10/26	(80,998)
	KRW	122,265,173,047	USD	82,749,113	06/17/26	(1,290,226)
	MXN	567,836,653	USD	32,586,218	04/09/26	(928,070)
	MXN	72,667,932	USD	4,209,876	04/24/26	(163,569)
	MXN	164,548,096	USD	9,286,010	05/20/26	(145,685)
	MXN	121,125,926	USD	6,767,757	05/26/26	(43,296)
	MXN	531,236,516	USD	29,720,088	06/17/26	(279,924)
	MXN	100,172,740	USD	5,559,875	06/18/26	(8,936)
	NOK	36,692,211	USD	3,807,675	06/17/26	(20,789)
	NOK	127,782,601	USD	13,203,942	06/18/26	(16,076)
	NZD	50,500,527	AUD	42,255,613	04/10/26	(120,607)
	NZD	158,391,591	USD	94,693,612	04/02/26	(3,667,973)
	NZD	35,408,307	USD	20,545,984	04/10/26	(191,789)
	NZD	12,459,654	USD	7,449,930	04/14/26	(286,570)
	NZD	39,377,482	USD	23,272,092	04/16/26	(631,398)
	NZD	50,710,238	USD	29,614,779	04/30/26	(443,568)
	NZD	87,826,507	USD	51,652,951	06/17/26	(1,045,243)
	PHP	650,414,800	USD	10,913,000	04/13/26	(186,170)
	PLN	22,901,752	USD	6,350,652	04/13/26	(181,455)
	PLN	146,717,757	USD	40,014,255	06/17/26	(502,197)
	SEK	393,950,834	USD	43,026,061	06/17/26	(1,247,818)
	SGD	2,941,246	USD	2,340,767	04/23/26	(49,106)
	SGD	47,756,028	USD	37,799,012	06/17/26	(452,178)
	TRY	593,435,987	USD	12,276,456	06/17/26	(42,638)
	TWD	321,769,091	USD	10,162,830	04/02/26	(99,820)
	TWD	1,626,074,618	USD	51,417,450	04/07/26	(585,145)
	TWD	141,297,863	USD	4,426,070	04/09/26	(10,074)
	TWD	2,440,338,064	USD	76,898,748	04/10/26	(639,945)
	TWD	127,527,803	USD	4,000,872	04/13/26	(17,182)
	TWD	136,373,095	USD	4,265,658	04/20/26	(9,302)
	TWD	518,642,025	USD	16,263,469	05/18/26	(109,416)
	TWD	477,971,382	USD	15,016,380	06/17/26	(143,989)
	USD	115,361	AUD	171,033	04/22/26	(2,611)
	USD	12,860,308	AUD	18,774,172	05/26/26	(82,882)
	USD	17,734,053	BRL	92,775,537	04/02/26	(170,383)
	USD	16,451,390	BRL	86,538,094	04/08/26	(231,023)
	USD	7,534,753	BRL	39,884,218	05/05/26	(110,943)
	USD	4,843,054	BRL	25,791,057	06/17/26	(50,734)
	USD	24,623,751	CNH	169,924,076	04/10/26	(66,648)

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	27,106,054	CNH	187,291,497	04/20/26	$(129,746)
	USD	21,875,000	CNH	149,976,422	06/17/26	(17,701)
	USD	10,905,000	COP	41,744,340,000	04/06/26	(440,575)
	USD	6,823,292	COP	25,249,658,836	04/10/26	(31,287)
	USD	6,261,327	COP	23,567,949,212	06/17/26	(39,336)
	USD	25,402,944	EUR	22,055,170	04/10/26	(101,821)
	USD	13,544,090	EUR	11,813,423	04/23/26	(126,281)
	USD	1,886,035	EUR	1,636,388	05/22/26	(10,082)
	USD	73,620,408	EUR	63,910,155	06/17/26	(513,179)
	USD	31,546,068	EUR	27,372,749	06/18/26	(206,735)
	USD	12,660,151	GBP	9,602,627	06/18/26	(46,804)
	USD	3,157,904	HUF	1,062,116,800	06/17/26	(19,032)
	USD	18,356,861	HUF	6,262,942,103	06/18/26	(375,274)
	USD	21,885,368	INR	2,071,544,180	04/06/26	(175,821)
	USD	10,580,792	INR	1,001,485,855	05/06/26	(36,743)
	USD	3,150,784	JPY	503,190,955	04/10/26	(22,690)
	USD	8,775,000	JPY	1,386,392,085	06/17/26	(17,863)
	USD	1,376,182	JPY	217,535,524	06/18/26	(3,600)
	USD	4,346,289	KRW	6,544,816,475	04/09/26	(5,556)
	USD	9,956,079	KRW	15,102,375,674	04/13/26	(87,049)
	USD	4,431,000	KRW	6,681,682,140	05/04/26	(14,888)
	USD	4,344,000	NOK	42,276,677	06/17/26	(19,241)
	USD	1,441,768	NZD	2,508,295	04/14/26	(312)
	USD	50,814,611	NZD	88,712,659	04/30/26	(217,603)
	USD	21,797,758	SGD	28,085,249	04/10/26	(62,576)
	USD	10,035,213	TWD	321,769,091	04/02/26	(27,795)
	USD	54,470,122	TWD	1,746,638,927	04/10/26	(111,084)
	USD	14,528,006	TWD	468,237,635	05/18/26	(56,110)
	USD	10,317,116	TWD	331,972,810	06/17/26	(12,433)
	USD	11,460,983	ZAR	197,610,261	05/18/26	(174,262)
	ZAR	339,632,014	USD	21,029,846	04/08/26	(970,790)
	ZAR	25,759,431	USD	1,598,793	04/30/26	(80,094)
	ZAR	114,663,583	USD	6,906,405	05/18/26	(155,041)
	ZAR	1,060,473,182	USD	63,753,975	06/17/26	(1,452,188)

TOTAL						$(35,518,728)

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	3.000%	TBA - 30yr	04/15/26	$(8,000,000)	$(7,134,184)
Government National Mortgage
Association	5.500	TBA - 30yr	04/15/26	(3,000,000)	(3,016,590)
Government National Mortgage
Association	5.000	TBA - 30yr	04/15/26	(38,000,000)	(37,601,749)
Uniform Mortgage-Backed
Security	5.000	TBA - 30yr	04/14/26	(92,000,000)	(90,681,097)
Uniform Mortgage-Backed
Security	2.000	TBA - 30yr	04/15/26	(10,000,000)	(8,037,109)
Uniform Mortgage-Backed
Security	3.500	TBA - 30yr	04/15/26	(11,000,000)	(10,077,891)
Uniform Mortgage-Backed
Security	4.000	TBA - 30yr	04/15/26	(25,000,000)	(23,541,015)
Uniform Mortgage-Backed
Security	4.500	TBA - 30yr	05/13/26	(36,000,000)	(34,679,531)
Uniform Mortgage-Backed
Security	6.500	TBA - 30yr	04/13/26	(148,000,000)	(153,064,382)

(PROCEEDS RECEIVED: $(369,940,508))					$(367,833,548)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	3	06/26/26	$348,597	$ (19,052)
10 Year U.S. Treasury Notes	2,399	06/18/26	266,401,453	770,384
2 Year U.S. Treasury Notes	748	06/30/26	155,169,093	(939,325)
5 Year U.S. Treasury Notes	495	06/30/26	53,548,946	(7,491)
Euro-Schatz	1,752	06/08/26	214,148,994	(724,360)
ICE 3M Sonia Bonds	2,813	03/16/27	890,238,182	(5,074,040)
Ultra 10-Year U.S. Treasury Notes	696	06/18/26	79,006,875	(943,514)

Total				$(6,937,398)

Short position contracts:
20 Year U.S. Treasury Bonds	(183)	06/18/26	(20,839,125)	(4,983)
Ultra Long U.S. Treasury Bonds	(375)	06/18/26	(43,710,938)	2,797

Total				$ (2,186)

TOTAL FUTURES CONTRACTS				$(6,939,584)

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.490%(a)	12M SOFR(a)	05/28/27		$10		$75	$(8)	$83
3.062(b)	12M SOFR(b)	08/31/27		110,690	(c)	641,869	64,378	577,491
1.250(b)	12M JYOR(b)	12/15/27	JPY	72,181,440	(c)	1,106,429	186,639	919,790
3.175(a)	12M SOFR(a)	03/15/28		$300,190	(c)	2,075,273	125,332	1,949,941
2.500(d)	12M CDOR(d)	06/17/28	CAD	32,500	(c)	139,102	16,169	122,933
2.750(d)	12M CDOR(d)	06/17/28	CAD	59,760	(c)	48,307	130,842	(82,535)
2.000(a)	12M EURO(a)	06/17/28	EUR	3,160	(c)	43,536	55,644	(12,108)
4.000(a)	12M GBP(a)	06/17/28	GBP	25,710	(c)	145,784	(200,495)	346,279
3.000(a)	12M SOFR(a)	06/17/28		$253,220	(c)	2,865,311	1,732,169	1,133,142
3.250(a)	12M SOFR(a)	06/17/28		51,400	(c)	335,410	171,771	163,639
12M GBP(a)	3.750%(a)	06/17/28	GBP	211,630	(c)	(2,510,574)	(998,216)	(1,512,358)
4.500(e)	3M AUDOR(e)	06/17/28	AUD	71,680	(c)	171,161	2,605	168,556
2.250(a)	6M EURO(d)	06/17/28	EUR	61,350	(c)	874,657	(34,315)	908,972
2.500(a)	6M EURO(d)	06/17/28	EUR	27,900	(c)	242,965	(31,786)	274,751
12M EURO(b)	2.000(b)	09/10/28	EUR	1,138,677	(c)	(7,425,001)	(991,142)	(6,433,859)
2.500(b)	6M EURO(d)	09/10/28	EUR	1,138,677	(c)	4,613,859	(2,429,839)	7,043,698
Mexico Interbank TIIE 28 Days(f)	7.250(f)	09/14/28	MXN	498,480	(c)	(352,449)	(126,551)	(225,898)
6.000(d)	12M MIBOR(d)	09/16/28	INR	2,642,370	(c)	354,029	128,272	225,757
1.250(e)	12M THOR(e)	09/16/28	THB	374,210	(c)	61,460	13,278	48,182
3.500(e)	3M KWCDC(e)	09/16/28	KRW	55,754,800(c)		215,543	(26,243)	241,786
6M PRIBOR(d)	4.000(a)	09/16/28	CZK	953,280	(c)	(333,102)	(129,202)	(203,900)
12M CLICP(d)	4.750(d)	09/16/28	CLP	14,567,570	(c)	(85,837)	(1,148)	(84,689)
6M BUBOR(d)	6.250(a)	09/16/28	HUF	3,287,770	(c)	(190,731)	(164,086)	(26,645)
3M JIBAR(e)	6.750(e)	09/16/28	ZAR	311,840	(c)	(248,851)	(101,272)	(147,579)
3.750(a)	6M WIBOR(d)	09/16/28	PLN	81,290	(c)	323,649	307,739	15,910
1.250(a)	6M EURO(d)	12/19/28	EUR	2,630		132,487	(22,028)	154,515

1M BID Average(a)	13.250(a)	01/02/29	BRL	318,120		(1,009,853)	(578,458)	(431,395)
13.250(a)	1M BID Average(a)	01/02/29	BRL	79,740		253,130	(56,067)	309,197
2.250(a)	6M EURO(d)	06/17/29	EUR	1,660	(c)	34,494	2,229	32,265
12M JYOR(a)	1.771(a)	01/26/30	JPY	2,311,340	(c)	(45,589)	(62,990)	17,401
3.298(a)	12M SOFR(a)	08/31/30		$242,940	(c)	2,749,741	1,637,037	1,112,704
1M BID Average(a)	12.750(a)	01/02/31	BRL	59,120		(283,537)	(129,160)	(154,377)
12.750(a)	1M BID Average(a)	01/02/31	BRL	27,240		130,642	74,328	56,314
1.250(a)	12M JYOR(a)	06/17/31	JPY	109,740,000	(c)	18,369,358	12,702,014	5,667,344
6M EURO(d)	2.500(a)	06/17/31	EUR	194,560	(c)	(4,276,428)	(1,372,577)	(2,903,851)
3M NZDOR(e)	3.750(d)	06/17/31	NZD	240,740	(c)	(1,837,490)	(279,222)	(1,558,268)
12M GBP(a)	4.000(a)	06/17/31	GBP	84,550	(c)	(883,052)	942,545	(1,825,597)
6M AUDOR(d)	4.750(d)	06/17/31	AUD	185,780	(c)	(785,635)	(179,916)	(605,719)
12M SOFR(a)	3.379(a)	08/31/31		$158,350	(c)	(1,798,271)	(371,373)	(1,426,898)
Mexico Interbank TIIE 28 Days(f)	7.750(f)	09/11/31	MXN	248,590	(c)	(317,253)	(119,554)	(197,699)
1.500(e)	12M THOR(e)	09/16/31	THB	11,060	(c)	5,304	1,986	3,318
3M JIBAR(e)	7.000(e)	09/16/31	ZAR	51,820	(c)	(103,763)	(49,612)	(54,151)
2.000(a)	6M JYOR(a)	01/11/33	JPY	8,243,273	(c)	296,162	(890,950)	1,187,112
3.407(a)	12M SOFR(a)	01/31/33		$202,670(c)		3,548,751	28,505	3,520,246
12M CHFOR(a)	0.500(a)	06/17/36	CHF	23,540	(c)	(212,390)	(365,762)	153,372
12M JYOR(a)	1.500(a)	06/17/36	JPY	4,219,000	(c)	(1,681,015)	(1,596,649)	(84,366)
4.250(a)	12M GBP(a)	06/17/36	GBP	22,290	(c)	399,359	300,467	98,892

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(a)	12M SOFR(a)	06/17/36		$36,730	(c)	$394,958	$(606,188)	$1,001,146
12M CDOR(d)	3.250%(d)	06/17/36	CAD	24,460	(c)	(4,565)	330,672	(335,237)
2.750(a)	3M STIBOR(e)	06/17/36	SEK	308,080	(c)	951,820	863,632	88,188
3M NZDOR(e)	4.000(d)	06/17/36	NZD	56,840	(c)	(1,004,436)	(498,170)	(506,266)
6M NIBOR(d)	4.250(a)	06/17/36	NOK	81,170	(c)	(119,015)	(91,282)	(27,733)
6M AUDOR(d)	5.000(d)	06/17/36	AUD	61,430	(c)	(182,275)	521,930	(704,205)
2.750(a)	6M EURO(d)	06/17/36	EUR	197,460	(c)	6,630,089	1,746,260	4,883,829
3.805(a)	12M SOFR(a)	08/31/36		$87,920	(c)	638,879	(976,645)	1,615,524
Mexico Interbank TIIE 28 Days(f)	8.000(f)	09/04/36	MXN	93,400	(c)	(214,795)	(120,829)	(93,966)
11.250(e)	12M CPIBR(e)	09/16/36	COP	16,719,810	(c)	(49,044)	(26,756)	(22,288)
2.000(e)	12M THOR(e)	09/16/36	THB	189,810	(c)	108,646	16,324	92,322
7.750(e)	3M JIBAR(e)	09/16/36	ZAR	143,090	(c)	422,931	172,329	250,602
6M PRIBOR(d)	4.250(a)	09/16/36	CZK	92,690	(c)	(116,820)	(92,860)	(23,960)
6M WIBOR(d)	4.500(a)	09/16/36	PLN	17,650	(c)	(159,831)	(107,435)	(52,396)
12M CLICP(d)	5.250(d)	09/16/36	CLP	881,800	(c)	(5,781)	(6,232)	451
6.750(a)	6M BUBOR(d)	09/16/36	HUF	2,108,970	(c)	172,404	128,090	44,314
12M JYOR(a)	2.160(a)	08/02/44	JPY	13,324,914	(c)	(4,407,116)	(7,843,184)	3,436,068
3.000(a)	6M EURO(d)	06/17/46	EUR	510	(c)	20,124	3,624	16,500
12M JYOR(a)	2.500(a)	06/17/56	JPY	2,038,000	(c)	(1,397,294)	(927,330)	(469,964)
3.000(a)	6M EURO(d)	06/17/56	EUR	12,380	(c)	292,212	48,548	243,664

TOTAL						$17,768,117	$(150,174)	$17,918,291

(a)	Payments made annually.

(b)	Payments made at maturity.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.

(d)	Payments made semi-annually.

(e)	Payments made quarterly.

(f)	Payments made at monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.751%	Citigroup Global Markets,Inc.	12/15/56	$21,850	$(315,070)	$(296,468)	$(18,602)
CMBX.NA.AAA.17	0.500	0.751	MS & Co. Int. PLC	12/15/56	40,200	(579,671)	(508,778)	(70,893)

TOTAL						$(894,741)	$(805,246)	$(89,495)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 39	5.000%	2.636%	12/20/27	$21,533	$866,496	$729,868	$136,628
CDX.NA.HY Ind 45	5.000	3.648	12/20/30	62,964	3,424,623	4,423,587	(998,964)
CDX.NA.IG Ind 44	1.000	0.538	06/20/30	211,142	3,861,029	4,025,081	(164,052)
CDX.NA.IG Ind 45	1.000	0.588	12/20/30	727,674	13,118,321	15,267,039	(2,148,718)

TOTAL					$21,270,469	$24,445,575	$(3,175,106)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPMBKTL5 Index(b)	12MSOFR-0.570%	JPMorgan Securities, Inc.	05/29/26	$95,811	$2,301,900
JPMBKTL5 Index(b)	12MSOFR-0.570%	JPMorgan Securities, Inc.	04/14/26	98,472	2,365,841

TOTAL					$4,667,741

(a)	Payments made quarterly.

(b)	The top 50 components are shown below.

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts as of March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (JPMBKTL5 - 05/29/26) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Amazon.com Inc, 4.050, 08/22/47	Communications	252	$20,105	1.2
Elevance Health, Inc., 4.375, 12/02/47	Health Care	252	20,256	1.2
Texas Instruments, 4.150, 05/15/48	Technology	252	20,390	1.2
Comcast Corp, 3.750, 04/01/40	Communications	252	20,391	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	252	20,460	1.2
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	252	20,644	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	252	20,763	1.2
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	252	21,190	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	252	21,269	1.3
Visa Inc, 4.300, 12/14/45	Financials	252	21,340	1.3
Walmart Inc, 4.500, 04/15/53	Consumer Staples	252	21,808	1.3
Phillips 66, 4.875, 11/15/44	Energy	252	21,847	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	252	22,070	1.3
QUALCOMM Inc, 4.800, 05/20/45	Technology	252	22,257	1.3
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	252	22,292	1.3
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	252	22,352	1.3
Energy Transfer LP, 5.400, 10/01/47	Energy	252	22,352	1.3
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	252	22,462	1.3
KLA Corp, 4.950, 07/15/52	Technology	252	22,566	1.4
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	252	22,715	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	252	22,749	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	252	22,780	1.4

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL5 - 05/29/26) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	252	$22,957	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	252	23,131	1.4
Intuit Inc, 5.500, 09/15/53	Technology	252	23,148	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	252	23,420	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	252	23,484	1.4
RTX Corp, 5.375, 02/27/53	Industrials	252	23,603	1.4
Honeywell International Inc, 5.250, 03/01/54	Industrials	252	23,609	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	252	23,614	1.4
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	252	23,819	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	252	23,888	1.4
Waste Management Inc, 5.350, 10/15/54	Industrials	252	23,992	1.4
PepsiCo, 5.250, 07/17/54	Consumer Staples	252	24,089	1.4
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	252	24,290	1.5
Devon Energy Corp, 5.600, 07/15/41	Energy	252	24,373	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	252	24,393	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	252	24,424	1.5
Eli Lilly & Co, 5.500, 02/12/55	Consumer Staples	252	24,646	1.5

Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	252	25,089	1.5
Cisco Systems Inc, 5.500, 01/15/40	Communications	252	25,643	1.5
ONEOK Inc, 6.625, 09/01/53	Energy	252	25,822	1.5
Bank of America Corp, 5.875, 02/07/42	Financials	252	25,913	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	252	26,780	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	252	26,809	1.6
Enbridge Inc, 6.700, 11/15/53	Energy	252	27,370	1.6
United Parcel Service Inc, 6.200, 01/15/38	Industrials	252	27,465	1.6
Valero Energy Corp, 6.625, 06/15/37	Energy	252	27,561	1.7
ConocoPhillips, 6.500, 02/01/39	Energy	252	27,864	1.7
UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	252	28,368	1.7

A basket (JPMBKTL5 - 04/14/26) of Corporate Obligations

Amazon.com Inc, 4.050, 08/22/47	Communications	259	20,663	1.2
Elevance Health, Inc., 4.375, 12/02/47	Health Care	259	20,819	1.2
Comcast Corp, 3.750, 04/01/40	Communications	259	20,957	1.2
Texas Instruments, 4.150, 05/15/48	Technology	259	20,957	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	259	21,028	1.2
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	259	21,218	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	259	21,340	1.2
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	259	21,779	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	259	21,860	1.3
Visa Inc, 4.300, 12/14/45	Financials	259	21,933	1.3
Walmart Inc, 4.500, 04/15/53	Consumer Staples	259	22,414	1.3
Phillips 66, 4.875, 11/15/44	Energy	259	22,454	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	259	22,683	1.3
QUALCOMM Inc, 4.800, 05/20/45	Technology	259	22,875	1.3
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	259	22,911	1.3
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	259	22,972	1.3
Energy Transfer LP, 5.400, 10/01/47	Energy	259	22,973	1.3
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	259	23,085	1.3
KLA Corp, 4.950, 07/15/52	Technology	259	23,193	1.4
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	259	23,346	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	259	23,381	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	259	23,413	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	259	23,594	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	259	23,773	1.4
Intuit Inc, 5.500, 09/15/53	Technology	259	23,791	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	259	24,070	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	259	24,136	1.4
RTX Corp, 5.375, 02/27/53	Industrials	259	24,259	1.4
Honeywell International Inc, 5.250, 03/01/54	Industrials	259	24,264	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	259	24,270	1.4

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL5 - 04/14/26) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	259	$24,480	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	259	24,551	1.4
Waste Management Inc, 5.350, 10/15/54	Industrials	259	24,658	1.4
PepsiCo, 5.250, 07/17/54	Consumer Staples	259	24,758	1.4
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	259	24,965	1.5
Devon Energy Corp, 5.600, 07/15/41	Energy	259	25,050	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	259	25,071	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	259	25,103	1.5
Eli Lilly & Co, 5.500, 02/12/55	Consumer Staples	259	25,331	1.5
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	259	25,786	1.5
Cisco Systems Inc, 5.500, 01/15/40	Communications	259	26,355	1.5
ONEOK Inc, 6.625, 09/01/53	Energy	259	26,539	1.5
Bank of America Corp, 5.875, 02/07/42	Financials	259	26,633	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	259	27,524	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	259	27,553	1.6
Enbridge Inc, 6.700, 11/15/53	Energy	259	28,131	1.6
United Parcel Service Inc, 6.200, 01/15/38	Industrials	259	28,228	1.6
Valero Energy Corp, 6.625, 06/15/37	Energy	259	28,327	1.7
ConocoPhillips, 6.500, 02/01/39	Energy	259	28,638	1.7
UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	259	29,156	1.7

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2M IRS	Barclays Bank PLC	4.002%	06/30/2026	156,520,000	GBP	156,520,000	$ 291,718	$ 250,676	$ 41,042
6M IRS	Barclays Bank PLC	3.400	05/14/2026	52,300,000	GBP	52,300,000	18,310	164,867	(146,557)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	21,520,000	EUR	21,520,000	545	272,326	(271,781)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	EUR	21,760,000	29,020	327,067	(298,047)
6M IRS	BNP Paribas SA	1.950	05/11/2026	10,270,000	EUR	10,270,000	260	10,951	(10,691)
9M IRS	BNP Paribas SA	2.250	04/29/2026	18,390,000	EUR	18,390,000	1,237	124,154	(122,917)
2Y IRS	Citibank NA	1.771	01/24/2028	16,245,000,000	JPY	16,245,000,000	441,303	617,748	(176,445)

				16,525,760,000			$ 782,393	$ 1,767,789	$ (985,396)

Puts
2Y IRS	Citibank NA	1.771	01/24/2028	16,245,000,004	JPY	16,245,000,004	761,894	617,749	144,145

Total purchased option contracts				32,770,760,004			$ 1,544,287	$ 2,385,538	$ (841,251)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(35,880,000)	EUR	(35,880,000)	(21)	(199,258)	199,237
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(25,910,000)		$(25,910,000)	(231,159)	(243,554)	12,395
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(12,180,000)	GBP	(12,180,000)	(20,527)	(164,851)	144,324
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)	EUR	(6,400,000)	(12,961)	(326,983)	314,022
6M IRS	BNP Paribas SA	2.400	05/11/2026	(3,130,000)	EUR	(3,130,000)	(357)	(14,097)	13,740
9M IRS	BNP Paribas SA	2.586	04/29/2026	(4,260,000)	EUR	(4,260,000)	(2,146)	(124,191)	122,045
9M IRS	BNP Paribas SA	2.400	05/11/2026	(6,555,646)	EUR	(6,555,646)	(747)	(85,989)	85,242
1M IRS	BofA Securities LLC	2.970	04/16/2026	(35,270,000)	EUR	(35,270,000)	(104,245)	(279,035)	174,790

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	Deutsche Bank AG (London)	3.870%	04/23/2026	(25,470,000)		$(25,470,000)	$ (188,437)	$ (212,038)	$ 23,601
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(38,130,000)		$(38,130,000)	(110,916)	(277,014)	166,098
1M IRS	UBS AG (London)	3.117	04/27/2026	(23,470,000)	EUR	(23,470,000)	(274,561)	(237,971)	(36,590)

				(216,655,646)			$ (946,077)	$(2,164,981)	$ 1,218,904

Puts
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(35,880,000)	EUR	(35,880,000)	(1,160,533)	(199,258)	(961,275)
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(25,910,000)		$(25,910,000)	(209,405)	(243,554)	34,149
2M IRS	Barclays Bank PLC	4.900	06/30/2026	(156,520,000)	GBP	(156,520,000)	(232,918)	(250,676)	17,758
1M IRS	BofA Securities LLC	2.970	04/16/2026	(35,270,000)	EUR	(35,270,000)	(450,359)	(279,035)	(171,324)
1M IRS	Deutsche Bank AG (London)	3.870	04/23/2026	(25,470,000)		$(25,470,000)	(191,840)	(212,038)	20,198
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(38,130,000)		$(38,130,000)	(492,037)	(277,014)	(215,023)
1M IRS	UBS AG (London)	3.117	04/27/2026	(23,470,000)	EUR	(23,470,000)	(168,079)	(237,971)	69,892

				(340,650,000)			$(2,905,171)	$(1,699,546)	$(1,205,625)

Total written option contracts				(557,305,646)			$(3,851,248)	$(3,864,527)	$ 13,279

TOTAL				32,213,454,358			$(2,306,961)	$(1,478,989)	$ (827,972)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	BNP Paribas SA		$5.215	04/06/2026	42,930,000	$ 42,930,000	$ 162,833	$ 663,655	$ (500,822)
Call USD/Put MXN	BofA Securities LLC		18.200	04/07/2026	120,785,000	120,785,000	318,631	1,633,617	(1,314,986)
Call USD/Put MXN	BofA Securities LLC		17.840	04/07/2026	87,389,000	87,389,000	802,231	622,384	179,847
Call USD/Put ZAR	BofA Securities LLC		17.720	05/14/2026	48,144,000	48,144,000	448,317	742,140	(293,823)
Call USD/Put MXN	Citibank NA		17.750	04/07/2026	122,719,000	122,719,000	1,516,193	1,363,408	152,785
Call USD/Put BRL	Deutsche Bank AG (London)		5.375	04/06/2026	42,930,000	42,930,000	13,652	351,940	(338,288)
Call USD/Put MXN	Deutsche Bank AG (London)		17.800	05/18/2026	44,080,000	44,080,000	1,009,873	774,618	235,255
Call USD/Put CNH	HSBC Bank PLC		6.965	04/16/2026	81,478,000	81,478,000	27,947	319,638	(291,691)
Call USD/Put KRW	JPMorgan Securities, Inc.		1,485.500	04/02/2026	40,804,000	40,804,000	538,286	201,898	336,388
Call USD/Put TWD	JPMorgan Securities, Inc.		31.860	04/08/2026	87,537,000	87,537,000	726,119	540,103	186,016
Call USD/Put ZAR	JPMorgan Securities, Inc.		16.860	05/14/2026	43,767,000	43,767,000	1,063,013	838,138	224,875
Call USD/Put ZAR	JPMorgan Securities, Inc.		17.500	05/27/2026	43,821,000	43,821,000	622,171	911,039	(288,868)
Call USD/Put KRW	MS & Co. Int. PLC		1,485.500	04/02/2026	40,804,000	40,804,000	538,287	118,740	419,547
Call USD/Put MXN	MS & Co. Int. PLC		18.135	05/21/2026	43,791,000	43,791,000	711,297	708,801	2,496
Call USD/Put TWD	Standard Chartered Bank		31.940	04/09/2026	87,420,500	87,420,500	615,091	887,843	(272,752)
Call USD/Put TWD	Standard Chartered Bank		32.080	05/14/2026	43,767,000	43,767,000	516,319	413,554	102,765
Call USD/Put TWD	Standard Chartered Bank		32.780	05/14/2026	44,313,000	44,313,000	206,055	231,137	(25,082)

					1,066,479,500		$ 9,836,315	$ 11,322,653	$ (1,486,338)

Puts
Put EUR/Call USD	BNP Paribas SA	EUR	1.178	04/01/2026	69,084,000	EUR 69,084,000	1,494,407	578,207	916,200
Put EUR/Call USD	BNP Paribas SA		1.179	04/01/2026	105,394,000	105,394,000	2,385,229	679,277	1,705,952

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	BNP Paribas SA	EUR	1.155	04/16/2026	75,100,000	EUR	75,100,000	$509,108	$565,578	$(56,470)
Put EUR/Call USD	BNP Paribas SA		1.160	04/17/2026	70,649,000		70,649,000	658,748	670,402	(11,654)
Put EUR/Call USD	BNP Paribas SA		1.139	04/21/2026	38,032,000		38,032,000	111,833	364,353	(252,520)
Put EUR/Call USD	BNP Paribas SA		1.153	05/22/2026	75,546,000		75,546,000	777,321	804,024	(26,703)
Put EUR/Call USD	BNP Paribas SA		1.145	05/27/2026	37,970,000		37,970,000	299,840	396,666	(96,826)
Put EUR/Call USD	BNP Paribas SA		1.145	06/18/2026	38,200,000		38,200,000	367,401	471,963	(104,562)
Put NZD/Call USD	BNP Paribas SA	NZD	0.561	05/28/2026	154,238,000	NZD	154,238,000	697,895	893,884	(195,989)
Put USD/Call JPY	BNP Paribas SA		$154.250	04/09/2026	41,169,000		$41,169,000	20,708	426,264	(405,556)
Put USD/Call JPY	BNP Paribas SA		157.250	04/17/2026	87,510,000		87,510,000	432,124	802,204	(370,080)
Put GBP/Call USD	BofA Securities LLC	GBP	1.314	06/15/2026	32,830,000	GBP	32,830,000	507,758	543,450	(35,692)
Put USD/Call JPY	BofA Securities LLC		$154.000	04/17/2026	175,019,000		$175,019,000	228,400	1,070,241	(841,841)
Put EUR/Call USD	Citibank NA	EUR	1.173	04/21/2026	142,619,000	EUR	142,619,000	2,550,830	1,150,551	1,400,279
Put GBP/Call USD	Citibank NA	GBP	1.326	05/07/2026	32,875,000	GBP	32,875,000	487,611	365,888	121,723
Put USD/Call KRW	Citibank NA		$1,476.200	04/30/2026	43,767,000		$43,767,000	267,329	711,697	(444,368)
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.195	04/01/2026	103,678,000	EUR	103,678,000	3,951,840	1,271,781	2,680,059
Put USD/Call KRW	Deutsche Bank AG (London)		$1,416.000	04/02/2026	81,608,000		$81,608,000	0	424,606	(424,606)
Put AUD/Call USD	JPMorgan Securities, Inc.	AUD	0.696	05/22/2026	124,477,000	AUD	124,477,000	1,796,671	1,242,496	554,175
Put AUD/Call USD	JPMorgan Securities, Inc.		0.673	05/22/2026	64,457,000		64,457,000	362,448	487,642	(125,194)
Put EUR/Call USD	MS & Co. Int. PLC	EUR	1.178	04/01/2026	69,112,000	EUR	69,112,000	1,460,503	611,122	849,381
Put EUR/Call USD	Royal Bank of Canada (UK)		1.149	04/21/2026	149,638,000		149,638,000	787,137	1,001,504	(214,367)
Put USD/Call JPY	Standard Chartered Bank		$150.150	04/09/2026	82,338,000		$82,338,000	3,376	504,650	(501,274)
Put EUR/Call USD	UBS AG (London)	EUR	1.144	06/16/2026	38,296,000	EUR	38,296,000	347,697	479,032	(131,335)
Put NZD/Call USD	UBS AG (London)	NZD	0.577	04/28/2026	151,033,000	NZD	151,033,000	1,149,809	891,325	258,484

					2,084,639,000			$21,656,023	$17,408,807	$4,247,216

Total purchased option contracts					3,151,118,500			$31,492,338	$28,731,460	$2,760,878

Written option contracts

Calls
Call USD/Put BRL	BNP Paribas SA		$5.375	04/06/2026	(42,930,000)		$(42,930,000)	(13,652)	(298,922)	285,270
Call AUD/Put NZD	BofA Securities LLC	AUD	1.212	04/07/2026	(31,049,000)	AUD	(31,049,000)	(7,412)	(111,415)	104,003
Call AUD/Put NZD	BofA Securities LLC		1.211	04/15/2026	(31,096,000)		(31,096,000)	(30,766)	(139,288)	108,522
Call USD/Put CNH	BofA Securities LLC		$6.965	04/16/2026	(81,478,000)		$(81,478,000)	(27,947)	(253,234)	225,287
Call USD/Put MXN	BofA Securities LLC		17.750	04/07/2026	(122,719,000)		(122,719,000)	(1,516,193)	(720,925)	(795,268)
Call USD/Put MXN	BofA Securities LLC		17.840	04/07/2026	(87,952,918)		(87,952,918)	(807,408)	(1,193,852)	386,444
Call USD/Put SGD	BofA Securities LLC		1.272	04/02/2026	(21,883,000)		(21,883,000)	(225,658)	(103,332)	(122,326)
Call USD/Put SGD	BofA Securities LLC		1.276	04/06/2026	(21,913,000)		(21,913,000)	(166,999)	(103,254)	(63,745)
Call USD/Put ZAR	BofA Securities LLC		16.860	05/14/2026	(43,767,000)		(43,767,000)	(1,063,013)	(1,552,678)	489,665
Call AUD/Put NZD	Citibank NA	AUD	1.203	04/22/2026	(31,119,000)	AUD	(31,119,000)	(93,225)	(146,224)	52,999
Call USD/Put MXN	Citibank NA		$18.200	04/07/2026	(121,321,046)		$(121,321,046)	(320,045)	(689,104)	369,059
Call USD/Put BRL	Deutsche Bank AG (London)		5.215	04/06/2026	(42,930,000)		(42,930,000)	(162,834)	(800,602)	637,768
Call USD/Put KRW	Deutsche Bank AG (London)		1,485.500	04/02/2026	(81,608,000)		(81,608,000)	(1,076,573)	(434,726)	(641,847)
Call USD/Put MXN	Deutsche Bank AG (London)		18.650	05/18/2026	(48,488,000)		(48,488,000)	(413,070)	(342,859)	(70,211)
Call USD/Put SGD	HSBC Bank PLC		1.276	04/23/2026	(21,881,000)		(21,881,000)	(182,838)	(124,120)	(58,718)
Call USD/Put CNH	JPMorgan Securities, Inc.		6.885	04/07/2026	(21,881,000)		(21,881,000)	(44,681)	(65,862)	21,181
Call USD/Put ZAR	JPMorgan Securities, Inc.		17.720	05/14/2026	(48,144,000)		(48,144,000)	(448,317)	(413,076)	(35,241)
Call USD/Put ZAR	JPMorgan Securities, Inc.		18.575	05/27/2026	(43,821,000)		(43,821,000)	(225,240)	(358,456)	133,216
Call AUD/Put NZD	MS & Co. Int. PLC	AUD	1.194	04/23/2026	(31,425,000)	AUD	(31,425,000)	(177,768)	(143,088)	(34,680)
Call AUD/Put NZD	MS & Co. Int. PLC		1.197	04/27/2026	(32,228,000)		(32,228,000)	(154,827)	(143,441)	(11,386)
Call EUR/Put PLN	MS & Co. Int. PLC	EUR	4.268	04/23/2026	(18,886,000)	EUR	(18,886,000)	(193,343)	(129,472)	(63,871)
Call EUR/Put PLN	MS & Co. Int. PLC		4.270	04/28/2026	(18,997,000)		(18,997,000)	(197,707)	(131,418)	(66,289)
Call USD/Put CNH	MS & Co. Int. PLC		$6.860	04/16/2026	(21,937,000)		$(21,937,000)	(101,963)	(90,567)	(11,396)

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put MXN	MS & Co. Int. PLC		$18.930	05/21/2026	(48,170,000)		$(48,170,000)	$(331,361)	$(356,506)	$25,145
Call USD/Put TWD	MS & Co. Int. PLC		31.940	04/09/2026	(43,652,000)		(43,652,000)	(307,135)	(393,741)	86,606
Call USD/Put CAD	Royal Bank of Canada (UK)		1.355	04/07/2026	(21,793,000)		(21,793,000)	(561,649)	(119,099)	(442,550)
Call USD/Put TWD	Standard Chartered Bank		31.860	04/08/2026	(87,537,000)		(87,537,000)	(726,119)	(988,730)	262,611
Call USD/Put TWD	Standard Chartered Bank		31.940	04/09/2026	(43,768,500)		(43,768,500)	(307,955)	(300,296)	(7,659)
Call USD/Put TWD	Standard Chartered Bank		32.080	05/14/2026	(43,767,000)		(43,767,000)	(516,319)	(565,995)	49,676

					(1,358,141,464)			$(10,402,017)	$(11,214,282)	$812,265

Puts
Put EUR/Call USD	BNP Paribas SA	EUR	1.195	04/01/2026	(103,678,000)	EUR	(103,678,000)	(3,951,840)	(1,562,532)	(2,389,308)
Put EUR/Call USD	BNP Paribas SA		1.149	04/21/2026	(74,660,665)		(74,660,665)	(392,736)	(468,367)	75,631
Put EUR/Call USD	BNP Paribas SA		1.144	06/16/2026	(38,296,000)		(38,296,000)	(347,697)	(565,296)	217,599
Put NZD/Call USD	BNP Paribas SA	NZD	0.577	04/28/2026	(151,033,000)	NZD	(151,033,000)	(1,149,808)	(1,460,266)	310,458
Put USD/Call JPY	BNP Paribas SA		$150.150	04/09/2026	(82,338,000)		$(82,338,000)	(3,376)	(313,296)	309,920
Put USD/Call JPY	BNP Paribas SA		154.000	04/17/2026	(175,019,000)		(175,019,000)	(228,400)	(674,698)	446,298
Put AUD/Call NZD	BofA Securities LLC	AUD	1.212	04/07/2026	(31,049,000)	AUD	(31,049,000)	(217,757)	(111,415)	(106,342)
Put AUD/Call NZD	BofA Securities LLC		1.211	04/15/2026	(31,096,000)		(31,096,000)	(231,861)	(139,288)	(92,573)
Put EUR/Call USD	BofA Securities LLC	EUR	1.139	04/21/2026	(38,032,000)	EUR	(38,032,000)	(111,832)	(149,289)	37,457
Put USD/Call JPY	BofA Securities LLC		$157.250	04/17/2026	(87,510,000)		$(87,510,000)	(432,125)	(1,134,830)	702,705
Put USD/Call SGD	BofA Securities LLC		1.272	04/02/2026	(21,883,000)		(21,883,000)	(284)	(103,332)	103,048
Put USD/Call SGD	BofA Securities LLC		1.276	04/06/2026	(21,913,000)		(21,913,000)	(11,022)	(103,254)	92,232
Put AUD/Call NZD	Citibank NA	AUD	1.203	04/22/2026	(31,119,000)	AUD	(31,119,000)	(157,852)	(146,224)	(11,628)
Put EUR/Call USD	Citibank NA	EUR	1.179	04/01/2026	(105,394,000)	EUR	(105,394,000)	(2,385,229)	(1,007,768)	(1,377,461)
Put USD/Call KRW	Citibank NA		$1,416.000	04/02/2026	(81,608,000)		$(81,608,000)	0	(85,169)	85,169
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.178	04/01/2026	(69,084,000)	EUR	(69,084,000)	(1,494,407)	(355,341)	(1,139,066)
Put EUR/Call USD	Deutsche Bank AG (London)		1.178	04/01/2026	(69,112,000)		(69,112,000)	(1,460,503)	(345,455)	(1,115,048)
Put EUR/Call USD	Deutsche Bank AG (London)		1.149	04/21/2026	(74,977,334)		(74,977,334)	(394,401)	(362,447)	(31,954)
Put USD/Call SGD	HSBC Bank PLC		$1.276	04/23/2026	(21,881,000)		$(21,881,000)	(56,650)	(124,120)	67,470
Put AUD/Call USD	JPMorgan Securities, Inc.	AUD	0.696	05/22/2026	(62,238,500)	AUD	(62,238,500)	(898,335)	(1,110,250)	211,915
Put EUR/Call USD	JPMorgan Securities, Inc.	EUR	1.155	04/16/2026	(37,603,044)	EUR	(37,603,044)	(254,913)	(214,658)	(40,255)
Put USD/Call CNH	JPMorgan Securities, Inc.		$6.885	04/07/2026	(21,881,000)		$(21,881,000)	(47,854)	(65,862)	18,008
Put AUD/Call NZD	MS & Co. Int. PLC	AUD	1.194	04/23/2026	(31,425,000)	AUD	(31,425,000)	(84,298)	(143,088)	58,790
Put AUD/Call NZD	MS & Co. Int. PLC		1.197	04/27/2026	(32,228,000)		(32,228,000)	(115,337)	(143,441)	28,104
Put AUD/Call USD	MS & Co. Int. PLC		0.696	05/22/2026	(62,238,500)		(62,238,500)	(898,335)	(747,135)	(151,200)
Put EUR/Call PLN	MS & Co. Int. PLC	EUR	4.268	04/23/2026	(18,886,000)	EUR	(18,886,000)	(49,444)	(129,472)	80,028
Put EUR/Call PLN	MS & Co. Int. PLC		4.270	04/28/2026	(18,997,000)		(18,997,000)	(59,923)	(131,418)	71,495
Put USD/Call CNH	MS & Co. Int. PLC		$6.860	04/16/2026	(21,937,000)		$(21,937,000)	(42,295)	(90,567)	48,272
Put EUR/Call USD	Royal Bank of Canada (UK)	EUR	1.155	04/16/2026	(37,778,000)	EUR	(37,778,000)	(256,099)	(312,599)	56,500
Put EUR/Call USD	Royal Bank of Canada (UK)		1.160	04/17/2026	(70,649,000)		(70,649,000)	(658,748)	(261,004)	(397,744)
Put EUR/Call USD	Royal Bank of Canada (UK)		1.173	04/21/2026	(142,619,000)		(142,619,000)	(2,550,830)	(2,462,450)	(88,380)
Put USD/Call CAD	Royal Bank of Canada (UK)		$1.355	04/07/2026	(21,793,000)		$(21,793,000)	(22)	(119,099)	119,077
Put USD/Call JPY	Standard Chartered Bank		154.250	04/09/2026	(41,169,000)		(41,169,000)	(20,708)	(598,350)	577,642

					(1,931,125,043)			$(18,964,921)	$(15,741,780)	$(3,223,141)

Total written option contracts					(3,289,266,507)			$(29,366,938)	$(26,956,062)	$(2,410,876)

TOTAL					(138,148,007)			$2,125,400	$1,775,398	$350,002

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
GO	—General Obligation
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
PI	—Private Investment
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 34.3%

Collateralized Mortgage Obligations – 8.0%
Interest Only – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$780,269	2.324	%(a)(b)	07/25/50	$89,091
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
331,729	2.213	(a)(b)	05/15/46	34,983
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
90,218	2.263	(a)(b)	03/15/44	8,540
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
257,659	2.324	(a)(b)	05/25/47	29,406
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
120,126	2.174	(a)(b)	02/25/42	11,366
Government National Mortgage Association REMICS Series 2014- 132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
82,422	2.311	(a)(b)(c)	10/20/43	3,788
Government National Mortgage Association REMICS Series 2015- 129, Class IC
74,080	4.500	(c)(d)	09/16/45	13,758
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
118,273	2.261	(a)(b)(c)	01/20/49	12,861
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
81,757	2.311	(a)(b)(c)	06/20/49	9,123
Government National Mortgage Association REMICS Series 2020-78, Class DI
456,846	4.000	(c)(d)	06/20/50	97,801
Government National Mortgage Association REMICS Series 2013- 124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
187,020	2.261	(a)(b)(c)	08/20/43	18,867
Government National Mortgage Association REMICS Series 2015- 123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
114,099	2.461	(a)(b)(c)	09/20/45	13,430
Government National Mortgage Association REMICS Series 2016-27, Class IA
75,126	4.000	(c)(d)	06/20/45	9,769
Government National Mortgage Association REMICS Series 2018- 122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
236,360	2.411	(a)(b)(c)	09/20/48	26,795
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
220,702	2.461	(a)(b)(c)	02/20/40	22,843
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
85,418	2.411	(a)(b)(c)	01/20/46	9,749
Government National Mortgage Association REMICS Series 2019- 151, Class IA
1,071,362	3.500	(c)(d)	12/20/49	200,056
Government National Mortgage Association REMICS Series 2016- 138, Class GI
200,916	4.000	(c)(d)	10/20/46	39,009

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
Government National Mortgage Association REMICS Series 2015- 167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
$69,053	2.461	%(a)(b)(c)	11/20/45	$7,904

				659,139

Regular Floater(b) – 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
774,928	4.662		02/25/55	774,083
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
1,138,306	5.112	(c)(e)	10/25/44	1,137,366
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
310,500	4.712	(c)(e)	10/25/44	310,264
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
1,554,198	4.662		03/25/55	1,562,921

				3,784,634

Sequential Fixed Rate – 4.0%
Angel Oak Mortgage Trust Series 2025-7, Class A1
1,985,269	5.509	(c)(e)(f)	06/25/70	1,991,866
CIM Trust Series 2025-I1, Class A2
849,480	5.908	(c)(e)(f)	10/25/69	853,537
COLT Mortgage Loan Trust Series 2025-6, Class A1
1,726,990	5.529	(c)(e)(f)	08/25/70	1,733,248
COLT Mortgage Loan Trust Series 2025-7, Class A1
2,608,074	5.470	(c)(e)(f)	06/25/70	2,613,388
Federal National Mortgage Association REMICS Series 2011-99, Class DB
95,345	5.000		10/25/41	95,767
Federal National Mortgage Association REMICS Series 2012-111, Class B
13,344	7.000		10/25/42	14,212
Federal National Mortgage Association REMICS Series 2012-153, Class B
55,768	7.000		07/25/42	59,902
Federal National Mortgage Association REMICS Series 2011-52, Class GB
111,237	5.000		06/25/41	111,691
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,548,727	5.853	(c)(e)(f)	11/25/64	1,557,880
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1A
1,333,794	5.493	(c)(e)(f)	08/25/55	1,338,351
JP Morgan Mortgage Trust Series 2026-VIS1, Class A1A
2,532,114	4.787	(c)(e)(f)	06/25/66	2,507,700
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
1,397,490	5.562	(c)(e)(f)	03/25/70	1,403,260
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3, Class A1A
2,395,321	4.912	(c)(e)(f)	09/25/70	2,377,858
New Residential Mortgage Loan Trust Series 2025-NQM1, Class A1
881,941	5.643	(c)(e)(f)	01/25/65	888,361
OBX Trust Series 2024-NQM2, Class A1
903,307	5.878	(c)(e)(f)	12/25/63	905,521

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
OBX Trust Series 2024-NQM14, Class A1
$2,108,911	4.944	%(c)(e)(f)	09/25/64	$2,097,931
OBX Trust Series 2025-NQM11, Class A1A
1,930,433	5.418	(c)(e)(f)	05/25/65	1,935,165
OBX Trust Series 2025-NQM21, Class A1A
2,087,382	4.989	(c)(e)(f)	10/25/65	2,078,704
OBX Trust Series 2025-NQM15, Class A1A
2,031,114	5.143	(c)(e)(f)	07/27/65	2,028,698
Santander Mortgage Asset Receivable Trust Series 2025-NQM1, Class A1
1,362,349	5.545	(c)(e)(f)	01/25/65	1,366,304
Verus Securitization Trust Series 2023-INV2, Class A3
535,951	7.079	(c)(e)(f)	08/25/68	536,299
Verus Securitization Trust Series 2024-INV2, Class A1
962,277	5.332	(c)(e)(f)	08/26/69	963,038
Verus Securitization Trust Series 2025-1, Class A1A
2,254,219	5.620	(c)(e)(f)	01/25/70	2,265,703

				31,724,384

Sequential Floating Rate(b)(c) –3.4%
Angel Oak Mortgage Trust Series 2021-4, Class A1
872,105	1.035	(e)	01/20/65	743,644
Angel Oak Mortgage Trust Series 2021-3, Class A1
539,817	1.068	(e)	05/25/66	467,991
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,825,000	3.941	(e)	11/25/59	1,758,928
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(e)	02/25/55	277,784
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(e)	02/25/55	426,242
COLT Mortgage Loan Trust Series 2021-HX1, Class A3
1,871,117	1.451	(e)	10/25/66	1,611,280
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
26,938	5.359		09/25/35	24,471
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
44,127	5.312	(e)	01/25/34	44,243
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
963,478	4.862	(e)	05/25/44	963,004
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
137,080	5.212	(e)	10/25/41	137,441
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
282,154	5.312	(e)	12/25/41	282,414
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
16,390	5.562	(e)	04/25/42	16,406
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	6.662	(e)	04/25/42	229,831

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
$450,000	5.462	%(e)	01/25/44	$451,944
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,845,000	5.462	(e)	02/25/44	1,845,758
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,650,000	5.312	(e)	05/25/44	1,648,712
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	5.612	(e)	03/25/44	251,420
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,100,594	5.362	(e)	07/25/44	1,100,732
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
623,269	5.262	(e)	09/25/44	622,074
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2A1 (1 mo. USD Term SOFR + 1.450%)
779,810	5.112	(e)	03/25/45	781,543
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
1,850,000	5.162	(e)	01/25/45	1,840,604
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01, Class 2M2 (1 mo. USD Term SOFR + 1.350%)
1,380,000	5.012	(e)	01/25/46	1,374,048
GCAT Trust Series 2021-NQM5, Class A2
1,318,262	1.417	(e)	07/25/66	1,112,474
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
133,432	4.700		08/19/36	98,851
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
887,112	2.520	(e)	05/25/52	751,998
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
292,917	3.514	(e)	07/25/52	261,318
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,185,393	5.990	(e)	07/25/64	1,191,204
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,561,925	3.000	(e)	05/25/54	1,425,830
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(e)	10/25/54	710,671
JP Morgan Mortgage Trust Series 2024-1, Class A4
374,120	6.000	(e)	06/25/54	374,924
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
1,388,176	5.577	(e)	09/25/65	1,394,342
MFA Trust Series 2025-NQM4, Class A1
1,636,715	5.229	(e)	08/25/70	1,634,907
Mill City Mortgage Loan Trust Series 2017-2, Class A3
85,364	3.250	(e)	07/25/59	83,880

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(c) – (continued)
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
$22,395	4.818%		11/20/34	$20,685
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(e)	01/25/60	490,283
Verus Securitization Trust Series 2021-8, Class A1
91,920	2.824	(e)	11/25/66	83,727
Verus Securitization Trust Series 2025-1, Class A1
1,088,246	5.620	(e)	01/25/70	1,093,370

				27,628,978

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				63,797,135

Commercial Mortgage-Backed Securities – 11.9%
Regular Floater(b)(e) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.165%		11/15/41	$1,600,198
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
2,350,000	5.805		11/15/29	2,344,995
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.165		11/15/41	899,126

				4,844,319

Sequential Fixed Rate – 2.9%
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,307,702
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,237,411
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	594,523
Bank5 Series 2025-5YR14, Class A3
1,500,000	5.646	(c)	04/15/58	1,549,862
Bank5 Series 2026-5YR20, Class A3
1,600,000	5.104	(c)	02/15/59	1,624,134
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,175,787
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,456,528
BWAY Mortgage Trust Series 2013-1515, Class A2
1,156,757	3.454	(c)(e)	03/10/33	1,111,885
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	284,865
COMM Mortgage Trust Series 2024-277P, Class A
1,825,000	6.338	(e)	08/10/44	1,902,850
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(e)	05/10/41	1,346,802
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,300,000	3.598	(c)(e)	06/05/39	1,201,026
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,600,000	6.234	(e)	06/05/42	1,653,761
ROCK Trust Series 2024-CNTR, Class A
3,325,000	5.388	(e)	11/13/41	3,381,088

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
ROCK Trust Series 2024-CNTR, Class D
$1,750,000	7.109	%(e)	11/13/41	$1,819,298
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	991,128

				23,638,650

Sequential Floating Rate – 8.4%
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR + 1.743%)
1,950,000	5.416	(b)(e)	06/15/40	1,950,409
Bank Series 2022-BNK40, Class A4
1,150,000	3.390	(b)(c)	03/15/64	1,068,767
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	407,922
Bank5 Series 2025-5YR16, Class AS
2,200,000	5.751	(b)(c)	08/15/63	2,252,574
Bank5 Trust Series 2025-5YR13, Class AS
1,050,000	6.096	(b)(c)	01/15/58	1,086,527
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	4.592	(b)(e)	03/15/37	1,683,017
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	4.841	(b)(e)	03/15/37	439,375
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
2,550,000	4.674	(b)(e)	10/10/42	2,529,139
BFLD Commercial Mortgage Trust Series 2025-660F, Class A (1 mo. USD Term SOFR + 1.500%)
2,650,000	5.173	(b)(e)	11/15/42	2,636,082
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
2,250,000	5.473	(b)(e)	11/15/42	2,243,480
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR +
1.900%)
1,750,000	5.573	(b)(e)	06/15/42	1,745,631
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
1,800,000	5.011	(b)(e)	06/15/44	1,830,871
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
672,414	5.064	(b)(e)	03/15/41	672,450
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
900,000	5.050	(b)(e)	11/13/46	892,367
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
1,750,000	5.073	(b)(e)	02/15/43	1,748,196
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	5.315	(b)(e)	02/15/41	2,042,419
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,464,024	4.816	(b)(e)	03/15/30	1,456,308
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
1,550,000	5.073	(b)(e)	06/15/35	1,547,112
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,850,000	4.802	(b)(e)	08/10/42	1,865,361
Durst Commercial Mortgage Trust Series 2025-151, Class B
2,250,000	5.210	(b)(e)	08/10/42	2,268,565

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Durst Commercial Mortgage Trust Series 2025-151, Class C
$1,025,000	5.436	%(b)(e)	08/10/42	$1,030,129
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
602,712	4.349	(b)(c)	02/25/33	603,270
Houston Galleria Mall Trust Series 2025-HGLR, Class A
975,000	5.462	(b)(e)	02/05/45	994,824
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
750,000	6.340	(b)(e)	01/13/40	770,054
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
3,100,000	5.467	(b)(e)	01/13/40	3,174,553
IRV Trust Series 2025-200P, Class A
2,100,000	5.295	(b)(c)(e)	03/14/47	2,117,689
IRV Trust Series 2025-200P, Class C
675,000	5.730	(b)(c)(e)	03/14/47	669,254
IRV Trust Series 2025-200P, Class D
750,000	6.166	(b)(c)(e)	03/14/47	751,166
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
962,757	5.029	(b)(e)	04/15/37	945,977
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
550,000	5.797	(b)(e)	10/05/39	555,037
KRE Commercial Mortgage Trust Series 2025-AIP4, Class A (1 mo. USD Term SOFR + 1.300%)
1,588,438	4.973	(b)(e)	03/15/42	1,579,946
LBTY Commercial Mortgage Trust Series 2026-225L, Class A
1,450,000	4.593	(b)(e)	02/10/43	1,432,467
LBTY Commercial Mortgage Trust Series 2026-225L, Class B
1,000,000	4.885	(b)(e)	02/10/43	983,845
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	4.874	(b)(c)(e)	10/13/33	1,869,091
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
1,450,000	5.935	(b)(e)	10/15/42	1,457,746
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
850,000	6.014	(b)(c)	12/15/56	901,537
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
1,200,000	5.365	(b)(e)	02/15/42	1,193,878
NYC Commercial Mortgage Trust Series 2025-300P, Class A
1,850,000	4.879	(b)(e)	07/13/42	1,837,031
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
2,200,000	5.416	(b)(e)	10/15/40	2,200,189
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
1,300,000	5.766	(b)(e)	10/15/40	1,300,406
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,000,000	5.344	(e)	08/10/42	2,030,164
SCG Trust Series 2025-SNIP, Class A (1 mo. USD Term SOFR + 1.500%)
2,550,000	5.173	(b)(e)	09/15/42	2,544,603
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
350,000	5.815	(b)(e)	04/15/42	347,813
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(b)(c)	08/15/50	1,108,651

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
$1,600,000	4.954	%(b)(e)	07/15/35	$1,606,179
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.360	(b)(e)	07/15/35	1,002,610

				67,374,681

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$95,857,650

Federal Agencies – 14.4%
Federal Home Loan Mortgage Corp. – 0.0%
$386	5.000%		01/01/33	$392
107	5.000		06/01/33	109
1,111	5.000		07/01/33	1,132
1,463	5.000		08/01/33	1,489
279	5.000		10/01/33	284
778	5.000		11/01/33	792
311	5.000		12/01/33	317
1,013	5.000		02/01/34	1,032
532	5.000		03/01/34	542
663	5.000		04/01/34	675
996	5.000		05/01/34	1,015
19,515	5.000		06/01/34	19,874
354	5.000		11/01/34	361
4,389	5.000		04/01/35	4,470
1	5.000		11/01/35	1
5,432	5.000		01/01/40	5,523
4,239	4.000		06/01/40	4,144
27,857	4.000		02/01/41	27,245
2,719	4.000		11/01/41	2,647

				72,044

Government National Mortgage Association – 4.2%
131,343	4.000		11/20/44	126,157
12,367	4.000		05/20/45	11,870
283,276	4.000		07/20/45	271,673
197,039	4.000		01/20/46	188,800
65,051	4.500		02/20/48	64,125
22,341	4.500		03/20/48	22,023
78,272	4.500		04/20/48	77,109
178,121	4.500		05/20/48	175,362
716,592	4.000		07/20/48	683,234
246,883	4.500		08/20/48	242,905
138,622	5.000		08/20/48	140,000
724,792	4.000		09/20/48	692,245
1,162,987	4.500		09/20/48	1,144,248
160,582	5.000		09/20/48	162,178
160,603	5.000		10/20/48	162,099
639,338	5.000		11/20/48	645,293
268,265	5.000		12/20/48	270,596
900,249	4.500		01/20/49	885,462
457,553	5.000		01/20/49	461,243
242,057	4.500		02/20/49	238,006
171,372	4.500		03/20/49	168,557
256,320	5.000		03/20/49	258,547
505,578	3.000		08/20/49	453,995
377,185	4.500		10/20/49	371,108
146,722	4.500		12/20/49	144,312

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$1,646,399	3.000%	03/20/50	$1,473,259
613,302	3.000	07/20/51	548,069
307,269	2.500	09/20/51	264,062
727,185	2.500	10/20/51	626,977
454,396	2.500	11/20/51	391,211
667,394	3.000	12/20/51	595,782
1,398,185	2.500	12/20/51	1,204,205
10,595,982	4.500	10/20/52	10,319,894
5,000,000	2.000	TBA-30yr(g)	4,119,179
1,000,000	5.500	TBA-30yr(g)	1,005,530
4,000,000	6.000	TBA-30yr(g)	4,065,938
1,000,000	6.500	TBA-30yr(g)	1,036,016

			33,711,269

Uniform Mortgage-Backed Security – 10.2%
95,866	4.500	07/01/36	95,416
4,052	4.500	12/01/36	4,033
3,736	4.500	05/01/38	3,729
6,109	4.500	05/01/39	6,096
5,080	4.500	06/01/39	5,068
3,733	4.500	09/01/39	3,727
6,036	4.500	10/01/39	6,026
2,884	4.500	03/01/40	2,879
35,244	4.500	04/01/40	35,175
3,535	4.500	12/01/40	3,528
36,221	4.500	01/01/41	36,150
11,636	4.500	04/01/41	11,581
16,825	4.500	06/01/41	16,746
16,428	4.500	07/01/41	16,351
26,106	4.500	08/01/41	25,981
68,122	4.500	09/01/41	67,802
39,741	4.500	10/01/41	39,554
48,093	4.500	11/01/41	47,867
44,671	4.500	12/01/41	44,462
34,817	4.500	01/01/42	34,654
2,909	4.500	03/01/42	2,896
7,497	4.500	04/01/42	7,465
23,248	3.000	12/01/42	21,695
57,348	3.000	01/01/43	53,251
72,881	3.000	04/01/43	67,295
166,239	4.500	06/01/45	164,677
1,276,242	4.000	08/01/45	1,233,491
670,321	4.500	11/01/47	657,532
2,076,727	4.000	01/01/48	1,987,924
11,639	4.500	08/01/48	11,366
205,985	4.500	09/01/48	202,441
135,855	5.000	11/01/48	136,900
688,459	3.000	02/01/49	624,663
9,903	4.500	03/01/49	9,665
75,576	3.500	07/01/49	70,348
694,862	4.000	07/01/49	664,596
316,499	4.500	10/01/50	308,878
2,003,975	3.000	12/01/50	1,794,433
121,427	2.500	03/01/51	104,362
5,117,689	2.000	03/01/51	4,170,472
2,197,603	2.500	05/01/51	1,878,246
622,873	2.000	07/01/51	505,410
816,339	2.000	08/01/51	662,107

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
	$2,194,586	2.500%	09/01/51	$1,877,725
	609,277	2.500	10/01/51	522,507
	639,648	2.500	11/01/51	548,552
	1,581,700	2.000	01/01/52	1,289,693
	698,164	2.000	02/01/52	564,795
	1,142,095	2.500	02/01/52	966,984
	391,182	2.000	03/01/52	316,767
	676,784	2.500	03/01/52	570,673
	826,750	4.500	04/01/52	801,804
	936,742	2.000	04/01/52	758,545
	743,083	3.000	08/01/52	664,455
	709,456	5.500	09/01/52	723,370
	329,690	2.500	09/01/52	278,919
	1,501,211	5.500	11/01/52	1,530,183
	2,054,505	6.000	11/01/52	2,131,008
	1,346,817	6.000	12/01/52	1,395,074
	668,255	6.000	01/01/53	692,199
	729,678	5.500	04/01/53	742,164
	4,640,616	4.500	05/01/53	4,537,575
	409,456	2.500	01/01/54	346,338
	1,000,000	5.000	TBA-30yr(g)	985,664
	22,000,000	2.500	TBA-30yr(g)	18,493,750
	1,000,000	3.000	TBA-30yr(g)	878,828
	5,000,000	4.000	TBA-30yr(g)	4,711,914
	7,000,000	3.500	TBA-30yr(g)	6,413,203
	8,000,000	4.500	TBA-30yr(g)	7,936,875
	2,000,000	6.500	TBA-30yr(g)	2,068,438
	3,000,000	6.000	TBA-30yr(g)	3,056,953

				81,651,893

TOTAL FEDERAL AGENCIES				$115,435,206

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $277,874,261)				$275,089,991

Sovereign Debt Obligations – 33.7%

British Pound – 0.7%
U.K. Gilts
GBP	1,990,000	3.500%	01/22/45	$2,034,501
	840,000	1.500	07/31/53	482,321
	220,000	1.750	07/22/57	129,927
	3,330,000	3.500	07/22/68	3,024,003

				5,670,752

Canadian Dollar – 0.8%
Province of British Columbia
CAD	2,000,000	4.950	06/18/40	1,519,517
Province of Ontario
	2,300,000	4.650	06/02/41	1,695,264
Province of Quebec
GBP	2,390,000	2.250	09/15/26	3,135,884

				6,350,665

Chinese Yuan Renminbi – 1.9%
China Government Bonds
CNY	58,720,000	1.650	05/15/35	8,425,076

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Chinese Yuan Renminbi – (continued)
CNY	23,780,000	1.980%		04/25/45	$3,268,359
	26,320,000	1.880		04/25/55	3,477,190

					15,170,625

Euro – 23.6%
European Financial Stability Facility (h)
EUR	1,170,000	0.875		04/10/35	1,095,494
European Union
	6,632,868	1.625		12/04/29	7,337,935
	820,000	0.200		06/04/36	691,570
Finland Government Bonds
	1,190,000	1.500		09/15/32	1,248,630
France Treasury Bills BTF (i)
	31,738,767	0.000		04/22/26	36,644,907
	46,748,349	0.000		05/06/26	53,932,505
	33,010,000	0.000		06/17/26	37,982,538
French Republic Government Bonds OAT
	7,350,000	3.500		11/25/33	8,498,133
	1,760,000	1.250		05/25/34	1,706,551
	1,030,000	4.500		04/25/41	1,244,754
	310,000	3.250		05/25/45	312,464
	210,000	2.000		05/25/48	163,247
	800,000	1.750		05/25/66	474,490
Indonesia Government International Bonds (c)
	1,250,000	4.100		03/04/34	1,386,125
Ireland Government Bonds
	430,000	0.200		10/18/30	442,602
	920,000	0.350		10/18/32	900,068
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000		08/01/26	6,195,903
	3,220,000	0.900		04/01/31	3,320,624
	1,680,000	6.000		05/01/31	2,189,528
	1,130,000	3.250		03/01/38	1,211,744
	1,370,000	4.450		09/01/43	1,607,505
	1,170,000	2.150		09/01/52	867,502
	357,000	4.500		10/01/53	410,423
	100,000	2.800		03/01/67	80,565
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,647,096
	250,000	2.150		06/22/66	174,715
Netherlands Government Bonds
	709,181	2.500		07/15/34	788,214
	673,445	0.000		01/15/38	532,800
	838,544	3.750		01/15/42	1,011,315
	687,236	2.000		01/15/54	589,116
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,355,715
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,331,549
Republic of Austria Government Bonds
	1,270,000	0.000		10/20/28	1,370,224
	280,000	2.100	(j)	09/20/17	193,257
	280,000	0.850	(k)	06/30/20	100,629
Romania Government International Bonds
	630,000	2.124		07/16/31	624,958
	610,000	4.625	(e)	03/04/33	657,917
	1,130,000	5.375	(e)	06/07/33	1,269,383

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Spain Government Bonds
EUR	870,000	1.250%	10/31/30	$934,525
	3,430,000	2.550	10/31/32	3,829,057
	650,000	0.850	07/30/37	559,563
	700,000	2.900	10/31/46	686,542
	1,110,000	3.450	07/30/66	1,110,033

				188,712,415

Indonesia Rupiah – 0.2%
Indonesia Treasury Bonds
IDR	10,285,000,000	6.500	07/15/30	603,172
	7,702,000,000	6.500	02/15/31	450,760
	7,391,000,000	6.375	04/15/32	426,994
	5,281,000,000	7.125	06/15/38	315,615

				1,796,541

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000	03/31/27	758,333
	2,500,000	1.300	04/30/32	680,944

				1,439,277

Japanese Yen – 4.0%
Japan Government Five Year Bonds
JPY	958,350,000	1.100	12/20/29	5,923,044
Japan Government Forty Year Bonds
	292,700,000	2.200	03/20/64	1,280,757
	249,100,000	3.100	03/20/65	1,372,518
Japan Government Ten Year Bonds
	245,900,000	0.200	06/20/32	1,391,949
	768,800,000	1.400	03/20/35	4,513,397
Japan Government Thirty Year Bonds
	1,843,900,000	1.400	09/20/52	7,227,233
Japan Government Twenty Year Bonds
	903,000,000	1.100	09/20/42	4,269,172
	1,167,350,000	1.600	03/20/44	5,798,024

				31,776,094

Mexican Peso – 0.3%
Mexico Bonos
MXN	39,000,000	7.750	11/23/34	1,989,119

Peruvian Nuevo Sol – 0.0%
Peru Government Bonds
PEN	500,000	7.600	08/12/39	148,746

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375	09/01/33	1,110,188
	790,000	2.750	03/01/35	639,619

				1,749,807

South Korean Won – 0.4%
Korea Treasury Bonds
KRW	2,598,070,000	1.875	06/10/29	1,607,552
	2,641,660,000	1.375	12/10/29	1,586,108

				3,193,660

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Thailand Baht – 0.2%
Thailand Government Bonds
THB	6,350,000	2.650%		06/17/28	$197,167
	6,710,000	2.875		12/17/28	210,455
	70,000	3.390		06/17/37	2,317
	9,116,000	3.450		06/17/43	284,813
	17,150,000	4.000		06/17/55	584,129

					1,278,881

Total Colombia Peso – 0.0%
Colombia TES
COP	890,400,000	9.250		05/28/42	180,721

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	303,191

United States Dollar – 1.2%
Chile Government International Bonds (c)
	$430,000	3.100		05/07/41	325,080
Export-Import Bank of Korea
	390,000	5.000		01/11/28	396,150
	330,000	5.125		01/11/33	343,022
Hungary Government International Bonds
	2,040,000	6.125		05/22/28	2,086,879
Korea Hydro & Nuclear Power Co. Ltd. (e)
	630,000	4.250		07/27/27	629,546
Mexico Government International Bonds (c)
	930,000	5.625		02/09/34	913,260
	1,521,000	3.771		05/24/61	907,276
	1,810,000	3.750		04/19/71	1,037,130
Panama Government International Bonds (c)
	200,000	6.875		01/31/36	212,838
Peru Government International Bonds (c)
	10,000	2.780		12/01/60	5,308
	100,000	3.230	(l)	07/28/21	53,350
Philippines Government International Bonds
	470,000	3.700		03/01/41	377,880
Republic of Poland Government International Bonds (c)
	600,000	5.125		09/18/34	601,200
	650,000	5.500		03/18/54	598,839
Romania Government International Bonds
	240,000	3.000	(e)	02/27/27	235,020
	70,000	6.375		01/30/34	69,580
Saudi Government International Bonds
	830,000	4.875		07/18/33	819,525
State of Israel
	400,000	3.800		05/13/60	257,264
Uruguay Government International Bonds (c)
	31,914	4.375		01/23/31	31,866
	57,058	5.442		02/14/37	58,256

					9,959,269

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $286,873,123)					$269,719,763

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 23.6%

Aerospace & Defense(c) – 0.9%
Boeing Co.
	$4,954,000	5.150%		05/01/30	$5,029,697
	1,634,000	6.528		05/01/34	1,779,916
L3Harris Technologies, Inc.
	50,000	4.400		06/15/28	50,009

					6,859,622

Agriculture(c) – 0.3%
Altria Group, Inc.
	875,000	4.500		08/06/30	871,167
BAT Capital Corp.
	50,000	3.557		08/15/27	49,455
BAT International Finance PLC
GBP	948,000	2.250		06/26/28	1,178,596
EUR	200,000	2.250		01/16/30	219,949

					2,319,167

Automotive(c) – 0.6%
Ford Motor Credit Co. LLC
	$975,000	5.800		03/05/27	980,440
	818,000	5.850		05/17/27	824,004
General Motors Financial Co., Inc.
	249,000	1.500		06/10/26	247,454
	650,000	5.000		04/09/27	653,042
Hyundai Capital America (e)
	941,000	1.650		09/17/26	928,993
Traton Finance Luxembourg SA
EUR	1,000,000	3.375		01/14/28	1,150,568

					4,784,501

Banks – 10.0%
ABN AMRO Bank NV (b)(c)(e) (1 yr. CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,192,116
AIB Group PLC (b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875		05/30/31	930,245
Australia & New Zealand Banking Group Ltd. (b)(c) (5 yr. EURIBOR ICE Swap + 1.320%)
	715,000	3.706		07/31/35	816,516
Banco Bilbao Vizcaya Argentaria SA
	$1,600,000	4.150		03/03/29	1,581,120
Banco Santander SA
	1,000,000	3.800		02/23/28	987,440
(1 yr. CMT + 1.250%)
	1,000,000	5.552	(b)(c)	03/14/28	1,008,230
(5 yr. CMT + 3.753%)
	600,000	4.750	(b)(c)	11/12/26	591,696
Bank of America Corp. (b)(c)
(Secured Overnight Financing Rate + 1.570%)
	2,993,000	5.819		09/15/29	3,087,369
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,155,154
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	346,425
Bank of Ireland Group PLC (b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	484,052
Barclays PLC (b)(c)
(1 yr. EUR Swap + 1.750%)
	1,671,000	4.918		08/08/30	2,004,395

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.230%)
	$1,250,000	5.367%	02/25/31	$1,271,263
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674	03/12/28	610,711
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942	09/10/30	642,323
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690	03/12/30	588,654
BPCE SA
EUR	300,000	1.750	04/26/27	342,296
CaixaBank SA (b)(c) (-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750	05/26/28	337,472
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625	01/21/28	340,122
Citigroup, Inc. (b)(c) (3 mo. EUR EURIBOR + 0.784%)
	1,418,000	2.928	10/22/30	1,603,741
(Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174	02/13/30	1,776,880
Cooperatieve Rabobank UA (b)(c) (-1X 5 yr. EUR Swap + 3.702%)
EUR	600,000	3.250	12/29/26	690,209
Danske Bank AS (b)(c)(e) (1 yr. CMT + 1.750%)
	$1,275,000	4.298	04/01/28	1,273,113
Deutsche Bank AG (b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	2,100,000	5.000	09/05/30	2,515,153
HSBC Holdings PLC (b)(c) (Secured Overnight Financing Rate + 1.040%)
	$975,000	5.130	11/19/28	982,595
Huntington Bancshares, Inc. (b)(c) (Secured Overnight Financing Rate + 1.276%)
	750,000	5.272	01/15/31	761,190
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208	08/21/29	847,098
ING Groep NV (b)(c) (-1X 5 yr. EUR Swap + 1.150%)
EUR	700,000	1.000	11/16/32	778,163
(Secured Overnight Financing Rate + 1.830%)
	$400,000	4.017	03/28/28	398,116
JPMorgan Chase & Co. (b)(c)
(Secured Overnight Financing Rate + 0.930%)
	3,500,000	4.255	10/22/31	3,445,575
(Secured Overnight Financing Rate + 1.160%)
	1,750,000	5.581	04/22/30	1,803,445
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	04/26/28	3,124,125
Kreditanstalt fuer Wiederaufbau (h)
EUR	3,500,000	3.125	10/10/28	4,079,013
	4,070,000	2.625	04/26/29	4,681,259
M&T Bank Corp. (b)(c) (5 yr. CMT + 1.430%)
	$275,000	5.400	07/30/35	274,117
(Secured Overnight Financing Rate + 0.930%)
	525,000	4.833	01/16/29	527,147
(Secured Overnight Financing Rate + 1.400%)
	1,650,000	5.179	07/08/31	1,666,335
(Secured Overnight Financing Rate + 1.610%)
	1,200,000	5.385	01/16/36	1,189,860

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.800%)
	$630,000	7.413%		10/30/29	$672,853
Macquarie Group Ltd. (b)(c)(e) (3 mo. USD Term SOFR + 1.634%)
	380,000	3.763		11/28/28	375,083
Morgan Stanley (b)(c)
(Secured Overnight Financing Rate + 0.913%)
	2,500,000	4.133		10/18/29	2,471,125
(Secured Overnight Financing Rate + 1.100%)
	1,141,000	4.654		10/18/30	1,140,156
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173		01/16/30	1,166,284
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164		04/20/29	3,363,237
NatWest Group PLC (b)(c)
(-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670		09/14/29	1,889,925
(-1X 3 mo. EUR EURIBOR + 0.949%)
	2,252,000	0.780		02/26/30	2,402,780
Nykredit Realkredit AS
	1,310,000	4.625		01/19/29	1,559,634
Permanent TSB Group Holdings PLC (b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625		04/25/28	316,148
	1,020,000	6.625		06/30/29	1,252,582
Santander U.K. Group Holdings PLC (b)(c) (Secured Overnight Financing Rate + 1.070%)
	$600,000	4.320		09/22/29	594,420
Shinhan Bank Co. Ltd. (e)
	240,000	4.500		04/12/28	240,989
Skandinaviska Enskilda Banken AB (b)(c) (5 yr. EURIBOR ICE Swap + 1.900%)
EUR	1,325,000	5.000		08/17/33	1,578,672
Sumitomo Mitsui Financial Group, Inc.
	1,375,000	0.632		10/23/29	1,441,617
Truist Bank (b)(c) (Secured Overnight Financing Rate + 0.590%)
	$1,575,000	4.671		05/20/27	1,574,874
Truist Financial Corp. (b)(c) (Secured Overnight Financing Rate + 2.050%)
	225,000	6.047		06/08/27	225,576
U.S. Bancorp (b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	741,798
(Secured Overnight Financing Rate + 2.020%)
	225,000	5.775		06/12/29	231,341
UBS Group AG (b)(c)
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(e)	02/08/30	1,135,041
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
EUR	509,000	0.650		01/14/28	577,661
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000		06/24/27	863,394
(3 mo. USD Term SOFR + 1.410%)
	$2,800,000	3.869	(e)	01/12/29	2,767,884
Wells Fargo & Co. (b)(c) (Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	177,882

					80,495,689

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Beverages(c) – 0.2%
Bacardi Ltd. (e)
	$1,200,000	4.700%		05/15/28 $	1,197,960
Constellation Brands, Inc.
	25,000	4.650		11/15/28	25,098

					1,223,058

Biotechnology(c) – 0.1%
Amgen, Inc.
	650,000	5.150		03/02/28	659,594

Building Materials(c) – 0.1%
Carrier Global Corp.
	145,000	2.493		02/15/27	142,661
Owens Corning
	975,000	3.500		02/15/30	936,419

					1,079,080

Chemicals(c)(e) – 0.1%
International Flavors & Fragrances, Inc.
	53,000	1.832		10/15/27	50,841
	600,000	2.300		11/01/30	533,898

					584,739

Commercial Services – 0.5%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	197,200
	750,000	5.500	(e)	05/08/35	733,650
DP World Ltd.
	390,000	5.625		09/25/48	348,173
Motability Operations Group PLC (c)
EUR	1,247,000	3.625		07/24/29	1,441,547
Quanta Services, Inc. (c)
	$847,000	4.750		08/09/27	851,625
RELX Finance BV (c)
EUR	437,000	3.750		06/12/31	507,970

					4,080,165

Computers(c) – 0.1%
Dell International LLC/EMC Corp.
	$550,000	5.300		10/01/29	561,259

Diversified Financial Services(c) – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,375,000	4.875		04/01/28	1,385,065
	244,000	3.000		10/29/28	234,962
	200,000	5.100		01/19/29	202,606
Air Lease Corp.
	1,300,000	5.300		02/01/28	1,314,677
Ally Financial, Inc.
	650,000	7.100		11/15/27	673,589
Avolon Holdings Funding Ltd. (e)
	1,036,000	4.950		01/15/28	1,039,989
Macquarie Airfinance Holdings Ltd. (e)
	850,000	5.200		03/27/28	853,578

					5,704,466

Electrical – 0.8%
Dominion Energy, Inc. (c)
	925,000	4.600		05/15/28	928,034

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
DTE Energy Co. (c)
	$700,000	4.950%		07/01/27	$704,781
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	579,881
Electricite de France SA (c)(e)
	$1,450,000	4.500		09/21/28	1,448,999
Enel SpA (b)(c) (-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375		06/08/27	584,120
(5 yr. EUR Swap + 2.580%)
	935,000	3.375		08/24/26	1,079,066
Sempra (c)
	$700,000	3.400		02/01/28	687,015
Southern Power Co. (c)
	475,000	4.250		10/01/30	468,431
Teollisuuden Voima OYJ (c)
EUR	250,000	1.375		06/23/28	275,378

					6,755,705

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(e)	04/30/28	526,797
	200,000	5.500	(e)	10/31/46	166,504
	200,000	5.500		07/31/47	166,180

					859,481

Environmental(c) – 0.1%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,072,187

Food & Drug Retailing(c) – 1.0%
Campbell’s Co.
	1,000,000	5.200		03/21/29	1,009,360
J.M. Smucker Co.
	1,225,000	5.900		11/15/28	1,267,017
Mars, Inc. (e)
	875,000	4.800		03/01/30	884,135
	800,000	5.000		03/01/32	809,400
	3,575,000	5.200		03/01/35	3,607,497

					7,577,409

Food Service(c)(e) – 0.1%
Sodexo, Inc.
	1,025,000	5.150		08/15/30	1,039,073

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200		07/01/29	612,246
Southern Co. Gas Capital Corp.
	375,000	4.050		09/15/28	372,120

					984,366

Healthcare Providers & Services(c) – 0.3%
Cigna Group
	300,000	4.375		10/15/28	299,847
HCA, Inc.
	250,000	3.375		03/15/29	242,130
Solventum Corp.
	378,000	5.400		03/01/29	386,974

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(c) – (continued)
UnitedHealth Group, Inc.
	$1,775,000	4.250%	01/15/29	$1,772,781

				2,701,732

Insurance – 0.1%
Aviva PLC (b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125	11/14/36	13,311
Corebridge Global Funding (e)
	$925,000	5.200	06/24/29	936,701

				950,012

Internet – 0.5%
Amazon.com, Inc. (c)
	900,000	4.875	03/13/36	891,612
Booking Holdings, Inc. (c)
EUR	729,000	3.500	03/01/29	846,289
Netflix, Inc.
	1,800,000	4.625	05/15/29	2,154,244
Prosus NV (c)(e)
	$200,000	3.832	02/08/51	128,057

				4,020,202

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,223,936
Vale Overseas Ltd.
	350,000	6.400	06/28/54	352,163

				1,576,099

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	248,000	3.700	01/15/31	232,617
Las Vegas Sands Corp.
	530,000	5.625	06/15/28	536,560
	200,000	6.000	06/14/30	205,452
Marriott International, Inc.
	515,000	5.000	10/15/27	519,702
	573,000	4.650	12/01/28	575,957
	135,000	4.875	05/15/29	136,455

				2,206,743

Machinery-Diversified(c) – 0.0%
Otis Worldwide Corp.

	225,000	5.250	08/16/28	229,626

Media(c) – 0.0%
Comcast Corp.
	300,000	4.150	10/15/28	298,821

Mining(c)(e) – 0.3%
Glencore Funding LLC
	455,000	1.625	04/27/26	454,099
	775,000	4.875	03/12/29	779,759
	1,150,000	5.371	04/04/29	1,173,678

				2,407,536

Multi-National – 1.2%
Asian Development Bank

EUR	3,120,000	0.100	06/17/31	3,116,379

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Multi-National – (continued)
European Investment Bank
EUR	1,240,000	0.875%		01/14/28	$1,387,104
	4,410,000	2.250		03/15/30	4,989,695

					9,493,178

Oil Field Services – 0.1%
BP Capital Markets PLC
	300,000	1.594		07/03/28	333,048
Saudi Arabian Oil Co. (c)(e)
	$330,000	5.750		07/17/54	302,280
TotalEnergies SE (b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369		10/06/26	346,297

					981,625

Pharmaceuticals(c) – 0.5%
BMS Ireland Capital Funding DAC
	1,200,000	2.973		11/10/30	1,358,863
Cencora, Inc.
	900,000	2.875		05/22/28	1,029,509
CVS Health Corp.
	$325,000	4.780		03/25/38	299,374
Pfizer Netherlands International Finance BV
EUR	1,031,000	2.875		05/19/29	1,176,893

					3,864,639

Pipelines – 0.3%
Abu Dhabi Crude Oil Pipeline LLC (e)
	$250,000	4.600		11/02/47	215,599
Enbridge, Inc. (c)
	350,000	6.000		11/15/28	363,349
Energy Transfer LP (c)
	750,000	6.100		12/01/28	779,640
	250,000	5.250		04/15/29	254,723
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(e)	03/31/36	169,603
	526,324	2.940		09/30/40	426,375
Williams Cos., Inc. (c)
	350,000	2.600		03/15/31	316,781

					2,526,070

Real Estate(c) – 0.3%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000		05/04/28	1,144,938
CBRE Services, Inc.
	$258,000	5.500		04/01/29	264,156
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	631,090
	325,000	1.625		01/17/30	341,903

					2,382,087

Real Estate Investment Trust(c) – 0.1%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	110,061
Host Hotels & Resorts LP
	275,000	4.250		12/15/28	271,695

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(c) – (continued)
Realty Income Corp.
	$300,000	2.100%		03/15/28	$287,592

					669,348

Retailing(c) – 0.3%
AutoNation, Inc.
	200,000	1.950		08/01/28	188,354
	2,150,000	4.450		01/15/29	2,132,413

					2,320,767

Semiconductors(c)(e) – 0.2%
Broadcom, Inc.

	1,531,000	3.137		11/15/35	1,300,814

Software(c) – 1.7%
Fidelity National Information Services, Inc.
	2,125,000	4.550		03/10/29	2,114,587
MSCI, Inc. (e)
	1,547,000	3.875		02/15/31	1,464,344
Oracle Corp.
	3,350,000	4.450		09/26/30	3,228,462
	4,050,000	4.950		02/04/31	3,964,302
	1,925,000	4.800		09/26/32	1,831,638
	1,175,000	5.350		05/04/33	1,143,240

					13,746,573

Sovereign(c)(e) – 0.3%
Eagle Funding Luxco SARL

	2,450,000	5.500		08/17/30	2,456,125

Telecommunication Services – 0.8%
NTT Finance Corp. (e)
	1,625,000	4.620		07/16/28	1,629,225
	725,000	4.876	(c)	07/16/30	729,473
Orange SA (c)(e)
	1,225,000	4.000		01/13/29	1,212,334
Rogers Communications, Inc. (c)
	1,074,000	5.000		02/15/29	1,084,901
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	598,378
T-Mobile USA, Inc. (c)
	$656,000	3.750		04/15/27	652,031
Verizon Communications, Inc.
	300,000	4.329		09/21/28	300,075

					6,206,417

Trucking & Leasing(c)(e) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.

	500,000	5.250		07/01/29	506,980

Water(c) – 0.2%
Veolia Environnement SA

EUR	1,300,000	1.940		01/07/30	1,418,655

TOTAL CORPORATE OBLIGATIONS (Cost $186,325,314)					$188,903,610

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 10.4%

Automotive – 1.4%
BMW Vehicle Lease Trust Series 2025-1, Class A3
	$1,775,000	4.430%	06/26/28	$1,781,364
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	289,051	4.670	08/15/28	289,342
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
	1,550,000	4.780	07/16/29	1,555,438
Ford Credit Auto Owner Trust Series 2025-2, Class A(e)(f)
	2,400,000	4.370	02/15/38	2,395,828
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(e)
	1,500,000	5.340	06/15/28	1,504,072
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
	173,286	5.930	03/15/28	174,297
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	1,240,271	4.740	01/16/29	1,242,611
Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A(e)
	2,525,000	4.650	05/25/38	2,547,887

				11,490,839

Collateralized Loan Obligations(e) – 7.7%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
	1,575,000	7.922	04/15/37	1,575,000
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
	1,275,000	5.212	07/15/37	1,275,793
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	2,100,000	4.822	04/15/38	2,091,762
ARES European CLO XXI DAC Series 21A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	540,000	3.716	04/15/38	618,935
Arini European CLO IX DAC Series 9A, Class B(b) (-1X 3 mo. EUR EURIBOR + 2.000%)
	600,000	0.000	04/15/40	693,510
Arini European CLO VII DAC Series 7A, Class D(b) (3 mo. EUR EURIBOR + 2.850%)
	1,400,000	4.945	01/15/39	1,604,648
Aurium CLO VIII DAC Series 8A, Class CR(b) (3 mo. EUR EURIBOR + 2.150%)
	1,400,000	4.163	10/16/38	1,592,607
Barings CLO Ltd. Series 2024-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.170%)
	$3,475,000	4.848	01/20/39	3,463,797
Bridgepoint CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
EUR	1,125,000	3.914	10/15/39	1,298,642
Carlyle U.S. CLO Ltd. Series 2022-3A, Class D1R2(b) (3 mo. USD Term SOFR + 2.800%)
	$1,750,000	6.471	04/20/39	1,709,965
CIFC Funding Ltd. Series 2025-2A, Class A(b) (3 mo. USD Term SOFR + 1.130%)
	2,150,000	4.802	04/15/38	2,143,561
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,400,000	3.691	05/26/38	1,603,428
Elmwood CLO 23 Ltd. Series 2023-2A, Class AR(b) (3 mo. USD Term SOFR + 1.350%)

	$2,775,000	5.021	04/16/36	2,775,819

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Collateralized Loan Obligations(e) – (continued)
Elmwood CLO 41 Ltd. Series 2025-4A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	$6,000,000	5.018%	07/17/38 $	6,007,404
GoldenTree Loan Management U.S. CLO Ltd. Series 2026-29A, Class A (-1X 3 mo. USD Term SOFR + 1.230%)
	1,950,000	1.000	04/20/39	1,950,000
Kennedy Lewis CLO 22 Ltd. Series 2025-22A, Class A(b) (3 mo. USD Term SOFR + 1.330%)
	2,700,000	4.998	07/20/38	2,702,781
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
	1,225,000	5.342	07/15/37	1,225,584
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	740,000	4.727	10/14/36	738,813
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2(b) (3 mo. USD Term SOFR + 1.280%)
	2,725,000	4.948	07/19/38	2,725,147
Penta CLO DAC Series 2021-2A, Class BR(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,300,000	3.666	04/15/38	1,493,017
Pikes Peak CLO 19 Series 2025-19A, Class A1(b) (3 mo. USD Term SOFR + 1.340%)
	$3,325,000	5.008	07/20/38	3,326,416
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
	1,875,000	5.068	10/20/37	1,875,996
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.320%)
	4,175,000	4.988	01/25/38	4,177,714
Regatta XXV Funding Ltd. Series 2023-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.340%)
	3,025,000	5.012	07/15/38	3,027,181
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.630%)
	4,500,000	5.302	04/15/37	4,502,641
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	150,266	5.750	12/20/50	147,376
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
	900,000	8.079	04/20/32	871,141
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
	1,150,000	5.042	10/15/37	1,150,607
WISE CLO Ltd. Series 2023-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.100%)
	2,950,000	4.772	04/15/39	2,954,295

				61,323,580

Credit Card – 0.7%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	1,500,000	4.720	02/15/29	1,500,494
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	1,675,000	4.490	06/21/32	1,685,783
WF Card Issuance Trust Series 2025-A1, Class A
	2,325,000	4.340	05/15/30	2,337,695

				5,523,972

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)

Home Equity(b)(e) – 0.0%
JP Morgan Mortgage Trust Series 2023-HE3, Class A1 (1 mo. USD Term SOFR + 1.600%)
$248,122	5.273%	05/20/54	$248,514

Student Loan(b)(e) – 0.6%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
1,839,778	4.976	12/27/66	1,862,685
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
2,642,847	4.826	12/27/66	2,652,768
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
549,643	4.926	09/25/65	547,241

			5,062,694

TOTAL ASSET-BACKED SECURITIES (Cost $83,508,010)			$83,649,599

U.S. Treasury Obligations – 1.6%

U.S. Treasury Bonds
$3,560,000	2.375%	11/15/49	$2,268,387
2,440,000	4.750	11/15/53	2,372,519
U.S. Treasury Inflation-Indexed Bonds
9,332,331	1.500	02/15/53	7,150,170
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,379,093

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,644,931)			$13,170,169

Shares	Description		Value

Exchange Traded Funds – 0.0%
3,755	Vanguard Intermediate-Term Corporate Bond ETF		$310,726
(Cost $306,201)

Shares	Dividend Rate		Value

Investment Company(m) –1.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares

8,664,462	3.553%		$8,664,462

(Cost $8,664,462)

TOTAL INVESTMENTS – 104.7% (Cost $857,196,302)			$839,508,320

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.7)%			(37,948,198)

NET ASSETS – 100.0%			$801,560,122

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.
(g)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $54,772,288 which represents approximately 6.8% of net assets as of March 31, 2026.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $9,855,766, which represents approximately 1.2% of the Fund’s net assets as of March 31, 2026.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is September 20, 2117.

(k)	Actual maturity date is June 30, 2120.

(l)	Actual maturity date is July 28, 2121.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	5,125,453	USD	974,347	04/02/26	$14,797
	BRL	11,266,316	USD	2,115,144	06/17/26	22,611
	COP	6,499,153,094	USD	1,759,281	04/06/26	7,105
	COP	3,879,088,000	USD	1,016,000	04/10/26	37,064
	COP	4,450,913,290	USD	1,185,807	06/17/26	4,102
	EUR	20,657,586	USD	23,741,723	05/22/26	194,657
	EUR	8,238,335	USD	9,481,382	06/17/26	74,803
	EUR	4,069,415	USD	4,705,175	06/18/26	15,408
	GBP	1,450,419	USD	1,912,248	06/17/26	7,072
	HUF	3,667,856,774	USD	10,883,556	06/17/26	87,502
	INR	6,172,769	USD	65,493	04/09/26	326
	INR	63,413,958	USD	667,000	05/06/26	5,301
	INR	90,688,087	USD	951,259	06/17/26	4,140
	JPY	139,072,406	USD	880,864	06/17/26	1,170
	TWD	52,548,068	USD	1,638,849	04/02/26	4,540
	TWD	50,056,223	USD	1,558,345	05/04/26	1,768
	USD	5,478,228	AUD	7,738,769	06/17/26	144,987
	USD	3,471,320	CAD	4,735,152	05/26/26	58,996
	USD	14,370,298	CAD	19,512,414	06/17/26	296,059
	USD	5,229,201	CHF	4,052,151	06/17/26	118,126
	USD	470,212	CLP	429,938,226	06/17/26	5,734
	USD	15,774,045	CNH	108,233,295	05/21/26	1,595
	USD	11,365,311	CNH	77,666,623	06/17/26	27,981
	USD	12,020,286	CZK	252,479,609	06/17/26	119,587
	USD	248,757,074	EUR	210,035,098	05/22/26	5,384,975
	USD	6,131,571	EUR	5,261,605	06/17/26	28,289
	USD	11,839,338	GBP	8,642,799	04/28/26	400,160
	USD	3,015,286	GBP	2,248,426	06/17/26	39,974
	USD	292,964	GBP	219,322	06/18/26	2,740
	USD	7,805,285	HUF	2,585,988,612	06/17/26	70,242
	USD	1,268,622	ILS	3,930,825	06/17/26	15,533
	USD	1,409,690	INR	129,656,248	04/09/26	27,196
	USD	2,361,124	INR	221,101,790	04/23/26	11,029
	USD	753,576	INR	70,605,550	04/27/26	3,786
	USD	6,928,149	INR	646,824,794	06/17/26	113,849

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	35,939,981	JPY	5,458,747,559	05/13/26	$1,409,773
	USD	1,398,287	JPY	219,867,014	06/17/26	3,833
	USD	891,091	JPY	140,158,454	06/18/26	2,095
	USD	1,294,543	KRW	1,935,104,884	04/23/26	7,339
	USD	3,840,542	KRW	5,680,967,940	06/10/26	56,551
	USD	8,926,013	KRW	13,316,450,999	06/17/26	53,959
	USD	2,104,372	MXN	36,426,552	04/24/26	76,063
	USD	5,379,554	MXN	96,385,206	06/17/26	38,061
	USD	1,208,260	NOK	11,700,226	06/17/26	717
	USD	1,066,916	NZD	1,802,506	04/14/26	30,611
	USD	8,773,091	NZD	14,797,377	06/17/26	246,494
	USD	705,554	NZD	1,190,715	06/18/26	19,413
	USD	1,650,524	PHP	97,675,005	04/13/26	39,639
	USD	6,424,298	PLN	23,473,126	06/17/26	102,831
	USD	6,625,061	SEK	60,497,542	06/17/26	209,334
	USD	1,853,344	SGD	2,331,565	04/23/26	36,715
	USD	5,830,765	SGD	7,367,801	06/17/26	68,894
	USD	1,555,149	THB	49,511,129	06/18/26	44,212
	USD	1,489,225	TRY	72,022,194	06/17/26	4,471
	USD	1,674,679	TWD	52,548,068	04/02/26	31,290
	USD	2,538,131	TWD	80,876,883	06/17/26	21,594
	USD	7,746,583	ZAR	126,675,494	06/17/26	304,519
	USD	2,073,708	ZAR	35,242,775	06/18/26	3,393

TOTAL						$10,165,005

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	8,239,269	USD	5,782,485	06/17/26	$(104,318)
	CAD	12,750,315	USD	9,435,089	06/17/26	(238,330)
	CAD	6,421,371	USD	4,697,512	06/18/26	(65,598)
	CHF	2,948,100	USD	3,823,184	06/17/26	(104,675)
	CHF	1,245,992	USD	1,587,196	06/18/26	(15,427)
	CLP	440,448,423	USD	495,615	06/17/26	(19,783)
	CNH	108,600,497	USD	15,885,367	06/17/26	(32,487)
	COP	3,149,629,459	USD	844,724	06/17/26	(2,701)
	CZK	224,071,010	USD	10,708,241	06/17/26	(146,590)
	EUR	5,819,709	USD	6,768,347	05/22/26	(24,927)
	EUR	3,240,774	USD	3,765,705	06/17/26	(6,519)
	EUR	2,009,605	USD	2,337,532	06/18/26	(6,360)
	GBP	1,722,387	USD	2,308,663	04/28/26	(28,998)
	GBP	1,333,628	USD	1,783,490	06/17/26	(18,717)
	ILS	2,627,249	USD	847,608	06/17/26	(10,080)
	INR	123,491,181	USD	1,332,263	04/09/26	(15,506)
	INR	664,945,969	USD	7,116,324	06/17/26	(111,117)
	JPY	336,538,283	USD	2,139,423	06/17/26	(5,009)
	JPY	123,040,558	USD	783,711	06/18/26	(3,291)
	KRW	1,362,965,422	USD	921,313	06/10/26	(13,467)
	KRW	18,625,818,456	USD	12,613,233	06/17/26	(203,825)
	MXN	87,625,331	USD	4,901,403	06/17/26	(45,367)
	MXN	15,369,060	USD	853,027	06/18/26	(1,371)

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NOK	6,972,548	USD	723,565	06/17/26	$(3,950)
	NOK	22,292,618	USD	2,303,525	06/18/26	(2,805)
	NZD	2,052,124	USD	1,182,645	04/14/26	(2,829)
	NZD	13,422,398	USD	7,896,262	06/17/26	(161,960)
	PHP	100,545,200	USD	1,687,000	04/13/26	(28,779)
	PLN	22,162,876	USD	6,044,813	06/17/26	(76,205)
	SEK	61,748,402	USD	6,748,459	06/17/26	(200,079)
	SGD	7,543,783	USD	5,970,923	06/17/26	(71,428)
	TRY	108,518,837	USD	2,244,044	06/17/26	(6,903)
	TWD	52,477,393	USD	1,657,476	04/02/26	(16,296)
	TWD	76,800,456	USD	2,412,832	06/17/26	(23,136)
	USD	981,131	BRL	5,131,251	04/02/26	(9,132)
	USD	974,347	BRL	5,157,576	05/05/26	(14,346)
	USD	1,113,979	BRL	5,932,351	06/17/26	(11,670)
	USD	3,347,000	CNH	22,977,583	06/17/26	(7,136)
	USD	1,704,000	COP	6,522,912,000	04/06/26	(68,844)
	USD	1,759,281	COP	6,510,236,563	04/10/26	(8,067)
	USD	1,192,047	COP	4,486,925,263	06/17/26	(7,489)
	USD	671,000	EUR	580,273	04/10/26	(32)
	USD	36,995,212	EUR	32,119,588	05/22/26	(222,431)
	USD	11,931,142	EUR	10,359,340	06/17/26	(85,337)
	USD	1,884,846	EUR	1,629,644	06/18/26	(5,566)
	USD	1,912,248	GBP	1,450,425	06/18/26	(7,069)
	USD	393,544	HUF	132,363,015	06/17/26	(2,372)
	USD	2,815,036	HUF	960,431,234	06/18/26	(57,564)
	USD	3,452,443	IDR	58,786,479,653	06/10/26	(3,687)
	USD	1,433,021	ILS	4,529,302	04/07/26	(8,151)
	USD	1,597,955	INR	151,248,538	05/06/26	(5,549)
	USD	1,350,000	JPY	213,291,090	06/17/26	(2,748)
	USD	207,864	JPY	32,857,430	06/18/26	(544)
	USD	668,000	NOK	6,501,110	06/17/26	(2,959)
	USD	1,636,646	TWD	52,477,393	04/02/26	(4,533)
	USD	1,558,345	TWD	50,142,711	06/17/26	(1,878)
	ZAR	162,318,916	USD	9,758,569	06/17/26	(222,488)

TOTAL						$(2,578,425)

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	4.500%	TBA - 30yr	04/21/26	$(9,000,000)	$(8,680,192)
Government National Mortgage
Association	3.000	TBA - 30yr	04/21/26	(2,000,000)	(1,783,546)
Government National Mortgage
Association	4.000	TBA - 30yr	04/21/26	(2,000,000)	(1,871,172)
Government National Mortgage
Association	5.000	TBA - 30yr	04/21/26	(2,000,000)	(1,979,039)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/13/26	(3,000,000)	(2,411,133)

(PROCEEDS RECEIVED: $(16,948,516))					$(16,725,082)

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	106	06/26/26	$12,317,082	$ (697,490)
10 Year U.S. Treasury Notes	669	06/18/26	74,290,359	(788,103)
20 Year U.S. Treasury Bonds	290	06/18/26	33,023,750	(630,250)
30 Year German Euro-Buxl	67	06/08/26	8,538,751	(163,502)
5 Year German Euro-Bund	255	06/08/26	36,957,675	(896,899)
5 Year U.S. Treasury Notes	42	06/30/26	4,543,547	18,690
Australian 10 Year Government Bonds	44	06/15/26	3,271,169	(31,211)
Australian 3 Year Government Bonds	94	06/15/26	6,722,571	(32,361)
Canada 10 Year Government Bonds	239	06/19/26	20,618,496	(342,338)
Euro BTP	14	06/08/26	1,881,632	(79,233)
Euro-Bobl	174	06/08/26	23,215,044	(465,379)
Euro-Schatz	268	06/08/26	32,757,951	(110,896)
French 10 Year Government Bonds	9	06/08/26	1,234,691	(20,092)
ICE 3M Sonia Bonds	215	03/16/27	68,041,667	(625,442)
Japan 10 Year Government Bond	10	06/15/26	8,210,831	(98,793)
Ultra Long U.S. Treasury Bonds	64	06/18/26	7,460,000	(61,421)

Total				$(5,024,720)

Short position contracts:
3 Month SOFR	(35)	06/16/26	(8,428,438)	(81)
Ultra 10-Year U.S. Treasury Notes	(35)	06/18/26	(3,973,047)	28,837

Total				$ 28,756

TOTAL FUTURES CONTRACTS				$(4,995,964)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.750%	Citibank NA	12/21/32	MYR3,450	$7,167	$(31,587)	$38,754
3M KLIBOR	3.250	JPMorgan Securities, Inc.	09/17/30	3,030	(8,307)	2,508	(10,815)
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	2,843	—	2,843

TOTAL					$1,703	$(29,079)	$ 30,782

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(a)	12M SOFR(a)	08/31/27		$16,890	(b)	$97,941	$4,553	$93,388
1.250(a)	12M JYOR(a)	12/15/27	JPY	11,764,400	(b)	180,330	25,847	154,483
12.750(c)	1M BID Average(c)	01/03/28	BRL	150		469	71	398
3.175(c)	12M SOFR(c)	03/15/28		$48,070	(b)	332,318	20,070	312,248
2.750(d)	12M CDOR(d)	06/17/28	CAD	6,620	(b)	5,351	18,980	(13,629)

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(c)	12M EURO(c)	06/17/28	EUR	180	(b)	$2,480	$3,170	$ (690)
4.000(c)	12M GBP(c)	06/17/28	GBP	2,730	(b)	15,480	(22,853)	38,333
3.000(c)	12M SOFR(c)	06/17/28		$29,020	(b)	328,376	204,500	123,876
3.250(c)	12M SOFR(c)	06/17/28		7,840	(b)	51,159	26,169	24,990
12M GBP(c)	3.750%(c)	06/17/28	GBP	40,220	(b)	(477,131)	(74,718)	(402,413)
4.500(e)	3M AUDOR(e)	06/17/28	AUD	15,170	(b)	36,223	551	35,672
2.250(d)	6M EURO(d)	06/17/28	EUR	10,550	(b)	150,410	(5,901)	156,311
2.500(d)	6M EURO(d)	06/17/28	EUR	4,890	(b)	42,584	(4,977)	47,561
12M EURO(a)	2.000(a)	09/10/28	EUR	211,378	(b)	(1,378,338)	(183,949)	(1,194,389)
2.500(d)	6M EURO(d)	09/10/28	EUR	211,378	(b)	856,492	(458,961)	1,315,453
Mexico Interbank TIIE 28 Days(f)	7.250(f)	09/14/28	MXN	76,920	(b)	(54,386)	(19,528)	(34,858)
3M CNRR(e)	1.500(e)	09/16/28	CNY	577,940	(b)	(37,449)	(30,956)	(6,493)
12.000(e)	12M CPIBR(e)	09/16/28	COP	517,170	(b)	473	(118)	591
6.000(d)	12M MIBOR(d)	09/16/28	INR	569,620	(b)	76,319	27,652	48,667
1.250(e)	12M THOR(e)	09/16/28	THB	12,730	(b)	2,091	452	1,639
3.500(e)	3M KWCDC(e)	09/16/28	KRW	14,437,130	(b)	55,813	(6,795)	62,608
6M PRIBOR(c)	4.000(c)	09/16/28	CZK	126,780	(b)	(44,300)	(17,183)	(27,117)
12M CLICP(d)	4.750(d)	09/16/28	CLP	1,911,450	(b)	(11,263)	(151)	(11,112)
6M BUBOR(c)	6.250(c)	09/16/28	HUF	528,920	(b)	(30,684)	(26,132)	(4,552)
3M JIBAR(e)	6.750(e)	09/16/28	ZAR	76,470	(b)	(61,024)	(24,834)	(36,190)
3.750(d)	6M WIBOR(d)	09/16/28	PLN	10,850	(b)	43,198	42,252	946
1M BID Average(c)	13.250(c)	01/02/29	BRL	44,900		(142,533)	(55,786)	(86,747)
13.250(c)	1M BID Average(c)	01/02/29	BRL	13,990		44,410	(9,837)	54,247
3.750(c)	12M GBP(c)	06/17/29	GBP	350	(b)	5,429	(4,628)	10,057
12M JYOR(c)	1.771(c)	01/26/30	JPY	374,200	(b)	(7,381)	(10,198)	2,817
3.298(c)	12M SOFR(c)	08/31/30		$37,000	(b)	418,788	197,323	221,465
1M BID Average(c)	12.750(c)	01/02/31	BRL	10,380		(49,782)	(21,631)	(28,151)
12.750(c)	1M BID Average(c)	01/02/31	BRL	3,930		18,849	10,724	8,125
1.250(c)	12M JYOR(c)	06/17/31	JPY	15,802,000	(b)	2,645,093	1,835,522	809,571
6M EURO(c)	2.500(c)	06/17/31	EUR	23,040	(b)	(506,419)	(93,948)	(412,471)
3M NZDOR(d)	3.750(d)	06/17/31	NZD	37,520	(b)	(286,377)	(35,157)	(251,220)
12M GBP(c)	4.000(c)	06/17/31	GBP	16,650	(b)	(173,895)	239,528	(413,423)
6M AUDOR(d)	4.750(d)	06/17/31	AUD	32,460	(b)	(137,268)	(19,789)	(117,479)
12M SOFR(c)	3.379(c)	08/31/31		$24,140	(b)	(274,141)	(61,654)	(212,487)
Mexico Interbank TIIE 28 Days(f)	7.750(f)	09/11/31	MXN	38,930	(b)	(49,683)	(18,723)	(30,960)
12M THOR(e)	1.500(e)	09/16/31	THB	6,850	(b)	(3,286)	(1,235)	(2,051)
3M CNRR(e)	1.500(e)	09/16/31	CNY	130,440	(b)	(116,321)	(109,427)	(6,894)
3M JIBAR(e)	7.000(e)	09/16/31	ZAR	17,420	(b)	(34,882)	(16,678)	(18,204)
2.000(c)	12M JYOR(c)	01/11/33	JPY	1,264,499	(b)	45,431	(138,969)	184,400
3.407(c)	12M SOFR(c)	01/31/33		$31,380	(b)	549,464	4,414	545,050
12M CHFOR(c)	0.500(c)	06/17/36	CHF	5,880	(b)	(53,052)	(87,754)	34,702
12M JYOR(c)	1.500(c)	06/17/36	JPY	2,035,000	(b)	(810,824)	(694,009)	(116,815)
4.250(c)	12M GBP(c)	06/17/36	GBP	4,370	(b)	78,296	27,602	50,694
3.750(c)	12M SOFR(c)	06/17/36		$5,530	(b)	59,464	(32,824)	92,288
12M CDOR(d)	3.250(d)	06/17/36	CAD	2,050	(b)	(383)	31,542	(31,925)
2.750(e)	3M STIBOR(e)	06/17/36	SEK	51,020	(b)	157,628	135,737	21,891
3M NZDOR(d)	4.000(d)	06/17/36	NZD	9,890	(b)	(174,769)	(86,358)	(88,411)
6M NIBOR(c)	4.250(c)	06/17/36	NOK	33,860	(b)	(49,647)	(38,078)	(11,569)
6M AUDOR(d)	5.000(d)	06/17/36	AUD	7,940	(b)	(23,559)	67,461	(91,020)
2.750(d)	6M EURO(d)	06/17/36	EUR	29,230	(b)	981,451	353,433	628,018

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.805%(c)	12M SOFR(c)	08/31/36	$	13,440	(b)	$97,663	$(169,665)	$ 267,328
Mexico Interbank TIIE 28 Days(f)	8.000%(f)	09/04/36	MXN	15,910	(b)	(36,588)	(20,582)	(16,006)
11.250(e)	12M CPIBR(e)	09/16/36	COP	4,356,430	(b)	(12,778)	(6,971)	(5,807)
2.000(e)	12M THOR(e)	09/16/36	THB	31,340	(b)	17,939	2,695	15,244
3M KWCDC(e)	3.500(e)	09/16/36	KRW	11,329,550	(b)	(206,603)	(109,904)	(96,699)
7.750(e)	3M JIBAR(e)	09/16/36	ZAR	30,850	(b)	91,184	37,154	54,030
6M PRIBOR(c)	4.250(c)	09/16/36	CZK	11,040	(b)	(13,914)	(11,060)	(2,854)
6M WIBOR(c)	4.500(c)	09/16/36	PLN	3,640	(b)	(32,963)	(22,157)	(10,806)
12M CLICP(d)	5.250(d)	09/16/36	CLP	135,210	(b)	(887)	(956)	69
6.750(d)	6M BUBOR(d)	09/16/36	HUF	331,000	(b)	27,059	20,104	6,955
12M JYOR(c)	2.160(c)	08/02/44	JPY	2,044,011	(b)	(676,041)	(1,299,576)	623,535
2.500(c)	12M JYOR(c)	06/17/56	JPY	179,000	(b)	122,726	83,548	39,178
3.000(d)	6M EURO(d)	06/17/56	EUR	1,480	(b)	34,933	10,297	24,636

TOTA L						$1,704,763	$(623,259)	$2,328,022

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.
(f)	Payments made at monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.751%	MS & Co. Int. PLC	12/15/56	$3,800	$(54,795)	$(47,364)	$(7,431)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greaterasthe credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEU 45	(1.000)%	1.340%	06/20/31	EUR	14,610	$266,617	$ 270,531	$ (3,914)
Protection Sold:
CDX.NA.IG Ind 45	1.000	0.588	12/20/30		$106,664	1,922,907	2,225,922	(303,015)
ICE CD ITXEB 45	1.000	0.714	06/20/31	EUR	44,802	728,196	698,642	29,554

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Chile, 3.240%, 2/06/28	1.000%	0.632%	06/20/31	$1,250	$22,178	$25,587	$(3,409)
Republic of Indonesia, 2.150%, 07/28/31	1.000	1.020	06/20/31	1,740	(1,027)	(3,992)	2,965
Republic of Peru, 8.750%, 11/21/33	1.000	0.871	06/20/31	1,150	7,359	9,866	(2,507)

TOTAL					$2,946,230	$3,226,556	$(280,326)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2M IRS	Barclays Bank PLC	4.002%	06/30/2026	23,440,000	GBP	23,440,000	$ 43,686	$ 37,540	$ 6,146
6M IRS	Barclays Bank PLC	3.400	05/14/2026	10,010,000	GBP	10,010,000	3,505	31,555	(28,050)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	5,680,000	EUR	5,680,000	144	71,878	(71,734)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	5,740,000	EUR	5,740,000	7,655	86,276	(78,621)
9M IRS	BNP Paribas SA	2.250	04/29/2026	2,980,000	EUR	2,980,000	200	20,118	(19,918)
2Y IRS	Citibank NA	1.771	01/24/2028	2,629,999,999	JPY	2,629,999,999	71,445	100,011	(28,566)

				2,677,849,999			$126,635	$ 347,378	$(220,743)

Puts
2Y IRS	Citibank NA	1.771	01/24/2028	2,630,000,002	JPY	2,630,000,002	123,349	100,012	23,337

Total purchased option contracts				5,307,850,001			$249,984	$ 447,390	$(197,406)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(5,560,000)	EUR	(5,560,000)	(3)	(30,877)	30,874
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(3,860,000)		$(3,860,000)	(34,437)	(36,284)	1,847
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(2,330,000)	GBP	(2,330,000)	(3,927)	(31,536)	27,609
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)	EUR	(1,690,000)	(3,423)	(86,344)	82,921
9M IRS	BNP Paribas SA	2.586	04/29/2026	(700,000)	EUR	(700,000)	(353)	(20,407)	20,054
9M IRS	BNP Paribas SA	2.400	05/11/2026	(1,726,803)	EUR	(1,726,803)	(197)	(22,650)	22,453
1M IRS	BofA Securities LLC	2.970	04/16/2026	(5,380,000)	EUR	(5,380,000)	(15,901)	(42,563)	26,662
1M IRS	Deutsche Bank AG
	(London)	3.870	04/23/2026	(3,870,000)		$(3,870,000)	(28,632)	(32,218)	3,586
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(5,810,000)		$(5,810,000)	(16,901)	(42,210)	25,309

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	UBS AG (London)	3.117%	04/27/2026	(3,550,000)	EUR	(3,550,000)	$(41,529)	$(35,995)	$(5,534)

				(34,476,803)			$(145,303)	$(381,084)	$235,781

Puts
1M IRS	Barclays Bank PLC	2.740	04/02/2026	(5,560,000)	EUR	(5,560,000)	(179,837)	(30,877)	(148,960)
1M IRS	Barclays Bank PLC	3.883	04/30/2026	(3,860,000)		$(3,860,000)	(31,197)	(36,284)	5,087
2M IRS	Barclays Bank PLC	4.900	06/30/2026	(23,440,000)	GBP	(23,440,000)	(34,880)	(37,540)	2,660
1M IRS	BofA Securities LLC	2.970	04/16/2026	(5,380,000)	EUR	(5,380,000)	(68,697)	(42,563)	(26,134)
1M IRS	Deutsche Bank AG
	(London)	3.870	04/23/2026	(3,870,000)		$(3,870,000)	(29,149)	(32,218)	3,069
1M IRS	MS & Co. Int. PLC	3.750	04/17/2026	(5,810,000)		$(5,810,000)	(74,974)	(42,210)	(32,764)
1M IRS	UBS AG (London)	3.117	04/27/2026	(3,550,000)	EUR	(3,550,000)	(25,423)	(35,995)	10,572

				(51,470,000)			$(444,157)	$(257,687)	$(186,470)

Total written option contracts				(85,946,803)			$(589,460)	$(638,771)	$49,311

TOTAL				5,221,903,198			$(339,476)	$(191,381)	$(148,095)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RON	—Romania New Leu
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STACR	—Structured Agency Credit Risk

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMBX	—Commercial Mortgage Backed Securities Index
CNRR	—China Fixing Repo Rate
EURO	—Euro Offered Rate
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEU	—iTraxx Europe Sub Financials Index
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Schedule of Investments March 31, 2026

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 81.0%

Advertising(a)(b) – 0.6%
Clear Channel Outdoor Holdings, Inc.
	$40,000	7.750%		04/15/28	$40,209
	309,000	7.875		04/01/30	323,770
	95,000	7.125		02/15/31	99,570
	106,000	7.500		03/15/33	112,283
Neptune Bidco U.S., Inc.
	135,000	10.375		05/15/31	136,524
	230,000	9.500		02/15/33	224,027

					936,383

Aerospace & Defense – 1.7%
Boeing Co. (a)
	858,000	6.298		05/01/29	901,423
	90,000	5.150		05/01/30	91,375
	25,000	3.250		02/01/35	21,408
	90,000	5.805		05/01/50	86,877
Bombardier, Inc. (a)(b)
	120,000	7.000		06/01/32	124,441
	55,000	6.750		06/15/33	56,845
Howmet Aerospace, Inc.
	495,000	4.550	(a)	11/15/32	488,926
	180,000	5.950		02/01/37	191,696
TransDigm, Inc. (a)
	465,000	4.625		01/15/29	456,784
	220,000	4.875		05/01/29	216,819

					2,636,594

Agriculture(a) – 0.7%
BAT Capital Corp.
	578,000	6.000		02/20/34	610,524
	480,000	5.625		08/15/35	493,862

					1,104,386

Airlines – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
	280,000	5.750		04/20/29	277,819
Azul Secured Finance LLP (a)(b)
	200,000	9.875		02/15/31	176,500
OneSky Flight LLC (a)(b)
	250,000	8.875		12/15/29	257,808
United Airlines Holdings, Inc. (a)
	200,000	5.375		03/01/31	195,876
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
	265,000	7.875		05/01/27	260,850
	115,000	9.500		06/01/28	112,403

					1,281,256

Apparel(a) – 0.6%
Beach Acquisition Bidco LLC
EUR	100,000	5.250	(b)	07/15/32	110,929
	142,000	5.250		07/15/32	157,520
(PIK 10.750%, Cash 10.000%)
	$210,809	10.000	(b)(c)	07/15/33	224,094
Champ Acquisition Corp. (b)
	375,000	8.375		12/01/31	392,891

					885,434

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – 2.2%
American Axle & Manufacturing, Inc. (b)
	$95,000	6.375%		10/15/32	$94,002
Clarios Global LP/Clarios U.S. Finance Co. (b)
	126,000	6.750		02/15/30	128,350
	105,000	6.750		09/15/32	105,887
Cyprium Corp./Cyprium Holdings Luxembourg SARL (b)
	175,000	6.125		04/15/31	173,026
Ford Motor Credit Co. LLC
	200,000	5.850		05/17/27	201,468
Forvia SE
EUR	100,000	2.375		06/15/29	109,572
General Motors Financial Co., Inc.
	$365,000	5.650		01/17/29	373,351
	475,000	6.150		07/15/35	491,022
Hyundai Capital America (b)
	370,000	6.200		09/21/30	388,045
	475,000	5.400		06/23/32	482,923
Nissan Motor Acceptance Co. LLC (b)
	310,000	6.125		09/30/30	298,161
Phinia, Inc. (b)
	290,000	6.750		04/15/29	296,018
	41,000	6.625		10/15/32	41,542
Qnity Electronics, Inc. (b)
	115,000	5.750		08/15/32	115,144
	55,000	6.250		08/15/33	55,800
Schaeffler AG
EUR	100,000	4.750		08/14/29	115,046
ZF Europe Finance BV
	100,000	6.125		03/13/29	115,860

					3,585,217

Banks – 11.6%
Banco Mercantil del Norte SA (a)
(10 yr. CMT + 4.299%)
	$450,000	8.750	(b)(d)	05/20/35	468,900
(10 yr. CMT + 5.353%)
	400,000	7.625		01/10/28	399,542
Banco Santander SA
	600,000	2.749		12/03/30	538,902
	400,000	6.921		08/08/33	431,580
Bank of America Corp. (a)(d)
(3 mo. USD Term SOFR + 1.252%)
	345,000	2.496		02/13/31	318,894
(3 mo. USD Term SOFR + 1.332%)
	285,000	3.970		03/05/29	282,489
(3 mo. USD Term SOFR + 1.572%)
	340,000	4.271		07/23/29	338,596
(5 yr. CMT + 3.231%)
	325,000	6.125		04/27/27	325,514
(Secured Overnight Financing Rate + 1.130%)
	705,000	5.045		02/06/37	695,553
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651		03/11/32	376,297
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898		07/23/31	418,850
(Secured Overnight Financing Rate + 1.630%)
	150,000	5.202		04/25/29	152,129

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 2.150%)
$515,000	2.592%		04/29/31	$475,757
Bank of New York Mellon Corp. (a)(d)
(5 yr. CMT + 2.034%)
955,000	5.625		03/20/31	935,031
(5 yr. CMT + 2.297%)
125,000	6.300		03/20/30	127,918
(Secured Overnight Financing Rate + 1.755%)
15,000	4.596		07/26/30	15,075
Barclays PLC (a)
250,000	4.337		01/10/28	249,055
(5 yr. CMT + 5.431%)
205,000	8.000	(d)	03/15/29	211,396
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico(a)(d) (5 yr. CMT + 2.650%)
200,000	5.125		01/18/33	195,241
Citigroup, Inc.
635,000	4.125		07/25/28	629,634
(5 yr. CMT + 2.572%)
330,000	6.750	(a)(d)	02/15/30	329,739
(5 yr. CMT + 3.001%)
170,000	6.625	(a)(d)	02/15/31	169,985
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(d)	11/05/30	349,302
Commerzbank AG (a)(d) (5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 4.322%)
200,000	7.500		10/09/30	202,644
Fifth Third Bancorp (a)(d) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772		07/28/30	350,168
JPMorgan Chase & Co. (a)(d)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	280,397
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	312,176
(5 yr. CMT + 2.152%)
240,000	6.500		04/01/30	246,175
(Secured Overnight Financing Rate + 1.300%)
380,000	5.193		02/05/37	373,099
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586		04/26/33	754,191
M&T Bank Corp. (a)(d)
(5 yr. CMT + 2.679%)
360,000	3.500		09/01/26	348,599
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053		01/27/34	468,592
Macquarie Bank Ltd. (a)(b)(d) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	571,817
Morgan Stanley (a)(d)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431		01/23/30	278,533
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	350,868
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	696,622
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	126,438

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.610%)
$150,000	4.210%		04/20/28	$149,577
PNC Financial Services Group, Inc. (a)(d) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	511,433
Royal Bank of Canada (a)(d) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	496,174
State Street Corp. (a)(d)
(5 yr. CMT + 2.135%)
140,000	6.450		09/15/30	141,957
(5 yr. CMT + 2.613%)
245,000	6.700		03/15/29	249,518
Truist Financial Corp. (a)(d)
(10 yr. CMT + 4.349%)
561,000	5.100		03/01/30	560,994
(5 yr. CMT + 3.003%)
255,000	6.669		09/01/26	254,582
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047		06/08/27	25,064
U.S. Bancorp (a)(d) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	278,713
UBS Group AG (a)(b)(d)
(1 yr. CMT + 1.100%)
435,000	2.746		02/11/33	384,157
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.179%)
240,000	7.125		08/10/34	235,920
Wells Fargo & Co. (a)
95,000	4.150		01/24/29	94,453
(5 yr. CMT + 2.767%)
210,000	6.850	(d)	09/15/29	217,489
(5 yr. CMT + 3.606%)
400,000	7.625	(d)	09/15/28	420,860
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(d)	07/25/33	387,816
Yapi ve Kredi Bankasi AS (a)(b)(d) (5 yr. CMT + 5.278%)

200,000	9.250		01/17/34	203,412

				18,407,817

Beverages(a) – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	379,755
Constellation Brands, Inc.
100,000	3.150		08/01/29	95,671
505,000	4.950		11/01/35	487,714
Keurig Dr. Pepper, Inc.

421,000	3.200		05/01/30	394,830

				1,357,970

Biotechnology(a) – 0.3%
Amgen, Inc.
115,000	5.250		03/02/30	118,129

291,000	5.250		03/02/33	298,569

				416,698

Building Materials(a) – 1.6%
Carrier Global Corp.
410,000	2.722		02/15/30	383,137

465,000	5.900		03/15/34	490,794

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
$270,000	4.900%	12/01/32	$271,093
MIWD Holdco II LLC/MIWD Finance Corp. (b)
90,000	5.500	02/01/30	77,882
Quikrete Holdings, Inc. (b)
175,000	6.375	03/01/32	177,874
195,000	6.750	03/01/33	198,071
Smyrna Ready Mix Concrete LLC (b)
472,000	8.875	11/15/31	482,762
Standard Building Solutions, Inc. (b)
265,000	6.500	08/15/32	266,317
Standard Industries, Inc. (b)
230,000	4.375	07/15/30	217,154

			2,565,084

Chemicals(a) – 1.6%
Avient Corp. (b)
180,000	7.125	08/01/30	182,632
Axalta Coating Systems LLC (b)
325,000	3.375	02/15/29	307,200
Celanese U.S. Holdings LLC
60,000	6.500	04/15/30	61,159
85,000	6.750	04/15/33	87,184
Chemours Co. (b)
50,000	8.000	01/15/33	50,269
Ingevity Corp. (b)
190,000	3.875	11/01/28	182,210
International Flavors & Fragrances, Inc. (b)
266,000	2.300	11/01/30	236,695
Methanex U.S. Operations, Inc. (b)
125,000	6.250	03/15/32	127,922
Minerals Technologies, Inc. (b)
325,000	5.000	07/01/28	322,146
Olympus Water U.S. Holding Corp. (b)
245,000	7.250	06/15/31	239,581
250,000	6.750	08/01/32	238,205
470,000	7.250	02/15/33	449,221
Solstice Advanced Materials, Inc. (b)
35,000	5.625	09/30/33	34,511

			2,518,935

Commercial Services(a) – 2.7%
Adani Ports & Special Economic Zone Ltd.
350,000	4.000	07/30/27	342,125
APi Group DE, Inc. (b)
365,000	4.125	07/15/29	347,823
50,000	4.750	10/15/29	48,428
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)
65,000	8.375	06/15/32	64,739
Belron U.K. Finance PLC (b)
205,000	5.750	10/15/29	206,052
CompoSecure Holdings LLC (b)
550,000	5.625	02/01/33	537,735
CoStar Group, Inc. (b)
75,000	2.800	07/15/30	67,840
Garda World Security Corp. (b)
75,000	7.750	02/15/28	76,387

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
	$95,000	8.250%	08/01/32	$94,200
	100,000	8.375	11/15/32	100,339
Graham Holdings Co. (b)
	385,000	5.625	12/01/33	376,430
GXO Logistics, Inc.
	471,000	2.650	07/15/31	419,463
	465,000	6.500	05/06/34	487,790
Herc Holdings, Inc. (b)
	165,000	7.000	06/15/30	169,325
Hertz Corp. (b)
	107,000	12.625	07/15/29	93,867
Quanta Services, Inc.
	61,000	2.900	10/01/30	56,615
Verisure Midholding AB
EUR	380,000	5.250	02/15/29	438,208
Wand NewCo 3, Inc. (b)
	$437,000	7.625	01/30/32	446,832

				4,374,198

Computers(a) – 1.0%
Ahead DB Holdings LLC (b)
	443,000	6.625	05/01/28	433,502
CACI International, Inc. (b)
	180,000	6.375	06/15/33	183,083
Dell International LLC/EMC Corp.
	270,000	5.300	10/01/29	275,527
Diebold Nixdorf, Inc. (b)
	240,000	7.750	03/31/30	249,967
KBR, Inc. (b)
	110,000	4.750	09/30/28	107,721
McAfee Corp. (b)
	205,000	7.375	02/15/30	169,107
Virtusa Corp. (b)
	164,000	7.125	12/15/28	128,179

				1,547,086

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	77,584

Diversified Financial Services(a) – 4.1%
Air Lease Corp. (d) (5 yr. CMT + 3.149%)
	260,000	4.125	12/15/26	252,759
Ally Financial, Inc. (d) (7 yr. CMT + 3.481%)
	295,000	4.700	05/15/28	272,612
Burford Capital Global Finance LLC (b)
	230,000	8.500	01/15/34	196,652
Capital One Financial Corp. (d) (3 mo. USD Term SOFR + 3.338%)
	290,000	5.500	10/30/27	287,689
Charles Schwab Corp. (d) (5 yr. CMT + 3.256%)
	265,000	5.000	06/01/27	262,930
Credit Acceptance Corp. (b)
	175,000	6.625	03/15/30	170,646
Focus Financial Partners LLC (b)
	192,000	6.750	09/15/31	190,996
Freedom Mortgage Holdings LLC (b)
	340,000	9.250	02/01/29	344,760
	110,000	7.875	04/01/33	103,182

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(a) – (continued)
goeasy Ltd. (b)
$55,000	6.875%	05/15/30	$45,470
205,000	6.875	02/15/31	165,080
Jane Street Group/JSG Finance, Inc. (b)
250,000	6.125	11/01/32	247,680
Midcap Financial Issuer Trust (b)
463,000	6.500	05/01/28	449,619
Navient Corp.
300,000	5.500	03/15/29	276,453
OneMain Finance Corp.
250,000	4.000	09/15/30	225,473
445,000	7.125	09/15/32	438,459
275,000	6.750	09/15/33	264,250
Osaic Holdings, Inc. (b)
211,000	6.750	08/01/32	210,751
6,000	8.000	08/01/33	5,924
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (b)
160,000	6.375	02/01/27	158,490
PennyMac Financial Services, Inc. (b)
190,000	6.875	05/15/32	183,386
Rocket Cos., Inc. (b)
205,000	6.125	08/01/30	207,011
180,000	6.375	08/01/33	181,879
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
578,000	4.000	10/15/33	518,478
SLM Corp.
105,000	6.500	01/31/30	103,317
Stonex Escrow Issuer LLC (b)
110,000	6.875	07/15/32	111,444
StoneX Group, Inc. (b)
130,000	7.875	03/01/31	135,247
United Wholesale Mortgage LLC (b)
210,000	5.500	04/15/29	196,537
UWM Holdings LLC (b)
263,000	6.250	03/15/31	239,522
VFH Parent LLC/Valor Co-Issuer, Inc. (b)
125,000	7.500	06/15/31	128,534

			6,575,230

Electrical(a) – 1.7%
AES Panama Generation Holdings SRL
373,404	4.375	05/31/30	346,425
American Electric Power Co., Inc.
325,000	2.300	03/01/30	297,693
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (b)
415,000	6.375	02/15/32	405,654
Lightning Power LLC (b)
195,000	7.250	08/15/32	203,145
NextEra Energy Capital Holdings, Inc. (d)
(5 yr. CMT + 1.979%)
180,000	6.500	08/15/55	185,537
(5 yr. CMT + 2.053%)
125,000	6.375	08/15/55	126,913
NRG Energy, Inc. (b)
305,000	5.750	07/15/29	304,530
195,000	6.000	01/15/36	193,218
Pacific Gas & Electric Co.

25,000	2.100	08/01/27	24,225

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical(a) – (continued)
$355,000	2.500%	02/01/31	$318,417
Talen Energy Supply LLC (b)
115,000	6.250	02/01/34	114,218
115,000	6.500	02/01/36	115,903
Vistra Operations Co. LLC (b)
60,000	4.300	07/15/29	58,996

			2,694,874

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
75,000	5.250	04/15/31	74,527
105,000	5.500	04/15/34	103,492

			178,019

Electronics(a)(b) – 0.2%
Imola Merger Corp.
375,000	4.750	05/15/29	364,736

Engineering & Construction(a) – 0.8%
Aeropuerto Internacional de Tocumen SA (b)
210,000	4.000	08/11/41	173,311
Arcosa, Inc. (b)
190,000	4.375	04/15/29	182,976
60,000	6.875	08/15/32	61,540
Brundage-Bone Concrete Pumping Holdings, Inc. (b)
245,000	7.500	02/01/32	247,413
Global Infrastructure Solutions, Inc. (b)
280,000	5.625	06/01/29	274,652
85,000	7.500	04/15/32	88,837
Mexico City Airport Trust
400,000	5.500	10/31/46	333,008

			1,361,737

Entertainment(a) – 1.4%
Caesars Entertainment, Inc. (b)
436,000	4.625	10/15/29	419,576
80,000	6.000	10/15/32	73,637
Cinemark USA, Inc. (b)
311,000	5.250	07/15/28	308,842
85,000	7.000	08/01/32	87,305
Discovery Global Holdings, Inc.
115,000	4.279	03/15/32	101,814
190,000	5.050	03/15/42	126,757
200,000	5.141	03/15/52	121,196
Light & Wonder International, Inc. (b)
177,000	6.250	10/01/33	173,292
Rivers Enterprise Borrower LLC (b)
120,000	6.250	10/15/30	119,827
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
262,000	6.625	02/01/33	260,876
SeaWorld Parks & Entertainment, Inc. (b)
290,000	5.250	08/15/29	277,918
Vail Resorts, Inc. (b)
145,000	5.625	07/15/30	143,962

			2,215,002

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Environmental(a)(b) – 1.3%
GFL Environmental Holdings U.S., Inc.
	$360,000	5.500%	02/01/34	$353,246
GFL Environmental, Inc.
	340,000	4.000	08/01/28	330,460
Luna 1.5 SARL (c)
	518,000	12.000	07/01/32	552,587
Luna 2 5SARL
EUR	100,000	5.500	07/01/32	113,877
Madison IAQ LLC
	$265,000	4.125	06/30/28	258,825
Waste Pro USA, Inc.
	480,000	7.000	02/01/33	486,686

				2,095,681

Food & Drug Retailing(a) – 2.1%
Albertsons Cos., Inc. (b)
	500,000	5.625	03/31/32	491,995
Fiesta Purchaser, Inc. (b)
	183,000	9.625	09/15/32	187,264
J.M. Smucker Co.
	626,000	6.200	11/15/33	662,922
Kraft Heinz Foods Co.
	351,000	5.500	06/01/50	312,899
Mars, Inc. (b)
	325,000	4.800	03/01/30	328,393
	300,000	5.000	03/01/32	303,525
	400,000	5.200	03/01/35	403,636
Post Holdings, Inc. (b)
	363,000	6.375	03/01/33	358,139
U.S. Foods, Inc. (b)
	205,000	4.625	06/01/30	199,691
United Natural Foods, Inc. (b)
	139,000	6.750	10/15/28	139,090

				3,387,554

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	105,000	6.300	02/15/30	110,033

Healthcare Providers & Services(a) – 2.1%
DaVita, Inc. (b)
	305,000	3.750	02/15/31	279,804
Global Medical Response, Inc. (b)
	107,000	7.375	10/01/32	111,105
LifePoint Health, Inc. (b)
	210,000	5.375	01/15/29	202,236
	140,000	11.000	10/15/30	150,741
Medline Borrower LP (b)
	400,000	3.875	04/01/29	387,124
	275,000	5.250	10/01/29	272,536
Molina Healthcare, Inc. (b)
	260,000	6.500	02/15/31	255,978
	235,000	6.250	01/15/33	227,825
Prime Healthcare Services, Inc. (b)
	150,000	9.375	09/01/29	155,484
Select Medical Corp. (b)
	325,000	6.250	12/01/32	308,913

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
Team Health Holdings, Inc. (b)
	$71,000	8.375%		06/30/28	$70,332
(PIK 4.500%, Cash 9.000%)
	745,000	13.500	(c)	06/30/28	771,529
Tenet Healthcare Corp.
	155,000	6.125		06/15/30	156,271

					3,349,878

Home Builders(a) – 0.6%
Installed Building Products, Inc. (b)
	85,000	5.625		02/01/34	83,448
K Hovnanian Enterprises, Inc. (b)
	49,000	8.000		04/01/31	48,588
	44,000	8.375		10/01/33	43,507
KB Home
	185,000	7.250		07/15/30	188,765
LGI Homes, Inc. (b)
	214,000	4.000		07/15/29	190,971
Risewell Homes, Inc. (b)
	343,000	8.500		11/01/30	335,478

					890,757

Housewares(a) – 0.3%
Newell Brands, Inc.
	90,000	8.500	(b)	06/01/28	93,069
	45,000	6.375		05/15/30	43,333
	75,000	6.625		05/15/32	71,694
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	230,995

					439,091

Insurance(a) – 3.9%
Acrisure LLC/Acrisure Finance, Inc. (b)
	70,000	8.250		02/01/29	69,256
	640,000	6.000		08/01/29	601,069
	110,000	6.750		07/01/32	105,744
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)
	345,000	6.750		10/15/27	344,914
	85,000	7.375		10/01/32	83,437
American International Group, Inc.
	305,000	3.400		06/30/30	290,943
	475,000	5.450		05/07/35	484,547
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (b)
	310,000	7.875		11/01/29	280,175
Ardonagh Finco Ltd.
EUR	125,000	6.875		02/15/31	143,564
Ardonagh Group Finance Ltd. (b)
	$540,000	8.875		02/15/32	524,237
Asurion LLC/Asurion Co-Issuer, Inc. (b)
	275,000	8.375		02/01/34	267,858
Broadstreet Partners Group LLC (b)
	510,000	5.875		04/15/29	496,959
Equitable Holdings, Inc.
	20,000	4.350		04/20/28	19,946
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (b)
	820,000	8.125		02/15/32	769,062

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance(a) – (continued)
HUB International Ltd. (b)
	$115,000	7.375%		01/31/32	$117,306
MetLife, Inc.
	480,000	5.300		12/15/34	491,155
(5 yr. CMT + 2.078%)
	80,000	6.350	(d)	03/15/55	81,014
Panther Escrow Issuer LLC (b)
	843,000	7.125		06/01/31	844,340
Ryan Specialty LLC (b)
	135,000	5.875		08/01/32	133,595
USI, Inc. (b)
	90,000	7.500		01/15/32	91,913

					6,241,034

Internet(a) – 1.8%
ANGI Group LLC (b)
	194,000	3.875		08/15/28	173,306
Arches Buyer, Inc. (b)
	64,000	6.125		12/01/28	61,333
Expedia Group, Inc.
	72,000	4.625		08/01/27	72,063
	326,000	2.950		03/15/31	298,805
	485,000	5.400		02/15/35	481,096
Gen Digital, Inc. (b)
	125,000	6.250		04/01/33	121,670
Match Group Holdings II LLC (b)
	145,000	5.625		02/15/29	143,134
	110,000	3.625		10/01/31	97,713
Meta Platforms, Inc.
	575,000	5.625		11/15/55	538,603
	80,000	5.750		05/15/63	74,244
Prosus NV (b)
EUR	120,000	2.031		08/03/32	122,155
Snap, Inc. (b)
	$80,000	6.875		03/01/33	75,723
	360,000	6.875		03/15/34	338,468
United Group BV (b)
EUR	175,000	4.625		08/15/28	201,254

					2,799,567

Investment Companies(a)(b) – 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$425,000	10.000		11/15/29	418,145
JAB Holdings BV
	250,000	2.200		11/23/30	223,130

					641,275

Iron/Steel(a) – 0.2%
Metinvest BV
	200,000	8.500		04/23/26	194,750
Mineral Resources Ltd. (b)
	120,000	7.000		04/01/31	122,506

					317,256

Leisure Time(a)(b) – 1.3%
Carnival Corp.
	500,000	5.125		05/01/29	496,185

	60,000	7.000		08/15/29	62,204

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time(a)(b) – (continued)
$240,000	5.750%		03/15/30	$241,831
200,000	6.125		02/15/33	201,868
MajorDrive Holdings IV LLC
260,000	6.375		06/01/29	191,584
NCL Corp. Ltd.
164,000	5.875		01/15/31	159,310
82,000	6.250		09/15/33	79,635
Royal Caribbean Cruises Ltd.
250,000	5.625		09/30/31	252,675
65,000	6.250		03/15/32	66,479
Viking Cruises Ltd.
410,000	5.875		10/15/33	405,539

				2,157,310

Lodging(a) – 0.7%
Genting New York LLC/GENNY Capital, Inc. (b)
435,000	7.250		10/01/29	437,323
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (b)
350,000	5.000		06/01/29	332,679
Marriott International, Inc.
75,000	5.000		10/15/27	75,685
185,000	4.900		04/15/29	187,081
58,000	4.875		05/15/29	58,625

				1,091,393

Machinery - Construction & Mining(a)(b) – 0.2%
Terex Corp.
105,000	6.250		10/15/32	105,711
Vertiv Group Corp.
255,000	4.125		11/15/28	250,310

				356,021

Machinery-Diversified(a) – 0.1%
Otis Worldwide Corp.
245,000	2.565		02/15/30	227,421

Media – 3.0%
AMC Networks, Inc. (a)(b)
85,000	10.500		07/15/32	83,901
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
520,000	4.750		03/01/30	493,210
575,000	4.750		02/01/32	521,243
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
170,000	3.750		02/15/28	167,013
CSC Holdings LLC (a)(b)
200,000	5.750		01/15/30	75,142
210,000	3.375		02/15/31	123,318
Directv Financing LLC (a)(b)
120,000	8.875		02/01/30	119,755
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
193,000	5.875		08/15/27	192,419
DISH DBS Corp.
110,000	5.250	(a)(b)	12/01/26	109,000
14,000	5.750	(a)(b)	12/01/28	13,558
7,000	5.125		06/01/29	6,256

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
DISH Network Corp. (a)(b)
$170,000	11.750%	11/15/27	$175,137
GCI LLC (a)(b)
440,000	4.750	10/15/28	425,902
Gray Media, Inc. (a)(b)
91,000	4.750	10/15/30	70,322
82,000	7.250	08/15/33	82,599
iHeartCommunications, Inc. (a)(b)
232,000	10.875	05/01/30	148,791
Nexstar Media, Inc. (a)(b)
455,000	6.500	09/15/33	458,522
275,000	7.250	04/15/34	275,600
Sinclair Television Group, Inc. (a)(b)
430,000	8.125	02/15/33	438,243
Sirius XM Radio LLC (a)(b)
635,000	3.875	09/01/31	577,291
Univision Communications, Inc. (a)(b)
175,000	9.375	08/01/32	180,462

			4,737,684

Metal Fabricate & Hardware(a)(b) – 0.0%
Advanced Drainage Systems, Inc.
85,000	5.375	03/01/34	82,900

Miscellaneous Manufacturing – 0.2%
Amsted Industries, Inc. (a)(b)
50,000	6.375	03/15/33	50,300
Axon Enterprise, Inc. (a)(b)
80,000	6.125	03/15/30	81,642
80,000	6.250	03/15/33	81,653
General Electric Co.

95,000	5.875	01/14/38	101,133

			314,728

Oil Field Services – 5.4%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
76,000	7.500	10/01/29	79,371
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
170,000	6.625	09/01/32	173,351
Archrock Services LP/Archrock Partners Finance Corp. (a)(b)
205,000	6.000	02/01/34	203,061
BKV Upstream Midstream LLC (a)(b)
135,000	7.500	10/15/30	136,548
California Resources Corp. (a)(b)
115,000	7.000	01/15/34	115,696
Cenovus Energy, Inc.
11,000	6.750	11/15/39	11,986
Chord Energy Corp. (a)(b)
185,000	6.000	10/01/30	186,965
195,000	6.750	03/15/33	201,377
CNX Resources Corp. (a)(b)
175,000	7.250	03/01/32	179,825
Crescent Energy Finance LLC (a)(b)
50,000	7.625	04/01/32	50,704
485,000	7.375	01/15/33	485,121
DBR Land Holdings LLC (a)(b)
230,000	6.250	12/01/30	232,999

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Ecopetrol SA (a)
$240,000	6.875%		04/29/30	$240,144
Expand Energy Corp. (a)
180,000	4.750		02/01/32	175,396
Kodiak Gas Services LLC (a)(b)
148,000	7.250		02/15/29	153,364
105,000	5.875		04/01/31	105,443
150,000	6.500		10/01/33	151,283
100,000	6.750		10/01/35	101,572
Kraken Oil & Gas Partners LLC (a)(b)
35,000	7.625		08/15/29	35,563
Marathon Petroleum Corp. (a)
50,000	3.800		04/01/28	49,383
Matador Resources Co. (a)(b)
110,000	6.500		04/15/32	111,170
191,000	6.250		04/15/33	191,057
592,000	6.000		04/15/34	587,915
Murphy Oil Corp. (a)
142,000	6.000		10/01/32	141,050
Noble Finance II LLC (a)(b)
350,000	8.000		04/15/30	361,217
Northern Oil & Gas, Inc. (a)(b)
355,000	8.750		06/15/31	369,367
30,000	7.875		10/15/33	31,062
Permian Resources Operating LLC (a)(b)
83,000	5.875		07/01/29	83,111
79,000	7.000		01/15/32	81,977
115,000	6.250		02/01/33	117,106
Petroleos Mexicanos (a)
340,000	6.840		01/23/30	341,156
170,000	5.950		01/28/31	162,597
30,000	6.700		02/16/32	29,363
SESI LLC (a)(b)
25,000	7.875		09/30/30	25,492
SM Energy Co. (a)(b)
90,000	6.750		08/01/29	91,419
140,000	7.000		08/01/32	142,933
100,000	9.625		06/15/33	110,663
Sunoco LP (a)(b)
190,000	7.000		05/01/29	194,902
145,000	7.250		05/01/32	150,156
35,000	6.250		07/01/33	35,209
(5 yr. CMT + 4.230%)
350,000	7.875	(d)	09/18/30	356,674
Tidewater, Inc. (a)(b)
265,000	9.125		07/15/30	282,906
Transocean International Ltd. (a)(b)
100,000	8.250		05/15/29	103,283
21,700	8.750		02/15/30	22,610
105,000	8.500		05/15/31	110,308
75,000	7.875		10/15/32	79,706
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
165,000	7.125		03/15/29	168,854
105,000	6.250		10/01/33	104,652
WBI Operating LLC (a)(b)
285,000	6.250		10/15/30	286,089
250,000	6.500		10/15/33	248,167

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Weatherford International Ltd. (a)(b)
$145,000	6.750%	10/15/33	$147,759
Western Midstream Operating LP (a)(b)
160,000	7.250	04/01/30	168,346
Wildfire Intermediate Holdings LLC (a)(b)
95,000	7.500	10/15/29	96,076

			8,603,504

Packaging(a)(b)(e) – 0.0%
ARD Finance SA (PIK 7.250%, Cash 6.500%)
434,894	6.500	06/30/27	4,879

Pharmaceuticals(a) – 0.9%
1261229 BC Ltd. (b)
200,000	10.000	04/15/32	203,566
AdaptHealth LLC (b)
220,000	6.125	08/01/28	219,657
95,000	4.625	08/01/29	90,618
65,000	5.125	03/01/30	62,317
Amneal Pharmaceuticals LLC (b)
58,000	6.875	08/01/32	59,724
Bausch Health Cos., Inc. (b)
60,000	5.000	01/30/28	50,798
Opal Bidco SAS (b)
485,000	6.500	03/31/32	485,325
Teva Pharmaceutical Finance Netherlands IV BV
200,000	5.750	12/01/30	202,550

			1,374,555

Pipelines(a) – 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
155,000	6.625	02/01/32	158,646
130,000	5.750	10/15/33	128,660
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
55,000	7.000	07/15/29	56,755
55,000	7.250	07/15/32	57,162
Buckeye Partners LP (b)
185,000	6.875	07/01/29	190,261
85,000	6.750	02/01/30	87,642
Cheniere Energy Partners LP
40,000	5.950	06/30/33	41,954
CNX Midstream Partners LP (b)
145,000	4.750	04/15/30	138,179
Columbia Pipelines Operating Co. LLC (b)
345,000	6.036	11/15/33	363,689
CQP Holdco LP/BIP-V Chinook Holdco LLC (b)
685,000	5.500	06/15/31	668,396
Delek Logistics Partners LP/Delek Logistics Finance Corp. (b)
140,000	8.625	03/15/29	144,901
255,000	7.375	06/30/33	256,951
Energy Transfer LP
385,000	5.250	04/15/29	392,273
Excelerate Energy LP (b)
208,000	8.000	05/15/30	217,799
Genesis Energy LP/Genesis Energy Finance Corp.
220,000	7.875	05/15/32	226,538
455,000	6.750	03/15/34	453,075

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
Global Partners LP/GLP Finance Corp.
$440,000	6.875%	01/15/29	$441,210
Howard Midstream Energy Partners LLC (b)
115,000	7.375	07/15/32	118,955
190,000	6.625	01/15/34	190,380
Kinetik Holdings LP (b)
70,000	6.625	12/15/28	71,166
265,000	5.875	06/15/30	265,861
MPLX LP
105,000	4.000	03/15/28	104,174
365,000	2.650	08/15/30	336,296
NuStar Logistics LP
285,000	6.375	10/01/30	294,710
ONEOK, Inc.
275,000	6.350	01/15/31	292,339
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	385,276
Prairie Acquiror LP (b)
255,000	9.000	08/01/29	263,665
Rockies Express Pipeline LLC (b)
150,000	6.750	03/15/33	154,323
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
140,000	7.375	02/15/29	143,895
75,000	6.000	12/31/30	74,505
160,000	6.750	03/15/34	160,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875	02/01/31	394,510
197,000	4.000	01/15/32	186,807
TransMontaigne Partners LLC (b)
460,000	8.500	06/15/30	466,357
Venture Global Calcasieu Pass LLC (b)
310,000	4.125	08/15/31	288,319
282,000	3.875	11/01/33	249,985
Venture Global LNG, Inc. (b)
278,000	8.125	06/01/28	284,653
30,000	9.500	02/01/29	32,450
150,000	7.000	01/15/30	153,429
Venture Global Plaquemines LNG LLC (b)
130,000	6.125	12/15/30	133,728
145,000	6.500	01/15/34	151,174
135,000	6.500	06/15/34	140,469
145,000	6.750	01/15/36	153,426

			9,515,599

Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
160,000	5.750	01/15/29	154,179

Real Estate Investment Trust(a) – 2.7%
Agree LP
25,000	2.900	10/01/30	23,103
475,000	5.600	06/15/35	487,492
Cousins Properties LP
480,000	5.875	10/01/34	486,830
Iron Mountain Information Management Services, Inc. (b)
318,000	5.000	07/15/32	299,915
MPT Operating Partnership LP/MPT Finance Corp. (b)
10,000	8.500	02/15/32	10,151

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Prologis LP
$25,000	1.750%	07/01/30	$22,314
Realty Income Corp.
60,000	4.000	07/15/29	59,235
355,000	2.850	12/15/32	314,711
490,000	5.125	04/15/35	490,191
Regency Centers LP
60,000	2.950	09/15/29	57,140
490,000	5.100	01/15/35	488,011
RHP Hotel Properties LP/RHP Finance Corp. (b)
45,000	6.500	06/15/33	45,789
Service Properties Trust (b)(f)
20,000	0.000	09/30/28	18,235
Starwood Property Trust, Inc. (b)
330,000	5.250	10/15/28	327,218
215,000	6.500	07/01/30	218,305
65,000	5.750	01/15/31	64,217
Trust 2401 (b)
200,000	4.869	01/15/30	191,698
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
200,000	4.750	04/15/28	198,962
100,000	8.625	06/15/32	101,706
WP Carey, Inc.
60,000	3.850	07/15/29	58,580
25,000	2.400	02/01/31	22,365
XHR LP (b)
277,000	4.875	06/01/29	268,405

			4,254,573

Retailing(a) – 1.7%
Asbury Automotive Group, Inc. (b)
220,000	4.625	11/15/29	212,538
55,000	5.000	02/15/32	52,126
Cougar JV Subsidiary LLC (b)
90,000	8.000	05/15/32	93,216
Group 1 Automotive, Inc. (b)
110,000	4.000	08/15/28	106,332
45,000	6.375	01/15/30	45,399
Ken Garff Automotive LLC (b)
290,000	4.875	09/15/28	285,229
LCM Investments Holdings II LLC (b)
410,000	4.875	05/01/29	399,516
Michaels Cos., Inc. (b)
370,000	8.500	03/15/33	360,302
218,000	11.000	03/15/34	203,348
Penske Automotive Group, Inc.
290,000	3.750	06/15/29	275,926
QXO Building Products, Inc. (b)
125,000	6.750	04/30/32	127,519
Sonic Automotive, Inc. (b)
185,000	4.625	11/15/29	179,309
75,000	4.875	11/15/31	71,077
Staples, Inc. (b)
50,000	10.750	09/01/29	46,438
10,000	12.750	01/15/30	6,747
Tractor Supply Co.
75,000	1.750	11/01/30	66,152

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
Yum! Brands, Inc. (b)
	$135,000	4.750%		01/15/30	$132,912

					2,664,086

Semiconductors(a) – 1.1%
Broadcom, Inc.
	372,000	3.469		04/15/34	335,250
	594,000	3.137	(b)	11/15/35	504,692
	645,000	3.187	(b)	11/15/36	539,078
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400		05/01/30	343,131

					1,722,151

Software(a) – 5.4%
AthenaHealth Group, Inc. (b)
	376,000	6.500		02/15/30	351,225
Clarivate Science Holdings Corp. (b)
	240,000	3.875		07/01/28	226,582
Cloud Software Group, Inc. (b)
	323,000	9.000		09/30/29	311,621
CoreWeave, Inc. (b)
	898,000	9.250		06/01/30	873,377
	357,000	9.000		02/01/31	339,536
Elastic NV (b)
	245,000	4.125		07/15/29	229,874
Fair Isaac Corp. (b)
	849,000	6.000		05/15/33	832,996
	80,000	6.250		09/15/34	78,617
MSCI, Inc.
	748,000	3.875	(b)	02/15/31	708,034
	490,000	5.250		09/01/35	480,033
OAK-Eagle Acquireco, Inc. (b)
	90,000	7.250		07/01/33	93,210
	40,000	8.750		07/01/34	41,831
Oracle Corp.
	850,000	2.950		04/01/30	775,438
	415,000	2.875		03/25/31	368,790
	580,000	6.250		11/09/32	595,126
	240,000	5.350		05/04/33	233,513
	220,000	5.700		02/04/36	211,512
Salesforce, Inc.
	705,000	4.900		09/15/31	704,041
	636,000	5.550		03/15/36	634,073
TeamSystem SpA (b)
EUR	435,000	3.500		02/15/28	491,779

					8,581,208

Telecommunication Services – 4.3%
APLD ComputeCo LLC (a)(b)
	$525,000	9.250		12/15/30	540,960
AT&T, Inc. (a)
	365,000	2.750		06/01/31	333,610
	482,000	2.550		12/01/33	407,782
	135,000	4.900		08/15/37	129,545
	315,000	5.150		11/15/46	280,904
	395,000	3.650		06/01/51	270,769
	420,000	3.500		09/15/53	275,108

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Black Pearl Compute LLC (a)(b)
$705,000	6.125%		02/15/31	$717,909
EchoStar Corp. (a)
220,000	10.750		11/30/29	237,600
(PIK 6.750%, Cash 6.750%)
468,526	6.750	(c)	11/30/30	473,656
Frontier Communications Holdings LLC (a)(b)
125,000	5.000		05/01/28	125,016
Level 3 Financing, Inc. (a)(b)
220,000	6.875		06/30/33	224,019
275,000	7.000		03/31/34	281,562
455,000	8.500		01/15/36	474,642
Sprint Capital Corp.
325,000	8.750		03/15/32	386,734
SV RNO Property Owner 1 LLC (a)(b)
365,000	5.875		03/01/31	361,704
T-Mobile USA, Inc. (a)
402,000	3.875		04/15/30	391,359
500,000	4.950		11/15/35	490,685
Uniti Services LLC (a)(b)
285,000	7.500		10/15/33	296,206
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
90,000	8.250		10/01/31	94,270

				6,794,040

Transportation – 0.6%
Beacon Mobility Corp. (a)(b)
135,000	7.250		08/01/30	139,358
MV24 Capital BV
416,418	6.748		06/01/34	415,897
Rand Parent LLC (a)(b)
240,000	8.500		02/15/30	246,929
XPO, Inc. (a)(b)
110,000	7.125		02/01/32	113,501

				915,685

TOTAL CORPORATE OBLIGATIONS (Cost $128,141,091)				$128,908,282

Mortgage-Backed Obligations – 9.3%

Collateralized Mortgage Obligations(a) – 0.5%

Interest Only – 0.1%
Government National Mortgage Association REMICS Series 2018- 124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$108,046	2.411	%(d)(g)	09/20/48	$12,579
Government National Mortgage Association REMICS Series 2020-7, Class GI
47,768	4.000	(h)	01/20/50	9,371
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
141,071	2.261	(d)(g)	02/20/50	16,106
Government National Mortgage Association REMICS Series 2019- 153, Class EI
275,889	4.000	(h)	12/20/49	58,627

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class GI

$108,621	5.000	%(h)	05/20/50	$25,465

				122,148

Sequential Fixed Rate(b)(i) – 0.1%
OBX Trust Series 2024-NQM8, Class A1

193,718	6.233		05/25/64	195,209

Sequential Floating Rate(b)(d) – 0.3%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR + 4.000%)
100,000	7.662		07/25/42	103,063
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
150,906	4.862		05/25/44	150,832
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	7.262		07/25/42	30,484
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	6.662		04/25/42	86,060
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)

100,000	5.312		05/25/44	99,922

				470,361

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				787,718

Commercial Mortgage-Backed Securities – 3.3%
Regular Floater(b)(d) – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$200,000	5.805%		11/15/29	$199,574
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)

100,000	6.603		11/15/29	100,106

				299,680

Sequential Fixed Rate – 0.8%
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	270,654
ROCK Trust Series 2024-CNTR, Class A
250,000	5.388	(b)	11/13/41	254,217
ROCK Trust Series 2024-CNTR, Class D
300,000	7.109	(b)	11/13/41	311,880
SLG Office Trust Series 2021-OVA, Class A

500,000	2.585	(b)	07/15/41	444,856

				1,281,607

Sequential Floating Rate – 2.3%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)(d)	11/15/64	186,954
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(d)	06/15/55	390,219

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Bank Series 2018-BN13, Class A5
$375,000	4.217	%(a)(d)	08/15/61	$372,083
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	436,255
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	4.592	(b)(d)	03/15/37	521,498
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	5.315	(b)(d)	02/15/41	398,521
Durst Commercial Mortgage Trust Series 2025-151, Class A
300,000	4.802	(b)(d)	08/10/42	302,491
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
150,000	6.340	(b)(d)	01/13/40	154,011
IRV Trust Series 2025-200P, Class A
350,000	5.295	(a)(b)(d)	03/14/47	352,948
IRV Trust Series 2025-200P, Class D
100,000	6.166	(a)(b)(d)	03/14/47	100,155
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	4.874	(a)(b)(d)	10/13/33	249,212
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
250,000	5.365	(b)(d)	02/15/42	248,725

				3,713,072

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$5,294,359

Federal Agencies(j) – 5.5%

Government National Mortgage Association – 3.1%
$1,000,000	4.500%		TBA-30yr	$964,466
2,000,000	5.500		TBA-30yr	2,011,060
2,000,000	6.000		TBA-30yr	2,032,969

				5,008,495

Uniform Mortgage-Backed Security – 2.4%
1,000,000	2.500		TBA-30yr	840,625
1,000,000	4.000		TBA-30yr	942,383
2,000,000	5.500		TBA-30yr	2,008,359

				3,791,367

TOTAL FEDERAL AGENCIES				$8,799,862

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $14,830,811)				$14,881,939

Asset-Backed Securities(a)(b) – 5.9%

Collateralized Loan Obligations – 5.9%
1988 CLO 3 Ltd. Series 2023-3A, Class A1R(d) (3 mo. USD Term SOFR + 1.250%)
$500,000	4.922%		10/15/38	$497,258
1988 CLO 5 Ltd. Series 2024-5A, Class A1(d) (3 mo. USD Term SOFR + 1.540%)
500,000	5.212		07/15/37	500,311

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a)(b) – (continued)

Collateralized Loan Obligations – (continued)
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1(d) (3 mo. USD Term SOFR + 1.480%)
$725,000	5.151%		07/16/37	$725,239
CBAMR Ltd. Series 2020-12A, Class A1R2(d) (3 mo. USD Term SOFR + 1.250%)
500,000	4.920		01/20/39	501,465
CIFC Funding Ltd. Series 2022-6A, Class BR(d) (3 mo. USD Term SOFR + 1.750%)
600,000	5.421		10/16/38	601,459
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class ARR(d) (3 mo. USD Term SOFR + 1.230%)
1,425,000	4.898		01/15/39	1,422,577
GoldenTree Loan Management U.S. CLO Ltd. Series 2026-29A, Class A (-1X 3 mo. USD Term SOFR + 1.230%)
400,000	1.000		04/20/39	400,000
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A(d) (3 mo. USD Term SOFR + 1.500%)
725,000	5.168		07/25/37	724,663
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(d) (3 mo. USD Term SOFR + 1.670%)
400,000	5.342		07/15/37	400,191
Oaktree CLO Ltd. Series 2019-4A, Class ARR(d) (3 mo. USD Term SOFR + 1.510%)
250,000	5.178		07/20/37	250,250
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR(d) (3 mo. USD Term SOFR + 1.350%)
575,000	5.018		07/20/37	575,271
Park Blue CLO Ltd. Series 2024-6A, Class A1(d) (3 mo. USD Term SOFR + 1.340%)
750,000	5.008		01/25/38	749,621
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2(d) (3 mo. USD Term SOFR + 1.170%)
1,125,000	4.832		01/21/39	1,121,983
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR(d) (3 mo. USD Term SOFR + 1.280%)
900,000	4.948		10/20/38	898,213

				9,368,501

TOTAL ASSET-BACKED SECURITIES (Cost $9,383,235)				$9,368,501

Bank Loans(k) – 4.1%

Aerospace & Defense–0.6%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
$98,254	6.200%		10/31/30	$98,323
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
444,375	5.668		10/31/31	444,175
Kaman Corp.
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
362,775	6.168	–
	6.200		02/26/32	362,707

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Aerospace & Defense–(continued)
(3 mo. USD Term SOFR + 2.500%)
	$6,725	6.200%	02/26/32	$6,642

				911,847

Automotive–0.0%
First Brands Group LLC
(3 mo. USD Term SOFR + 7.000%)
	6,149	10.676	06/29/26	10

Building & Construction–0.2%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
	394,013	6.418	07/30/31	393,149

Building Materials–0.3%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
	484,840	6.418	09/08/32	479,817

Capital Goods - Others–0.2%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.500%)
EUR	72,000	5.627	11/26/32	82,892
(3 mo. USD Term SOFR + 3.250%)
	$181,074	6.950	11/26/32	181,572

				264,464

Commercial Services–0.3%
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
	496,443	7.171	12/29/31	472,862

Diversified Financial Services–0.4%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
	350,000	6.421	10/01/32	350,875
DRW Holdings LLC
(1 mo. USD Term SOFR + 3.500%)
	135,113	7.168	06/26/31	132,410
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
	227,700	6.450	11/26/31	224,665

				707,950

Electrical–0.1%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.000%)
	91,824	6.700	05/01/31	91,595

Entertainment–0.3%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
	169,056	6.418	11/24/28	168,916
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
	246,884	8.171	12/02/31	244,067

				412,983

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)

Food & Beverages–0.1%
Sazerac Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
$224,438	5.670%	07/09/32	$224,125

Insurance–0.2%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
274,048	6.168	06/13/31	266,958

Internet–0.1%
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
176,511	7.200	10/02/31	141,209

Machinery - Construction & Mining–0.0%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
21,120	5.700	04/20/29	21,081

Midstream–0.3%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
75,000	5.923	12/17/32	74,930
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
320,147	6.918	08/01/29	320,387

			395,317

Retailers–0.2%
Harbor Freight Tools USA, Inc.
(1 mo. USD Term SOFR + 2.250%)
148,679	5.918	06/11/31	146,967
TruGreen LP
(3 mo. USD Term SOFR + 8.500%)
210,000	12.429	11/02/28	194,250

			341,217

Technology–0.7%
Go Daddy Operating Co. LLC
(1 mo. USD Term SOFR + 1.750%)
448,861	5.418	11/09/29	441,755
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.000%)
188,974	6.668	12/02/31	188,974
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
199,495	6.668	03/01/29	177,551
Pitney Bowes, Inc.
(3 mo. USD Term SOFR + 3.750%)
346,435	7.450	03/19/32	343,549

			1,151,829

Technology - Hardware–0.1%
Grinding Media, Inc.
(3 mo. USD Term SOFR + 3.500%)
191,090	7.173	10/12/28	191,090

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k)–(continued)

Technology - Software–0.0%
Virtusa Corp.
(1 mo. USD Term SOFR + 3.250%)
	$29,812	6.918%		02/15/29	$26,719

TOTAL BANK LOANS (Cost $6,587,153)					$6,494,222

Sovereign Debt Obligations – 3.3%

Euro – 0.7%
Egypt Government International Bonds
EUR	200,000	4.750%		04/16/26	$231,008
Indonesia Government International Bonds
	100,000	1.100		03/12/33	92,877
Ivory Coast Government International Bonds (b)
	500,000	4.875		01/30/32	537,037
Romania Government International Bonds
	290,000	2.875		03/11/29	321,445
	30,000	2.625	(b)	12/02/40	21,655

					1,204,022

United States Dollar – 2.6%
Abu Dhabi Government International Bonds (b)
	$200,000	3.875		04/16/50	149,800
Argentina Republic Government International Bonds (a)(i)
	328,248	0.750		07/09/30	275,072
Benin Government International Bonds
	200,000	7.960		02/13/38	195,665
Benin Sukuk SA (b)
	200,000	6.200		01/29/33	185,654
Dominican Republic International Bonds (b)
	240,000	4.875		09/23/32	221,220
Ecuador Government International Bonds (b)
	30,632	0.000	(f)	07/31/30	25,609
	200,000	8.750		01/29/34	196,350
	46,400	5.000	(i)	07/31/40	36,146
Egypt Government International Bonds (b)
	200,000	8.875		05/29/50	176,131
Mexico Government International Bonds (a)
	603,000	3.500		02/12/34	513,376
Morocco Government International Bonds (b)
	310,000	3.000		12/15/32	265,825
Republic of Uzbekistan International Bonds (b)
	200,000	3.700		11/25/30	181,482
Turkiye Government International Bonds
	200,000	6.125		10/24/28	200,600
	200,000	7.625		04/26/29	206,660
	250,000	7.125		07/17/32	248,790
	200,000	6.500		09/20/33	190,280
Ukraine Government International Bonds (b)(i)
	54,803	4.500		02/01/29	38,362
	10,241	0.000		02/01/30	5,981
	38,270	0.000		02/01/34	16,303
	79,801	4.500		02/01/34	42,374
	32,341	0.000		02/01/35	14,812
	33,651	4.500		02/01/35	17,532
	26,951	0.000		02/01/36	12,317
	19,229	4.500		02/01/36	9,826

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)

Venezuela Government International Bonds (e)
$1,570,000	7.650%	04/21/25	$651,550

			4,077,717

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,575,247)			$5,281,739

Shares	Description	Value

Common Stocks(e) – 0.2%

Containers & Packaging(l) –0.0%
7,945	Ardagh Holdings SA	$55,615

Interactive Media & Services – 0.1%
10,247	Angi, Inc.	70,192

Media – 0.1%
222	Audacy Capital Corp. Class B	777
2,022	Audacy Capital LLC Class A	5,560
45,301	iHeartMedia, Inc. Class A	132,279

		138,616

TOTAL COMMON STOCKS (Cost $436,922)		$264,423

Shares	Dividend Rate		Value

Preferred Stocks(e) –0.1%

Software – 0.1%
Oracle Corp.
3,449		6.500%	$155,239
(Cost $169,922)

Principal Amount	Interest Rate	Maturity Date	Value

Contingent Value Rights(e) –0.0%

Communications – 0.0%
SES SA
$4,216	0.000%		$61,309

TOTAL CONTINGENT VALUE RIGHTS (Cost $—)			$61,309

Units	Expiration Date		Value

Rights(e) –0.0%

Cineworld Group PLC
2,800		12/31/99	$49,199
(Cost $71,148)

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

Shares	Dividend Rate	Value

Investment Company(m) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,172	3.553%	$2,172
(Cost $ 2,172)

TOTAL INVESTMENTS – 103.9% (Cost $ 165,197,701)		$165,467,025

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.9)%		(6,245,771)

NET ASSETS – 100.0%		$159,221,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Pay-in-kind securities.
(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(e)	Security is currently in default and/or non-income producing.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Interest Only Inverse Floaters.
(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.
(j)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,799,862 which represents approximately 5.5% of net assets as of March 31, 2026.

(k)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.
(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B2), due 02/26/32	$27,724	$27,801	$(5)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	3,549,014	EUR	3,002,745	05/22/26	$69,671

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION ( c o n t i n u e d )

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	5.000%	TBA - 30yr	04/14/26	$(1,000,000)	$(985,664)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/13/26	(1,000,000)	(803,711)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	05/13/26	(1,000,000)	(963,320)

(PROCEEDS RECEIVED: $ (2,790,898))					$(2,752,695)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	136	06/30/26	$28,212,563	$(208,726)
20 Year U.S. Treasury Bonds	12	06/18/26	1,366,500	(9,481)
5 Year U.S. Treasury Notes	436	06/30/26	47,166,344	(500,739)

Total				$(718,946)

Short position contracts:
10 Year U.S. Treasury Notes	(10)	06/18/26	(1,110,469)	1,511
Ultra 10-Year U.S. Treasury Notes	(56)	06/18/26	(6,356,875)	133,602
Ultra Long U.S. Treasury Bonds	(32)	06/18/26	(3,730,000)	124,869

Total				$ 259,982

TOTAL FUTURES CONTRACTS				$(458,964)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	12M CDOR(b)	06/17/28	CAD	110	$471	$ 55	$ 416
2.250(c)	6M EURO(b)	06/17/29	EUR	360	7,480	483	6,997
2.500(c)	6M EURO(b)	06/17/31	EUR	640	14,068	(2,256)	16,324
2.500(c)	6M EURO(b)	06/17/33	EUR	570	19,751	3,019	16,732
2.750(c)	6M EURO(b)	06/17/36	EUR	370	12,423	(23)	12,446

TOTAL					$54,193	$ 1,278	$52,915

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made semi-annually.
(c)	Payments made annually.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 45	5.000%	3.648%	12/20/30	$4,331	$235,578	$333,783	$ (98,205)
CDX.NA.IG Ind 45	1.000	0.588	12/20/30	2,961	53,384	65,021	(11,637)

TOTAL					$288,962	$398,804	$(109,842)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PIK	—Payment in kind
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
EURO	—Euro Offered Rate

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities March 31, 2026

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Assets:
Investments in unaffiliated issuers, at value (cost $400,494,477, $2,837,286,618 and $2,105,825,180, respectively)	$395,042,054	$2,768,289,362	$ 2,093,046,352
Investments in affiliated issuers, at value (cost $2,208,805, $13,205,950 and $11,043,036, respectively)	2,202,486	13,161,200	11,043,036
Purchased options, at value (premium paid $2,294,266, $700,028 and $31,116,998, respectively)	2,428,084	406,674	33,036,625
Cash	3,156,996	36,399,708	2,202,770
Foreign currencies, at value (cost $102,035, $0 and $206,329, respectively)	120,829	69,468	190,968
Unrealized gain on swap contracts	—	—	4,667,741
Unrealized gain on forward foreign currency exchange contracts	3,169,857	396,156	36,120,508
Variation margin on futures contracts	191,298	672,139	1,129,255
Variation margin on swaps contracts	72,002	196,959	2,317,411
Receivables:
Investments sold on an extended-settlement basis	84,415,938	417,596,875	620,507,676
Collateral on certain derivative contracts(a)	3,372,325	16,733,040	63,883,627
Interest and dividends	2,860,116	19,950,518	13,189,632
Due from broker	2,454,950	2,973,095	24,029,612
Investments sold	367,956	7,004,640	4,777,808
Fund shares sold	273,605	3,744,071	1,986,122
Due from broker - upfront payment	155,153	556,462	2,289,587
Reimbursement from investment adviser	8,745	—	7,597
Other assets	49,861	75,342	100,939

Total assets	500,342,255	3,288,225,709	2,914,527,266

Liabilities:
Forward sale contracts, at value (proceeds received $34,046,465, $171,199,434 and $369,940,508, respectively)	33,526,819	168,736,228	367,833,548
Unrealized loss on forward foreign currency exchange contracts	3,012,308	—	35,518,728
Written option contracts, at value (premium received $2,251,113, $1,025,721 and $30,820,589, respectively)	2,430,510	967,207	33,218,186
Unrealized loss on swap contracts	3,520	16,622	89,495
Unrealized loss on unfunded loan commitment	—	—	32
Payables:
Investments purchased on an extended-settlement basis	98,200,345	569,938,810	780,442,365
Fund shares redeemed	169,998	3,417,089	1,651,895
Investments purchased	131,577	563,059	10,582,464
Management fees	64,515	403,391	420,739
Distribution and Service fees and Transfer Agency fees	27,243	73,367	64,832
Upfront payments received on swap contracts	22,436	105,946	805,246
Income distributions	6,175	47,923	—
Due to broker	—	890,000	7,540,000
Accrued expenses	359,320	349,125	406,238

Total liabilities	137,954,766	745,508,767	1,238,573,768

Net Assets:
Paid-in capital	419,235,467	2,799,694,880	3,631,270,258
Total distributable loss	(56,847,978)	(256,977,938)	(1,955,316,760)

NET ASSETS	$362,387,489	$2,542,716,942	$ 1,675,953,498
Net Assets:
Class A	$ 37,471,907	$ 137,784,479	$ 98,921,577
Class C	2,240,259	7,185,944	14,767,079
Institutional	77,027,111	622,813,901	915,944,198
Service	85,256	1,077,150	—
Investor	13,603,351	325,931,656	416,835,443
Class R6	82,574,316	268,171,738	58,537,635
Class R	2,495,256	3,085,793	3,120,657
Class P	146,890,033	1,176,666,281	167,826,909
Total Net Assets	$362,387,489	$2,542,716,942	$ 1,675,953,498
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,221,590	14,986,188	10,432,176
Class C	252,648	777,429	1,562,414
Institutional	8,679,644	67,462,063	96,480,353
Service	9,609	116,602	—
Investor	1,537,737	35,419,700	43,932,384
Class R6	9,308,513	29,012,691	6,170,175
Class R	281,401	335,401	329,911
Class P	16,559,996	127,235,580	17,720,465
Net asset value, offering and redemption price per share:(b)
Class A	8.88	9.19	9.48
Class C	8.87	9.24	9.45
Institutional	8.87	9.23	9.49
Service	8.87	9.24	—
Investor	8.85	9.20	9.49
Class R6	8.87	9.24	9.49
Class R	8.87	9.20	9.46
Class P	8.87	9.25	9.47
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Bond Fund	$—	$3,102,325	$270,000
Core Fixed Income Fund	—	15,203,040	1,530,000
Dynamic Bond Fund	69,292	63,654,335	160,000

(b)

Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income and Dynamic Bond Funds is $9.23, $9.55 and $9.85, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2026

	Global Core Fixed Income Fund	Income Fund

Assets:
Investments in unaffiliated issuers, at value (cost $848,531,840 and $165,195,529, respectively)	$830,843,858	$165,464,853
Investments in affiliated issuers, at value (cost $8,664,462 and $2,172, respectively)	8,664,462	2,172
Purchased options, at value (premium paid $447,390 and $0, respectively)	249,984	—
Cash	12,334,313	1,144,470
Foreign currencies, at value (cost $816,779 and $58,124, respectively)	433,884	57,100
Unrealized gain on swap contracts	41,597	—
Unrealized gain on forward foreign currency exchange contracts	10,165,005	69,671
Variation margin on futures contracts	785,690	80,648
Variation margin on swaps contracts	263,806	44,881
Receivables:
Investments sold on an extended-settlement basis	17,985,781	3,754,297
Collateral on certain derivative contracts(a)	14,616,987	1,050,220
Investments sold	5,487,086	—
Interest and dividends	5,045,064	2,131,481
Due from broker - upfront payment	340,734	—
Fund shares sold	118,619	36,596
Upfront payments made on swap contracts	2,508	—
Other assets	76,946	53,037

Total assets	907,456,324	173,889,426

Liabilities:
Forward sale contracts, at value (proceeds received $16,948,516 and $2,790,898, respectively)	16,725,082	2,752,695
Unrealized loss on forward foreign currency exchange contracts	2,578,425	—
Written option contracts, at value (premium received $638,771 and $0, respectively)	589,460	—
Unrealized loss on swap contracts	18,246	—
Unrealized loss on unfunded loan commitment	—	5
Payables:
Investments purchased on an extended-settlement basis	59,032,592	10,623,848
Fund shares redeemed	25,493,501	328,691
Investments purchased	804,608	735,975
Management fees	187,760	43,195
Upfront payments received on swap contracts	78,951	—
Income distributions	24,821	—
Distribution and Service fees and Transfer Agency fees	16,797	4,618
Due to broker	12,006	—
Accrued expenses	333,953	179,145

Total liabilities	105,896,202	14,668,172

Net Assets:
Paid-in capital	852,488,076	169,020,789
Total distributable loss	(50,927,954)	(9,799,535)

NET ASSETS	$801,560,122	$159,221,254
Net Assets:
Class A	$21,713,560	$ 1,752,277
Class C	419,605	2,353,108
Institutional	250,465,371	17,100,600
Service	762,704	—
Investor	34,051,939	26,472,292
Class R6	488,306,024	101,499
Class P	5,840,919	111,441,478
Total Net Assets	$801,560,122	$159,221,254
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,915,927	194,204
Class C	37,401	260,908
Institutional	22,139,954	1,895,945
Service	67,862	—
Investor	3,015,842	2,931,199
Class R6	43,147,091	11,248
Class P	515,343	12,351,743
Net asset value, offering and redemption price per share:(b)
Class A	11.33	9.02
Class C	11.22	9.02
Institutional	11.31	9.02
Service	11.24	—
Investor	11.29	9.03
Class R6	11.32	9.02
Class P	11.33	9.02
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Global Core Fixed Income Fund	$5,444,414	$8,492,573	$680,000
Income Fund	594,520	455,700	—

(b)

Maximum public offering price per share for Class A Shares of the Global Core Fixed Income and Income Funds is $ 11.77 and $ 9.37, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2026

	Bond Fund	Core Fixed Income Fund	Dynamic Bond Fund

Investment Income:

Interest	$16,169,125	$101,620,340	$60,482,796
Dividends — affiliated issuers	394,603	3,116,011	4,935,637

Total investment income	16,563,728	104,736,351	65,418,433

Expenses:

Management fees	1,449,584	8,954,787	7,459,500
Custody, accounting and administrative services	514,599	340,841	615,521
Transfer Agency fees(a)	174,648	1,206,930	763,332
Professional fees	170,990	165,445	188,869
Distribution and Service (12b-1) fees(a)	135,582	404,738	351,042
Registration fees	116,207	180,270	255,823
Prime broker fees	75,352	—	523,737
Trustee fees	27,835	31,854	29,622
Printing and mailing costs	22,212	94,906	65,082
Service fees — Class C	5,845	19,235	30,333
Shareholder Administration fees —Service Class	259	2,334	—
Other	32,367	86,273	55,101

Total expenses	2,725,480	11,487,613	10,337,962

Less — expense reductions	(885,777)	(1,728,997)	(1,099,764)

Net expenses	1,839,703	9,758,616	9,238,198

NET INVESTMENT INCOME	14,724,025	94,977,735	56,180,235

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	979,667	2,753,893	2,163,587
Purchased options	(9,993,509)	(126,122)	(82,491,006)
Futures contracts	(105,040)	(1,850,509)	930,925
Written options	12,158,832	2,824,213	101,934,119
Swap contracts	476,656	2,817,510	2,395,886
Forward foreign currency exchange contracts	(3,330,860)	(894,960)	(29,279,019)
Foreign currency transactions	1,826,159	29,947	15,558,438
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	(6,319)	(44,750)	—
Investments — unaffiliated issuers	1,649,219	9,462,037	(7,839,850)
Unfunded loan commitments	—	—	(32)
Purchased options	1,044,051	(155,997)	6,569,503
Futures contracts	(2,386,350)	(11,817,988)	(7,880,542)
Written options	(1,028,582)	(401,881)	(7,336,038)
Swap contracts	1,111,347	4,214,927	18,530,880
Forward foreign currency exchange contracts	(197,993)	546,974	(1,332,810)
Foreign currency translation	48,041	170,197	44,511

Net realized and unrealized gain	2,245,319	7,527,491	11,968,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,969,344	$102,505,226	$ 68,148,787

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond Fund	$103,696	$17,536	$259	$14,091	$49,774	$2,806	$32,804	$42	$24,531	$22,349	$3,382	$38,960
Core Fixed Income Fund	328,861	57,705	2,334	15,838	157,853	9,233	225,762	373	403,589	75,918	3,801	330,401
Dynamic Bond Fund	244,145	90,999	—	15,898	117,190	14,560	283,185	—	279,208	17,332	3,815	48,042

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2026

	Global Core Fixed Income Fund	Income Fund

Investment Income:

Interest (net of foreign withholding taxes of $19,677 and $0, respectively)	$ 30,052,638	$9,306,897
Dividends — affiliated issuers	621,703	187,282
Dividends — unaffiliated issuers	14,652	—

Total investment income	30,688,993	9,494,179

Expenses:

Management fees	5,324,430	836,849
Transfer Agency fees(a)	326,222	72,828
Custody, accounting and administrative services	281,757	121,140
Professional fees	167,620	158,215
Registration fees	146,177	106,674
Distribution and Service (12b-1) fees(a)	63,159	21,450
Printing and mailing costs	30,211	24,260
Prime broker fees	29,905	168
Trustee fees	28,781	27,444
Service fees — Class C	1,302	5,691
Shareholder Administration fees —Service Class	118	—
Other	38,700	27,000

Total expenses	6,438,382	1,401,719

Less — expense reductions	(1,952,962)	(527,261)

Net expenses	4,485,420	874,458

NET INVESTMENT INCOME	26,203,573	8,619,721

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(328,293)	(785,669)
Purchased options	(120,706)	—
Futures contracts	(1,232,162)	562,245
Written options	2,150,904	—
Swap contracts	1,369,552	81,134
Forward foreign currency exchange contracts	(11,985,907)	(441,490)
Foreign currency transactions	1,724,266	54,334
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $(572) and $0, respectively)	1,073,912	635,421
Unfunded loan commitments	—	(5)
Purchased options	(103,027)	—
Futures contracts	(4,285,291)	(650,907)
Written options	(265,365)	—
Swap contracts	1,281,399	(47,311)
Forward foreign currency exchange contracts	14,234,469	236,337
Foreign currency translation	(344,647)	(1,331)

Net realized and unrealized gain (loss)	3,169,104	(357,242)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 29,372,677	$8,262,479

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
Global Core Fixed Income Fund	$59,136	$ 3,905	$118	$28,385	$625	$94,904	$18	$46,656	$152,693	$ 2,941
Income Fund	4,376	17,074	—	2,100	2,732	9,053	—	28,393	26	30,524

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund

	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$14,724,025	$15,579,345	$94,977,735	$90,018,812

Net realized gain (loss)	2,011,905	(1,537,228)	5,553,972	(5,231,579)

Net change in unrealized gain	233,414	3,434,793	1,973,519	24,021,095

Net increase in net assets resulting from operations	16,969,344	17,476,910	102,505,226	108,808,328

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,787,529)	(2,039,854)	(4,972,392)	(4,730,877)

Class C Shares	(83,431)	(80,795)	(233,460)	(254,174)

Institutional Shares	(3,815,561)	(4,360,939)	(23,187,174)	(23,829,918)

Service Shares	(4,195)	(5,575)	(33,643)	(30,656)

Investor Shares	(911,780)	(1,251,220)	(13,571,113)	(17,702,228)

Class R6 Shares	(3,493,197)	(3,220,571)	(10,419,299)	(8,084,657)

Class R Shares	(115,544)	(96,529)	(111,944)	(114,999)

Class P Shares	(6,105,116)	(4,887,250)	(45,354,291)	(38,230,603)

Return of capital:

Class A Shares	—	—	(8,164)	—

Class C Shares	—	—	(383)	—

Institutional Shares	—	—	(38,073)	—

Service Shares	—	—	(55)	—

Investor Shares	—	—	(22,283)	—

Class R6 Shares	—	—	(17,108)	—

Class R Shares	—	—	(184)	—

Class P Shares	—	—	(74,470)	—

Total distributions to shareholders	(16,316,353)	(15,942,733)	(98,044,036)	(92,978,112)

From share transactions:

Proceeds from sales of shares	91,510,816	93,355,576	760,960,623	773,136,520

Reinvestment of distributions	16,218,548	15,801,796	97,112,198	91,711,985

Cost of shares redeemed	(93,560,848)	(101,404,848)	(668,661,740)	(551,613,592)

Net increase in net assets resulting from share transactions	14,168,516	7,752,524	189,411,081	313,234,913

TOTAL INCREASE	14,821,507	9,286,701	193,872,271	329,065,129

Net assets:

Beginning of year	347,565,982	338,279,281	2,348,844,671	2,019,779,542

End of year	$362,387,489	$347,565,982	$2,542,716,942	$2,348,844,671

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Dynamic Bond Fund		Global Core Fixed Income Fund

	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$56,180,235	$40,262,624	$26,203,573	$22,557,103

Net realized gain (loss)	11,212,930	(18,304,397)	(8,422,346)	6,853,610

Net change in unrealized gain (loss)	755,622	29,527,315	11,591,450	(36,578)

Net increase in net assets resulting from operations	68,148,787	51,485,542	29,372,677	29,374,135

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,833,461)	(6,107,106)	(705,633)	(1,320,502)

Class C Shares	(503,105)	(392,710)	(11,635)	(28,850)

Institutional Shares	(36,838,885)	(25,979,087)	(7,853,835)	(11,818,547)

Service Shares	—	—	(1,343)	(16,866)

Investor Shares	(11,679,326)	(3,521,455)	(1,255,254)	(1,480,509)

Class R6 Shares	(3,041,512)	(3,364,918)	(16,877,979)	(19,127,301)

Class R Shares	(150,023)	(176,575)	—	—

Class P Shares	(8,570,961)	(10,032,530)	(325,755)	(502,362)

Total distributions to shareholders	(65,617,273)	(49,574,381)	(27,031,434)	(34,294,937)

From share transactions:

Proceeds from sales of shares	1,083,379,176	368,566,196	253,927,785	130,020,334

Reinvestment of distributions	59,265,983	43,581,261	26,699,452	33,674,495

Cost of shares redeemed	(362,370,278)	(201,696,553)	(184,282,628)	(112,439,775)

Net increase in net assets resulting from share transactions	780,274,881	210,450,904	96,344,609	51,255,054

TOTAL INCREASE	782,806,395	212,362,065	98,685,852	46,334,252

Net assets:

Beginning of year	893,147,103	680,785,038	702,874,270	656,540,018

End of year	$1,675,953,498	$893,147,103	$801,560,122	$702,874,270

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Income Fund

	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$8,619,721	$6,890,883

Net realized loss	(529,446)	(496,040)

Net change in unrealized gain	172,204	1,011,856

Net increase in net assets resulting from operations	8,262,479	7,406,699

Distributions to shareholders:

From distributable earnings:

Class A Shares	(84,880)	(79,603)

Class C Shares	(93,354)	(52,750)

Institutional Shares	(1,168,341)	(1,404,907)

Investor Shares	(1,251,592)	(628,892)

Class R6 Shares	(4,388)	(3,278)

Class P Shares	(5,284,632)	(4,513,163)

Return of capital:

Class A Shares	—	(428)

Class C Shares	—	(284)

Institutional Shares	—	(7,552)

Investor Shares	—	(3,381)

Class R6 Shares	—	(18)

Class P Shares	—	(24,261)

Total distributions to shareholders	(7,887,187)	(6,718,517)

From share transactions:

Proceeds from sales of shares	57,496,925	58,395,101

Reinvestment of distributions	7,885,416	6,718,466

Cost of shares redeemed	(44,857,689)	(24,606,261)

Net increase in net assets resulting from share transactions	20,524,652	40,507,306

TOTAL INCREASE	20,899,944	41,195,488

Net assets:

Beginning of year	138,321,310	97,125,822

End of year	$159,221,254	$138,321,310

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS BOND FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.86	$8.81	$8.93	$9.83	$10.54

Net investment income(a)	0.35	0.37	0.33	0.26	0.15

Net realized and unrealized gain (loss)	0.06	0.06	(0.11)	(0.87)	(0.66)

Total from investment operations	0.41	0.43	0.22	(0.61)	(0.51)

Distributions to shareholders from net investment income	(0.39)	(0.38)	(0.34)	(0.21)	(0.11)

Distributions to shareholders from return of capital	—	—	—	(0.08)	(0.09)

Total distributions	(0.39)	(0.38)	(0.34)	(0.29)	(0.20)

Net asset value, end of year	$8.88	$8.86	$8.81	$8.93	$9.83

Total return(b)	4.53%	5.12%	2.44%	(6.08)%	(4.92)%

Net assets, end of year (in 000s)	$37,472	$46,776	$47,886	$50,814	$58,088

Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.79%	0.78%

Ratio of total expenses to average net assets	1.05%	1.04%	1.05%	1.02%	0.96%

Ratio of net investment income to average net assets	3.89%	4.22%	3.75%	2.89%	1.41%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.85	$8.80	$8.93	$9.82	$10.53

Net investment income(a)	0.28	0.31	0.26	0.19	0.07

Net realized and unrealized gain (loss)	0.06	0.05	(0.12)	(0.86)	(0.66)

Total from investment operations	0.34	0.36	0.14	(0.67)	(0.59)

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.27)	(0.16)	(0.07)

Distributions to shareholders from return of capital	—	—	—	(0.06)	(0.05)

Total distributions	(0.32)	(0.31)	(0.27)	(0.22)	(0.12)

Net asset value, end of year	$8.87	$8.85	$8.80	$8.93	$9.82

Total return(b)	3.75%	4.34%	1.68%	(6.79)%	(5.55)%

Net assets, end of year (in 000s)	$2,240	$2,411	$2,325	$3,649	$5,928

Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.54%	1.53%

Ratio of total expenses to average net assets	1.80%	1.79%	1.80%	1.77%	1.70%

Ratio of net investment income to average net assets	3.14%	3.47%	2.98%	2.09%	0.65%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.86	$8.81	$8.93	$9.83	$10.53

Net investment income(a)	0.38	0.40	0.36	0.29	0.18

Net realized and unrealized gain (loss)	0.05	0.06	(0.11)	(0.87)	(0.64)

Total from investment operations	0.43	0.46	0.25	(0.58)	(0.46)

Distributions to shareholders from net investment income	(0.42)	(0.41)	(0.37)	(0.23)	(0.14)

Distributions to shareholders from return of capital	—	—	—	(0.09)	(0.10)

Total distributions	(0.42)	(0.41)	(0.37)	(0.32)	(0.24)

Net asset value, end of year	$8.87	$8.86	$8.81	$8.93	$9.83

Total return(b)	4.87%	5.35%	2.78%	(5.68)%	(4.61)%

Net assets, end of year (in 000s)	$77,027	$85,702	$93,070	$106,676	$116,520

Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.46%	0.45%

Ratio of total expenses to average net assets	0.72%	0.71%	0.72%	0.69%	0.63%

Ratio of net investment income to average net assets	4.22%	4.55%	4.08%	3.23%	1.75%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.86	$8.81	$8.94	$9.83	$10.54

Net investment income(a)	0.33	0.36	0.31	0.25	0.14

Net realized and unrealized gain (loss)	0.05	0.06	(0.11)	(0.87)	(0.66)

Total from investment operations	0.38	0.42	0.20	(0.62)	(0.52)

Distributions to shareholders from net investment income	(0.37)	(0.37)	(0.33)	(0.19)	(0.11)

Distributions to shareholders from return of capital	—	—	—	(0.08)	(0.08)

Total distributions	(0.37)	(0.37)	(0.33)	(0.27)	(0.19)

Net asset value, end of year	$8.87	$8.86	$8.81	$8.94	$9.83

Total return(b)	4.35%	4.82%	2.31%	(6.24)%	(5.08)%

Net assets, end of year (in 000s)	$85	$145	$123	$130	$94

Ratio of net expenses to average net assets	0.97%	0.97%	0.96%	0.95%	0.95%

Ratio of total expenses to average net assets	1.22%	1.21%	1.22%	1.18%	1.13%

Ratio of net investment income to average net assets	3.74%	4.04%	3.59%	2.77%	1.31%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.83	$8.78	$8.90	$9.79	$10.50

Net investment income(a)	0.37	0.39	0.34	0.28	0.18

Net realized and unrealized gain (loss)	0.06	0.06	(0.10)	(0.86)	(0.66)

Total from investment operations	0.43	0.45	0.24	(0.58)	(0.48)

Distributions to shareholders from net investment income	(0.41)	(0.40)	(0.36)	(0.22)	(0.13)

Distributions to shareholders from return of capital	—	—	—	(0.09)	(0.10)

Total distributions	(0.41)	(0.40)	(0.36)	(0.31)	(0.23)

Net asset value, end of year	$8.85	$8.83	$8.78	$8.90	$9.79

Total return(b)	4.79%	5.38%	2.69%	(5.78)%	(4.71)%

Net assets, end of year (in 000s)	$13,603	$23,734	$28,542	$46,802	$64,096

Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.54%	0.53%

Ratio of total expenses to average net assets	0.81%	0.78%	0.80%	0.77%	0.71%

Ratio of net investment income to average net assets	4.14%	4.47%	3.96%	3.10%	1.70%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.85	$8.81	$8.93	$9.82	$10.53

Net investment income(a)	0.38	0.40	0.36	0.29	0.19

Net realized and unrealized gain (loss)	0.06	0.05	(0.11)	(0.86)	(0.66)

Total from investment operations	0.44	0.45	0.25	(0.57)	(0.47)

Distributions to shareholders from net investment income	(0.42)	(0.41)	(0.37)	(0.23)	(0.14)

Distributions to shareholders from return of capital	—	—	—	(0.09)	(0.10)

Total distributions	(0.42)	(0.41)	(0.37)	(0.32)	(0.24)

Net asset value, end of year	$8.87	$8.85	$8.81	$8.93	$9.82

Total return(b)	4.89%	5.47%	2.79%	(5.77)%	(4.60)%

Net assets, end of year (in 000s)	$82,574	$71,208	$67,704	$66,642	$71,588

Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.45%	0.44%

Ratio of total expenses to average net assets	0.71%	0.70%	0.71%	0.68%	0.62%

Ratio of net investment income to average net assets	4.22%	4.56%	4.09%	3.23%	1.80%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.85	$8.80	$8.93	$9.82	$10.53

Net investment income(a)	0.32	0.35	0.30	0.24	0.12

Net realized and unrealized gain (loss)	0.06	0.06	(0.11)	(0.86)	(0.65)

Total from investment operations	0.38	0.41	0.19	(0.62)	(0.53)

Distributions to shareholders from net investment income	(0.36)	(0.36)	(0.32)	(0.19)	(0.11)

Distributions to shareholders from return of capital	—	—	—	(0.08)	(0.07)

Total distributions	(0.36)	(0.36)	(0.32)	(0.27)	(0.18)

Net asset value, end of year	$8.87	$8.85	$8.80	$8.93	$9.82

Total return(b)	4.27%	4.86%	2.19%	(6.33)%	(5.16)%

Net assets, end of year (in 000s)	$2,495	$2,756	$2,575	$2,537	$3,008

Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.04%	1.03%

Ratio of total expenses to average net assets	1.30%	1.29%	1.30%	1.27%	1.21%

Ratio of net investment income to average net assets	3.63%	3.97%	3.50%	2.65%	1.14%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Bond Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.85	$8.81	$8.93	$9.82	$10.53

Net investment income(a)	0.38	0.40	0.36	0.29	0.19

Net realized and unrealized gain (loss)	0.06	0.05	(0.11)	(0.86)	(0.66)

Total from investment operations	0.44	0.45	0.25	(0.57)	(0.47)

Distributions to shareholders from net investment income	(0.42)	(0.41)	(0.37)	(0.23)	(0.14)

Distributions to shareholders from return of capital	—	—	—	(0.09)	(0.10)

Total distributions	(0.42)	(0.41)	(0.37)	(0.32)	(0.24)

Net asset value, end of year	$8.87	$8.85	$8.81	$8.93	$9.82

Total return(b)	4.88%	5.47%	2.79%	(5.77)%	(4.60)%

Net assets, end of year (in 000s)	$146,890	$114,834	$96,055	$85,915	$87,773

Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.45%	0.44%

Ratio of total expenses to average net assets	0.71%	0.70%	0.71%	0.68%	0.62%

Ratio of net investment income to average net assets	4.22%	4.55%	4.09%	3.24%	1.79%

Portfolio turnover rate(c)	978%	1,200%	1,287%	1,007%	627%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.16	$9.10	$9.29	$10.11	$10.76

Net investment income(a)	0.34	0.34	0.32	0.24	0.12

Net realized and unrealized gain (loss)	0.04	0.08	(0.18)	(0.80)	(0.60)

Total from investment operations	0.38	0.42	0.14	(0.56)	(0.48)

Distributions to shareholders from net investment income	(0.35)	(0.36)	(0.33)	(0.22)	(0.14)

Distributions to shareholders from return of capital	—(b)	—	—(b)	(0.04)	(0.03)

Total distributions	(0.35)	(0.36)	(0.33)	(0.26)	(0.17)

Net asset value, end of year	$9.19	$9.16	$9.10	$9.29	$10.11

Total return(c)	4.07%	4.76%	1.61%	(5.49)%	(4.52)%

Net assets, end of year (in 000s)	$137,784	$127,543	$119,292	$119,479	$150,857

Ratio of net expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%

Ratio of total expenses to average net assets	0.78%	0.79%	0.80%	0.81%	0.80%

Ratio of net investment income to average net assets	3.66%	3.76%	3.51%	2.53%	1.13%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.21	$9.15	$9.34	$10.16	$10.82

Net investment income(a)	0.27	0.28	0.25	0.17	0.04

Net realized and unrealized gain (loss)	0.04	0.07	(0.17)	(0.80)	(0.61)

Total from investment operations	0.31	0.35	0.08	(0.63)	(0.57)

Distributions to shareholders from net investment income	(0.28)	(0.29)	(0.27)	(0.16)	(0.07)

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.03)	(0.02)

Total distributions	(0.28)	(0.29)	(0.27)	(0.19)	(0.09)

Net asset value, end of year	$9.24	$9.21	$9.15	$9.34	$10.16

Total return(c)	3.30%	3.98%	0.86%	(6.15)%	(5.20)%

Net assets, end of year (in 000s)	$7,186	$7,865	$8,037	$6,982	$9,529

Ratio of net expenses to average net assets	1.46%	1.46%	1.46%	1.46%	1.46%

Ratio of total expenses to average net assets	1.53%	1.54%	1.55%	1.56%	1.55%

Ratio of net investment income to average net assets	2.91%	3.01%	2.76%	1.78%	0.37%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.20	$9.14	$9.33	$10.15	$10.81

Net investment income(a)	0.37	0.37	0.35	0.27	0.16

Net realized and unrealized gain (loss)	0.04	0.08	(0.18)	(0.80)	(0.61)

Total from investment operations	0.41	0.45	0.17	(0.53)	(0.45)

Distributions to shareholders from net investment income	(0.38)	(0.39)	(0.36)	(0.24)	(0.17)

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.05)	(0.04)

Total distributions	(0.38)	(0.39)	(0.36)	(0.29)	(0.21)

Net asset value, end of year	$9.23	$9.20	$9.14	$9.33	$10.15

Total return(c)	4.41%	5.11%	1.95%	(5.14)%	(4.18)%

Net assets, end of year (in 000s)	$622,814	$580,120	$539,220	$401,838	$410,606

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.45%	0.46%	0.47%	0.48%	0.47%

Ratio of net investment income to average net assets	3.99%	4.09%	3.85%	2.89%	1.45%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.21	$9.14	$9.33	$10.15	$10.81

Net investment income(a)	0.32	0.33	0.30	0.22	0.10

Net realized and unrealized gain (loss)	0.05	0.08	(0.17)	(0.79)	(0.60)

Total from investment operations	0.37	0.41	0.13	(0.57)	(0.50)

Distributions to shareholders from net investment income	(0.34)	(0.34)	(0.32)	(0.21)	(0.13)

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.04)	(0.03)

Total distributions	(0.34)	(0.34)	(0.32)	(0.25)	(0.16)

Net asset value, end of year	$9.24	$9.21	$9.14	$9.33	$10.15

Total return(c)	4.01%	4.58%	1.44%	(5.61)%	(4.74)%

Net assets, end of year (in 000s)	$1,077	$882	$845	$955	$1,115

Ratio of net expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	0.95%	0.96%	0.97%	0.98%	0.97%

Ratio of net investment income to average net assets	3.48%	3.59%	3.33%	2.38%	0.97%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.17	$9.11	$9.30	$10.11	$10.77

Net investment income(a)	0.36	0.37	0.34	0.26	0.15

Net realized and unrealized gain (loss)	0.04	0.07	(0.18)	(0.78)	(0.61)

Total from investment operations	0.40	0.44	0.16	(0.52)	(0.46)

Distributions to shareholders from net investment income	(0.37)	(0.38)	(0.35)	(0.24)	(0.17)

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.05)	(0.03)

Total distributions	(0.37)	(0.38)	(0.35)	(0.29)	(0.20)

Net asset value, end of year	$9.20	$9.17	$9.11	$9.30	$10.11

Total return(c)	4.33%	5.02%	1.86%	(5.15)%	(4.37)%

Net assets, end of year (in 000s)	$325,932	$411,014	$396,138	$195,489	$269,988

Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.46%	0.46%

Ratio of total expenses to average net assets	0.53%	0.54%	0.55%	0.56%	0.55%

Ratio of net investment income to average net assets	3.92%	4.01%	3.78%	2.76%	1.37%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.21	$9.15	$9.34	$10.16	$10.82

Net investment income(a)	0.37	0.38	0.35	0.28	0.17

Net realized and unrealized gain (loss)	0.04	0.07	(0.18)	(0.81)	(0.62)

Total from investment operations	0.41	0.45	0.17	(0.53)	(0.45)

Distributions to shareholders from net investment income	(0.38)	(0.39)	(0.36)	(0.24)	(0.17)

Distributions to shareholders from return of capital	—(b)	—	—(b)	(0.05)	(0.04)

Total distributions	(0.38)	(0.39)	(0.36)	(0.29)	(0.21)

Net asset value, end of year	$9.24	$9.21	$9.15	$9.34	$10.16

Total return(c)	4.42%	5.12%	1.96%	(5.12)%	(4.16)%

Net assets, end of year (in 000s)	$268,172	$202,252	$164,210	$276,178	$187,649

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.44%	0.45%	0.46%	0.47%	0.46%

Ratio of net investment income to average net assets	4.00%	4.10%	3.82%	2.97%	1.56%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.17	$9.11	$9.29	$10.11	$10.77

Net investment income(a)	0.31	0.32	0.29	0.22	0.09

Net realized and unrealized gain (loss)	0.05	0.07	(0.16)	(0.80)	(0.60)

Total from investment operations	0.36	0.39	0.13	(0.58)	(0.51)

Distributions to shareholders from net investment income	(0.33)	(0.33)	(0.31)	(0.20)	(0.13)

Distributions to shareholders from return of capital	—(b)	—	—(b)	(0.04)	(0.02)

Total distributions	(0.33)	(0.33)	(0.31)	(0.24)	(0.15)

Net asset value, end of year	$9.20	$9.17	$9.11	$9.29	$10.11

Total return(c)	3.81%	4.50%	1.36%	(5.62)%	(4.75)%

Net assets, end of year (in 000s)	$3,086	$3,197	$3,762	$3,782	$4,181

Ratio of net expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.03%	1.04%	1.05%	1.06%	1.05%

Ratio of net investment income to average net assets	3.41%	3.52%	3.26%	2.31%	0.88%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.22	$9.15	$9.34	$10.16	$10.82

Net investment income(a)	0.37	0.38	0.35	0.27	0.16

Net realized and unrealized gain (loss)	0.04	0.08	(0.18)	(0.80)	(0.61)

Total from investment operations	0.41	0.46	0.17	(0.53)	(0.45)

Distributions to shareholders from net investment income	(0.38)	(0.39)	(0.36)	(0.24)	(0.17)

Distributions to shareholders from return of capital	—(b)	—	—(b)	(0.05)	(0.04)

Total distributions	(0.38)	(0.39)	(0.36)	(0.29)	(0.21)

Net asset value, end of year	$9.25	$9.22	$9.15	$9.34	$10.16

Total return(c)	4.54%	5.11%	1.96%	(5.12)%	(4.25)%

Net assets, end of year (in 000s)	$1,176,666	$1,015,972	$788,276	$648,289	$690,242

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.44%	0.45%	0.46%	0.47%	0.46%

Ratio of net investment income to average net assets	4.00%	4.10%	3.85%	2.90%	1.47%

Portfolio turnover rate(d)	788%	935%	1,127%	884%	489%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.39	$9.36	$9.00	$9.14	$9.41

Net investment income(a)	0.40	0.47	0.36	0.24	0.09

Net realized and unrealized gain (loss)	0.16	0.15	0.36	(0.09)	(0.20)

Total from investment operations	0.56	0.62	0.72	0.15	(0.11)

Distributions to shareholders from net investment income	(0.47)	(0.59)	(0.36)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.29)	(0.16)

Total distributions	(0.47)	(0.59)	(0.36)	(0.29)	(0.16)

Net asset value, end of year	$9.48	$9.39	$9.36	$9.00	$9.14

Total return(b)	6.11%	6.97%	8.30%	1.64%	(1.12)%

Net assets, end of year (in 000s)	$98,922	$94,366	$103,331	$121,804	$127,793

Ratio of net expenses to average net assets	1.01%	1.06%	1.04%	1.03%	1.01%

Ratio of total expenses to average net assets	1.10%	1.14%	1.15%	1.12%	1.07%

Ratio of net investment income to average net assets	4.17%	5.04%	3.94%	2.75%	0.94%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.36	$9.34	$8.98	$9.11	$9.39

Net investment income(a)	0.32	0.40	0.29	0.15	0.02

Net realized and unrealized gain (loss)	0.17	0.15	0.36	(0.06)	(0.21)

Total from investment operations	0.49	0.55	0.65	0.09	(0.19)

Distributions to shareholders from net investment income	(0.40)	(0.53)	(0.29)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.22)	(0.09)

Total distributions	(0.40)	(0.53)	(0.29)	(0.22)	(0.09)

Net asset value, end of year	$9.45	$9.36	$9.34	$8.98	$9.11

Total return(b)	5.35%	6.11%	7.50%	0.81%	(1.82)%

Net assets, end of year (in 000s)	$14,767	$9,393	$5,855	$7,470	$22,237

Ratio of net expenses to average net assets	1.76%	1.81%	1.79%	1.78%	1.76%

Ratio of total expenses to average net assets	1.84%	1.89%	1.90%	1.87%	1.81%

Ratio of net investment income to average net assets	3.40%	4.26%	3.20%	1.68%	0.18%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.40	$9.37	$9.01	$9.15	$9.42

Net investment income(a)	0.43	0.50	0.39	0.27	0.12

Net realized and unrealized gain (loss)	0.17	0.15	0.36	(0.09)	(0.20)

Total from investment operations	0.60	0.65	0.75	0.18	(0.08)

Distributions to shareholders from net investment income	(0.51)	(0.62)	(0.39)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.32)	(0.19)

Total distributions	(0.51)	(0.62)	(0.39)	(0.32)	(0.19)

Net asset value, end of year	$9.49	$9.40	$9.37	$9.01	$9.15

Total return(b)	6.45%	7.31%	8.65%	1.97%	(0.83)%

Net assets, end of year (in 000s)	$915,944	$490,690	$343,876	$310,847	$376,645

Ratio of net expenses to average net assets	0.68%	0.73%	0.71%	0.70%	0.68%

Ratio of total expenses to average net assets	0.76%	0.81%	0.82%	0.79%	0.74%

Ratio of net investment income to average net assets	4.47%	5.35%	4.29%	3.04%	1.28%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.40	$9.37	$9.01	$9.14	$9.42

Net investment income(a)	0.42	0.49	0.39	0.26	0.11

Net realized and unrealized gain (loss)	0.17	0.16	0.36	(0.08)	(0.21)

Total from investment operations	0.59	0.65	0.75	0.18	(0.10)

Distributions to shareholders from net investment income	(0.50)	(0.62)	(0.39)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.31)	(0.18)

Total distributions	(0.50)	(0.62)	(0.39)	(0.31)	(0.18)

Net asset value, end of year	$9.49	$9.40	$9.37	$9.01	$9.14

Total return(b)	6.38%	7.12%	8.68%	1.78%	(0.90)%

Net assets, end of year (in 000s)	$416,835	$92,431	$23,492	$17,221	$18,592

Ratio of net expenses to average net assets	0.75%	0.81%	0.79%	0.78%	0.76%

Ratio of total expenses to average net assets	0.84%	0.90%	0.90%	0.87%	0.82%

Ratio of net investment income to average net assets	4.35%	5.23%	4.25%	2.95%	1.19%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.40	$9.37	$9.00	$9.14	$9.41

Net investment income(a)	0.43	0.51	0.39	0.27	0.14

Net realized and unrealized gain (loss)	0.17	0.14	0.37	(0.09)	(0.22)

Total from investment operations	0.60	0.65	0.76	0.18	(0.08)

Distributions to shareholders from net investment income	(0.51)	(0.62)	(0.39)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.32)	(0.19)

Total distributions	(0.51)	(0.62)	(0.39)	(0.32)	(0.19)

Net asset value, end of year	$9.49	$9.40	$9.37	$9.00	$9.14

Total return(b)	6.47%	7.33%	8.67%	1.87%	(0.71)%

Net assets, end of year (in 000s)	$58,538	$51,010	$50,711	$17,985	$19,883

Ratio of net expenses to average net assets	0.67%	0.72%	0.70%	0.69%	0.67%

Ratio of total expenses to average net assets	0.76%	0.80%	0.81%	0.78%	0.73%

Ratio of net investment income to average net assets	4.50%	5.38%	4.30%	3.06%	1.47%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.37	$9.34	$8.98	$9.12	$9.40

Net investment income(a)	0.37	0.45	0.34	0.22	0.07

Net realized and unrealized gain (loss)	0.17	0.15	0.36	(0.09)	(0.21)

Total from investment operations	0.54	0.60	0.70	0.13	(0.14)

Distributions to shareholders from net investment income	(0.45)	(0.57)	(0.34)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.27)	(0.14)

Total distributions	(0.45)	(0.57)	(0.34)	(0.27)	(0.14)

Net asset value, end of year	$9.46	$9.37	$9.34	$8.98	$9.12

Total return(b)	5.86%	6.61%	8.05%	1.28%	(1.35)%

Net assets, end of year (in 000s)	$3,121	$2,935	$3,044	$2,886	$2,520

Ratio of net expenses to average net assets	1.26%	1.31%	1.29%	1.28%	1.26%

Ratio of total expenses to average net assets	1.35%	1.39%	1.40%	1.37%	1.32%

Ratio of net investment income to average net assets	3.91%	4.79%	3.70%	2.51%	0.70%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS DYNAMIC BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Dynamic Bond Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.38	$9.35	$8.99	$9.13	$9.40

Net investment income(a)	0.43	0.50	0.39	0.27	0.12

Net realized and unrealized gain (loss)	0.17	0.15	0.36	(0.09)	(0.20)

Total from investment operations	0.60	0.65	0.75	0.18	(0.08)

Distributions to shareholders from net investment income	(0.51)	(0.62)	(0.39)	—	—

Distributions to shareholders from return of capital	—	—	—	(0.32)	(0.19)

Total distributions	(0.51)	(0.62)	(0.39)	(0.32)	(0.19)

Net asset value, end of year	$9.47	$9.38	$9.35	$8.99	$9.13

Total return(b)	6.37%	7.34%	8.68%	1.87%	(0.71)%

Net assets, end of year (in 000s)	$167,827	$152,323	$150,478	$158,372	$221,056

Ratio of net expenses to average net assets	0.67%	0.72%	0.70%	0.69%	0.67%

Ratio of total expenses to average net assets	0.76%	0.80%	0.81%	0.78%	0.73%

Ratio of net investment income to average net assets	4.51%	5.38%	4.29%	2.99%	1.27%

Portfolio turnover rate(c)	1,898%	2,379%	2,353%	1,026%	416%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.30	$11.38	$11.20	$12.00	$12.73

Net investment income(a)	0.33	0.35	0.27	0.18	0.07

Net realized and unrealized gain (loss)	0.04	0.12	0.19	(0.75)	(0.65)

Total from investment operations	0.37	0.47	0.46	(0.57)	(0.58)

Distributions to shareholders from net investment income	(0.34)	(0.55)	(0.28)	(0.23)	(0.11)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.34)	(0.55)	(0.28)	(0.23)	(0.15)

Net asset value, end of year	$11.33	$11.30	$11.38	$11.20	$12.00

Total return(b)	3.20%	4.37%	4.15%	(4.72)%	(4.53)%

Net assets, end of year (in 000s)	$21,714	$25,402	$28,643	$36,563	$45,557

Ratio of net expenses to average net assets	0.87%	0.91%	0.92%	0.91%	0.94%

Ratio of total expenses to average net assets	1.11%	1.12%	1.12%	1.19%	1.16%

Ratio of net investment income to average net assets	2.88%	3.07%	2.43%	1.56%	0.56%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.19	$11.27	$11.09	$11.88	$12.62

Net investment income (loss)(a)	0.24	0.26	0.18	0.09	(0.03)

Net realized and unrealized gain (loss)	0.04	0.12	0.19	(0.74)	(0.64)

Total from investment operations	0.28	0.38	0.37	(0.65)	(0.67)

Distributions to shareholders from net investment income	(0.25)	(0.46)	(0.19)	(0.14)	(0.03)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.25)	(0.46)	(0.19)	(0.14)	(0.07)

Net asset value, end of year	$11.22	$11.19	$11.27	$11.09	$11.88

Total return(b)	2.34%	3.60%	3.30%	(5.33)%	(5.28)%

Net assets, end of year (in 000s)	$420	$590	$1,027	$1,728	$2,938

Ratio of net expenses to average net assets	1.62%	1.66%	1.67%	1.66%	1.70%

Ratio of total expenses to average net assets	1.86%	1.87%	1.87%	1.94%	1.91%

Ratio of net investment income (loss) to average net assets	2.13%	2.32%	1.67%	0.78%	(0.22)%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.28	$11.36	$11.18	$11.97	$12.70

Net investment income(a)	0.37	0.39	0.31	0.21	0.11

Net realized and unrealized gain (loss)	0.04	0.11	0.18	(0.74)	(0.65)

Total from investment operations	0.41	0.50	0.49	(0.53)	(0.54)

Distributions to shareholders from net investment income	(0.38)	(0.58)	(0.31)	(0.26)	(0.15)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.38)	(0.58)	(0.31)	(0.26)	(0.19)

Net asset value, end of year	$11.31	$11.28	$11.36	$11.18	$11.97

Total return(b)	3.54%	4.71%	4.48%	(4.43)%	(4.24)%

Net assets, end of year (in 000s)	$250,465	$238,055	$218,637	$206,613	$251,099

Ratio of net expenses to average net assets	0.54%	0.58%	0.61%	0.60%	0.63%

Ratio of total expenses to average net assets	0.78%	0.79%	0.79%	0.86%	0.83%

Ratio of net investment income to average net assets	3.21%	3.40%	2.76%	1.87%	0.87%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.22	$11.30	$11.12	$11.91	$12.63

Net investment income(a)	0.31	0.33	0.25	0.15	0.05

Net realized and unrealized gain (loss)	0.03	0.12	0.18	(0.73)	(0.65)

Total from investment operations	0.34	0.45	0.43	(0.58)	(0.60)

Distributions to shareholders from net investment income	(0.32)	(0.53)	(0.25)	(0.21)	(0.08)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.32)	(0.53)	(0.25)	(0.21)	(0.12)

Net asset value, end of year	$11.24	$11.22	$11.30	$11.12	$11.91

Total return(b)	2.97%	4.20%	3.88%	(4.87)%	(4.74)%

Net assets, end of year (in 000s)	$763	$36	$427	$491	$567

Ratio of net expenses to average net assets	1.03%	1.08%	1.11%	1.10%	1.13%

Ratio of total expenses to average net assets	1.21%	1.29%	1.29%	1.36%	1.33%

Ratio of net investment income to average net assets	2.71%	2.89%	2.24%	1.38%	0.37%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.26	$11.34	$11.16	$11.95	$12.68

Net investment income(a)	0.36	0.38	0.30	0.20	0.10

Net realized and unrealized gain (loss)	0.04	0.12	0.18	(0.73)	(0.65)

Total from investment operations	0.40	0.50	0.48	(0.53)	(0.55)

Distributions to shareholders from net investment income	(0.37)	(0.58)	(0.30)	(0.26)	(0.14)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.37)	(0.58)	(0.30)	(0.26)	(0.18)

Net asset value, end of year	$11.29	$11.26	$11.34	$11.16	$11.95

Total return(b)	3.37%	4.63%	4.42%	(4.42)%	(4.31)%

Net assets, end of year (in 000s)	$34,052	$37,730	$35,349	$49,849	$60,048

Ratio of net expenses to average net assets	0.62%	0.66%	0.67%	0.66%	0.69%

Ratio of total expenses to average net assets	0.86%	0.87%	0.87%	0.94%	0.91%

Ratio of net investment income to average net assets	3.13%	3.32%	2.68%	1.80%	0.82%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.30	$11.37	$11.18	$11.98	$12.71

Net investment income(a)	0.37	0.39	0.31	0.21	0.11

Net realized and unrealized gain (loss)	0.03	0.13	0.19	(0.74)	(0.65)

Total from investment operations	0.40	0.52	0.50	(0.53)	(0.54)

Distributions to shareholders from net investment income	(0.38)	(0.59)	(0.31)	(0.27)	(0.15)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.38)	(0.59)	(0.31)	(0.27)	(0.19)

Net asset value, end of year	$11.32	$11.30	$11.37	$11.18	$11.98

Total return(b)	3.55%	4.72%	4.39%	(4.34)%	(4.23)%

Net assets, end of year (in 000s)	$488,306	$390,767	$363,947	$294,104	$272,464

Ratio of net expenses to average net assets	0.53%	0.57%	0.60%	0.59%	0.62%

Ratio of total expenses to average net assets	0.77%	0.77%	0.78%	0.85%	0.82%

Ratio of net investment income to average net assets	3.22%	3.41%	2.78%	1.91%	0.89%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Global Core Fixed Income Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$11.30	$11.38	$11.19	$11.99	$12.72

Net investment income(a)	0.37	0.39	0.31	0.21	0.11

Net realized and unrealized gain (loss)	0.04	0.12	0.19	(0.74)	(0.65)

Total from investment operations	0.41	0.51	0.50	(0.53)	(0.54)

Distributions to shareholders from net investment income	(0.38)	(0.59)	(0.31)	(0.27)	(0.15)

Distributions to shareholders from net realized gains	—	—	—	—	(0.04)

Total distributions	(0.38)	(0.59)	(0.31)	(0.27)	(0.19)

Net asset value, end of year	$11.33	$11.30	$11.38	$11.19	$11.99

Total return(b)	3.55%	4.72%	4.48%	(4.33)%	(4.23)%

Net assets, end of year (in 000s)	$5,841	$10,293	$8,510	$7,323	$8,160

Ratio of net expenses to average net assets	0.53%	0.57%	0.60%	0.59%	0.62%

Ratio of total expenses to average net assets	0.77%	0.77%	0.78%	0.85%	0.82%

Ratio of net investment income to average net assets	3.22%	3.41%	2.78%	1.89%	0.88%

Portfolio turnover rate(c)	488%	540%	566%	689%	461%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.96	$8.90	$8.54	$9.55	$10.25

Net investment income(a)	0.49	0.49	0.48	0.42	0.32

Net realized and unrealized gain (loss)	0.01	0.05	0.37	(0.80)	(0.59)

Total from investment operations	0.50	0.54	0.85	(0.38)	(0.27)

Distributions to shareholders from net investment income	(0.44)	(0.48)	(0.44)	(0.62)	(0.34)

Distributions to shareholders from net realized gains	—	—	—	—	(0.09)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.01)	—

Total distributions	(0.44)	(0.48)	(0.49)	(0.63)	(0.43)

Net asset value, end of year	$9.02	$8.96	$8.90	$8.54	$9.55

Total return(c)	5.62%	6.16%	10.29%	(3.85)%	(2.86)%

Net assets, end of year (in 000s)	$1,752	$1,508	$1,305	$598	$501

Ratio of net expenses to average net assets	0.88%	0.95%	0.98%	0.97%	0.97%

Ratio of total expenses to average net assets	1.23%	1.33%	1.46%	1.42%	1.30%

Ratio of net investment income to average net assets	5.36%	5.43%	5.60%	4.76%	3.12%

Portfolio turnover rate(d)	427%	761%	641%	469%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.95	$8.89	$8.54	$9.55	$10.25

Net investment income(a)	0.42	0.42	0.41	0.36	0.25

Net realized and unrealized gain (loss)	0.02	0.05	0.37	(0.81)	(0.60)

Total from investment operations	0.44	0.47	0.78	(0.45)	(0.35)

Distributions to shareholders from net investment income	(0.37)	(0.41)	(0.38)	(0.55)	(0.26)

Distributions to shareholders from net realized gains	—	—	—	—	(0.09)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.01)	—

Total distributions	(0.37)	(0.41)	(0.43)	(0.56)	(0.35)

Net asset value, end of year	$9.02	$8.95	$8.89	$8.54	$9.55

Total return(c)	4.95%	5.38%	9.35%	(4.57)%	(3.59)%

Net assets, end of year (in 000s)	$2,353	$1,943	$597	$328	$197

Ratio of net expenses to average net assets	1.63%	1.70%	1.73%	1.72%	1.72%

Ratio of total expenses to average net assets	1.98%	2.10%	2.23%	2.18%	2.07%

Ratio of net investment income to average net assets	4.61%	4.65%	4.79%	4.09%	2.52%

Portfolio turnover rate(d)	427%	761%	641%	469%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.95	$8.89	$8.54	$9.55	$10.25

Net investment income(a)	0.52	0.51	0.51	0.43	0.36

Net realized and unrealized gain (loss)	0.02	0.06	0.36	(0.78)	(0.60)

Total from investment operations	0.54	0.57	0.87	(0.35)	(0.24)

Distributions to shareholders from net investment income	(0.47)	(0.51)	(0.47)	(0.65)	(0.37)

Distributions to shareholders from net realized gains	—	—	—	—	(0.09)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.01)	—

Total distributions	(0.47)	(0.51)	(0.52)	(0.66)	(0.46)

Net asset value, end of year	$9.02	$8.95	$8.89	$8.54	$9.55

Total return(c)	6.09%	6.52%	10.53%	(3.53)%	(2.54)%

Net assets, end of year (in 000s)	$17,101	$26,116	$14,364	$13,094	$25,483

Ratio of net expenses to average net assets	0.55%	0.62%	0.65%	0.64%	0.64%

Ratio of total expenses to average net assets	0.91%	1.00%	1.15%	1.06%	0.98%

Ratio of net investment income to average net assets	5.72%	5.73%	5.89%	4.96%	3.47%

Portfolio turnover rate(d)	427%	761%	641%	469%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.97	$8.90	$8.54	$9.55	$10.25

Net investment income(a)	0.51	0.51	0.51	0.44	0.35

Net realized and unrealized gain (loss)	0.01	0.06	0.36	(0.80)	(0.60)

Total from investment operations	0.52	0.57	0.87	(0.36)	(0.25)

Distributions to shareholders from net investment income	(0.46)	(0.50)	(0.46)	(0.64)	(0.36)

Distributions to shareholders from net realized gains	—	—	—	—	(0.09)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.01)	—

Total distributions	(0.46)	(0.50)	(0.51)	(0.65)	(0.45)

Net asset value, end of year	$9.03	$8.97	$8.90	$8.54	$9.55

Total return(c)	5.87%	6.55%	10.56%	(3.61)%	(2.62)%

Net assets, end of year (in 000s)	$26,472	$15,161	$7,253	$268	$118

Ratio of net expenses to average net assets	0.63%	0.70%	0.74%	0.72%	0.72%

Ratio of total expenses to average net assets	0.96%	1.09%	1.20%	1.18%	1.05%

Ratio of net investment income to average net assets	5.58%	5.66%	5.86%	5.12%	3.46%

Portfolio turnover rate(d)	427%	761%	641%	469%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.96	$8.89	$8.54	$9.55	$10.25

Net investment income(a)	0.52	0.52	0.51	0.44	0.36

Net realized and unrealized gain (loss)	0.01	0.06	0.36	(0.79)	(0.60)

Total from investment operations	0.53	0.58	0.87	(0.35)	(0.24)

Distributions to shareholders from net investment income	(0.47)	(0.51)	(0.47)	(0.65)	(0.37)

Distributions to shareholders from net realized gains	—	—	—	—	(0.09)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.01)	—

Total distributions	(0.47)	(0.51)	(0.52)	(0.66)	(0.46)

Net asset value, end of year	$9.02	$8.96	$8.89	$8.54	$9.55

Total return(c)	5.98%	6.64%	10.54%	(3.52)%	(2.53)%

Net assets, end of year (in 000s)	$101	$60	$56	$51	$53

Ratio of net expenses to average net assets	0.54%	0.61%	0.64%	0.63%	0.63%

Ratio of total expenses to average net assets	0.87%	0.99%	1.13%	1.07%	0.97%

Ratio of net investment income to average net assets	5.68%	5.78%	5.90%	5.07%	3.48%

Portfolio turnover rate(d)	427%	761%	641%	469%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.96	$8.89	$8.54	$9.55	$10.25

Net investment income(a)	0.52	0.52	0.51	0.44	0.36

Net realized and unrealized gain (loss)	0.01	0.06	0.36	(0.79)	(0.60)

Total from investment operations	0.53	0.58	0.87	(0.35)	(0.24)

Distributions to shareholders from net investment income	(0.47)	(0.51)	(0.47)	(0.65)	(0.37)

Distributions to shareholders from net realized gains	—	—	—	—	(0.09)

Distributions to shareholders from return of capital	—	— (b)	(0.05)	(0.01)	—

Total distributions	(0.47)	(0.51)	(0.52)	(0.66)	(0.46)

Net asset value, end of year	$9.02	$8.96	$8.89	$8.54	$9.55

Total return(c)	5.98%	6.65%	10.54%	(3.52)%	(2.53)%

Net assets, end of year (in 000s)	$111,441	$93,534	$73,551	$50,736	$73,188

Ratio of net expenses to average net assets	0.54%	0.61%	0.64%	0.63%	0.63%

Ratio of total expenses to average net assets	0.89%	0.99%	1.11%	1.06%	0.97%

Ratio of net investment income to average net assets	5.70%	5.78%	5.95%	5.02%	3.48%

Portfolio turnover rate(d)	427%	761%	641%	469%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements March 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Bond Fund and Goldman Sachs Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Dynamic Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Global Core Fixed Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Income Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Dynamic Bond and Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser to the Global Core Fixed Income Fund pursuant to a management agreement with the Trust (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

158

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Bond Fund	Daily/Monthly	Annually

Core Fixed Income Fund	Daily/Monthly	Annually

Dynamic Bond Fund	Monthly/Monthly	Annually

Global Core Fixed Income Fund	Daily/Monthly	Annually

Income Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM and GSAMI as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$192,338,789	$—

Corporate Obligations	—	118,251,793	—

Asset-Backed Securities	—	42,871,043	—

U.S. Treasury Obligations	31,506,532	—	—

Sovereign Debt Obligations	—	5,393,325	—

Municipal Debt Obligations	—	3,445,791	—

Bank Loans	—	1,234,781	—

Exchange Traded Funds	534,459	—	—

Investment Company	1,668,027	—	—

Total	$33,709,018	$363,535,522	$—

164

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND FUND (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(33,526,819)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$3,169,857	$—

Futures Contracts(a)	217,378	—	—

Interest Rate Swap Contracts(a)	—	2,781,580	—

Credit Default Swap Contracts(a)	—	69,219	—

Purchased Option Contracts	—	2,428,084	—

Total	$217,378	$8,448,740	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,012,308)	$—

Futures Contracts(a)	(2,211,040)	—	—

Interest Rate Swap Contracts(a)	—	(1,471,861)	—

Credit Default Swap Contracts(a)	—	(34,852)	—

Written Option Contracts	—	(2,430,510)	—

Total	$(2,211,040)	$(6,949,531)	$—

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$1,056,157,808	$—

Corporate Obligations	—	696,997,040	—

U.S. Treasury Obligations	651,944,640	—	—

Asset-Backed Securities	—	267,792,375	—

Agency Debentures	—	23,544,268	—

Sovereign Debt Obligations	—	21,734,615	—

Municipal Debt Obligations	—	11,254,216	—

Exchange Traded Funds	3,771,061	—	—

Investment Company	9,390,139	—	—

Short-term Investments	—	38,864,400	—

Total	$665,105,840	$2,116,344,722	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(168,736,228)	$—

165

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$396,156	$—

Futures Contracts(a)	421,688	—	—

Interest Rate Swap Contracts(a)	—	9,775,199	—

Credit Default Swap Contracts(a)	—	334,285	—

Purchased Option Contracts	—	406,674	—

Total	$421,688	$10,912,314	$—

Liabilities

Futures Contracts(a)	$(10,316,123)	$—	$—

Interest Rate Swap Contracts(a)	—	(4,787,656)	—

Credit Default Swap Contracts(a)	—	(156,743)	—

Written Option Contracts	—	(967,207)	—

Total	$(10,316,123)	$(5,911,606)	$—

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$843,245,402	$—

Asset-Backed Securities	—	329,074,743	—

Corporate Obligations	—	328,081,761	—

U.S. Treasury Obligations	284,605,647	—	—

Sovereign Debt Obligations	—	75,866,796	—

Bank Loans	—	57,283,094	—

Municipal Debt Obligations	—	7,236,814	—

Common Stock and/or Other Equity Investments(b)

Europe	—	—	72,219

North America	707,268	—	—

Rights	—	295,193	—

Investment Company	11,043,036	—	—

Short-term Investments	—	166,577,415	—

Total	$296,355,951	$1,807,661,218	$72,219

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(32)	$—

Mortgage-Backed Obligations — Forward Sales Contracts	—	(367,833,548)	—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$36,120,508	$—

Futures Contracts(a)	773,181	—	—

Interest Rate Swap Contracts(a)	—	38,126,198	—

Credit Default Swap Contracts(a)	—	136,628	—

Total Return Swap Contracts(a)	—	4,667,741	—

Purchased Option Contracts	—	33,036,625	—

Total	$773,181	$112,087,700	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(35,518,728)	$—

Futures Contracts(a)	(7,712,765)	—	—

Interest Rate Swap Contracts(a)	—	(20,207,907)	—

Credit Default Swap Contracts(a)	—	(3,401,229)	—

Written Option Contracts	—	(33,218,186)	—

Total	$(7,712,765)	$(92,346,050)	$—

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$275,089,991	$—

Sovereign Debt Obligations	200,640,894	69,078,869	—

Corporate Obligations	—	188,903,610	—

Asset-Backed Securities	—	83,649,599	—

U.S. Treasury Obligations	13,170,169	—	—

Exchange Traded Funds	310,726	—	—

Investment Company	8,664,462	—	—

Total	$222,786,251	$616,722,069	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,725,082)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$10,165,005	$—

Futures Contracts(a)	47,527	—	—

Interest Rate Swap Contracts(a)	—	6,153,061	—

Credit Default Swap Contracts(a)	—	32,519	—

Purchased Option Contracts	—	249,984	—

Total	$47,527	$16,600,569	$—

167

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,578,425)	$—

Futures Contracts(a)	(5,043,491)	—	—

Interest Rate Swap Contracts(a)	—	(3,794,257)	—

Credit Default Swap Contracts(a)	—	(320,276)	—

Written Option Contracts	—	(589,460)	—

Total	$(5,043,491)	$(7,282,418)	$—

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$128,908,282	$—

Mortgage-Backed Obligations	—	14,881,939	—

Asset-Backed Securities	—	9,368,501	—

Bank Loans	—	6,494,222	—

Sovereign Debt Obligations	—	5,281,739	—

Common Stock and/or Other Equity Investments(b)

Europe	—	—	55,615

North America	202,471	6,337	—

Preferred Stocks	—	155,239	—

Contingent Value Rights	—	61,309	—

Rights	—	49,199	—

Investment Company	2,172	—	—

Total	$204,643	$165,206,767	$55,615

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(5)	$—

Mortgage-Backed Obligations — Forward Sales Contracts	—	(2,752,695)	—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$69,671	$—

Futures Contracts	259,982	—	—

Interest Rate Swap Contracts	—	52,915	—

Total	$259,982	$122,586	$—

168

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Futures Contracts	$(718,946)	$—	$—

Credit Default Swap Contracts	—	(109,842)	—

Total	$(718,946)	$(109,842)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Bond Fund Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$69,219	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(34,852	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	5,485,819		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(5,177,460)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	3,111,080	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(3,948,259	)(a)

Total		$8,666,118			$(9,160,571)

169

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$334,285	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts;	$(156,743	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	396,156		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	10,603,561	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(16,070,986	)(a)

Total		$11,334,002			$(16,227,729)

Dynamic Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$136,628	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(3,401,229	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	67,612,846		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	(64,885,666)

Equity	Receivable for unrealized gain on swap contracts	4,667,741		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	40,443,666	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(31,771,920	)(a)

Total		$112,860,881			$(100,058,815)

Global Core Fixed Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$32,519	(a)	Payable for unrealized loss on swap contracts, Variation margin on swap contracts	$(320,276	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	10,165,005		Payable for unrealized loss on forward foreign currency exchange contracts	(2,578,425)

Interest rate	Receivable for unrealized gain on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	6,450,572	(a)	Payable for unrealized loss on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(9,427,208	)(a)(b)

Total		$16,648,096			$(12,325,909)

170

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swap contracts	$(109,842	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	69,671		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	312,897	(a)	Variation margin on futures contracts	(718,946	)(a)

Total		$382,568			$(828,788)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $3,520, $16,622, $89,495 and $18,246 for the Bond, Core Fixed Income, Dynamic Bond and Global Core Fixed Income Funds, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Bond Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$63,794	$95,518

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	(2,060,414)	(11,165)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	1,202,699	(1,541,880)

Total		$(793,921)	$(1,457,527)

171

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$2,426,154	$392,239

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(894,960)	546,974

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	1,238,938	(8,553,178)

Total		$2,770,132	$(7,613,965)

Dynamic Bond Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$5,376,480	$(2,543,108)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options contracts and written options contracts	(18,773,712)	(416,883)

Equity	Net change in unrealized gain (loss) on swap contracts	—	5,303,992

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	6,888,137	6,206,992

Total		$(6,509,095)	$8,550,993

Global Core Fixed Income Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,039,480	$(177,532)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(11,985,907)	14,234,469

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	1,128,108	(3,194,752)

Total		$(9,818,319)	$10,862,185

172

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Income Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$135,545	$(112,980)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(441,490)	236,337

Interest rate	Net realized gain (loss) from futures contracts, and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	507,834	(585,238)

Total		$201,889	$(461,881)

For the fiscal year ended March 31, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

	Futures	Forward	Swap	Purchased	Purchased	Written	Written
Fund	Contracts	Contracts	Agreements	Options	Swaptions	Options	Swaptions

Bond Fund	1,502	$582,762,889	$965,096,080	225,517,205	$43,525,906	253,372,819	$ 49,344,846

Core Fixed Income Fund	5,873	17,047,456	3,370,512,200	—	143,814,826	—	162,375,846

Dynamic Bond Fund	10,053	4,937,987,686	11,444,303,035	2,225,271,403	487,414,116	2,462,573,031	564,399,584

Global Core Fixed Income Fund	3,132	856,009,889	2,336,986,130	—	99,698,295	—	114,626,037

Income Fund	549	4,674,883	19,114,843	—	—	—	—

(a)

Amounts disclosed represent weighted average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended March 31, 2026.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

173

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM or GSAMI believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of March 31, 2026:

Bond Fund

	Derivative Assets(1)			Derivative Liabilities(1)

		Forward			Forward			Net Derivative	Collateral
	Options	Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$19,868	$—	$19,868	$—	$—	$(127,863)	$(127,863)	$(107,995)	$—	$(107,995)

BNP Paribas SA	588,083	—	588,083	—	—	(453,786)	(453,786)	134,297	—	134,297

BofA Securities LLC	166,856	—	166,856	—	—	(390,490)	(390,490)	(223,634)	—	(223,634)

Citibank NA	359,697	—	359,697	—	—	(222,328)	(222,328)	137,369	—	137,369

Deutsche Bank AG (London)	405,193	—	405,193	—	—	(403,120)	(403,120)	2,073	—	2,073

HSBC Bank PLC	2,130	—	2,130	—	—	(17,129)	(17,129)	(14,999)	—	(14,999)

JPMorgan Securities, Inc.	368,188	3,169,857	3,538,045	—	(3,012,308)	(137,579)	(3,149,887)	388,158	—	388,158

MS & Co. Int. PLC	258,653	—	258,653	(3,520)	—	(235,671)	(239,191)	19,462	(19,462)	—

Royal Bank of Canada (UK)	56,858	—	56,858	—	—	(298,803)	(298,803)	(241,945)	—	(241,945)

Standard Chartered Bank	96,143	—	96,143	—	—	(113,377)	(113,377)	(17,234)	—	(17,234)

UBS AG (London)	106,415	—	106,415	—	—	(30,364)	(30,364)	76,051	—	76,051

Total	$2,428,084	$3,169,857	$5,597,941	$(3,520)	$(3,012,308)	$(2,430,510)	$(5,446,338)	$ 151,603	$(19,462)	$132,141

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Dynamic Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$310,028	$—	$—	$310,028	$ —	$—	$ (1,854,563)	$(1,854,563)	$ (1,544,535)	$ 1,540,000	$ (4,535)

BNP Paribas SA	7,948,509	—	—	7,948,509	—	—	(6,103,720)	(6,103,720)	1,844,789	—	1,844,789

BofA Securities LLC	2,305,337	—	—	2,305,337	—	—	(5,404,881)	(5,404,881)	(3,099,544)	890,000	(2,209,544)

Citibank NA	6,025,160	—	—	6,025,160	—	—	(2,956,351)	(2,956,351)	3,068,809	(670,000)	2,398,809

174

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Citigroup Global Markets, Inc.	$—	$—	$—	$—	$(18,602)	$—	$—	$(18,602)	$(18,602)	$—	$(18,602)

Deutsche Bank AG (London)	4,975,365	—	—	4,975,365	—	—	(5,382,065)	(5,382,065)	(406,700)	406,700	—

HSBC Bank PLC	27,947	—	—	27,947	—	—	(239,488)	(239,488)	(211,541)	—	(211,541)

JPMorgan Securities, Inc.	5,108,708	4,667,741	36,120,508	45,896,957	—	(35,518,728)	(1,919,340)	(37,438,068)	8,458,889	(5,620,000)	2,838,889

MS & Co. Int. PLC	2,710,087	—	—	2,710,087	(70,893)	—	(3,316,689)	(3,387,582)	(677,495)	677,495	—

Royal Bank of Canada (UK)	787,137	—	—	787,137	—	—	(4,027,348)	(4,027,348)	(3,240,211)	—	(3,240,211)

Standard Chartered Bank	1,340,841	—	—	1,340,841	—	—	(1,571,101)	(1,571,101)	(230,260)	—	(230,260)

UBS AG (London)	1,497,506	—	—	1,497,506	—	—	(442,640)	(442,640)	1,054,866	—	1,054,866

Total	$33,036,625	$4,667,741	$36,120,508	$73,824,874	$(89,495)	$(35,518,728)	$(33,218,186)	$(68,826,409)	$4,998,465	$(2,775,805)	$2,222,660

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Global Core Fixed Income Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$47,191	$—	$—	$47,191	$—	$—	$(284,281)	$(284,281)	$(237,090)	$237,090	$—

BNP Paribas SA	7,999	—	—	7,999	—	—	(3,973)	(3,973)	4,026	—	4,026

BofA Securities LLC	—	—	—	—	—	—	(84,598)	(84,598)	(84,598)	—	(84,598)

Citibank NA	194,794	38,754	—	233,548	—	—	—	—	233,548	—	233,548

Deutsche Bank AG (London)	—	—	—	—	—	—	(57,781)	(57,781)	(57,781)	—	(57,781)

JPMorgan Securities, Inc.	—	—	10,165,005	10,165,005	(10,815)	(2,578,425)	—	(2,589,240)	7,575,765	—	7,575,765

MS & Co. Int. PLC	—	2,843	—	2,843	(7,431)	—	(91,875)	(99,306)	(96,463)	96,463	—

UBS AG (London)	—	—	—	—	—	—	(66,952)	(66,952)	(66,952)	—	(66,952)

Total	$249,984	$41,597	$10,165,005	$10,456,586	$(18,246)	$(2,578,425)	$(589,460)	$(3,186,131)	$7,270,455	$333,553	$7,604,008

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

175

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended March 31, 2026, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Bond Fund	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.41%

Core Fixed Income Fund	0.40	0.36	0.34	0.33	0.32	0.37	0.33(a)

Dynamic Bond Fund	0.60	0.54	0.51	0.50	0.49	0.59	0.57

Global Core Fixed Income Fund	0.65	0.59	0.56	0.55	0.54	0.65	0.49(b)

Income Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.50(c)

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)

GSAM agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

(b)

Prior to July 29, 2025, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of the average daily net assets of the Fund. Effective July 29, 2025, GSAMI agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.48% as an annual percentage rate of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees.

(c)

GSAM agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”). The Goldman Sachs Bond and Goldman Sachs Core Fixed Income Funds invest in Institutional Shares of the Goldman Sachs Corporate Bond ETF (the “Corporate Bond ETF”). GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended March 31, 2026, GSAM waived $15,074, $122,154, $194,124 and $7,635 of the management fee for the Bond, Core Fixed Income, Dynamic Bond and Income Funds, respectively. For the fiscal year ended March 31, 2026, GSAMI waived $25,852 of the management fee for the Global Core Fixed Income Fund.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

176

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Bond Fund	$2,018	$ —

Core Fixed Income Fund	4,393	211

Dynamic Bond Fund	9,517	—

Global Core Fixed Income Fund	711	—

Income Fund	553	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the

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Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Dynamic Bond, Global Core Fixed Income and Income Funds are 0.004%, 0.014%, 0.014%, 0.004% and 0.014%, respectively. Prior to July 29, 2025, the Other Expense limitations as an annual percentage rate of average daily net assets for Dynamic Bond Fund was 0.054%. These Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM and GSAMI may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the fiscal year ended March 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Bond Fund	$15,074	$ 637	$870,066	$ 885,777

Core Fixed Income Fund	1,162,001	3,193	563,803	1,728,997

Dynamic Bond Fund	194,124	1,329	904,311	1,099,764

Global Core Fixed Income Fund	1,292,094	387	660,481	1,952,962

Income Fund	83,712	117	443,432	527,261

G. Line of Credit Facility — As of March 31, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000. The facility was changed to $1,550,000,000 on April 10, 2026.

H. Other Transactions with Affiliates — For the fiscal year ended March 31, 2026, Goldman Sachs earned $62,384, $246,198, $587,397 and $28 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income, Dynamic Bond and Income Funds, respectively.

As of March 31, 2026, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Conservative Allocation Fund	Goldman Sachs Moderate Allocation Fund

Global Core Fixed Income Fund	28%	26%

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Corporate Bond ETF and the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended March 31, 2026.

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (Loss)	Ending Value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Bond Fund	Goldman Sachs Corporate Bond ETF	$—	$540,778	$—	$(6,319)	$534,459	10,636	$583

	Goldman Sachs Financial Square Government Fund — Institutional Shares	11,551,292	246,239,654	(256,122,919)	—	1,668,027	1,668,027	394,020

Core Fixed Income Fund	Goldman Sachs Corporate Bond ETF	—	3,815,811	—	(44,750)	3,771,061	75,046	4,133

	Goldman Sachs Financial Square Government Fund — Institutional Shares	78,901,571	1,790,611,108	(1,860,122,540)	—	9,390,139	9,390,139	3,111,878

Dynamic Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	64,025,049	2,174,900,128	(2,227,882,141)	—	11,043,036	11,043,036	4,935,637

Global Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	13,507,177	651,626,051	(656,468,766)	—	8,664,462	8,664,462	621,703

Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,582,388	84,216,011	(86,796,227)	—	2,172	2,172	187,282

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Notes to Financial Statements (continued) March 31, 2026

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2026, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Bond Fund	$3,431,651,398	$154,754,856	$3,430,470,135	$143,400,965

Core Fixed Income Fund	18,153,288,427	919,629,685	18,040,239,340	740,802,761

Dynamic Bond Fund	22,220,519,405	935,968,711	22,038,062,028	446,909,129

Global Core Fixed Income Fund	3,170,736,521	336,886,510	3,181,795,355	255,734,295

Income Fund	611,902,471	60,229,440	615,158,309	34,271,325

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Distributions paid from:

Ordinary income	$16,316,353	$97,883,316	$65,617,273	$27,031,434	$7,887,187

Total taxable distributions	$16,316,353	$97,883,316	$65,617,273	$27,031,434	$7,887,187

Tax return of capital	$—	$160,720	$—	$—	$—

The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Distributions paid from:

Ordinary income	$15,942,733	$92,978,112	$49,574,381	$34,294,937	$6,682,593

Total taxable distributions	$15,942,733	$92,978,112	$49,574,381	$34,294,937	$6,682,593

Tax return of capital	$—	$—	$—	$—	$35,924

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7. TAX INFORMATION (continued)

As of March 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Undistributed ordinary income — net	$ 1,513,301	$ —	$ 12,629,055	$ 16,912,969	$ 547,433

Capital loss carryforwards(1) :

Perpetual Short-Term	(18,805,007)	(75,624,009)	(1,176,564,604)	(25,828,708)	(592,603)

Perpetual Long-Term	(32,882,431)	(111,857,087)	(776,402,410)	(20,925,067)	(8,908,102)

Total capital loss carryforwards	(51,687,438)	(187,481,096)	(1,952,967,014)	(46,753,775)	(9,500,705)

Timing differences (Post October Capital Loss
Deferral/Qualified Late Year Ordinary Loss

Deferral/Dividends Payable and Straddle Loss Deferrals)	$ (3,281,211)	$ (9,562,693)	$ (22,285,344)	$ (4,843,583)	$(1,082,713)

Unrealized gains (loss) — net	(3,392,630)	(59,934,149)	7,306,543	(16,243,565)	236,450

Total accumulated earnings (loss) net	$(56,847,978)	$(256,977,938)	$(1,955,316,760)	$(50,927,954)	$(9,799,535)

(1)	The Dynamic Bond, Global Core Fixed Income and Income Funds utilized $2,201,447, $1,616,378 and $260,102, respectively, of capital losses in the current fiscal year.

As of March 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Dynamic Bond	Global Core Fixed Income	Income

Tax Cost	$402,883,284	$2,840,112,933	$2,140,267,902	$860,485,948	$164,812,959

Gross unrealized gain	3,588,217	18,376,115	30,685,458	9,021,974	3,089,124

Gross unrealized loss	(6,980,847)	(78,310,264)	(23,378,915)	(25,265,539)	(2,852,674)

Net unrealized gain (loss)	$ (3,392,630)	$ (59,934,149)	$ 7,306,543	$(16,243,565)	$ 236,450

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of material modification of debt securities, swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds

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Notes to Financial Statements (continued) March 31, 2026

8. OTHER RISKS (continued)

may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable

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8. OTHER RISKS (continued)

increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk— As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Funds will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates or deteriorating market conditions may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans may become subordinated to other debt holders and creditors. Senior loans are usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

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Notes to Financial Statements (continued) March 31, 2026

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

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9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Reorganization – At a meeting held on April 21-22, 2026, the Board of Trustees of Goldman Sachs Trust approved the reorganizations (each, a “Reorganization”) of Goldman Sachs Bond Fund and Goldman Sachs Income Fund (each, an “Acquired Fund,” and together, the “Acquired Funds”) with and into Goldman Sachs Core Plus Bond ETF and Goldman Sachs Income ETF, respectively, each a newly created shell series of Goldman Sachs ETF Trust (each, an “Acquiring Fund”). Accordingly, effective on or about August 7, 2026, shareholders of the Acquired Funds will become shareholders of the corresponding Acquiring Fund; except that (i) Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares will receive a distribution of cash equal to the net asset value (“NAV”) of their Acquired Fund shares; and (ii) Acquired Fund shareholders whose Acquired Fund shares are held through a fund direct individual retirement account will have their shares exchanged for the equivalent share class of Goldman Sachs Financial Square Government Fund equal in value to the NAV of such Acquired Fund shares. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS

 Share activity is as follows:

	Bond Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2026		March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	598,582	$5,360,966	758,385	$6,711,069

Reinvestment of distributions	193,433	1,732,109	221,829	1,958,550

Shares redeemed	(1,851,268)	(16,573,402)	(1,134,220)	(9,969,617)

	(1,059,253)	(9,480,327)	(154,006)	(1,299,998)

Class C Shares

Shares sold	45,443	408,879	95,419	847,698

Reinvestment of distributions	8,828	79,023	8,566	75,546

Shares redeemed	(74,139)	(664,400)	(95,569)	(840,694)

	(19,868)	(176,498)	8,416	82,550

Institutional Shares

Shares sold	1,981,900	17,711,395	3,059,716	27,102,136

Reinvestment of distributions	424,436	3,801,000	492,362	4,345,796

Shares redeemed	(3,404,187)	(30,518,060)	(4,439,433)	(39,249,894)

	(997,851)	(9,005,665)	(887,355)	(7,801,962)

Service Shares

Shares sold	2,595	23,288	1,767	15,586

Reinvestment of distributions	468	4,177	631	5,575

Shares redeemed	(9,813)	(87,791)	(30)	(262)

	(6,750)	(60,326)	2,368	20,899

Investor Shares

Shares sold	574,184	5,076,376	1,029,688	9,099,471

Reinvestment of distributions	102,183	911,472	141,381	1,244,245

Shares redeemed	(1,827,350)	(16,324,416)	(1,732,832)	(15,153,736)

	(1,150,983)	(10,336,568)	(561,763)	(4,810,020)

Class R6 Shares

Shares sold	2,597,521	23,274,600	2,480,544	21,830,937

Reinvestment of distributions	387,660	3,472,444	361,636	3,192,136

Shares redeemed	(1,720,833)	(15,305,325)	(2,486,617)	(21,899,808)

	1,264,348	11,441,719	355,563	3,123,265

Class R Shares

Shares sold	32,479	291,509	76,159	671,066

Reinvestment of distributions	12,665	113,408	10,509	92,698

Shares redeemed	(75,147)	(675,815)	(67,746)	(589,367)

	(30,003)	(270,898)	18,922	174,397

Class P Shares

Shares sold	4,404,155	39,363,803	3,067,280	27,077,613

Reinvestment of distributions	681,355	6,104,915	553,615	4,887,250

Shares redeemed	(1,498,247)	(13,411,639)	(1,556,837)	(13,701,470)

	3,587,263	32,057,079	2,064,058	18,263,393

NET INCREASE	1,586,903	$14,168,516	846,203	$7,752,524

186

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2026		March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	3,047,077	$28,149,695	3,073,603	$27,977,324

Reinvestment of distributions	526,955	4,871,699	506,110	4,615,609

Shares redeemed	(2,504,430)	(23,108,429)	(2,770,181)	(25,274,400)

	1,069,602	9,912,965	809,532	7,318,533

Class C Shares

Shares sold	144,681	1,338,114	164,969	1,512,267

Reinvestment of distributions	23,386	217,293	25,167	230,753

Shares redeemed	(244,253)	(2,263,376)	(214,897)	(1,968,459)

	(76,186)	(707,969)	(24,761)	(225,439)

Institutional Shares

Shares sold	30,799,105	285,998,804	24,926,612	228,647,657

Reinvestment of distributions	2,422,150	22,486,449	2,486,251	22,776,643

Shares redeemed	(28,793,676)	(265,891,888)	(23,378,602)	(214,182,873)

	4,427,579	42,593,365	4,034,261	37,241,427

Service Shares

Shares sold	32,076	302,431	12,233	112,635

Reinvestment of distributions	1,189	11,075	582	5,336

Shares redeemed	(12,504)	(113,990)	(9,341)	(87,574)

	20,761	199,516	3,474	30,397

Investor Shares

Shares sold	10,296,032	95,288,718	15,817,037	144,190,160

Reinvestment of distributions	1,470,459	13,592,390	1,938,772	17,702,080

Shares redeemed	(21,155,044)	(194,005,535)	(16,435,743)	(149,608,304)

	(9,388,553)	(85,124,427)	1,320,066	12,283,936

Class R6 Shares

Shares sold	12,843,070	117,884,515	7,382,765	67,064,760

Reinvestment of distributions	1,119,553	10,410,320	876,093	8,036,123

Shares redeemed	(6,899,651)	(63,661,190)	(4,254,696)	(39,131,095)

	7,062,972	64,633,645	4,004,162	35,969,788

Class R Shares

Shares sold	51,692	477,099	58,495	533,029

Reinvestment of distributions	12,129	112,126	12,603	114,970

Shares redeemed	(77,007)	(713,737)	(135,537)	(1,222,348)

	(13,186)	(124,512)	(64,439)	(574,349)

Class P Shares

Shares sold	24,927,993	231,521,247	33,044,777	303,098,688

Reinvestment of distributions	4,883,010	45,410,846	4,165,310	38,230,471

Shares redeemed	(12,784,235)	(118,903,595)	(13,108,687)	(120,138,539)

	17,026,768	158,028,498	24,101,400	221,190,620

NET INCREASE	20,129,757	$189,411,081	34,183,695	$313,234,913

187

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Bond Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2026		March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,818,191	$17,296,038	1,285,320	$12,083,844

Reinvestment of distributions	462,316	4,386,903	581,942	5,445,118

Shares redeemed	(1,895,338)	(18,035,910)	(2,855,154)	(26,798,288)

	385,169	3,647,031	(987,892)	(9,269,326)

Class C Shares

Shares sold	762,611	7,253,506	564,604	5,291,393

Reinvestment of distributions	43,501	412,029	32,882	307,022

Shares redeemed	(246,695)	(2,347,468)	(221,320)	(2,078,030)

	559,417	5,318,067	376,166	3,520,385

Institutional Shares

Shares sold	65,001,330	620,745,055	26,294,179	247,646,648

Reinvestment of distributions	3,494,919	33,293,066	2,465,063	23,105,644

Shares redeemed	(24,199,184)	(231,414,186)	(13,262,604)	(124,814,029)

	44,297,065	422,623,935	15,496,638	145,938,263

Investor Shares

Shares sold	38,106,266	365,116,431	8,643,962	81,270,808

Reinvestment of distributions	1,222,051	11,671,676	375,555	3,521,455

Shares redeemed	(5,230,203)	(50,174,532)	(1,692,455)	(15,933,862)

	34,098,114	326,613,575	7,327,062	68,858,401

Class R6 Shares

Shares sold	1,982,787	18,811,176	1,433,060	13,459,888

Reinvestment of distributions	82,284	781,325	106,067	993,064

Shares redeemed	(1,323,262)	(12,621,694)	(1,524,077)	(14,320,911)

	741,809	6,970,807	15,050	132,041

Class R Shares

Shares sold	77,082	732,007	52,632	493,611

Reinvestment of distributions	15,845	150,023	18,903	176,429

Shares redeemed	(76,236)	(725,990)	(84,057)	(785,232)

	16,691	156,040	(12,522)	(115,192)

Class P Shares

Shares sold	5,540,697	53,424,963	883,765	8,320,004

Reinvestment of distributions	903,788	8,570,961	1,073,151	10,032,529

Shares redeemed	(4,958,614)	(47,050,498)	(1,808,726)	(16,966,201)

	1,485,871	14,945,426	148,190	1,386,332

NET INCREASE	81,584,136	$780,274,881	22,362,692	$210,450,904

188

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Core Fixed Income Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2026		March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	260,413	$2,974,815	389,620	$4,452,378

Reinvestment of distributions	53,961	617,400	93,357	1,060,593

Shares redeemed	(645,585)	(7,374,896)	(751,816)	(8,593,490)

	(331,211)	(3,782,681)	(268,839)	(3,080,519)

Class C Shares

Shares sold	12,319	139,778	19,978	230,866

Reinvestment of distributions	1,025	11,595	2,503	28,127

Shares redeemed	(28,682)	(325,251)	(60,859)	(689,967)

	(15,338)	(173,878)	(38,378)	(430,974)

Institutional Shares

Shares sold	4,993,167	57,004,201	5,028,153	57,299,433

Reinvestment of distributions	675,503	7,715,729	1,023,565	11,609,979

Shares redeemed	(4,626,461)	(52,619,724)	(4,192,268)	(47,713,978)

	1,042,209	12,100,206	1,859,450	21,195,434

Service Shares

Shares sold	66,651	750,485	3,780	43,089

Reinvestment of distributions	115	1,294	1,496	16,866

Shares redeemed	(2,096)	(23,732)	(39,871)	(447,432)

	64,670	728,047	(34,595)	(387,477)

Investor Shares

Shares sold	712,639	8,097,959	1,469,082	16,625,041

Reinvestment of distributions	110,132	1,255,171	129,780	1,469,076

Shares redeemed	(1,157,129)	(13,219,044)	(1,364,871)	(15,477,340)

	(334,358)	(3,865,914)	233,991	2,616,777

Class R6 Shares

Shares sold	16,332,648	184,592,236	4,301,514	49,040,637

Reinvestment of distributions	1,467,719	16,772,526	1,673,832	18,987,492

Shares redeemed	(9,222,114)	(105,518,000)	(3,417,582)	(38,563,193)

	8,578,253	95,846,762	2,557,764	29,464,936

Class P Shares

Shares sold	31,894	368,311	203,153	2,328,890

Reinvestment of distributions	28,469	325,737	44,218	502,362

Shares redeemed	(455,582)	(5,201,981)	(84,490)	(954,375)

	(395,219)	(4,507,933)	162,881	1,876,877

NET INCREASE	8,609,006	$96,344,609	4,472,274	$51,255,054

189

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	March 31, 2026		March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	98,061	$898,947	84,737	$761,656

Reinvestment of distributions	9,261	84,880	8,919	80,006

Shares redeemed	(81,419)	(742,643)	(72,096)	(643,952)

	25,903	241,184	21,560	197,710

Class C Shares

Shares sold	50,978	463,885	165,357	1,478,911

Reinvestment of distributions	10,186	93,338	5,911	53,033

Shares redeemed	(17,256)	(157,072)	(21,381)	(190,247)

	43,908	400,151	149,887	1,341,697

Institutional Shares

Shares sold	698,077	6,338,638	1,928,644	17,210,994

Reinvestment of distributions	127,407	1,166,709	157,302	1,412,459

Shares redeemed	(1,846,608)	(16,791,485)	(783,835)	(7,042,699)

	(1,021,124)	(9,286,138)	1,302,111	11,580,754

Investor Shares

Shares sold	2,689,814	24,649,285	1,689,918	15,207,597

Reinvestment of distributions	136,318	1,251,592	70,413	632,248

Shares redeemed	(1,586,075)	(14,456,689)	(883,805)	(7,925,456)

	1,240,057	11,444,188	876,526	7,914,389

Class R6 Shares

Shares sold	12,861	118,536	1	10

Reinvestment of distributions	476	4,364	368	3,296

Shares redeemed	(8,789)	(80,723)	—	—

	4,548	42,177	369	3,306

Class P Shares

Shares sold	2,726,681	25,027,634	2,649,304	23,735,933

Reinvestment of distributions	576,677	5,284,533	506,271	4,537,424

Shares redeemed	(1,396,060)	(12,629,077)	(981,083)	(8,803,907)

	1,907,298	17,683,090	2,174,492	19,469,450

NET INCREASE	2,200,590	$20,524,652	4,524,945	$40,507,306

190

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund and Goldman Sachs Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Global Core Fixed Income Fund and Goldman Sachs Income Fund (five of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 22, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

191

Multi Sector Fixed Income Funds Tax Information (Unaudited)

For the fiscal year ended March 31, 2026, the Bond Fund, Core Fixed Income Fund, Dynamic Bond Fund, Global Core Fixed Income Fund, and Income Fund designate 91.99%, 98.12%, 88.16%, 98.89%, and 100%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

192

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman*

*Effective April 1, 2026.

OFFICERS
James A. McNamara, *President and Principal Executive Officer*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2026 Goldman Sachs. All rights reserved. MSFIAR-26

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Cheryl K. Beebe Officer Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer John G. Chou Robert Griffith, Secretary Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. MSFIAR-26

Goldman Sachs Funds Annual Financial Statements March 31, 2026 Short Duration and Government Fixed Income Funds Goldman Sachs Enhanced Income Fund Goldman Sachs Inflation Protected Securities Fund Goldman Sachs Short Duration Bond Fund Goldman Sachs Short Duration Government Fund Goldman Sachs Short-Term Conservative Income Fund Goldman Sachs U.S. Mortgages Fund

Short Duration and Government Fixed Income Funds

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 59.5%

Agriculture(a) – 0.3%
Altria Group, Inc.
$1,322,000	4.875%		02/04/28	$1,333,541

Automotive – 3.5%
American Honda Finance Corp. (b) (Secured Overnight Financing Rate + 0.650%)
4,873,000	4.308		11/19/27	4,853,508
General Motors Financial Co., Inc.
2,491,000	4.000	(a)	10/06/26	2,485,819
(Secured Overnight Financing Rate + 1.050%)
736,000	4.718	(b)	07/15/27	736,493
(Secured Overnight Financing Rate + 1.170%)
3,514,000	4.848	(b)	04/04/28	3,527,740
Hyundai Capital America (c)
1,228,000	4.875		06/23/27	1,232,887
2,175,000	4.250		01/08/29	2,151,684
(Secured Overnight Financing Rate + 1.040%)
450,000	4.686	(b)	03/19/27	451,454
Volkswagen Group of America Finance LLC (c)
1,469,000	5.300		03/22/27	1,481,119

				16,920,704

Banks – 22.4%
Banco Santander SA (a)(b) (1 yr. CMT + 0.900%)
2,400,000	1.722		09/14/27	2,369,064
Bank of America Corp. (a)(b) (Secured Overnight Financing Rate + 0.830%)
4,713,000	4.979		01/24/29	4,754,522
Bank of Montreal (a)
4,440,000	4.700		09/14/27	4,463,976
Bank of New York Mellon Corp. (a)(b) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,910,630
Bank of Nova Scotia (b) (Secured Overnight Financing Rate + 0.800%)
622,000	4.460		08/15/27	621,776
(Secured Overnight Financing Rate + 0.890%)
4,565,000	4.932	(a)	02/14/29	4,603,848
Barclays PLC (a)(b) (Secured Overnight Financing Rate + 0.930%)
1,295,000	4.219		05/24/30	1,275,692
(Secured Overnight Financing Rate + 1.340%)
1,380,000	4.837		09/10/28	1,384,940
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,278,130
BPCE SA
1,055,000	3.250	(c)	01/11/28	1,033,773
(Secured Overnight Financing Rate + 1.087%)
1,000,000	2.045	(a)(b)	10/19/27	986,120
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	2,991,145
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(b)	09/11/27	1,265,468
800,000	4.579	(a)(b)	09/11/27	800,688

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 0.940%)
$2,456,000	4.587	%(b)	06/28/27	$2,469,115
Citibank NA (a)(b) (Secured Overnight Financing Rate + 0.712%)
2,178,000	4.876		11/19/27	2,184,904
Citigroup, Inc. (a)(b) (3 mo. USD Term SOFR + 1.413%)
614,000	3.520		10/27/28	604,858
(3 mo. USD Term SOFR + 1.652%)
744,000	3.668		07/24/28	736,262
(Secured Overnight Financing Rate + 0.770%)
4,460,000	1.462		06/09/27	4,433,731
Citizens Bank NA (a)(b) (Secured Overnight Financing Rate + 0.700%)
1,245,000	4.192		01/29/29	1,237,144
Deutsche Bank AG (a)(b) (Secured Overnight Financing Rate + 1.219%)
2,164,000	2.311		11/16/27	2,134,310
Huntington National Bank (a)(b) (Secured Overnight Financing Rate + 0.720%)
817,000	4.388		04/12/28	816,673
JPMorgan Chase & Co. (a)(b) (Secured Overnight Financing Rate + 0.800%)
1,388,000	4.915		01/24/29	1,400,686
(Secured Overnight Financing Rate + 1.190%)
4,303,000	5.040		01/23/28	4,323,870
Macquarie Bank Ltd. (b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	4.600		07/02/27	990,014
Mitsubishi UFJ Financial Group, Inc. (a)(b) (1 yr. CMT + 0.750%)
1,435,000	1.538		07/20/27	1,422,200
Morgan Stanley (a)(b) (Secured Overnight Financing Rate + 0.800%)
2,890,000	4.238		01/09/30	2,859,944
(Secured Overnight Financing Rate + 0.879%)
2,536,000	1.593		05/04/27	2,529,001
(Secured Overnight Financing Rate + 1.000%)
1,365,000	2.475		01/21/28	1,343,406
(Secured Overnight Financing Rate + 1.380%)
2,820,000	4.994		04/12/29	2,845,690
NatWest Markets PLC (c)
571,000	5.416		05/17/27	578,109
PNC Bank NA (a)(b) (Secured Overnight Financing Rate + 0.630%)
510,000	4.543		05/13/27	510,005
PNC Financial Services Group, Inc. (a)(b) (Secured Overnight Financing Rate + 0.610%)
2,150,000	4.075		01/26/29	2,138,175
Royal Bank of Canada (a)(b) (Secured Overnight Financing Rate + 0.790%)
543,000	5.069		07/23/27	544,015
Santander U.K. Group Holdings PLC (a)(b) (Secured Overnight Financing Rate + 0.989%)
1,127,000	1.673		06/14/27	1,119,967
(Secured Overnight Financing Rate + 1.220%)
2,000,000	2.469		01/11/28	1,966,760
Societe Generale SA (c)
3,611,000	5.250		02/19/27	3,632,883

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.100%)
$3,367,000	4.758	%(b)	02/19/27	$3,377,438
Standard Chartered Bank (b) (Secured Overnight Financing Rate + 0.650%)
2,157,000	4.319		10/08/26	2,159,028
Sumitomo Mitsui Financial Group, Inc.
2,255,000	4.108		01/15/29	2,231,954
Sumitomo Mitsui Trust Bank Ltd. (c)
2,680,000	5.200		03/07/27	2,701,922
1,440,000	3.950		03/05/29	1,421,914
(Secured Overnight Financing Rate + 0.980%)
2,594,000	4.631	(b)	09/10/27	2,609,538
Toronto-Dominion Bank
1,810,000	4.693		09/15/27	1,820,027
2,231,000	4.861		01/31/28	2,249,250
Truist Bank (a)(b) (Secured Overnight Financing Rate + 0.590%)
3,397,000	4.671		05/20/27	3,396,728
(Secured Overnight Financing Rate + 0.662%)
1,400,000	4.144		01/27/29	1,392,930
Truist Financial Corp. (a)(b) (Secured Overnight Financing Rate + 1.435%)
1,380,000	4.873		01/26/29	1,389,108
UBS Group AG (a)(c)
1,441,000	4.282		01/09/28	1,435,438
(1 yr. CMT + 0.850%)
2,500,000	1.494	(b)	08/10/27	2,473,025
UniCredit SpA (c)
3,500,000	4.625		04/12/27	3,504,130
Westpac New Zealand Ltd. (c)
1,175,000	4.902		02/15/28	1,186,797

				108,910,721

Building Materials(a)(c) – 0.1%
Standard Industries, Inc.
805,000	4.750		01/15/28	796,805

Commercial Services(a) – 1.0%
Brink’s Co. (c)
385,000	6.500		06/15/29	390,517
Quanta Services, Inc.
4,414,000	4.750		08/09/27	4,438,100

				4,828,617

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
2,220,000	2.450		10/29/26	2,194,292
2,329,000	6.100		01/15/27	2,354,759
2,504,000	3.650		07/21/27	2,478,084
384,000	4.625		10/15/27	384,518
1,206,000	5.100		01/19/29	1,221,714
2,445,000	4.125		02/28/29	2,411,919
Equitable America Global Funding (c)
2,289,000	4.300		12/15/28	2,271,123

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Jefferies Financial Group, Inc.
$1,655,000	4.850%		01/15/27	$1,655,596
3,500,000	4.300	(a)	02/11/27	3,496,885
Macquarie Airfinance Holdings Ltd. (a)(c)
110,000	6.400		03/26/29	114,024
OneMain Finance Corp. (a)
760,000	6.125		05/15/30	742,710

				19,325,624

Electrical – 5.0%
CMS Energy Corp. (a)
1,477,000	3.000		05/15/26	1,474,135
Dominion Energy, Inc. (a)
2,025,000	1.450		04/15/26	2,021,861
ENEL Finance International NV (a)(c)
2,575,000	1.625		07/12/26	2,552,906
ITC Holdings Corp. (a)
1,086,000	3.250		06/30/26	1,082,872
2,315,000	4.950	(c)	09/22/27	2,326,205
Monongahela Power Co. (a)(c)
1,907,000	3.550		05/15/27	1,888,674
NextEra Energy Capital Holdings, Inc.
2,630,000	4.625	(a)	07/15/27	2,639,599
7,103,000	4.685		09/01/27	7,138,160
Xcel Energy, Inc. (a)
3,325,000	1.750		03/15/27	3,241,875

				24,366,287

Electrical Components & Equipment(a)(c) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	631,086

Electronics(a) – 0.1%
Amphenol Corp.
750,000	3.900		11/15/28	744,090

Environmental(a) – 1.1%
Veralto Corp.
1,273,000	5.500		09/18/26	1,278,321
Waste Management, Inc.
4,050,000	4.500		03/15/28	4,075,232

				5,353,553

Food & Drug Retailing – 2.3%
Campbell’s Co.
1,580,000	5.200		03/19/27	1,587,584
General Mills, Inc. (a)
2,550,000	4.700		01/30/27	2,552,856
J.M. Smucker Co. (a)
813,000	5.900		11/15/28	840,886
Mars, Inc. (a)(c)
6,164,000	4.600		03/01/28	6,199,751

				11,181,077

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) –0.3%
Entergy New Orleans LLC
$1,435,000	4.000%		06/01/26	$1,431,212

Healthcare Providers & Services(a) – 0.9%
Augusta SpinCo Corp.
715,000	4.398		03/23/29	712,969
HCA, Inc.
2,036,000	5.250		06/15/26	2,036,957
1,500,000	5.625		09/01/28	1,530,390

				4,280,316

Home Builders(a) – 0.3%
Lennar Corp.
1,308,000	5.250		06/01/26	1,306,143

Insurance – 2.2%
Corebridge Financial, Inc. (a)
2,837,000	3.650		04/05/27	2,811,694
Corebridge Global Funding (c)
1,385,000	4.900		12/03/29	1,388,740
(Secured Overnight Financing Rate + 1.300%)
2,621,000	4.947	(b)	09/25/26	2,629,492
Jackson National Life Global Funding (c)
1,239,000	5.550		07/02/27	1,251,080
Met Tower Global Funding (c)
2,490,000	4.000		01/14/29	2,461,116

				10,542,122

Internet(a) – 1.2%
Airbnb, Inc.
705,000	4.400		03/16/29	704,020
Alphabet, Inc.
1,275,000	3.875		11/15/28	1,270,996
eBay, Inc.
1,550,000	1.400		05/10/26	1,544,885
Prosus NV (c)
2,260,000	3.257		01/19/27	2,226,100

				5,746,001

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450		09/15/26	1,535,615

Machinery-Diversified(a) – 1.1%
Ingersoll Rand, Inc.
5,220,000	5.197		06/15/27	5,266,353

Miscellaneous Manufacturing(a)(c) – 0.1%
Axon Enterprise, Inc.
355,000	6.125		03/15/30	362,285

Oil Field Services(a) – 1.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
715,000	4.050		03/11/29	710,817
QatarEnergy (c)
2,520,000	1.375		09/12/26	2,481,469
SA Global Sukuk Ltd.
2,520,000	1.602		06/17/26	2,503,463

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(a) – (continued)
Sunoco LP (c)
$750,000	7.000%		05/01/29	$769,350
Sunoco LP/Sunoco Finance Corp. (c)
760,000	7.000		09/15/28	775,390

				7,240,489

Pharmaceuticals – 1.3%
Cardinal Health, Inc.
4,792,000	4.700		11/15/26	4,796,313
PRA Health Sciences, Inc. (a)(c)
1,435,000	2.875		07/15/26	1,423,118

				6,219,431

Pipelines(a) – 1.5%
Hess Midstream Operations LP (c)
795,000	5.875		03/01/28	801,233
300,000	6.500		06/01/29	306,561
Kinetik Holdings LP (c)
705,000	6.625		12/15/28	716,745
ONEOK, Inc.
2,645,000	4.250		09/24/27	2,638,467
Williams Cos., Inc.
3,090,000	5.300		08/15/28	3,153,376

				7,616,382

Real Estate Investment Trust(a) – 0.3%
American Tower Corp.
1,388,000	2.750		01/15/27	1,370,789

Retailing(a) – 0.9%
1011778 BC ULC/New Red Finance, Inc. (c)
1,130,000	6.125		06/15/29	1,149,470
Murphy Oil USA, Inc.
1,535,000	5.625		05/01/27	1,533,342
O’Reilly Automotive, Inc.
1,965,000	5.750		11/20/26	1,979,875

				4,662,687

Semiconductors(a) – 1.1%
Broadcom, Inc.
2,055,000	5.050		07/12/27	2,076,701
Intel Corp.
2,300,000	4.875		02/10/28	2,315,548
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,097,000	4.400		06/01/27	1,096,802

				5,489,051

Software – 5.0%
Cadence Design Systems, Inc.
520,000	4.200		09/10/27	519,376
Fidelity National Information Services, Inc.
1,977,000	4.450		03/10/28	1,971,227
1,430,000	4.550	(a)	03/10/29	1,422,993
Oracle Corp. (a)
1,209,000	4.800		08/03/28	1,209,460
7,515,000	4.550		02/04/29	7,418,432

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Salesforce, Inc. (a)
$4,062,000	4.500%	03/15/28	$4,063,178
6,070,000	4.650	03/15/29	6,081,351
Synopsys, Inc. (a)
1,873,000	4.650	04/01/28	1,880,773

			24,566,790

Telecommunication Services(a) – 0.9%
Deutsche Telekom International Finance BV (c)
1,404,000	3.600	01/19/27	1,396,517
Orange SA (c)
1,505,000	4.000	01/13/29	1,489,438
T-Mobile USA, Inc.
1,550,000	3.750	04/15/27	1,540,622

			4,426,577

Trucking & Leasing(a)(c) – 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,142,000	5.750	05/24/26	2,143,842
418,000	1.700	06/15/26	415,446
705,000	5.350	01/12/27	708,666

			3,267,954

TOTAL CORPORATE OBLIGATIONS (Cost $289,273,619)			$289,722,302

Asset-Backed Securities(a) – 19.3%

Automotive – 6.6%
Ford Credit Auto Lease Trust Series 2026-A, Class A3
$2,675,000	4.000%	07/15/29	$2,667,621
Ford Credit Auto Owner Trust Series 2025-B, Class A3
2,825,000	3.910	04/15/30	2,814,839
GM Financial Automobile Leasing Trust Series 2026-1, Class A3
2,025,000	3.880	01/22/29	2,014,348
GM Financial Consumer Automobile Receivables Trust Series 2026-1, Class A3
3,000,000	3.840	05/16/31	2,978,166
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(c)
1,296,060	5.410	05/17/27	1,299,054
Hyundai Auto Receivables Trust Series 2022-C, Class A3
104,925	5.390	06/15/27	104,974
Hyundai Auto Receivables Trust Series 2024-B, Class A3
325,000	4.840	03/15/29	326,968
Mercedes-Benz Auto Lease Trust Series 2026-A, Class A3
3,650,000	3.930	01/15/30	3,631,119
SFS Auto Receivables Securitization Trust Series 2025-3A, Class A3(c)
3,100,000	4.120	04/21/31	3,092,367
SFS Auto Receivables Securitization Trust Series 2026-1A, Class A3(c)
3,025,000	3.960	07/21/31	3,000,158

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(c)
	$1,111,060	4.140%	06/20/28	$1,110,845
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
	441,069	5.300	09/15/27	442,345
Toyota Lease Owner Trust Series 2025-B, Class A3(c)
	3,975,000	3.960	11/20/28	3,956,622
Toyota Lease Owner Trust Series 2026-A, Class A3(c)
	3,725,000	3.820	02/20/29	3,700,758
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
	860,911	4.650	11/22/27	861,978

				32,002,162

Collateralized Loan Obligations(b) – 10.7%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(c) (3mo. USD Term SOFR + 1.410%)
	1,300,000	5.078	07/20/38	1,301,082
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(c) (3 mo. USD Term SOFR + 1.412%)
	4,000,000	5.084	04/15/34	3,998,128
Apidos CLO XXIII Series 2015-23A, Class ARR(c) (3 mo. USD Term SOFR + 1.050%)
	2,181,208	4.722	04/15/33	2,180,200
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1R(c) (3 mo. USD Term SOFR + 0.980%)
	5,000,000	4.649	01/22/35	4,988,420
Bain Capital Credit CLO Ltd. Series 2020-4A, Class A1RR(c) (3 mo. USD Term SOFR + 1.150%)
	3,000,000	4.818	10/20/36	2,992,233
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(c) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.058	10/20/37	1,500,798
CBAM Ltd. Series 2017-2A, Class AR(c) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	5.119	07/17/34	5,001,685
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	2.986	11/20/34	2,191,767
Fort Greene Park CLO LLC Series 2025-2A, Class AR(c) (3 mo. USD Term SOFR + 0.950%)
	$2,100,000	4.619	04/22/34	2,093,731
LCM 36 Ltd. Series 36A, Class A1R(c) (3 mo. USD Term SOFR + 1.070%)
	4,580,000	4.742	01/15/34	4,568,188
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(c) (3mo. USD Term SOFR + 1.360%)
	2,750,000	5.031	07/16/37	2,751,727
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(c) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	5.202	04/15/37	999,149
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(c) (3 mo. USD Term SOFR + 1.362%)
	2,979,193	5.017	05/20/32	2,977,719

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Octagon 54 Ltd. Series 2021-1A, Class A1(c) (3 mo. USD Term SOFR + 1.382%)
$1,000,000	5.054%	07/15/34	$998,888
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(c) (3 mo. USD Term SOFR + 1.320%)
1,500,000	4.988	01/20/38	1,501,049
Pikes Peak CLO 2 Series 2018-2A, Class ARR(c) (3 mo. USD Term SOFR + 1.220%)
6,700,000	4.888	10/11/34	6,692,838
Wellfleet CLO Ltd. Series 2021-3A, Class AR(c) (3 mo. USD Term SOFR + 1.200%)
5,000,000	4.872	01/15/35	4,990,980
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(c) (3 mo. USD Term SOFR + 1.490%)
475,000	5.161	07/28/37	473,357

			52,201,939

Credit Card – 0.2%
Barclays Dryrock Issuance Trust Series 2025-1, Class A
1,200,000	3.970	07/15/31	1,195,678

Student Loan(b) – 1.8%
Access Group, Inc. Series 2013-1, Class A(c) (1 mo. USD Term SOFR + 0.614%)
149,561	4.276	02/25/36	148,349
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1 mo. USD Term SOFR + 1.314%)
939,461	4.976	12/27/66	951,159
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(c) (3 mo. USD Term SOFR + 1.520%)
1,875,000	5.188	04/18/37	1,875,186
Illinois Student Assistance Commission Series 2010-1, Class A3 (3mo. USD Term SOFR + 1.162%)
191,657	5.049	07/25/45	191,308
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
451,210	4.573	03/25/51	442,872
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
59,939	5.099	04/25/38	59,118
Navient Student Loan Trust Series 2017-2A, Class A(c) (1 mo. USD Term SOFR + 1.164%)
1,371,604	4.826	12/27/66	1,376,753
Nelnet Student Loan Trust Series 2012-3A, Class A(c) (1 mo. USD Term SOFR + 0.814%)
904,071	4.476	03/26/40	901,711
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(c) (3 mo. USD Term SOFR + 1.530%)
1,500,000	5.198	04/20/38	1,500,093
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1 mo. USD Term SOFR + 0.704%)
1,254,784	4.366	08/25/40	1,242,223

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(b) – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
$155,140	4.668%		07/01/31	$155,055

				8,843,827

TOTAL ASSET-BACKED SECURITIES (Cost $94,293,695)				$94,243,606

Mortgage-Backed Obligations – 5.1%

Collateralized Mortgage Obligations – 0.3%
Regular Floater(b) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$185,902	4.387	%(a)	09/15/37$	186,053
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
22,959	4.637		06/15/39	23,130
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
28,336	4.087		04/15/37	27,650
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
60,444	4.187		05/15/36	60,062
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
30,638	4.176		09/25/43	30,456
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
103,713	4.276		08/25/36	103,558
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
166,411	4.926		09/25/39	169,542
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
119,846	4.616		04/25/48	120,593

				721,044

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
127,174	6.500		05/15/41	132,770

Sequential Floating Rate(a)(b)(c) – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
437,586	5.312		12/25/41	437,989
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
28,363	5.562		04/25/42	28,391

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$141,912	2.824%		11/25/66	$129,263

				595,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,449,457

Commercial Mortgage-Backed Securities – 4.0%
Sequential Fixed Rate(a) – 2.0%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$1,418,015
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893		11/15/57	1,038,470
Bank5 Series 2025-5YR17, Class A3
1,750,000	5.225		11/15/58	1,784,889
Bank5 Series 2025-5YR19, Class A3
1,200,000	5.270		12/15/58	1,225,454
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,109,678
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	974,048
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
1,450,000	5.673		05/15/58	1,498,240

				10,048,794

Sequential Floating Rate(b) – 2.0%
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(a)	12/15/57	1,142,817
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,478,489	5.115	(c)	02/15/39	1,478,862
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,451,803	5.064	(c)	03/15/41	1,451,881
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
501,358	4.423	(c)	10/15/26	500,435
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	5.315	(c)	02/15/41	1,195,563
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,300,000	4.802	(c)	08/10/42	1,310,794
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,075,000	5.467	(c)	01/13/40	1,100,853
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,400,000	5.416	(c)	10/15/40	1,400,120

				9,581,325

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$19,630,119

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Agencies – 0.8%
Uniform Mortgage-Backed Security – 0.8%
$3,657,261	6.500%		06/01/54	$3,803,861

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $24,791,836)				$24,883,437

Agency Debentures(b) – 2.7%

United States Dollar – 2.7%
Uniform Mortgage-Backed Security (Secured Overnight Financing Rate + 0.140%)
$9,931,000	3.770%		10/06/27	$9,941,229
Uniform Mortgage-Backed Security (Secured Overnight Financing Rate + 0.140%)
3,192,000	3.770		10/14/27	3,196,054

TOTAL AGENCY DEBENTURES (Cost $13,123,000)				$13,137,283

Sovereign Debt Obligations – 0.5%

United States Dollar – 0.5%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$2,302,090

(Cost $2,339,828)

U.S. Treasury Obligations – 7.3%

U.S. Treasury Notes
$18,870,000	2.625	%(d)	05/31/27	$18,614,960
16,950,000	3.500		09/30/27	16,867,899

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,524,227)				$35,482,859

Shares	Dividend Rate	Value

Investment Company(e) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
121	3.553%	$121
(Cost $121)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 91.7% (Cost $446,223,326)		$446,634,415

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 4.1%

Certificates of Deposit – 2.4%
National Bank of Kuwait
$2,000,000	4.420%		08/19/26	$2,001,197
(Secured Overnight Financing Rate + 0.600%)
3,497,000	4.250	(a)(b)	12/11/26	3,500,087
5,889,000	4.230	(a)(b)	01/14/27	5,893,111

				11,394,395

Commercial Paper(c)(f) – 1.7%
Air Lease Corp.
2,000,000	0.000		04/02/26	1,999,540
Energy Transfer LP
2,000,000	0.000		04/01/26	1,999,778
Oracle Corp.
4,489,000	0.000		10/02/26	4,386,245

				8,385,563

TOTAL SHORT-TERM INVESTMENTS (Cost $19,776,529)				$19,779,958

TOTAL INVESTMENTS – 98.5% (Cost $479,122,855)				$479,551,656

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				7,391,349

NET ASSETS – 100.0%				$486,943,005

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

BNP Paribas SA	USD 2,230,483	EUR 1,884,859	05/22/26	$46,458

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	245	06/30/26	$50,824,102	$(372,840)

Short position contracts:
5 Year U.S. Treasury Notes	(120)	06/30/26	(12,981,563)	106,661

TOTAL FUTURES CONTRACTS				$(266,179)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.000%(b)	06/17/27	$ 172,970	$(1,154,090)	$(505,225)	$(648,865)
3.175%(c)	12M SOFR(c)	03/15/28	15,530	107,362	4,450	102,912
3.000(c)	12M SOFR(c)	06/17/28	63,950	723,626	231,864	491,762
3.250(c)	12M SOFR(c)	06/17/29	31,850	281,532	(55,685)	337,217

TOTAL				$(41,570)	$(324,596)	$283,026

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:

EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:

CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	—Secured Overnight Financing Rate

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 92.7%

U.S. Treasury Bonds
	$910,000	4.750%		08/15/55	$886,539
U.S. Treasury Inflation-Indexed Bonds
	27,371,903	2.125		02/15/54	24,096,898
U.S. Treasury Inflation-Indexed Notes
	5,498,520	0.500		01/15/28	5,455,778
	19,903,381	2.125	(a)	04/15/29	20,432,842
	15,958,012	1.625		10/15/29	16,207,356
	7,079,896	1.625		04/15/30	7,150,971
	60,122,098	1.125		10/15/30	59,579,590
	51,825,486	1.875		07/15/35	51,582,554
	22,299,990	1.875		01/15/36	22,033,436
U.S. Treasury Notes
	1,460,000	3.875		03/31/31	1,455,323
	1,820,000	4.250		03/31/33	1,832,512

TOTAL U.S. TREASURY OBLIGATIONS (Cost $211,521,221)					$210,713,799

Shares	Dividend Rate	Value

Investment Company(b) – 4.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
11,124,785	3.553%	$11,124,785
(Cost $11,124,785)

TOTAL INVESTMENTS – 97.6% (Cost $222,646,006)		$221,838,584

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		5,550,513

NET ASSETS – 100.0%		$227,389,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	106	06/18/26	$11,770,969	$(104,578)
2 Year U.S. Treasury Notes	236	06/30/26	48,957,093	(227,632)
20 Year U.S. Treasury Bonds	211	06/18/26	24,027,625	(595,627)

Total				$(927,837)

Short position contracts:
5 Year U.S. Treasury Notes	(15)	06/30/26	(1,622,695)	723

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(210)	06/18/26	$(23,838,281)	$498,771
Ultra Long U.S. Treasury Bonds	(109)	06/18/26	(12,705,313)	357,941

Total				$857,435

TOTAL FUTURES CONTRACTS				$(70,402)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	3.490%(a)	05/31/27	$10		$(70)	$(9)	$(61)
3.062%(b)	12M SOFR(b)	08/31/27	6,210	(c)	36,011	2,896	33,115
3.174(b)	12M SOFR(b)	08/31/27	2,060	(c)	9,727	(235)	9,962
3.175(a)	12M SOFR(a)	03/15/28	17,030	(c)	117,732	7,110	110,622
12M CPI-U(b)	2.103(b)	02/07/29	6,300		(918,936)	27	(918,963)
3.298(a)	12M SOFR(a)	08/31/30	13,570	(c)	153,593	72,823	80,770
12M SOFR(a)	3.379(a)	08/31/31	8,870	(c)	(100,731)	(22,435)	(78,296)
12M SOFR(a)	3.469(a)	08/31/31	3,130	(c)	(22,933)	(6,519)	(16,414)
3.407(a)	12M SOFR(a)	01/31/33	11,370	(c)	199,089	1,599	197,490
3.805(a)	12M SOFR(a)	08/31/36	4,920	(c)	35,752	(57,719)	93,471
3.829(a)	12M SOFR(a)	08/31/36	1,840	(c)	9,877	3	9,874

TOTAL					$(480,889)	$(2,459)	$(478,430)

(a)	Payments made annually.

(b)	Payments made at maturity.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.

Abbreviations:
CPI U	—Consumer Price Index For All Urban Consumers
SOFR	—Secured Overnight Financing Rate

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 44.6%

Aerospace & Defense(a) – 1.2%
Boeing Co.
$8,071,000	2.700%	02/01/27	$7,955,827
7,420,000	5.150	05/01/30	7,533,377

			15,489,204

Agriculture(a) – 0.2%
Altria Group, Inc.
2,833,000	4.875	02/04/28	2,857,732

Automotive – 1.0%
General Motors Financial Co., Inc. (a)
8,800,000	1.500	06/10/26	8,745,352
Hyundai Capital America (b)
5,285,000	4.250	01/08/29	5,228,345

			13,973,697

Banks – 12.9%
Bank of America Corp. (a)(c)
(5 yr. CMT + 2.760%)
1,690,000	4.375	01/27/27	1,662,554
(5 yr. CMT + 3.231%)
1,595,000	6.125	04/27/27	1,597,520
(Secured Overnight Financing Rate + 0.830%)
12,843,000	4.979	01/24/29	12,956,147
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948	07/22/28	7,043,960
Bank of New York Mellon Corp. (a)(c) (5 yr. CMT + 3.352%)
1,680,000	7.166	06/20/26	1,684,452
Bank of Nova Scotia (a)(c) (Secured Overnight Financing Rate + 0.890%)
6,955,000	4.932	02/14/29	7,014,187
Barclays PLC (a)(c)
(Secured Overnight Financing Rate + 0.930%)
3,200,000	4.219	05/24/30	3,152,288
(Secured Overnight Financing Rate + 1.340%)
3,390,000	4.837	09/10/28	3,402,136
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674	03/12/28	3,144,406
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829	05/09/27	2,447,909
BPCE SA (b)
2,435,000	3.250	01/11/28	2,386,008
Citigroup, Inc. (a)(c)
(3 mo. USD Term SOFR + 4.779%)
1,610,000	6.250	08/15/26	1,610,596
(5 yr. CMT + 3.209%)
1,555,000	7.375	05/15/28	1,598,447
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	02/24/28	6,915,160
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	05/24/28	7,013,370
Deutsche Bank AG (a)(c)
(Secured Overnight Financing Rate + 1.210%)
4,417,000	5.373	01/10/29	4,468,502

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.594%)
$3,135,000	5.706%	02/08/28	$3,161,773
HSBC Holdings PLC (a)(c) (Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390	11/03/28	3,070,074
Huntington National Bank (a)(c) (Secured Overnight Financing Rate + 0.720%)
1,569,000	4.388	04/12/28	1,568,372
JPMorgan Chase & Co. (a)(c)
(5 yr. CMT + 2.850%)
1,690,000	3.650	06/01/26	1,682,463
(Secured Overnight Financing Rate + 0.800%)
3,037,000	4.915	01/24/29	3,064,758
M&T Bank Corp. (a)(c) (5 yr. CMT + 2.679%)
3,599,000	3.500	09/01/26	3,485,020
Morgan Stanley (a)(c)
(3 mo. USD Term SOFR + 1.402%)
3,490,000	3.772	01/24/29	3,445,468
(Secured Overnight Financing Rate + 0.800%)
7,085,000	4.238	01/09/30	7,011,316
(Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042	07/19/30	5,058,450
(Secured Overnight Financing Rate + 1.380%)
5,964,000	4.994	04/12/29	6,018,332
Morgan Stanley Private Bank NA (a)(c) (Secured Overnight Financing Rate + 0.762%)
9,070,000	4.213	02/08/30	8,975,672
NatWest Markets PLC (b)
2,245,000	4.654	03/27/29	2,250,478
PNC Financial Services Group, Inc. (a)(c)
(5 yr. CMT + 3.238%)
1,610,000	6.200	09/15/27	1,614,524
(Secured Overnight Financing Rate + 0.610%)
5,250,000	4.075	01/26/29	5,221,125
Societe Generale SA (a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519	01/19/28	3,176,296
Sumitomo Mitsui Financial Group, Inc.
5,440,000	4.108	01/15/29	5,384,403
Sumitomo Mitsui Trust Bank Ltd. (b)
10,294,000	4.500	03/13/28	10,322,617
3,540,000	3.950	03/05/29	3,495,538
Toronto-Dominion Bank
4,754,000	4.861	01/31/28	4,792,888
Truist Financial Corp. (a)(c) (Secured Overnight Financing Rate + 1.435%)
3,390,000	4.873	01/26/29	3,412,374
Wells Fargo & Co. (a)(c)
(5 yr. CMT + 3.606%)
1,515,000	7.625	09/15/28	1,594,007
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,942,740
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	7,029,260

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Westpac New Zealand Ltd. (b)
$2,265,000	4.902%	02/15/28	$2,287,741

			172,163,331

Beverages(a)(b) – 0.6%
Bacardi-Martini BV
3,775,000	5.550	02/01/30	3,852,614
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,674,982

			7,527,596

Building Materials(a)(b) – 0.1%
Standard Industries, Inc.
1,940,000	4.750	01/15/28	1,920,251

Chemicals(a)(b) – 0.2%
OCP SA
1,530,000	6.100	04/30/30	1,554,862
SNF Group SACA
1,650,000	3.125	03/15/27	1,650,000

			3,204,862

Commercial Services(a) – 1.0%
Brink’s Co. (b)
915,000	6.500	06/15/29	928,112
DP World Crescent Ltd.
2,060,000	3.750	01/30/30	1,926,100
Quanta Services, Inc.
10,660,000	4.750	08/09/27	10,718,204

			13,572,416

Diversified Financial Services – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
827,000	4.625	10/15/27	828,116
3,285,000	5.100	01/19/29	3,327,804
5,000,000	6.150	09/30/30	5,254,350
Air Lease Corp. (a)
6,000,000	3.750	06/01/26	5,985,900
5,175,000	1.875	08/15/26	5,116,937
Ally Financial, Inc. (a)(c) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,456,171
American Express Co. (a)(c) (5 yr. CMT + 2.854%)
1,725,000	3.550	09/15/26	1,703,903
Equitable America Global Funding (b)
5,595,000	4.300	12/15/28	5,551,303
Jefferies Financial Group, Inc. (a)
10,000,000	4.300	02/11/27	9,991,100
Macquarie Airfinance Holdings Ltd. (a)(b)
260,000	6.400	03/26/29	269,511
OneMain Finance Corp. (a)
1,745,000	6.125	05/15/30	1,705,301
Rocket Cos., Inc. (a)(b)
2,135,000	6.125	08/01/30	2,155,944
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
10,460,000	2.875	10/15/26	10,336,886

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Takeoff Merger Sub, Inc. (a)(b)
$10,470,000	4.500%	03/24/29	$10,399,642

			66,082,868

Electrical – 1.4%
Emera, Inc. (a)(c) (3 mo. USD Term SOFR + 5.440%)
3,105,000	6.750	06/15/76	3,105,652
ENEL Finance International NV (a)(b)
7,875,000	1.625	07/12/26	7,807,433
National Rural Utilities Cooperative Finance Corp. (c) (Secured Overnight Financing Rate + 0.330%)
4,493,000	3.994	10/30/26	4,493,180
Vistra Operations Co. LLC (a)(b)
2,965,000	5.000	07/31/27	2,957,676

			18,363,941

Electrical Components & Equipment(a)(b) – 0.2%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,511,552
1,180,000	5.250	04/15/31	1,172,554

			2,684,106

Electronics(a) – 0.1%
Amphenol Corp.
1,800,000	3.900	11/15/28	1,785,816

Engineering & Construction(a) – 0.2%
MasTec, Inc.
754,000	5.900	06/15/29	778,709
Mexico City Airport Trust
2,040,000	3.875	04/30/28	1,990,122

			2,768,831

Environmental(a) – 1.1%
Veralto Corp.
6,710,000	5.500	09/18/26	6,738,048
Waste Management, Inc.
7,332,000	4.500	03/15/28	7,377,678

			14,115,726

Food & Drug Retailing – 1.3%
Campbell’s Co.
3,700,000	5.200	03/19/27	3,717,760
Mars, Inc. (a)(b)
13,054,000	4.600	03/01/28	13,129,713

			16,847,473

Healthcare Providers & Services(a) – 2.3%
Adventist Health System
4,560,000	4.742	12/01/30	4,515,638
Augusta SpinCo Corp.
1,960,000	4.398	03/23/29	1,954,433
Centene Corp.
1,031,000	4.250	12/15/27	1,014,648
8,410,000	2.450	07/15/28	7,831,140

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
GE HealthCare Technologies, Inc.
$6,150,000	5.650%	11/15/27	$6,272,631
HCA, Inc.
3,650,000	5.625	09/01/28	3,723,949
5,517,000	4.125	06/15/29	5,443,569

			30,756,008

Insurance(b) – 0.9%
Corebridge Global Funding
3,355,000	4.900	12/03/29	3,364,058
Met Tower Global Funding
6,085,000	4.000	01/14/29	6,014,414
Principal Life Global Funding II
2,000,000	3.000	04/18/26	1,998,620

			11,377,092

Internet – 1.2%
Airbnb, Inc. (a)
1,935,000	4.400	03/16/29	1,932,310
Alphabet, Inc. (a)
2,975,000	3.875	11/15/28	2,965,659
Gen Digital, Inc. (a)(b)
3,110,000	6.750	09/30/27	3,124,337
Netflix, Inc. (b)
6,025,000	5.375	11/15/29	6,217,318
Uber Technologies, Inc. (a)
1,600,000	4.300	01/15/30	1,586,096

			15,825,720

Investment Companies(a) – 0.2%
Blue Owl Credit Income Corp.
3,355,000	3.125	09/23/26	3,312,895

Iron/Steel(b) – 0.0%
POSCO
310,000	5.750	01/17/28	315,865

Leisure Time(a)(b) – 0.1%
Royal Caribbean Cruises Ltd.
1,825,000	5.625	09/30/31	1,844,527

Lodging(a) – 0.2%
Las Vegas Sands Corp.
1,820,000	5.625	06/15/28	1,842,527
680,000	6.000	06/14/30	698,539

			2,541,066

Machinery-Diversified(a) – 1.9%
Ingersoll Rand, Inc.
17,330,000	5.197	06/15/27	17,483,890
Nordson Corp.
7,468,000	4.500	12/15/29	7,452,840

			24,936,730

Mining(a)(b) – 0.4%
Glencore Funding LLC
5,000,000	5.371	04/04/29	5,102,950

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing(a) – 0.8%
Axon Enterprise, Inc. (b)
$750,000	6.125%		03/15/30	$765,390
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,375,000

				10,140,390

Oil Field Services – 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. (a)
1,740,000	4.050		03/11/29	1,729,821
Pertamina Persero PT (a)
2,630,000	3.100		01/21/30	2,439,325
Petroleos Mexicanos
200,000	6.500		01/23/29	200,518
300,000	8.750	(a)	06/02/29	315,420
2,500,000	6.840	(a)	01/23/30	2,508,500
QatarEnergy (a)
2,160,000	1.375		09/12/26	2,126,974
Sunoco LP (a)(b)
1,740,000	7.000		05/01/29	1,784,892

				11,105,450

Pharmaceuticals – 1.0%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,578,512
PRA Health Sciences, Inc. (a)(b)
3,144,000	2.875		07/15/26	3,117,968

				13,696,480

Pipelines(a) – 1.1%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,817,933
DCP Midstream Operating LP
2,690,000	5.625		07/15/27	2,724,970
Hess Midstream Operations LP (b)
1,710,000	5.875		03/01/28	1,723,406
710,000	6.500		06/01/29	725,528
NGPL PipeCo LLC (b)
410,000	4.875		08/15/27	410,668
ONEOK, Inc.
6,405,000	4.250		09/24/27	6,389,180

				14,791,685

Real Estate Investment Trust(a)(b) – 0.1%
Starwood Property Trust, Inc.
1,425,000	6.500		07/01/30	1,446,902

Retailing(a) – 0.5%
1011778 BC ULC/New Red Finance, Inc. (b)
2,705,000	6.125		06/15/29	2,751,607
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,666,037

				6,417,644

Semiconductors(a) – 0.5%
Broadcom, Inc.
3,871,000	5.050		07/12/27	3,911,878

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a) – (continued)
Skyworks Solutions, Inc.
$2,425,000	1.800%		06/01/26	$2,413,796

				6,325,674

Software – 4.4%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,253,494
4,400,000	4.300	(a)	09/10/29	4,386,096
Fidelity National Information Services, Inc. (a)
3,485,000	4.550		03/10/29	3,467,924
Oracle Corp. (a)
5,163,000	4.800		08/03/28	5,164,962
18,145,000	4.550		02/04/29	17,911,837
6,300,000	2.950		04/01/30	5,747,364
Salesforce, Inc. (a)
16,790,000	4.650		03/15/29	16,821,397
Synopsys, Inc. (a)
3,963,000	4.650		04/01/28	3,979,446

				58,732,520

Sovereign(a)(b) – 0.7%
Eagle Funding Luxco SARL
9,720,000	5.500		08/17/30	9,744,300

Telecommunication Services(a) – 0.3%
T-Mobile USA, Inc.
3,725,000	3.750		04/15/27	3,702,464

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,815,901

Trucking & Leasing(a)(b) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,690,000	5.350		01/12/27	1,698,788
5,000,000	3.350		11/01/29	4,771,400

				6,470,188

TOTAL CORPORATE OBLIGATIONS (Cost $592,207,572)				$594,760,301

Mortgage-Backed Obligations – 20.4%

Collateralized Mortgage Obligations – 4.8%
Interest Only – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$257,144	2.313	%(c)(d)	05/15/45	$27,310
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
189,559	2.213	(c)(d)	05/15/46	19,990
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
160,387	2.263	(c)(d)	03/15/44	15,182

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
$258,074	2.374	%(c)(d)	02/25/46	$29,053
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
313,861	2.324	(c)(d)	05/25/47	35,821
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
1,987,952	2.324	(c)(d)	07/25/50 228,448
Federal National Mortgage Association REMICS Series 2010-135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
47,852	2.174	(c)(d)	12/25/40	3,979
Government National Mortgage Association REMICS Series 2014- 132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
94,197	2.311	(a)(c)(d)	10/20/43	4,329
Government National Mortgage Association REMICS Series 2017- 112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
111,955	1.871	(a)(c)(d)	07/20/47	10,461
Government National Mortgage Association REMICS Series 2018- 122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
246,601	2.411	(a)(c)(d)	09/20/48	28,278
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
255,883	2.261	(a)(c)(d)	01/20/49	27,825
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
115,539	2.311	(a)(c)(d)	06/20/49	12,893
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,100,925	4.000	(a)(e)	06/20/50	235,684
Government National Mortgage Association REMICS Series 2013- 124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
176,333	2.261	(a)(c)(d)	08/20/43	17,789
Government National Mortgage Association REMICS Series 2014- 162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
65,968	1.811	(a)(c)(d)	11/20/44	5,753
Government National Mortgage Association REMICS Series 2015- 123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
114,099	2.461	(a)(c)(d)	09/20/45	13,430
Government National Mortgage Association REMICS Series 2016-27, Class IA
57,790	4.000	(a)(e)	06/20/45	7,514
Government National Mortgage Association REMICS Series 2018- 122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
240,394	2.411	(a)(c)(d)	09/20/48	27,252
Government National Mortgage Association REMICS Series 2019- 153, Class EI
5,728,988	4.000	(a)(e)	12/20/49	1,217,436
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,395,150	5.000	(a)(e)	05/20/50	327,076

				2,295,503

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – 2.3%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
$3,201,335	5.459	%(a)(b)(f)	07/25/65	$3,211,282
CIM Trust Series 2025-I1, Class A2
1,508,260	5.908	(a)(b)(f)	10/25/69	1,515,463
COLT Mortgage Loan Trust Series 2024-INV4, Class A1
2,843,510	5.607	(a)(b)(f)	05/25/69	2,854,610
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
4,300,000	5.466	(a)(b)(f)	04/25/71	4,300,787
Federal National Mortgage Association REMICS Series 2012-111, Class B
6,672	7.000		10/25/42	7,106
Federal National Mortgage Association REMICS Series 2012-153, Class B
23,237	7.000		07/25/42	24,959
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
3,634,693	4.879	(a)(b)(f)	05/25/66	3,619,002
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
2,704,820	5.562	(a)(b)(f)	03/25/70	2,715,986
OBX Trust Series 2024-NQM14, Class A1
3,054,820	4.944	(a)(b)(f)	09/25/64	3,038,914
OBX Trust Series 2025-NQM13, Class A1A
1,615,982	5.441	(a)(b)(f)	05/25/65	1,620,592
OBX Trust Series 2025-NQM11, Class A1A
2,792,967	5.418	(a)(b)(f)	05/25/65	2,799,814
OBX Trust Series 2025-NQM15, Class A1A
3,290,404	5.143	(a)(b)(f)	07/27/65	3,286,492
Verus Securitization Trust Series 2023-INV2, Class A2
1,205,889	6.928	(a)(b)(f)	08/25/68	1,206,960

				30,201,967

Sequential Floating Rate(a)(b)(c) – 2.3%
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A
1,875,646	5.500		12/25/55	1,876,354
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,850,000	5.312		05/25/44	1,848,555
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
25,000	5.612		03/25/44	25,142
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,754,448	5.262		09/25/44	2,749,168
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01, Class 2M2 (1 mo. USD Term SOFR + 1.350%)
2,240,000	5.012		01/25/46	2,230,338
GCAT Trust Series 2024-INV4, Class A6
1,678,014	5.500		12/25/54	1,677,429
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,668,256	2.520		05/25/52	3,109,552

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a)(b)(c) – (continued)
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
$2,776,353	5.577%		09/25/65	$2,788,685
JP Morgan Mortgage Trust Series 2025-VIS2, Class A1
3,655,907	5.385		12/25/55	3,661,951
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
58,037	3.750		05/28/52	55,891
OBX Trust Series 2024-NQM17, Class A1
3,670,302	5.610		11/25/64	3,683,897
OBX Trust Series 2025-NQM1, Class A1
3,935,732	5.547		12/25/64	3,948,089
Verus Securitization Trust Series 2025-8, Class A1
3,384,962	4.869		09/25/70	3,361,693

				31,016,744

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				63,514,214

Commercial Mortgage-Backed Securities – 10.8%
Regular Floater(b)(c) – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$4,200,000	5.805%		11/15/29	$4,191,056
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	6.603		11/15/29	951,006

				5,142,062

Sequential Fixed Rate – 4.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(b)	08/10/35	3,634,801
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,423,263
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,544,251
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,111,499
Bank5 Series 2025-5YR14, Class A3
3,000,000	5.646	(a)	04/15/58	3,099,725
Bank5 Series 2025-5YR15, Class A3
2,450,000	5.452	(a)	07/15/58	2,512,810
Bank5 Series 2025-5YR19, Class AS
4,000,000	5.611	(a)	12/15/58	4,086,014
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	2,986,845
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	832,817
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,340,278
BMO Mortgage Trust Series 2025-5C11, Class A3
2,400,000	5.669	(a)	07/15/58	2,482,772
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(b)	10/13/27	3,912,976
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	1,068,245

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
$740,000	3.102	%(a)	12/15/72	$700,927
COMM Mortgage Trust Series 2024-277P, Class A
3,650,000	6.338	(b)	08/10/44	3,805,700
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
2,100,000	3.598	(a)(b)	06/05/39	1,940,118
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
2,000,000	6.234	(b)	06/05/42	2,067,201
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
2,511,025	6.890	(a)	12/15/56	2,608,862
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(b)	11/13/41	4,372,534
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(b)	11/13/41	3,378,696
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	856,935

				55,767,269

Sequential Floating Rate – 6.2%
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	917,823
Bank5 Series 2025-5YR17, Class C
3,200,000	5.894	(a)(c)	11/15/58	3,190,757
Bank5 Series 2025-5YR16, Class AS
3,600,000	5.751	(a)(c)	08/15/63	3,686,031
Bank5 Series 2026-5YR21, Class C
1,000,000	6.160	(a)(c)	04/15/59	991,215
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	4.592	(b)(c)	03/15/37	1,161,519
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(c)	11/15/56	3,122,542
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	4.841	(b)(c)	03/15/37	1,063,750
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
4,450,000	4.674	(b)(c)	10/10/42	4,413,595
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,800,000	5.451	(b)(c)	10/10/42	1,797,432
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
3,450,000	5.823	(b)(c)	11/15/42	3,438,587
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,800,000	5.573	(b)(c)	06/15/42	2,793,009
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
3,676,242	5.115	(b)(c)	02/15/39	3,677,170
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,314,264	5.064	(b)(c)	03/15/41	1,314,334

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2025-BCAT, Class A (1 mo. USD Term SOFR + 1.380%)
$2,874,855	5.053	%(b)(c)	08/15/42	$2,873,710
BX Commercial Mortgage Trust Series 2025-BCAT, Class B (1 mo. USD Term SOFR + 1.550%)
1,916,570	5.223	(b)(c)	08/15/42	1,908,976
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,347,417	5.514	(b)(c)	04/15/41	3,345,498
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
2,440,039	4.816	(b)(c)	03/15/30	2,427,180
Durst Commercial Mortgage Trust Series 2025-151, Class B
3,550,000	5.210	(b)(c)	08/10/42	3,579,291
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,550,000	5.436	(b)(c)	08/10/42	1,557,756
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
1,375,000	6.340	(b)(c)	01/13/40	1,411,766
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,375,000	5.467	(b)(c)	01/13/40	1,408,068
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,125,000	5.797	(b)(c)	10/05/39	1,135,303
MAD Commercial Mortgage Trust Series 2025-11MD, Class A
3,500,000	4.437	(b)(c)	10/15/42	3,483,048
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
2,575,000	5.935	(b)(c)	10/15/42	2,588,757
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,200,000	5.365	(b)(c)	02/15/42	2,188,776
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,700,000	6.161	(b)(c)	07/13/42	1,690,312
NYC Commercial Mortgage Trust Series 2025-300P, Class A
2,900,000	4.879	(b)(c)	07/13/42	2,879,670
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
3,350,000	5.416	(b)(c)	10/15/40	3,350,288
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
2,100,000	5.766	(b)(c)	10/15/40	2,100,656
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,900,000	4.698	(b)(c)	10/13/39	2,874,923
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	5.471	(b)(c)	10/13/39	1,332,311
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	4.954	(b)(c)	07/15/35	3,162,165
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,950,000	5.360	(b)(c)	07/15/35	1,955,090
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP, Class A (1 mo. USD Term SOFR + 1.350%)
2,950,000	5.023	(b)(c)	08/15/42	2,939,543

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class B
$1,400,000	5.136	%(b)(c)	03/10/41	$1,379,474

				83,140,325

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$144,049,656

Federal Agencies – 4.8%
Government National Mortgage Association – 1.0%
$949,076	4.500%		08/20/47	$935,563
147,877	5.000		03/20/48	149,642
1,489,592	4.000		05/20/48	1,421,183
535,436	4.500		06/20/48	527,144
533,154	4.500		07/20/48	523,731
821,380	4.500		09/20/48	808,145
565,982	4.500		10/20/48	556,863
709,202	4.500		12/20/48	697,553
1,753,235	4.500		01/20/49	1,724,438
536,858	4.500		02/20/49	527,872
719,981	4.500		03/20/49	708,155
377,185	4.500		10/20/49	371,108
713,107	5.000		12/20/49	718,518
42,979	5.000		02/20/50	43,492
3,948,407	3.000		11/20/51	3,511,168

				13,224,575

Uniform Mortgage-Backed Security – 3.8%
93	5.000		11/01/26	93
947	5.000		07/01/27	946
52,243	4.500		07/01/47	51,181
31,486	4.500		03/01/50	30,839
6,830,600	6.000		11/01/52	7,084,952
1,514,459	5.500		12/01/52	1,547,473
4,040,452	6.000		12/01/52	4,185,222
2,607,836	6.000		01/01/53	2,695,551
755,845	5.500		04/01/53	768,779
2,159,102	6.000		04/01/53	2,236,497
1,809,242	6.500		09/01/53	1,882,726
4,612,925	6.500		11/01/53	4,844,251
2,026,491	6.500		12/01/53	2,130,014
24,000,000	5.500		TBA-30yr(g)	24,100,313

				51,558,837

TOTAL FEDERAL AGENCIES				$64,783,412

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $272,658,081)				$272,347,282

Asset-Backed Securities(a) – 16.4%

Automotive – 3.3%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
$544,097	4.670%		08/15/28	$544,644

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Automotive – (continued)
Ford Credit Auto Lease Trust Series 2024-B, Class A3
	$5,064,446	4.990%	12/15/27	$5,080,244
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(f)
	3,200,000	4.870	08/15/36	3,248,919
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
	908,807	4.770	03/15/27	909,700
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	5,825,000	4.840	03/15/29	5,860,278
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	2,297,551	4.740	01/16/29	2,301,886
SFS Auto Receivables Securitization Trust Series 2025-3A, Class A3(b)
	7,300,000	4.120	04/21/31	7,282,026
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(b)
	4,059,642	4.140	06/20/28	4,058,856
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	4,123,704	4.880	03/15/29	4,149,091
Toyota Lease Owner Trust Series 2026-A, Class A3(b)
	7,075,000	3.820	02/20/29	7,028,956
Westlake Automobile Receivables Trust Series 2026-P1, Class A2(b)
	3,650,000	3.840	01/16/29	3,642,720

				44,107,320

Collateralized Loan Obligations – 11.4%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.410%)
	7,600,000	5.078	07/20/38	7,606,323
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,500,000	3.972	01/25/39	1,722,447
ARES LXV CLO Ltd. Series 2022-65A, Class DR(b)(c) (3 mo. USD Term SOFR + 2.950%)
	$2,250,000	6.618	07/25/34	2,174,717
Arini European CLO IX DAC Series 9A, Class B(b)(c) (-1X 3 mo. EUR EURIBOR + 2.000%)
EUR	950,000	0.000	04/15/40	1,098,058
Arini European CLO VII DAC Series 7A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.800%)
	2,150,000	3.895	01/15/39	2,473,075
Arini European CLO VII DAC Series 7A, Class D(b)(c) (3 mo. EUR EURIBOR + 2.850%)
	2,300,000	4.945	01/15/39	2,636,207
Armada Euro CLO IX DAC Series 9A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.850%)
	1,900,000	3.934	10/30/39	2,186,870
Aurium CLO VIII DAC Series 8A, Class CR(b)(c) (3 mo. EUR EURIBOR + 2.150%)
	2,200,000	4.163	10/16/38	2,502,668
Bain Capital Credit CLO Ltd. Series 2019-3A, Class DRR(b)(c) (3 mo. USD Term SOFR + 2.800%)
	$2,175,000	6.470	10/21/34	2,095,267
Bain Capital Credit CLO Ltd. Series 2019-1A, Class CR3(b)(c) (3 mo. USD Term SOFR + 1.600%)
	2,250,000	5.264	04/19/34	2,241,902

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations – (continued)
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR3(b)(c) (3 mo. USD Term SOFR + 2.700%)
	$1,800,000	6.364%	04/19/34	$1,727,689
Barings CLO Ltd. Series 2024-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.170%)
	5,725,000	4.848	01/20/39	5,706,543
Belmont Park CLO Ltd. Series 2024-1A, Class A1R(b)(c) (-1X 3 mo. USD Term SOFR + 1.280%)
	3,060,000	0.000	04/15/37	3,060,000
Bridgepoint CLO IX DAC Series 9A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.800%)
EUR	1,775,000	3.914	10/15/39	2,048,969
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	$1,100,000	5.268	04/20/37	1,100,101
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,700,000	3.726	04/20/38	3,090,380
Dunedin Park CLO DAC Series 1X, Class AR(c) (3 mo. EUR EURIBOR + 0.980%)
	4,750,000	2.986	11/20/34	5,479,418
Elmwood CLO 23 Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.350%)
	$6,625,000	5.021	04/16/36	6,626,954
Harvest CLO XXXVII DAC Series 37A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,850,000	3.956	01/15/39	2,127,614
Invesco CLO Ltd. Series 2022-2A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.150%)
	$6,575,000	4.818	07/20/35	6,571,094
Jamestown CLO XVI Ltd. Series 2021-16A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.120%)
	3,000,000	4.788	07/25/34	2,995,413
Kennedy Lewis CLO 18 Ltd. Series 2024-18A, Class A(b)(c) (3 mo. USD Term SOFR + 1.370%)
	2,700,000	5.038	01/20/38	2,702,678
Kennedy Lewis CLO 22 Ltd. Series 2025-22A, Class A(b)(c) (3 mo. USD Term SOFR + 1.330%)
	4,400,000	4.998	07/20/38	4,404,532
Magnetite XLVII Ltd. Series 2024-47A, Class A(b)(c) (3 mo. USD Term SOFR + 1.330%)
	7,900,000	4.998	01/25/38	7,909,385
OCP CLO Ltd. Series 2024-33A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.500%)
	2,450,000	5.168	07/20/37	2,450,512
OCP CLO Ltd. Series 2020-20A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.530%)
	2,730,000	5.198	04/18/37	2,730,412
OCP CLO Ltd. Series 2017-14A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.370%)
	4,800,000	5.038	07/20/37	4,800,398
OCP Euro DAC Series 2025-12A, Class B1(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,900,000	3.726	01/20/38	3,318,580

	Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations – (continued)
Rad CLO 21 Ltd. Series 2023-21A, Class BR(b)(c) (3 mo. USD Term SOFR + 1.550%)
	$3,490,000	5.218%	01/25/37	$3,463,082
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.190%)
	5,060,000	4.841	04/15/39	5,046,338
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
	3,000,000	5.372	07/15/39	2,999,925
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.630%)
	5,180,000	5.302	04/15/37	5,183,041
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.170%)
	6,150,000	4.832	01/21/39	6,133,506
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(b)
	321,998	5.750	12/20/50	315,806
Symphony CLO XXV Ltd. Series 2021-25A, Class BR(b)(c) (3 mo. USD Term SOFR + 1.500%)
	3,300,000	5.168	04/19/34	3,273,798
Tikehau CLO IV DAC Series 4A, Class DR(b)(c) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,700,000	5.297	10/15/39	1,932,207
Trestles CLO VIII Ltd. Series 2025-8A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.330%)
	$4,700,085	4.998	06/11/35	4,702,134
Trimaran CAVU Ltd. Series 2021-2A, Class D1R(b)(c) (3 mo. USD Term SOFR + 2.500%)
	2,300,000	6.147	10/25/34	2,189,004
Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.130%)
	9,000,000	4.798	07/20/34	8,989,884
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
	2,500,000	8.079	04/20/32	2,419,838
Wind River CLO Ltd. Series 2021-2A, Class CR(b)(c) (3 mo. USD Term SOFR + 2.000%)
	4,000,000	5.668	07/20/34	3,968,572
WISE CLO Ltd. Series 2023-2A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.100%)
	4,880,000	4.772	04/15/39	4,887,105
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
	800,194	4.972	07/15/32	800,231

				151,892,677

Credit Card – 1.2%
American Express Credit Account Master Trust Series 2024-3, Class A
	4,500,000	4.650	07/15/29	4,538,251
American Express Credit Account Master Trust Series 2025-3, Class A
	3,975,000	4.510	04/15/32	4,016,188

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Credit Card – (continued)
Barclays Dryrock Issuance Trust Series 2023-1, Class A
$7,300,000	4.720%	02/15/29	$7,302,406

			15,856,845

Student Loan(c) – 0.5%
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
4,500,000	5.188	04/18/37	4,500,445
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
140,057	5.049	07/25/45	139,802
Katayma CLO II Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.150%)
2,500,000	5.818	04/20/37	2,502,270
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
305,357	4.926	09/25/65	304,023

			7,446,540

TOTAL ASSET-BACKED SECURITIES (Cost $219,213,950)			$219,303,382

Agency Debentures(c) – 2.0%

Sovereign – 2.0%
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.225%)
$25,959,000	3.855%	11/03/28	$25,971,460
(Cost $25,959,000)

Sovereign Debt Obligations – 1.6%

United States Dollar – 1.6%
Chile Government International Bonds (a)
$1,580,000	4.350%	04/13/31	$1,551,560
Colombia Government International Bonds (a)
930,000	5.375	01/21/29	923,025
Hungary Government International Bonds
3,630,000	5.250	06/16/29	3,637,169
Indonesia Government International Bonds (a)
6,030,000	4.550	01/11/28	6,041,487
Korea Hydro & Nuclear Power Co. Ltd. (b)
3,950,000	4.250	07/27/27	3,947,156
Republic of Poland Government International Bonds (a)
2,600,000	4.625	03/18/29	2,633,046
Romania Government International Bonds
1,500,000	3.000 (b)	02/27/27	1,468,875
1,700,000	5.875	01/30/29	1,708,806

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,850,705)			$21,911,124

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations(a) – 0.1%

Massachusetts – 0.1%
Massachusetts Development Finance Agency RB Taxable Series G
$1,465,000	6.625%		10/01/30	$1,493,790
(Cost $1,465,000)

Shares	Description			Value

Common Stocks(b) – 0.0%

Real Estate Management & Development – 0.0%
22,377	Sunac Services Holdings Ltd.			$2,393
(Cost $42,587)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 8.3%
U.S. Treasury Notes
$26,260,000	4.375	%(h)	07/15/27	$26,440,538
66,130,000	3.625		08/31/27	65,938,843
17,610,000	4.500	(h)	05/31/29	17,952,570

TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,500,508)				$110,331,951

Shares	Dividend Rate			Value

Investment Company(i) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,612	3.553%			$1,612
(Cost $1,612)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 91.4% (Cost $1,217,940,015)				$1,220,151,835

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 5.7%

Certificates of Deposit – 2.9%
Banco Bilbao Vizcaya Argentaria SA
$9,800,000	4.000%		04/24/26	$9,801,097
Barclays Bank PLC(c) (Secured Overnight Financing Rate + 0.370%)
9,679,000	4.000		10/22/26	9,674,114
Mizuho Bank Ltd.(c) (Secured Overnight Financing Rate + 0.270%)
5,777,000	3.900		06/02/26	5,778,526
National Bank of Kuwait
6,000,000	4.420		08/19/26	6,003,592
(Secured Overnight Financing Rate + 0.600%)
7,094,000	4.250	(a)(c)	12/11/26	7,100,262

				38,357,591

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(j) – 2.8%
Air Lease Corp.(b)
$10,000,000	0.000%	04/02/26	$9,997,702
Energy Transfer LP(b)
5,000,000	0.000	04/01/26	4,999,444
Macquarie Group Ltd.
6,790,000	0.000	05/15/26	6,755,286
National Bank of Kuwait(b)
4,200,000	0.000	05/01/26	4,186,216
Oracle Corp.(b)
6,799,000	0.000	10/02/26	6,643,369
Penske Truck Leasing Co. LP
1,934,000	0.000	07/17/26	1,908,970
VW Credit, Inc.(b)
3,889,000	0.000	07/01/26	3,847,457

			38,338,444

TOTAL SHORT-TERM INVESTMENTS (Cost $76,701,561)			$76,696,035

TOTAL INVESTMENTS – 99.1% (Cost $1,320,600,576)			$1,322,819,330

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			12,069,920

NET ASSETS – 100.0%			$1,334,889,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(d)	Interest Only Inverse Floaters.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.

(g)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $24,100,313 which represents approximately 1.8% of net assets as of March 31, 2026.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	7,022,234	USD	1,318,358	06/17/26	$14,093
	CNH	1,529,187	USD	222,746	06/17/26	476
	COP	3,989,097,197	USD	1,077,869	04/06/26	6,316
	COP	2,378,614,000	USD	623,000	04/10/26	22,727
	COP	3,051,716,453	USD	813,034	06/17/26	2,812
	EUR	5,072,276	USD	5,837,506	06/17/26	46,160
	EUR	2,469,770	USD	2,855,619	06/18/26	9,352
	GBP	879,111	USD	1,159,029	06/17/26	4,286
	HUF	2,249,460,576	USD	6,675,394	06/17/26	53,049
	INR	19,547,100	USD	207,377	04/09/26	1,049
	INR	38,409,654	USD	404,000	05/06/26	3,211
	INR	54,966,804	USD	576,566	06/17/26	2,509
	JPY	84,464,808	USD	534,988	06/17/26	710
	TWD	32,637,561	USD	1,017,888	04/02/26	2,820
	TWD	30,364,023	USD	944,525	05/04/26	1,837
	USD	3,575,222	AUD	5,054,417	06/17/26	91,926
	USD	8,865,178	CAD	12,035,361	06/17/26	184,113
	USD	3,120,532	CHF	2,418,382	06/17/26	70,170
	USD	417,942	CLP	382,145,165	06/17/26	5,097

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	6,990,148	CNH	47,757,745	06/17/26	$18,745
	USD	7,536,850	CZK	158,307,461	06/17/26	74,983
	USD	31,073,377	EUR	26,240,882	05/22/26	667,515
	USD	3,788,279	EUR	3,250,765	06/17/26	17,502
	USD	1,902,205	GBP	1,418,455	06/17/26	25,183
	USD	178,036	GBP	133,283	06/18/26	1,665
	USD	5,027,137	HUF	1,666,912,030	06/17/26	41,176
	USD	766,288	ILS	2,374,343	06/17/26	9,383
	USD	863,033	INR	79,377,482	04/09/26	16,650
	USD	1,434,870	INR	134,364,957	04/23/26	6,703
	USD	455,755	INR	42,711,080	04/27/26	2,188
	USD	4,256,949	INR	397,689,888	06/17/26	67,285
	USD	2,428,867	JPY	368,908,679	05/13/26	95,274
	USD	811,613	JPY	127,607,018	06/17/26	2,295
	USD	552,411	JPY	86,891,401	06/18/26	1,277
	USD	786,702	KRW	1,174,915,915	04/23/26	5,164
	USD	5,572,264	KRW	8,313,093,374	06/17/26	33,685
	USD	3,468,386	MXN	62,136,894	06/17/26	24,872
	USD	690,831	NOK	6,689,682	06/17/26	410
	USD	5,494,780	NZD	9,267,189	06/17/26	154,807
	USD	439,157	NZD	741,135	06/18/26	12,083
	USD	3,820,871	PLN	13,969,330	06/17/26	58,838
	USD	4,222,601	SEK	38,559,190	06/17/26	133,423
	USD	3,761,071	SGD	4,752,396	06/17/26	44,537
	USD	820,533	TRY	39,761,457	06/17/26	842
	USD	1,040,142	TWD	32,637,561	04/02/26	19,434
	USD	1,591,777	TWD	50,721,223	06/17/26	13,554
	USD	4,798,495	ZAR	78,259,358	06/17/26	200,832
	USD	1,260,205	ZAR	21,417,250	06/18/26	2,062

TOTAL						$2,275,080

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	5,069,805	USD	3,557,958	06/17/26	$(64,056)
	CAD	7,883,721	USD	5,833,865	06/17/26	(147,363)
	CAD	3,892,994	USD	2,847,894	06/18/26	(39,769)
	CHF	1,762,461	USD	2,285,626	06/17/26	(62,592)
	CHF	757,197	USD	964,549	06/18/26	(9,375)
	CLP	345,864,212	USD	389,176	06/17/26	(15,526)
	CNH	68,284,078	USD	9,988,300	06/17/26	(20,580)
	COP	2,280,357,216	USD	612,160	06/17/26	(2,529)
	CZK	136,965,045	USD	6,551,201	06/17/26	(95,315)
	EUR	2,044,508	USD	2,375,833	06/17/26	(4,274)
	EUR	1,215,389	USD	1,413,716	06/18/26	(3,847)
	GBP	890,423	USD	1,190,806	06/17/26	(12,522)
	ILS	2,524,784	USD	814,519	06/17/26	(9,655)
	INR	59,856,429	USD	645,751	04/09/26	(7,516)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	INR	403,081,696	USD	4,313,881	06/17/26	$(67,414)
	JPY	175,641,245	USD	1,115,853	06/17/26	(1,890)
	JPY	74,772,504	USD	476,266	06/18/26	(2,000)
	KRW	847,100,219	USD	572,608	06/10/26	(8,370)
	KRW	11,481,234,221	USD	7,777,884	06/17/26	(128,540)
	MXN	50,389,406	USD	2,819,413	06/17/26	(26,923)
	MXN	9,339,877	USD	518,390	06/18/26	(833)
	NOK	1,948,494	USD	202,202	06/17/26	(1,104)
	NOK	13,592,783	USD	1,404,310	06/18/26	(1,460)
	NZD	8,285,674	USD	4,872,738	06/17/26	(98,337)
	PLN	13,523,616	USD	3,692,027	06/17/26	(50,029)
	SEK	37,859,337	USD	4,137,633	06/17/26	(122,673)
	SGD	4,598,398	USD	3,639,412	06/17/26	(43,309)
	TRY	66,093,259	USD	1,366,973	06/17/26	(4,445)
	TWD	32,593,607	USD	1,029,966	04/02/26	(10,633)
	TWD	52,929,252	USD	1,662,873	06/17/26	(15,945)
	USD	1,566,278	BRL	8,343,855	06/17/26	(16,947)
	USD	2,403,261	CNH	16,498,740	06/17/26	(5,131)
	USD	1,044,000	COP	3,996,432,000	04/06/26	(42,179)
	USD	1,077,869	COP	3,996,006,339	04/10/26	(6,935)
	USD	1,062,085	COP	3,981,277,191	04/23/26	(14,517)
	USD	817,313	COP	3,076,407,675	06/17/26	(5,135)
	USD	404,000	EUR	349,374	04/10/26	(19)
	USD	7,323,114	EUR	6,358,571	06/17/26	(52,610)
	USD	1,143,608	EUR	988,746	06/18/26	(3,353)
	USD	1,159,029	GBP	879,115	06/18/26	(4,285)
	USD	1,708,039	HUF	582,757,160	06/18/26	(34,957)
	USD	967,618	INR	91,586,378	05/06/26	(3,361)
	USD	820,000	JPY	129,554,588	06/17/26	(1,669)
	USD	125,988	JPY	19,915,146	06/18/26	(330)
	USD	403,000	NOK	3,922,077	06/17/26	(1,785)
	USD	1,016,517	TWD	32,593,607	04/02/26	(2,816)
	USD	944,525	TWD	30,416,161	06/17/26	(1,894)
	ZAR	101,040,565	USD	6,082,714	06/17/26	(146,677)

TOTAL						$(1,423,424)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/21/26	$(5,000,000)	$(4,822,329)
Government National Mortgage Association	4.000	TBA - 30yr	04/21/26	(1,000,000)	(935,586)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	04/13/26	(8,000,000)	(8,273,750)

(PROCEEDS RECEIVED: $ (14,146,055))					$(14,031,665)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	136	06/18/26	$15,102,375	$ 25,624
2 Year U.S. Treasury Notes	2,951	06/30/26	612,171,116	(4,491,451)
Euro-Schatz	238	06/08/26	29,091,016	(99,571)
ICE 3M Sonia Bonds	378	03/16/27	119,626,745	(682,957)

Total				$(5,248,355)

Short position contracts:
20 Year U.S. Treasury Bonds	(26)	06/18/26	(2,960,750)	(708)
5 Year U.S. Treasury Notes	(575)	06/30/26	(62,203,321)	682,619
Ultra Long U.S. Treasury Bonds	(41)	06/18/26	(4,779,062)	(108)

Total				$ 681,803

TOTAL FUTURES CONTRACTS				$(4,566,552)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$14,890	$86,344	$5,450	$80,894
1.250(b)	12M JYOR(b)	12/15/27	JPY	10,334,030	158,404	22,607	135,797
3.175(c)	12M SOFR(c)	03/15/28		$42,500	293,811	17,744	276,067
2.500(d)	12M CDOR(d)	06/17/28	CAD	3,860	16,521	1,920	14,601
2.750(d)	12M CDOR(d)	06/17/28	CAD	6,380	5,158	17,226	(12,068)
4.000(c)	12M GBP(c)	06/17/28	GBP	2,750	15,593	(22,106)	37,699
3.000(c)	12M SOFR(c)	06/17/28		$37,790	427,612	254,408	173,204
3.250(c)	12M SOFR(c)	06/17/28		6,940	45,287	23,058	22,229
12M EURO(c)	2.000%(c)	06/17/28	EUR	710	(9,782)	(12,455)	2,673
12M GBP(c)	3.750(c)	06/17/28	GBP	29,740	(352,807)	(140,278)	(212,529)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.500%(e)	3M AUDOR(e)	06/17/28	AUD	11,600	$27,699	$422	$27,277
2.250(c)	6M EURO(d)	06/17/28	EUR	9,170	130,735	(5,129)	135,864
2.500(c)	6M EURO(d)	06/17/28	EUR	4,340	37,794	(4,322)	42,116
12M EURO(b)	2.000%(b)	09/10/28	EUR	175,851	(1,146,674)	(153,172)	(993,502)
2.500(b)	6M EURO(d)	09/10/28	EUR	175,851	712,538	(381,679)	1,094,217
12M JYOR(c)	1.771(c)	01/26/30	JPY	334,360	(6,595)	(9,112)	2,517
3.298(c)	12M SOFR(c)	08/31/30		$32,140	363,780	158,981	204,799
1.250(c)	12M JYOR(c)	06/17/31	JPY	14,669,000	2,455,441	1,695,392	760,049
6M EURO(d)	2.500(c)	06/17/31	EUR	24,260	(533,235)	(76,499)	(456,736)
3M NZDOR(e)	3.750(d)	06/17/31	NZD	33,580	(256,305)	(34,128)	(222,177)
12M GBP(c)	4.000(c)	06/17/31	GBP	10,430	(108,932)	95,892	(204,824)
6M AUDOR(d)	4.750(d)	06/17/31	AUD	28,620	(121,030)	(21,040)	(99,990)
12M SOFR(c)	3.379(c)	08/31/31		$21,300	(241,889)	(54,080)	(187,809)
2.000(c)	12M JYOR(c)	01/11/33	JPY	1,125,568	40,439	(124,720)	165,159
3.407(c)	12M SOFR(c)	01/31/33		$27,620	483,626	3,885	479,741
12M CHFOR(c)	0.500(c)	06/17/36	CHF	3,390	(30,586)	(52,552)	21,966
12M JYOR(c)	1.500(c)	06/17/36	JPY	729,000	(290,462)	(270,485)	(19,977)
4.250(c)	12M GBP(c)	06/17/36	GBP	3,170	56,795	39,897	16,898
3.750(c)	12M SOFR(c)	06/17/36		$4,330	46,561	(71,825)	118,386
12M CDOR(d)	3.250(d)	06/17/36	CAD	2,810	(524)	43,236	(43,760)
12M SOFR(c)	3.750(c)	06/17/36		$800	(8,602)	10,908	(19,510)
2.750(c)	3M STIBOR(e)	06/17/36	SEK	44,960	138,905	121,338	17,567
3M NZDOR(e)	4.000(d)	06/17/36	NZD	7,460	(131,827)	(65,139)	(66,688)
6M NIBOR(d)	4.250(c)	06/17/36	NOK	22,740	(33,342)	(25,573)	(7,769)
6M AUDOR(d)	5.000(d)	06/17/36	AUD	8,900	(26,408)	75,617	(102,025)
2.750(c)	6M EURO(d)	06/17/36	EUR	18,400	617,814	61,081	556,733
3.805(c)	12M SOFR(c)	08/31/36		$11,850	86,109	(143,766)	229,875
12M JYOR(c)	2.160(c)	08/02/44	JPY	1,819,435	(601,765)	(1,217,474)	615,709
12M JYOR(c)	2.500(c)	06/17/56	JPY	276,000	(189,231)	(123,280)	(65,951)
3.000(c)	6M EURO(d)	06/17/56	EUR	1,920	45,319	13,358	31,961

TOTAL					$2,202,289	$(346,394)	$2,548,683

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.751%	MS & Co. Int. PLC	12/15/56	$4,800	$(69,214)	$(59,828)	$(9,386)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.290%	06/20/26	$3,475	$6,650	$2,826	$ 3,824
CDX.NA.HY Ind 45	5.000	3.648	12/20/30	29,700	1,615,388	2,046,233	(430,845)
CDX.NA.IG Ind 40	1.000	0.307	06/20/28	19,049	289,290	137,307	151,983
CDX.NA.IG Ind 42	1.000	0.424	06/20/29	65,343	1,164,823	807,048	357,775
CDX.NA.IG Ind 43	1.000	0.482	12/20/29	99,300	1,818,752	1,719,129	99,623
CDX.NA.IG Ind 45	1.000	0.588	12/20/30	422,372	7,614,410	8,361,547	(747,137)

TOTAL					$12,509,313	$13,074,090	$(564,777)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2M IRS	Barclays Bank PLC	4.002%	06/30/2026	10,190,000	GBP	10,190,000	$18,992	$ 16,320	$ 2,672
6M IRS	Barclays Bank PLC	3.400	05/14/2026	8,390,000	GBP	8,390,000	2,937	26,448	(23,511)
9M IRS	BofA Securities LLC	2.250	04/29/2026	2,660,000	EUR	2,660,000	179	17,764	(17,585)
2Y IRS	Citibank NA	1.771	01/24/2028	2,349,999,999	JPY	2,349,999,999	63,839	89,364	(25,525)
2Y IRS	Deutsche Bank AG (London)	1.950	05/11/2026	4,860,000	EUR	4,860,000	123	63,705	(63,582)
2Y IRS	Deutsche Bank AG (London)	2.000	11/11/2026	4,910,000	EUR	4,910,000	6,548	78,797	(72,249)

				2,381,009,999			$92,618	$292,398	$(199,780)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
2Y IRS	Citibank NA	1.771%	01/24/2028	2,349,999,999	JPY	2,349,999,999	$110,216	$ 89,363	$ 20,853

Total purchased option contracts				4,731,009,998			$202,834	$ 381,761	$(178,927)

Written option contracts
Calls
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(1,950,000)	GBP	(1,950,000)	(3,286)	(26,392)	23,106
9M IRS	BofA Securities LLC	2.586	04/29/2026	(620,000)	EUR	(620,000)	(312)	(18,003)	17,691
2Y IRS	Deutsche Bank AG (London)	2.085	11/11/2026	(1,440,000)	EUR	(1,440,000)	(2,916)	(79,699)	76,783
9M IRS	Deutsche Bank AG (London)	2.400	05/11/2026	(1,478,639)	EUR	(1,478,639)	(169)	(20,021)	19,852

				(5,488,639)			$(6,683)	$(144,115)	$ 137,432

Puts
2M IRS	Barclays Bank PLC	4.900	06/30/2026	(10,190,000)	GBP	(10,190,000)	(15,164)	(16,320)	1,156

Total written option contracts				(15,678,639)			$(21,847)	$(160,435)	$ 138,588

TOTAL				4,715,331,359			$180,987	$ 221,326	$ (40,339)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REMICS	—Real Estate Mortgage Investment Conduits
SOFR	—Secured Overnight Financing Rate

Abbreviations:
2M IRS	—2 Months Interest Rate Swaptions
2Y IRS	—2 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
BofA Securities LLC	—Bank of America Securities LLC
CDOR	—Canadian Dollar Offered Rate
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 40	—CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	—CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
CHFOR	—Swiss Franc Offered Rate
CMBX	—Commercial Mortgage Backed Securities Index
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate
STIBOR	—Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 46.5%

Collateralized Mortgage Obligations – 2.5%
Sequential Fixed Rate – 2.5%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$10,084	7.000	%(a)	07/15/27	$10,206
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
14,456	6.500	(a)	12/15/27	14,637
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
25,417	6.500		02/15/36	26,519
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
150,050	5.000		02/15/34	151,288
Federal National Mortgage Association REMICS Series 2012-111, Class B
101,751	7.000		10/25/42	108,364
Federal National Mortgage Association REMICS Series 2012-153, Class B
374,109	7.000		07/25/42	401,842
Federal National Mortgage Association REMICS Series 2025-9, Class EA
11,469,372	5.500		04/25/50	11,666,951

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				12,379,807

Commercial Mortgage-Backed Securities – 3.8%
Sequential Fixed Rate(a) – 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K546, Class A2
$2,000,000	4.361%		05/25/30	$2,010,098

Sequential Floating Rate(b) – 3.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-F107, Class AS (1 mo. USD Term SOFR + 0.250%)
3,671,377	3.919	(a)	03/25/28	3,664,393
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
3,500,000	4.266	(a)	07/25/30	3,497,434
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K547, Class A2
2,100,000	4.421	(a)	05/25/30	2,115,029
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K553, Class A2
2,500,000	4.070	(a)	12/25/30	2,480,776
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K555, Class A2
2,700,000	4.050	(a)	01/25/31	2,675,968
Federal National Mortgage Association-ACES Series 2018-M10, Class A2
2,708,886	3.368		07/25/28	2,671,020

				17,104,620

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$19,114,718

Federal Agencies – 40.2%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.1%
(RFUCC 1 yr. Treasury + 1.840%)
$64,265	6.722%		11/01/34	$66,263

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal Home Loan Mortgage Corp.(b) – (continued)
(1 yr. CMT + 2.250%)
$146,573	6.289%	06/01/35	$150,756
(RFUCC 1 yr. Treasury + 2.330%)
22,019	7.330	05/01/36	22,979
(RFUCC 6 mo. Treasury + 2.058%)
10,377	6.057	10/01/36	10,768
(RFUCC 1 yr. Treasury + 1.757%)
42,302	6.622	06/01/42	44,286
(RFUCC 1 yr. Treasury + 1.649%)
364,570	6.326	11/01/44	378,932

			673,984

Adjustable Rate Federal National Mortgage Association – 0.3%
(11th District Cost of Funds - Consumer + 1.695%)(b)
264	4.475	08/01/29	263
(RFUCC 1 yr. Treasury + 1.755%)(b)
17,230	6.505	07/01/32	17,737
(RFUCC 1 yr. Treasury + 1.800%)(b)
126,841	6.724	05/01/33	130,588
(11th District Cost of Funds - Consumer + 1.254%)(b)
151,586	4.586	08/01/33	152,317
(1 yr. CMT + 2.287%)(b)
49,711	5.912	02/01/34	51,243
(RFUCC 1 yr. Treasury + 1.695%)(b)
3,994	6.445	05/01/34	4,117
(RFUCC 1 yr. Treasury + 1.720%)(b)
93,700	6.693	05/01/34	96,417
13,783	5.845	03/01/35	14,207
16,323	6.845	04/01/35	16,824
(1 yr. CMT + 2.220%)(b)
109,203	6.220	06/01/34	112,583
(RFUCC 1 yr. Treasury + 1.685%)(b)
27,069	6.435	10/01/34	27,940
35,133	6.535	03/01/35	36,198
(RFUCC 1 yr. Treasury + 1.690%)(b)
40,988	6.205	10/01/34	42,285
(RFUCC 1 yr. Treasury + 1.325%)(b)
68,767	6.325	04/01/35	70,183
(RFUCC 1 yr. Treasury + 1.424%)(b)
48,558	6.292	05/01/35	49,707
(1 yr. CMT + 2.095%)(b)
41,379	6.047	10/01/35	42,717
(RFUCC 1 yr. Treasury + 1.682%)(b)
109,509	5.908	03/01/36	113,026
(RFUCC 1 yr. Treasury + 1.950%)(b)
316,430	6.825	04/01/36	328,984
(RFUCC 1 yr. Treasury + 1.985%)(b)
64,982	6.485	06/01/36	67,776
(1 yr. MTA + 2.104%)(b)
180,062	6.044	07/01/36	184,118
(RFUCC 1 yr. Treasury + 1.935%)(b)
9,946	6.435	11/01/36	10,368
3,105	6.310	11/01/36	3,235

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.688%)(b)
$128,788	6.368%	07/01/37	$133,371

			1,706,204

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
25,914	5.625	05/20/34	26,313
88,016	5.375	07/20/34	89,428
84,258	5.375	08/20/34	85,627
540,701	5.375	09/20/34	549,503
80,378	5.125	10/20/34	81,601
78,419	5.125	12/20/34	79,628

			912,100

Federal Home Loan Mortgage Corp. – 0.3%
2,585	7.500	01/01/31	2,711
8,766	4.500	07/01/33	8,823
197,690	4.500	08/01/33	198,976
414,481	4.500	09/01/33	417,178
35,653	4.500	10/01/33	35,886
955	4.500	04/01/34	962
961	4.500	04/01/35	965
882	4.500	07/01/35	886
1,634	4.500	08/01/35	1,641
8,417	4.500	09/01/35	8,465
2,499	4.500	10/01/35	2,512
404	4.500	12/01/35	406
332	4.500	05/01/36	334
29,466	4.500	01/01/38	29,613
490	4.500	04/01/38	490
268	4.500	05/01/38	268
1,850	4.500	06/01/38	1,860
50,494	4.500	09/01/38	50,583
1,139	4.500	01/01/39	1,138
26,768	4.500	02/01/39	26,755
15,256	4.500	03/01/39	15,251
2,616	4.500	04/01/39	2,614
71,306	4.500	05/01/39	71,282
220,123	4.500	06/01/39	220,051
9,746	4.500	07/01/39	9,743
10,696	4.500	08/01/39	10,692
15,244	4.500	09/01/39	15,240
2,674	4.500	10/01/39	2,673
4,886	4.500	11/01/39	4,884
6,052	4.500	12/01/39	6,049
9,234	4.500	01/01/40	9,231
2,560	4.500	02/01/40	2,559
6,462	4.500	04/01/40	6,457
10,383	4.500	05/01/40	10,374
11,817	4.500	06/01/40	11,808
7,622	4.500	07/01/40	7,618
8,855	4.500	08/01/40	8,850
6,448	4.500	09/01/40	6,443
2,475	4.500	10/01/40	2,473
3,445	4.500	02/01/41	3,433

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$9,820	4.500%	03/01/41	$9,786
16,161	4.500	04/01/41	16,105
18,947	4.500	05/01/41	18,882
32,819	4.500	06/01/41	32,705
3,106	4.500	07/01/41	3,095
98,601	4.500	08/01/41	98,265
100,021	4.500	09/01/41	99,935
6,188	4.500	12/01/41	6,167
85,938	4.500	03/01/42	85,639

			1,588,756

Federal National Mortgage Association – 0.0%
71,057	7.500	10/01/37	75,992

Government National Mortgage Association – 8.3%
737	6.500	01/15/32	750
1,939	6.500	02/15/32	1,990
1,464	6.500	08/15/34	1,527
6,852	6.500	05/15/35	7,252
1,174	6.500	06/15/35	1,246
5,298	6.500	07/15/35	5,608
2,029	6.500	08/15/35	2,149
4,003	6.500	09/15/35	4,247
6,863	6.500	11/15/35	7,281
2,303	6.500	12/15/35	2,432
8,773	6.500	01/15/36	9,296
13,691	6.500	02/15/36	14,533
7,594	6.500	03/15/36	8,036
24,525	6.500	04/15/36	25,901
26,212	6.500	05/15/36	27,688
24,122	6.500	06/15/36	25,490
84,200	6.500	07/15/36	89,025
85,308	6.500	08/15/36	90,093
178,634	6.500	09/15/36	189,088
69,964	6.500	10/15/36	73,919
98,666	6.500	11/15/36	104,457
31,342	6.500	12/15/36	33,114
13,985	6.500	01/15/37	14,783
11,742	6.500	02/15/37	12,407
7,134	6.500	03/15/37	7,582
10,535	6.500	04/15/37	11,116
4,078	6.500	05/15/37	4,276
17,125	6.500	09/15/37	18,099
13,505	6.500	10/15/37	14,391
10,514	6.500	11/15/37	11,096
7,484	6.500	05/15/38	7,880
27,541	6.000	11/15/38	28,646
1,687	6.500	01/15/39	1,759
2,937	6.500	02/15/39	3,101
1,718,241	4.500	08/20/47	1,693,777
36,694	4.500	02/20/48	36,171
90,878	4.500	05/20/48	89,470
465,604	4.500	09/20/48	458,102
3,332,286	5.000	09/20/48	3,365,405
2,606	5.000	11/20/48	2,630

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$1,264,330	4.500%	12/20/48	$1,243,563
2,888,616	5.000	12/20/48	2,913,716
257,324	4.500	01/20/49	253,097
1,479,528	5.000	01/20/49	1,491,459
21,298	5.000	03/20/49	21,483
769,563	4.000	04/20/49	732,057
9,319	5.000	05/20/49	9,406
335,024	5.000	06/20/49	337,936
52,103	5.000	11/20/49	52,702
560,715	5.000	12/20/49	564,970
152,704	5.000	07/20/50	154,527
419,899	4.000	01/20/51	399,040
368,850	2.500	09/20/51	316,984
727,185	2.500	10/20/51	626,977
3,284,902	3.000	11/20/51	2,932,430
454,396	2.500	11/20/51	391,211
4,671,760	3.000	12/20/51	4,170,478
981,314	2.500	12/20/51	846,213
2,230,520	4.500	09/20/52	2,178,600
2,678,273	4.500	10/20/52	2,608,488
10,000,000	2.500	TBA-30yr(c)	8,584,978
4,000,000	5.500	TBA-30yr(c)	4,022,120

			41,358,248

Uniform Mortgage-Backed Security – 31.0%
114,867	4.500	11/01/36	114,327
31,883	4.500	02/01/39	31,821
47,522	4.500	04/01/39	47,448
2,532	4.500	08/01/39	2,522
109,931	4.500	08/01/41	109,387
56,545	4.500	10/01/41	56,279
2,552,483	4.000	08/01/45	2,466,981
254,173	4.500	06/01/48	248,370
1,757,395	4.500	07/01/48	1,717,135
471,555	4.500	08/01/48	460,496
113,462	4.500	09/01/48	110,872
2,024,952	4.500	10/01/48	1,981,754
929,975	4.500	01/01/49	907,581
1,304,675	4.000	01/01/49	1,248,071
218,689	4.500	03/01/49	213,424
131,968	5.000	07/01/49	132,843
332,316	4.000	03/01/50	316,860
384,683	4.500	05/01/50	375,820
2,462,600	2.000	10/01/50	2,005,945
2,460,621	2.000	11/01/50	2,003,473
9,469,494	2.500	02/01/51	8,052,549
12,751,002	2.000	05/01/51	10,355,295
10,720,697	4.500	06/01/52	10,420,194
2,837,825	5.500	09/01/52	2,893,480
2,728,082	6.000	11/01/52	2,829,668
1,346,817	6.000	12/01/52	1,395,074
646,527	6.000	01/01/53	667,784
1,459,355	5.500	04/01/53	1,484,328
4,322,021	5.500	07/01/53	4,362,420
675,497	6.500	12/01/53	710,004

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$4,550,818	6.500%	06/01/54	$4,789,339
1,904,502	6.000	12/01/54	1,955,927
6,446,918	5.500	01/01/55	6,483,889
32,000,000	5.000	TBA-30yr(c)	31,541,251
38,000,000	5.500	TBA-30yr(c)	38,188,594
8,000,000	6.500	TBA-30yr(c)	8,273,750
6,000,000	6.000	TBA-30yr(c)	6,113,906

			155,068,861

TOTAL FEDERAL AGENCIES			$201,384,145

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $237,992,830)			$232,878,670

Agency Debentures – 3.9%

Sovereign – 3.9%
Federal Home Loan Banks
$10,080,000	3.500%	06/11/32	$9,688,392
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.225%)
9,703,000	3.855 (b)	11/03/28	9,707,658

TOTAL AGENCY DEBENTURES (Cost $19,936,370)			$19,396,050

U.S. Treasury Obligations – 58.6%

U.S. Treasury Bonds
$410,000	3.375%	05/15/44	$335,047
59,500	4.000	11/15/52	51,124
1,510,000	4.750	11/15/53	1,468,239
U.S. Treasury Inflation-Indexed Bonds
3,366,423	1.500	02/15/53	2,579,258
U.S. Treasury Notes
9,030,600	3.625	05/15/26	9,028,836
38,860,000	0.750	05/31/26	38,662,664
22,170,000	0.875	06/30/26	22,012,385
52,930,000	0.625	07/31/26	52,386,227
4,200,000	1.375	08/31/26	4,158,820
28,970,000	4.250	03/15/27	29,109,192
12,630,000	2.250	11/15/27	12,316,717
4,280,000	3.875	11/30/27	4,282,508
11,010,000	1.125	02/29/28	10,466,811
1,670,000	1.250	03/31/28	1,588,196
11,090,000	1.250	04/30/28	10,525,103
5,680,000	1.250	05/31/28	5,379,581
19,730,000	4.375	08/31/28	19,978,166
2,210,000	1.750	01/31/29	2,087,414
5,630,000	2.625	02/15/29	5,447,025
4,240,000	4.250	02/28/29	4,288,694
4,910,000	3.500	04/30/30	4,835,583
4,300,000	3.875	04/30/30	4,295,633
10,070,000	0.625	05/15/30	8,819,117

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

	U.S. Treasury Obligations – (continued)
$2,700,000	3.750%		05/31/30	$2,683,758
3,950,000	3.750		06/30/30	3,924,387
8,925,200	0.625		08/15/30	7,749,584
2,550,000	3.875		03/31/31	2,541,832
4,240,000	4.625	(d)	04/30/31	4,365,875
5,100,000	1.250		08/15/31	4,425,844
4,410,000	4.000		04/30/32	4,394,152
3,130,000	4.250		03/31/33	3,151,519
1,690,000	4.375		05/15/34	1,707,692
4,360,000	4.250		11/15/34	4,358,637

TOTAL U.S. TREASURY OBLIGATIONS (Cost $294,520,630)				$293,405,620

Shares	Dividend Rate			Value

Investment Company(e) – 8.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
42,515,853	3.553%			$42,515,853
(Cost $42,515,853)

TOTAL INVESTMENTS – 117.5% (Cost $594,965,683)				$588,196,193

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.5)%				(87,459,402)

NET ASSETS – 100.0%				$500,736,791

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(c)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $96,724,599 which represents approximately 19.3% of net assets as of March 31, 2026.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/21/26	$(8,000,000)	$(7,715,727)
Government National Mortgage Association	3.000	TBA - 30yr	04/21/26	(7,000,000)	(6,242,411)
Government National Mortgage Association	4.000	TBA - 30yr	04/21/26	(1,000,000)	(935,586)
Government National Mortgage Association	5.000	TBA - 30yr	04/21/26	(8,000,000)	(7,916,158)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	04/13/26	(9,000,000)	(7,565,625)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	04/13/26	(17,000,000)	(13,663,085)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	05/13/26	(2,000,000)	(1,883,281)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	05/13/26	(11,000,000)	(10,596,523)

(PROCEEDS RECEIVED: $ (57,315,449))					$(56,518,396)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,577	06/30/26	$327,141,257	$(2,146,317)

Short position contracts:
10 Year U.S. Treasury Notes	(204)	06/18/26	(22,653,562)	165,949
20 Year U.S. Treasury Bonds	(76)	06/18/26	(8,654,500)	139,823
5 Year U.S. Treasury Notes	(495)	06/30/26	(53,548,946)	545,800
Ultra 10-Year U.S. Treasury Notes	(213)	06/18/26	(24,178,828)	513,634
Ultra Long U.S. Treasury Bonds	(34)	06/18/26	(3,963,125)	35,425

Total				$ 1,400,631

TOTAL FUTURES CONTRACTS				$ (745,686)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27	$5,020	$29,109	$1,580	$ 27,529
3.173(b)	12M SOFR(b)	08/31/27	1,660	7,838	(190)	8,028
3.175(c)	12M SOFR(c)	03/15/28	14,570	100,725	6,083	94,642
3.298(c)	12M SOFR(c)	08/31/30	11,200	126,769	61,279	65,490
12M SOFR(c)	3.379%(c)	08/31/31	7,190	(81,652)	(18,716)	(62,936)
12M SOFR(c)	3.469(c)	08/31/31	2,580	(18,902)	(5,373)	(13,529)
3.407(c)	12M SOFR(c)	01/31/33	9,360	163,894	1,317	162,577
3.805(c)	12M SOFR(c)	08/31/36	4,000	29,066	(49,673)	78,739
3.828(c)	12M SOFR(c)	08/31/36	1,530	8,213	2	8,211

TOTAL				$365,060	$(3,691)	$368,751

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
ACES	—Alternative Credit Enhancement Securities
CMT	—Constant Maturity Treasury Indexes
MTA	—Monthly Treasury Average
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviation:
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 64.9%

Automotive – 9.9%
American Honda Finance Corp.
$10,000,000	4.550%		07/09/27	$10,006,900
(Secured Overnight Financing Rate + 0.900%)
12,000,000	4.554	(a)	09/01/28	11,999,520
BMW U.S. Capital LLC (b)
5,460,000	4.150		08/11/27	5,447,224
11,578,000	4.300		03/17/28	11,560,633
(Secured Overnight Financing Rate + 0.920%)
12,698,000	4.566	(a)	03/21/28	12,731,015
Daimler Truck Finance North America LLC (b)
4,237,000	3.650		04/07/27	4,205,900
8,923,000	4.300		08/12/27	8,901,495
(Secured Overnight Financing Rate + 0.840%)
17,103,000	4.508	(a)	01/13/28	17,097,869
General Motors Financial Co., Inc.
5,000,000	5.000		07/15/27	5,028,400
(Secured Overnight Financing Rate + 1.050%)
4,907,000	4.718	(a)	07/15/27	4,910,288
(Secured Overnight Financing Rate + 1.170%)
26,936,000	4.848	(a)	04/04/28	27,041,320
Hyundai Capital America (b)
10,210,000	4.600		04/06/28	10,208,264
(Secured Overnight Financing Rate + 0.890%)
5,000,000	4.559	(a)	01/08/29	4,989,600
(Secured Overnight Financing Rate + 0.920%)
10,477,000	4.590	(a)	01/07/28	10,486,115
(Secured Overnight Financing Rate + 1.070%)
8,000,000	4.717	(a)	09/18/28	8,033,760
(Secured Overnight Financing Rate + 1.500%)
13,814,000	5.169	(a)	01/08/27	13,896,884
Mercedes-Benz Finance North America LLC (b)
11,253,000	4.650		04/01/27	11,294,974
8,162,000	4.125		03/10/28	8,123,067
Volkswagen Group of America Finance LLC (b)
7,859,000	5.300		03/22/27	7,923,837
6,402,000	4.450		09/11/27	6,385,611

				200,272,676

Banks – 38.6%
ABN AMRO Bank NV (a)(b)(c) (1 yr. CMT + 1.650%)
8,800,000	6.339		09/18/27	8,873,920
Banco Bilbao Vizcaya Argentaria SA (a) (Secured Overnight Financing Rate + 0.880%)
13,400,000	4.535		03/03/29	13,378,158
Banco Santander SA
24,200,000	4.250		04/11/27	24,168,298
8,000,000	5.294		08/18/27	8,078,720
(1 yr. CMT + 0.900%)
719,000	1.722	(a)(c)	09/14/27	709,732
(Secured Overnight Financing Rate + 1.120%)
7,000,000	4.788	(a)(c)	07/15/28	7,028,910
Bank of America Corp. (a)(c) (3 mo. USD Term SOFR + 1.322%)
8,174,000	3.559		04/23/27	8,169,423

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 0.960%)
$14,152,000	1.734%		07/22/27	$14,034,114
Bank of Montreal (a) (Secured Overnight Financing Rate + 0.750%)
9,000,000	4.396	(c)	09/22/28	8,998,020
(Secured Overnight Financing Rate + 0.880%)
5,018,000	4.530	(c)	09/10/27	5,027,484
(Secured Overnight Financing Rate + 1.160%)
7,755,000	4.809		12/11/26	7,795,403
Bank of Nova Scotia (a) (Secured Overnight Financing Rate + 0.800%)
4,304,000	4.460		08/15/27	4,302,451
Banque Federative du Credit Mutuel SA (b)
4,191,000	4.753		07/13/27	4,208,812
(Secured Overnight Financing Rate + 1.070%)
5,529,000	4.730	(a)	02/16/28	5,555,484
(Secured Overnight Financing Rate + 1.130%)
9,494,000	4.796	(a)	01/23/27	9,538,337
(Secured Overnight Financing Rate + 1.400%)
5,345,000	5.068	(a)	07/13/26	5,359,645
Barclays PLC (a)(c) (1 yr. CMT + 1.050%)
12,075,000	2.279		11/24/27	11,893,996
(Secured Overnight Financing Rate + 1.880%)
8,816,000	6.496		09/13/27	8,887,498
BNP Paribas SA (b)
6,034,000	3.500		11/16/27	5,942,645
Canadian Imperial Bank of Commerce
7,562,000	5.237		06/28/27	7,651,458
(Secured Overnight Financing Rate + 0.930%)
8,110,000	4.579	(a)(c)	09/11/27	8,116,975
(Secured Overnight Financing Rate + 1.220%)
10,651,000	4.900	(a)	10/02/26	10,691,900
Citibank NA (c)
5,956,000	4.929		08/06/26	5,966,066
Citigroup, Inc. (a)(c) (Secured Overnight Financing Rate + 1.143%)
16,173,000	4.803		05/07/28	16,236,722
(Secured Overnight Financing Rate + 1.280%)
5,340,000	3.070		02/24/28	5,275,279
Cooperatieve Rabobank UA (a)(b)(c) (1 yr. CMT + 0.730%)
6,120,000	1.980		12/15/27	6,018,163
Credit Agricole SA (b)
15,478,000	5.589		07/05/26	15,530,161
(Secured Overnight Financing Rate + 0.870%)
7,250,000	4.519	(a)	03/11/27	7,270,010
Deutsche Bank AG (a)(c) (Secured Overnight Financing Rate + 1.219%)
8,673,000	2.311		11/16/27	8,554,006
16,977,000	4.879		11/16/27	17,013,670
(Secured Overnight Financing Rate + 1.318%)
6,097,000	2.552		01/07/28	6,003,960
Federation des Caisses Desjardins du Quebec (a)(b) (Secured Overnight Financing Rate + 0.630%)
5,600,000	4.296		01/27/27	5,605,308

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Fifth Third Bank NA (a)(c) (Secured Overnight Financing Rate + 0.810%)
$12,967,000	4.967%	01/28/28	$13,013,033
HSBC Holdings PLC (a)(c) (Secured Overnight Financing Rate + 1.290%)
7,000,000	1.589	05/24/27	6,965,000
(Secured Overnight Financing Rate + 1.570%)
8,228,000	5.887	08/14/27	8,268,235
HSBC USA, Inc. (a) (Secured Overnight Financing Rate + 0.960%)
18,660,000	4.612	03/04/27	18,730,348
ING Groep NV (a)(c) (Secured Overnight Financing Rate + 1.560%)
8,956,000	6.083	09/11/27	9,010,721
JPMorgan Chase & Co. (a)(c) (Secured Overnight Financing Rate + 0.885%)
21,950,000	1.578	04/22/27	21,914,221
(Secured Overnight Financing Rate + 1.190%)
9,195,000	5.040	01/23/28	9,239,596
(Secured Overnight Financing Rate + 1.330%)
12,500,000	6.070	10/22/27	12,610,500
Lloyds Banking Group PLC (a)(c) (Secured Overnight Financing Rate + 1.580%)
7,530,000	5.265	01/05/28	7,584,818
Macquarie Bank Ltd. (a)(b) (Secured Overnight Financing Rate + 0.920%)
6,871,000	4.600	07/02/27	6,905,973
(Secured Overnight Financing Rate + 1.200%)
6,000,000	4.849	12/07/26	6,030,240
(Secured Overnight Financing Rate + 1.240%)
4,867,000	4.888	06/15/26	4,873,376
Mitsubishi UFJ Financial Group, Inc. (a)(c) (1 yr. CMT + 0.750%)
19,671,000	1.538	07/20/27	19,495,535
Mizuho Financial Group, Inc. (a)(c) (1 yr. CMT + 0.670%)
5,000,000	1.234	05/22/27	4,976,450
Morgan Stanley (a)(c) (Secured Overnight Financing Rate + 0.858%)
6,822,000	1.512	07/20/27	6,759,238
(Secured Overnight Financing Rate + 0.879%)
8,542,000	1.593	05/04/27	8,518,424
Morgan Stanley Bank NA (a)(c) (Secured Overnight Financing Rate + 0.900%)
6,014,000	4.568	01/12/29	6,022,359
Morgan Stanley Private Bank NA (a)(c) (Secured Overnight Financing Rate + 0.780%)
24,057,000	4.440	11/17/28	24,002,391
National Bank of Canada (a)(c) (Secured Overnight Financing Rate + 0.770%)
9,673,000	4.437	01/20/29	9,672,323
NatWest Markets PLC (a)(b) (Secured Overnight Financing Rate + 0.800%)
21,044,000	4.461	11/06/28	21,069,253
(Secured Overnight Financing Rate + 0.900%)
14,800,000	4.560	05/17/27	14,855,500
(Secured Overnight Financing Rate + 0.950%)
6,000,000	4.596	03/21/28	6,016,260

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.730%)
$12,907,000	6.615%		10/20/27	$13,054,656
Royal Bank of Canada (a)(c) (Secured Overnight Financing Rate + 0.720%)
4,388,000	4.387		10/18/27	4,389,931
Santander U.K. Group Holdings PLC (a)(c) (Secured Overnight Financing Rate + 0.989%)
4,136,000	1.673		06/14/27	4,110,191
(Secured Overnight Financing Rate + 1.220%)
6,106,000	2.469		01/11/28	6,004,518
Skandinaviska Enskilda Banken AB (a)(b) (Secured Overnight Financing Rate + 0.890%)
8,253,000	4.541		03/05/27	8,281,225
Societe Generale SA (b)
30,140,000	5.250		02/19/27	30,322,648
(Secured Overnight Financing Rate + 1.100%)
10,746,000	4.758	(a)	02/19/27	10,779,313
Standard Chartered Bank (a) (Secured Overnight Financing Rate + 0.650%)
5,633,000	4.319		10/08/26	5,638,295
Sumitomo Mitsui Financial Group, Inc.
14,272,000	5.880		07/13/26	14,336,795
7,434,000	2.632		07/14/26	7,399,581
(Secured Overnight Financing Rate + 0.760%)
9,037,000	4.428	(a)	01/15/29	9,002,930
Sumitomo Mitsui Trust Bank Ltd. (b)
9,999,000	5.200		03/07/27	10,080,792
(Secured Overnight Financing Rate + 0.980%)
13,000,000	4.631	(a)	09/10/27	13,077,870
Toronto-Dominion Bank
11,839,000	3.913		01/13/28	11,757,074
(Secured Overnight Financing Rate + 0.820%)
7,942,000	4.484	(a)	01/31/28	7,962,014
(Secured Overnight Financing Rate + 1.080%)
8,259,000	4.747	(a)	07/17/26	8,276,344
Truist Bank (a)(c) (Secured Overnight Financing Rate + 0.590%)
10,004,000	4.671		05/20/27	10,003,200
(Secured Overnight Financing Rate + 0.770%)
4,162,000	4.436		07/24/28	4,160,460
UBS Group AG (b)(c)
17,225,000	4.282		01/09/28	17,158,511
(1 yr. CMT + 0.850%)
10,837,000	1.494	(a)	08/10/27	10,720,069
(1 yr. CMT + 1.600%)
6,456,000	6.327	(a)	12/22/27	6,542,317
UniCredit SpA (b)
13,488,000	4.625		04/12/27	13,503,916
(1 yr. CMT + 1.200%)
23,243,000	1.982	(a)(c)	06/03/27	23,132,828

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Wells Fargo Bank NA (a)(c) (Secured Overnight Financing Rate + 1.060%)
$5,115,000	4.721%		08/07/26	$5,124,514

				783,238,514

Biotechnology(c) – 0.5%
Bio-Rad Laboratories, Inc.
9,457,000	3.300		03/15/27	9,343,705

Chemicals – 0.4%
Nutrien Ltd.
7,968,000	4.500		03/12/27	7,981,386

Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (c)
10,000,000	2.450		10/29/26	9,884,200
8,283,000	3.650		07/21/27	8,197,271
10,000,000	4.625		10/15/27	10,013,500
American Express Co. (a)(c) (Secured Overnight Financing Rate + 0.750%)
8,208,000	4.416		04/23/27	8,209,642
Capital One Financial Corp. (a)(c) (Secured Overnight Financing Rate + 0.855%)
13,055,000	1.878		11/02/27	12,839,331
Citigroup Global Markets Holdings, Inc. (a)(c) (Secured Overnight Financing Rate + 0.500%)
5,769,000	4.150		01/06/27	5,768,423
Jefferies Financial Group, Inc.
7,013,000	4.850		01/15/27	7,015,525
17,000,000	4.300	(c)	02/11/27	16,984,870
Lseg U.S. Fin Corp. (b)(c)
9,266,000	4.875		03/28/27	9,307,048
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b)(c)
8,024,000	4.500		03/15/27	8,004,742

				96,224,552

Electrical – 1.1%
ENEL Finance International NV (b)
12,222,000	3.625		05/25/27	12,109,802
Monongahela Power Co. (b)(c)
4,005,000	3.550		05/15/27	3,966,512
NextEra Energy Capital Holdings, Inc. (c)
5,898,000	4.625		07/15/27	5,919,528

				21,995,842

Household Products(b)(c) – 0.3%
Reckitt Benckiser Treasury Services PLC
5,265,000	3.000		06/26/27	5,186,709

Insurance(b) – 4.4%
Corebridge Global Funding (a) (Secured Overnight Financing Rate + 0.860%)
18,500,000	4.508		12/15/28	18,451,900
Equitable Financial Life Global Funding
275,000	4.600		04/01/27	275,377
Jackson National Life Global Funding
4,740,000	3.050		04/29/26	4,735,023

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance(b) – (continued)
$5,706,000	4.900%		01/13/27	$5,727,112
15,477,000	5.550		07/02/27	15,627,901
(Secured Overnight Financing Rate + 0.950%)
17,149,000	4.598	(a)	09/12/28	17,141,969
MassMutual Global Funding II (a) (Secured Overnight Financing Rate + 0.660%)
8,172,000	4.326		01/22/29	8,156,963
Protective Life Global Funding (a) (Secured Overnight Financing Rate + 0.850%)
20,000,000	4.499		09/11/28	20,037,000

				90,153,245

Oil Field Services(b)(c) – 0.5%
Schlumberger Holdings Corp.
9,025,000	5.000		05/29/27	9,090,702

Pharmaceuticals(a) – 0.2%
AbbVie, Inc. (Secured Overnight Financing Rate + 0.480%)
3,126,000	4.132		03/03/28	3,128,751

Pipelines(c) – 0.2%
MPLX LP
5,000,000	4.125		03/01/27	4,986,600

Real Estate Investment Trust(c) – 0.3%
Digital Realty Trust LP
6,984,000	3.700		08/15/27	6,911,017

Semiconductors(c) – 0.2%
Intel Corp.
4,952,000	3.150		05/11/27	4,881,533

Software – 1.8%
Fidelity National Information Services, Inc.
7,466,000	4.450		03/10/28	7,444,199
Oracle Corp. (c)
8,199,000	2.800		04/01/27	8,058,961
Salesforce, Inc. (c)
21,658,000	4.500		03/15/28	21,664,281

				37,167,441

Telecommunication Services(b) – 1.8%
NBN Co. Ltd. (c)
8,677,000	1.450		05/05/26	8,652,791
NTT Finance Corp.
18,310,000	4.567		07/16/27	18,352,113
(Secured Overnight Financing Rate + 1.080%)
9,187,000	4.748	(a)	07/16/28	9,248,737

				36,253,641

TOTAL CORPORATE OBLIGATIONS (Cost $1,315,705,142)				$1,316,816,314

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 2.5%

Automotive – 2.3%
BMW Vehicle Lease Trust Series 2025-1, Class A2A
$5,973,833	4.430%	09/27/27	$5,982,343
BMW Vehicle Owner Trust Series 2023-A, Class A3
2,260,497	5.470	02/25/28	2,270,080
Chase Auto Owner Trust Series 2024-5A, Class A2(b)
9,816	4.400	11/26/27	9,816
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
7,994,492	4.210	10/20/27	7,999,304
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
1,457,225	4.770	03/15/27	1,458,657
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A(b)
7,690,380	4.580	09/15/27	7,706,136
Hyundai Auto Receivables Trust Series 2023-A, Class A3
214,709	4.580	04/15/27	214,740
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A
6,652,545	4.570	04/17/28	6,668,233
Santander Drive Auto Receivables Trust Series 2025-2, Class A2
1,313,234	4.710	06/15/28	1,314,292
SFS Auto Receivables Securitization Trust Series 2025-2A, Class A2(b)
3,189,100	4.520	11/20/28	3,193,303
Toyota Lease Owner Trust Series 2024-A, Class A3(b)
939,607	5.250	04/20/27	940,357
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
2,875,119	4.650	11/22/27	2,878,681
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(b)
3,761,014	4.660	09/15/28	3,767,478
World Omni Auto Receivables Trust Series 2023-B, Class A3
2,612,145	4.660	05/15/28	2,615,980

			47,019,400

Collateralized Loan Obligations(a)(b) – 0.2%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
1,500,000	4.698	10/20/35	1,499,997
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
1,928,572	4.768	10/20/37	1,928,584

			3,428,581

TOTAL ASSET-BACKED SECURITIES (Cost $50,419,561)			$50,447,981

U.S. Treasury Obligations – 3.8%

U.S. Treasury Notes
$6,353,300	2.625%	05/31/27	$6,267,431
13,975,600	3.875	05/31/27	13,984,335
20,000,000	4.375	07/15/27	20,137,500
5,897,600	2.250	08/15/27	5,773,198
32,691,800	3.375	02/29/28	32,437,672

TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,720,315)			$78,600,136

Shares	Dividend Rate			Value

Investment Company(d) – 5.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
117,194,758			3.553%	$117,194,758

(Cost $117,194,758)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 77.0%

(Cost $1,562,039,776)				$1,563,059,189

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 23.3%

Certificates of Deposit – 8.6%
Atlantic Asset Securitization LLC(a)(b) (Secured Overnight Financing Rate + 0.240%)
$3,418,000	3.870%		04/02/26	$3,418,008
Banco Bilbao Vizcaya Argentaria SA
13,000,000	4.000		04/24/26	13,001,455
Banco Santander SA(a) (Secured Overnight Financing Rate + 0.320%)
4,147,000	3.970		08/24/26	4,147,534
(Secured Overnight Financing Rate + 0.400%)
3,364,000	4.030		12/22/26	3,364,502
Bank of America NA
5,139,000	4.140		12/22/26	5,142,645
HSBC Bank PLC(a)(b) (Secured Overnight Financing Rate + 0.380%)
4,693,000	4.010		11/20/26	4,695,394
HSBC USA, Inc.(a)(b) (Secured Overnight Financing Rate + 0.530%)
30,000,000	4.160		06/10/26	29,999,715
Kookmin Bank(a) (Secured Overnight Financing Rate + 0.450%)
17,000,000	4.090		02/08/27	16,997,146
National Bank of Kuwait
11,550,000	4.420		08/19/26	11,556,915
(Secured Overnight Financing Rate + 0.530%)
10,000,000	4.160	(a)(c)	02/23/27	9,999,874
(Secured Overnight Financing Rate + 0.600%)
11,517,000	4.250	(a)(c)	12/11/26	11,527,167
13,195,000	4.230	(a)(c)	01/14/27	13,204,210
Natixis SA(a) (Secured Overnight Financing Rate + 0.400%)
20,000,000	4.050		12/04/26	20,011,458
Nordea Bank Abp(a) (Secured Overnight Financing Rate + 0.400%)
12,592,000	4.030		02/19/27	12,600,430
Paradelle Funding LLC(a) (Secured Overnight Financing Rate + 0.330%)
5,668,000	3.960		09/02/26	5,670,400
Standard Chartered Bank(a)(c) (Secured Overnight Financing Rate + 0.440%)
8,726,000	4.080		10/30/26	8,730,313

				174,067,166

Commercial Paper(e) – 13.2%
Air Lease Corp.(b)
10,000,000	0.000		04/02/26	9,997,702
Alexandria Real Estate Equities, Inc.(b)
7,576,000	0.000		04/06/26	7,571,077

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
$5,000,000	0.000%		04/10/26	$4,994,575
BASF SE(b)
13,000,000	0.000		07/28/26	12,823,399
Bayer Corp.
13,849,000	0.000	(b)	12/08/26	13,446,803
Charles Schwab Corp.(b)
12,923,000	0.000		05/15/26	12,861,939
9,308,000	0.000		05/27/26	9,252,173
5,138,000	0.000		07/08/26	5,083,799
8,590,000	0.000		07/23/26	8,485,382
Constellation Energy Generation LLC(b)
6,114,000	0.000		06/01/26	6,066,497
DNB Bank ASA(b)
9,274,000	0.000		03/25/27	8,910,878
E.ON SE(b)
8,117,000	0.000		05/07/26	8,082,924
Energy Transfer LP(b)
7,000,000	0.000		04/01/26	6,999,222
Lseg U.S. Fin Corp.
10,279,000	0.000		04/20/26	10,256,093
Macquarie Bank Ltd.(b)
7,461,000	0.000		03/31/27	7,161,441
Macquarie Group Ltd.
18,121,000	0.000		05/15/26	18,028,356
9,058,000	0.000		05/22/26	9,004,427
ONEOK, Inc.(b)
10,000,000	0.000		04/07/26	9,992,281
Oracle Corp.(b)
25,662,000	0.000		10/02/26	25,074,589
Paradelle Funding LLC
9,999,000	0.000		12/31/26	9,697,381
Penske Truck Leasing Co. LP
9,038,000	0.000		07/17/26	8,921,031
RWE AG(b)
20,065,000	0.000		06/23/26	19,871,828
Svenska Handelsbanken AB(b)
8,247,000	0.000		03/22/27	7,925,449
Swedbank AB(b)
7,466,000	0.000		03/23/27	7,175,179

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
VW Credit, Inc.(b)
$3,335,000	0.000%	07/01/26	$3,299,375
18,155,000	0.000	09/24/26	17,781,684

			268,765,484

Repurchase Agreement – 1.5%
Wells Fargo Securities LLC
30,000,000	4.620	04/30/26	30,000,000
Maturity Value: $30,008,047
Next Reset Date: 10/03/25

Collateralized by various Corporate Bonds, Medium - Term Notes and Mortgage – Backed Obligations, 1.850% to 8.375%, due 9/16/26 to 1/1/99. The market value of the collateral, including accrued interest, was $34,160,746.

TOTAL SHORT-TERM INVESTMENTS (Cost $472,927,636)			$472,832,650

TOTAL INVESTMENTS – 100.3% (Cost $2,034,967,412)			$2,035,891,839

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(6,526,599)

NET ASSETS – 100.0%			$2,029,365,240

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 126.7%

Collateralized Mortgage Obligations – 7.0%
Interest Only – 0.5%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$77,143	2.313	%(a)(b)	05/15/45	$8,193
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
124,806	4.000	(c)	09/25/50	25,245
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
367,271	2.213	(a)(b)	05/15/46	38,731
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
80,193	2.263	(a)(b)	03/15/44	7,591
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
241,385	2.374	(a)(b)	01/25/48	27,537
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
191,171	2.374	(a)(b)	02/25/48	20,350
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
109,011	2.994	(a)(b)	04/25/37	9,689
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
133,690	2.524	(a)(b)	03/25/38	9,189
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
88,310	2.311	(a)(b)(d)	10/20/43	4,059
Government National Mortgage Association REMICS Series 2015-129, Class IC
164,829	4.500	(c)(d)	09/16/45	30,611
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
405,836	1.871	(a)(b)(d)	07/20/47	37,923
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
863,552	1.911	(a)(b)(d)	01/20/48	83,582
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
351,583	2.411	(a)(b)(d)	05/20/48	40,480
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
483,647	2.411	(a)(b)(d)	09/20/48	56,306
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
131,081	2.261	(a)(b)(d)	01/20/49	14,184
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
196,315	2.261	(a)(b)(d)	01/20/49	21,347
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
127,757	2.311	(a)(b)(d)	06/20/49	14,256
Government National Mortgage Association REMICS Series 2019-151, Class NI
989,102	3.500	(c)(d)	10/20/49	170,621

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
$507,185	2.261	%(a)(b)(d)	02/20/50	$57,905
Government National Mortgage Association REMICS Series 2020-78, Class DI
501,782	4.000	(c)(d)	06/20/50	107,420
Government National Mortgage Association REMICS Series 2020-146, Class IM
940,299	2.500	(c)(d)	10/20/50	138,224
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
441,724	2.261	(a)(b)(d)	08/20/43	44,562
Government National Mortgage Association REMICS Series 2015-111, Class IM
229,315	4.000	(c)(d)	08/20/45	36,706
Government National Mortgage Association REMICS Series 2016-27, Class IA
121,358	4.000	(c)(d)	06/20/45	15,780
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
340,911	2.311	(a)(b)(d)	09/20/49	33,950
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
355,812	2.311	(a)(b)(d)	09/20/49	40,340
Government National Mortgage Association REMICS Series 2019-153, Class EI
851,827	4.000	(c)(d)	12/20/49	181,017
Government National Mortgage Association REMICS Series 2016-138, Class DI
57,015	4.000	(c)(d)	10/20/46	11,039
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
128,541	2.461	(a)(b)(d)	02/20/40	13,304
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
183,719	2.461	(a)(b)(d)	08/20/45	21,424
Government National Mortgage Association REMICS Series 2015-90, Class PI
6,944	3.500	(c)(d)	04/20/45	541
Government National Mortgage Association REMICS Series 2015-83, Class PI
15,481	3.500	(c)(d)	06/20/45	2,099
Government National Mortgage Association REMICS Series 2015-72, Class JI
6,658	3.500	(c)(d)	05/20/45	719
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
85,418	2.411	(a)(b)(d)	01/20/46	9,749

				1,334,673

Regular Floater(b) – 1.8%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
336,289	4.662		02/25/55	335,923

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Regular Floater(b) – (continued)
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
$844,912	4.176%		12/25/57	$823,365
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
634,813	4.662		03/25/55	638,376
Government National Mortgage Association REMICS Series 2017- 182, Class FN (1 mo. USD Term SOFR + 0.414%)
889,132	4.087	(d)	12/16/47	875,572
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
810,334	2.500	(d)	06/20/51	691,247
Government National Mortgage Association REMICS Series 2021- 122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,131,279	3.000	(d)	07/20/51	1,868,222

				5,232,705

Sequential Fixed Rate – 2.5%
Angel Oak Mortgage Trust Series 2025-7, Class A1
315,838	5.509	(d)(e)(f)	06/25/70	316,888
COLT Mortgage Loan Trust Series 2024-4, Class A1
359,788	5.949	(d)(e)(f)	07/25/69	361,793
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
41,018	6.500		06/15/31	41,918
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
25,417	6.500		02/15/36	26,519
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
1,622	6.500	(d)	03/15/28	1,648
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
246,305	4.000	(d)(f)	12/15/50	234,031
Federal National Mortgage Association REMICS Series 2011-99, Class DB
250,622	5.000		10/25/41	251,731
Federal National Mortgage Association REMICS Series 2012-111, Class B
40,033	7.000		10/25/42	42,635
Federal National Mortgage Association REMICS Series 2012-153, Class B
167,303	7.000		07/25/42	179,706
Federal National Mortgage Association REMICS Series 2011-52, Class GB
266,969	5.000		06/25/41	268,059
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
26,314	8.500		06/25/30	27,729
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,357,910	3.000		04/25/44	1,241,016
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
228,210	5.500		07/25/35	234,801
Government National Mortgage Association REMICS Series 2021- 135, Class A
2,884,711	2.000	(d)	08/20/51	2,375,800

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
$334,774	4.879	%(d)(e)(f)	05/25/66	$333,329
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
540,964	5.562	(d)(e)(f)	03/25/70	543,197
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1A
326,368	5.016	(d)(e)(f)	09/25/70	324,860
OBX Trust Series 2025-NQM21, Class A1A
332,084	4.989	(d)(e)(f)	10/25/65	330,703
OBX Trust Series 2025-NQM15, Class A1A
324,978	5.143	(d)(e)(f)	07/27/65	324,592

				7,460,955

Sequential Floating Rate(b)(d) – 2.2%
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(e)	04/25/65	143,879
Angel Oak Mortgage Trust Series 2021-7, Class A1
341,306	1.978	(e)	10/25/66	297,769
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
23,191	5.984		07/25/35	22,990
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
23,023	5.312	(e)	01/25/34	23,083
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
69,833	5.212	(e)	10/25/41	70,017
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
6,821	5.562	(e)	04/25/42	6,828
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	6.662	(e)	04/25/42	95,172
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	5.462	(e)	01/25/44	125,540
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	5.612	(e)	03/25/44	150,852
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
307,541	2.447	(a)	05/20/53	18,925
Government National Mortgage Association REMICS Series 2023- 101, Class FH (1 mo. USD Term SOFR + 1.000%)
2,056,224	4.673		07/20/53	2,067,075
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
6,651	4.271		01/19/36	7,564

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b)(d) – (continued)
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
$1,651	4.513%		10/25/34	$1,625
JP Morgan Mortgage Trust Series 2021-6, Class A3
354,492	2.500	(e)	10/25/51	293,896
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
434,133	2.520	(e)	05/25/52	368,011
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
628,699	3.514	(e)	07/25/52	560,877
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
179,605	5.990	(e)	07/25/64	180,485
JP Morgan Mortgage Trust Series 2024-3, Class A4
312,385	3.000	(e)	05/25/54	285,166
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
14,328	4.900		11/25/29	13,763
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
51,589	3.750	(e)	05/28/52	49,681
OBX Trust Series 2021-NQM4, Class A1
369,297	1.957	(e)	10/25/61	315,745
OBX Trust Series 2022-J2, Class A1
185,352	3.500	(e)	08/25/52	166,998
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	(e)	06/25/57	981,855
Towd Point Mortgage Trust Series 2016-4, Class M1
20,107	3.250	(e)	07/25/56	19,997
Verus Securitization Trust Series 2021-8, Class A1
162,338	2.824	(e)	11/25/66	147,869
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
21,552	3.500	(e)	07/25/49	19,495

				6,435,157

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				20,463,490

Commercial Mortgage-Backed Securities – 6.1%
Regular Floater(b)(e) – 0.1%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$450,000	5.165%		11/15/41 $	450,056

Sequential Fixed Rate – 1.1%
Bank Series 2020-BN29, Class A4
600,000	1.997	(d)	11/15/53	528,172
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(d)	12/15/56	320,417
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(d)(e)	09/15/50	284,865
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338	(e)	08/10/44	390,997
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	359,147
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(e)	11/13/41	457,591

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$500,000	2.626	%(d)	04/15/54	$450,513
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
300,000	5.673	(d)	05/15/58	309,981

				3,101,683

Sequential Floating Rate – 4.9%
Bank Series 2021-BN37, Class A5
200,000	2.618	(b)(d)	11/15/64	178,052
Bank Series 2021-BN31, Class AS
250,000	2.211	(b)(d)	02/15/54	214,193
Bank Series 2025-BNK51, Class B
400,000	5.895	(b)(d)	12/25/67	403,459
Bank5 Series 2025-5YR17, Class C
300,000	5.894	(b)(d)	11/15/58	299,133
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
450,000	4.592	(b)(e)	03/15/37	426,680
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	4.841	(b)(e)	03/15/37	115,625
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002	(b)	01/15/55	445,927
BFLD Commercial Mortgage Trust Series 2025-660F, Class A (1 mo. USD Term SOFR + 1.500%)
400,000	5.173	(b)(e)	11/15/42	397,899
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
400,000	5.823	(b)(e)	11/15/42	398,677
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
350,000	5.573	(b)(e)	06/15/42	349,126
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
192,748	5.015	(b)(e)	03/15/41	192,271
BPR Trust Series 2024-PMDW, Class A
150,000	5.358	(b)(e)	11/05/41	151,820
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
525,000	5.011	(b)(e)	06/15/44	534,004
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
137,539	5.064	(b)(e)	03/15/41	137,547
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.050	(b)(e)	11/13/46	198,304
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
350,000	5.073	(b)(e)	02/15/43	349,639
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	5.315	(b)(e)	02/15/41	448,336
BX Trust Series 2025-ARIA, Class A
450,000	5.031	(b)(e)	12/13/42	452,479
Durst Commercial Mortgage Trust Series 2025-151, Class A
700,000	4.802	(b)(e)	08/10/42	705,812

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate – (continued)
Durst Commercial Mortgage Trust Series 2025-151, Class B
$600,000	5.210	%(b)(e)	08/10/42	$604,951
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(b)(d)	07/25/32	759,915
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(b)(d)	12/25/30	1,149,112
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
185,028	4.339	(b)(d)	11/25/29	185,028
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(b)(d)	12/25/32	771,742
GWT Trust Series 2024-WLF2, Class A (1 mo. USD Term SOFR + 1.691%)
600,000	5.364	(b)(e)	05/15/41	599,867
IRV Trust Series 2025-200P, Class A
600,000	5.295	(b)(d)(e)	03/14/47	605,054
IRV Trust Series 2025-200P, Class C
250,000	5.730	(b)(d)(e)	03/14/47	247,872
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
305,265	5.029	(b)(e)	04/15/37	299,944
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
125,000	5.797	(b)(e)	10/05/39	126,145
MAD Commercial Mortgage Trust Series 2025-11MD, Class C
150,000	5.255	(b)(e)	10/15/42	150,163
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
300,000	5.365	(b)(e)	02/15/42	298,469
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
750,000	5.416	(b)(e)	10/15/40	750,064
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	256,814
SCG Trust Series 2025-SNIP, Class A (1 mo. USD Term SOFR + 1.500%)
375,000	5.173	(b)(e)	09/15/42	374,206
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.360	(b)(e)	07/15/35	275,718
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class A
350,000	4.833	(b)(e)	03/10/41	346,233
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
200,000	4.993	(b)(e)	07/15/40	203,455

				14,403,735

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$17,955,474

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Agencies – 113.6%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,187	6.500%	04/01/33	$3,266
49,934	6.298	09/01/33	51,291
2,540	6.360	09/01/33	2,611
2,963	5.893	11/01/34	3,054
2,393	5.875	02/01/35	2,467
7,376	6.289	06/01/35	7,586
(1 yr. CMT + 2.107%)(b)
1,950	6.106	10/01/34	2,007

			72,282

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
549	4.130	07/01/27	545
(1 yr. MTA + 1.150%)(b)
571	5.064	11/01/27	565
582	5.064	01/01/38	581
(1 yr. MTA + 1.125%)(b)
3,770	5.039	06/01/32	3,764
(11th District Cost of Funds - Consumer + 1.250%)(b)
3,555	4.121	08/01/32	3,485
(RFUCC 1 yr. Treasury + 1.670%)(b)
10,256	6.045	11/01/32	10,541
2,679	6.211	11/01/34	2,763
(RFUCC 6 mo. Treasury + 1.413%)(b)
151,443	5.663	05/01/33	154,665
(11th District Cost of Funds - Consumer + 1.328%)(b)
2,761	4.199	05/01/33	2,706
(1 yr. CMT + 2.160%)(b)
2,015	6.213	06/01/33	2,067
(1 yr. CMT + 2.261%)(b)
18,998	6.261	06/01/33	19,526
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,080	5.711	06/01/33	1,102
(1 yr. CMT + 2.012%)(b)
416	5.842	07/01/33	426
(11th District Cost of Funds - Consumer + 1.254%)(b)
14,330	4.083	08/01/33	14,078
(RFUCC 1 yr. Treasury + 1.655%)(b)
60,801	6.184	10/01/33	62,691
(RFUCC 1 yr. Treasury + 1.636%)(b)
8,307	6.032	12/01/33	8,530
(1 yr. CMT + 2.299%)(b)
225	6.298	04/01/34	232
(1 yr. CMT + 2.191%)(b)
57,118	5.835	02/01/35	58,940
(RFUCC 1 yr. Treasury + 1.617%)(b)
6,200	5.780	03/01/35	6,374
(RFUCC 1 yr. Treasury + 1.810%)(b)
3,247	6.662	04/01/35	3,358
(RFUCC 1 yr. Treasury + 2.475%)(b)
2,162	6.725	05/01/35	2,261
(RFUCC 1 yr. Treasury + 1.389%)(b)
61,411	6.139	09/01/35	63,033

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association – (continued)
(11th District Cost of Funds - Consumer + 1.217%)(b)
$1,329	4.596%	12/01/37	$1,319
(1 yr. MTA + 1.175%)(b)
1,927	5.089	11/01/40	1,925

			425,477

Adjustable Rate Government National Mortgage Association – 0.1%
(1 yr. CMT + 1.500%)(b)
12	5.375	07/20/26	13
2,574	5.625	01/20/27	2,572
756	5.625	02/20/27	756
9,957	5.625	04/20/27	9,972
919	5.625	05/20/27	921
1,978	5.625	06/20/27	1,981
825	5.125	11/20/27	827
2,482	5.125	12/20/27	2,488
6,406	5.625	01/20/28	6,416
2,407	5.625	02/20/28	2,412
2,393	5.625	03/20/28	2,398
20,160	5.375	07/20/29	20,309
5,587	5.375	08/20/29	5,631
1,921	5.375	09/20/29	1,935
9,075	5.125	10/20/29	9,137
14,385	5.125	11/20/29	14,488
2,103	5.125	12/20/29	2,118
4,134	5.625	01/20/30	4,160
1,142	5.625	02/20/30	1,149
7,354	5.625	03/20/30	7,402
11,550	5.625	04/20/30	11,653
33,714	5.625	05/20/30	34,020
2,814	5.625	06/20/30	2,840
31,187	5.375	07/20/30	31,488
5,693	5.375	09/20/30	5,750
9,700	5.125	10/20/30	9,788
16,052	5.625	03/20/32	16,214

			208,838

Federal Home Loan Mortgage Corp. – 3.2%
5,380	6.500	07/01/28	5,399
30,065	4.500	03/01/29	30,179
3,748	5.000	08/01/33	3,818
619	5.000	09/01/33	631
21,140	5.000	10/01/33	21,530
888	5.000	11/01/34	905
37,128	5.000	12/01/34	37,808
3,220	5.000	07/01/35	3,279
404	4.500	08/01/35	406
1,114	4.500	09/01/35	1,119
524	4.500	10/01/35	527
1	5.000	11/01/35	1
28,306	5.000	12/01/35	28,761
9,571	5.000	02/01/37	9,746
7,659	4.500	01/01/38	7,698
683	5.000	03/01/38	696
344	4.500	06/01/38	346

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$13,777	4.500%	09/01/38	$13,801
79	4.500	01/01/39	79
7,008	4.500	02/01/39	7,003
2,714	4.500	03/01/39	2,713
619	4.500	04/01/39	619
19,359	4.500	05/01/39	19,354
49,662	5.000	05/01/39	50,506
59,890	4.500	06/01/39	59,872
114,623	5.000	07/01/39	116,548
2,132	4.500	07/01/39	2,131
1,421	4.500	08/01/39	1,420
3,433	4.500	09/01/39	3,432
729	4.500	10/01/39	729
498	4.500	11/01/39	497
797	4.500	12/01/39	796
2,247	4.500	01/01/40	2,246
1,375	4.500	04/01/40	1,374
2,283	4.500	05/01/40	2,280
3,027	4.500	06/01/40	3,025
9,891	4.000	06/01/40	9,668
708	4.500	07/01/40	708
200	4.500	08/01/40	200
2,714	5.000	08/01/40	2,761
501	4.500	11/01/40	501
65,001	4.000	02/01/41	63,573
11,940	4.500	02/01/41	11,898
2,679	4.500	03/01/41	2,670
3,586	4.500	04/01/41	3,574
4,809	4.500	05/01/41	4,793
8,581	4.500	06/01/41	8,550
2,615	5.000	06/01/41	2,659
59,915	5.000	07/01/41	61,007
26,351	4.500	08/01/41	26,260
26,045	4.500	09/01/41	26,025
20,566	4.000	10/01/41	20,069
6,344	4.000	11/01/41	6,177
1,688	4.500	12/01/41	1,683
23,447	4.500	03/01/42	23,366
192,104	4.000	03/01/42	187,127
11,759	3.000	05/01/42	10,845
141,829	3.500	06/01/42	134,593
236,954	4.500	06/01/42	236,191
42,549	3.000	08/01/42	39,335
29,964	3.500	08/01/42	28,310
98,153	3.500	10/01/42	92,640
19,013	3.000	10/01/42	17,526
53,130	3.500	11/01/42	50,192
252,368	3.000	11/01/42	233,518
434,177	3.000	12/01/42	401,810
772,160	3.000	01/01/43	716,375
101,210	3.000	02/01/43	93,059
353,299	4.000	08/01/43	344,899
162,223	4.000	01/01/44	158,119
210,444	3.500	02/01/44	199,539
211,726	3.500	06/01/44	200,318

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. – (continued)
$3,126	4.000%	11/01/44	$3,028
24,281	3.500	02/01/45	22,842
46,044	3.500	03/01/45	43,269
5,734	3.500	08/01/45	5,365
7,922	3.500	09/01/45	7,428
13,627	3.500	11/01/45	12,742
115,087	3.500	03/01/46	107,714
188,681	3.500	05/01/46	176,373
209,999	3.500	06/01/46	195,907
98,896	3.500	07/01/46	92,259
17,057	3.500	10/01/46	15,907
14,678	3.500	12/01/46	13,689
5,170,166	3.000	05/01/47	4,668,962
150,137	3.500	12/01/47	140,438

			9,367,735

Federal National Mortgage Association – 2.6%
543	6.500	11/01/28	546
15,014	7.000	07/01/31	15,940
422	7.000	08/01/31	448
112,242	5.500	07/01/33	115,251
41,033	3.500	07/01/42	38,650
37,335	3.500	08/01/42	35,227
24,209	3.500	09/01/42	22,848
3,207	3.500	10/01/42	3,025
6,198	3.500	11/01/42	5,847
3,473	3.500	01/01/43	3,272
79,242	3.500	02/01/43	74,677
6,147	3.500	05/01/43	5,798
364,014	3.500	07/01/43	342,251
178,803	3.500	01/01/44	168,407
5,140	3.500	12/01/44	4,792
163,675	4.000	03/01/45	157,921
69,187	4.000	04/01/45	66,756
869,546	4.500	06/01/51	857,669
2,129,939	4.000	07/01/56	2,012,141
1,392,573	4.000	02/01/57	1,313,150
1,466,049	5.500	10/01/55	1,483,691
987,450	5.500	11/01/55	998,056

			7,726,363

Government National Mortgage Association – 25.8%
731	7.000	12/15/27	731
1,741	6.500	08/15/28	1,750
10,576	6.000	01/15/29	10,694
23,074	7.000	10/15/29	23,472
109	6.500	01/15/32	111
288	6.500	02/15/32	296
6,778	5.500	11/15/32	6,925
177,239	5.500	12/15/32	182,163
2,918	5.500	01/15/33	2,958
13,781	5.500	02/15/33	14,125
12,427	5.500	03/15/33	12,709
84,592	5.500	04/15/33	86,772
14,601	5.500	07/15/33	14,938

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$6,841	5.500%	08/15/33	$6,977
2,577	5.500	09/15/33	2,619
2,402	5.000	11/15/33	2,438
7,195	5.500	04/15/34	7,325
5,383	5.500	05/15/34	5,473
79,339	5.500	06/15/34	81,595
228	6.500	08/15/34	237
59,466	5.500	09/15/34	61,213
58,992	5.500	12/15/34	60,658
43,614	5.500	01/15/35	44,942
422	6.500	02/15/36	448
910	6.500	03/15/36	962
1,509	6.500	04/15/36	1,588
3,535	6.500	05/15/36	3,734
1,849	6.500	06/15/36	1,956
11,094	6.500	07/15/36	11,736
11,246	6.500	08/15/36	11,887
23,515	6.500	09/15/36	24,888
10,466	6.500	10/15/36	11,059
15,875	6.500	11/15/36	16,807
5,040	6.500	12/15/36	5,325
2,246	6.500	01/15/37	2,375
1,143	6.500	03/15/37	1,214
1,697	6.500	04/15/37	1,791
657	6.500	05/15/37	689
2,759	6.500	09/15/37	2,916
2,176	6.500	10/15/37	2,318
1,691	6.500	11/15/37	1,784
17,961	5.000	03/15/38	18,282
1,199	6.500	05/15/38	1,262
470	6.500	02/15/39	497
96,391	5.000	01/20/40	97,448
97,588	4.500	05/15/40	97,171
83,707	5.000	07/15/40	85,278
1,980	4.000	02/20/41	1,917
3,176	4.000	11/20/41	3,070
536	4.000	01/20/42	518
1,731	4.000	04/20/42	1,672
108,557	3.500	09/15/42	102,727
1,080	4.000	10/20/42	1,042
117,787	4.000	08/20/43	113,473
1,536	4.000	03/20/44	1,478
1,881	4.000	05/20/44	1,810
131,343	4.000	11/20/44	126,157
122,127	3.500	02/15/45	113,644
21,643	4.000	05/20/45	20,772
589,601	4.000	06/20/45	565,788
15,744	4.000	07/20/45	15,100
27,676	4.000	10/20/45	26,526
216,799	4.000	01/20/46	207,734
343,350	4.500	03/20/46	340,318
707,333	4.500	02/20/47	700,149
142,904	4.500	03/20/47	141,048
790,711	4.500	05/20/47	779,948
136,744	4.500	06/20/47	134,883

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Government National Mortgage Association – (continued)
$40,058	4.500%	07/20/47	$39,512
384,927	4.500	08/20/47	379,446
86,776	4.500	02/20/48	85,540
46,207	5.000	08/20/48	46,667
428,436	4.500	09/20/48	421,532
1,213,514	5.000	11/20/48	1,224,816
510,053	4.500	12/20/48	501,676
753,576	5.000	12/20/48	760,124
75,080	4.500	01/20/49	73,846
464,485	5.000	01/20/49	468,231
592,121	4.000	02/20/49	563,817
242,057	4.500	02/20/49	238,006
357,363	4.500	03/20/49	351,494
289,524	5.000	03/20/49	292,039
251,625	4.500	10/20/49	247,570
1,565,438	3.000	11/20/49	1,403,683
1,003,406	3.000	02/20/50	899,073
329,280	3.000	03/20/50	294,652
509,992	3.500	12/20/50	475,670
104,892	3.500	01/20/51	97,833
1,468,033	2.000	02/20/51	1,211,340
784,420	3.000	07/20/51	698,781
637,658	2.500	09/20/51	547,749
908,793	2.500	11/20/51	782,422
789,681	3.000	11/20/51	702,234
667,394	3.000	12/20/51	595,783
852,245	2.500	12/20/51	733,007
1,465,026	2.000	02/20/52	1,208,820
2,788,873	2.500	05/20/52	2,398,957
2,158,367	4.500	08/20/52	2,102,796
1,187,084	5.500	09/20/52	1,204,764
2,630,879	4.500	10/20/52	2,562,330
1,360,846	5.000	10/20/52	1,357,171
759,379	3.500	02/20/53	708,274
615,018	5.000	08/20/55	609,677
1,675,861	5.000	02/20/56	1,672,093
7,000,000	2.000	TBA-30yr(g)	5,766,851
5,000,000	2.500	TBA-30yr(g)	4,292,489
4,000,000	4.000	TBA-30yr(g)	3,742,344
5,000,000	3.500	TBA-30yr(g)	4,560,937
10,000,000	5.500	TBA-30yr(g)	10,055,301
11,000,000	5.000	TBA-30yr(g)	10,862,372
3,000,000	6.000	TBA-30yr(g)	3,049,453
1,000,000	6.500	TBA-30yr(g)	1,036,016

			75,761,498

Government National Mortgage Association (GNMA) – 0.9%
2,898,253	3.000	03/20/52	2,587,561

Uniform Mortgage-Backed Security – 80.9%
493,751	1.500	07/01/35	449,640
115,573	1.500	08/01/35	105,248
795,210	1.500	09/01/35	723,891
1,189,628	1.500	10/01/35	1,082,524
548,034	1.500	11/01/35	498,503

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$605,389	1.500%	12/01/35	$550,464
317,665	1.500	02/01/36	288,822
72,298	4.500	07/01/36	71,958
610,567	1.500	10/01/36	552,790
3,056	4.500	12/01/36	3,041
59,980	4.500	02/01/39	59,887
1,976	4.500	03/01/39	1,969
570	4.500	04/01/39	570
2,784	4.500	05/01/39	2,775
1,243	4.500	07/01/39	1,238
2,277	4.000	08/01/39	2,223
2,815	4.500	09/01/39	2,811
4,552	4.500	10/01/39	4,545
91,378	4.500	12/01/39	91,132
11,164	4.500	02/01/40	11,123
2,163	4.500	03/01/40	2,160
26,573	4.500	04/01/40	26,520
11,583	4.500	06/01/40	11,537
57,505	4.500	09/01/40	57,388
2,651	4.500	12/01/40	2,646
33,066	4.500	01/01/41	33,001
8,757	4.500	04/01/41	8,715
5,595	4.500	05/01/41	5,569
12,688	4.500	06/01/41	12,629
12,390	4.500	07/01/41	12,331
82,866	4.500	08/01/41	82,415
51,375	4.500	09/01/41	51,133
29,970	4.500	10/01/41	29,829
48,196	3.500	10/01/41	45,699
10,090	3.500	11/01/41	9,555
36,269	4.500	11/01/41	36,099
33,689	4.500	12/01/41	33,531
26,258	4.500	01/01/42	26,134
38,878	3.500	01/01/42	36,855
3,923	3.500	02/01/42	3,698
162,912	4.000	03/01/42	158,496
2,194	4.500	03/01/42	2,184
37,650	4.000	04/01/42	36,630
3,877	4.500	04/01/42	3,860
5,340	3.500	05/01/42	5,065
16,791	3.500	06/01/42	15,904
9,897	3.500	09/01/42	9,418
36,168	3.000	09/01/42	33,301
90,652	3.500	10/01/42	85,625
4,551	3.000	11/01/42	4,202
225,200	3.000	12/01/42	207,664
33,185	3.500	12/01/42	31,393
142,578	3.000	01/01/43	132,243
34,618	3.000	02/01/43	32,159
125,099	3.500	02/01/43	118,041
637,775	3.000	03/01/43	589,166
260,780	3.500	03/01/43	246,284
751,469	3.000	04/01/43	693,495
803,110	3.000	05/01/43	740,677
181,333	2.500	05/01/43	162,237

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$76,823	3.500%	05/01/43	$72,638
39,220	3.000	06/01/43	36,091
346,869	3.500	06/01/43	327,652
501,934	3.000	07/01/43	462,295
252,391	3.500	07/01/43	238,003
22,564	3.500	08/01/43	21,212
16,814	3.500	09/01/43	15,846
30,856	3.500	01/01/44	29,128
16,468	3.500	08/01/44	15,488
20,603	3.500	09/01/44	19,425
45,047	3.500	10/01/44	42,491
17,519	5.000	12/01/44	17,763
11,001	3.500	01/01/45	10,301
121,390	4.000	02/01/45	117,041
59,849	3.500	03/01/45	56,141
346,713	4.500	04/01/45	344,321
27,055	3.500	04/01/45	25,296
40,844	4.500	05/01/45	40,435
366,741	3.500	05/01/45	344,870
831,193	4.500	06/01/45	823,387
40,121	3.500	07/01/45	37,469
6,484	3.500	11/01/45	6,046
117,003	3.500	01/01/46	109,275
64,450	4.000	03/01/46	62,036
304,621	3.500	03/01/46	286,179
47,838	3.500	04/01/46	44,887
3,686	4.500	05/01/46	3,627
256,645	3.500	05/01/46	239,773
79,399	4.000	06/01/46	76,157
121,460	4.500	06/01/46	119,522
155,336	3.000	07/01/46	140,152
167,494	4.000	07/01/46	160,654
41,470	4.500	08/01/46	40,808
24,280	4.000	08/01/46	23,289
85,427	3.000	08/01/46	77,076
364,650	3.000	09/01/46	329,004
113,541	3.000	10/01/46	102,442
77,188	4.000	10/01/46	74,035
480,228	3.000	11/01/46	433,239
210,045	3.000	12/01/46	189,512
833,321	3.000	01/01/47	751,861
426,876	4.500	02/01/47	422,867
41,002	3.000	02/01/47	36,994
111,260	3.000	04/01/47	100,338
249,872	3.500	06/01/47	232,498
535,892	4.500	11/01/47	525,593
146,803	4.000	12/01/47	140,847
138,933	4.000	01/01/48	133,209
532,102	4.000	02/01/48	509,754
4,027	4.500	02/01/48	3,939
361,809	4.000	03/01/48	346,337
208,406	4.500	05/01/48	204,799
426,141	4.000	06/01/48	408,318
343,191	3.500	06/01/48	319,330
178,564	4.500	07/01/48	174,376

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$130,410	4.000%	08/01/48	$124,752
629,271	4.500	08/01/48	614,520
266,961	4.500	09/01/48	260,700
5,136	4.500	10/01/48	5,048
1,485,581	5.000	11/01/48	1,497,007
460,011	4.500	11/01/48	451,112
205,573	4.500	12/01/48	200,392
740,555	4.500	01/01/49	722,723
258,483	4.500	02/01/49	252,271
208,066	4.500	03/01/49	202,611
2,798	4.500	05/01/49	2,736
37,788	3.500	07/01/49	35,174
2,259,386	3.000	09/01/49	2,029,492
4,247	4.500	11/01/49	4,152
277,104	4.500	01/01/50	270,431
44,181	4.500	02/01/50	43,130
508,522	3.000	03/01/50	454,683
4,441,586	4.500	03/01/50	4,361,977
336,755	4.500	04/01/50	328,436
1,834,637	2.000	09/01/50	1,495,070
318,711	4.500	09/01/50	311,626
4,962,512	2.500	09/01/50	4,274,386
5,666,689	2.000	10/01/50	4,615,881
1,841,860	3.000	10/01/50	1,648,930
2,460,621	2.000	11/01/50	2,003,473
1,591,849	2.500	11/01/50	1,366,141
3,223,775	2.000	12/01/50	2,624,844
833,689	2.500	01/01/51	706,716
3,954,720	2.000	02/01/51	3,215,845
1,578,249	2.500	02/01/51	1,342,091
2,422,882	2.000	04/01/51	1,968,508
10,656,291	2.000	05/01/51	8,662,328
8,807,170	2.500	05/01/51	7,540,040
6,831,302	2.500	07/01/51	5,852,257
5,020,694	2.000	08/01/51	4,089,079
1,397,534	2.500	09/01/51	1,198,504
2,530,014	2.000	10/01/51	2,050,245
1,575,570	2.000	11/01/51	1,276,243
4,238,338	2.500	12/01/51	3,625,326
3,868,510	2.000	12/01/51	3,132,813
1,183,518	2.000	01/01/52	966,818
2,452,199	2.000	02/01/52	1,985,213
7,906,621	2.500	02/01/52	6,795,425
1,974,484	2.000	03/01/52	1,613,779
114,805	4.500	04/01/52	111,308
2,976,147	2.000	04/01/52	2,431,221
1,258,993	3.000	04/01/52	1,117,120
5,095,183	3.500	04/01/52	4,731,554
709,456	5.500	09/01/52	723,370
1,406,894	3.000	09/01/52	1,240,258
717,127	5.000	10/01/52	711,134
2,401,137	4.500	10/01/52	2,326,657
1,314,594	6.000	11/01/52	1,362,493
2,380,991	4.500	11/01/52	2,306,914
143,137	6.000	12/01/52	148,489

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Uniform Mortgage-Backed Security – (continued)
$1,524,561	4.500%	05/01/53	$1,490,710
2,113,331	5.500	06/01/53	2,132,746
2,339,157	6.000	06/01/53	2,390,654
858,294	5.500	08/01/53	865,207
865,676	6.500	08/01/53	901,648
2,328,450	4.500	09/01/53	2,253,668
3,918,499	6.000	10/01/53	4,010,208
516,139	6.500	10/01/53	537,102
1,996,767	6.500	11/01/53	2,096,900
953,563	6.000	01/01/54	974,140
2,673,846	2.500	01/01/54	2,261,671
932,002	5.500	03/01/54	938,579
3,823,943	6.000	04/01/54	3,953,075
2,939,776	6.500	06/01/54	3,084,429
2,333,700	6.000	06/01/54	2,412,212
1,478,054	6.500	08/01/54	1,552,174
778,768	6.500	09/01/54	818,551
647,080	6.000	09/01/54	659,870
2,397,881	5.500	10/01/54	2,412,944
4,439,788	5.000	12/01/54	4,399,807
952,251	6.000	12/01/54	977,964
2,646,950	5.000	01/01/55	2,613,313
4,566,862	5.500	03/01/55	4,605,104
1,258,758	6.000	03/01/55	1,300,320
871,350	5.500	06/01/55	884,123
2,662,190	5.000	06/01/55	2,625,761
1,972,270	6.000	08/01/55	2,022,813
2,497,263	5.500	03/01/56	2,539,996
3,000,000	4.000	TBA-30yr(g)	2,827,148
7,000,000	2.000	TBA-30yr(g)	6,200,781
18,000,000	4.500	TBA-30yr(g)	17,857,969
20,000,000	5.500	TBA-30yr(g)	20,083,594
3,000,000	6.000	TBA-30yr(g)	3,056,953
8,000,000	7.000	TBA-30yr(g)	8,411,250

			237,853,538

TOTAL FEDERAL AGENCIES			$334,003,292

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $381,565,301)			$372,422,256

Asset-Backed Securities(d)(e) – 1.8%

Collateralized Loan Obligations – 1.8%
AGL CLO 23 Ltd. Series 2022-23A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
$1,000,000	4.818%	04/20/38	$995,543
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR3(b) (3 mo. USD Term SOFR + 2.700%)
565,000	6.364	04/19/34	542,302
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
500,000	5.368	10/20/38	498,659

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(d)(e) – (continued)

Collateralized Loan Obligations – (continued)
CBAMR Ltd. Series 2021-14A, Class A1R(b) (3 mo. USD Term SOFR + 1.280%)
$290,000	4.948%	10/20/38	$289,844
CIFC Funding Ltd. Series 2022-4A, Class DR(b) (3 mo. USD Term SOFR + 2.700%)
1,000,000	6.371	07/16/35	956,487
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.450%)
750,000	5.118	07/20/38	750,662
Invesco U.S. CLO Ltd. Series 2023-3A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
800,000	5.422	07/15/38	801,992
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
85,866	5.750	12/20/50	84,215
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R(b) (3 mo. USD Term SOFR + 1.040%)
550,000	4.708	07/20/35	548,289

			5,467,993

TOTAL ASSET-BACKED SECURITIES (Cost $5,536,460)			$5,467,993

U.S. Treasury Obligations – 2.2%

U.S. Treasury Bonds
$530,000	4.750%	05/15/55	$516,005
540,000	4.750	08/15/55	526,078
U.S. Treasury Inflation-Indexed Bonds
2,222,036	1.500	02/15/53	1,702,461
U.S. Treasury Notes
556,200	4.375 (h)	11/30/28	563,934
1,370,000	3.875	03/31/31	1,365,612
1,690,000	4.250	03/31/33	1,701,619

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,484,177)			$6,375,709

Shares	Dividend Rate		Value

Investment Company(i) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,276,280	3.553%		$5,276,280
(Cost $5,276,280)

TOTAL INVESTMENTS – 132.5% (Cost $398,862,218)			$389,542,238

LIABILITIES IN EXCESS OF OTHER ASSETS – (32.5)%			(95,511,324)

NET ASSETS – 100.0%			$294,030,914

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued) March 31, 2026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.

(g)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $101,803,458 which represents approximately 34.9% of net assets as of March 31, 2026.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2026, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	04/21/26	$(3,000,000)	$(2,893,397)
Government National Mortgage Association	5.000	TBA - 30yr	04/21/26	(4,000,000)	(3,958,079)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	04/13/26	(1,000,000)	(985,664)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	04/13/26	(1,000,000)	(840,625)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	04/13/26	(8,000,000)	(7,030,625)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	04/13/26	(5,000,000)	(4,580,860)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	05/13/26	(3,000,000)	(2,889,961)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	04/13/26	(11,000,000)	(11,376,407)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	04/16/26	(2,000,000)	(1,797,021)

(PROCEEDS RECEIVED: $(36,783,438))					$(36,352,639)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10-Year U.S. Treasury Notes	23	06/18/26	$2,610,860	$(31,179)

Short position contracts:
10 Year U.S. Treasury Notes	(26)	06/18/26	(2,887,219)	(4,081)
2 Year U.S. Treasury Notes	(19)	06/30/26	(3,941,461)	32,538
20 Year U.S. Treasury Bonds	(8)	06/18/26	(911,000)	5,559
5 Year U.S. Treasury Notes	(118)	06/30/26	(12,765,203)	15,056
Ultra Long U.S. Treasury Bonds	(42)	06/18/26	(4,895,625)	113,799

Total				$162,871

TOTAL FUTURES CONTRACTS				$131,692

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$2,140	$12,409	$40	$ 12,369
3.174(b)	12M SOFR(b)	08/31/27		990	4,675	(113)	4,788
3.175(c)	12M SOFR(c)	03/15/28		4,850	33,529	2,025	31,504
2.500(d)	12M CDOR(d)	06/17/28	CAD	480	2,055	239	1,816
12M SOFR(c)	3.379%(c)	08/31/31		$3,080	(34,978)	1,701	(36,679)
12M SOFR(c)	3.469(c)	08/31/31		1,470	(10,770)	(3,061)	(7,709)
3.407(c)	12M SOFR(c)	01/31/33		3,700	64,787	520	64,267
3.805(c)	12M SOFR(c)	08/31/36		1,690	12,280	(16,906)	29,186
3.829(c)	12M SOFR(c)	08/31/36		840	4,509	1	4,508

TOTA L					$88,496	$(15,554)	$104,050

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

Currency Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
GNMA	—Government National Mortgage Association
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
PI	—Private Investment
REMICS	—Real Estate Mortgage Investment Conduits
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities March 31, 2026

	Enhanced Income Fund	Inflation Protected Securities Fund	Short Duration Bond Fund

Assets:

Investments in unaffiliated issuers, at value (cost $479,122,734, $211,521,221 and $1,320,598,964, respectively)	$479,551,535	$210,713,799	$1,322,817,718
Investments in affiliated issuers, at value (cost $121, $11,124,785 and $1,612, respectively)	121	11,124,785	1,612
Purchased options, at value (premium paid $0, $0 and $381,761, respectively)	—	—	202,834
Cash	2,656,915	3,378,107	12,880,451
Foreign currencies, at value (cost $0, $0 and $95,482, respectively)	—	—	127,705
Unrealized gain on forward foreign currency exchange contracts	46,458	—	2,275,080
Variation margin on futures contracts	—	51,510	232,713
Variation margin on swaps contracts	—	—	1,546,182
Receivables:
Interest and dividends	3,530,974	1,086,275	9,589,262
Investments sold	996,658	19,398,431	64,528
Collateral on certain derivative contracts(a)	676,399	925,698	22,135,994
Fund shares sold	102,355	435,738	360,027
Investments sold on an extended-settlement basis	—	—	14,162,377
Reimbursement from investment adviser	—	—	6,386
Due from broker - upfront payment	—	—	233,559
Foreign tax reclaims	—	—	232
Other assets	37,922	40,561	64,658

Total assets	487,599,337	247,154,904	1,386,701,318

Liabilities:
Variation margin on swaps contracts	10,999	24,887	—
Variation margin on futures contracts	9,239	—	—
Foreign currency overdraft, at value (identified cost $585, $9 and $0, respectively)	480	8	—
Forward sale contracts, at value (proceeds received $0, $0 and $14,146,055, respectively)	—	—	14,031,665
Unrealized loss on forward foreign currency exchange contracts	—	—	1,423,424
Unrealized loss on swap contracts	—	—	9,386
Written option contracts, at value (premium received $0, $0 and $160,435, respectively)	—	—	21,847
Payables:
Fund shares redeemed	345,714	177,740	1,797,386
Professional fees	89,801	88,286	116,259
Custody fees	81,841	43,293	137,360
Management fees	79,305	64,402	228,050
Distribution and Service fees and Transfer Agency fees	8,148	13,797	30,363
Income distributions	4,593	7	62,768
Investments purchased	121	19,326,895	66,481
Investments purchased on an extended-settlement basis	—	—	33,777,466
Upfront payments received on swap contracts	—	—	59,828
Accrued expenses	26,091	26,492	49,785

Total liabilities	656,332	19,765,807	51,812,068

Net Assets:

Paid-in capital	511,643,681	298,895,815	1,437,624,704
Total distributable loss	(24,700,676)	(71,506,718)	(102,735,454)

NET ASSETS	$486,943,005	$227,389,097	$1,334,889,250
Net Assets:
Class A	$ 10,707,783	$ 24,689,251	$ 88,904,718
Class C	—	660,154	1,142,696
Administration	2,501,215	—	—
Institutional	125,825,335	35,570,117	149,464,942
Service	26,591	—	—
Investor	1,266,764	52,476,338	34,913,141
Class R6	2,630,161	80,599,959	6,808,982
Class R	—	18,217,404	31,922
Class P	343,985,156	15,175,874	1,053,622,849
Total Net Assets	$486,943,005	$227,389,097	$1,334,889,250
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,122,147	2,620,866	9,108,806
Class C	—	71,911	117,142
Administration	261,813	—	—
Institutional	13,205,396	3,713,024	15,287,230
Service	2,791	—	—
Investor	133,094	5,524,387	3,572,196
Class R6	276,025	8,422,312	696,786
Class R	—	1,948,022	3,263
Class P	36,104,546	1,584,602	107,815,566
Net asset value, offering and redemption price per share:(b)
Class A	9.54	9.42	9.76
Class C	—	9.18	9.75
Administration	9.55	—	—
Institutional	9.53	9.58	9.78
Service	9.53	—	—
Investor	9.52	9.50	9.77
Class R6	9.53	9.57	9.77
Class R	—	9.35	9.78
Class P	9.53	9.58	9.77
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps
Enhanced Income Fund	$676,399
Inflation Protected Securities Fund	925,698
Short Duration Bond Fund	22,135,994
(b)

Maximum public offering price per share for Class A Shares of the Inflation Protected Securities and Short Duration Bond Funds is $9.79 and $9.91, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2026

	Short Duration Government Fund	Short-Term Conservative Income Fund	U.S. Mortgages Fund

Assets:

Investments in unaffiliated issuers, at value (cost $552,449,830, $1,917,772,654 and $ 393,585,938, respectively)	$545,680,340	$1,918,697,081	$384,265,958
Investments in affiliated issuers, at value (cost $42,515,853, $117,194,758 and $ 5,276,280, respectively)	42,515,853	117,194,758	5,276,280
Cash	7,479,982	1,635,436	4,548,750
Foreign currencies, at value (cost $0, $0 and $5,909, respectively)	—	—	6,134
Receivables:
Investments sold on an extended-settlement basis	70,691,367	9,978,467	77,952,251
Interest and dividends	2,009,556	12,344,258	989,034
Collateral on certain derivative contracts(a)	770,646	—	191,546
Fund shares sold	300,067	1,094,277	186,381
Investments sold	15,963	2,833,059	—
Due from broker	—	—	1,518,131
Foreign tax reclaims	—	115,401	—
Other assets	51,325	63,344	34,120

Total assets	669,515,099	2,063,956,081	474,968,585

Liabilities:
Variation margin on swaps contracts	24,706	—	4,637
Variation margin on futures contracts	89,270	—	40,834
Forward sale contracts, at value (proceeds received $57,315,449, $0 and $ 36,783,438, respectively)	56,518,396	—	36,352,639
Payables:
Investments purchased on an extended-settlement basis	110,737,891	10,205,610	143,511,504
Fund shares redeemed	660,276	3,489,863	602,799
Due to broker	260,000	—	—
Income distributions	117,137	67,353	71,414
Management fees	104,082	180,168	77,626
Investments purchased	37,527	20,310,678	12,625
Distribution and Service fees and Transfer Agency fees	15,556	59,086	15,394
Accrued expenses	213,467	278,083	248,199

Total liabilities	168,778,308	34,590,841	180,937,671

Net Assets:

Paid-in capital	576,416,462	2,039,366,701	381,030,110
Total distributable loss	(75,679,671)	(10,001,461)	(86,999,196)

NET ASSETS	$500,736,791	$2,029,365,240	$294,030,914
Net Assets:
Class A	$47,390,583	$138,963,049	$38,378,218
Class C	2,278,747	—	—
Institutional	171,111,572	603,355,928	76,300,631
Separate Account Institutional	—	—	76,086,465
Service	13,604,801	—	17,772,603
Investor	15,146,786	381,883,673	25,358,942
Class R6	13,843,491	113,398,410	18,552,782
Class R	—	—	9,395,440
Class P	237,360,811	791,764,180	32,185,833
Total Net Assets	$500,736,791	$2,029,365,240	$294,030,914
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,054,417	13,755,503	4,242,456
Class C	245,032	—	—
Institutional	18,314,326	59,680,776	8,408,568
Separate Account Institutional	—	—	8,407,691
Service	1,457,800	—	1,964,635
Investor	1,613,616	37,784,566	2,796,354
Class R6	1,481,330	11,219,750	2,045,971
Class R	—	—	1,038,597
Class P	25,410,271	78,406,139	3,550,238
Net asset value, offering and redemption price per share:(b)
Class A	9.38	10.10	9.05
Class C	9.30	—	—
Institutional	9.34	10.11	9.07
Separate Account Institutional	—	—	9.05
Service	9.33	—	9.05
Investor	9.39	10.11	9.07
Class R6	9.35	10.11	9.07
Class R	—	—	9.05
Class P	9.34	10.10	9.07
(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps
Short Duration Government Fund	$770,646
U.S. Mortgages Fund	191,546
(b)

Maximum public offering price per share for Class A Shares of the Short Duration Government and U.S. Mortgages Funds is $9.52 and $9.40, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2026

	Enhanced Income Fund	Inflation Protected Securities Fund	Short Duration Bond Fund

Investment Income:

Interest (net of foreign withholding taxes of $0, $0 and $595, respectively)	$25,216,279	$8,290,436	$57,670,479
Dividends — affiliated issuers	280,001	172,276	1,434,996
Dividends — unaffiliated issuers	—	—	445

Total investment income	25,496,280	8,462,712	59,105,920

Expenses:

Management fees	1,410,828	536,274	5,136,204
Transfer Agency fees(a)	198,227	130,313	508,770
Custody, accounting and administrative services	192,106	100,152	324,026
Professional fees	129,167	132,127	155,581
Registration fees	105,420	96,658	119,590
Trustee fees	28,271	27,535	29,753
Distribution and Service (12b-1) fees(a)	16,222	163,180	195,254
Printing and mailing costs	10,344	17,866	40,003
Shareholder Administration fees(b)	7,369	—	—
Prime broker fees	—	—	9,338
Service fees — Class C	—	1,907	3,552
Other	10,036	20,519	60,115

Total expenses	2,107,990	1,226,531	6,582,186

Less — expense reductions	(125,625)	(311,489)	(742,340)

Net expenses	1,982,365	915,042	5,839,846

NET INVESTMENT INCOME	23,513,915	7,547,670	53,266,074

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	695,457	1,374,214	2,673,788
Purchased options	—	(9,444)	7,388
Futures contracts	(135,312)	702,144	479,122
Written options	—	9,929	353,073
Swap contracts	(2,064,491)	220,127	6,040,424
Forward foreign currency exchange contracts	(269,198)	—	(2,395,749)
Foreign currency transactions	4,568	—	111,263
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(109,476)	(4,100,000)	1,495,438
Purchased options	—	—	(59,734)
Futures contracts	(510,326)	(549,156)	(5,780,486)
Written options	—	—	(86,941)
Swap contracts	990,423	(87,551)	366,154
Forward foreign currency exchange contracts	175,147	—	1,100,883
Foreign currency translation	(851)	—	118,132

Net realized and unrealized gain (loss)	(1,224,059)	(2,439,737)	4,422,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,289,856	$5,107,933	$57,688,829

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Adminstration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income Fund	$16,153	$—	$69	$—	$12,922	$—	$1,168	$69,142	$11	$2,209	$846	$—	$111,929
Inflation Protected Securities Fund	65,057	5,721	—	92,402	31,227	915	—	15,807	—	31,659	24,156	22,177	4,372
Short Duration Bond Fund	184,441	10,655	—	158	88,532	1,705	—	61,502	—	41,340	1,900	38	313,753

(b)	Class specific Shareholder Administration fees is as follows:

	Shareholder Administration Fees
Fund	Administration	Service
Enhanced Income Fund	$7,300	$69

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2026

	Short Duration Government Fund	Short-Term Conservative Income Fund	U.S. Mortgages Fund

Investment Income:
Interest	$17,425,234	$96,061,433	$7,555,173
Dividends — affiliated issuers	449,253	3,822,047	175,110

Total investment income	17,874,487	99,883,480	7,730,283

Expenses:
Management fees	2,061,351	5,523,554	618,173
Transfer Agency fees(a)	219,481	1,178,490	92,840
Custody, accounting and administrative services	183,058	193,962	95,328
Distribution and Service (12b-1) fees(a)	172,905	168,027	30,360
Professional fees	128,896	138,149	128,322
Registration fees	107,410	153,660	77,538
Shareholder Administration fees(b)	34,941	—	4,040
Trustee fees	28,076	31,633	27,484
Printing and mailing costs	17,924	107,793	18,181
Service fees — Class C	6,299	—	—
Other	22,962	87,484	23,106

Total expenses	2,983,303	7,582,752	1,115,372

Less — expense reductions	(496,232)	(1,890,600)	(243,012)

Net expenses	2,487,071	5,692,152	872,360

NET INVESTMENT INCOME	15,387,416	94,191,328	6,857,923

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(738,876)	4,797,069	667,802
Purchased options	—	—	(1,903)
Futures contracts	(858,842)	—	(144,061)
Written options	—	—	3,677
Swap contracts	(524,417)	—	(267,432)
Forward foreign currency exchange contracts	—	—	(24,162)
Foreign currency transactions	—	—	370
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	2,715,220	(3,238,277)	(618,302)
Futures contracts	(1,095,034)	—	184,865
Swap contracts	675,567	—	228,792
Forward foreign currency exchange contracts	—	—	24,251
Foreign currency translation	—	—	292

Net realized and unrealized gain	173,618	1,558,792	54,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,561,034	$95,750,120	$6,912,112

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class R	Class P
Short Duration Government Fund	$119,067	$18,897	$34,941	$ —	$57,152	$3,024	$71,063	$ —	$5,591	$19,518	$3,990	$ —	$59,143
Short-Term Conservative Income Fund	168,027	—	—	—	134,421	—	330,113	—	—	443,093	33,646	—	237,217
U.S. Mortgages Fund	21,978	—	4,040	4,342	10,549	—	21,510	21,861	646	32,084	3,585	1,042	1,563

(b)	Class specific Shareholder Administration fees is as follows:

Shareholder Administration Fees
Fund	Service
Short Duration Government Fund	$34,941
U.S. Mortgages Fund	4,040

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Inflation Protected Securities Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$23,513,915	$22,648,587	$7,547,670	$10,787,430

Net realized gain (loss)	(1,768,976)	(1,274,376)	2,296,970	(1,613,166)

Net change in unrealized gain (loss)	544,917	7,180,897	(4,736,707)	4,240,464

Net increase in net assets resulting from operations	22,289,856	28,555,108	5,107,933	13,414,728

Distributions to shareholders:

From distributable earnings:

Class A Shares	(419,271)	(413,028)	(971,976)	(1,139,491)

Class C Shares	—	—	(22,635)	(38,085)

Administration Shares	(113,384)	(153,598)	—	—

Institutional Shares	(7,120,747)	(7,061,553)	(1,549,074)	(2,179,654)

Service Shares	(997)	(6,717)	—	—

Investor Shares	(74,867)	(107,828)	(1,001,050)	(614,844)

Class R6 Shares	(116,583)	(120,295)	(3,223,436)	(4,566,682)

Class R Shares	—	—	(637,161)	(698,225)

Class P Shares	(15,434,720)	(14,871,025)	(581,091)	(643,324)

Return of capital:

Class A Shares	(3,502)	—	—	—

Administration Shares	(947)	—	—	—

Institutional Shares	(59,476)	—	—	—

Service Shares	(8)	—	—	—

Investor Shares	(625)	—	—	—

Class R6 Shares	(974)	—	—	—

Class P Shares	(128,919)	—	—	—

Total distributions to shareholders	(23,475,020)	(22,734,044)	(7,986,423)	(9,880,305)

From share transactions:

Proceeds from sales of shares	109,896,694	206,446,032	88,341,410	98,259,721

Reinvestment of distributions	23,418,306	22,637,799	7,562,117	8,764,502

Cost of shares redeemed	(243,158,530)	(161,398,449)	(78,845,310)	(143,517,060)

Net increase (decrease) in net assets resulting from share transactions	(109,843,530)	67,685,382	17,058,217	(36,492,837)

TOTAL INCREASE (DECREASE)	(111,028,694)	73,506,446	14,179,727	(32,958,414)

Net assets:

Beginning of year	597,971,699	524,465,253	213,209,370	246,167,784

End of year	$486,943,005	$597,971,699	$227,389,097	$213,209,370

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Bond Fund		Short Duration Government Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$53,266,074	$49,800,159	$15,387,416	$14,334,402

Net realized gain (loss)	7,269,309	3,666,347	(2,122,135)	(1,496,185)

Net change in unrealized gain (loss)	(2,846,554)	20,388,532	2,295,753	10,091,579

Net increase in net assets resulting from operations	57,688,829	73,855,038	15,561,034	22,929,796

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,983,700)	(2,077,968)	(1,429,413)	(1,381,180)

Class C Shares	(51,644)	(63,904)	(65,548)	(76,839)

Institutional Shares	(6,653,029)	(5,884,169)	(5,919,237)	(6,677,998)

Service Shares	—	—	(395,787)	(403,350)

Investor Shares	(1,477,815)	(1,471,215)	(529,058)	(779,744)

Class R6 Shares	(274,874)	(246,640)	(444,928)	(422,239)

Class R Shares	(1,194)	(30,809)	—	—

Class P Shares	(45,385,951)	(41,377,813)	(6,598,746)	(4,674,927)

Total distributions to shareholders	(56,828,207)	(51,152,518)	(15,382,717)	(14,416,277)

From share transactions:

Proceeds from sales of shares	410,459,821	419,640,225	235,546,774	99,155,628

Reinvestment of distributions	56,133,437	50,741,970	13,940,455	13,015,249

Cost of shares redeemed	(403,978,327)	(456,575,304)	(186,667,463)	(161,771,631)

Net increase (decrease) in net assets resulting from share transactions	62,614,931	13,806,891	62,819,766	(49,600,754)

TOTAL INCREASE (DECREASE)	63,475,553	36,509,411	62,998,083	(41,087,235)

Net assets:

Beginning of year	1,271,413,697	1,234,904,286	437,738,708	478,825,943

End of year	$1,334,889,250	$1,271,413,697	$500,736,791	$437,738,708

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Conservative Income Fund		U.S. Mortgages Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$94,191,328	$97,921,099	$6,857,923	$7,141,007

Net realized gain (loss)	4,797,069	6,979,957	234,291	(807,597)

Net change in unrealized gain (loss)	(3,238,277)	(1,562,174)	(180,102)	2,995,190

Net increase in net assets resulting from operations	95,750,120	103,338,882	6,912,112	9,328,600

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,549,007)	(3,290,463)	(311,641)	(319,229)

Institutional Shares	(35,725,203)	(40,507,212)	(2,149,641)	(1,794,048)

Separate Account Institutional Shares	—	—	(2,923,388)	(3,618,723)

Service Shares(a)	—	—	(54,537)	—

Investor Shares	(15,652,388)	(14,386,362)	(1,045,328)	(1,196,081)

Class R6 Shares	(4,863,509)	(6,209,435)	(477,343)	(449,558)

Class R Shares(a)	—	—	(26,445)	—

Class P Shares	(34,208,487)	(33,337,226)	(197,792)	(179,160)

Return of capital:

Class A Shares	—	—	(1,762)	(2,301)

Institutional Shares	—	—	(12,157)	(12,931)

Separate Account Institutional Shares	—	—	(16,532)	(26,082)

Service Shares(a)	—	—	(308)	—

Investor Shares	—	—	(5,912)	(8,621)

Class R6 Shares	—	—	(2,699)	(3,240)

Class R Shares(a)	—	—	(150)	—

Class P Shares	—	—	(1,119)	(1,291)

Total distributions to shareholders	(94,998,594)	(97,730,698)	(7,226,754)	(7,611,265)

From share transactions:

Proceeds from sales of shares	1,550,288,655	1,022,438,445	44,671,506	29,776,954

Proceeds received in connection with merger	—	—	120,487,221	—

Reinvestment of distributions	93,980,635	96,643,867	6,473,480	6,970,304

Cost of shares redeemed	(1,644,939,889)	(1,063,335,773)	(51,370,221)	(55,805,149)

Net increase (decrease) in net assets resulting from share transactions	(670,599)	55,746,539	120,261,986	(19,057,891)

TOTAL INCREASE (DECREASE)	80,927	61,354,723	119,947,344	(17,340,556)

Net assets:

Beginning of year	2,029,284,313	1,967,929,590	174,083,570	191,424,126

End of year	$2,029,365,240	$2,029,284,313	$294,030,914	$174,083,570

(a)	Commenced operations on February 20, 2026.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.56	$9.46	$9.25	$9.37	$9.56

Net investment income(a)	0.38	0.37	0.31	0.15	0.04

Net realized and unrealized gain (loss)	(0.02)	0.10	0.21	(0.05)	(0.18)

Total from investment operations	0.36	0.47	0.52	0.10	(0.14)

Distributions to shareholders from net investment income	(0.38)	(0.37)	(0.31)	(0.16)	(0.05)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.01)	—

Total distributions	(0.38)	(0.37)	(0.31)	(0.22)	(0.05)

Net asset value, end of year	$9.54	$9.56	$9.46	$9.25	$9.37

Total return(c)	3.67%	5.20%	5.65%	1.14%	(1.48)%

Net assets, end of year (in 000s)	$10,708	$10,830	$11,649	$13,575	$25,272

Ratio of net expenses to average net assets	0.58%	0.58%	0.58%	0.58%	0.57%

Ratio of total expenses to average net assets	0.60%	0.60%	0.63%	0.60%	0.58%

Ratio of net investment income to average net assets	3.93%	3.90%	3.29%	1.67%	0.46%

Portfolio turnover rate(d)	65%	43%	23%	25%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Administration Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.58	$9.47	$9.26	$9.38	$9.57

Net investment income(a)	0.38	0.37	0.31	0.16	0.04

Net realized and unrealized gain (loss)	(0.04)	0.11	0.20	(0.06)	(0.18)

Total from investment operations	0.34	0.48	0.51	0.10	(0.14)

Distributions to shareholders from net investment income	(0.37)	(0.37)	(0.30)	(0.16)	(0.05)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.01)	—

Total distributions	(0.37)	(0.37)	(0.30)	(0.22)	(0.05)

Net asset value, end of year	$9.55	$9.58	$9.47	$9.26	$9.38

Total return(c)	3.65%	5.18%	5.62%	1.12%	(1.50)%

Net assets, end of year (in 000s)	$2,501	$3,098	$5,403	$4,992	$4,934

Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.63%	0.62%	0.65%	0.63%	0.60%

Ratio of net investment income to average net assets	3.92%	3.87%	3.28%	1.74%	0.39%

Portfolio turnover rate(d)	65%	43%	23%	25%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.55	$9.44	$9.24	$9.36	$9.55

Net investment income(a)	0.40	0.39	0.33	0.17	0.06

Net realized and unrealized gain (loss)	(0.02)	0.11	0.20	(0.05)	(0.16)

Total from investment operations	0.38	0.50	0.53	0.12	(0.10)

Distributions to shareholders from net investment income	(0.40)	(0.39)	(0.33)	(0.18)	(0.09)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.01)	—

Total distributions	(0.40)	(0.39)	(0.33)	(0.24)	(0.09)

Net asset value, end of year	$9.53	$9.55	$9.44	$9.24	$9.36

Total return(c)	4.02%	5.44%	5.78%	1.37%	(1.26)%

Net assets, end of year (in 000s)	$125,825	$172,687	$175,291	$242,734	$408,324

Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.34%

Ratio of total expenses to average net assets	0.38%	0.37%	0.40%	0.37%	0.35%

Ratio of net investment income to average net assets	4.16%	4.14%	3.50%	1.83%	0.68%

Portfolio turnover rate(d)	65%	43%	23%	25%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Enhanced Income Fund

	Service Shares

	Year Ended March 31,				Period Ended March 31, 2022(a)
	2026	2025	2024	2023

Per Share Data

Net asset value, beginning of period	$9.55	$9.45	$9.24	$9.35	$9.49

Net investment income(b)	0.35	0.34	0.28	0.18	0.01

Net realized and unrealized gain (loss)	(0.02)	0.11	0.21	(0.09)	(0.15)

Total from investment operations	0.33	0.45	0.49	0.09	(0.14)

Distributions to shareholders from net investment income	(0.35)	(0.35)	(0.28)	(0.15)	—	(c)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (d)	—	— (d)	— (d)	—

Total distributions	(0.35)	(0.35)	(0.28)	(0.20)	—	(c)

Net asset value, end of period	$9.53	$9.55	$9.45	$9.24	$9.35

Total return(e)	3.50%	4.81%	5.37%	0.87%	(1.23)%

Net assets, end of period (in 000s)	$27	$28	$284	$275	$28

Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85	%(f)

Ratio of total expenses to average net assets	0.87%	0.87%	0.90%	0.89%	0.85	%(f)

Ratio of net investment income to average net assets	3.66%	3.58%	3.03%	1.98%	0.22	%(f)

Portfolio turnover rate(g)	65%	43%	23%	25%	17%

(a)	Commenced operations on December 10, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than ($0.005) per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.54	$9.44	$9.23	$9.35	$9.54

Net investment income(a)	0.39	0.38	0.31	0.17	0.06

Net realized and unrealized gain (loss)	(0.02)	0.11	0.22	(0.05)	(0.17)

Total from investment operations	0.37	0.49	0.53	0.12	(0.11)

Distributions to shareholders from net investment income	(0.39)	(0.39)	(0.32)	(0.18)	(0.08)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.01)	—

Total distributions	(0.39)	(0.39)	(0.32)	(0.24)	(0.08)

Net asset value, end of year	$9.52	$9.54	$9.44	$9.23	$9.35

Total return(c)	3.93%	5.25%	5.81%	1.29%	(1.34)%

Net assets, end of year (in 000s)	$1,267	$2,321	$3,499	$8,894	$11,980

Ratio of net expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.42%

Ratio of total expenses to average net assets	0.46%	0.45%	0.48%	0.46%	0.43%

Ratio of net investment income to average net assets	4.11%	4.04%	3.38%	1.86%	0.60%

Portfolio turnover rate(d)	65%	43%	23%	25%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.55	$9.45	$9.24	$9.36	$9.55

Net investment income(a)	0.40	0.39	0.33	0.17	0.06

Net realized and unrealized gain (loss)	(0.02)	0.11	0.21	(0.04)	(0.17)

Total from investment operations	0.38	0.50	0.54	0.13	(0.11)

Distributions to shareholders from net investment income	(0.40)	(0.40)	(0.33)	(0.19)	(0.08)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.01)	—

Total distributions	(0.40)	(0.40)	(0.33)	(0.25)	(0.08)

Net asset value, end of year	$9.53	$9.55	$9.45	$9.24	$9.36

Total return(c)	4.03%	5.34%	5.90%	1.38%	(1.25)%

Net assets, end of year (in 000s)	$2,630	$2,859	$2,912	$6,539	$14,426

Ratio of net expenses to average net assets	0.34%	0.34%	0.34%	0.34%	0.33%

Ratio of total expenses to average net assets	0.36%	0.36%	0.39%	0.36%	0.34%

Ratio of net investment income to average net assets	4.17%	4.14%	3.49%	1.87%	0.66%

Portfolio turnover rate(d)	65%	43%	23%	25%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Enhanced Income Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.55	$9.44	$9.24	$9.36	$9.55

Net investment income(a)	0.40	0.40	0.33	0.18	0.07

Net realized and unrealized gain (loss)	(0.02)	0.11	0.20	(0.05)	(0.18)

Total from investment operations	0.38	0.51	0.53	0.13	(0.11)

Distributions to shareholders from net investment income	(0.40)	(0.40)	(0.33)	(0.19)	(0.08)

Distributions to shareholders from net realized gains	—	—	—	(0.05)	—

Distributions to shareholders from return of capital	— (b)	—	— (b)	(0.01)	—

Total distributions	(0.40)	(0.40)	(0.33)	(0.25)	(0.08)

Net asset value, end of year	$9.53	$9.55	$9.44	$9.24	$9.36

Total return(c)	4.03%	5.45%	5.79%	1.38%	(1.25)%

Net assets, end of year (in 000s)	$343,985	$406,150	$325,427	$337,021	$593,178

Ratio of net expenses to average net assets	0.34%	0.34%	0.34%	0.34%	0.33%

Ratio of total expenses to average net assets	0.36%	0.36%	0.38%	0.37%	0.34%

Ratio of net investment income to average net assets	4.18%	4.15%	3.54%	1.97%	0.71%

Portfolio turnover rate(d)	65%	43%	23%	25%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.53	$9.38	$9.82	$11.16	$11.35

Net investment income(a)	0.33	0.41	0.35	0.54	0.57

Net realized and unrealized gain (loss)	(0.09)	0.11	(0.37)	(1.27)	(0.14)

Total from investment operations	0.24	0.52	(0.02)	(0.73)	0.43

Distributions to shareholders from net investment income	(0.35)	(0.37)	(0.40)	(0.58)	(0.52)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.35)	(0.37)	(0.42)	(0.61)	(0.62)

Net asset value, end of year	$9.42	$9.53	$9.38	$9.82	$11.16

Total return(b)	2.59%	5.67%	(0.17)%	(6.36)%	3.65%

Net assets, end of year (in 000s)	$24,689	$28,472	$33,182	$43,635	$61,867

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.67%	0.67%

Ratio of total expenses to average net assets	0.83%	0.82%	0.79%	0.74%	0.71%

Ratio of net investment income to average net assets	3.51%	4.35%	3.64%	5.32%	4.89%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.29	$9.15	$9.57	$10.89	$11.12

Net investment income(a)	0.26	0.35	0.27	0.45	0.45

Net realized and unrealized gain (loss)	(0.09)	0.08	(0.36)	(1.23)	(0.12)

Total from investment operations	0.17	0.43	(0.09)	(0.78)	0.33

Distributions to shareholders from net investment income	(0.28)	(0.29)	(0.31)	(0.51)	(0.46)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.28)	(0.29)	(0.33)	(0.54)	(0.56)

Net asset value, end of year	$9.18	$9.29	$9.15	$9.57	$10.89

Total return(b)	1.82%	4.80%	(0.86)%	(7.12)%	2.91%

Net assets, end of year (in 000s)	$660	$842	$1,584	$3,498	$4,327

Ratio of net expenses to average net assets	1.42%	1.42%	1.43%	1.42%	1.42%

Ratio of total expenses to average net assets	1.58%	1.57%	1.54%	1.49%	1.46%

Ratio of net investment income to average net assets	2.86%	3.82%	2.94%	4.58%	4.00%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.69	$9.53	$9.97	$11.31	$11.50

Net investment income(a)	0.38	0.44	0.39	0.62	0.61

Net realized and unrealized gain (loss)	(0.10)	0.12	(0.38)	(1.32)	(0.14)

Total from investment operations	0.28	0.56	0.01	(0.70)	0.47

Distributions to shareholders from net investment income	(0.39)	(0.40)	(0.43)	(0.61)	(0.56)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.39)	(0.40)	(0.45)	(0.64)	(0.66)

Net asset value, end of year	$9.58	$9.69	$9.53	$9.97	$11.31

Total return(b)	2.89%	6.04%	0.16%	(6.05)%	4.04%

Net assets, end of year (in 000s)	$35,570	$55,757	$45,678	$86,504	$170,776

Ratio of net expenses to average net assets	0.34%	0.34%	0.35%	0.34%	0.34%

Ratio of total expenses to average net assets	0.50%	0.49%	0.46%	0.41%	0.38%

Ratio of net investment income to average net assets	3.92%	4.57%	4.01%	6.06%	5.16%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.61	$9.46	$9.89	$11.24	$11.43

Net investment income(a)	0.31	0.44	0.38	0.61	0.60

Net realized and unrealized gain (loss)	(0.04)	0.10	(0.37)	(1.33)	(0.14)

Total from investment operations	0.27	0.54	0.01	(0.72)	0.46

Distributions to shareholders from net investment income	(0.38)	(0.39)	(0.42)	(0.60)	(0.55)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.38)	(0.39)	(0.44)	(0.63)	(0.65)

Net asset value, end of year	$9.50	$9.61	$9.46	$9.89	$11.24

Total return(b)	2.85%	5.88%	0.17%	(6.17)%	3.90%

Net assets, end of year (in 000s)	$52,476	$13,658	$17,699	$43,039	$77,500

Ratio of net expenses to average net assets	0.42%	0.42%	0.43%	0.42%	0.42%

Ratio of total expenses to average net assets	0.54%	0.57%	0.54%	0.49%	0.46%

Ratio of net investment income to average net assets	3.22%	4.67%	4.00%	5.98%	5.16%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.68	$9.52	$9.96	$11.30	$11.50

Net investment income(a)	0.37	0.43	0.37	0.56	0.60

Net realized and unrealized gain (loss)	(0.09)	0.13	(0.36)	(1.26)	(0.14)

Total from investment operations	0.28	0.56	0.01	(0.70)	0.46

Distributions to shareholders from net investment income	(0.39)	(0.40)	(0.43)	(0.61)	(0.56)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.39)	(0.40)	(0.45)	(0.64)	(0.66)

Net asset value, end of year	$9.57	$9.68	$9.52	$9.96	$11.30

Total return(b)	2.90%	6.06%	0.17%	(6.02)%	3.96%

Net assets, end of year (in 000s)	$80,600	$80,457	$115,887	$147,866	$150,116

Ratio of net expenses to average net assets	0.33%	0.33%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.48%	0.48%	0.45%	0.40%	0.37%

Ratio of net investment income to average net assets	3.81%	4.47%	3.88%	5.50%	5.14%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.47	$9.32	$9.76	$11.09	$11.29

Net investment income(a)	0.30	0.36	0.31	0.49	0.53

Net realized and unrealized gain (loss)	(0.09)	0.14	(0.36)	(1.24)	(0.13)

Total from investment operations	0.21	0.50	(0.05)	(0.75)	0.40

Distributions to shareholders from net investment income	(0.33)	(0.35)	(0.37)	(0.55)	(0.50)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.33)	(0.35)	(0.39)	(0.58)	(0.60)

Net asset value, end of year	$9.35	$9.47	$9.32	$9.76	$11.09

Total return(b)	2.25%	5.47%	(0.41)%	(6.63)%	3.45%

Net assets, end of year (in 000s)	$18,217	$19,023	$15,553	$16,584	$18,525

Ratio of net expenses to average net assets	0.92%	0.92%	0.93%	0.92%	0.92%

Ratio of total expenses to average net assets	1.08%	1.07%	1.04%	0.99%	0.96%

Ratio of net investment income to average net assets	3.22%	3.89%	3.29%	4.88%	4.63%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Inflation Protected Securities Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.69	$9.53	$9.96	$11.31	$11.50

Net investment income(a)	0.37	0.44	0.39	0.58	0.60

Net realized and unrealized gain (loss)	(0.09)	0.12	(0.37)	(1.29)	(0.13)

Total from investment operations	0.28	0.56	0.02	(0.71)	0.47

Distributions to shareholders from net investment income	(0.39)	(0.40)	(0.43)	(0.61)	(0.56)

Distributions to shareholders from net realized gains	—	—	—	(0.03)	(0.10)

Distributions to shareholders from return of capital	—	—	(0.02)	—	—

Total distributions	(0.39)	(0.40)	(0.45)	(0.64)	(0.66)

Net asset value, end of year	$9.58	$9.69	$9.53	$9.96	$11.31

Total return(b)	2.90%	6.05%	0.27%	(6.11)%	4.05%

Net assets, end of year (in 000s)	$15,176	$15,000	$16,584	$26,552	$35,167

Ratio of net expenses to average net assets	0.33%	0.33%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.48%	0.48%	0.45%	0.40%	0.37%

Ratio of net investment income to average net assets	3.80%	4.59%	4.01%	5.69%	5.15%

Portfolio turnover rate(c)	221%	222%	165%	38%	62%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.75	$9.57	$9.44	$9.72	$10.15

Net investment income(a)	0.37	0.36	0.28	0.20	0.06

Net realized and unrealized gain (loss)	0.04	0.19	0.14	(0.26)	(0.38)

Total from investment operations	0.41	0.55	0.42	(0.06)	(0.32)

Distributions to shareholders from net investment income	(0.40)	(0.37)	(0.29)	(0.13)	(0.07)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.09)	(0.03)

Total distributions	(0.40)	(0.37)	(0.29)	(0.22)	(0.11)

Net asset value, end of year	$9.76	$9.75	$9.57	$9.44	$9.72

Total return(b)	4.22%	5.81%	4.55%	(0.63)%	(3.24)%

Net assets, end of year (in 000s)	$88,905	$63,790	$47,737	$48,018	$64,658

Ratio of net expenses to average net assets	0.72%	0.75%	0.75%	0.74%	0.73%

Ratio of total expenses to average net assets	0.82%	0.81%	0.81%	0.80%	0.78%

Ratio of net investment income to average net assets	3.77%	3.69%	3.01%	2.10%	0.59%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.74	$9.57	$9.44	$9.72	$10.15

Net investment income(a)	0.33	0.32	0.25	0.16	0.02

Net realized and unrealized gain (loss)	0.04	0.18	0.14	(0.26)	(0.38)

Total from investment operations	0.37	0.50	0.39	(0.10)	(0.36)

Distributions to shareholders from net investment income	(0.36)	(0.33)	(0.26)	(0.10)	(0.04)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.08)	(0.02)

Total distributions	(0.36)	(0.33)	(0.26)	(0.18)	(0.07)

Net asset value, end of year	$9.75	$9.74	$9.57	$9.44	$9.72

Total return(b)	3.91%	5.39%	4.03%	(1.02)%	(3.63)%

Net assets, end of year (in 000s)	$1,143	$1,828	$1,922	$2,810	$2,895

Ratio of net expenses to average net assets	1.13%	1.15%	1.15%	1.14%	1.12%

Ratio of total expenses to average net assets	1.57%	1.56%	1.56%	1.55%	1.53%

Ratio of net investment income to average net assets	3.37%	3.29%	2.60%	1.72%	0.21%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.76	$9.59	$9.46	$9.74	$10.17

Net investment income(a)	0.40	0.39	0.31	0.23	0.09

Net realized and unrealized gain (loss)	0.05	0.18	0.14	(0.26)	(0.38)

Total from investment operations	0.45	0.57	0.45	(0.03)	(0.29)

Distributions to shareholders from net investment income	(0.43)	(0.40)	(0.32)	(0.15)	(0.09)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)

Total distributions	(0.43)	(0.40)	(0.32)	(0.25)	(0.14)

Net asset value, end of year	$9.78	$9.76	$9.59	$9.46	$9.74

Total return(b)	4.62%	6.14%	4.76%	(0.31)%	(2.92)%

Net assets, end of year (in 000s)	$149,465	$154,771	$131,635	$150,768	$172,910

Ratio of net expenses to average net assets	0.43%	0.44%	0.44%	0.43%	0.41%

Ratio of total expenses to average net assets	0.49%	0.48%	0.48%	0.47%	0.45%

Ratio of net investment income to average net assets	4.06%	3.99%	3.32%	2.46%	0.89%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.76	$9.58	$9.46	$9.74	$10.16

Net investment income(a)	0.40	0.38	0.31	0.24	0.09

Net realized and unrealized gain (loss)	0.03	0.19	0.13	(0.28)	(0.37)

Total from investment operations	0.43	0.57	0.44	(0.04)	(0.28)

Distributions to shareholders from net investment income	(0.42)	(0.39)	(0.32)	(0.14)	(0.09)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)

Total distributions	(0.42)	(0.39)	(0.32)	(0.24)	(0.14)

Net asset value, end of year	$9.77	$9.76	$9.58	$9.46	$9.74

Total return(b)	4.58%	6.07%	4.70%	(0.37)%	(2.89)%

Net assets, end of year (in 000s)	$34,913	$34,049	$40,149	$64,060	$23,825

Ratio of net expenses to average net assets	0.47%	0.50%	0.50%	0.49%	0.47%

Ratio of total expenses to average net assets	0.57%	0.56%	0.56%	0.55%	0.53%

Ratio of net investment income to average net assets	4.02%	3.94%	3.25%	2.50%	0.85%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.76	$9.58	$9.45	$9.73	$10.16

Net investment income(a)	0.40	0.39	0.30	0.23	0.11

Net realized and unrealized gain (loss)	0.04	0.19	0.15	(0.26)	(0.40)

Total from investment operations	0.44	0.58	0.45	(0.03)	(0.29)

Distributions to shareholders from net investment income	(0.43)	(0.40)	(0.32)	(0.15)	(0.09)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)

Total distributions	(0.43)	(0.40)	(0.32)	(0.25)	(0.14)

Net asset value, end of year	$9.77	$9.76	$9.58	$9.45	$9.73

Total return(b)	4.53%	6.15%	4.88%	(0.31)%	(2.92)%

Net assets, end of year (in 000s)	$6,809	$5,782	$6,065	$81,479	$56,824

Ratio of net expenses to average net assets	0.42%	0.43%	0.43%	0.42%	0.40%

Ratio of total expenses to average net assets	0.48%	0.47%	0.47%	0.46%	0.44%

Ratio of net investment income to average net assets	4.07%	4.00%	3.24%	2.47%	1.07%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.77	$9.59	$9.46	$9.74	$10.16

Net investment income(a)	0.35	0.33	0.26	0.17	0.04

Net realized and unrealized gain (loss)	0.03	0.19	0.14	(0.26)	(0.38)

Total from investment operations	0.38	0.52	0.40	(0.09)	(0.34)

Distributions to shareholders from net investment income	(0.37)	(0.34)	(0.27)	(0.11)	(0.05)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.08)	(0.02)

Total distributions	(0.37)	(0.34)	(0.27)	(0.19)	(0.08)

Net asset value, end of year	$9.78	$9.77	$9.59	$9.46	$9.74

Total return(b)	4.06%	5.54%	4.30%	(0.87)%	(3.38)%

Net assets, end of year (in 000s)	$32	$30	$25	$30	$161

Ratio of net expenses to average net assets	0.98%	1.01%	1.00%	0.99%	0.97%

Ratio of total expenses to average net assets	1.07%	1.06%	1.05%	1.05%	1.03%

Ratio of net investment income to average net assets	3.52%	3.41%	2.77%	1.82%	0.38%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Bond Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.76	$9.58	$9.45	$9.74	$10.16

Net investment income(a)	0.40	0.39	0.32	0.22	0.09

Net realized and unrealized gain (loss)	0.04	0.19	0.13	(0.26)	(0.37)

Total from investment operations	0.44	0.58	0.45	(0.04)	(0.28)

Distributions to shareholders from net investment income	(0.43)	(0.40)	(0.32)	(0.15)	(0.09)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Distributions to shareholders from return of capital	—	—	—	(0.10)	(0.04)

Total distributions	(0.43)	(0.40)	(0.32)	(0.25)	(0.14)

Net asset value, end of year	$9.77	$9.76	$9.58	$9.45	$9.74

Total return(b)	4.53%	6.15%	4.77%	(0.30)%	(2.82)%

Net assets, end of year (in 000s)	$1,053,623	$1,011,164	$1,007,371	$1,104,122	$2,148,459

Ratio of net expenses to average net assets	0.42%	0.43%	0.43%	0.42%	0.40%

Ratio of total expenses to average net assets	0.48%	0.47%	0.47%	0.46%	0.44%

Ratio of net investment income to average net assets	4.07%	4.01%	3.33%	2.37%	0.94%

Portfolio turnover rate(c)	141%	227%	286%	181%	240%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.38	$9.20	$9.26	$9.52	$10.00

Net investment income (loss)(a)	0.28	0.26	0.25	0.14	(0.04)

Net realized and unrealized gain (loss)	—	0.18	(0.05)	(0.25)	(0.41)

Total from investment operations	0.28	0.44	0.20	(0.11)	(0.45)

Distributions to shareholders from net investment income	(0.28)	(0.26)	(0.26)	(0.15)	(0.03)

Net asset value, end of year	$9.38	$9.38	$9.20	$9.26	$9.52

Total return(b)	3.04%	4.77%	2.26%	(1.22)%	(4.39)%

Net assets, end of year (in 000s)	$47,391	$49,316	$51,300	$60,857	$70,980

Ratio of net expenses to average net assets	0.81%	0.81%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets	0.92%	0.92%	0.92%	0.90%	0.88%

Ratio of net investment income (loss) to average net assets	3.00%	2.82%	2.74%	1.48%	(0.39)%

Portfolio turnover rate(c)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.30	$9.13	$9.18	$9.45	$9.93

Net investment income (loss)(a)	0.24	0.22	0.21	0.10	(0.08)

Net realized and unrealized gain (loss)	—	0.17	(0.04)	(0.26)	(0.39)

Total from investment operations	0.24	0.39	0.17	(0.16)	(0.47)

Distributions to shareholders from net investment income	(0.24)	(0.22)	(0.22)	(0.11)	(0.01)

Net asset value, end of year	$9.30	$9.30	$9.13	$9.18	$9.45

Total return(b)	2.63%	4.37%	1.85%	(1.64)%	(4.77)%

Net assets, end of year (in 000s)	$2,279	$2,573	$3,783	$6,088	$8,916

Ratio of net expenses to average net assets	1.21%	1.21%	1.21%	1.21%	1.21%

Ratio of total expenses to average net assets	1.67%	1.67%	1.67%	1.65%	1.63%

Ratio of net investment income (loss) to average net assets	2.60%	2.43%	2.33%	1.06%	(0.78)%

Portfolio turnover rate(c)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.34	$9.17	$9.23	$9.49	$9.97

Net investment income (loss)(a)	0.31	0.29	0.28	0.17	(0.01)

Net realized and unrealized gain (loss)	—	0.17	(0.06)	(0.25)	(0.41)

Total from investment operations	0.31	0.46	0.22	(0.08)	(0.42)

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.28)	(0.18)	(0.06)

Net asset value, end of year	$9.34	$9.34	$9.17	$9.23	$9.49

Total return(b)	3.38%	5.13%	2.48%	(0.80)%	(4.09)%

Net assets, end of year (in 000s)	$171,112	$193,174	$215,245	$225,558	$305,174

Ratio of net expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of total expenses to average net assets	0.59%	0.59%	0.59%	0.57%	0.55%

Ratio of net investment income (loss) to average net assets	3.33%	3.15%	3.07%	1.79%	(0.06)%

Portfolio turnover rate(c)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.33	$9.16	$9.22	$9.48	$9.95

Net investment income (loss)(a)	0.27	0.25	0.23	0.13	(0.05)

Net realized and unrealized gain (loss)	—	0.17	(0.05)	(0.25)	(0.40)

Total from investment operations	0.27	0.42	0.18	(0.12)	(0.45)

Distributions to shareholders from net investment income	(0.27)	(0.25)	(0.24)	(0.14)	(0.02)

Net asset value, end of year	$9.33	$9.33	$9.16	$9.22	$9.48

Total return(b)	2.87%	4.61%	2.08%	(1.40)%	(4.56)%

Net assets, end of year (in 000s)	$13,605	$14,822	$15,314	$18,289	$17,521

Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.09%	1.09%	1.09%	1.07%	1.05%

Ratio of net investment income (loss) to average net assets	2.83%	2.65%	2.57%	1.36%	(0.53)%

Portfolio turnover rate(c)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.39	$9.21	$9.27	$9.53	$10.01

Net investment income (loss)(a)	0.31	0.29	0.27	0.17	(0.01)

Net realized and unrealized gain (loss)	—	0.18	(0.05)	(0.25)	(0.41)

Total from investment operations	0.31	0.47	0.22	(0.08)	(0.42)

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.28)	(0.18)	(0.06)

Net asset value, end of year	$9.39	$9.39	$9.21	$9.27	$9.53

Total return(b)	3.30%	5.03%	2.51%	(0.97)%	(4.15)%

Net assets, end of year (in 000s)	$15,147	$16,530	$28,339	$35,606	$27,635

Ratio of net expenses to average net assets	0.56%	0.56%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets	0.67%	0.67%	0.67%	0.65%	0.63%

Ratio of net investment income (loss) to average net assets	3.25%	3.07%	2.98%	1.83%	(0.13)%

Portfolio turnover rate(c)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.35	$9.17	$9.23	$9.49	$9.97

Net investment income(a)	0.31	0.29	0.28	0.17	—(b)

Net realized and unrealized gain (loss)	—	0.18	(0.05)	(0.25)	(0.41)

Total from investment operations	0.31	0.47	0.23	(0.08)	(0.41)

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.29)	(0.18)	(0.07)

Net asset value, end of year	$9.35	$9.35	$9.17	$9.23	$9.49

Total return(c)	3.39%	5.14%	2.60%	(0.89)%	(3.98)%

Net assets, end of year (in 000s)	$13,843	$12,005	$15,608	$13,995	$13,385

Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.47%

Ratio of total expenses to average net assets	0.57%	0.58%	0.58%	0.56%	0.54%

Ratio of net investment income (loss) to average net assets	3.35%	3.17%	3.09%	1.86%	(0.02)%

Portfolio turnover rate(d)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration Government Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.34	$9.17	$9.22	$9.49	$9.96

Net investment income(a)	0.31	0.29	0.28	0.17	—(b)

Net realized and unrealized gain (loss)	—	0.17	(0.04)	(0.26)	(0.40)

Total from investment operations	0.31	0.46	0.24	(0.09)	(0.40)

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.29)	(0.18)	(0.07)

Net asset value, end of year	$9.34	$9.34	$9.17	$9.22	$9.49

Total return(c)	3.39%	5.14%	2.60%	(0.89)%	(4.08)%

Net assets, end of year (in 000s)	$237,361	$149,319	$149,238	$178,078	$246,221

Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.47%

Ratio of total expenses to average net assets	0.57%	0.58%	0.58%	0.56%	0.54%

Ratio of net investment income (loss) to average net assets	3.35%	3.16%	3.08%	1.83%	(0.03)%

Portfolio turnover rate(d)	643%	913%	782%	655%	466%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.10	$10.07	$10.02	$10.01	$10.07

Net investment income(a)	0.41	0.48	0.51	0.23	—(b)

Net realized and unrealized gain (loss)	—	0.03	0.05	0.02	(0.05)

Total from investment operations	0.41	0.51	0.56	0.25	(0.05)

Distributions to shareholders from net investment income	(0.41)	(0.48)	(0.51)	(0.24)	(0.01)

Net asset value, end of year	$10.10	$10.10	$10.07	$10.02	$10.01

Total return(c)	4.18%	5.19%	5.68%	2.57%	(0.54)%

Net assets, end of year (in 000s)	$138,963	$89,054	$50,595	$33,870	$50,104

Ratio of net expenses to average net assets	0.47%	0.46%	0.47%	0.47%	0.44%

Ratio of total expenses to average net assets	0.55%	0.55%	0.56%	0.55%	0.54%

Ratio of net investment income to average net assets	4.03%	4.74%	5.06%	2.31%	—%(d)

Portfolio turnover rate(e)	115%	117%	180%	86%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Amount is less than 0.005% per share.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.11	$10.08	$10.03	$10.01	$10.07

Net investment income(a)	0.43	0.51	0.53	0.24	0.02

Net realized and unrealized gain (loss)	0.01	0.03	0.05	0.05	(0.05)

Total from investment operations	0.44	0.54	0.58	0.29	(0.03)

Distributions to shareholders from net investment income	(0.44)	(0.51)	(0.53)	(0.27)	(0.03)

Net asset value, end of year	$10.11	$10.11	$10.08	$10.03	$10.01

Total return(b)	4.41%	5.43%	5.92%	2.90%	(0.32)%

Net assets, end of year (in 000s)	$603,356	$767,057	$927,495	$950,889	$1,954,768

Ratio of net expenses to average net assets	0.24%	0.23%	0.24%	0.24%	0.22%

Ratio of total expenses to average net assets	0.32%	0.32%	0.33%	0.32%	0.31%

Ratio of net investment income to average net assets	4.29%	5.03%	5.27%	2.39%	0.22%

Portfolio turnover rate(c)	115%	117%	180%	86%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.11	$10.08	$10.02	$10.01	$10.07

Net investment income(a)	0.43	0.50	0.52	0.29	0.01

Net realized and unrealized gain (loss)	—	0.03	0.06	(0.02)	(0.05)

Total from investment operations	0.43	0.53	0.58	0.27	(0.04)

Distributions to shareholders from net investment income	(0.43)	(0.50)	(0.52)	(0.26)	(0.02)

Net asset value, end of year	$10.11	$10.11	$10.08	$10.02	$10.01

Total return(b)	4.43%	5.24%	5.94%	2.72%	(0.40)%

Net assets, end of year (in 000s)	$381,884	$332,776	$247,017	$248,024	$112,830

Ratio of net expenses to average net assets	0.32%	0.31%	0.32%	0.32%	0.30%

Ratio of total expenses to average net assets	0.40%	0.40%	0.41%	0.40%	0.39%

Ratio of net investment income to average net assets	4.20%	4.92%	5.20%	2.89%	0.15%

Portfolio turnover rate(c)	115%	117%	180%	86%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.11	$10.08	$10.02	$10.01	$10.08

Net investment income(a)	0.43	0.51	0.53	0.22	0.02

Net realized and unrealized gain (loss)	0.01	0.03	0.06	0.06	(0.06)

Total from investment operations	0.44	0.54	0.59	0.28	(0.04)

Distributions to shareholders from net investment income	(0.44)	(0.51)	(0.53)	(0.27)	(0.03)

Net asset value, end of year	$10.11	$10.11	$10.08	$10.02	$10.01

Total return(b)	4.53%	5.34%	6.03%	2.81%	(0.41)%

Net assets, end of year (in 000s)	$113,398	$110,806	$93,343	$72,414	$180,045

Ratio of net expenses to average net assets	0.23%	0.22%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.31%	0.31%	0.32%	0.31%	0.30%

Ratio of net investment income to average net assets	4.30%	5.01%	5.29%	2.22%	0.24%

Portfolio turnover rate(c)	115%	117%	180%	86%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short-Term Conservative Income Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.10	$10.07	$10.02	$10.00	$10.07

Net investment income(a)	0.43	0.51	0.53	0.24	0.02

Net realized and unrealized gain (loss)	0.01	0.03	0.05	0.05	(0.06)

Total from investment operations	0.44	0.54	0.58	0.29	(0.04)

Distributions to shareholders from net investment income	(0.44)	(0.51)	(0.53)	(0.27)	(0.03)

Net asset value, end of year	$10.10	$10.10	$10.07	$10.02	$10.00

Total return(b)	4.42%	5.44%	5.93%	2.91%	(0.41)%

Net assets, end of year (in 000s)	$791,764	$729,591	$649,480	$802,487	$1,716,714

Ratio of net expenses to average net assets	0.23%	0.22%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.31%	0.31%	0.32%	0.31%	0.30%

Ratio of net investment income to average net assets	4.29%	5.02%	5.28%	2.40%	0.23%

Portfolio turnover rate(c)	115%	117%	180%	86%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.93	$8.84	$9.06	$9.87	$10.56

Net investment income (loss)(a)	0.30	0.32	0.30	0.20	(0.01)

Net realized and unrealized gain (loss)	0.15	0.12	(0.20)	(0.77)	(0.57)

Total from investment operations	0.45	0.44	0.10	(0.57)	(0.58)

Distributions to shareholders from net investment income	(0.33)	(0.35)	(0.32)	(0.24)	(0.10)

Distributions to shareholders from return of capital	— (b)	— (b)	—	—	(0.01)

Total distributions	(0.33)	(0.35)	(0.32)	(0.24)	(0.11)

Net asset value, end of year	$9.05	$8.93	$8.84	$9.06	$9.87

Total return(c)	5.02%	5.05%	1.15%	(5.73)%	(5.48)%

Net assets, end of year (in 000s)	$38,378	$5,754	$14,053	$19,159	$30,488

Ratio of net expenses to average net assets	0.78%	0.78%	0.79%	0.78%	0.77%

Ratio of total expenses to average net assets	0.88%	0.93%	0.91%	0.88%	0.84%

Ratio of net investment income (loss) to average net assets	3.36%	3.66%	3.35%	2.12%	(0.08)%

Portfolio turnover rate(d)	1,219%	1,896%	1,369%	1,386%	1,242%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.96	$8.87	$9.08	$9.89	$10.58

Net investment income(a)	0.34	0.35	0.32	0.24	0.02

Net realized and unrealized gain (loss)	0.13	0.12	(0.18)	(0.78)	(0.57)

Total from investment operations	0.47	0.47	0.14	(0.54)	(0.55)

Distributions to shareholders from net investment income	(0.36)	(0.38)	(0.35)	(0.27)	(0.13)

Distributions to shareholders from return of capital	— (b)	— (b)	—	—	(0.01)

Total distributions	(0.36)	(0.38)	(0.35)	(0.27)	(0.14)

Net asset value, end of year	$9.07	$8.96	$8.87	$9.08	$9.89

Total return(c)	5.37%	5.51%	1.49%	(5.40)%	(5.24)%

Net assets, end of year (in 000s)	$76,301	$47,481	$41,265	$65,787	$66,445

Ratio of net expenses to average net assets	0.45%	0.45%	0.46%	0.45%	0.44%

Ratio of total expenses to average net assets	0.58%	0.61%	0.58%	0.55%	0.51%

Ratio of net investment income to average net assets	3.80%	3.97%	3.66%	2.56%	0.16%

Portfolio turnover rate(d)	1,219%	1,896%	1,369%	1,386%	1,242%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Separate Account Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.93	$8.84	$9.06	$9.87	$10.56

Net investment income(a)	0.35	0.35	0.32	0.23	0.03

Net realized and unrealized gain (loss)	0.13	0.12	(0.19)	(0.77)	(0.58)

Total from investment operations	0.48	0.47	0.13	(0.54)	(0.55)

Distributions to shareholders from net investment income	(0.36)	(0.38)	(0.35)	(0.27)	(0.13)

Distributions to shareholders from return of capital	— (b)	— (b)	—	—	(0.01)

Total distributions	(0.36)	(0.38)	(0.35)	(0.27)	(0.14)

Net asset value, end of year	$9.05	$8.93	$8.84	$9.06	$9.87

Total return(c)	5.50%	5.41%	1.49%	(5.41)%	(5.25)%

Net assets, end of year (in 000s)	$76,086	$77,118	$91,446	$97,749	$115,063

Ratio of net expenses to average net assets	0.44%	0.44%	0.45%	0.44%	0.43%

Ratio of total expenses to average net assets	0.58%	0.59%	0.57%	0.54%	0.50%

Ratio of net investment income to average net assets	3.83%	3.99%	3.69%	2.54%	0.25%

Portfolio turnover rate(d)	1,219%	1,896%	1,369%	1,386%	1,242%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout The Period

U.S. Mortgages Fund

Service Shares

Period Ended

March 31, 2026(a)

Per Share Data

Net asset value, beginning of period	$9.20

Net investment income(b)	0.03

Net realized and unrealized loss	(0.14)

Total from investment operations	(0.11)

Distributions to shareholders from net investment income	(0.04)

Distributions to shareholders from return of capital	—(c)

Total distributions	(0.04)

Net asset value, end of period	$9.05

Total return(d)	(1.35)%

Net assets, end of period (in 000s)	$17,773

Ratio of net expenses to average net assets	0.94%(e)

Ratio of total expenses to average net assets	0.97%(e)

Ratio of net investment income to average net assets	2.94%(e)

Portfolio turnover rate(f)	1,219%

(a)	Commenced operations on February 20, 2026.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.95	$8.86	$9.08	$9.89	$10.58

Net investment income(a)	0.34	0.35	0.32	0.23	0.01

Net realized and unrealized gain (loss)	0.13	0.11	(0.20)	(0.77)	(0.57)

Total from investment operations	0.47	0.46	0.12	(0.54)	(0.56)

Distributions to shareholders from net investment income	(0.35)	(0.37)	(0.34)	(0.27)	(0.12)

Distributions to shareholders from return of capital	— (b)	— (b)	—	—	(0.01)

Total distributions	(0.35)	(0.37)	(0.34)	(0.27)	(0.13)

Net asset value, end of year	$9.07	$8.95	$8.86	$9.08	$9.89

Total return(c)	5.40%	5.31%	1.52%	(5.58)%	(5.32)%

Net assets, end of year (in 000s)	$25,359	$30,810	$26,297	$25,775	$30,695

Ratio of net expenses to average net assets	0.53%	0.53%	0.54%	0.53%	0.52%

Ratio of total expenses to average net assets	0.67%	0.69%	0.66%	0.63%	0.59%

Ratio of net investment income to average net assets	3.76%	3.89%	3.60%	2.45%	0.10%

Portfolio turnover rate(d)	1,219%	1,896%	1,369%	1,386%	1,242%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.95	$8.86	$9.08	$9.89	$10.58

Net investment income(a)	0.35	0.35	0.33	0.24	0.05

Net realized and unrealized gain (loss)	0.13	0.12	(0.20)	(0.78)	(0.60)

Total from investment operations	0.48	0.47	0.13	(0.54)	(0.55)

Distributions to shareholders from net investment income	(0.36)	(0.38)	(0.35)	(0.27)	(0.13)

Distributions to shareholders from return of capital	— (b)	— (b)	—	—	(0.01)

Total distributions	(0.36)	(0.38)	(0.35)	(0.27)	(0.14)

Net asset value, end of year	$9.07	$8.95	$8.86	$9.08	$9.89

Total return(c)	5.49%	5.40%	1.50%	(5.39)%	(5.23)%

Net assets, end of year (in 000s)	$18,553	$10,236	$11,969	$17,665	$19,337

Ratio of net expenses to average net assets	0.44%	0.44%	0.45%	0.44%	0.43%

Ratio of total expenses to average net assets	0.57%	0.59%	0.57%	0.54%	0.50%

Ratio of net investment income to average net assets	3.81%	3.99%	3.68%	2.56%	0.47%

Portfolio turnover rate(d)	1,219%	1,896%	1,369%	1,386%	1,242%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout The Period

U.S. Mortgages Fund

Class R Shares

Period Ended March 31, 2026(a)

Per Share Data

Net asset value, beginning of period	$9.20

Net investment income(b)	0.03

Net realized and unrealized loss	(0.15)

Total from investment operations	(0.12)

Distributions to shareholders from net investment income	(0.03)

Distributions to shareholders from return of capital	—(c)

Total distributions	(0.03)

Net asset value, end of period	$9.05

Total return(d)	(1.29)%

Net assets, end of period (in 000s)	$9,395

Ratio of net expenses to average net assets	1.02%(e)

Ratio of total expenses to average net assets	1.05%(e)

Ratio of net investment income to average net assets	2.86%(e)

Portfolio turnover rate(f)	1,219%

(a)	Commenced operations on February 20, 2026.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	U.S. Mortgages Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.95	$8.86	$9.07	$9.89	$10.58

Net investment income(a)	0.33	0.36	0.33	0.25	0.02

Net realized and unrealized gain (loss)	0.15	0.11	(0.19)	(0.80)	(0.57)

Total from investment operations	0.48	0.47	0.14	(0.55)	(0.55)

Distributions to shareholders from net investment income	(0.36)	(0.38)	(0.35)	(0.27)	(0.13)

Distributions to shareholders from return of capital	— (b)	— (b)	—	—	(0.01)

Total distributions	(0.36)	(0.38)	(0.35)	(0.27)	(0.14)

Net asset value, end of year	$9.07	$8.95	$8.86	$9.07	$9.89

Total return(c)	5.38%	5.40%	1.61%	(5.50)%	(5.23)%

Net assets, end of year (in 000s)	$32,186	$2,686	$6,394	$6,959	$4,471

Ratio of net expenses to average net assets	0.43%	0.44%	0.45%	0.44%	0.43%

Ratio of total expenses to average net assets	0.52%	0.59%	0.57%	0.55%	0.50%

Ratio of net investment income to average net assets	3.63%	4.02%	3.69%	2.78%	0.17%

Portfolio turnover rate(d)	1,219%	1,896%	1,369%	1,386%	1,242%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements March 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Enhanced Income Fund	A, Administration, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Inflation Protected Securities Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Bond Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Short Duration Government Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs Short-Term Conservative Income Fund	A, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Mortgages Fund	A, Institutional, Service, Separate Account Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds are sold with a front-end sales charge of up to 3.75%, 1.50%, 1.50% and 3.75%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Bond and Short Duration Government Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income and Short-Term Conservative Income Funds are not subject to a sales charge. Similarly, Administration, Institutional, Service, Separate Account Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the

98

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Enhanced Income Fund	Daily/Monthly	Annually

Inflation Protected Securities Fund	Quarterly/Quarterly	Annually

Short Duration Bond Fund	Daily/Monthly	Annually

Short Duration Government Fund	Daily/Monthly	Annually

Short-Term Conservative Income Fund	Daily/Monthly	Annually

U.S. Mortgages Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as

99

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value

100

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vi. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$289,722,302	$—

Asset-Backed Securities	—	94,243,606	—

U.S. Treasury Obligations	35,482,859	—	—

Mortgage-Backed Obligations	—	24,883,437	—

Agency Debentures	—	13,137,283	—

Sovereign Debt Obligations	—	2,302,090	—

Investment Company	121	—	—

Short-term Investments	—	19,779,958	—

Total	$35,482,980	$444,068,676	$—

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ENHANCED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$46,458	$—

Futures Contracts	106,661	—	—

Interest Rate Swap Contracts	—	931,891	—

Total	$106,661	$978,349	$—

Liabilities(a)

Futures Contracts	$(372,840)	$—	$—

Interest Rate Swap Contracts	—	(648,865)	—

Total	$(372,840)	$(648,865)	$—

INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$210,713,799	$—	$—

Investment Company	11,124,785	—	—

Total	$221,838,584	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$857,435	$—	$—

Interest Rate Swap Contracts	—	535,304	—

Total	$857,435	$535,304	$—

Liabilities(a)

Futures Contracts	$(927,837)	$—	$—

Interest Rate Swap Contracts	—	(1,013,734)	—

Total	$(927,837)	$(1,013,734)	$—

105

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION BOND FUND
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$594,760,301	$—

Mortgage-Backed Obligations	—	272,347,282	—

Asset-Backed Securities	—	219,303,382	—

U.S. Treasury Obligations	110,331,951	—	—

Agency Debentures	—	25,971,460	—

Sovereign Debt Obligations	—	21,911,124	—

Municipal Debt Obligations	—	1,493,790	—

Common Stock and/or Other Equity Investments(b)

Asia	—	2,393	—

Investment Company	1,612	—	—

Short-term Investments	—	76,696,035	—

Total	$110,333,563	$1,212,485,767	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(14,031,665)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,275,080	$—

Futures Contracts(a)	708,243	—	—

Interest Rate Swap Contracts(a)	—	5,263,998	—

Credit Default Swap Contracts(a)	—	613,205	—

Purchased Option Contracts	—	202,834	—

Total	$708,243	$8,355,117	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,423,424)	$—

Futures Contracts(a)	(5,274,795)	—	—

Interest Rate Swap Contracts(a)	—	(2,715,315)	—

Credit Default Swap Contracts(a)	—	(1,187,368)	—

Written Option Contracts	—	(21,847)	—

Total	$(5,274,795)	$(5,347,954)	$—

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$293,405,620	$—	$—

Mortgage-Backed Obligations	—	232,878,670	—

Agency Debentures	—	19,396,050	—

Investment Company	42,515,853	—	—

Total	$335,921,473	$252,274,720	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(56,518,396)	$—

Derivative Type

Assets(a)

Futures Contracts	$1,400,631	$—	$—

Interest Rate Swap Contracts	—	445,216	—

Total	$1,400,631	$445,216	$—

Liabilities(a)

Futures Contracts	$(2,146,317)	$—	$—

Interest Rate Swap Contracts	—	(76,465)	—

Total	$(2,146,317)	$(76,465)	$—

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,316,816,314	$—

U.S. Treasury Obligations	78,600,136	—	—

Asset-Backed Securities	—	50,447,981	—

Investment Company	117,194,758	—	—

Short-term Investments	—	472,832,650	—

Total	$195,794,894	$1,840,096,945	$—

107

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES FUND
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$372,422,256	$—

U.S. Treasury Obligations	6,375,709	—	—

Asset-Backed Securities	—	5,467,993	—

Investment Company	5,276,280	—	—

Total	$11,651,989	$377,890,249	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(36,352,639)	$—

Derivative Type

Assets(a)

Futures Contracts	$166,952	$—	$—

Interest Rate Swap Contracts	—	148,438	—

Total	$166,952	$148,438	$—

Liabilities(a)

Futures Contracts	$(35,260)	$—	$—

Interest Rate Swap Contracts	—	(44,388)	—

Total	$(35,260)	$(44,388)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Enhanced Income Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$46,458		—	$—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	1,038,552	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(1,021,705	)(a)

Total		$1,085,010			$(1,021,705)

108

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Inflation Protected Securities Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$1,392,739	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(1,941,571	)(a)

Short Duration Bond Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$613,205	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(1,187,368	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,275,080		Payable for unrealized loss on forward foreign currency exchange contracts	(1,423,424)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	6,175,075	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(8,011,957	)(a)

Total		$9,063,360			$(10,622,749)

Short Duration Government Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$1,845,847	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(2,222,782	)(a)

U.S. Mortgages Fund
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$315,390	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(79,648	)(a)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts includes $9,386 for the Short Duration Bond Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(269,198)	$175,147

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(2,199,803)	480,097

Total		$(2,469,001)	$655,244

Inflation Protected Securities Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$922,756	$(636,707)

Short Duration Bond Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$4,453,885	$(998,003)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(2,395,749)	1,100,883

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	2,426,122	(4,563,004)

Total		$4,484,258	$(4,460,124)

Short Duration Government Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$(1,383,259)	$(419,467)

110

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Mortgages Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(6,186)	$9,005

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(24,162)	24,251

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(403,533)	404,652

Total		$(433,881)	$437,908

For the fiscal year ended March 31, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions	Written Swaptions

Enhanced Income Fund	932	$2,180,877	$520,497,500	$—	$—

Inflation Protected Securities Fund	1,024	—	235,676,667	4,090,000	4,220,000

Short Duration Bond Fund	4,764	439,120,750	2,209,706,208	87,670,322	34,896,425

Short Duration Government Fund	2,331	—	209,648,333	—	—

U.S. Mortgages Fund	155	—	61,351,796	2,086,667	1,250,000

(a)

Amounts disclosed represent weighted average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended March 31, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended March 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion

Enhanced Income Fund	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.25%

Inflation Protected Securities Fund	0.26	0.23	0.22	0.22	0.21	0.26	0.26

Short Duration Bond Fund	0.40	0.36	0.34	0.33	0.32	0.39	0.39

Short Duration Government Fund	0.44	0.40	0.38	0.37	0.36	0.44	0.44

Short-Term Conservative Income Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.19*

U.S. Mortgages Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2026.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the fiscal year ended March 31, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Income Fund	$11,356

Inflation Protected Securities Fund	6,962

Short Duration Bond Fund	56,561

Short Duration Government Fund	17,385

Short-Term Conservative Income Fund	159,003

U.S. Mortgages Fund	7,387

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

112

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Service	Class R*

Enhanced Income Fund	0.15%	—%	0.25%	—%

Inflation Protected Securities Fund	0.25	0.75	—	0.50

Short Duration Bond Fund	0.25	0.75	—	0.50

Short Duration Government Fund	0.25	0.75	0.25	—

Short-Term Conservative Income Fund	0.15	—	—	—

U.S. Mortgages Fund	0.25	—	0.25	0.50

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Bond Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets. These arrangements will remain in place through at least July 29, 2026, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. These fee waivers may be modified or terminated by Goldman Sachs at its discretion and without shareholder approval after such date, although Goldman Sachs does not presently intend to do so.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Inflation Protected Securities Fund	$ 614

Short Duration Bond Fund	1,700

Short Duration Government Fund	418

U.S. Mortgages Fund	2,048

During the fiscal year ended March 31, 2026, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to

113

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an annual percentage rate of 0.25%, 0.25% and 0.25% of the average daily net assets attributable to Administration, Class C and Service Shares of the Funds, as applicable.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Administration, Institutional, Service Shares and 0.03% of the average daily net assets with respect to the U.S. Mortgages Fund’s Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Short Duration Bond Fund. This arrangement will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to July 29, 2025, Goldman Sachs had agreed to waive a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the Short Duration Bond Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government, Short-Term Conservative Income and U.S. Mortgages Funds are 0.064%, 0.044%, 0.004%, 0.004%, 0.004% and 0.074%, respectively. Prior to July 29, 2025, the Other Expense limitations as an annual percentage rate of average daily net assets for Short Duration Bond Fund was 0.014%. These Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended March 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distributions and Service Fees Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Income Fund	$11,356	$—	$97	$114,172	$125,625

Inflation Protected Securities Fund	6,962	—	424	304,103	311,489

Short Duration Bond Fund	56,561	4,973	45,567	635,239	742,340

Short Duration Government Fund	17,385	8,818	441	469,588	496,232

Short-Term Conservative Income Fund	1,263,714	—	2,582	624,304	1,890,600

U.S. Mortgages Fund	7,387	—	210	235,415	243,012

G. Line of Credit Facility — As of March 31, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000. The facility was changed to $1,550,000,000 on April 10, 2026.

H. Other Transactions with Affiliates — For the fiscal year ended March 31, 2026, Goldman Sachs earned $23,265, $31,774, $131,441, $51,601 and $14,850 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and U.S. Mortgages Funds, respectively.

As of March 31, 2026, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Conservative Allocation Fund	Goldman Sachs Moderate Allocation Fund	Goldman Sachs Collective Trust Tactical Exposure Fund

Inflation Protected Securities Fund	8%	14%	—%

Short-Term Conservative Income Fund	—	—	5

As of March 31, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Service	Class R

Enhanced Income Fund	43%	—%

Short Duration Bond Fund	—	40

The table below shows the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended March 31, 2026:

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Enhanced Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$35,629,321	$399,727,575	$(435,356,775)	$121	121	$280,001

Inflation Protected Securities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,168,972	115,604,642	(107,648,829)	11,124,785	11,124,785	172,276

Short Duration Bond Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	51,061,035	1,369,272,201	(1,420,331,624)	1,612	1,612	1,434,996

Short Duration Government Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	295,992,165	(253,476,312)	42,515,853	42,515,853	449,253

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Short-Term Conservative Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$40,812,045	$2,651,771,645	$(2,575,388,932)	$117,194,758	117,194,758	$3,822,047

U.S. Mortgages Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	675,553	97,028,623	(92,427,896)	5,276,280	5,276,280	175,110

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2026, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Enhanced Income Fund	$113,645,690	$212,168,609	$68,162,925	$219,847,829

Inflation Protected Securities Fund	463,163,032	—	450,725,879	—

Short Duration Bond Fund	1,138,362,306	504,246,341	1,111,673,350	493,642,830

Short Duration Government Fund	2,977,540,048	—	2,899,555,474	—

Short-Term Conservative Income Fund	130,230,071	1,688,265,188	149,334,277	1,583,997,575

U.S. Mortgages Fund	2,748,576,696	17,509,637	2,715,295,848	16,626,640

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Enhanced Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Distributions paid from:

Ordinary income	$23,280,569	$7,986,423	$56,828,207	$15,382,717	$94,998,594	$7,186,115

Total taxable distributions	$23,280,569	$7,986,423	$56,828,207	$15,382,717	$94,998,594	$7,186,115

Tax return of capital	$194,451	$—	$—	$—	$—	$40,639

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7. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Enhanced Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Distributions paid from:

Ordinary income	$22,734,044	$9,880,305	$51,152,518	$14,416,277	$97,730,698	$7,556,799

Total taxable distributions	$22,734,044	$9,880,305	$51,152,518	$14,416,277	$97,730,698	$7,556,799

Tax return of capital	$—	$—	$—	$—	$—	$54,466

As of March 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Undistributed ordinary income — net	$—	$485,988	$230,587	$1,737,632	$206,989	$—

Capital loss carryforwards(1):

Perpetual Short-Term	(11,425,441)	(24,520,077)	(36,166,318)	(26,344,313)	(5,860,515)	(20,772,654)

Perpetual Long-Term	(14,388,032)	(44,335,245)	(73,523,641)	(42,980,502)	(4,890,351)	(17,832,022)

Total capital loss carryforwards	(25,813,473)	(68,855,322)	(109,689,959)	(69,324,815)	(10,750,866)	(38,604,676)

Timing differences (Dividends Payable, Post October Capital Loss Deferral/Late Year Ordinary Loss Deferral and Straddle Loss Deferrals)	$(31,038)	$(1,018,507)	$(1,486,683)	$(2,601,136)	$(67,353)	$(39,942,229)

Unrealized gains (loss) — net	1,143,835	(2,118,877)	8,210,601	(5,491,352)	609,769	(8,452,291)

Total accumulated earnings (loss) net	$(24,700,676)	$(71,506,718)	$(102,735,454)	$(75,679,671)	$(10,001,461)	$(86,999,196)

(1)	The Short Duration Bond and Short-Term Conservative Income Funds utilized $264,957 and $4,333,767, respectively, of capital losses in the current fiscal year.

As of March 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income	U.S. Mortgages

Tax Cost	$478,471,190	$223,408,674	$1,313,101,671	$594,107,662	$2,035,282,070	$399,031,434

Gross unrealized gain	2,294,936	875,701	14,615,547	1,725,810	2,700,564	2,292,726

Gross unrealized loss	(1,151,101)	(2,994,578)	(6,404,946)	(7,217,162)	(2,090,795)	(10,745,017)

Net unrealized gain (loss)	$1,143,835	$(2,118,877)	$8,210,601	$(5,491,352)	$609,769	$(8,452,291)

The difference between GAAP- basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

The U.S. Mortagages Fund reclassed $39,827,367 from distributable earnings to paid-in capital for the year ending March 31, 2026. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from merger related adjustments.

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Notes to Financial Statements (continued) March 31, 2026

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Call/Prepayment Risk — An issuer could exercise its right to pay principal on an obligation held by a Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

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8. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

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Notes to Financial Statements (continued) March 31, 2026

8. OTHER RISKS (continued)

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Mergers and Reorganizations — At a meeting held on December 9, 2025, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition by the Goldman Sachs U.S. Mortgages Fund (“Survivor Fund”) of the assets and liabilities of the Goldman Sachs Government Income Fund (“Acquired Fund”). The acquisition was completed as of the close of business on February 27, 2026.

The reorganization was recommended by the Funds’ investment adviser in connection with an effort to optimize the Goldman Sachs Funds and eliminate overlapping products.

Pursuant to the Reorganization Agreement, the assets and liabilities of the Acquired Fund were transferred in exchange for the Survivor Fund’s Class A, Institutional, Service, Investor, R6, R and P Shares, which were then redistributed to the Acquired Fund’s shareholders, in a tax-free exchange as follows:

Acquired Fund/Survivor Fund	Exchanged Shares of Survivor Fund Issued	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of February 27, 2026

Government Income, Class A/ U.S. Mortgages, Class A	3,654,390	$33,766,560	4,314,841

Government Income, Institutional/ U.S. Mortgages, Institutional	2,143,606	19,871,229	8,754,528

Government Income, Service/ U.S. Mortgages, Service	1,959,421	18,105,050	1,962,837

Government Income, Investor/ U.S. Mortgages, Investor	65,563	607,111	2,724,022

Government Income, Class R6/ U.S. Mortgages, Class R6	674,703	6,247,754	2,007,332

Government Income, Class R/ U.S. Mortgages, Class R	1,069,389	9,881,155	1,070,649

Government Income, Class P/ U.S. Mortgages, Class P	3,456,627	32,008,362	3,587,150

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10. OTHER MATTERS (continued)

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation or depreciation:

Acquired Fund/Survivor Fund	Survivor Fund’s Aggregate Net Assets before Reorganization	Acquired Fund’s Aggregate Net Assets before Reorganization	Survivor Fund’s Aggregate Net Assets Immediately after Reorganization	Acquired Fund’s Unrealized Appreciation (Depreciation)(a)	Acquired Fund’s Capital Loss Carryforward(b)

Government Income Fund/U.S. Mortgages Fund	$180,278,871	$120,487,221	$300,766,092	$(370,139)	$(37,469,718)

(a)

The Survivor Fund has elected to carry forward the assets of the Acquired Fund at the Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation and future realized gain or loss of those acquired assets.

(b)	Due to Fund reorganization, utilization of acquired losses may be substantially limited under the Code.

Pro-Forma Financial Information (Unaudited)

Assuming the acquisition had been completed on April 1, 2025, the Fund’s pro-forma results of operations for the year ended March 31, 2026 are as follows:

Net Investment Income(a)	$2,869,854

Net realized and unrealized gain on investments(b)	$1,853,543

Net increase in net assets from operations	$4,723,397

(a)	$6,857,923 net investment income as reported at March 31, 2026, minus $3,988,069 from Acquired Fund pre-merger net investment income.
(b)

$234,291 realized gain as reported at March 31, 2026, plus $(550,241) pro-forma March 31, 2026 unrealized depreciation, minus $(1,799,354) net realized loss as reported at February 27, 2026, minus $(370,139) in net unrealized loss from Acquired Fund pre-merger.

Because the combined Survivor Fund has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Survivor Fund’s Statement of Operations since February 27, 2026.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	224,777	$2,152,561	171,337	$1,635,751

Reinvestment of distributions	43,653	417,810	42,836	408,300

Shares redeemed	(278,571)	(2,667,104)	(313,319)	(2,981,148)

	(10,141)	(96,733)	(99,146)	(937,097)

Administration Shares

Shares sold	—	—	95	898

Reinvestment of distributions	11,931	114,331	16,097	153,598

Shares redeemed	(73,583)	(706,394)	(263,273)	(2,500,470)

	(61,652)	(592,063)	(247,081)	(2,345,974)

Institutional Shares

Shares sold	5,285,457	50,520,269	3,788,927	36,087,925

Reinvestment of distributions	746,056	7,128,932	732,455	6,971,107

Shares redeemed	(10,910,694)	(104,195,550)	(4,997,960)	(47,458,064)

	(4,879,181)	(46,546,349)	(476,578)	(4,399,032)

Service Shares

Reinvestment of distributions	105	1,005	707	6,717

Shares redeemed	(215)	(2,059)	(27,832)	(265,240)

	(110)	(1,054)	(27,125)	(258,523)

Investor Shares

Shares sold	16,432	156,711	31,562	299,720

Reinvestment of distributions	7,907	75,492	11,251	106,969

Shares redeemed	(134,507)	(1,284,806)	(170,317)	(1,612,857)

	(110,168)	(1,052,603)	(127,504)	(1,206,168)

Class R6 Shares

Shares sold	47,395	453,181	84,131	799,243

Reinvestment of distributions	12,298	117,558	12,635	120,291

Shares redeemed	(82,938)	(793,169)	(105,771)	(1,005,829)

	(23,245)	(222,430)	(9,005)	(86,295)

Class P Shares

Shares sold	5,924,639	56,613,972	17,614,256	167,622,495

Reinvestment of distributions	1,628,506	15,563,178	1,561,950	14,870,817

Shares redeemed	(13,976,628)	(133,509,448)	(11,103,577)	(105,574,841)

	(6,423,483)	(61,332,298)	8,072,629	76,918,471

NET INCREASE (DECREASE)	(11,507,980)	$(109,843,530)	7,086,190	$67,685,382

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	568,629	$5,398,947	556,875	$5,249,623

Reinvestment of distributions	87,029	822,410	99,920	937,615

Shares redeemed	(1,021,877)	(9,662,279)	(1,206,159)	(11,333,378)

	(366,219)	(3,440,922)	(549,364)	(5,146,140)

Class C Shares

Shares sold	14,640	135,750	1,790	16,413

Reinvestment of distributions	2,459	22,635	4,132	37,731

Shares redeemed	(35,797)	(331,925)	(88,521)	(813,023)

	(18,698)	(173,540)	(82,599)	(758,879)

Institutional Shares

Shares sold	1,245,607	12,021,725	2,974,508	28,365,454

Reinvestment of distributions	140,841	1,353,409	142,675	1,361,045

Shares redeemed	(3,428,918)	(32,863,139)	(2,154,476)	(20,551,840)

	(2,042,470)	(19,488,005)	962,707	9,174,659

Investor Shares

Shares sold	4,895,765	46,974,677	246,409	2,344,108

Reinvestment of distributions	105,021	1,001,036	64,974	614,844

Shares redeemed	(897,458)	(8,612,466)	(761,695)	(7,209,760)

	4,103,328	39,363,247	(450,312)	(4,250,808)

Class R6 Shares

Shares sold	1,810,537	17,456,936	5,206,287	49,596,214

Reinvestment of distributions	327,766	3,146,538	470,144	4,473,982

Shares redeemed	(2,029,610)	(19,558,922)	(9,535,679)	(90,931,827)

	108,693	1,044,552	(3,859,248)	(36,861,631)

Class R Shares

Shares sold	505,450	4,767,097	983,983	9,150,556

Reinvestment of distributions	67,688	634,998	74,660	695,961

Shares redeemed	(634,908)	(5,993,582)	(717,326)	(6,700,458)

	(61,770)	(591,487)	341,317	3,146,059

Class P Shares

Shares sold	164,489	1,586,278	368,650	3,537,353

Reinvestment of distributions	60,517	581,091	67,452	643,324

Shares redeemed	(189,194)	(1,822,997)	(627,871)	(5,976,774)

	35,812	344,372	(191,769)	(1,796,097)

NET INCREASE (DECREASE)	1,758,676	$17,058,217	(3,829,268)	$(36,492,837)

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Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Bond Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	4,026,473	$39,598,096	2,921,286	$28,277,030

Reinvestment of distributions	303,239	2,980,528	214,474	2,075,787

Shares redeemed	(1,765,802)	(17,334,080)	(1,579,681)	(15,273,961)

	2,563,910	25,244,544	1,556,079	15,078,856

Class C Shares

Shares sold	32,121	314,356	49,686	480,002

Reinvestment of distributions	5,250	51,539	6,581	63,630

Shares redeemed	(107,816)	(1,057,398)	(69,643)	(671,747)

	(70,445)	(691,503)	(13,376)	(128,115)

Institutional Shares

Shares sold	3,707,032	36,449,883	6,275,489	60,688,454

Reinvestment of distributions	605,476	5,960,619	565,276	5,478,073

Shares redeemed	(4,877,411)	(48,056,872)	(4,721,534)	(45,724,064)

	(564,903)	(5,646,370)	2,119,231	20,442,463

Investor Shares

Shares sold	897,208	8,814,034	2,048,492	19,854,343

Reinvestment of distributions	150,165	1,477,729	151,970	1,471,202

Shares redeemed	(963,954)	(9,473,704)	(2,901,657)	(28,051,053)

	83,419	818,059	(701,195)	(6,725,508)

Class R6 Shares

Shares sold	219,548	2,157,889	91,734	889,910

Reinvestment of distributions	27,934	274,871	25,467	246,608

Shares redeemed	(143,249)	(1,409,885)	(157,754)	(1,529,057)

	104,233	1,022,875	(40,553)	(392,539)

Class R Shares

Shares sold	164	1,598	201,858	1,937,611

Reinvestment of distributions	121	1,194	3,087	29,978

Shares redeemed	(84)	(825)	(204,451)	(1,983,303)

	201	1,967	494	(15,714)

Class P Shares

Shares sold	32,829,005	323,123,965	31,723,376	307,512,875

Reinvestment of distributions	4,612,547	45,386,957	4,272,517	41,376,692

Shares redeemed	(33,242,955)	(326,645,563)	(37,523,163)	(363,342,119)

	4,198,597	41,865,359	(1,527,270)	(14,452,552)

NET INCREASE	6,315,012	$62,614,931	1,393,410	$13,806,891

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	855,999	$8,054,185	1,269,146	$11,832,269

Reinvestment of distributions	91,601	862,418	97,541	905,723

Shares redeemed	(1,152,894)	(10,847,918)	(1,680,449)	(15,624,147)

	(205,294)	(1,931,315)	(313,762)	(2,886,155)

Class C Shares

Shares sold	34,373	320,244	30,589	280,909

Reinvestment of distributions	6,810	63,603	7,559	69,605

Shares redeemed	(72,758)	(680,613)	(175,861)	(1,618,733)

	(31,575)	(296,766)	(137,713)	(1,268,219)

Institutional Shares

Shares sold	5,610,839	52,643,597	5,854,344	54,216,224

Reinvestment of distributions	566,726	5,317,507	653,562	6,049,227

Shares redeemed	(8,538,571)	(80,009,481)	(9,300,003)	(86,128,124)

	(2,361,006)	(22,048,377)	(2,792,097)	(25,862,673)

Service Shares

Shares sold	72,105	677,001	91,782	844,835

Reinvestment of distributions	14,912	139,747	15,854	146,584

Shares redeemed	(217,373)	(2,034,422)	(191,040)	(1,763,674)

	(130,356)	(1,217,674)	(83,404)	(772,255)

Investor Shares

Shares sold	592,901	5,569,676	1,139,840	10,565,830

Reinvestment of distributions	56,117	529,021	83,850	779,713

Shares redeemed	(796,299)	(7,495,489)	(2,538,284)	(23,630,890)

	(147,281)	(1,396,792)	(1,314,594)	(12,285,347)

Class R6 Shares

Shares sold	528,144	4,950,002	478,868	4,437,120

Reinvestment of distributions	45,961	431,415	45,624	422,118

Shares redeemed	(377,310)	(3,540,530)	(941,181)	(8,737,208)

	196,795	1,840,887	(416,689)	(3,877,970)

Class P Shares

Shares sold	17,462,977	163,332,069	1,835,899	16,978,441

Reinvestment of distributions	702,783	6,596,744	501,531	4,642,279

Shares redeemed	(8,737,138)	(82,059,010)	(2,627,509)	(24,268,855)

	9,428,622	87,869,803	(290,079)	(2,648,135)

NET INCREASE (DECREASE)	6,749,905	$62,819,766	(5,348,338)	$(49,600,754)

125

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	9,443,385	$95,477,058	5,980,037	$60,353,114

Reinvestment of distributions	449,989	4,548,909	326,004	3,290,413

Shares redeemed	(4,954,291)	(50,087,362)	(2,512,841)	(25,362,812)

	4,939,083	49,938,605	3,793,200	38,280,715

Institutional Shares

Shares sold	68,889,969	696,760,654	31,110,386	314,219,126

Reinvestment of distributions	3,439,607	34,793,537	3,912,721	39,503,422

Shares redeemed	(88,527,062)	(895,835,263)	(51,156,565)	(516,488,462)

	(16,197,486)	(164,281,072)	(16,133,458)	(162,765,914)

Investor Shares

Shares sold	21,654,616	218,938,316	25,621,073	258,640,808

Reinvestment of distributions	1,547,314	15,649,427	1,424,908	14,384,703

Shares redeemed	(18,345,356)	(185,535,144)	(18,629,998)	(188,133,086)

	4,856,574	49,052,599	8,415,983	84,892,425

Class R6 Shares

Shares sold	15,069	152,181	4,445,617	44,834,064

Reinvestment of distributions	472,610	4,779,810	606,982	6,128,326

Shares redeemed	(232,209)	(2,348,860)	(3,351,364)	(33,866,422)

	255,470	2,583,131	1,701,235	17,095,968

Class P Shares

Shares sold	53,336,522	538,960,446	34,129,243	344,391,333

Reinvestment of distributions	3,385,048	34,208,952	3,305,132	33,337,003

Shares redeemed	(50,573,459)	(511,133,260)	(29,684,420)	(299,484,991)

	6,148,111	62,036,138	7,749,955	78,243,345

NET INCREASE (DECREASE)	1,752	$(670,599)	5,526,915	$55,746,539

126

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Mortgages Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	260,090	$2,361,800	155,464	$1,370,760

Proceeds received in connection with merger	3,654,390	33,766,560	—	—

Reinvestment of distributions	33,762	305,211	34,285	303,924

Shares redeemed	(350,199)	(3,172,632)	(1,134,976)	(10,011,394)

	3,598,043	33,260,939	(945,227)	(8,336,710)

Institutional Shares

Shares sold	2,848,984	25,903,857	1,559,716	13,859,783

Proceeds received in connection with merger	2,143,606	19,871,229	—	—

Reinvestment of distributions	172,358	1,564,320	159,117	1,415,211

Shares redeemed	(2,057,910)	(18,758,971)	(1,071,933)	(9,451,685)

	3,107,038	28,580,435	646,900	5,823,309

Separate Account Institutional Shares

Shares sold	637,542	5,756,634	433,733	3,818,520

Reinvestment of distributions	309,414	2,797,775	385,571	3,418,314

Shares redeemed	(1,173,056)	(10,547,770)	(2,528,136)	(22,362,578)

	(226,100)	(1,993,361)	(1,708,832)	(15,125,744)

Service Shares(a)

Shares sold	40,528	371,410	—	—

Proceeds received in connection with merger	1,959,421	18,105,050	—	—

Reinvestment of distributions	6,039	54,595	—	—

Shares redeemed	(41,353)	(376,837)	—	—

	1,964,635	18,154,218	—	—

Investor Shares

Shares sold	654,837	5,913,174	1,011,746	8,947,048

Proceeds received in connection with merger	65,563	607,111	—	—

Reinvestment of distributions	115,746	1,047,477	135,033	1,200,802

Shares redeemed	(1,481,742)	(13,344,736)	(672,748)	(5,956,846)

	(645,596)	(5,776,974)	474,031	4,191,004

Class R6 Shares

Shares sold	411,253	3,712,779	192,312	1,725,843

Proceeds received in connection with merger	674,703	6,247,754	—	—

Reinvestment of distributions	52,817	478,694	50,827	451,602

Shares redeemed	(236,352)	(2,131,516)	(450,521)	(3,970,753)

	902,421	8,307,711	(207,382)	(1,793,308)

Class R Shares(a)

Shares sold	34,347	313,534	—	—

Proceeds received in connection with merger	1,069,389	9,881,155	—	—

Reinvestment of distributions	2,930	26,519	—	—

Shares redeemed	(68,069)	(619,531)	—	—

	1,038,597	9,601,677	—	—

Class P Shares

Shares sold	36,619	338,318	6,279	55,000

Proceeds received in connection with merger	3,456,627	32,008,362	—	—

Reinvestment of distributions	21,968	198,889	20,336	180,451

Shares redeemed	(265,128)	(2,418,228)	(448,460)	(4,051,893)

	3,250,086	30,127,341	(421,845)	(3,816,442)

NET INCREASE (DECREASE)	12,989,124	$120,261,986	(2,162,355)	$(19,057,891)

(a)	Commenced operations on February 20, 2026.

127

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund and Goldman Sachs U.S. Mortgages Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short-Term Conservative Income Fund and Goldman Sachs U.S. Mortgages Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 22, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

128

Short Duration and Government Fixed Income Funds Tax Information (Unaudited)

Pursuant to Section 871(k) of the Internal Revenue Code, the Inflation Protected Securities Fund designates $7,986,423 as interest-related dividends paid during the fiscal year ended March 31, 2026.

For the fiscal year ended March 31, 2026, the Enhanced Income, Inflation Protected Securities, Short Duration Government, Short Duration Bond, Short-Term Conservative Income, and U.S. Mortgages Funds designate 99.06%, 94.31%, 100%, 93.55%, 99.88%, 99.74% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

129

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman*

*Effective April 1, 2026.

OFFICERS
James A. McNamara, *President and Principal Executive Officer*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2026 Goldman Sachs. All rights reserved. SDFIAR-26

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Cheryl K. Beebe Officer Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer John G. Chou Robert Griffith, Secretary Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. SDFIAR-26

Goldman Sachs Funds Annual Financial Statements March 31, 2026 Single Sector Fixed Income Funds Goldman Sachs Emerging Markets Credit Fund Goldman Sachs Emerging Markets Debt Fund Goldman Sachs High Yield Fund Goldman Sachs High Yield Floating Rate Fund Goldman Sachs Investment Grade Credit Fund Goldman Sachs Short Duration High Yield Fund

Goldman Sachs Single Sector Fixed Income Funds

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.1%

Angola(a)(b) – 1.0%
Azule Energy Finance PLC (NR/B2)
$200,000	8.125%		01/23/30	$201,960

Argentina(a) – 3.8%
Arcor SAIC (NR/NR)
80,000	7.600	(b)	07/31/33	81,771
Pluspetrol SA (NR/B1)
80,000	8.500	(b)	05/30/32	83,080
Tecpetrol SA (NR/B1)
90,000	7.625	(b)	11/03/30	90,901
Telecom Argentina SA (NR/B2)
80,000	8.500	(b)	01/20/36	79,976
Telecom Argentina SA (NR/NR)
90,000	9.250	(b)	05/28/33	93,185
Vista Energy Argentina SAU (NR/NR)
70,000	8.500	(b)	06/10/33	73,210
YPF SA (B-/B2)
60,000	8.250	(b)	01/17/34	61,143
10,000	8.250		01/17/34	10,191
YPF SA (NR/B2)
190,000	9.500	(b)	01/17/31	199,728

				773,185

Australia(a)(b) – 0.5%
Santos Finance Ltd. (BBB-/Baa3)
100,000	5.750		11/13/35	99,967

Brazil – 8.7%
Acu Petroleo Luxembourg SARL (NR/Ba1)
210,909	7.500	(a)	07/13/35	214,073
CSN Inova Ventures (NR/B2)
200,000	6.750	(a)	01/28/28	146,250
MC Brazil Downstream Trading SARL (NR/B1)
181,234	7.250		06/30/31	161,986
MV24 Capital BV (NR/Baa3)
277,612	6.748		06/01/34	277,265
Nova Securitisation SARL (BB/NR)
270,000	5.750	(a)(b)	02/03/31	260,360
Samarco Mineracao SA (NR/B2) (PIK 9.049%, Cash 9.000%)
286,019	9.500	(a)(c)	06/30/31	281,729
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750	(a)(b)	04/02/34	204,626
Vale Overseas Ltd. (BB+/Baa3) (5 yr. CMT + 2.431%)
200,000	6.000	(a)(b)(d)	02/25/56	197,380

				1,743,669

Chile(a) – 4.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (BB-/Ba3)
200,000	7.875	(b)	02/03/30	202,750
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(b)(d)	05/02/29	209,812
Banco Santander Chile (A-/A2)
150,000	4.550	(b)	11/20/30	148,215
Latam Airlines Group SA (BBB-/Ba2)
200,000	7.875	(b)	04/15/30	201,560

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Chile(a) (continued)
$20,000	7.875%		04/15/30	$20,156
30,000	7.625	(b)	01/07/31	30,187

				812,680

China(a) – 0.9%
Prosus NV (BBB/Baa2)
200,000	3.680		01/21/30	188,530

Colombia(a) – 5.5%
Banco Davivienda SA (NR/B2) (10 yr. CMT + 5.097%)
200,000	6.650	(d)	04/22/31	176,430
Ecopetrol SA (BB/Ba1)
200,000	8.625		01/19/29	211,070
170,000	4.625		11/02/31	150,775
50,000	7.750		02/01/32	50,550
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BBB-/Ba3)
198,071	5.375		12/30/30	180,645
Grupo Nutresa SA (NR/Baa3)
330,000	8.000	(b)	05/12/30	347,077

				1,116,547

Dominican Republic(a)(b) – 1.3%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba1)
260,000	7.000		06/30/34	264,406

Ecuador(a)(b) – 1.1%
Corp. Quiport SA (B/NR)
200,000	9.000		12/15/37	214,122

Ghana(a) – 1.1%
Kosmos Energy Ltd. (CCC/Caa3u)
240,000	7.500		03/01/28	230,700

Guatemala(a) – 2.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	195,140
Industrial Subordinated Trust 2 0 (BB-/NR) (5 yr. CMT + 2.864%)
200,000	6.550	(b)(d)	04/15/36	199,350

				394,490

Hong Kong(a) – 1.3%
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625		07/17/27	257,569

Hungary(a)(d) – 1.0%
OTP Bank Nyrt (BB/Ba1) (5 yr. CMT + 5.060%)

200,000	8.750		05/15/33	208,030

India – 6.5%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200	(a)	08/04/27	195,538
Continuum Energy Aura Pte. Ltd. (BB-/NR)
200,000	9.500	(a)	02/24/27	201,187
IRB Infrastructure Developers Ltd. (NR/Ba2)
200,000	7.110	(a)(b)	03/11/32	200,000
JSW Hydro Energy Ltd. (NR/Ba1)
139,000	4.125	(a)	05/18/31	127,255

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

India (continued)
JSW Infrastructure Ltd. (NR/Ba1)
$200,000	4.950	%(a)	01/21/29	$195,226
UPL Corp. Ltd. (BB/Ba2)
200,000	4.625		06/16/30	176,726
Vedanta Resources Finance II PLC (B/NR)
200,000	11.250	(a)(b)	12/03/31	212,812

				1,308,744

Indonesia – 1.5%
LLPL Capital Pte. Ltd. (NR/Baa3)
168,450	6.875		02/04/39	169,924
Minejesa Capital BV (NR/Baa3)
129,800	4.625		08/10/30	127,853

				297,777

Ivory Coast(a)(b) – 1.0%
Endeavour Mining PLC (BB-/NR)
200,000	7.000		05/28/30	203,000

Jamaica(a)(b) – 2.0%
Digicel International Finance Ltd./Difl U.S. LLC (B/B2)
200,000	8.625		08/01/32	202,959
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
200,000	6.750		12/15/36	198,670

				401,629

Kuwait(a)(b)(d) – 1.3%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.403%)
260,000	6.375		01/10/31	253,989

Macau(a) – 1.3%
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	267,195

Malaysia(a) – 0.9%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	178,050

Mexico – 9.0%
Banco Mercantil del Norte SA (BB-/Ba2) (10 yr. CMT + 4.299%)
300,000	8.750	(a)(b)(d)	05/20/35	312,600
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	195,241
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	213,917
Fibra Soma Trust F/6185 (NR/Ba1)
200,000	4.375	(a)	07/22/31	181,200
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
198,101	7.250	(a)	01/31/41	198,101
Mexico City Airport Trust (BBB/Baa3)
200,000	5.500	(a)	07/31/47	166,180
Orbia Advance Corp. SAB de CV (BBB-/Ba2)
200,000	6.800	(a)(b)	05/13/30	194,775
Petroleos Mexicanos (BBB/B1)
30,000	6.500		01/23/29	30,078

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
$20,000	8.750	%(a)	06/02/29	$21,028
70,000	6.840	(a)	01/23/30	70,238
180,000	5.950	(a)	01/28/31	172,161
20,000	6.375		01/23/45	15,760
40,000	6.750		09/21/47	31,938
10,000	6.950	(a)	01/28/60	7,861

				1,811,078

Moldova(a)(b) – 0.9%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	190,000

Mongolia(a) – 1.0%
Mongolian Mining Corp. (NR/B2)
200,000	8.440		04/03/30	198,250

Morocco(a) – 2.0%
OCP SA (BBB-/Baa3)
260,000	5.125		06/23/51	202,116
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	207,371

				409,487

Nigeria – 3.6%
Access Bank PLC (NR/B3)
370,000	6.125		09/21/26	368,890
SEPLAT Energy PLC (B/NR)
330,000	9.125	(a)(b)	03/21/30	349,594

				718,484

Norway(a) – 1.0%
DNO ASA (NR/NR)
200,000	8.500		03/27/30	204,000

Panama(a) – 3.4%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
200,000	5.125		08/11/61	158,850
AES Panama Generation Holdings SRL (NR/Baa3)
373,404	4.375		05/31/30	346,425
Telecomunicaciones Digitales SA (NR/Ba2)
200,000	4.500		01/30/30	187,570

				692,845

Paraguay(a) – 1.0%
Telefonica Celular del Paraguay SA (NR/Ba2)
200,000	5.875		04/15/27	198,908

Peru(a) – 3.6%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
210,000	7.750	(b)	11/05/38	224,448
Niagara Energy SAC (BBB-/Baa3)
200,000	5.746		10/03/34	200,130
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
320,000	3.750		08/02/28	308,122

				732,700

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Philippines(a)(d) – 1.2%
San Miguel Global Power Holdings Corp. (NR/NR) (5 yr. CMT + 7.732%)
	$250,000	8.750%		06/12/29	$247,580

Romania(a)(d) – 1.2%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	200,000	8.875		04/27/27	231,286

South Africa – 3.2%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
	$240,000	6.375	(a)(d)	05/27/26	238,800
Bidvest Group U.K. PLC (NR/Ba2)
	200,000	6.200	(a)(b)	09/17/32	199,460
Transnet (B+/Ba3)
	200,000	8.250		02/06/28	206,800

					645,060

Turkey – 9.3%
Akbank TAS (NR/Ba3)
	210,000	7.498	(b)	01/20/30	213,973
Akbank TAS (NR/NR) (5 yr. CMT + 4.221%)
	200,000	7.950	(a)(b)(d)	02/19/31	189,900
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB/NR)
	320,000	3.375	(a)	06/29/28	293,238
Limak Cimento Sanayi ve Ticaret AS (NR/B2)
	200,000	9.750	(a)	07/25/29	195,970
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
	259,340	9.500	(a)	07/10/36	254,153
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
	200,000	8.250	(a)(b)	11/15/28	204,188
Turkiye Garanti Bankasi AS (NR/B1) (5 yr. CMT + 4.090%)
	200,000	8.375	(a)(b)(d)	02/28/34	201,500
Yapi ve Kredi Bankasi AS (NR/NR)
	310,000	7.250	(b)	03/03/30	310,651

					1,863,573

United Arab Emirates(a)(b)(d) – 0.9%
Aldar Properties PJSC (NR/Baa3) (5 yr. CMT + 2.018%)
	200,000	5.875		04/14/56	183,122

United Kingdom(a)(b) – 0.9%
Avianca Midco 2 PLC (NR/B1)
	200,000	9.500		01/28/31	183,810

United States(a) – 0.3%
Las Vegas Sands Corp. (BB+/Baa3)
	40,000	5.625		06/15/28	40,495
	10,000	6.000		06/14/30	10,273

					50,768

Uzbekistan(b) – 2.1%
Navoi Mining & Metallurgical Combinat (BB/NR)
	200,000	6.950		10/17/31	208,000
Uzbek Industrial & Construction Bank ATB (BB-/NR)
	200,000	8.950		07/24/29	211,237

					419,237

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations (continued)

Vietnam(a) – 0.8%
Mong Duong Finance Holdings BV (NR/Ba2)
	$156,432	5.125%	05/07/29	$153,743

Zambia(a)(b) – 1.0%
First Quantum Minerals Ltd. (B/NR)
	200,000	6.375	02/15/36	191,361

TOTAL CORPORATE OBLIGATIONS (Cost $18,209,503)				$18,741,531

Sovereign Debt Obligations – 4.1%

Colombia(a) – 1.0%
Colombia Government International Bonds (BB-/Baa3)
	$200,000	5.375%	01/21/29	$198,500

Ivory Coast(b) – 1.0%
Ivory Coast Government International Bonds (BB/Ba2)
	200,000	8.075	04/01/36	203,217

Nigeria – 1.0%
Nigeria Government International Bonds (B-/B3)
	200,000	8.747	01/21/31	210,850

Romania(b) – 0.8%
Romania Government International Bonds (BBB-/Baa3)
EUR	10,000	4.625	03/04/33	10,785
	$120,000	6.625	05/16/36	119,045
	30,000	5.750	07/04/36	27,784

				157,614

Sri Lanka(e) – 0.2%
Sri Lanka Government International Bonds (NR/Caa1)
	60,000	3.350	03/15/33	49,905

Venezuela(f) – 0.1%
Venezuela Government International Bonds (NR/Cu)
	20,000	11.750	10/21/26	10,150

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $820,989)				$830,236

Shares	Dividend Rate	Value

Investment Company(g) – 0.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
135,035	3.553%	$135,035

(Cost $135,035)

TOTAL INVESTMENTS – 97.9% (Cost $19,165,527)		$19,706,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		424,048

NET ASSETS – 100.0%		$20,130,850

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued) March 31, 2026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.

(f)	Security is currently in default and/or non-income producing.

(g)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	256,223	EUR	216,300	05/22/26	$5,591

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	5	06/18/26	$ 555,235	$ (7,405)
2 Year U.S. Treasury Notes	6	06/30/26	1,244,672	(8,039)
20 Year U.S. Treasury Bonds	3	06/18/26	341,625	(10,638)
Ultra Long U.S. Treasury Bonds	4	06/18/26	466,250	(11,522)

Total				$(37,604)

Short position contracts:
5 Year U.S. Treasury Notes	(13)	06/30/26	(1,406,336)	18,673
Ultra 10-Year U.S. Treasury Notes	(1)	06/18/26	(113,516)	2,569

Total				$ 21,242

TOTAL FUTURES CONTRACTS				$(16,362)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	2.250%(c)	06/17/28	EUR	160	$(2,282)	$ 112	$(2,394)

2.500%(c)	6M EURO(b)	06/17/31	EUR	90	1,978	(317)	2,295

2.500(c)	6M EURO(b)	06/17/33	EUR	100	3,466	530	2,936

6M EURO(b)	2.750(c)	06/17/36	EUR	130	(4,365)	65	(4,430)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(c)	6M EURO(b)	06/17/41	EUR	110	$3,417	$(687)	$4,104

TOTAL					$2,214	$(297)	$2,511

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made semi-annually.
(c)	Payments made annually.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company

Abbreviation:
EURO	—Euro Offered Rate

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 68.5%

Angola – 1.5%
Angola Government International Bonds (B-/B3)
	$620,000	8.000%		11/26/29	$611,010
	1,110,000	9.244	(a)	01/15/31	1,122,140
	450,000	8.750	(a)	04/14/32	436,725
	940,000	9.375	(a)	03/31/33	924,098
	650,000	9.875	(a)	10/15/35	650,975
	550,000	9.125		11/26/49	476,391
Angola Government International Bonds (NR/B3)
	410,000	8.250		05/09/28	413,280
	880,000	8.250	(a)	05/09/28	887,040
	990,000	9.375		05/08/48	876,534

					6,398,193

Argentina(b) – 3.0%
Argentina Republic Government International Bonds (CCC+/NR)
EUR	84,062	0.500		07/09/29	83,754
	$1,973,031	0.750	(c)	07/09/30	1,653,400
	9,105,877	4.125	(c)	07/09/35	6,583,549
	4,031,111	5.000	(c)	01/09/38	3,039,458
	2,574,455	3.500	(c)	07/09/41	1,722,310

					13,082,471

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Baa3)
	2,790,000	3.500		09/01/32	2,555,971

Bahamas(a) – 0.2%
Bahamas Government International Bonds (BB-/B1)
	800,000	8.250		06/24/36	856,223

Bahrain – 1.0%
Bahrain Government International Bonds (B/B2u)
	630,000	7.375	(a)	05/14/30	631,184
	560,000	5.625	(a)	09/30/31	519,042
	1,510,000	5.625		09/30/31	1,399,559
	230,000	5.450		09/16/32	206,741
	820,000	5.450	(a)	09/16/32	737,077
Bahrain Government International Bonds (B/NR)
	990,000	5.625		05/18/34	872,190

					4,365,793

Benin – 0.7%
Benin Government International Bonds (BB-/B1)
	660,000	7.960	(a)	02/13/38	645,695
	520,000	7.960		02/13/38	508,730
Benin Government International Bonds (BB-/B1u)
	430,000	8.375	(a)	01/23/41	424,229
	320,000	8.375		01/23/41	315,706
Benin Government International Bonds (BB-/NR)
EUR	530,000	4.875	(a)	01/19/32	574,313
Benin Sukuk SA (BB-/B1)
	$460,000	6.200	(a)	01/29/33	427,004

					2,895,677

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Brazil – 2.4%
Brazil Government International Bonds (BB/Ba1)
	$720,000	5.500%		11/06/30	$732,240
	710,000	6.250		03/18/31	739,820
	1,290,000	6.000		10/20/33	1,290,968
	1,910,000	6.625		03/15/35	1,953,930
	875,000	6.250		05/22/36	858,834
	1,518,000	5.625		01/07/41	1,382,974
	985,000	4.750	(b)	01/14/50	710,234
	710,000	7.125		05/13/54	695,800
	2,164,000	7.250		01/12/56	2,118,556

					10,483,356

Chile(b) – 1.1%
Chile Government International Bonds (A/A2)
	600,000	4.350		04/13/31	589,200
	310,000	3.500		01/31/34	279,620
	550,000	4.340		03/07/42	482,350
	390,000	3.500		01/25/50	279,630
	890,000	4.000		01/31/52	691,308
	280,000	5.330		01/05/54	264,600
	1,434,000	3.100		01/22/61	886,212
	2,500,000	3.250		09/21/71	1,547,500

					5,020,420

Colombia(b) – 3.3%
Colombia Government International Bonds (BB/Baa3)
EUR	870,000	3.750		09/19/28	984,473
	$570,000	4.500		03/15/29	551,190
	2,290,000	3.000		01/30/30	2,056,420
	2,810,000	3.125		04/15/31	2,399,740
	2,880,000	3.250		04/22/32	2,401,920
EUR	300,000	5.000		09/19/32	326,168
	$580,000	7.500		02/02/34	593,195
EUR	720,000	5.625		02/19/36	760,750
	$720,000	5.625		02/26/44	568,080
	1,380,000	5.000		06/15/45	988,425
	1,480,000	4.125		05/15/51	897,250
	1,550,000	3.875		02/15/61	874,975
Colombia Government International Bonds (BB-/Baa3)
	1,350,000	5.375		01/21/29	1,339,875

					14,742,461

Congo – 0.5%
Congolese International Bonds (CCC+/NR)
	2,370,000	9.875		11/07/32	2,213,817

Costa Rica – 1.3%
Costa Rica Government International Bonds (BB/Ba2)
	1,250,000	6.125		02/19/31	1,277,500
	1,743,000	6.550	(a)(b)	04/03/34	1,838,429
	470,000	5.625		04/30/43	437,100
	1,390,000	7.000		04/04/44	1,466,450
	460,000	7.300	(a)(b)	11/13/54	499,100

					5,518,579

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Dominican Republic – 2.6%
Dominican Republic International Bonds (BB/Ba2)
$940,000	5.500	%(a)(b)	02/22/29	$930,600
610,000	5.500	(b)	02/22/29	603,900
620,000	4.500	(a)	01/30/30	589,000
350,000	4.500		01/30/30	332,500
150,000	7.050	(b)	02/03/31	155,100
2,020,000	7.050	(a)(b)	02/03/31	2,088,680
1,260,000	4.875		09/23/32	1,161,405
490,000	5.750	(a)(b)	03/17/34	466,480
540,000	6.600	(b)	06/01/36	541,485
2,419,000	6.950	(a)(b)	03/15/37	2,460,066
490,000	6.150	(a)(b)	05/17/38	462,338
199,000	6.850		01/27/45	193,527
360,000	6.400	(a)	06/05/49	331,920
440,000	7.150	(b)	02/24/55	445,445
840,000	5.875		01/30/60	701,362

				11,463,808

Ecuador – 1.8%
Ecuador Government International Bonds (B-/NR)
596,124	0.000	(a)(d)	07/31/30	498,360
1,178,100	0.000	(d)	07/31/30	984,892
1,450,000	8.750	(a)	01/29/34	1,423,537
1,992,467	6.900	(a)(c)	07/31/35	1,747,393
240,000	6.900	(c)	07/31/35	210,480
600,000	9.250	(a)	01/29/39	588,600
3,140,000	5.000	(c)	07/31/40	2,446,060

				7,899,322

Egypt – 2.5%
Egypt Government International Bonds (B/Caa1)
1,750,000	5.875		02/16/31	1,608,285
1,100,000	7.300		09/30/33	1,020,800
200,000	8.750		09/30/51	174,800
Egypt Government International Bonds (B/Caa1u)
1,240,000	7.625		05/29/32	1,189,780
700,000	7.625	(a)	05/29/32	671,650
710,000	8.700		03/01/49	619,646
1,870,000	8.875	(a)	05/29/50	1,646,823
Egypt Government International Bonds (B/NR)
1,090,000	8.625	(a)	02/04/30	1,125,850
270,000	9.450	(a)	02/04/33	282,504
1,010,000	9.450		02/04/33	1,056,773
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	180,994
Egyptian Financial Co. for Sovereign Taskeek (B/NR)(a)
940,000	6.375		04/07/29	916,901
580,000	7.950		10/07/32	582,610

				11,077,416

El Salvador – 1.1%
El Salvador Government International Bonds (B-/B3)(b)
470,000	9.650	(a)	11/21/54	501,020
590,000	9.650		11/21/54	628,940

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

El Salvador (continued)
El Salvador Government International Bonds (B-/B3u)
$370,000	8.625%		02/28/29	$386,095
1,030,000	8.250		04/10/32	1,055,750
610,000	7.650		06/15/35	597,190
410,000	7.625		02/01/41	388,680
830,000	7.125	(b)	01/20/50	705,500
310,000	9.500	(a)(b)	07/15/52	328,720
El Salvador Government International Bonds (B-/NR)
240,000	9.250	(b)	04/17/30	249,960

				4,841,855

Ghana – 1.0%
Ghana Government International Bonds (B-/Caa1)
75,224	0.000	(a)(d)	07/03/26	73,908
1,159,835	5.000	(a)(c)	07/03/29	1,105,323
665,000	5.000	(c)	07/03/29	632,581
303,632	0.000	(a)(d)	01/03/30	255,431
2,132,244	5.000	(a)(c)	07/03/35	1,812,407
660,000	5.000	(c)	07/03/35	561,000

				4,440,650

Guatemala – 1.7%
Guatemala Government Bonds (BB+/Ba1)
1,030,000	4.375	(a)	06/05/27	1,019,700
416,000	5.250	(a)(b)	08/10/29	414,336
470,000	5.250	(b)	08/10/29	468,120
440,000	4.900	(b)	06/01/30	433,202
220,000	6.050	(a)(b)	08/06/31	224,400
703,000	5.375	(b)	04/24/32	695,408
430,000	7.050	(b)	10/04/32	460,100
350,000	7.050	(a)(b)	10/04/32	374,500
1,890,000	6.250	(a)(b)	08/15/36	1,921,657
200,000	6.550	(a)(b)	02/06/37	207,600
1,090,000	6.125	(a)(b)	06/01/50	1,039,728
381,000	6.125	(b)	06/01/50	363,428

				7,622,179

Hungary – 2.5%
Hungary Government International Bonds (BBB-/Baa2)
440,000	5.250	(a)	06/16/29	440,869
200,000	5.375	(a)	09/26/30	200,750
540,000	5.375		09/26/30	542,025
1,360,000	6.250	(a)	09/22/32	1,414,957
2,600,000	5.500		06/16/34	2,565,472
1,450,000	5.500	(a)	03/26/36	1,410,125
1,310,000	5.500		03/26/36	1,273,975
2,410,000	3.125		09/21/51	1,421,900
580,000	6.750	(a)	09/25/52	597,899
200,000	6.750		09/25/52	206,172
490,000	6.750	(a)	09/23/55	498,124
Magyar Export-Import Bank Zrt (BBB-/NR)
590,000	6.125	(a)(b)	12/04/27(e)	596,089

				11,168,357

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Indonesia – 1.2%
Indonesia Government International Bonds (BBB/Baa2)
EUR	960,000	4.100	%(b)	03/04/34	$1,064,544
	$926,000	6.625		02/17/37	1,006,122
	450,000	4.625		04/15/43	396,900
	1,210,000	4.200		10/15/50	938,597
	1,260,000	3.200	(b)	09/23/61	757,033
	1,490,000	3.350		03/12/71	899,587

					5,062,783

Iraq(b) – 0.2%
Iraq International Bonds (NR/NR)
	1,087,500	5.800		01/15/28	1,058,273

Ivory Coast – 1.4%
Ivory Coast Government International Bonds (BB/Ba2)
	241,454	6.375		03/03/28	242,903
	1,330,000	7.625		01/30/33	1,352,277
	1,000,000	6.125		06/15/33	939,250
	370,000	8.075	(a)	04/01/36	375,952
	680,000	8.250	(a)	01/30/37	696,052
	1,190,000	8.250		01/30/37	1,218,091
	1,380,000	6.750	(a)	02/25/41	1,207,500

					6,032,025

Jamaica – 0.5%
Jamaica Government International Bonds (BB/Ba3)
	650,000	8.000		03/15/39	747,500
	1,380,000	7.875		07/28/45	1,580,100

					2,327,600

Jordan – 0.2%
Jordan Government International Bonds (BB-/Ba3)
	330,000	7.750		01/15/28	337,379
	390,000	7.500		01/13/29	400,992
	300,000	5.850	(a)	07/07/30	294,375

					1,032,746

Kazakhstan(a) – 0.1%
Kazakhstan Government International Bonds (BBB-/Baa1)
	617,000	5.000		07/01/32	614,224

Kenya – 1.2%
Republic of Kenya Government International Bonds (B/B3u)
	550,000	9.750	(a)	02/16/31	564,272
	470,000	9.750		02/16/31	482,197
	1,090,000	6.300		01/23/34	903,632
	653,000	9.500	(a)	03/05/36	635,565
	420,000	8.250		02/28/48	363,539
Republic of Kenya Government International Bonds (B/NR)(a)
	720,000	7.875		10/09/33	668,700
	620,000	7.875		02/26/34	563,332
	1,100,000	8.800		10/09/38	1,007,600
	240,000	8.700		02/26/39	216,780

					5,405,617

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Lebanon(f) – 0.3%
Lebanon Government International Bonds (D/NR)
	$245,000	6.850%		03/23/27	$57,698
	173,000	6.650		11/03/28	40,742
	1,685,000	6.850		05/25/29	396,817
Lebanon Government International Bonds (NR/NR)
	270,000	6.750		11/29/27	63,585
	1,395,000	7.000		03/20/28	328,522
	1,083,000	7.150		11/20/31	257,213

					1,144,577

Mexico – 3.0%
Mexico Bonos (NR/NR)
MXN	64,000,000	8.500		03/01/29	3,572,258
Mexico Government International Bonds (BBB/Baa2)(b)
	$1,136,000	4.750		04/27/32	1,090,560
	200,000	5.375		03/22/33	195,400
	1,470,000	5.625		02/09/34	1,443,540
	610,000	6.350		02/09/35	623,725
	550,000	5.625		09/22/35	531,850
	680,000	6.000		05/07/36	675,580
	1,240,000	4.280		08/14/41	971,850
EUR	1,110,000	2.125		10/25/51	663,308
	$640,000	4.400		02/12/52	453,312
	1,250,000	6.338		05/04/53	1,164,213
	2,125,000	3.771		05/24/61	1,267,562
	760,000	3.750		04/19/71	435,480

					13,088,638

Mongolia – 0.7%
Mongolia Government International Bonds (BB-/B1u)
	500,000	3.500		07/07/27	484,500
	460,000	3.500	(a)	07/07/27	445,740
	720,000	8.650	(a)	01/19/28	750,960
	930,000	8.650		01/19/28	969,990
	200,000	7.875	(a)	06/05/29	209,000
	400,000	4.450		07/07/31	368,325

					3,228,515

Morocco – 0.9%
Morocco Government International Bonds (BBB-/Ba1u)
	420,000	2.375	(a)	12/15/27	403,263
	670,000	5.950	(a)	03/08/28	681,189
EUR	100,000	1.500	(a)	11/27/31	99,110
	$500,000	3.000		12/15/32	428,750
	490,000	3.000	(a)	12/15/32	420,175
	280,000	6.500		09/08/33	294,490
	1,380,000	4.000		12/15/50	949,440
Morocco Government International Bonds (BBB-/NR)
	510,000	5.500		12/11/42	467,435

					3,743,852

Nigeria – 2.5%
Nigeria Government International Bonds (B-/B3)
	1,815,000	6.500		11/28/27	1,824,075
	1,320,000	6.125		09/28/28	1,309,440

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Nigeria (continued)
	$1,070,000	8.375%		03/24/29	$1,120,825
	1,258,000	7.143		02/23/30	1,264,240
	960,000	8.747		01/21/31	1,012,080
	310,000	9.625	(a)	06/09/31	339,218
	1,320,000	7.875		02/16/32	1,333,530
	310,000	10.375	(a)	12/09/34	354,640
	690,000	7.696	(a)	02/23/38	663,476
	520,000	7.625		11/28/47	473,200
	1,435,000	8.250		09/28/51	1,374,012

					11,068,736

Oman – 2.1%
Oman Government International Bonds (BBB-/Baa3)
	1,100,000	6.500		03/08/47	1,123,694
Oman Government International Bonds (NR/Baa3)
	740,000	6.750	(a)	10/28/27	759,899
	490,000	5.625		01/17/28	494,239
	1,580,000	6.000		08/01/29	1,620,195
	520,000	6.250		01/25/31	542,230
	680,000	7.375	(a)	10/28/32	755,608
	1,110,000	7.375		10/28/32	1,233,418
	1,420,000	6.750	(a)	01/17/48	1,480,730
	250,000	6.750		01/17/48	260,692
	930,000	7.000		01/25/51	1,004,480

					9,275,185

Pakistan – 1.1%
Pakistan Government International Bonds (B-/Caa1)
	2,230,000	6.875		12/05/27	2,197,665
	500,000	7.875		03/31/36	448,125
Pakistan Government International Bonds (NR/Caa1)
	1,210,000	7.375		04/08/31	1,121,670
	800,000	8.875		04/08/51	710,744
Pakistan Water & Power Development Authority (B-/NR)
	620,000	7.500		06/04/31	551,645

					5,029,849

Panama – 2.3%
Panama Government International Bonds (BBB-/Baa3)(b)
	570,000	3.160		01/23/30	533,520
	710,000	7.500		03/01/31	780,290
	470,000	6.875		01/31/36	500,168
	800,000	4.500		04/16/50	607,781
	1,530,000	4.500		04/01/56	1,130,670
	201,000	3.870		07/23/60	130,449
Panama Government International Bonds (NR/Baa3)(b)
	4,620,000	5.227		02/23/34	4,469,815
	310,000	5.662		02/23/38	297,403
Panama Notas del Tesoro (BBB-/Baa3)
	1,460,000	3.750		04/17/26	1,455,182

					9,905,278

Paraguay(b) – 1.1%
Paraguay Government International Bonds (BBB-/Baa3)
PYG	1,417,000,000	7.900		02/09/31	216,417

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Paraguay(b) (continued)
	$340,000	4.950	%(a)	04/28/31	$339,320
	1,199,000	2.739	(a)	01/29/33	1,053,921
PYG	4,442,000,000	8.500		03/04/35	680,475
	$790,000	5.400		03/30/50	703,100
	480,000	6.650	(a)	03/04/55	498,720
	1,090,000	6.650		03/04/55	1,132,510

					4,624,463

Peru – 1.3%
Peru Government Bonds (BBB/Baa1)
PEN	3,040,000	6.150		08/12/32	910,906
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250	(b)	03/11/33	554,750
	$840,000	5.375	(b)	02/08/35	837,900
	620,000	5.500	(b)	03/30/36	619,225
	190,000	6.550		03/14/37	205,374
	550,000	5.625		11/18/50	523,600
	1,360,000	2.780	(b)	12/01/60	721,820
	2,390,000	3.230	(b)(g)	07/28/21	1,275,065

					5,648,640

Poland – 1.1%
Bank Gospodarstwa Krajowego (NR/A2)
	1,170,000	6.250	(a)	10/31/28(e)	1,225,575
Republic of Poland Government International Bonds (A-/A2)
	1,060,000	4.875		02/12/30	1,082,260
	960,000	5.375	(b)	02/12/35	975,840
	690,000	5.500	(b)	04/04/53	634,427
	1,230,000	5.500	(b)	03/18/54	1,133,187

					5,051,289

Romania – 3.4%
Romania Government International Bonds (BBB-/Baa3)
	710,000	6.625	(a)	02/17/28	724,626
	450,000	6.625		02/17/28	459,270
EUR	250,000	3.624		05/26/30	275,821
	$680,000	5.750	(a)	09/16/30	677,110
	560,000	3.000		02/14/31	491,652
	1,050,000	3.000	(a)	02/14/31	921,847
EUR	260,000	5.375		03/22/31	302,610
	$20,000	3.625	(a)	03/27/32	17,529
EUR	320,000	4.625	(a)	03/04/33	345,137
	630,000	5.375	(a)	06/07/33	707,709
	$1,240,000	6.375		01/30/34	1,232,560
	1,080,000	5.750		03/24/35	1,017,304
	3,070,000	6.625	(a)	05/16/36	3,045,563
	530,000	6.625		05/16/36	525,781
	1,420,000	5.750	(a)	07/04/36	1,315,089
EUR	800,000	6.750	(a)	07/11/39	921,333
	52,000	3.375		01/28/50	36,483
	$1,340,000	4.000		02/14/51	862,156
	740,000	7.625	(a)	01/17/53	775,591
	460,000	7.625		01/17/53	482,124

					15,137,295

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Rwanda – 0.2%
Rwanda International Government Bonds (B+/B2)
	$810,000	5.500%		08/09/31	$723,352

Saudi Arabia – 0.9%
Saudi Government International Bonds (NR/Aa3)
	810,000	4.500		10/26/46	656,303
	1,270,000	3.250		11/17/51	797,560
	910,000	5.000	(a)	01/18/53	768,486
	900,000	5.000		01/18/53	760,041
	200,000	5.750		01/16/54	187,967
	1,330,000	3.750		01/21/55	896,087

					4,066,444

Senegal – 0.2%
Senegal Government International Bonds (CCC+/Caa1)
	430,000	7.750		06/10/31	247,680
	400,000	6.250		05/23/33	211,300
EUR	160,000	5.375		06/08/37	93,047
	$670,000	6.750		03/13/48	337,512

					889,539

Serbia – 0.9%
Serbia International Bonds (BBB-/Ba2)
	1,310,000	2.125		12/01/30	1,128,800
EUR	240,000	1.650		03/03/33	225,651
	$680,000	6.500	(a)	09/26/33	708,703
	480,000	6.000	(a)	06/12/34	480,000
	1,150,000	6.000		06/12/34	1,150,000
EUR	290,000	2.050		09/23/36	253,573

					3,946,727

South Africa – 2.7%
Republic of South Africa Government Bonds (BB+/Ba2)
ZAR	8,230,000	8.500		01/31/37	454,333
	4,910,000	9.000		01/31/40	272,922
Republic of South Africa Government International Bonds (BB/Ba2)
	$610,000	4.850		09/30/29	597,495
	790,000	5.875		06/22/30	797,505
	870,000	5.875		04/20/32	869,456
	590,000	7.100	(a)	11/19/36	604,532
	1,030,000	7.100		11/19/36	1,055,369
	2,300,000	6.125	(a)	12/11/37	2,135,274
	530,000	6.250		03/08/41	471,700
	1,140,000	5.375		07/24/44	890,625
	430,000	5.000		10/12/46	308,525
	1,130,000	5.750		09/30/49	875,750
	440,000	7.300		04/20/52	407,880
	390,000	7.950	(a)	11/19/54	385,418
	510,000	7.950		11/19/54	504,008
	550,000	7.250	(a)	12/11/55	502,975
Republic of South Africa Government International Bonds (NR/Ba2)
	790,000	5.650		09/27/47	614,225

					11,747,992

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Sri Lanka – 1.4%
Sri Lanka Government International Bonds (CCC+/Caa1)(a)
	$631,576	4.000%		04/15/28	$603,629
	861,204	3.600	(c)	06/15/35	652,362
Sri Lanka Government International Bonds (NR/Caa1)(c)
	750,232	3.100	(a)	01/15/30	692,089
	400,000	3.100		01/15/30	369,000
	375,421	3.350	(a)	03/15/33	312,256
	1,470,000	3.350		03/15/33	1,222,672
	747,693	3.600	(a)	05/15/36	660,774
	560,000	3.600		05/15/36	494,900
	1,295,891	3.600	(a)	02/15/38	1,158,203

					6,165,885

Trinidad and Tobago(b) – 0.4%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
	1,250,000	4.500	(a)	06/26/30	1,190,000
	280,000	5.950		01/14/31	281,120
	420,000	6.400	(a)	06/26/34	417,480

					1,888,600

Turkey – 3.3%
Turkiye Government Bonds (NR/NR)
TRY	20,090,000	36.780		10/13/27	435,791
Turkiye Government International Bonds (NR/Ba3)
	$1,960,000	5.250		03/13/30	1,870,330
	2,990,000	5.875		06/26/31	2,860,683
	770,000	7.125		02/12/32	771,155
	720,000	7.125		07/17/32	716,515
	2,060,000	6.500		09/20/33	1,959,884
	1,902,000	7.625		05/15/34	1,928,628
	290,000	6.500		01/03/35	271,875
	1,750,000	6.000		01/14/41	1,450,750
	980,000	4.875		04/16/43	687,308
	1,860,000	5.750		05/11/47	1,394,535

					14,347,454

Ukraine(c) – 1.2%
Ukraine Government International Bonds (CCC+/NR)
	223,742	0.000	(a)	02/01/30	130,665
	1,258,320	4.000	(a)	02/01/32	905,991
	1,224,828	0.000	(a)	02/01/34	521,777
	1,357,309	4.500	(a)	02/01/34	720,731
	274,147	4.500		02/01/34	145,572
	576,562	0.000	(a)	02/01/35	264,065
	2,068,223	4.500	(a)	02/01/35	1,077,544
	810,000	4.500		02/01/35	422,010
	580,000	0.000		02/01/36	265,060
	1,800,485	4.500	(a)	02/01/36	920,048

					5,373,463

United Arab Emirates – 0.2%
Emirate of Dubai Government International Bonds (NR/NR)
	1,270,000	3.900		09/09/50	872,109

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Uruguay – 1.2%
Oriental Republic of Uruguay (BBB+/Baa1)
	$520,000	5.250	%(b)	09/10/60	$471,120
Uruguay Government International Bonds (BBB+/Baa1)
	2,145,920	5.750	(b)	10/28/34	2,241,950
UYU	26,830,000	8.000	(b)	10/29/35	668,027
	$1,940,000	4.975		04/20/55	1,715,251

					5,096,348

Uzbekistan – 1.1%
Republic of Uzbekistan International Bonds (BB/Ba3)
EUR	310,000	5.375	(a)	05/29/27	360,559
Republic of Uzbekistan International Bonds (BB/NR)
	$550,000	7.850	(a)	10/12/28	573,720
	1,900,000	5.375		02/20/29	1,872,279
	200,000	3.700	(a)	11/25/30	181,482
	610,000	3.700		11/25/30	553,520
	700,000	3.900		10/19/31	630,091
Republic of Uzbekistan International Bonds (NR/Ba3)
UZS	9,450,000,000	15.500	(a)	02/25/28	817,573

					4,989,224

Venezuela(f) – 1.0%
Venezuela Government International Bonds (NR/Cu)
	$176,000	11.750		10/21/26	89,320
	7,531,000	9.250		05/07/28	3,407,778
Venezuela Government International Bonds (NR/WR)
	2,310,000	7.650		04/21/25	958,650

					4,455,748

Zambia – 0.4%
Zambia Government International Bonds (CCC+/Caa2u)
	956,089	5.750	(c)	06/30/33	896,034
	1,047,926	0.500		12/31/53	681,469

					1,577,503

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $292,325,934)					$301,266,521

Corporate Obligations – 24.3%

Angola(a)(b) – 0.3%
Azule Energy Finance PLC (NR/B2)
	$730,000	8.125%		01/23/30	$737,154
	400,000	8.250		01/22/31	403,816

					1,140,970

Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
	443,000	6.875		09/19/33	482,268
Santos Finance Ltd. (BBB-/NR)
	680,000	5.250		03/13/29	686,256

					1,168,524

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Brazil – 2.0%
Azul Secured Finance LLP (NR/B2)
$460,000	9.875	%(a)(b)	02/15/31	$405,950
Brazil Minas SPE via State of Minas Gerais (BB/NR)
700,000	5.333	(a)	02/15/28(e)	701,316
BRF SA (NR/Ba2)
1,080,000	4.875	(b)	01/24/30	1,020,206
MV24 Capital BV (NR/Baa3)
562,164	6.748	(a)	06/01/34	561,462
Nova Securitisation SARL (BB/NR)(a)(b)
1,160,000	5.750		02/03/31	1,118,582
850,000	6.500		02/03/36	805,375
Rede D’or Finance SARL (BB+/NR)(b)
330,000	4.950		01/17/28	325,793
682,000	4.500		01/22/30	652,353
300,000	6.450	(a)	09/09/35	299,385
Samarco Mineracao SA (NR/B2) (PIK 9.049%, Cash 9.000%)
1,196,886	9.500	(b)(h)	06/30/31	1,178,933
Sitios Latinoamerica SAB de CV (NR/Baa3)
590,000	5.375	(b)	04/04/32	573,037
Vale Overseas Ltd. (BB+/Baa3) (5 yr. CMT + 2.431%)
570,000	6.000	(a)(b)(i)	02/25/56	562,533
Vale Overseas Ltd. (BBB-/Baa2)
610,000	6.125	(b)	06/12/33	634,583

				8,839,508

Chile – 1.3%
Banco del Estado de Chile (BBB-/Baa3)(b)(i)
(5 yr. CMT + 3.228%)
600,000	7.950	(a)	05/02/29	629,436
(5 yr. CMT + 3.228%)
1,100,000	7.950		05/02/29	1,153,966
Corp. Nacional del Cobre de Chile (BBB+/Baa2)
480,000	6.330	(a)(b)	01/13/35	499,023
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	372,600
GNL Quintero SA (BBB+/Baa2)
354,320	4.634		07/31/29	351,680
Inversiones CMPC SA (BBB-/Baa3)(b)
340,000	6.125	(a)	06/23/33	336,858
300,000	6.125		06/23/33	297,228
Latam Airlines Group SA (BBB-/Ba2)(b)
980,000	7.875	(a)	04/15/30	987,644
210,000	7.875		04/15/30	211,638
881,000	7.625	(a)	01/07/31	886,506

				5,726,579

China – 0.0%
China Aoyuan Group Ltd. (NR/NR)
8,063	0.000	(b)(d)	09/30/28	152
36,879	5.500	(h)	09/30/31	92
90,223	0.000	(c)	12/31/99	226
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(f)	03/02/24	3,060
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(f)	06/01/23	2,250

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

China (continued)
Redsun Properties Group Ltd. (NR/WR)
	$220,000	9.700	%(b)(f)	04/16/23	$1,980
Yuzhou Group Holdings Co. Ltd. (NR/NR)(b)(h)
	93,568	4.000		06/30/28	2,690
	163,333	4.500		06/30/29	4,288
	218,543	5.000		06/30/30	5,464
	307,316	5.500		06/30/31	7,680
	279,492	1.000		06/30/34	1,397

					29,279

Colombia – 1.1%
Banco Davivienda SA (NR/B1) (5 yr. CMT + 4.588%)
	810,000	8.125	(a)(b)(i)	07/02/35	818,505
Banco de Bogota SA (NR/Ba2)
	350,000	6.250	(a)	05/12/26	349,293
	1,170,000	6.250		05/12/26	1,167,637
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
	350,000	8.625	(b)(i)	12/24/34	366,450
Grupo Nutresa SA (NR/Baa3)(b)
	1,104,000	8.000	(a)	05/12/30	1,161,132
	340,000	8.000		05/12/30	357,595
	320,000	9.000	(a)	05/12/35	355,176
	330,000	9.000		05/12/35	366,275

					4,942,063

Czech Republic(b) – 0.5%
Ceska sporitelna AS (NR/NR) (3 mo. EUR EURIBOR + 2.250%)
EUR	900,000	4.824	(i)	01/15/30	1,064,451
Czechoslovak Group AS (BB+/Baa3)
	$1,250,000	6.500	(a)	01/10/31	1,280,625

					2,345,076

Ghana(a)(b) – 0.1%
Kosmos Energy Ltd. (CCC/Caa3u)
	310,000	8.750		10/01/31	275,900

Guatemala(b) – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
	1,070,000	5.250		04/27/29	1,043,999

Hong Kong(h) – 0.0%
Add Hero Holdings Ltd. (NR/NR) (PIK 8.500%, Cash 7.500%)
	63,935	8.500		09/30/29	3,340
(PIK 9.000%, Cash 8.000%)
	52,070	9.000		09/30/30	208
(PIK 9.800%, Cash 8.800%)
	68,733	9.800		09/30/31	274

					3,822

Hungary(b)(i) – 0.2%
OTP Bank Nyrt (BB/Ba1) (5 yr. CMT + 2.861%)
	970,000	7.300		07/30/35	998,191

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

India – 0.3%
JSW Hydro Energy Ltd. (NR/Ba1)
$639,400	4.125	%(b)	05/18/31	$585,371
Reliance Industries Ltd. (A-/Baa2)
520,000	2.875	(a)	01/12/32	468,000
520,000	2.875		01/12/32	468,000

				1,521,371

Indonesia – 0.7%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(i)	03/24/27	268,618
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)(b)
560,000	5.800	(a)	05/15/50	507,048
220,000	5.800		05/15/50	199,197
Minejesa Capital BV (NR/Baa3)
240,130	4.625		08/10/30	236,528
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	337,013
720,000	6.000		05/03/42	695,520
Pertamina Persero PT (NR/Baa2)
1,150,000	4.150	(b)	02/25/60	801,334

				3,045,258

Israel(b) – 0.2%
Bank Hapoalim BM (BBB+/NR)
790,000	4.722		07/14/29	780,251

Jamaica(b) – 0.5%
Digicel International Finance Ltd./Difl U.S. LLC (B/B2)
550,000	8.625	(a)	08/01/32	558,139
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
1,020,000	6.750	(a)	12/15/36	1,013,217
550,000	6.750		12/15/36	546,342

				2,117,698

Kazakhstan(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,540,000	3.500	(a)	04/14/33	1,378,023
350,000	3.500		04/14/33	313,187

				1,691,210

Kuwait(b)(i) – 0.4%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.403%)
1,360,000	6.375	(a)	01/10/31	1,328,557
(6 yr. CMT + 2.875%)
220,000	3.625		08/24/26	215,600

				1,544,157

Malaysia(b) – 0.9%
Petronas Capital Ltd. (A-/A2)
720,000	3.500		04/21/30	694,976
860,000	4.950		01/03/31	878,378
930,000	5.340	(a)	04/03/35	955,054
300,000	5.340		04/03/35	308,082

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Malaysia(b) (continued)
$820,000	4.550	%(a)	04/21/50	$705,832
360,000	4.550		04/21/50	309,877

				3,852,199

Mexico – 5.6%
Banco Mercantil del Norte SA (BB-/Ba2)(b)(i)
(10 yr. CMT + 4.299%)
900,000	8.750	(a)	05/20/35	937,800
(10 yr. CMT + 4.299%)
300,000	8.750		05/20/35	312,600
(5 yr. CMT + 4.072%)
300,000	8.375		05/20/31	309,600
(5 yr. CMT + 4.643%)
590,000	5.875	(a)	01/24/27	583,014
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(i)	01/18/33	536,912
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(b)
660,000	6.050	(a)	01/15/29	681,981
340,000	6.400	(a)	01/15/34	363,569
290,000	6.400		01/15/34	310,103
340,000	5.375	(a)	01/09/36	338,572
310,000	5.375		01/09/36	308,698
Cemex SAB de CV (BB/NR)(b)(i) (5 yr. CMT + 3.520%)
680,000	7.200	(a)	06/10/30	690,280
(5 yr. CMT + 3.520%)
450,000	7.200		06/10/30	456,803
Cemex SAB de CV (BBB-/NR)
400,000	5.450	(b)	11/19/29	399,200
Eagle Funding Luxco SARL (BBB/Baa2)(b)
1,620,000	5.500	(a)	08/17/30	1,624,050
1,080,000	5.500		08/17/30	1,082,700
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
1,733,388	7.250	(b)	01/31/41	1,733,388
Mexico City Airport Trust (BBB/Baa3)(b)
620,000	4.250	(a)	10/31/26	618,047
630,000	3.875		04/30/28	614,597
1,000,000	3.875	(a)	04/30/28	975,550
280,000	5.500	(a)	10/31/46	233,106
522,000	5.500		10/31/46	434,575
1,439,000	5.500		07/31/47	1,195,665
Petroleos Mexicanos (BBB/B1)
1,200,000	6.500		01/23/29	1,203,108
612,000	8.750	(b)	06/02/29	643,457
800,000	6.840	(b)	01/23/30	802,720
2,104,000	5.950	(b)	01/28/31	2,012,371
250,000	6.700	(b)	02/16/32	244,688
240,000	6.375		01/23/45	189,120
370,000	5.625		01/23/46	271,025
2,190,000	6.750		09/21/47	1,748,605
1,210,000	6.350		02/12/48	924,742

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
	$2,183,000	6.950	%(b)	01/28/60	$1,716,056

					24,496,702

Morocco(b) – 0.5%
OCP SA (BBB-/Baa3)
	990,000	6.750	(a)	05/02/34	1,030,966
	540,000	6.750		05/02/34	562,345
	770,000	7.500		05/02/54	807,203

					2,400,514

Nigeria(b) – 0.1%
IHS Holding Ltd. (B+/NR)
	400,000	6.250	(a)	11/29/28	396,064
	200,000	6.250		11/29/28	198,032

					594,096

Norway(b) – 0.2%
DNO ASA (NR/NR)
	1,000,000	8.500		03/27/30	1,020,000

Panama – 0.7%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000	(a)	08/11/41	775,773
	510,000	4.000		08/11/41	420,898
	1,810,000	5.125	(a)	08/11/61	1,437,592
Autoridad del Canal de Panama (BBB+/A3)
	380,000	4.950	(a)	07/29/35	370,500

					3,004,763

Peru – 0.4%
Atlantica Transmision Sur SA (BBB-/NR)
	505,305	6.875	(a)	04/30/43	536,124
Kallpa Generacion SA (NR/Baa3)(b)
	310,000	5.875	(a)	01/30/32	317,015
	200,000	5.875		01/30/32	204,526
Niagara Energy SAC (BBB-/Baa3)(b)
	400,000	5.746	(a)	10/03/34	400,260
	260,000	5.746		10/03/34	260,169

					1,718,094

Romania(b)(i) – 0.1%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 2.950%)
EUR	460,000	5.125		09/30/30	535,546

Saudi Arabia – 0.6%
EIG Pearl Holdings SARL (NR/Aa3)
	$1,057,208	3.545		08/31/36	942,173
Suci Second Investment Co. (NR/Aa3)
	1,520,000	4.875		05/08/32	1,492,457

					2,434,630

Serbia(b) – 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	220,000	7.000	(a)	10/28/29	216,480

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Serbia(b) (continued)
	$610,000	7.000%		10/28/29	$600,240

					816,720

South Africa – 1.7%
Eskom Holdings (BB/Ba2)
	2,010,000	4.314		07/23/27(e)	1,979,870
	1,170,000	6.350		08/10/28(e)	1,179,141
Sasol Financing USA LLC (BB+/Ba1)
	910,000	4.375	(b)	09/18/26	904,658
Transnet (B+/Ba3)
	860,000	8.250	(a)	02/06/28	889,240
	1,530,000	8.250		02/06/28	1,582,020
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (BBB-/Baa3)
	920,000	5.854	(a)(b)	05/13/32	930,515

					7,465,444

Supranational – 0.1%
European Bank for Reconstruction & Development (NR/NR)
PHP	12,100,000	4.750		06/16/31	185,075
International Bank for Reconstruction & Development (NR/Aaa)
	24,800,000	4.925		11/03/32	379,063

					564,138

Turkey – 0.8%
Akbank TAS (NR/Ba3)
	$210,000	7.498	(a)	01/20/30	213,973
	350,000	7.498		01/20/30	356,622
Akbank TAS (NR/NR) (5 yr. CMT + 4.221%)
	840,000	7.950	(a)(b)(i)	02/19/31	797,580
Turkiye Garanti Bankasi AS (NR/B1)(b)(i) (5 yr. CMT + 4.090%)
	750,000	8.375	(a)	02/28/34	755,625
(5 yr. CMT + 4.090%)
	300,000	8.375		02/28/34	302,250
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
	370,000	9.250	(a)(b)(i)	01/17/34	376,312
Yapi ve Kredi Bankasi AS (NR/NR)
	430,000	7.250	(a)	03/03/30	430,903
	300,000	7.250		03/03/30	300,630

					3,533,895

United Arab Emirates – 1.7%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
	577,000	4.600	(a)	11/02/47	497,602
DP World Crescent Ltd. (NR/Baa2)
	1,120,000	5.500	(a)	05/08/35	1,095,584
DP World Ltd. (NR/Baa2)
	1,661,000	5.625		09/25/48	1,482,858
	1,230,000	4.700	(b)	09/30/49	965,857
First Abu Dhabi Bank PJSC (NR/Baa3) (6 yr. CMT + 2.086%)
	1,360,000	5.875	(b)(i)	05/28/31	1,315,800
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
	380,000	2.625		03/31/36	322,245

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

United Arab Emirates (continued)
$2,390,000	3.250%		09/30/40	$1,831,242

				7,511,188

Uzbekistan – 0.5%
Navoi Mining & Metallurgical Combinat (BB/NR)
520,000	6.700	(a)	10/17/28	528,944
200,000	6.750	(a)(b)	05/14/30	205,540
610,000	6.950	(a)	10/17/31	634,400
600,000	6.950		10/17/31	624,000

				1,992,884

Venezuela(f) – 1.6%
Petroleos de Venezuela SA (NR/NR)
77,934	6.000		11/15/26	26,622
2,570,000	5.375		04/12/27	851,827
4,920,000	5.375		04/12/27	1,630,734
2,180,000	5.500		04/12/37	728,556
11,510,000	6.000		05/16/49	3,904,192

				7,141,931

Zambia(a)(b) – 0.1%
First Quantum Minerals Ltd. (B/NR)
600,000	8.625		06/01/31	618,750

TOTAL CORPORATE OBLIGATIONS (Cost $107,849,521)				$106,915,350

Shares			Description	Value

Common Stocks – 0.0%

China – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development(a)			$24,043
474,067	Yuzhou Group Holdings Co. Ltd. Real Estate Management & Development(f)			9,613

TOTAL COMMON STOCKS (Cost $559,980)				$33,656

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Shares	Dividend Rate	Value

Investment Company(j) – 3.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
17,337,992	3.553%	$17,337,992

(Cost $ 17,337,992)

TOTAL INVESTMENTS – 96.7% (Cost $ 418,073,427)		$425,553,519

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		14,496,312

NET ASSETS – 100.0%		$440,049,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on March 31, 2026.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $5,681,991, which represents approximately 1.3% of the Fund’s net assets as of March 31, 2026.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Pay-in-kind securities.

(i)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	9,089,939	USD	1,740,010	04/02/26	$14,227
	BRL	2,748,095	USD	526,014	04/08/26	3,752
	BRL	6,076,135	USD	1,147,585	05/05/26	17,193
	BRL	7,716,232	USD	1,445,159	06/17/26	18,976
	CNH	10,186,660	USD	1,468,983	04/20/26	12,354
	COP	1,745,533,630	USD	468,999	04/06/26	5,415
	COP	1,046,132,000	USD	274,000	04/10/26	9,996
	COP	1,141,484,767	USD	304,113	06/17/26	1,052
	EUR	239,004	PLN	1,022,423	04/10/26	968
	EUR	1,903,426	USD	2,187,534	04/10/26	13,601
	EUR	997,928	USD	1,151,111	04/23/26	3,682
	EUR	1,897,103	USD	2,196,845	05/11/26	315
	EUR	944,543	USD	1,090,286	05/29/26	4,510
	EUR	2,853,081	USD	3,296,954	06/17/26	12,521
	EUR	3,045,013	USD	3,519,925	06/18/26	12,336
	EUR	953,586	USD	1,102,832	06/22/26	3,532
	HUF	1,453,195,845	USD	4,291,125	06/17/26	55,581
	INR	123,481,203	USD	1,304,550	04/06/26	10,479
	INR	34,866,558	USD	369,935	04/09/26	1,839
	INR	27,095,919	USD	285,000	05/06/26	2,265
	KRW	3,535,260	USD	1,845	04/06/26	500
	KRW	275,037,923	USD	182,668	04/13/26	233
	KRW	158,762,693	USD	104,701	04/27/26	917
	KRW	848,471,530	USD	557,068	05/04/26	7,491
	MXN	39,561,397	USD	2,187,856	04/09/26	17,779

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	MXN	5,097,783	USD	282,266	04/10/26	$1,923
	RON	1,698,504	USD	380,196	06/17/26	3,191
	SGD	1,752,918	USD	1,359,390	04/08/26	4,792
	SGD	1,019,356	USD	790,750	04/10/26	2,671
	SGD	291,807	USD	227,230	06/17/26	973
	TWD	57,322,718	USD	1,787,759	04/02/26	4,952
	TWD	65,783,328	USD	2,051,242	04/13/26	3,686
	TWD	5,311,623	USD	165,807	04/17/26	36
	USD	272,388	CLP	248,235,901	04/20/26	4,282
	USD	837,761	CLP	755,134,557	06/17/26	21,962
	USD	122,880	CNH	844,802	04/20/26	30
	USD	3,406,000	CNH	23,292,724	06/17/26	5,862
	USD	2,574,260	CZK	54,070,941	06/17/26	25,611
	USD	4,515,580	EUR	3,823,819	04/07/26	94,376
	USD	1,598,793	EUR	1,378,724	04/10/26	4,426
	USD	1,532,582	EUR	1,322,031	04/20/26	2,980
	USD	752,537	EUR	632,384	04/21/26	20,825
	USD	5,775,567	EUR	4,969,991	04/23/26	24,345
	USD	2,380,793	EUR	2,044,165	06/17/26	9,634
	USD	2,095,234	HUF	694,177,162	06/17/26	18,856
	USD	1,110,563	ILS	3,455,279	06/17/26	9,072
	USD	1,340,183	INR	123,481,203	04/06/26	25,153
	USD	378,614	INR	34,823,054	04/09/26	7,304
	USD	608,997	INR	56,951,246	04/13/26	2,290
	USD	180,000	INR	16,664,400	04/20/26	2,754
	USD	1,360,594	INR	127,409,560	04/23/26	6,356
	USD	1,264,768	INR	118,501,173	04/27/26	6,355
	USD	4,024,267	INR	376,660,600	06/17/26	56,146
	USD	160,617	KRW	240,405,430	04/03/26	2,435
	USD	3,159,441	KRW	4,620,271,049	04/06/26	95,501
	USD	365,000	KRW	533,859,950	04/09/26	10,020
	USD	333,143	KRW	493,901,288	04/13/26	4,697
	USD	1,014,387	KRW	1,521,710,950	04/20/26	2,250
	USD	463,747	KRW	693,216,899	04/23/26	2,629
	USD	770,132	KRW	1,149,625,370	04/27/26	5,333
	USD	1,931,230	KRW	2,838,540,701	05/06/26	42,408
	USD	127,354	KRW	188,383,074	06/10/26	1,875
	USD	1,145,108	KRW	1,706,536,976	06/17/26	8,132
	USD	2,898,068	MXN	51,057,599	04/09/26	51,494
	USD	1,274,438	MXN	22,772,287	04/10/26	4,940
	USD	4,398,677	MXN	78,718,714	06/17/26	36,229
	USD	134,929	PEN	462,698	06/17/26	2,517
	USD	442,752	PHP	26,201,247	04/13/26	10,633
	USD	418,798	PHP	24,867,915	06/10/26	10,387
	USD	2,921,548	PLN	10,737,439	06/17/26	29,884
	USD	305,876	PLN	1,127,962	06/18/26	2,111
	USD	2,987,012	SGD	3,820,380	04/08/26	13,858
	USD	1,591,000	SGD	2,039,108	04/10/26	3,848
	USD	2,058,718	SGD	2,608,016	06/17/26	19,161
	USD	1,132,721	TRY	54,793,464	06/17/26	3,141
	USD	1,826,844	TWD	57,322,718	04/02/26	34,133

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	2,147,732	TWD	68,310,439	04/07/26	$12,298
	USD	184,598	TWD	5,901,877	04/09/26	146
	USD	937,261	TWD	29,689,836	04/10/26	9,474
	USD	2,286,444	TWD	72,958,080	04/13/26	7,393
	USD	184,180	TWD	5,869,828	04/20/26	976
	USD	2,305,433	TWD	73,611,318	06/17/26	14,969
	USD	912,142	ZAR	14,740,216	04/08/26	41,568
	USD	3,487,370	ZAR	57,450,043	06/17/26	112,235
	USD	1,039,709	ZAR	17,669,909	06/18/26	1,701
	ZAR	9,488,637	USD	551,505	05/29/26	6,737

TOTAL						$1,207,470

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	1,812,390	USD	350,026	04/02/26	$(260)
	CLP	395,614,466	USD	433,080	04/23/26	(5,774)
	CLP	990,489,333	USD	1,083,422	06/17/26	(13,361)
	CNH	38,438,680	USD	5,618,968	06/17/26	(7,910)
	CZK	72,145,977	USD	3,430,068	06/17/26	(29,447)
	EUR	4,944,328	USD	5,823,758	04/07/26	(106,991)
	EUR	624,812	USD	724,757	04/10/26	(2,219)
	EUR	1,146,226	USD	1,332,144	04/20/26	(5,950)
	EUR	1,490,620	USD	1,739,852	04/21/26	(15,101)
	EUR	3,194,090	USD	3,759,428	04/23/26	(63,261)
	EUR	1,913,816	USD	2,222,898	05/26/26	(4,932)
	EUR	3,325,038	USD	3,868,407	06/17/26	(11,475)
	EUR	1,154,742	USD	1,343,173	06/18/26	(3,655)
	ILS	2,479,342	USD	799,890	06/17/26	(9,513)
	INR	123,614,879	USD	1,328,997	04/06/26	(12,543)
	INR	15,437,851	USD	166,572	04/13/26	(2,111)
	INR	115,966,873	USD	1,243,110	04/20/26	(9,660)
	INR	40,637,679	USD	437,000	04/23/26	(5,061)
	INR	22,329,921	USD	239,053	04/27/26	(1,922)
	INR	436,751,569	USD	4,666,386	06/17/26	(65,207)
	KRW	240,100,249	USD	167,592	04/03/26	(9,610)
	KRW	4,618,912,439	USD	3,151,383	04/06/26	(88,343)
	KRW	809,000,183	USD	549,812	04/09/26	(11,883)
	KRW	377,627,087	USD	255,805	04/13/26	(4,682)
	KRW	248,496,645	USD	166,575	04/16/26	(1,310)
	KRW	708,013,434	USD	476,180	04/20/26	(5,259)
	KRW	1,045,801,105	USD	701,161	04/27/26	(5,432)
	KRW	4,938,552,857	USD	3,329,423	06/17/26	(39,124)
	MXN	27,980,030	USD	1,604,427	04/09/26	(44,479)
	MXN	10,885,260	USD	614,292	05/20/26	(9,637)
	MXN	8,013,103	USD	447,722	05/26/26	(2,864)
	MXN	11,573,149	USD	649,117	06/17/26	(7,753)
	PHP	27,058,400	USD	454,000	04/13/26	(7,745)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	PLN	11,946,201	USD	3,243,481	06/17/26	$(26,290)
	SGD	2,584,533	USD	2,042,199	06/17/26	(21,007)
	TRY	36,366,343	USD	752,490	06/17/26	(2,789)
	TWD	57,224,359	USD	1,803,226	04/02/26	(13,591)
	TWD	68,312,957	USD	2,160,160	04/07/26	(24,646)
	TWD	5,899,938	USD	184,812	04/09/26	(421)
	TWD	103,055,321	USD	3,247,885	04/10/26	(27,480)
	TWD	5,301,293	USD	166,315	04/13/26	(714)
	TWD	33,246,432	USD	1,040,187	04/20/26	(2,528)
	TWD	35,744,396	USD	1,120,307	05/18/26	(6,983)
	TWD	41,186,332	USD	1,293,947	06/17/26	(12,407)
	USD	2,073,110	BRL	10,901,695	04/02/26	(30,772)
	USD	523,037	BRL	2,748,144	04/08/26	(6,737)
	USD	782,710	BRL	4,162,948	06/17/26	(7,199)
	USD	1,748,345	CNH	12,064,044	04/10/26	(4,591)
	USD	1,654,805	CNH	11,431,448	04/20/26	(7,547)
	USD	1,443,000	CNH	9,893,302	06/17/26	(1,168)
	USD	457,000	COP	1,749,396,000	04/06/26	(18,463)
	USD	285,999	COP	1,058,340,420	04/10/26	(1,311)
	USD	773,688	COP	2,912,199,413	06/17/26	(4,861)
	USD	1,564,061	CZK	33,217,843	06/17/26	(1,672)
	USD	1,360,987	EUR	1,182,204	04/10/26	(6,123)
	USD	562,341	EUR	490,485	04/23/26	(5,243)
	USD	18,660,904	EUR	16,208,804	06/17/26	(140,751)
	USD	2,271,456	EUR	1,970,456	06/18/26	(14,302)
	USD	1,429,658	HUF	489,686,804	06/17/26	(35,062)
	USD	833,951	HUF	284,020,607	06/18/26	(15,540)
	USD	1,305,962	INR	123,614,879	04/06/26	(10,492)
	USD	206,042	INR	19,414,287	04/23/26	(313)
	USD	274,587	INR	25,984,193	05/06/26	(892)
	USD	182,668	KRW	275,068,977	04/09/26	(234)
	USD	104,701	KRW	158,821,326	04/13/26	(915)
	USD	284,000	KRW	428,254,960	05/04/26	(955)
	USD	1,700,434	SGD	2,190,314	04/10/26	(4,411)
	USD	1,784,691	TWD	57,224,359	04/02/26	(4,946)
	USD	2,288,023	TWD	73,367,734	04/10/26	(4,666)
	USD	983,650	TWD	31,703,048	05/18/26	(3,799)
	USD	168,298	ZAR	2,863,549	04/10/26	(799)
	USD	775,991	ZAR	13,379,633	05/18/26	(11,799)
	ZAR	14,884,544	USD	921,644	04/08/26	(42,545)
	ZAR	9,017,802	USD	538,395	05/18/26	(7,429)
	ZAR	65,092,552	USD	3,875,270	06/17/26	(51,144)

TOTAL						$(1,200,011)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	22	06/18/26	$ 2,443,031	$ 16,884
2 Year U.S. Treasury Notes	171	06/30/26	35,473,148	(233,796)
20 Year U.S. Treasury Bonds	185	06/18/26	21,066,875	(629,050)
Ultra 10-Year U.S. Treasury Notes	34	06/18/26	3,859,531	(72,659)

Total				$(918,621)

Short position contracts:
5 Year U.S. Treasury Notes	(34)	06/30/26	(3,678,109)	5,339
Ultra Long U.S. Treasury Bonds	(4)	06/18/26	(466,250)	(11)

Total				$ 5,328

TOTAL FUTURES CONTRACTS				$(913,293)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12.750%(a)	1M BID Average(a)	01/03/28	BRL	1,400		$4,370	$659	$3,711
3.000(a)	12M SOFR(a)	06/17/28		$1,010	(b)	11,429	3,659	7,770
2.250(a)	6M EURO(c)	06/17/28	EUR	3,560	(b)	50,755	(1,991)	52,746
Mexico Interbank TIIE 28 Days(d)	7.250%(d)	09/14/28	MXN	81,810	(b)	(57,843)	(20,769)	(37,074)
12.000(e)	12M CPIBR(e)	09/16/28	COP	5,896,660	(b)	5,394	(1,345)	6,739
6.000(c)	12M MIBOR(c)	09/16/28	INR	339,120	(b)	45,436	16,462	28,974
1.250(e)	12M THOR(e)	09/16/28	THB	7,680	(b)	1,261	272	989
3.500(e)	3M KWCDC(e)	09/16/28	KRW	9,418,590	(b)	36,412	(4,433)	40,845
6M PRIBOR(c)	4.000(a)	09/16/28	CZK	156,390	(b)	(54,647)	(21,196)	(33,451)
12M CLICP(c)	4.750(c)	09/16/28	CLP	1,052,420	(b)	(6,201)	(83)	(6,118)
6M BUBOR(c)	6.250(a)	09/16/28	HUF	622,120	(b)	(36,091)	(29,601)	(6,490)
3M JIBAR(e)	6.750(e)	09/16/28	ZAR	60,110	(b)	(47,968)	(19,521)	(28,447)
3.750(a)	6M WIBOR(c)	09/16/28	PLN	12,380	(b)	49,290	47,115	2,175
1M BID Average(a)	13.250(a)	01/02/29	BRL	54,100		(171,737)	(70,862)	(100,875)
13.250(a)	1M BID Average(a)	01/02/29	BRL	14,800		46,982	(10,177)	57,159
1M BID Average(f)	12.750(f)	01/02/31	BRL	10,980		(52,660)	(23,544)	(29,116)
12.750(f)	1M BID Average(f)	01/02/31	BRL	3,640		17,457	9,932	7,525
2.500(a)	6M EURO(c)	06/17/31	EUR	2,320	(b)	50,993	(8,179)	59,172
Mexico Interbank TIIE 28 Days(d)	7.750(d)	09/11/31	MXN	49,790	(b)	(63,542)	(23,945)	(39,597)
1.500(e)	12M THOR(e)	09/16/31	THB	13,230	(b)	6,345	2,376	3,969
3M JIBAR(e)	7.000(e)	09/16/31	ZAR	22,570	(b)	(45,193)	(21,608)	(23,585)
2.500(a)	6M EURO(c)	06/17/33	EUR	700	(b)	24,256	3,708	20,548
3.750(a)	12M SOFR(a)	06/17/36		$1,460	(b)	15,699	(19,793)	35,492
2.750(a)	6M EURO(c)	06/17/36	EUR	1,350	(b)	45,329	35,571	9,758
Mexico Interbank TIIE 28 Days(d)	8.000(d)	09/04/36	MXN	24,000	(b)	(55,194)	(31,048)	(24,146)
11.250(e)	12M CPIBR(e)	09/16/36	COP	4,473,780	(b)	(13,123)	(7,159)	(5,964)
2.000(e)	12M THOR(e)	09/16/36	THB	32,300	(b)	18,488	2,778	15,710

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

7.750%(e)	3M JIBAR(e)	09/16/36	ZAR	28,800	(b)	$85,124	$34,685	$50,439
6M PRIBOR(c)	4.250%(a)	09/16/36	CZK	16,340	(b)	(20,594)	(16,370)	(4,224)
6M WIBOR(c)	4.500(a)	09/16/36	PLN	3,780	(b)	(34,230)	(23,009)	(11,221)
12M CLICP(c)	5.250(c)	09/16/36	CLP	533,490	(b)	(3,498)	(3,771)	273
6.750(a)	6M BUBOR(c)	09/16/36	HUF	336,540	(b)	27,511	20,440	7,071
3.000(a)	6M EURO(c)	06/17/41	EUR	1,370	(b)	42,559	(8,558)	51,117

TOTAL						$(77,431)	$(189,305)	$111,874

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(c)	Payments made semi-annually.
(d)	Payments made monthly.
(e)	Payments made quarterly.
(f)	Payments made at maturity.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	BNP Paribas SA	$5.215	04/06/2026	1,852,000	$1,852,000	$7,025	$28,630	$(21,605)
Call USD/Put MXN	BofA Securities LLC	18.200	04/07/2026	6,466,000	6,466,000	17,057	87,550	(70,493)
Call USD/Put MXN	BofA Securities LLC	17.840	04/07/2026	3,654,000	3,654,000	33,544	26,024	7,520
Call USD/Put ZAR	BofA Securities LLC	17.720	05/14/2026	3,258,370	3,258,370	30,342	50,228	(19,886)
Call USD/Put MXN	Citibank NA	17.750	04/07/2026	6,435,000	6,435,000	79,504	71,493	8,011
Call USD/Put BRL	Deutsche Bank AG (London)	5.375	04/06/2026	1,852,000	1,852,000	589	15,183	(14,594)
Call USD/Put MXN	Deutsche Bank AG (London)	17.800	05/18/2026	2,916,000	2,916,000	66,806	51,243	15,563
Call USD/Put CNH	HSBC Bank PLC	6.965	04/16/2026	4,309,000	4,309,000	1,478	16,904	(15,426)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,485.500	04/02/2026	1,820,000	1,820,000	24,009	9,005	15,004
Call USD/Put TWD	JPMorgan Securities, Inc.	31.860	04/08/2026	3,677,000	3,677,000	30,501	22,687	7,814
Call USD/Put ZAR	JPMorgan Securities, Inc.	16.860	05/14/2026	2,963,340	2,963,340	71,974	64,007	7,967
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.500	05/27/2026	2,884,000	2,884,000	40,947	59,958	(19,011)
Call USD/Put KRW	MS & Co. Int. PLC	1,485.500	04/02/2026	1,820,000	1,820,000	24,009	5,296	18,713
Call USD/Put MXN	MS & Co. Int. PLC	18.135	05/21/2026	2,897,000	2,897,000	47,056	46,891	165
Call USD/Put TWD	Standard Chartered Bank	31.940	04/09/2026	3,654,500	3,654,500	25,713	37,115	(11,402)
Call USD/Put TWD	Standard Chartered Bank	32.080	05/14/2026	2,963,340	2,963,340	34,959	28,609	6,350
Call USD/Put TWD	Standard Chartered Bank	32.780	05/14/2026	2,841,000	2,841,000	13,211	14,819	(1,608)

				56,262,550		$548,724	$635,642	$(86,918)

Puts
Put EUR/Call USD	BNP Paribas SA	EUR 1.178	04/01/2026	3,081,000	EUR 3,081,000	66,647	25,786	40,861
Put EUR/Call USD	BNP Paribas SA	1.179	04/01/2026	4,690,000	4,690,000	106,142	30,228	75,914
Put EUR/Call USD	BNP Paribas SA	1.155	04/16/2026	3,137,000	3,137,000	21,266	23,625	(2,359)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	BNP Paribas SA	EUR	1.160	04/17/2026	3,720,000	EUR	3,720,000	$34,686	$35,300	$(614)
Put EUR/Call USD	BNP Paribas SA		1.139	04/21/2026	1,569,000		1,569,000	4,613	15,031	(10,418)
Put EUR/Call USD	BNP Paribas SA		1.150	05/07/2026	5,013,000		5,013,000	38,578	44,048	(5,470)
Put EUR/Call USD	BNP Paribas SA		1.153	05/22/2026	4,981,000		4,981,000	51,251	53,012	(1,761)
Put EUR/Call USD	BNP Paribas SA		1.145	05/27/2026	2,499,000		2,499,000	19,734	26,107	(6,373)
Put EUR/Call USD	BNP Paribas SA		1.145	06/18/2026	2,552,580		2,552,580	24,550	31,025	(6,475)
Put EUR/Call USD	Citibank NA		1.173	04/21/2026	6,279,000		6,279,000	112,304	50,655	61,649
Put EUR/Call USD	Citibank NA		1.139	04/21/2026	988,470		988,470	2,906	5,436	(2,530)
Put USD/Call KRW	Citibank NA		$1,476.200	04/30/2026	1,818,000		$1,818,000	11,104	29,563	(18,459)
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.195	04/01/2026	4,618,000	EUR	4,618,000	176,022	56,647	119,375
Put USD/Call KRW	Deutsche Bank AG (London)		$1,416.000	04/02/2026	3,640,000		$3,640,000	0	18,939	(18,939)
Put USD/Call KRW	Deutsche Bank AG (London)		1,476.200	04/30/2026	1,145,340		1,145,340	6,996	13,386	(6,390)
Put EUR/Call USD	MS & Co. Int. PLC	EUR	1.178	04/01/2026	3,081,000	EUR	3,081,000	65,109	27,244	37,865
Put EUR/Call USD	Royal Bank of Canada (UK)		1.149	04/21/2026	6,256,000		6,256,000	32,908	41,870	(8,962)
Put EUR/Call USD	Royal Bank of Canada (UK)		1.144	06/16/2026	990,360		990,360	8,992	11,240	(2,248)
Put EUR/Call USD	UBS AG (London)		1.149	04/21/2026	1,970,640		1,970,640	10,366	17,087	(6,721)
Put EUR/Call USD	UBS AG (London)		1.144	06/16/2026	1,572,000		1,572,000	14,273	19,664	(5,391)

					63,601,390			$808,447	$575,893	$232,554

Total purchased option contracts					119,863,940			$1,357,171	$1,211,535	$145,636

Written option contracts
Calls
Call USD/Put BRL	BNP Paribas SA		$5.375	04/06/2026	(1,852,000)		$(1,852,000)	(589)	(12,895)	12,306
Call USD/Put CNH	BofA Securities LLC		6.965	04/16/2026	(4,309,000)		(4,309,000)	(1,478)	(13,392)	11,914
Call USD/Put MXN	BofA Securities LLC		17.750	04/07/2026	(6,435,000)		(6,435,000)	(79,504)	(37,803)	(41,701)
Call USD/Put MXN	BofA Securities LLC		17.840	04/07/2026	(3,652,191)		(3,652,191)	(33,527)	(49,576)	16,049
Call USD/Put SGD	BofA Securities LLC		1.272	04/02/2026	(1,363,000)		(1,363,000)	(14,055)	(6,436)	(7,619)
Call USD/Put SGD	BofA Securities LLC		1.276	04/06/2026	(2,198,870)		(2,198,870)	(16,758)	(11,044)	(5,714)
Call USD/Put ZAR	BofA Securities LLC		16.860	05/14/2026	(2,963,340)		(2,963,340)	(71,974)	(105,128)	33,154
Call USD/Put MXN	Citibank NA		18.200	04/07/2026	(6,425,409)		(6,425,409)	(16,950)	(36,496)	19,546
Call USD/Put BRL	Deutsche Bank AG (London)		5.215	04/06/2026	(1,852,000)		(1,852,000)	(7,025)	(34,538)	27,513
Call USD/Put KRW	Deutsche Bank AG (London)		1,485.500	04/02/2026	(3,640,000)		(3,640,000)	(48,019)	(19,390)	(28,629)
Call USD/Put MXN	Deutsche Bank AG (London)		18.650	05/18/2026	(3,208,000)		(3,208,000)	(27,329)	(22,684)	(4,645)
Call USD/Put CNH	HSBC Bank PLC		6.860	04/16/2026	(849,870)		(849,870)	(3,950)	(3,529)	(421)
Call USD/Put SGD	HSBC Bank PLC		1.276	04/23/2026	(2,164,000)		(2,164,000)	(18,082)	(12,275)	(5,807)
Call USD/Put CNH	JPMorgan Securities, Inc.		6.885	04/07/2026	(2,164,000)		(2,164,000)	(4,419)	(6,514)	2,095
Call USD/Put ZAR	JPMorgan Securities, Inc.		17.720	05/14/2026	(3,258,370)		(3,258,370)	(30,342)	(31,342)	1,000
Call USD/Put ZAR	JPMorgan Securities, Inc.		18.575	05/27/2026	(2,884,000)		(2,884,000)	(14,824)	(23,591)	8,767
Call EUR/Put PLN	MS & Co. Int. PLC	EUR	4.268	04/23/2026	(1,868,000)	EUR	(1,868,000)	(19,123)	(12,806)	(6,317)
Call EUR/Put PLN	MS & Co. Int. PLC		4.270	04/28/2026	(1,253,000)		(1,253,000)	(13,040)	(8,668)	(4,372)
Call USD/Put CNH	MS & Co. Int. PLC		$6.860	04/16/2026	(1,349,000)		$(1,349,000)	(6,270)	(5,569)	(701)
Call USD/Put MXN	MS & Co. Int. PLC		18.930	05/21/2026	(3,187,000)		(3,187,000)	(21,923)	(23,587)	1,664
Call USD/Put TWD	MS & Co. Int. PLC		31.940	04/09/2026	(1,816,000)		(1,816,000)	(12,777)	(16,380)	3,603
Call USD/Put TWD	Standard Chartered Bank		31.860	04/08/2026	(3,677,000)		(3,677,000)	(30,501)	(41,532)	11,031
Call USD/Put TWD	Standard Chartered Bank		31.940	04/09/2026	(1,838,500)		(1,838,500)	(12,936)	(12,614)	(322)
Call USD/Put TWD	Standard Chartered Bank		32.080	05/14/2026	(2,963,340)		(2,963,340)	(34,959)	(38,322)	3,363
					(67,170,890)			$(540,354)	$(586,111)	$45,757

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Put EUR/Call USD	BNP Paribas SA	EUR	1.195	04/01/2026	(4,618,000)	EUR	(4,618,000)	$(176,022)	$(69,598)	$(106,424)
Put EUR/Call USD	BNP Paribas SA		1.155	04/16/2026	(3,137,000)		(3,137,000)	(21,266)	(30,538)	9,272
Put EUR/Call USD	BNP Paribas SA		1.149	04/21/2026	(5,092,021)		(5,092,021)	(26,785)	(31,944)	5,159
Put EUR/Call USD	BNP Paribas SA		1.144	06/16/2026	(2,562,360)		(2,562,360)	(23,264)	(37,824)	14,560
Put EUR/Call USD	BofA Securities LLC		1.139	04/21/2026	(2,557,470)		(2,557,470)	(7,520)	(10,039)	2,519
Put USD/Call SGD	BofA Securities LLC		$1.272	04/02/2026	(1,363,000)		$(1,363,000)	(18)	(6,436)	6,418
Put USD/Call SGD	BofA Securities LLC		1.276	04/06/2026	(2,198,870)		(2,198,870)	(1,106)	(9,054)	7,948
Put EUR/Call USD	Citibank NA	EUR	1.179	04/01/2026	(4,690,000)	EUR	(4,690,000)	(106,142)	(44,845)	(61,297)
Put USD/Call KRW	Citibank NA		$1,416.000	04/02/2026	(3,640,000)		$(3,640,000)	0	(3,799)	3,799
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.178	04/01/2026	(3,081,000)	EUR	(3,081,000)	(66,647)	(15,847)	(50,800)
Put EUR/Call USD	Deutsche Bank AG (London)		1.178	04/01/2026	(3,081,000)		(3,081,000)	(65,109)	(15,400)	(49,709)
Put EUR/Call USD	Deutsche Bank AG (London)		1.149	04/21/2026	(3,134,620)		(3,134,620)	(16,489)	(15,153)	(1,336)
Put USD/Call CNH	HSBC Bank PLC		$6.860	04/16/2026	(849,870)		$(849,870)	(1,639)	(3,530)	1,891
Put USD/Call SGD	HSBC Bank PLC		1.276	04/23/2026	(2,164,000)		(2,164,000)	(5,603)	(12,276)	6,673
Put USD/Call CNH	JPMorgan Securities, Inc.		6.885	04/07/2026	(2,164,000)		(2,164,000)	(4,733)	(6,514)	1,781
Put EUR/Call PLN	MS & Co. Int. PLC	EUR	4.268	04/23/2026	(1,868,000)	EUR	(1,868,000)	(4,890)	(12,806)	7,916
Put EUR/Call PLN	MS & Co. Int. PLC		4.270	04/28/2026	(1,253,000)		(1,253,000)	(3,952)	(8,668)	4,716
Put USD/Call CNH	MS & Co. Int. PLC		$6.860	04/16/2026	(1,349,000)		$(1,349,000)	(2,601)	(5,569)	2,968
Put EUR/Call USD	Royal Bank of Canada (UK)	EUR	1.160	04/17/2026	(3,720,000)	EUR	(3,720,000)	(34,686)	(13,743)	(20,943)
Put EUR/Call USD	Royal Bank of Canada (UK)		1.173	04/21/2026	(6,279,000)		(6,279,000)	(112,304)	(108,413)	(3,891)

					(58,802,211)			$(680,776)	$(461,996)	$(218,780)

Total written option contracts					(125,973,101)			$(1,221,130)	$(1,048,107)	$(173,023)

TOTAL					(6,109,161)			$136,041	$163,428	$(27,387)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
BRL	—Brazil Real
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
HUF	—Hungarian Forint
ILS	—Israeli Shekel
INR	—Indian Rupee
KRW	—South Korean Won
MXN	—Mexican Peso
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PYG	—Paraguay Guarani
RON	—Romania New Leu
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UYU	—Uruguay Peso
UZS	—Uzbekistan Som
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
WR	—Withdrawn Rating

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
BUBOR	—Budapest Interbank Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 87.3%

Advertising – 0.8%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
	$3,680,000	7.875%		04/01/30	$3,855,904
	1,502,000	7.125		02/15/31	1,574,261
	1,665,000	7.500		03/15/33	1,763,685
Clear Channel Outdoor Holdings, Inc.(a)(b) (CCC/Caa3)
	1,610,000	7.750		04/15/28	1,618,404
Neptune Bidco U.S., Inc.(a)(b) (B-/B3)
	750,000	9.290		04/15/29	752,775
	7,914,000	10.375		05/15/31	8,003,349
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B1)
	2,809,000	4.250		01/15/29	2,716,022

					20,284,400

Aerospace & Defense – 1.1%
Bombardier, Inc.(a)(b) (BB-/Ba3)
	3,170,000	7.000		06/01/32	3,287,322
Moog, Inc.(a)(b) (BB/Ba2)
	3,362,000	4.250		12/15/27	3,362,000
TransDigm, Inc.(a)(b) (BB-/Ba3)
	4,194,000	6.750		08/15/28	4,241,895
	9,557,000	6.375		03/01/29	9,751,294
	7,151,000	6.875		12/15/30	7,332,993

					27,975,504

Airlines – 1.8%
American Airlines, Inc.(a)(b) (BB-/Ba2)
	7,339,000	7.250		02/15/28	7,386,410
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) (NR/Ba1)
	218,750	5.500		04/20/26	218,628
OneSky Flight LLC(a)(b) (B+/B3)
	12,576,000	8.875		12/15/29	12,968,748
United Airlines, Inc.(a)(b) (BBB-/Baa3)
	13,905,000	4.625		04/15/29	13,631,072
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	(B/B3)
	4,060,000	7.875		05/01/27	3,996,420
	5,532,000	9.500	(c)	06/01/28	5,407,087
	1,555,000	6.375	(c)	02/01/30	1,342,323

					44,950,688

Apparel(a)(b) – 0.5%
Beach Acquisition Bidco LLC(d) (B+/Caa1) (PIK 10.750%, Cash 10.000%)
	4,195,113	10.000		07/15/33	4,459,489
Beach Acquisition Bidco LLC (NR/Ba3)
EUR	3,336,000	5.250%		07/15/32	3,700,600
Champ Acquisition Corp. (B/B2)
	$4,695,000	8.375		12/01/31	4,918,999

					13,079,088

Automotive – 1.5%
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/Caa1)
	1,205,000	6.750		09/15/32	1,215,182
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B2)
	5,545,000	6.750		05/15/28	5,613,980

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)(b) (BB-/Ba2)
	$3,627,000	6.125%		04/15/31	$3,586,088
Grupo Antolin Irausa SA(a) (B-/Caa1)
EUR	2,391,000	10.375		01/30/30	1,606,226
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 7.125%, Cash 6.375%)
	$3,305,000	6.375		05/15/29	3,300,571
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750		05/15/28	1,149,496
Nissan Motor Acceptance Co. LLC(a)(b) (NR/Ba2)
	$5,807,000	6.125		09/30/30	5,585,231
Phinia, Inc.(a)(b) (BB+/Baa3)
	4,335,000	6.750		04/15/29	4,424,951
Qnity Electronics, Inc.(a)(b) (BB/B1)
	494,000	6.250		08/15/33	501,188
Qnity Electronics, Inc.(a)(b) (BB+/Ba1)
	1,805,000	5.750		08/15/32	1,807,256
ZF Europe Finance BV(a) (BB-/Ba2)
EUR	3,100,000	4.750		01/31/29	3,482,557
ZF North America Capital, Inc.(a)(b) (BB-/Ba2)
	$2,310,000	6.875		04/14/28	2,333,585
	2,020,000	6.750		04/23/30	1,961,440

					36,567,751

Banks – 3.2%
Banco Mercantil del Norte SA(a)(b)(e) (BB-/Ba2) (5 yr. CMT + 4.643%)
	5,200,000	5.875		01/24/27	5,138,432
Bank of New York Mellon Corp.(a)(e) (BBB/Baa1)
(5 yr. CMT + 2.034%)
	6,061,000	5.625	(c)	03/20/31	5,934,264
(5 yr. CMT + 3.352%)
	7,293,000	7.166		06/20/26	7,312,326
Barclays PLC(a)(e) (BB+/Ba1)
(5 yr. CMT + 3.410%)
	1,912,000	4.375		03/15/28	1,811,486
(5 yr. CMT + 5.431%)
	5,088,000	8.000		03/15/29	5,246,746
(5 yr. EURIBOR ICE Swap + 3.561%)
EUR	2,204,000	6.125		12/15/35	2,433,188
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	$1,670,000	7.625		03/15/35	1,688,904
Citigroup, Inc.(a)(e) (BB+/Ba1) (5 yr. CMT + 3.001%)
	14,260,000	6.625		02/15/31	14,258,717
Commerzbank AG(a)(e) (BB/Ba1) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
	4,400,000	7.500		10/09/30	4,458,168
JPMorgan Chase & Co.(a)(e) (BBB/Baa1)
(5 yr. CMT + 2.152%)
	5,580,000	6.500		04/01/30	5,723,573
(5 yr. CMT + 2.850%)
	855,000	3.650		06/01/26	851,187

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
NatWest Group PLC(a)(e) (NR/Baa3) (5 yr. U.K. Government Bond + 3.294%)
GBP	1,828,000	7.500%	02/28/32	$2,404,807
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	$4,462,000	6.200	09/15/27	4,474,538
Toronto-Dominion Bank(a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,520,150
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	5,025,000	3.700	01/15/27	4,914,149
UBS Group AG(a)(b)(c)(e) (BBB-/NR) (5 yr. CMT + 3.098%)
	3,565,000	3.875	06/02/26	3,549,278
UniCredit SpA(a)(b)(e) (BBB-/Baa3) (5 yr. CMT + 4.750%)
	3,415,000	5.459	06/30/35	3,409,673
Wells Fargo & Co.(a)(e) (BB+/Baa2)
(5 yr. CMT + 2.767%)
	1,952,000	6.850	09/15/29	2,021,608
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,146,386

				79,297,580

Beverages(a) – 0.2%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index Average + 1.569%)
GBP	80,000	5.177	07/15/32	103,221
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b) (BB/Ba3)
	$3,655,000	4.375	04/30/29	3,551,965

				3,655,186

Building Materials – 1.8%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	5,735,000	5.000	03/01/30	5,588,299
	2,900,000	6.750	05/15/35	2,901,711
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B2)
	4,460,000	6.625	12/15/30	4,540,459
James Hardie International Finance DAC(a)(b) (BB/Ba1)
	5,675,000	5.000	01/15/28	5,641,120
Masterbrand, Inc.(a)(b) (BB/B1)
	2,605,000	7.000	07/15/32	2,549,956
MIWD Holdco II LLC/MIWD Finance Corp.(a)(b) (B-/Caa1)
	1,095,000	5.500	02/01/30	947,569
Quikrete Holdings, Inc.(a)(b) (B+/B2)
	3,120,000	6.750	03/01/33	3,169,140
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
	2,870,000	6.375	03/01/32	2,917,126
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
	7,505,000	6.000	11/01/28	7,451,339
	3,320,000	8.875	11/15/31	3,395,696
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
	5,695,000	6.500	08/15/32	5,723,304
Standard Industries, Inc.(a)(b) (BB+/Ba3)
	1,360,000	4.750	01/15/28	1,346,155

				46,171,874

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – 2.9%
Avient Corp.(a)(b) (BB-/Ba3)
	$2,945,000	7.125%		08/01/30	$2,988,056
	1,050,000	6.250		11/01/31	1,057,098
Axalta Coating Systems LLC(a)(b) (BB+/Ba3)
	3,055,000	3.375		02/15/29	2,887,678
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB+/Ba3)
	3,550,000	4.750		06/15/27	3,526,037
Cerdia Finanz GmbH(a)(b) (B/B2)
	7,663,000	9.375		10/03/31	7,624,762
Chemours Co.(a)(b) (BB-/B1)
	2,447,000	5.750		11/15/28	2,427,130
FMC Corp.(a) (BB+/Ba1)
	3,250,000	4.500		10/01/49	2,013,732
	3,822,000	6.375	(c)	05/18/53	2,878,425
Ingevity Corp.(a)(b) (NR/Ba3)
	3,261,000	3.875		11/01/28	3,127,299
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
	2,145,000	6.250		03/15/32	2,195,150
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,786,000	5.000		07/01/28	3,752,759
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	843,031
	$6,335,000	4.250		10/01/28	6,068,740
	2,685,000	6.750		08/01/32	2,558,322
Perimeter Holdings LLC(a)(b) (B+/B2)
	8,275,000	6.250		01/15/34	8,126,877
SNF Group SACA(a)(b) (BBB-/Baa3)
	3,055,000	3.125		03/15/27	3,055,000
	4,285,000	3.375		03/15/30	3,962,254
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
	5,753,000	5.625		09/30/33	5,672,688
Valvoline, Inc.(a)(b)(c) (B+/Ba3)
	2,156,000	3.625		06/15/31	1,950,167
WR Grace Holdings LLC(a)(b) (B-/B2)
	2,755,000	7.375		03/01/31	2,760,648
	3,935,000	7.000		08/01/33	3,833,988

					73,309,841

Commercial Services – 3.4%
Aegis Lux 1a SARL(a)(b)(d) (BB-/B1)
EUR	2,115,000	5.625		10/29/31	2,414,994
Allied Universal Holdco LLC(a)(b) (B/B3)
	$3,296,000	7.875		02/15/31	3,399,494
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (B/B3)
	1,140,000	6.875		06/15/30	1,157,533
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	8,083,000	4.625	%(a)(b)	06/01/28	7,904,559
APi Group DE, Inc.(a)(b) (B+/B1)
	7,053,000	4.125		07/15/29	6,721,086
	2,639,000	4.750		10/15/29	2,556,004
Avis Budget Finance PLC(a) (B+/B1)
EUR	1,990,000	7.250		07/31/30	2,237,049

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$5,551,000	5.750%	10/15/29	$5,579,477
Block, Inc.(a) (BB+/Ba1)
	1,275,000	6.500	05/15/32	1,282,153
	3,268,000	6.000 (b)	08/15/33	3,214,568
Brink’s Co.(a)(b) (BB/Ba3)
	2,265,000	4.625	10/15/27	2,239,156
CompoSecure Holdings LLC(a)(b) (B+/B1)
	3,269,000	5.625	02/01/33	3,196,101
Garda World Security Corp.(a)(b) (B/B1)
	2,652,000	7.750	02/15/28	2,701,062
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	1,795,000	8.250	08/01/32	1,779,886
	2,370,000	8.375	11/15/32	2,378,034
Graham Holdings Co.(a)(b) (BB/Ba1)
	9,379,000	5.625	12/01/33	9,170,224
Herc Holdings, Inc.(a)(b) (BB-/Ba3)
	2,705,000	7.000	06/15/30	2,775,898
Hertz Corp.(a)(b)(c) (B-/Ba3)
	874,000	12.625	07/15/29	766,725
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	3,005,000	6.500	05/15/29	2,976,753
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b)(c) (B/B2)
	2,239,000	4.000	06/15/29	1,843,593
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba3)
	5,038,000	3.375	08/31/27	4,908,423
PROG Holdings, Inc.(a)(b) (B+/B1)
	3,013,000	6.000	11/15/29	2,873,137
TriNet Group, Inc.(a)(b) (BB/Ba2)
	4,796,000	3.500	03/01/29	4,331,507
	3,765,000	7.125	08/15/31	3,652,690
Verisure Midholding AB (BB-/Ba3)
EUR	1,475,000	5.250%	02/15/29	1,700,941
Williams Scotsman, Inc.(a)(b) (BB-/B2)
	$965,000	6.625	04/15/30	978,066

				84,739,113

Computers – 1.5%
Ahead DB Holdings LLC(a)(b) (CCC+/Caa1)
	10,724,000	6.625	05/01/28	10,494,077
CACI International, Inc.(a)(b) (BB-/Ba2)
	6,520,000	6.375	06/15/33	6,631,688
Diebold Nixdorf, Inc.(a)(b) (B+/B1)
	4,085,000	7.750	03/31/30	4,254,650
Gartner, Inc.(a) (BBB-/Baa3)
	4,228,000	5.600	11/20/35	4,001,971
McAfee Corp.(a)(b)(c) (CCC+/Caa1)
	4,600,000	7.375	02/15/30	3,794,586
Seagate Data Storage Technology Pte. Ltd.(a)(b) (BB+/Ba3)
	1,405,000	8.250	12/15/29	1,476,374
	2,834,000	9.625	12/01/32	3,156,169

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers – (continued)
Virtusa Corp.(a)(b) (B-/Caa1)
$3,798,000	7.125%		12/15/28	$2,968,441

				36,777,956

Distribution & Wholesale(a)(b) – 0.4%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
11,554,000	3.875		11/15/29	10,954,232

Diversified Financial Services – 9.0%
Air Lease Corp.(a)(e) (BB+/NR) (5 yr. CMT + 3.149%)
3,168,000	4.125		12/15/26	3,079,771
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
16,557,000	3.550		09/15/26	16,354,508
Burford Capital Global Finance LLC(a)(b) (BB/Ba1)
5,080,000	7.500		07/15/33	4,228,897
7,133,000	8.500		01/15/34	6,098,786
Capital One Financial Corp.(a)(c)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
2,310,000	3.950		09/01/26	2,273,641
Charles Schwab Corp.(a)(e) (BBB-/Baa2)
(3 mo. USD Term SOFR + 2.575%)
3,660,000	5.000		12/01/27	3,598,695
(5 yr. CMT + 3.168%)
13,677,000	4.000		06/01/26	13,585,638
Credit Acceptance Corp.(a)(b) (BB/Ba3)
8,548,000	9.250		12/15/28	8,888,723
8,480,000	6.625		03/15/30	8,269,018
CrossCountry Intermediate HoldCo LLC(a)(b) (NR/B1)
3,085,000	6.500		10/01/30	2,940,622
Encore Capital Group, Inc.(a)(b) (NR/Ba3)
1,800,000	9.250		04/01/29	1,889,622
Enova International, Inc.(a)(b) (B/B2)
3,168,000	11.250		12/15/28	3,348,639
17,641,000	9.125		08/01/29	18,115,543
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
490,000	9.250		02/01/29	496,860
goeasy Ltd.(a)(b) (B-/B1)
2,278,000	4.375		05/01/26	2,235,743
5,274,000	9.250	(c)	12/01/28	4,909,092
8,216,000	7.625		07/01/29	7,231,805
7,367,000	6.875	(c)	02/15/31	5,932,424
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,601,000	7.125		04/30/31	4,733,463
9,150,000	6.125		11/01/32	9,065,088
Jefferson Capital Holdings LLC(a)(b) (NR/Ba3)
2,562,000	9.500		02/15/29	2,688,768
3,790,000	8.250		05/15/30	3,953,235
Navient Corp.(a) (BB-/Ba3)
1,204,000	5.000		03/15/27	1,175,610
4,156,000	5.500		03/15/29	3,829,795
OneMain Finance Corp.(a) (BB/Ba2)
3,740,000	7.875		03/15/30	3,859,194
10,959,000	6.750		09/15/33	10,530,613
Osaic Holdings, Inc.(a)(b) (B/B1)
5,357,000	6.750		08/01/32	5,350,679

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Provident Funding Associates LP/PFG Finance Corp.(a)(b) (NR/B3)
$10,815,000	9.750%	09/15/29	$11,104,301
Rocket Cos., Inc.(a)(b) (BB/Ba1)
5,660,000	6.125	08/01/30	5,715,525
4,855,000	6.375	08/01/33	4,905,686
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b) (BB/Ba1)
784,000	2.875	10/15/26	774,772
6,788,000	4.000	10/15/33	6,088,972
SLM Corp.(a) (BB+/Ba1)
1,720,000	6.500	01/31/30	1,692,428
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
1,800,000	6.875	07/15/32	1,823,634
StoneX Group, Inc.(a)(b) (BB-/Ba3)
3,105,000	7.875	03/01/31	3,230,318
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
794,000	5.750	06/15/27	781,749
11,960,000	5.500	04/15/29	11,193,244
UWM Holdings LLC(a)(b) (NR/Ba3)
6,827,000	6.625	02/01/30	6,438,407
10,019,000	6.250	03/15/31	9,124,604
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
5,030,000	7.500	06/15/31	5,172,198

			226,710,310

Electrical – 2.0%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (B+/NR)
16,924,000	6.375	02/15/32	16,542,871
Duke Energy Corp. (BBB/Baa2)
2,045,000	4.125	04/15/26	2,253,590
Lightning Power LLC(a)(b) (BBB-/Ba3)
5,288,000	7.250	08/15/32	5,508,880
NRG Energy, Inc.(a)(b) (BB/Ba2)
11,230,000	5.750	07/15/29	11,212,706
9,593,000	6.250	11/01/34	9,661,974
5,135,000	6.000	01/15/36	5,088,066
Talen Energy Supply LLC(a)(b) (B/B2)
645,000	6.250	02/01/34	640,614

			50,908,701

Electrical Components & Equipment(a)(b) – 0.0%
WESCO Distribution, Inc. (BB/Ba3)
735,000	6.375	03/15/33	749,340

Electronics – 0.8%
Atkore, Inc.(a)(b)(c) (BB+/Ba2)
6,055,000	4.250	06/01/31	5,682,496
Coherent Corp.(a)(b) (B+/B1)
2,748,000	5.000	12/15/29	2,696,255
Imola Merger Corp.(a)(b) (BB/Ba3)
4,596,000	4.750	05/15/29	4,470,207
Sensata Technologies BV(a)(b) (BB+/Ba2)
825,000	4.000	04/15/29	796,439
2,131,000	5.875	09/01/30	2,132,833

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electronics – (continued)
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
	$3,749,000	4.375%		02/15/30	$3,591,542

					19,369,772

Engineering & Construction – 1.6%
AECOM(a)(b) (BB/Ba2)
	13,271,000	6.000		08/01/33	13,259,587
Brundage-Bone Concrete Pumping Holdings, Inc.(a)(b) (B/B2)
	8,849,000	7.500		02/01/32	8,936,162
Dycom Industries, Inc.(a)(b) (BB-/B1)
	5,174,000	4.500		04/15/29	5,020,384
Global Infrastructure Solutions, Inc.(a)(b) (BB/Ba3)
	6,523,000	5.625		06/01/29	6,398,411
	5,556,000	7.500		04/15/32	5,806,798
Kier Group PLC(a) (BB+/NR)
GBP	1,155,000	9.000		02/15/29	1,588,411

					41,009,753

Entertainment – 3.6%
Banijay Entertainment SAS(a)(b) (B+/B2)
	$2,890,000	8.125		05/01/29	2,981,584
Boyne USA, Inc.(a)(b) (B/B1)
	4,018,000	4.750		05/15/29	3,901,639
Brightstar Lottery PLC(a)(b) (BB+/Ba1)
	3,466,000	5.250		01/15/29	3,438,861
Cinemark USA, Inc.(a)(b) (BB/B2)
	7,035,000	5.250		07/15/28	6,986,177
CPUK Finance Ltd.(a) (B/NR)
GBP	1,000,000	7.875		08/28/29	1,341,800
Discovery Global Holdings, Inc.(a) (BB/Ba2)
	$16,166,000	5.050		03/15/42	10,784,985
	6,335,000	5.141		03/15/52	3,838,883
Flutter Treasury DAC(a)(b) (BBB-/Ba1)
	1,785,000	6.375		04/29/29	1,814,720
	17,420,000	5.875		06/04/31	17,231,341
Light & Wonder International, Inc.(a)(b) (BB-/B2)
	2,044,000	6.250		10/01/33	2,001,178
Penn Entertainment, Inc.(a)(b) (B-/B3)
	3,210,000	5.625		01/15/27	3,204,222
	1,750,000	4.125	(c)	07/01/29	1,637,370
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000		03/27/30	3,866,289
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b)(c) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	2,914,949
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,800,000	8.450	%(a)(b)	07/27/30	7,400,250
Rivers Enterprise Borrower LLC(a)(b) (B+/B1)
	2,430,000	6.250		10/15/30	2,426,501
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
	6,117,000	6.625		02/01/33	6,090,758
SeaWorld Parks & Entertainment, Inc.(a)(b)(c) (B+/B2)
	6,035,000	5.250		08/15/29	5,783,582

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment – (continued)
Vail Resorts, Inc.(a)(b) (BB-/Ba3)
	$2,425,000	5.625%	07/15/30	$2,407,637

				90,052,726

Environmental – 1.4%
GFL Environmental, Inc.(a)(b) (BB/Ba3)
	2,451,000	4.000	08/01/28	2,382,225
	3,580,000	4.375	08/15/29	3,478,722
Luna 1.5 SARL(a)(b)(d) (B-/B3)
	8,145,000	12.000	07/01/32	8,688,841
Luna 2 5SARL(a)(b) (B+/B1)
EUR	1,408,000	5.500	07/01/32	1,603,383
Madison IAQ LLC(a)(b) (CCC+/Caa1)
	$13,694,000	5.875	06/30/29	13,452,849
Waste Pro USA, Inc.(a)(b) (B-/Caa1)
	5,505,000	7.000	02/01/33	5,581,685

				35,187,705

Food & Drug Retailing – 1.8%
Albertsons Cos., Inc.(a)(b) (BB+/Ba2)
	8,885,000	5.625	03/31/32	8,742,751
Boparan Finance PLC(a)(b) (B+/B2)
GBP	2,086,200	9.375	11/07/29	2,887,486
Fiesta Purchaser, Inc.(a)(b) (CCC+/Caa2)
	$4,539,000	9.625	09/15/32	4,644,759
Flora Food Management BV(a) (B/B2)
EUR	2,492,000	6.875	07/02/29	2,708,190
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,063,239	10.875	12/15/27	1,454,955
Performance Food Group, Inc.(a)(b) (BB/B1)
	$8,315,000	4.250	08/01/29	7,994,290
	1,225,000	6.125	09/15/32	1,229,312
Post Holdings, Inc.(a)(b) (B+/B2)
	9,347,000	6.250	10/15/34	9,151,648
	2,658,000	6.500	03/15/36	2,606,701
Post Holdings, Inc.(a)(b) (BB/Ba1)
	144,000	6.250	02/15/32	145,744
United Natural Foods, Inc.(a)(b) (CCC+/Caa2)
	3,203,000	6.750	10/15/28	3,205,082

				44,770,918

Gaming(a) – 0.2%
MGM Resorts International (BB-/B1)
	5,930,000	5.500	04/15/27	5,947,316

Healthcare Providers & Services – 3.3%
Centene Corp.(a) (BBB-/Ba1)
	13,099,000	4.625	12/15/29	12,434,750
	2,005,000	2.500	03/01/31	1,680,932
DaVita, Inc.(a)(b) (BB-/Ba3)
	1,448,000	6.875	09/01/32	1,485,503
Global Medical Response, Inc.(a)(b) (B/B2)
	5,421,000	7.375	10/01/32	5,628,950
Insulet Corp.(a)(b) (B+/B1)
	780,000	6.500	04/01/33	795,881

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
IQVIA, Inc.(a)(b) (BB/Ba2)
$1,270,000	6.250%		06/01/32	$1,289,317
LifePoint Health, Inc.(a)(b) (B/B2)
2,800,000	11.000		10/15/30	3,014,816
LifePoint Health, Inc.(a)(b) (CCC+/Caa1)
3,825,000	5.375		01/15/29	3,683,590
Medline Borrower LP(a)(b) (BB-/Ba2)
4,038,000	5.250		10/01/29	4,001,819
Medline Borrower LP(a)(b) (BBB-/Ba1)
4,839,000	3.875		04/01/29	4,683,233
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
2,243,000	6.500		02/15/31	2,208,301
2,935,000	6.250		01/15/33	2,845,394
MPH Acquisition Holdings LLC(a)(b)(c)(d) (CCC/Caa3) (PIK 0.750%, Cash 6.000%)
4,165,402	6.750		03/31/31	2,790,694
Prime Healthcare Services, Inc.(a)(b) (B/B2)
2,815,000	9.375		09/01/29	2,917,916
Select Medical Corp.(a)(b)(c) (B-/B3)
3,704,000	6.250		12/01/32	3,520,652
Team Health Holdings, Inc.(a)(b) (B-/Caa1)
1,106,000	8.375		06/30/28	1,095,593
Team Health Holdings, Inc.(a)(b)(d) (B-/NR) (PIK 4.500%, Cash 9.000%)
16,166,376	13.500		06/30/28	16,742,061
Tenet Healthcare Corp.(a) (BB/Ba3)
2,867,000	4.625		06/15/28	2,842,745
3,305,000	4.250		06/01/29	3,211,138
1,762,000	6.125		06/15/30	1,776,448
2,730,000	6.750		05/15/31	2,794,182

				81,443,915

Home Builders(a)(b) – 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (B+/B1)
1,588,000	5.000		06/15/29	1,507,568
Dream Finders Homes, Inc. (BB-/NR)
3,981,000	6.875		09/15/30	3,826,418
Forestar Group, Inc. (BB-/Ba3)
465,000	6.500		03/15/33	460,262
Installed Building Products, Inc. (BB-/Ba2)
8,303,000	5.625		02/01/34	8,151,387
LGI Homes, Inc. (BB-/Ba3)
374,000	7.000		11/15/32	348,276
Risewell Homes, Inc. (B+/B2)
5,521,000	8.500		11/01/30	5,399,924

				19,693,835

Household Products – 0.1%
Central Garden & Pet Co.(a) (BB/B1)
2,552,000	4.125	(c)	10/15/30	2,409,573
1,105,000	4.125	(b)	04/30/31	1,030,711

				3,440,284

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Housewares(a) – 0.2%
Newell Brands, Inc. (B+/B2)
	$6,495,000	7.500%	04/01/46	$5,209,250

Insurance – 4.4%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
	1,315,000	6.750	07/01/32	1,264,123
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
	10,595,000	8.250	02/01/29	10,482,375
	2,423,000	8.500	06/15/29	2,402,744
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
	1,990,000	7.375	10/01/32	1,953,404
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b) (BB+/NR)
	5,469,000	7.875	11/01/29	4,942,827
Ardonagh Finco Ltd.(a) (B-/B3)
EUR	1,610,000	6.875	02/15/31	1,849,102
Ardonagh Group Finance Ltd.(a)(b)(c) (CCC/Caa2)
	$12,307,000	8.875	02/15/32	11,947,759
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (CCC+/Caa1)
	15,935,000	8.125	02/15/32	14,945,118
HUB International Ltd.(a)(b) (B/Caa1)
	3,468,000	7.375	01/31/32	3,537,533
HUB International Ltd.(a)(b) (B+/B1)
	8,205,000	7.250	06/15/30	8,424,156
Nassau Cos., of New York(a)(b) (BB-/NR)
	7,027,000	7.875	07/15/30	6,396,748
Panther Escrow Issuer LLC(a)(b) (B/B2)
	29,287,000	7.125	06/01/31	29,327,387
Ryan Specialty LLC(a)(b) (BB-/Ba3)
	3,120,000	5.875	08/01/32	3,087,521
USI, Inc.(a)(b) (CCC+/Caa1)
	9,308,000	7.500	01/15/32	9,505,888

				110,066,685

Internet – 2.6%
Amazon.com, Inc.(a) (AA/A1)
	865,000	5.800	03/13/56	862,889
ANGI Group LLC(a)(b) (B/B2)
	11,484,000	3.875	08/15/28	10,259,002
Arches Buyer, Inc.(a)(b)(c) (CCC+/Caa1)
	1,137,000	6.125	12/01/28	1,089,621
Cogent Communications Group LLC/Cogent Finance, Inc.(a)(b)(c) (BB-/Ba2)
	5,655,000	6.500	07/01/32	4,928,333
Gen Digital, Inc.(a)(b) (BB-/B1)
	10,969,000	6.250	04/01/33	10,676,786
Match Group Holdings II LLC(a)(b) (BB/Ba2)
	3,069,000	5.000	12/15/27	3,055,312
	2,248,000	4.625	06/01/28	2,198,679
	4,149,000	5.625	02/15/29	4,095,602
	2,375,000	4.125	08/01/30	2,205,116
Meta Platforms, Inc.(a) (AA-/Aa3)
	12,115,000	5.625	11/15/55	11,348,120

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Internet – (continued)
Rakuten Group, Inc.(a)(b)(e) (B/NR) (5 yr. CMT + 4.250%)
	$1,980,000	8.125%	12/15/29	$1,974,852
Snap, Inc.(a)(b) (B+/B1)
	6,064,000	6.875	03/01/33	5,739,819
	7,125,000	6.875	03/15/34	6,698,854

				65,132,985

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
	7,329,000	10.000	11/15/29	7,210,783

Iron/Steel(a)(b) – 0.3%
Cleveland-Cliffs, Inc. (B+/Ba3)
	2,685,000	6.750	04/15/30	2,618,654
Mineral Resources Ltd. (NR/Ba3)
	5,446,000	8.000	11/01/27	5,524,150

				8,142,804

Leisure Time – 1.8%
Carnival Corp.(a)(b) (BB+/Ba3)
	4,060,000	5.750	03/15/30	4,090,978
Deuce Finco PLC(a)(b) (NR/B2)
GBP	2,076,000	7.000	11/20/31	2,699,873
Lindblad Expeditions LLC(a)(b) (B/B2)
	$1,435,000	7.000	09/15/30	1,466,168
MajorDrive Holdings IV LLC(a)(b)(c) (CCC-/Caa3)
	9,157,000	6.375	06/01/29	6,747,427
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000	10/11/28	3,822,488
Sabre GLBL, Inc.(a)(b) (B-/B3)
	$7,028,000	10.750	11/15/29	6,011,540
	1,117,000	10.750	03/15/30	927,657
Viking Cruises Ltd.(a)(b) (BB+/Ba3)
	8,430,000	7.000	02/15/29	8,440,622
	3,891,000	9.125	07/15/31	4,101,542
	7,525,000	5.875	10/15/33	7,443,128

				45,751,423

Lodging – 1.9%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,580,000	7.250	10/01/29	5,609,797
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
	2,540,000	3.625	02/15/32	2,307,717
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B3)
	7,050,000	5.000	06/01/29	6,701,096
	2,797,000	4.875	07/01/31	2,527,145
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (BB/Ba3)
	3,100,000	6.625	01/15/32	3,067,822
Marriott Ownership Resorts, Inc.(a) (B/B2)
	3,169,000	4.750	01/15/28	3,119,278
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
	2,190,000	7.625	04/17/32	2,223,365
MGM Resorts International(a) (BB-/B1)
	4,481,000	4.750	10/15/28	4,408,497

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Lodging – (continued)
$3,175,000	6.125%	09/15/29	$3,206,782
Station Casinos LLC(a)(b) (B/B2)
5,835,000	4.625	12/01/31	5,455,433
1,364,000	6.625	03/15/32	1,372,320
Travel & Leisure Co.(a)(b) (BB-/Ba3)
2,890,000	4.500	12/01/29	2,765,846
3,637,000	4.625	03/01/30	3,463,188

			46,228,286

Machinery - Construction & Mining(a)(b) – 0.4%
Terex Corp. (BB/Ba3)
3,260,000	6.250	10/15/32	3,282,070
Vertiv Group Corp. (BBB-/Baa2)
5,561,000	4.125	11/15/28	5,458,733

			8,740,803

Machinery-Diversified(a)(b) – 0.3%
Mueller Water Products, Inc. (BB+/Ba1)
3,113,000	4.000	06/15/29	3,000,279
SPX FLOW, Inc. (BBB/Caa1)
3,215,000	8.750	04/01/30	3,285,344

			6,285,623

Media – 4.8%
AMC Networks, Inc.(a)(b) (BB-/B2)
3,448,000	10.500	07/15/32	3,403,417
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
8,805,000	7.375	02/01/36	8,760,887
Charter Communications Operating LLC/Charter Communications Operating Capital(a) (BBB-/Ba1)
410,000	6.384	10/23/35	417,380
6,767,000	5.750	04/01/48	5,656,468
CSC Holdings LLC(a)(b) (CCC-/Ca)
13,265,000	5.750	01/15/30	4,983,793
CSC Holdings LLC(a)(b) (CCC+/Caa1)
4,340,000	6.500	02/01/29	2,770,179
3,400,000	3.375	02/15/31	1,996,582
7,062,000	4.500	11/15/31	4,185,082
Directv Financing LLC (B+/B1)
11,430,000	8.875%	02/01/30	11,402,681
DISH DBS Corp.(c) (CCC-/Caa3)
7,884,000	5.125	06/01/29	7,045,616
DISH DBS Corp.(a)(b) (CCC+/Caa1)
5,776,000	5.250	12/01/26	5,723,496
784,000	5.750	12/01/28	759,218
DISH Network Corp.(a)(b) (B/Caa1)
5,270,000	11.750	11/15/27	5,429,259
Gray Media, Inc.(a)(b) (B+/Ba3)
3,069,000	10.500	07/15/29	3,266,398
Gray Media, Inc.(a)(b)(c) (CCC/Caa1)
3,230,000	4.750	10/15/30	2,496,047
iHeartCommunications, Inc.(a)(b)(c) (CCC-/Caa3)
4,921,000	10.875	05/01/30	3,156,034
iHeartCommunications, Inc.(a)(b)(c) (CCC+/Caa1)
456,466	9.125	05/01/29	414,334

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
$1,599,200	7.000%		01/15/31	$1,222,189
Nexstar Media, Inc.(a)(b) (BB-/B2)
3,039,000	5.625		07/15/27	3,039,000
2,785,000	7.250		04/15/34	2,791,071
Nexstar Media, Inc.(a)(b) (BBB-/Ba2)
8,515,000	6.500		09/15/33	8,580,906
Paramount Global(a) (BB+/Baa3)
2,696,000	5.850		09/01/43	1,866,306
423,000	4.900		08/15/44	262,370
210,000	4.950		05/19/50	124,931
Sinclair Television Group, Inc.(a)(b) (B+/B3)
3,658,000	8.125		02/15/33	3,728,124
Time Warner Cable LLC (BBB-/Ba1)
5,320,000	6.550		05/01/37	5,363,092
6,320,000	7.300		07/01/38	6,609,456
3,913,000	6.750		06/15/39	3,882,479
7,166,000	5.875	(a)	11/15/40	6,471,901
Univision Communications, Inc.(a)(b) (B+/B2)
2,655,000	9.375		08/01/32	2,737,863
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,380,000	5.500		05/15/29	2,282,063

				120,828,622

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (BB/Ba3)
5,339,000	4.375		10/15/29	5,183,101

Mining(a)(b) – 0.1%
Alcoa Nederland Holding BV (BB+/Ba1)
1,420,000	7.125		03/15/31	1,485,121
Fortescue Treasury Pty. Ltd. (BB+/Ba1)
1,101,000	5.875		04/15/30	1,115,115

				2,600,236

Miscellaneous Manufacturing – 0.2%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
2,161,000	4.625		05/15/30	2,071,664
Axon Enterprise, Inc.(a)(b) (BB+/Ba2)
1,640,000	6.125		03/15/30	1,673,653
1,695,000	6.250		03/15/33	1,730,019

				5,475,336

Oil Field Services – 6.0%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
2,879,000	6.250		04/01/28	2,879,000
5,940,000	6.625		09/01/32	6,057,077
BKV Upstream Midstream LLC(a)(b) (B-/B3)
2,100,000	7.500		10/15/30	2,124,087
California Resources Corp.(a)(b) (BB-/B1)
2,855,000	7.000		01/15/34	2,872,273
Chord Energy Corp.(a)(b) (BB/Ba2)
5,413,000	6.000		10/01/30	5,470,486
8,592,000	6.750		03/15/33	8,872,958
CNX Resources Corp.(a)(b) (BB/B1)
3,225,000	7.375		01/15/31	3,313,204
2,105,000	7.250		03/01/32	2,163,035

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Comstock Resources, Inc.(a)(b) (B/B3)
$1,093,000	6.750%		03/01/29	$1,078,255
DBR Land Holdings LLC(a)(b) (BB-/B1)
13,342,000	6.250		12/01/30	13,515,980
Kodiak Gas Services LLC(a)(b) (BB-/B1)
580,000	7.250		02/15/29	601,019
1,735,000	5.875		04/01/31	1,742,322
6,172,000	6.500		10/01/33	6,224,771
2,599,000	6.750		10/01/35	2,639,856
Kraken Oil & Gas Partners LLC(a)(b) (B+/B3)
7,755,000	7.625		08/15/29	7,879,778
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(a)(b) (BB-/Ba3)
3,961,000	6.875		12/01/32	4,070,759
Matador Resources Co.(a)(b) (BB-/B1)
1,410,000	6.500		04/15/32	1,425,002
1,289,000	6.250		04/15/33	1,289,387
Noble Finance II LLC(a)(b) (BB-/B1)
6,447,000	8.000		04/15/30	6,653,626
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
4,835,000	8.750		06/15/31	5,030,672
Permian Resources Operating LLC(a)(b) (BBB-/Ba2)
1,482,000	5.875		07/01/29	1,483,986
2,425,000	9.875		07/15/31	2,574,550
Range Resources Corp.(a)(b) (BB+/Ba2)
2,945,000	4.750		02/15/30	2,870,433
SM Energy Co.(a) (BB/B1)
6,951,000	5.000	(b)	10/15/26	6,940,713
970,000	6.500		07/15/28	972,706
Sunoco LP(a)(b)(e) (B+/Ba3) (5 yr. CMT + 4.230%)
3,280,000	7.875		09/18/30	3,342,550
Sunoco LP(a)(b) (BB+/Ba1)
2,120,000	7.000		05/01/29	2,174,696
1,620,000	7.250		05/01/32	1,677,607
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
3,240,000	7.000	(b)	09/15/28	3,305,610
4,900,000	4.500		04/30/30	4,738,741
Tidewater, Inc.(a)(b) (BB-/B3)
5,482,000	9.125		07/15/30	5,852,419
Transocean International Ltd.(a)(b) (B/B1)
3,485,300	8.750		02/15/30	3,631,508
Transocean International Ltd.(a)(b) (B-/B3)
1,200,000	7.875		10/15/32	1,275,300
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
7,805,000	7.125		03/15/29	7,987,325
WBI Operating LLC(a)(b) (BB-/B1)
4,637,000	6.250		10/15/30	4,654,713
8,271,000	6.500		10/15/33	8,210,374
Western Midstream Operating LP(a)(b) (BBB-/Baa3)
2,600,000	7.250		04/01/30	2,735,616

				150,332,394

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – 0.8%
Ardagh Group SA(a)(b) (B/B3)
	$237,072	9.500%		12/01/30	$247,816
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a) (CCC+/Caa2)
EUR	2,600,000	3.000		09/01/29	2,719,715
Ball Corp.(a) (BB+/Ba1)
	$4,251,000	6.000		06/15/29	4,320,036
	3,240,000	2.875		08/15/30	2,948,918
Clydesdale Acquisition Holdings, Inc.(a)(b) (B+/B2)
	1,303,000	6.750		04/15/32	1,232,586
Mauser Packaging Solutions Holding Co.(a)(b) (B/B2)
	6,466,000	7.875		04/15/30	6,463,608
TriMas Corp.(a)(b) (B/Ba3)
	3,170,000	4.125		04/15/29	3,017,460

					20,950,139

Pharmaceuticals – 1.6%
1261229 BC Ltd.(a)(b) (B/Caa1)
	10,323,000	10.000		04/15/32	10,507,059
AdaptHealth LLC(a)(b) (BB-/Ba3)
	2,882,000	6.125		08/01/28	2,877,504
Amneal Pharmaceuticals LLC(a)(b) (B+/B1)
	902,000	6.875		08/01/32	928,816
Bausch Health Americas, Inc.(a)(b)(c) (CCC+/Ca)
	1,353,000	8.500		01/31/27	1,340,620
Bausch Health Cos., Inc.(b)(c) (B-/Caa1)
	579,000	4.875	(a)	06/01/28	531,412
	1,269,000	11.000		09/30/28	1,298,111
Bausch Health Cos., Inc.(a)(b) (CCC+/Ca)
	2,365,000	5.000		01/30/28	2,002,304
	1,873,000	6.250		02/15/29	1,404,469
Grifols SA(a)(b) (B/B3)
	4,248,000	4.750		10/15/28	4,166,821
HLF Financing SARL LLC/Herbalife International, Inc.(a)(b) (BB-/Ba2)
	323,000	12.250		04/15/29	344,415
Jazz Securities DAC(a)(b) (BB/Ba1)
	4,826,000	4.375		01/15/29	4,690,872
Opal Bidco SAS(a)(b) (B+/B1)
	6,525,000	6.500		03/31/32	6,529,372
Prestige Brands, Inc.(a)(b) (BB/Ba3)
	1,949,000	3.750		04/01/31	1,788,441
Teva Pharmaceutical Finance Netherlands III BV (BB+/Ba1)
	871,000	3.150		10/01/26	862,342

					39,272,558

Pipelines – 3.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
	1,395,000	7.000		07/15/29	1,439,514
CNX Midstream Partners LP(a)(b) (BB/B1)
	3,831,000	4.750		04/15/30	3,650,790
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
	8,213,000	7.375		06/30/33	8,275,829

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Excelerate Energy LP(a)(b) (BB+/NR)
$972,000	8.000%		05/15/30	$1,017,791
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B2)
1,975,000	8.875		04/15/30	2,065,317
365,000	7.875		05/15/32	375,848
Global Partners LP/GLP Finance Corp.(a) (B+/B1)
1,533,000	6.875		01/15/29	1,537,216
1,313,000	8.250	(b)	01/15/32	1,360,097
Hess Midstream Operations LP(a)(b) (BBB-/Ba1)
3,035,000	5.875		03/01/28	3,058,794
1,245,000	6.500		06/01/29	1,272,228
892,000	5.500		10/15/30	885,640
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
4,990,000	7.375		07/15/32	5,161,606
2,955,000	6.625		01/15/34	2,960,910
Kinetik Holdings LP(a)(b) (BB+/Ba1)
5,040,000	6.625		12/15/28	5,123,966
3,795,000	5.875		06/15/30	3,807,334
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
4,631,000	8.125		02/15/29	4,774,098
NuStar Logistics LP(a) (NR/Ba1)
4,656,000	5.625		04/28/27	4,664,940
Prairie Acquiror LP(a)(b) (B-/B3)
6,576,000	9.000		08/01/29	6,799,452
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
2,418,000	6.750		03/15/33	2,487,687
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
2,184,000	7.375		02/15/29	2,244,759
1,328,000	6.000		09/01/31	1,308,080
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
7,535,000	8.500		06/15/30	7,639,134
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
16,218,000	4.125		08/15/31	15,083,713
4,794,000	3.875		11/01/33	4,249,737
Venture Global LNG, Inc.(a)(b)(e) (B-/B3) (5 yr. CMT + 5.440%)
4,148,000	9.000		09/30/29	4,129,210

				95,373,690

Real Estate – 0.6%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)(c) (CCC+/Caa2)
6,139,000	5.750		01/15/29	5,915,663
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
2,548,000	6.750		05/15/28	2,551,796
1,240,000	8.875		09/01/31	1,313,954
Kennedy-Wilson, Inc.(a) (B/B2)
2,410,000	4.750		03/01/29	2,372,332
3,876,000	4.750	(c)	02/01/30	3,891,892

				16,045,637

Real Estate Investment Trust – 1.8%
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
4,350,000	7.000		02/15/29	4,435,347
1,860,000	4.875		09/15/29	1,810,226

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust – (continued)
	$7,800,000	5.625%	07/15/32	$7,565,532
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB+/Baa3)
	2,000,000	7.000	07/15/31	2,069,360
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
	3,420,000	3.500	03/15/31	2,235,586
RHP Hotel Properties LP/RHP Finance Corp.(a)(b) (BB/Ba3)
	7,065,000	4.500	02/15/29	6,856,088
SBA Communications Corp.(a) (BB+/Ba3u)
	3,760,000	3.125	02/01/29	3,563,352
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
	7,173,000	7.250	04/01/29	7,390,844
	1,640,000	6.500	07/01/30	1,665,207
	1,035,000	5.750	01/15/31	1,022,528
XHR LP(a)(b) (BB-/B1)
	5,568,000	6.625	05/15/30	5,627,466

				44,241,536

Retailing – 3.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
	3,050,000	4.375	01/15/28	3,008,977
	4,611,000	4.000	10/15/30	4,331,988
Advance Auto Parts, Inc.(a)(b) (BB/Ba3)
	1,399,000	7.000	08/01/30	1,416,585
Arko Corp.(a)(b)(c) (CCC+/B3)
	3,349,000	5.125	11/15/29	2,962,123
Asbury Automotive Group, Inc.(a)(b) (BB/B1)
	9,886,000	4.625	11/15/29	9,550,667
	1,124,000	5.000	02/15/32	1,065,271
Carvana Co.(a)(b)(d) (BBu/B2u) (PIK 13.000%, Cash 11.000%)
	537,325	9.000	06/01/30	559,474
Cheesecake Factory, Inc. (NR/NR)
	1,728,000	0.375	06/15/26	1,700,352
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
	4,178,000	8.000	05/15/32	4,327,280
EG Global Finance PLC(a)(b) (B/B2)
	7,722,000	12.000	11/30/28	8,257,212
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	2,443,000	4.000	08/15/28	2,361,526
	695,000	6.375	01/15/30	701,158
Ken Garff Automotive LLC(a)(b) (BB/B1)
	5,132,000	4.875	09/15/28	5,047,579
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	9,132,000	4.875	05/01/29	8,898,495
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,393,000	3.875	06/01/29	1,327,320
	943,000	4.375	01/15/31	884,364
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000	01/26/28	961,981
Michaels Cos., Inc.(a)(b) (B-/B2)
	$4,576,000	8.500	03/15/33	4,456,063
Michaels Cos., Inc.(a)(b) (CCC/Caa1)
	3,229,000	11.000	03/15/34	3,011,979
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	3,696,000	3.750	02/15/31	3,430,036

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Nordstrom, Inc.(a) (BB+/Ba2)
	$1,985,000	4.375%	04/01/30	$1,855,479
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	3,839,000	3.750	06/15/29	3,652,693
PetSmart LLC/PetSmart Finance Corp.(a)(b) (B-/Caa1)
	1,100,000	10.000	09/15/33	1,097,162
Punch Finance PLC(a)(b) (NR/B3)
GBP	940,000	7.875	12/30/30	1,238,536
QXO Building Products, Inc.(a)(b) (BB/Ba3)
	$2,440,000	6.750	04/30/32	2,489,166
Sonic Automotive, Inc.(a)(b)(c) (BB-/B1)
	3,553,000	4.625	11/15/29	3,443,710
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/Caa1) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	8.609	07/31/29	682,726
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$12,017,000	6.500	12/15/35	11,683,048
Yum! Brands, Inc.(a) (BB/Ba3)
	4,703,000	3.625	03/15/31	4,343,267

				98,746,217

Software – 3.0%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	5,509,000	6.500	02/15/30	5,146,012
Cloud Software Group, Inc.(a)(b) (B/B1)
	5,599,000	6.500	03/31/29	5,448,275
	12,336,000	8.250	06/30/32	11,723,641
CoreWeave, Inc.(a)(b) (B/B1)
	6,704,000	9.250	06/01/30	6,520,176
Elastic NV(a)(b) (BB/Ba3)
	10,601,000	4.125	07/15/29	9,946,494
Fair Isaac Corp.(a)(b) (BB+/Ba1)
	17,139,000	6.000	05/15/33	16,815,930
	5,445,000	6.250	09/15/34	5,350,856
Oracle Corp.(a) (BBB/Baa2)
	1,422,000	3.600	04/01/50	857,878
ROBLOX Corp.(a)(b) (BBB-/Ba1)
	7,911,000	3.875	05/01/30	7,427,638
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500	02/15/28	1,215,315
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	$6,869,000	3.875	02/01/29	5,712,810

				76,165,025

Telecommunication Services – 4.2%
Altice France SA(a)(b) (CCC+/Caa1)
	1,541,922	9.500	11/01/29	1,559,315
	2,080,794	6.500	04/15/32	1,967,453
APLD ComputeCo LLC(a)(b) (BB-/NR)
	3,222,000	9.250	12/15/30	3,319,949
Black Pearl Compute LLC(a)(b) (NR/Ba2)
	19,615,000	6.125	02/15/31	19,974,151
EchoStar Corp.(a) (B/Caa1)
	8,920,000	10.750	11/30/29	9,633,600

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
(PIK 6.750%, Cash 6.750%)
$9,801,039	6.750	%(d)	11/30/30	$9,908,360
Fibercop SpA(a)(b) (BB+/Ba1)
2,116,000	6.000		09/30/34	2,019,997
3,106,000	7.200		07/18/36	3,093,234
Frontier Communications Holdings LLC(a)(b) (NR/Baa3)
5,250,000	6.000		01/15/30	5,282,550
Iliad Holding SAS(a)(b) (B+/B2)
3,070,000	7.000		04/15/32	3,076,324
Level 3 Financing, Inc.(a)(b) (B+/Ba3)
3,680,000	6.875		06/30/33	3,747,234
4,080,000	7.000		03/31/34	4,177,349
Nokia of America Corp.(c) (NR/WR)
5,755,000	6.450		03/15/29	5,844,433
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
1,795,000	7.125		10/15/32	1,766,474
SV RNO Property Owner 1 LLC(a)(b) (NR/Ba1)
19,184,000	5.875		03/01/31	19,010,768
Uniti Services LLC(a)(b) (B/B2)
4,983,000	7.500		10/15/33	5,178,932
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
4,717,000	7.000		04/04/79	4,837,378
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (NR/B2)
1,530,000	8.250		10/01/31	1,602,583

				106,000,084

Transportation(a)(b) – 0.4%
Beacon Mobility Corp. (B/B1)
2,270,000	7.250		08/01/30	2,343,276
Rand Parent LLC (BB-/Ba1)
6,277,000	8.500		02/15/30	6,458,217

				8,801,493

TOTAL CORPORATE OBLIGATIONS (Cost $2,219,046,095)				$2,189,832,498

Bank Loans(f) – 3.8%

Aerospace & Defense – 0.2%
Kaman Corp. (B/B2)((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
$4,013,208	6.168–
	6.200%		02/26/32	$4,012,445
Kaman Corp. (NR/B2)(3 mo. USD Term SOFR + 2.500%)
74,398	6.200		02/26/32	73,482

				4,085,927

Automotive – 0.0%
First Brands Group LLC (NR/NR)
1,094,479	0.000		06/29/26	221,085
First Brands Group LLC(g) (NR/WR)
1,685,667	0.000		03/30/27	1,905

				222,990

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)

Banks – 0.1%
Nouryon Finance BV (B+/B2)(6 mo. USD Term SOFR + 3.250%)
$3,154,729	7.036%	04/03/28	$3,087,691

Building & Construction – 0.3%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
5,372,136	6.418	07/30/31	5,360,371
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
3,219,201	6.168	09/23/31	3,219,201

			8,579,572

Commercial Services – 0.6%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
5,851,091	7.171	12/29/31	5,573,164
Groundworks LLC (B/B3)(3 mo. USD Term SOFR + 3.000%)
4,424,330	6.673	03/14/31	4,409,110
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
5,028,307	6.168	01/30/31	4,981,192

			14,963,466

Consumer Cyclical Services – 0.3%
Hertz Corp. (B-/Ba3) (1 mo. USD Term SOFR + 3.500%)
8,917,807	7.282	06/30/28	6,576,883

Diversified Financial Services – 0.3%
Deep Blue Operating I LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
5,275,000	6.421	10/01/32	5,288,187
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.500%)
2,802,466	7.168	07/31/31	2,689,107

			7,977,294

Entertainment – 0.2%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
5,433,937	8.171	12/02/31	5,371,936

Food & Beverages – 0.1%
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.000%)
3,566,063	5.670	07/09/32	3,561,106

Insurance – 0.3%
Broadstreet Partners, Inc. (B/B2)(1 mo. USD Term SOFR + 2.500%)
7,621,044	6.168	06/13/31	7,423,888

Internet – 0.1%
Plano HoldCo, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
2,519,072	7.200	10/02/31	2,015,257

Media - Cable – 0.1%
iHeartCommunications, Inc. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.775%)
1,918,584	9.557	05/01/29	1,676,056

Media - Non Cable – 0.0%
Diamond Sports Group LLC (NR/NR)(Fixed + 12.000%)
244,378	12.000	01/02/28	40,322

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)

Retailers – 0.1%
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
$2,330,374	5.918%	06/11/31	$2,303,529
Restoration Hardware, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
2,567	6.282	10/20/28	2,494

			2,306,023

Technology – 0.9%
Go Daddy Operating Co. LLC (BB/Ba1)(1 mo. USD Term SOFR + 1.750%)
5,984,810	5.418	11/09/29	5,890,071
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
3,416,067	6.668	12/02/31	3,416,067
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
7,547,996	6.668	03/01/29	6,717,716
Pitney Bowes, Inc. (BB/Ba2)(3 mo. USD Term SOFR + 3.750%)
5,544,205	7.450	03/19/32	5,498,022

			21,521,876

Technology - Software – 0.2%
Camelot U.S. Acquisition LLC (BB-/B1)(1 mo. USD Term SOFR + 2.750%)
5,145,720	6.418	01/31/31	4,428,561

TOTAL BANK LOANS (Cost $98,039,593)			$93,838,848

Shares	Description		Value

Common Stocks – 0.2%

Automobile Components – 0.0%
1,229	Lear Corp.		$148,807

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		33,110

Commercial Services & Supplies(g)(h) – 0.0%
7,179,000	Reorganized ISA SA		0

Containers & Packaging(c)(g)(h) – 0.1%
214,008	Ardagh Holdings SA		1,498,056

Diversified Telecommunication Services(g) – 0.0%
4,500	Holdco		27,547

Financial Services(g) – 0.0%
11,631	DSG TopCo, Inc.		2,187

Interactive Media & Services(g) – 0.1%
287,756	Angi, Inc.		1,971,129

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Shares	Description	Value

Common Stocks – (continued)

Real Estate Investment Trusts – 0.0%
21,514	Luxco Co. Ltd.(g)	$358,084

TOTAL COMMON STOCKS (Cost $8,684,884)		$4,038,920

Contingent Value Rights – 0.1%

Communications–0.1%
229,679	SES SA	$3,339,992

(Cost $0)

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Capital Markets – 0.0%

KKR & Co., Inc.
20,616	6.250%	$829,176

(Cost $858,648)

Units	Expiration Date	Value

Rights(g) – 0.0%

Entertainment – 0.0%

Cineworld Group PLC (NR/NR)
42,700	12/31/99	$750,282

(Cost $1,085,007)

Warrants(g) – 0.0%

Noble Corp. PLC (NR/NR)
4,596	02/04/28	$130,687

(Cost $11,490)

Shares	Description	Value

Exchange Traded Funds – 0.0%

41,233	Eaton Vance Senior Floating-Rate Trust (NR/NR)	$434,596

(Cost $466,512)

Shares	Dividend Rate	Value

Investment Company(i) – 1.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
40,280,689	3.553%	$40,280,689

(Cost $40,280,689)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,368,472,918)		$2,330,135,696

Securities Lending Reinvestment Vehicle – 2.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
65,412,269	3.553%	$65,412,269

(Cost $65,412,269)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 3.3%

Commercial Paper – 3.3%
Air Lease Corp.
$16,000,000	0.000	%(b)(j)	04/02/26	$15,996,323
Alexandria Real Estate Equities, Inc.(b)(j)
7,576,000	0.000		04/06/26	7,571,077
10,000,000	0.000		04/10/26	9,989,149
Autonation, Inc.
11,500,000	0.000	(b)(j)	04/01/26	11,498,674
Energy Transfer LP
7,000,000	0.000	(b)(j)	04/01/26	6,999,222
General Mills, Inc.
10,200,000	0.000	(b)(j)	04/06/26	10,193,426
Macquarie Group Ltd.
9,580,000	0.000	(j)	06/05/26	9,507,956
RWE AG
11,139,000	0.000	(b)(j)	06/23/26	11,031,761

TOTAL SHORT-TERM INVESTMENTS (Cost $82,791,266)				$82,787,588

TOTAL INVESTMENTS – 98.9% (Cost $2,516,676,453)				$2,481,675,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%				$27,981,948

NET ASSETS – 100.0%				$2,509,657,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(f)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated issuer.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B2), due 02/26/32	$306,698	$307,542	$(58)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	1,965,460	EUR	1,694,223	05/22/26	$2,328
	USD	26,659,375	GBP	19,458,716	04/28/26	904,788
Westpac Banking Corp.	USD	34,151,845	EUR	28,878,782	05/22/26	689,392

TOTAL						$1,596,508

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	2,126,125	EUR	1,837,489	05/22/26	$(3,012)
MS & Co. Int. PLC	EUR	2,369,557	USD	2,812,344	05/22/26	(66,689)

TOTAL						$(69,701)

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	800	06/18/26	$ 88,837,500	$ (843,221)
2 Year U.S. Treasury Notes	461	06/30/26	95,632,289	(500,212)
5 Year U.S. Treasury Notes	845	06/30/26	91,411,836	(1,180,943)

Total				$(2,524,376)

Short position contracts:
20 Year U.S. Treasury Bonds	(89)	06/18/26	(10,134,875)	274,326
Euro-Bobl	(62)	06/08/26	(8,272,027)	181,181
Ultra Long U.S. Treasury Bonds	(73)	06/18/26	(8,509,062)	289,456

Total				$ 744,963

TOTAL FUTURES CONTRACTS				$(1,779,413)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 39	5.000%	2.636%	12/20/27	$90,783	$3,653,232	$2,773,409	$879,823
CDX.NA.HY Ind 45	5.000	3.648	12/20/30	199,386	10,844,638	13,158,364	(2,313,726)
CDX.NA.HY Ind 46	5.000	3.856	06/20/31	12,075	599,151	469,225	129,926

TOTAL					$15,097,021	$16,400,998	$(1,303,977)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index
USD	—U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 39	—CDX North America High Yield Index 39
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 85.7%

Aerospace & Defense – 3.6%
Air Comm Corp. LLC (B/B2)(3 mo. USD Term SOFR + 2.750%)
$9,785,428	6.423–
	6.450%	12/11/31	$9,797,660
Bleriot U.S. Bidco, Inc. (B/B2)(3 mo. USD Term SOFR + 2.500%)
8,531,397	6.200	10/31/30	8,537,454
Kaman Corp. (B/B2)((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
7,762,652	6.168–
	6.200	02/26/32	7,761,177
Kaman Corp. (NR/B2)(3 mo. USD Term SOFR + 2.500%)
144,147	6.200	02/26/32	149,027
Propulsion BC Finco SARL (B/B2)(3 mo. USD Term SOFR + 2.500%)
3,990,299	6.200	12/01/32	3,989,580
TransDigm, Inc. (BB-/Ba3)
(1 mo. USD Term SOFR + 2.500%)
13,665,228	6.168	02/28/31	13,663,725
1,770,500	6.168	01/19/32	1,769,934
2,736,250	6.168	08/19/32	2,735,593
VSE Corp.(b) (BB/Ba3)
1,620,091	0.000	03/17/33	1,616,721

			50,020,871

Airlines – 0.6%
OneSky Flight LLC(c) (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
3,300,000	6.428	02/17/33	3,287,625
VistaJet Malta Finance PLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.750%)
4,514,500	7.406	04/01/31	4,460,913

			7,748,538

Apparel – 0.3%
Champ Acquisition Corp. (B/B2)(3 mo. USD Term SOFR + 3.250%)
4,464,295	6.950	11/25/31	4,474,072

Automotive – 0.0%
First Brands Group LLC (NR/NR)
(1 mo. USD Term SOFR + 10.000%)
1,156,616	13.671	06/29/26	266,022
(3 mo. USD Term SOFR + 7.000%)
2,878,872	10.676	06/29/26	1,929
First Brands Group LLC(d) (NR/WR)
7,247,024	0.000	03/30/27	9,421
5,488,415	0.000	03/30/28	1,811

			279,183

Automotive - Distributors – 0.8%
Bombardier Recreational Products, Inc. (BB/Ba1)
(1 mo. USD Term SOFR + 2.250%)
721,375	5.918	12/13/29	721,635
1,243,750	5.918	01/22/31	1,243,551
DexKo Global, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.750%)
1,994,949	7.679	10/04/28	1,948,326

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Automotive - Distributors – (continued)
SRAM LLC (BB-/B1)((1 mo. USD Term SOFR + 2.250%) – (6 mo. USD Term SOFR + 2.250%))
	$6,831,123	5.918–
		5.948%	02/27/32	$6,791,298

				10,704,810

Automotive - Parts – 2.4%
Adient U.S. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.000%)
	2,421,135	5.668	01/31/31	2,414,695
BBB Industries LLC (CCC/Caa2)(3 mo. USD Term SOFR + 5.250%)
	1,488,461	9.017	07/25/29	1,291,241
Belron Finance 2019 LLC (BB-/Ba3)(3 mo. USD Term SOFR + 2.000%)
	12,030,138	5.660	10/16/31	12,018,108
Clarios Global LP (BB-/B2)
(1 mo. EUR EURIBOR + 3.000%)
EUR	4,125,000	4.892	07/16/31	4,754,198
(1 mo. USD Term SOFR + 2.500%)
	$3,474,463	6.168	05/06/30	3,460,356
(1 mo. USD Term SOFR + 2.750%)
	3,308,375	6.418	01/28/32	3,296,796
Mavis Tire Express Services Corp. (B-/B2)(1 mo. USD Term SOFR + 3.000%)
	6,570,265	6.668	05/04/28	6,559,621

				33,795,015

Banks – 0.1%
Nouryon Finance BV (B+/B2)(6 mo. USD Term SOFR + 3.250%)
	1,862,869	7.036	04/03/28	1,823,283

Building & Construction – 4.4%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	9,212,293	6.418	07/30/31	9,192,118
AECOM(b) (NR/NR)
	2,125,000	0.000	04/18/31	2,128,315
Brand Industrial Services, Inc. (B-/Caa1)(3 mo. USD Term SOFR + 4.500%)
	6,358,779	8.164	08/01/30	5,442,033
Brown Group Holding LLC (B+/B2)
(1 mo. USD Term SOFR + 2.500%)
	6,543,012	6.168	07/01/31	6,547,135
	3,117,682	6.167–6.173	07/01/31	3,120,425
Construction Partners, Inc. (BB-/B1)(1 mo. USD Term SOFR + 2.500%)
	3,703,125	6.168	11/03/31	3,697,348
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.000%)
	8,019,203	6.667	10/17/31	8,005,810
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.250%)
	5,021,326	6.918	07/09/32	5,015,050
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2)(1 mo. USD Term SOFR + 5.500%)
	1,175,000	9.168	07/29/33	1,145,625

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Building & Construction – (continued)
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
	$8,919,323	6.168%	09/23/31	$8,919,323
LSF12 Phoenix Holdco LLC(b) (B/B2)
	1,500,000	0.000	03/25/33	1,481,250
Salas O’Brien, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	$2,522,071	6.418	01/31/33	2,515,766
Smyrna Ready Mix Concrete LLC (B+/B1)(1 mo. USD Term SOFR + 3.000%)
	3,482,412	6.668	04/02/29	3,475,169
Tecta America Corp. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	1,592,376	6.418	02/18/32	1,584,908

				62,270,275

Building Materials – 3.0%
Associated Materials, Inc. (B/B3)(1 mo. USD Term SOFR + 6.000%)
	2,113,499	9.668	03/08/29	1,733,069
Chamberlain Group, Inc. (B/B3)(1 mo. USD Term SOFR + 2.750%)
	5,965,666	6.418	09/08/32	5,903,861
Cornerstone Building Brands, Inc. (B-/Caa1)(3 mo. USD Term SOFR + 3.250%)
	5,185,688	7.024	04/12/28	2,922,498
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
	7,529,092	6.950	12/22/31	7,529,092
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.500%)
	1,525,000	10.200	12/22/32	1,531,680
LBM Acquisition LLC (B-/Caa1)
(1 mo. USD Term SOFR + 3.750%)
	4,777,966	7.525	06/06/31	3,809,855
(1 mo. USD Term SOFR + 5.000%)
	1,666,625	8.675	06/06/31	1,401,748
MI Windows & Doors LLC (BB-/B2)(1 mo. USD Term SOFR + 2.750%)
	1,757,745	6.418	03/28/31	1,614,190
Potters Industries LLC (B/B2)(3 mo. USD Term SOFR + 2.500%)
	1,750,000	6.173	12/23/32	1,747,078
Quikrete Holdings, Inc. (BB/Ba3)
(1 mo. USD Term SOFR + 2.250%)
	8,901,860	5.918	04/14/31	8,882,632
	1,879,021	5.918	02/10/32	1,874,324
Vector WP Holdco, Inc. (B/B3)(1 mo. USD Term SOFR + 5.000%)
	4,398,414	8.782	10/12/28	3,958,572

				42,908,599

Capital Goods - Others – 2.0%
Avis Budget Car Rental LLC (BB-/Ba1)(1 mo. USD Term SOFR + 2.500%)
	3,473,403	6.168	07/16/32	3,412,619
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.500%)
EUR	3,282,257	5.627	11/26/32	3,778,774
(3 mo. USD Term SOFR + 3.250%)
	$5,783,948	6.950	11/26/32	5,799,854

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Capital Goods - Others – (continued)
Engineered Machinery Holdings, Inc. (CCC+/Caa1)(3 mo. USD Term SOFR + 6.000%)
	$500,000	9.961%	05/21/29	$500,000
Nvent Electric PLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
	7,611,750	6.668	01/30/32	7,595,918
Team Health Holdings, Inc. (B-/Caa1)(3 mo. USD Term SOFR + 4.000%)
	2,853,473	7.661	06/30/28	2,839,206
TKC Holdings, Inc. (B-/B2)(1 mo. USD Term SOFR + 4.500%)
	1,750,000	8.178	08/19/30	1,737,417
Verisure Holding AB (BB+/Ba1)(3 mo. EUR EURIBOR + 2.250%)
EUR	2,056,250	4.281	11/03/32	2,367,400

				28,031,188

Chemicals – 3.7%
Albaugh LLC (BB/Ba3)(3 mo. USD Term SOFR + 3.750%)
	$2,298,752	7.417	04/06/29	2,204,894
Aruba Investments Holdings LLC (CCC+/B3)(3 mo. USD Term SOFR + 4.000%)
	3,462,290	7.773	11/24/27	3,302,160
Berlin Packaging LLC (B-/B2)(3 mo. USD Term SOFR + 3.250%)
	4,466,278	6.911–
		6.950	06/07/31	4,293,835
Consolidated Energy Finance SA (B-/B3)(6 mo. USD Term SOFR + 4.500%)
	4,854,937	8.198	11/15/30	4,639,087
Consolidated Energy Finance SA(b) (NR/B3)
	2,000,000	0.000	11/27/30	1,903,760
Discovery Purchaser Corp. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	8,010,942	7.419	10/04/29	7,868,747
Hexion Holdings Corp. (B-/B3)(1 mo. USD Term SOFR + 4.000%)
	800,000	7.675	03/15/29	763,832
Illuminate Buyer LLC (B+/B2)(1 mo. USD Term SOFR + 2.500%)
	9,627,868	6.168	12/31/29	9,543,624
INEOS Quattro Holdings U.K. Ltd. (B/B3)(1 mo. USD Term SOFR + 4.250%)
	2,479,874	7.918	10/07/31	1,742,111
Ineos U.S. Finance LLC (B+/B2)(1 mo. USD Term SOFR + 3.000%)
	957,470	6.668	02/07/31	819,661
Innophos, Inc. (B+/B2)(1 mo. USD Term SOFR + 4.250%)
	2,805,236	8.032	03/16/29	2,649,545
M2S Group Holdings, Inc.(b) (B/B2)
	2,360,656	0.000	08/25/31	2,299,680
PMHC II, Inc.(b) (NR/NR)
	803,584	0.000		787,827
PMHC II, Inc. (NR/NR) (3 mo. USD Term SOFR + 4.250%)
	$4,141,537	8.053	04/30/30	1,341,146
Qnity Electronics, Inc. (BB+/Ba1)(1 mo. USD Term SOFR + 2.000%)
	1,870,312	5.668	11/01/32	1,865,637
SCIH Salt Holdings, Inc. (B/B3)(6 mo. USD Term SOFR + 2.750%)
	847,875	6.350	01/31/29	845,077
Trident TPI Holdings, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.750%)
	1,182,980	7.450	09/15/28	1,118,473

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Chemicals – (continued)
W.R. Grace & Co.-Conn. (B-/B2)(3 mo. USD Term SOFR + 3.000%)
	$709,530	6.700%	08/19/32	$706,280
Windsor Holdings III LLC (B+/B1)(1 mo. USD Term SOFR + 2.750%)
	3,539,857	6.418	08/01/30	3,482,335

				52,177,711

Commercial Services – 4.4%
Allied Universal Holdco LLC (B/B3)(1 mo. USD Term SOFR + 3.250%)
	3,805,875	6.918	08/20/32	3,803,782
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	6,585,741	7.171	12/29/31	6,272,918
Anticimex International AB (B/B3)(3 mo. USD Term SOFR + 2.900%)
	4,836,799	6.560	11/17/31	4,837,815
Berkeley Research Group LLC (B/B2)(3 mo. USD Term SOFR + 3.250%)
	824,173	6.950	05/01/32	800,222
CoreLogic, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	2,207,662	7.282	06/02/28	2,106,949
Element Materials Technology Group U.S. Holdings, Inc. (B/B3)(3 mo. USD Term SOFR + 3.500%)
	9,232,322	7.200	07/06/29	9,249,678
First Advantage Holdings LLC (B+/B1)(3 mo. USD Term SOFR + 2.750%)
	1,725,672	6.450	10/31/31	1,677,146
Fleet Midco I Ltd. (B+/B2)(3 mo. USD Term SOFR + 2.750%)
	4,839,724	6.419	02/21/31	4,839,724
Garda World Security Corp. (B/B1)(3 mo. USD Term SOFR + 2.750%)
	9,275,682	6.421	02/01/29	9,206,115
Highspring Holdings LLC (B-/Caa1)(3 mo. USD Term SOFR + 5.000%)
	962,512	8.850	01/22/29	622,822
Holding Socotec (B/B2)(3 mo. EUR EURIBOR + 3.000%)
EUR	1,525,000	5.127	06/02/31	1,758,265
Holding Socotec (NR/B2)(3 mo. USD Term SOFR + 2.750%)
	$4,668,327	6.380	06/02/31	4,659,597
Prime Security Services Borrower LLC (BB/Ba3)(1 mo. USD Term SOFR + 1.750%)
	1,687,218	5.414	03/07/32	1,661,117
Vestis Corp. (B+/B2)(3 mo. USD Term SOFR + 2.250%)
	1,790,526	5.923	02/22/31	1,723,382
Wand NewCo 3, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
	2,539,709	6.168	01/30/31	2,515,912
WCG Intermediate Corp. (B-/B3)(1 mo. USD Term SOFR + 2.750%)
	6,749,085	6.418	02/25/32	6,566,320

				62,301,764

Consumer Cyclical Services – 3.7%
Albion Financing 3 SARL (BB-/B1)(3 mo. USD Term SOFR + 3.000%)
	7,903,787	6.664	05/21/31	7,891,457

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Consumer Cyclical Services – (continued)
Asurion LLC (B/B3)(1 mo. USD Term SOFR + 5.250%)
$2,777,103	9.032%		01/20/29	$2,756,275
Asurion LLC (BB-/Ba3)
(1 mo. USD Term SOFR + 3.750%)
992,308	7.418		02/23/33	958,202
(1 mo. USD Term SOFR + 4.250%)
3,327,065	7.918		09/19/30	3,289,036
C&S Wholesale Grocers, Inc. (B/B3)(3 mo. USD Term SOFR + 5.000%)
1,319,747	8.700		09/20/30	1,287,848
Core & Main LP (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
847,515	5.676		07/27/28	846,990
Fluid Flow Products, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
10,681,857	6.918		03/04/33	10,668,505
GSM Holdings, Inc. (B/B3)(3 mo. USD Term SOFR + 5.000%)
1,963,026	8.700		09/30/31	1,943,396
Hertz Corp. (B-/Ba3)
2,443,750	7.418	(b)	06/30/28	1,759,500
(1 mo. USD Term SOFR + 3.500%)
1,939,564	7.282		06/30/28	1,430,428
Pre-Paid Legal Services, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
196,062	6.918		12/15/28	169,313
Sabre GLBL, Inc. (B-/B3) (1 mo. USD Term SOFR + 6.250%)
1,450,235	10.018		07/30/29	1,132,026
Spin Holdco, Inc.(b) (NR/NR)
1,574,607	0.000			1,574,607
Spin Holdco, Inc. (CCC+/Caa3)(3 mo. USD Term SOFR + 4.000%)
$9,998,756	7.933		09/04/30	7,824,027
Thevelia (U.S.) LLC (B/B2)(3 mo. USD Term SOFR + 3.000%)
1,721,054	6.700		06/18/29	1,685,204
Veritiv Corp. (B+/B2)(3 mo. USD Term SOFR + 4.000%)
3,683,468	7.700		12/02/30	3,572,964
Whatabrands LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
3,514,411	6.168		08/03/28	3,506,258

				52,296,036

Consumer Products – 0.7%
MajorDrive Holdings IV LLC (CCC+/B3)(3 mo. USD Term SOFR + 4.000%)
4,388,482	7.961		06/01/28	3,970,084
Opal Bidco SAS (B+/B1)(3 mo. USD Term SOFR + 3.000%)
1,616,875	6.700		04/28/32	1,615,193
TGP Holdings III LLC(b) (B-/Caa1)
5,443,177	0.000		06/29/28	4,683,854

				10,269,131

Consumer Products - Household & Leisure – 0.1%
GBT U.S. III LLC (BB-/B1)(3 mo. USD Term SOFR + 2.000%)
2,077,127	5.668		07/25/31	2,031,430

Distributors – 0.4%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
5,020,905	5.673		01/30/32	5,009,909

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Diversified Financial Services – 4.3%
Allspring Buyer LLC (BB-/Ba3)(3 mo. USD Term SOFR + 3.000%)
	$5,863,568	6.750%	11/01/30	$5,863,568
Colossus Acquireco LLC (BB+/Ba1)(3 mo. USD Term SOFR + 1.750%)
	5,696,375	5.380	07/30/32	5,672,336
Deep Blue Operating I LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
	4,100,000	6.421	10/01/32	4,110,250
DRW Holdings LLC (BB-/Ba3)(1 mo. USD Term SOFR + 3.500%)
	2,372,013	7.168	06/26/31	2,324,573
Eagle Broadband Investments LLC (B+/B2)(3 mo. USD Term SOFR + 3.000%)
	6,931,710	6.961	11/12/27	6,592,334
Edelman Financial Center LLC (B/B2)(1 mo. USD Term SOFR + 3.000%)
	3,681,838	6.668	04/07/28	3,675,836
Eisner Advisory Group LLC (B-/B3)(1 mo. USD Term SOFR + 4.000%)
	789,202	7.668	02/28/31	749,410
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	2,420,550	8.663	11/05/31	1,905,433
Focus Financial Partners LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
	9,367,993	6.168	09/15/31	9,052,760
Franklin Square Holdings LP (BB/Ba1)(1 mo. USD Term SOFR + 2.250%)
	2,387,848	5.918	04/25/31	1,993,853
Jane Street Group LLC (BB/Ba1)(3 mo. USD Term SOFR + 2.000%)
	2,257,133	5.673	12/15/31	2,213,277
Jupiter Borrower, Inc.(b)(c) (BB/Ba1)
	1,495,000	0.000	03/25/33	1,491,262
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	1,821,464	7.168	07/31/31	1,747,786
Orion U.S. Finco, Inc. (NR/B2)(3 mo. USD Term SOFR + 3.500%)
	3,900,000	7.150	10/08/32	3,856,944
Turbo EMEA Holdings BV (B/B2)(1 mo. EUR EURIBOR + 3.250%)
EUR	2,850,000	5.142	09/23/32	3,215,937
VFH Parent LLC (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	$6,558,750	6.168	06/21/31	6,547,797

				61,013,356

Diversified Manufacturing – 1.0%
Chart Industries, Inc. (BB-/Ba2)(3 mo. USD Term SOFR + 2.500%)
	6,823,269	6.161	03/15/30	6,808,325
CPM Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 4.500%)
	6,356,371	8.168	09/28/28	6,354,083
Paint Intermediate III LLC (B/B2)(3 mo. USD Term SOFR + 3.000%)
	872,796	6.666	10/09/31	867,891

				14,030,299

Educational Services – 0.5%
Fugue Finance BV (B/B2)(3 mo. USD Term SOFR + 2.250%)
	6,941,323	5.921	01/09/32	6,843,728

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Electrical – 1.3%
Artera Services LLC(b) (CCC+/Caa1)
	$2,368,957	0.000%	02/15/31	$2,013,613
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.000%)
	10,056,844	6.700	05/01/31	10,031,702
Pelican Products, Inc. (CCC+/Caa1)(3 mo. USD Term SOFR + 4.250%)
	7,860,477	8.211	12/29/28	6,940,644

				18,985,959

Energy – 0.5%
Delek U.S. Holdings, Inc. (BB/B2)(1 mo. USD Term SOFR + 3.500%)
	1,829,961	7.268	11/19/29	1,830,620
Vistra Zero Operating Co. LLC (BBB-/Ba2)(1 mo. USD Term SOFR + 2.000%)
	4,825,000	5.668	04/30/31	4,795,616

				6,626,236

Entertainment – 1.9%
AMC Entertainment Holdings, Inc. (B/B3)(1 mo. USD Term SOFR + 7.000%)
	1,924,359	10.675	01/04/29	1,894,051
Arcis Golf LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
	10,358,869	6.418	11/24/28	10,350,272
Cinemark USA, Inc. (BBB-/Ba1)((1 mo. USD Term SOFR + 2.250%) – (3 mo. USD Term SOFR + 2.250%))
	867,272	5.918–
		5.950	05/24/30	868,971
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
	6,221,655	8.171	12/02/31	6,150,666
Fender Musical Instruments Corp.(b) (B-/Caa1)(1 mo. USD Term SOFR + 4.000%)
	1,936,542	7.768	12/01/28	1,746,529
GVC Holdings (Gibraltar) Ltd. (BB-/Ba2)(3 mo. USD Term SOFR + 2.250%)
	$3,636,807	5.951	07/31/32	3,630,006
Playtika Holding Corp. (BB/Ba2)(1 mo. USD Term SOFR + 2.750%)
	1,670,604	6.532	03/13/28	1,569,666
Topgolf Callaway Brands Corp. (BB/Ba3)(1 mo. USD Term SOFR + 2.750%)
	736,900	6.418	03/18/30	738,742

				26,948,903

Environmental – 1.3%
Luna 2.5 SARL (B+/B1)(1 mo. EUR EURIBOR + 3.500%)
EUR	5,140,449	5.635	07/01/32	5,920,675
Madison IAQ LLC (B/B1)(6 mo. USD Term SOFR + 2.500%)
	$11,960,975	6.128	06/21/28	11,948,296

				17,868,971

Food & Beverages – 2.1%
Chef’s Warehouse Leasing Co. LLC (BB-/B1)(1 mo. USD Term SOFR + 2.500%)
	4,743,369	6.168	08/23/29	4,749,298

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Food & Beverages – (continued)
Chobani LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.250%)
	$698,250	5.918%	10/28/32	$697,957
Froneri Lux Finco SARL (BB-/B1)(6 mo. USD Term SOFR + 2.250%)
	5,374,272	5.877	09/30/31	5,259,532
Pegasus BidCo BV (B+/B1)(3 mo. USD Term SOFR + 2.750%)
	8,887,276	6.403	07/12/29	8,845,594
PFI Lower Midco LLC (B/B2)(1 mo. USD Term SOFR + 4.000%)
	1,396,500	7.668	12/01/32	1,399,125
Primo Brands Corp.(b) (BB/Ba3)
	1,796,557	0.000	03/31/31	1,798,515
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.000%)
	$4,339,125	5.670	07/09/32	4,333,094
Verifone Systems, Inc. (B-/B3)(3 mo. USD Term SOFR + 5.250%)
	2,158,688	9.179	08/18/28	2,027,008

				29,110,123

Food & Drug Retailing – 0.3%
United Natural Foods, Inc. (B/B3)(1 mo. USD Term SOFR + 4.750%)
	3,958,960	8.418	05/01/31	3,969,847

Gaming – 0.6%
United FP Holdings LLC (CCC+/Caa1)(3 mo. USD Term SOFR + 4.000%)
	7,824,093	7.929	12/30/26	7,495,482
United FP Holdings LLC (NR/Caa1)(3 mo. USD Term SOFR + 8.500%)
	552,079	12.429	12/30/26	532,756

				8,028,238

Health Care Products – 1.0%
Bausch & Lomb Corp. (B/B1)(1 mo. USD Term SOFR + 3.750%)
	2,679,441	7.418	01/15/31	2,682,791
BioMarin Pharmaceutical, Inc.(b) (BBB-/Ba1)
	2,400,000	0.000	01/28/33	2,392,512
CeramTec AcquiCo GmbH (B/B1)(3 mo. EUR EURIBOR + 3.750%)
EUR	2,400,000	5.761	11/15/29	2,675,091
Hologic, Inc.(b) (B+/B1)
	5,800,000	0.000	04/07/33	5,727,500
Medline Borrower LP (BBB-/Ba1)(1 mo. USD Term SOFR + 1.750%)
	$491,164	5.418	10/23/28	491,807

				13,969,701

Health Care Services – 3.2%
Charlotte Buyer, Inc.(b) (B-/B3)
	2,393,939	0.000	02/11/28	2,369,401
Examworks Bidco, Inc. (B/B2)(1 mo. USD Term SOFR + 2.500%)
	4,801,503	6.168	02/06/33	4,792,524
Global Medical Response, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
	5,336,625	7.170	10/01/32	5,313,731
Help At Home, Inc. (B-/B3)(1 mo. USD Term SOFR + 5.000%)
	2,783,816	8.668	09/24/31	2,367,635
LifePoint Health, Inc. (B/B2)(3 mo. USD Term SOFR + 3.750%)
	2,666,974	7.422	05/19/31	2,666,308

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Health Care Services – (continued)
Lonza Group AG (B-/B2)(3 mo. USD Term SOFR + 3.925%)
	$6,471,739	7.725%	07/03/28	$5,635,784
Lumexa Imaging, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.000%)
	4,214,437	6.700	12/17/32	4,222,361
Mehilainen Yhtiot OYJ (B/B2)(3 mo. EUR EURIBOR + 3.400%)
EUR	5,100,000	5.527	08/05/31	5,886,465
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 3.250%)
	$2,150,000	6.950	08/06/32	2,157,525
Phoenix Guarantor, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	4,875,873	6.168	02/21/31	4,873,338
TEAM Services Holding, Inc.(b) (B-/B2)
	4,950,000	0.000	03/31/33	4,673,097

				44,958,169

Home Construction – 0.9%
AI Aqua Merger Sub, Inc. (B/B2)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
	9,555,835	6.411–
		6.414	07/31/28	9,527,454
Hunter Douglas, Inc. (B/B1)(3 mo. USD Term SOFR + 3.000%)
	3,246,476	6.700	01/20/32	3,227,549

				12,755,003

Insurance – 5.6%
Acrisure LLC (B/B2)
(1 mo. USD Term SOFR + 3.000%)
	14,291,010	6.668	11/06/30	13,822,980
(1 mo. USD Term SOFR + 3.250%)
	1,935,375	6.918	06/21/32	1,872,475
Alliant Holdings Intermediate LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
	14,306,230	6.168	09/19/31	14,182,624
AmWINS Group, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.000%)
	8,340,771	5.668	01/30/32	8,276,714
Broadstreet Partners, Inc. (B/B2)(1 mo. USD Term SOFR + 2.500%)
	2,670,702	6.168	06/13/31	2,601,611
Howden Group Holdings Ltd. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	8,485,527	6.418	02/15/31	8,206,862
HUB International Ltd. (B+/B1)(3 mo. USD Term SOFR + 2.250%)
	7,294,135	5.920	06/20/30	7,273,201
Hyperion Insurance Group Ltd. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	1,221,812	6.418	04/18/30	1,190,179
Sedgwick Claims Management Services, Inc. (B+/B2)(1 mo. USD Term SOFR + 2.500%)
	5,342,289	6.168	07/31/31	5,238,328
Trucordia Insurance Holdings LLC (B-/B2)(1 mo. USD Term SOFR + 3.250%)
	1,815,875	6.918	06/17/32	1,670,605
Truist Insurance Holdings LLC (B/B2)(3 mo. USD Term SOFR + 2.750%)
	5,707,726	6.450	05/06/31	5,620,341

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Insurance – (continued)
USI, Inc. (B/B1)(3 mo. USD Term SOFR + 2.250%)
$8,939,948	5.950%	11/21/29	$8,912,055

			78,867,975

Internet – 0.9%
Barracuda Networks, Inc. (CCC+/B2)(3 mo. USD Term SOFR + 4.500%)
4,113	8.167	08/15/29	2,601
BEP Intermediate Holdco LLC (B/B1)(1 mo. USD Term SOFR + 2.750%)
3,780,633	6.418	04/25/31	3,771,182
CNT Holdings I Corp. (B/B2)(3 mo. USD Term SOFR + 2.500%)
4,472,232	6.167	11/08/32	4,467,089
Plano HoldCo, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
4,879,674	7.200	10/02/31	3,903,739

			12,144,611

Lodging – 0.9%
Caesars Entertainment, Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.250%)
4,333,500	5.918	02/06/30	4,203,495
Fertitta Entertainment LLC (B/B2)(1 mo. USD Term SOFR + 3.250%)
2,719,412	6.918	01/27/29	2,662,658
Hilton Grand Vacations Borrower LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
2,832,328	5.668	08/02/28	2,828,788
Travel & Leisure Co. (BB-/Ba3)(1 mo. USD Term SOFR + 2.000%)
2,823,324	5.668	12/14/29	2,814,515

			12,509,456

Machinery – 1.5%
Apex Tool Group LLC (B-/B3)(1 mo. USD Term SOFR + 7.000%)
126,759	10.668	04/08/30	123,590
Apex Tool Group LLC (CC/Caa3)(1 mo. USD Term SOFR + 10.000%)
2,094,550	13.668	04/08/30	1,366,693
Apex Tool Group LLC(c) (CCC-/Ca)(1 mo. USD Term SOFR + 6.000%)
1,754,037	9.668	04/08/31	666,534
Apex Tool Group LLC (CCC+/Caa2)(1 mo. USD Term SOFR + 5.250%)
3,159,499	8.918	04/08/30	2,685,574
Apex Tool Group LLC(c) (NR/Ca)(1 mo. USD Term SOFR + 6.000%)
241,989	9.668	04/08/31	91,956
CD&R Hydra Buyer, Inc. (B/B3)(1 mo. USD Term SOFR + 4.000%)
3,969,000	7.768	03/25/31	3,964,872
TK Elevator Midco GmbH (B/B2)(6 mo. USD Term SOFR + 2.750%)
10,279,508	6.377	04/30/30	10,295,956
Victory Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.000%)
2,550,000	6.668	02/14/33	2,548,419

			21,743,594

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Machinery - Construction & Mining – 0.7%
Chromalloy Corp. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
$8,679,797	6.911%	03/27/31	$8,675,717
WEC U.S. Holdings Ltd. (B+/B1)(1 mo. USD Term SOFR + 2.000%)
1,424,865	5.668	01/27/31	1,421,745

			10,097,462

Media – 0.3%
Cogeco Communications Finance (USA) LP (BB/B1)(1 mo. USD Term SOFR + 3.250%)
1,943,655	6.918	09/18/30	1,838,484
EOC Borrower LLC (B+/B2)(1 mo. USD Term SOFR + 2.750%)
1,985,000	6.418	03/24/32	1,975,571

			3,814,055

Media - Cable – 1.4%
Altice Financing SA (CCC/Caa2)(3 mo. USD Term SOFR + 5.000%)
1,379,556	8.672	10/31/27	997,599
CSC Holdings LLC (CCC+/Caa1)(3 mo. Federal Reserve Bank Prime Loan Rate + 1.500%)
3,779,446	8.250	04/15/27	3,322,360
DirecTV Financing LLC (B+/B1)(3 mo. USD Term SOFR + 5.250%)
2,212,717	9.179	08/02/29	2,215,837
iHeartCommunications, Inc.(b) (CCC+/Caa1)
2,294,192	0.000	05/01/29	2,004,183
Radiate Holdco LLC(b) (CCC+/Caa1)
1,122,206	0.000	09/25/29	995,486
Sinclair Television Group, Inc. (B-/Caa1)(1 mo. USD Term SOFR + 4.100%)
6,678,487	7.868	12/31/30	5,943,853
Virgin Media Bristol LLC (B+/Ba3)(6 mo. USD Term SOFR + 3.175%)
5,333,080	7.052	03/31/31	4,849,796

			20,329,114

Media - Non Cable – 1.7%
CMG Media Corp. (B/B3)(3 mo. USD Term SOFR + 3.500%)
8,554,256	7.300	06/18/29	7,989,675
Diamond Sports Group LLC (NR/NR)(Fixed + 12.000%)
233,107	12.000	01/02/28	38,463
Neptune Bidco U.S., Inc. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
9,298,173	8.760	02/03/33	8,861,159
Univision Communications, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.250%)
1,786,047	7.032	01/31/29	1,760,595
Versant Media Group, Inc. (BB/Ba2)(3 mo. USD Term SOFR + 3.500%)
5,250,000	7.200	01/30/31	5,240,183

			23,890,075

Midstream – 2.6%
AL GCX Holdings LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.250%)
6,050,000	5.923	12/17/32	6,044,313
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.000%)
7,127,446	5.646	12/09/30	7,109,628

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Midstream – (continued)
Crescent Midstream Operating LLC (B+/B1)(3 mo. USD Term SOFR + 3.750%)
$2,025,000	7.416%	02/18/33	$2,029,212
Meade Pipeline Co. LLC (BB/Ba2)(3 mo. USD Term SOFR + 2.000%)
6,300,000	5.687	09/22/32	6,289,479
NGL Energy Operating LLC (B+/B2)(1 mo. USD Term SOFR + 3.500%)
1,850,001	7.177	03/11/33	1,850,001
Pelican Pipeline LLC (BB/Ba2)(3 mo. USD Term SOFR + 2.750%)
1,525,000	6.466	03/25/33	1,525,000
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 3.250%)
4,998,731	6.918	08/01/29	5,002,480
Whitewater Matterhorn Holdings LLC (BB/Ba3)(3 mo. USD Term SOFR + 1.750%)
6,309,188	5.450	06/16/32	6,269,755

			36,119,868

Mining – 0.4%
Arsenal AIC Parent LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
4,780,165	6.418	08/19/30	4,786,140
Atkore International, Inc.(c) (BBB-/Ba1)(1 mo. USD Term SOFR + 2.000%)
1,218,875	5.668	09/29/32	1,218,875

			6,005,015

Packaging – 2.7%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 2.500%)
3,937,641	6.171	11/29/30	3,909,762
Clydesdale Acquisition Holdings, Inc. (B+/B2)
(1 mo. USD Term SOFR + 3.175%)
3,803,872	6.843	04/13/29	3,620,145
(1 mo. USD Term SOFR + 3.250%)
4,503,104	6.918	04/01/32	4,194,642
Pregis TopCo Corp. (B-/B2)(1 mo. USD Term SOFR + 4.000%)
3,638,672	7.668	02/01/29	3,631,395
Pro Mach Group, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
1,745,625	6.418	10/15/32	1,741,261
Proampac PG Borrower LLC (B-/B3)(1 mo. USD Term SOFR + 4.000%)
11,094,831	7.782	03/07/33	10,687,096
Tosca Services LLC (B/B2)(3 mo. USD Term SOFR + 5.500%)
1,395,211	9.200	11/30/28	1,407,600
Tosca Services LLC (CCC/Caa2)(3 mo. USD Term SOFR + 4.250%)
5,155,271	8.050	11/30/28	4,783,679
TricorBraun Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
3,922,933	6.918	03/03/31	3,720,235

			37,695,815

Paper(b) – 0.1%
Mativ Holdings, Inc. (B+/Ba3)
1,490,000	0.000	04/04/33	1,430,400

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Pharmaceuticals – 1.3%
Alkermes, Inc. (BB/Ba2)(1 mo. USD Term SOFR + 2.750%)
$1,250,000	6.418%		08/12/31	$1,258,600
Amneal Pharmaceuticals LLC (B+/B1)(1 mo. USD Term SOFR + 3.000%)
5,422,750	6.668		08/01/32	5,436,307
Bausch Health Cos., Inc. (B/Caa1)(1 mo. USD Term SOFR + 6.250%)
7,656,502	9.918		10/08/30	7,377,882
Covetrus, Inc. (CCC+/B2)(3 mo. USD Term SOFR + 5.000%)
1,530,326	8.700		10/13/29	1,417,296
Gainwell Acquisition Corp. (B-/B3)(3 mo. USD Term SOFR + 4.000%)
3,335,715	7.800		10/01/27	3,232,874

				18,722,959

Pipelines – 0.6%
ITT Holdings LLC (BB-/Ba2)(1 mo. USD Term SOFR + 1.975%)
1,452,903	5.643		10/11/30	1,447,004
Traverse Midstream Partners LLC (B+/B2)(3 mo. USD Term SOFR + 2.500%)
6,377,475	6.167		02/16/28	6,372,182

				7,819,186

Restaurants – 0.3%
Dave & Buster’s, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.250%)
2,925,000	6.938		06/29/29	2,547,178
Horizon U.S. Finco LP(b) (B/B1)
2,418,543	0.000		10/31/31	2,249,245

				4,796,423

Retailers – 3.5%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
4,462,766	6.918		12/11/30	4,390,246
BCPE Grill Parent(b) (B-/B3)
1,595,918	0.000		09/30/30	1,515,628
EG America LLC (B/B2)(1 mo. USD Term SOFR + 3.250%)
5,000,000	6.918		02/10/31	4,996,250
Great Outdoors Group LLC (BB-/B1)(1 mo. USD Term SOFR + 3.250%)
1,831,454	6.918		01/23/32	1,825,959
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
6,574,310	5.918		06/11/31	6,498,574
Mister Car Wash Holdings, Inc. (B/B2)
2,000,000	0.000	(b)	03/27/31	1,976,260
(1 mo. USD Term SOFR + 2.250%)
$1,259,616	5.918		03/27/31	1,242,888
Peer Holding III BV (BB+/Ba1)(3 mo. USD Term SOFR + 2.500%)
6,542,188	6.200		07/01/31	6,521,776
PetSmart, Inc. (BB-/B2)(1 mo. USD Term SOFR + 4.000%)
2,969,351	7.675		08/18/32	2,946,338
Restoration Hardware, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
3,047,761	6.282		10/20/28	2,961,784
Staples, Inc. (B-/B3)(3 mo. USD Term SOFR + 5.750%)
5,852,170	9.414		09/04/29	5,305,344

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Retailers – (continued)
TruGreen LP (CCC/Caa3)(3 mo. USD Term SOFR + 8.500%)
	$2,200,000	12.429%	11/02/28	$2,035,000
White Cap Buyer LLC (B/B3)(1 mo. USD Term SOFR + 3.250%)
	6,927,630	6.918	10/19/29	6,647,961

				48,864,008

Technology – 3.7%
Arches Buyer, Inc. (B/B1)(1 mo. USD Term SOFR + 3.250%)
	2,678,796	7.018	12/06/27	2,665,831
Central Parent, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.250%)
	6,081,759	6.950	07/06/29	4,318,596
Cloud Software Group, Inc. (B/B1)(3 mo. USD Term SOFR + 3.250%)
	10,696,250	6.950	08/13/32	9,754,552
Go Daddy Operating Co. LLC (BB/Ba1)(1 mo. USD Term SOFR + 1.750%)
	3,241,772	5.418	11/09/29	3,190,455
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
	7,635,465	6.668	12/02/31	7,635,465
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
	8,910,275	6.668	03/01/29	7,930,145
MKS Instruments, Inc. (BB+/Ba1)(1 mo. EUR EURIBOR + 2.000%)
EUR	750,000	3.937	02/04/33	865,804
OAK-Eagle Acquireco, Inc.(b) (NR/Ba3)
	$2,415,000	0.000	03/24/33	2,399,906
Pitney Bowes, Inc. (BB/Ba2)(3 mo. USD Term SOFR + 3.750%)
	7,720,558	7.450	03/19/32	7,656,246
Project Boost Purchaser LLC (B-/B3)(3 mo. USD Term SOFR + 2.750%)
	2,888,631	6.450	07/16/31	2,779,960
Resilience Parent LLC (B/B2)(6 mo. USD Term SOFR + 2.500%)
	3,175,000	6.100	02/28/33	3,156,141

				52,353,101

Technology - Hardware – 0.5%
Grinding Media, Inc. (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	7,068,066	7.173	10/12/28	7,068,066

Technology - Software – 5.0%
Ahead DB Holdings LLC (B/B1)(3 mo. USD Term SOFR + 2.500%)
	4,518,973	6.200	02/03/31	4,447,663
Clearwater Analytics LLC (BB-/B1)(1 mo. USD Term SOFR + 2.000%)
	1,417,875	5.675	04/21/32	1,416,103
Clover Holdings 2 LLC (B/B2)(1 mo. USD Term SOFR + 4.000%)
	2,756,249	7.677	12/09/31	2,635,663
ConnectWise LLC (NR/B2)(3 mo. USD Term SOFR + 3.500%)
	6,883,483	7.461	09/29/28	6,338,517
Constant Contact, Inc. (B-/B2)(3 mo. USD Term SOFR + 4.000%)
	2,519,458	7.934	02/10/28	2,337,704
Cotiviti Corp. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	4,826,869	6.418	05/01/31	4,437,727
Dayforce, Inc.(b) (B-/B3)
	2,700,000	0.000	02/04/33	2,550,744

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Technology - Software – (continued)
DCert Buyer, Inc.(b) (CCC/Caa2)
	$3,125,000	0.000%	02/19/29	$2,367,188
Epicor Software Corp. (B-/B2)(1 mo. USD Term SOFR + 2.500%)
	3,742,155	6.168	05/30/31	3,666,377
Finastra USA, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.000%)
	4,275,000	7.671	09/15/32	4,007,813
Fortress Intermediate 3, Inc. (B/B2)(1 mo. USD Term SOFR + 3.000%)
	4,416,942	6.669	06/27/31	4,378,294
Genuine Financial Holdings LLC (B/B3)(1 mo. USD Term SOFR + 3.250%)
	708,035	6.918	09/27/30	605,724
iSolved, Inc. (B/B2)(1 mo. USD Term SOFR + 2.750%)
	3,115,913	6.418	10/15/30	2,962,081
Javelin Buyer, Inc. (B-/B2)(3 mo. USD Term SOFR + 2.750%)
	2,710,519	6.417	12/05/31	2,576,700
Javelin Buyer, Inc. (CCC+/Caa2)(3 mo. USD Term SOFR + 5.000%)
	2,275,000	8.673	12/06/32	2,070,250
Mitchell International, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.000%)
	3,289,163	6.668	06/17/31	3,130,395
Peraton Corp. (B-/Caa1)(3 mo. USD Term SOFR + 3.750%)
	4,525,985	7.517	02/01/28	3,854,646
Polaris Newco LLC (CCC+/B3)
(3 mo. EUR EURIBOR + 4.000%)
EUR	1,840,013	6.026	06/02/28	1,793,577
(3 mo. USD Term SOFR + 3.750%)
	$3,514,919	7.679	06/02/28	3,084,342
Project Alpha Intermediate Holding, Inc. (B-/Caa1)(3 mo. USD Term SOFR + 5.000%)
	2,550,000	8.700	05/09/33	1,481,550
Spectris PLC (B/B2)(3 mo. USD Term SOFR + 2.750%)
	1,446,375	6.450	12/06/32	1,446,375
Spectris PLC (NR/NR)(3 mo. EUR EURIBOR + 3.250%)
EUR	1,200,000	5.377	12/06/32	1,380,959
UKG, Inc. (B/B2)(3 mo. USD Term SOFR + 2.500%)
	$5,045,002	6.167	02/10/31	4,813,587
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
	549,455	6.918	02/15/29	492,449
Zelis Payments Buyer, Inc. (B/B2)(1 mo. USD Term SOFR + 3.250%)
	1,894,070	6.918	11/26/31	1,829,671

				70,106,099

Textiles – 0.8%
ABG Intermediate Holdings 2 LLC (B+/B1)(1 mo. USD Term SOFR + 2.250%)
	5,447,217	5.918	12/21/28	5,432,074
Beach Acquisition Bidco LLC (BB-/Ba3)
(3 mo. EUR EURIBOR + 3.500%)
EUR	5,277,826	5.627	09/12/32	6,003,807
(3 mo. USD Term SOFR + 3.250%)
	$456,811	6.950	09/12/32	457,382

				11,893,263

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)

Transportation Services – 0.8%
Kenan Advantage Group, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.250%)
	$1,786,952	6.918%	01/25/29	$1,763,722
PODS LLC (B-/B3)(1 mo. USD Term SOFR + 3.000%)
	1,339,481	6.782	03/31/28	1,330,506
Third Coast Infrastructure LLC (BB+/Ba3)(1 mo. USD Term SOFR + 3.750%)
	7,485,404	7.418	09/25/30	7,522,831

				10,617,059

Wireless Telecommunication Services – 1.3%
Altice France SA (CCC+/Caa1)
	3,200,000	0.000 (b)	10/30/28	3,182,016
(3 mo. USD Term SOFR + 6.875%)
	4,384,180	10.547	05/31/31	4,386,942
ViaSat, Inc.(b) (B+/Ba3)
	1,595,855	0.000	03/02/29	1,598,743
Voyage Digital Ltd. (BB/NR)(3 mo. USD Term SOFR + 3.250%)
	2,576,908	6.902	05/11/29	2,583,350
Zacapa SARL (B/B2)(3 mo. USD Term SOFR + 3.750%)
	4,257,690	7.450	03/22/29	4,240,659
Zayo Group Holdings, Inc. (B-/B3)
(1 mo. EUR EURIBOR + 3.250%)
EUR	701,298	5.142	03/11/30	799,742
(1 mo. USD Term SOFR + 3.000%)
	$1,923,832	6.782	03/11/30	1,886,010

				18,677,462

TOTAL BANK LOANS (Cost $1,250,887,334)				$1,206,815,414

Corporate Obligations – 6.0%

Automotive(e)(f) – 0.1%
Qnity Electronics, Inc. (BB/B1)
	$890,000	6.250%	08/15/33	$902,950

Chemicals(e)(f)(g) – 0.1%
Consolidated Energy Finance SA (B-/Caa2)
	766,000	5.625	10/15/28	713,246

Commercial Services(e) – 0.4%
Block, Inc. (BB+/Ba1)
	2,113,000	6.500	05/15/32	2,124,854
Graham Holdings Co.(f) (BB/Ba1)
	2,449,000	5.625	12/01/33	2,394,485
Verisure Midholding AB(f) (BB-/Ba3)
EUR	1,075,000	5.250	02/15/29	1,239,669

				5,759,008

Diversified Financial Services(e) – 0.8%
Ally Financial, Inc.(g)(h) (BB-/Ba2) (7 yr. CMT + 3.481%)
	$6,366,000	4.700	05/15/28	5,882,884
Enova International, Inc.(f) (B/B2)
	2,087,000	9.125	08/01/29	2,143,140

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(e) – (continued)
United Wholesale Mortgage LLC(f) (NR/Ba3)
$3,330,000	5.500%	04/15/29	$3,116,514

			11,142,538

Engineering & Construction(e)(f) – 0.2%
Global Infrastructure Solutions, Inc. (BB/Ba3)
3,372,000	7.500	04/15/32	3,524,212

Insurance(e)(f) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
420,000	6.750	07/01/32	403,750
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (CCC+/Caa1)
3,395,000	8.125	02/15/32	3,184,103

			3,587,853

Internet(e)(f) – 0.9%
ANGI Group LLC(g) (B/B2)
4,485,000	3.875	08/15/28	4,006,585
Gen Digital, Inc. (BB-/B1)
2,433,000	6.250	04/01/33	2,368,185
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,510,000	3.500	03/01/29	1,406,021
Match Group Holdings II LLC (BB/Ba2)
665,000	3.625	10/01/31	590,720
Snap, Inc. (B+/B1)
2,454,000	6.875	03/01/33	2,322,809
Wayfair LLC (BB-/B2u)
2,401,000	6.750	11/15/32	2,418,911

			13,113,231

Investment Companies(e)(f) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
3,411,000	10.000	11/15/29	3,355,981

Leisure Time(e)(f) – 0.3%
MajorDrive Holdings IV LLC (CCC-/Caa3)
2,113,000	6.375	06/01/29	1,556,985
Sabre GLBL, Inc. (B-/B3)
2,356,000	10.750	11/15/29	2,015,252

			3,572,237

Media – 0.4%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(e)(f) (B+/B1)
4,475,000	10.000	02/15/31	4,568,796
iHeartCommunications, Inc.(e) (CCC-/Caa3)
1	8.375	05/01/27	1
Paramount Global (BB+/Baa3)
2,324,000	4.375	03/15/43	1,400,837

			5,969,634

Oil Field Services(e) – 0.8%
California Resources Corp.(f) (BB-/B1)
2,127,000	7.000	01/15/34	2,139,869

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services(e) – (continued)
DBR Land Holdings LLC(f) (BB-/B1)
$3,425,000	6.250%	12/01/30	$3,469,662
Noble Finance II LLC(f) (BB-/B1)
1,880,000	8.000	04/15/30	1,940,254
Sunoco LP(f) (BB+/Ba1)
880,000	7.250	05/01/32	911,293
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
1,425,000	4.500	04/30/30	1,378,103
Western Midstream Operating LP(f) (BBB-/Baa3)
1,770,000	7.250	04/01/30	1,862,323

			11,701,504

Pharmaceuticals(e)(f) – 0.1%
Amneal Pharmaceuticals LLC (B+/B1)
2,006,000	6.875	08/01/32	2,065,638

Pipelines(e) – 0.8%
Delek Logistics Partners LP/Delek Logistics Finance Corp.(f) (BB-/B2)
800,000	7.375	06/30/33	806,120
Plains All American Pipeline LP(h) (BB+/Ba1) (3 mo. USD Term SOFR + 4.372%)
6,695,000	8.024	04/30/26	6,668,688
Venture Global LNG, Inc.(f)(h) (B-/B3) (5 yr. CMT + 5.440%)
4,510,000	9.000	09/30/29	4,489,570

			11,964,378

Real Estate Investment Trust(e)(f)(i) – 0.0%
Service Properties Trust (B/Caa1)
155,000	0.000	09/30/28	141,321

Software(e)(f) – 0.2%
Fair Isaac Corp. (BB+/Ba1)
2,440,000	6.000	05/15/33	2,394,006
OAK-Eagle Acquireco, Inc. (BB/Ba3)
270,000	7.250	07/01/33	279,631

			2,673,637

Telecommunication Services(e)(f) – 0.2%
SV RNO Property Owner 1 LLC (NR/Ba1)
2,137,000	5.875	03/01/31	2,117,703

Transportation(e)(f) – 0.2%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,783,093

TOTAL CORPORATE OBLIGATIONS (Cost $85,365,850)			$85,088,164

Asset-Backed Securities(e)(f)(h) – 1.2%

Collateralized Loan Obligations – 1.2%
AGL CLO 45 Ltd. Series 2025-45A, Class E (NR/NR) (3 mo. USD Term SOFR + 4.650%)
$2,500,000	8.532%	01/22/39	$2,437,470

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(e)(f)(h) – (continued)

Collateralized Loan Obligations – (continued)
Bryant Park CLO Ltd. Series 2025-27A, Class E (BB-/NR) (3 mo. USD Term SOFR + 5.450%)
$4,000,000	9.543%	07/20/38	$3,874,868
Elmwood CLO 45 Ltd. Series 2025-8A, Class E (NR/NR) (3 mo. USD Term SOFR + 4.850%)
2,500,000	8.739	10/17/38	2,418,863
Palmer Square CLO Ltd. Series 2025-4A, Class E (BB-/NR) (3 mo. USD Term SOFR + 4.700%)
3,000,000	8.657	10/20/38	2,901,111
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	7.584	08/16/34	4,661,355

TOTAL ASSET-BACKED SECURITIES (Cost $16,851,000)			$16,293,667

Shares	Description		Value

Common Stocks – 0.8%

Aerospace & Defense(d) – 0.3%
204,620	Swissport Ltd.		$3,665,906

Broadline Retail(c) – 0.1%
9,541	Neiman Marcus Group Ltd. LLC		1,192,625

Financial Services(d) – 0.0%
11,094	DSG TopCo, Inc.		2,086

Health Care Providers & Services(c)(d) – 0.1%
50,617	New Trojan/ Careismatic		1,366,659

Insurance – 0.1%
6,257	Arthur J Gallagher & Co.		1,355,141

Machinery(c)(d) – 0.0%
63,083	Apex Tool Group LLC Class A		0

Media(d) – 0.0%
8,495	Audacy Capital Corp. Class B		29,733
77,495	Audacy Capital LLC Class A		213,111
162,749	Bright Pattern Holdco(c)		0

			242,844

Real Estate Investment Trusts(d) – 0.0%
29,951	Luxco Co. Ltd.		498,512

Software – 0.2%
3,320	Crowdstrike Holdings, Inc. Class A(d)		1,296,161
3,490	Microsoft Corp.		1,291,893
229	Travelport LLC(c)(d)		0

			2,588,054

TOTAL COMMON STOCKS (Cost $21,873,317)			$10,911,827

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Units	Expiration Date	Value

Rights(d) – 0.1%

Entertainment – 0.1%
Cineworld Group PLC (NR/NR)
63,702	12/31/99	$1,119,304
(Cost $962,523)

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%

Investment Companies(e) – 0.1%
Compass Diversified Holdings (3 mo. USD Term SOFR + 4.985%)
17,155	7.875%(h)	$334,694
Compass Diversified Holdings
14,751	7.875	288,235

		622,929

Post Secondary Education(c)(d) – 0.0%
Travelport LLC
163	0.000	0
(Cost $163,000)

TOTAL PREFERRED STOCKS (Cost $823,602)		$622,929

Units	Expiration Date	Value

Warrants(d) – 0.0%

Aspect Software, Inc. (NR/NR)(c)
162,749	12/31/99	$0
New Trojan/Careismatic (NR/NR)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	180,449

(Cost $15,865)

TOTAL WARRANTS (Cost $1,115,865)		$180,449

Shares	Description	Value

Exchange Traded Funds – 2.4%

40,519	Eaton Vance Senior Floating-Rate Trust (NR/NR)	$427,070
755,230	Invesco Senior Loan ETF (NR/NR)	15,414,244
439,106	State Street Blackstone Senior Loan ETF (NR/NR)(g)	17,625,715

TOTAL EXCHANGE TRADED FUNDS (Cost $34,400,732)		$33,467,029

Shares	Dividend Rate	Value

Investment Company(j) – 3.6%

Goldman Sachs Financial Square Government Fund — Institutional Shares
51,306,572	3.553%	$51,306,572

(Cost $51,306,572)

Securities Lending Reinvestment Vehicle(j) – 1.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
21,307,829	3.553%	$21,307,829

(Cost $21,307,829)

TOTAL INVESTMENTS – 101.4% (Cost $1,484,894,624)		$1,427,113,184

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		$(19,089,070)

NET ASSETS – 100.0%		$1,408,024,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security is currently in default and/or non-income producing.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued) March 31, 2026

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At March 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC (NR/B2), due 12/11/31	$541,822	$542,499	$678
Kaman Corp. (NR/B2), due 02/26/32	594,231	589,211	(112)
Salas O’Brien, Inc. (B/B2), due 01/31/33	325,429	324,615	(3)

TOTAL			$563

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	48,231,599	EUR	40,733,258	05/22/26	$1,033,114

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	223	06/30/26	$ 24,124,070	$(281,192)

Short position contracts:
10 Year U.S. Treasury Notes	(140)	06/18/26	(15,546,562)	87,945
2 Year U.S. Treasury Notes	(187)	06/30/26	(38,792,273)	151,583

Total				$239,528

TOTAL FUTURES CONTRACTS				$(41,664)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 45	5.000%	3.648%	12/20/30	$80,231	$4,363,773	$5,658,836	$(1,295,063)

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CDX.NA.HY Ind 46	5.000%	3.856%	06/20/31	$13,625	$676,061	$538,985	$137,076

TOTAL					$5,039,834	$6,197,821	$(1,157,987)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.6%

Aerospace & Defense – 3.5%
Boeing Co.
$1,950,000	3.450	%(a)	11/01/28	$1,905,618
5,577,000	2.950	(a)	02/01/30	5,245,949
431,000	5.150	(a)	05/01/30	437,586
3,750,000	3.600	(a)	05/01/34	3,352,688
1,679,000	6.528	(a)	05/01/34	1,828,935
1,375,000	3.250	(a)	02/01/35	1,177,426
500,000	3.550	(a)	03/01/38	415,190
2,827,000	5.875		02/15/40	2,836,470
1,306,000	3.375	(a)	06/15/46	899,455
575,000	3.625	(a)	03/01/48	399,901
900,000	3.850	(a)	11/01/48	647,514
1,201,000	6.858	(a)	05/01/54	1,321,352
Hexcel Corp. (a)
796,000	5.875		02/26/35	816,433
Howmet Aerospace, Inc. (a)
802,000	4.850		10/15/31	810,958
RTX Corp. (a)
1,625,000	4.125		11/16/28	1,618,598

				23,714,073

Agriculture(a) – 3.1%
Altria Group, Inc.
975,000	4.800		02/14/29	982,761
1,880,000	5.250		08/06/35	1,871,935
BAT Capital Corp.
1,125,000	3.215		09/06/26	1,117,913
200,000	3.557		08/15/27	197,818
1,350,000	2.259		03/25/28	1,296,365
6,900,000	5.834		02/20/31	7,223,196
545,000	4.625		03/22/33	533,261
650,000	5.625		08/15/35	668,772
BAT International Finance PLC
4,575,000	5.931		02/02/29	4,746,745
Imperial Brands Finance PLC (b)
1,230,000	5.625		07/01/35	1,236,937
Philip Morris International, Inc.
1,370,000	5.375		02/15/33	1,408,113

				21,283,816

Airlines – 0.5%
American Airlines Pass-Through Trust , Class B
575,000	5.650		05/11/36	573,120
1,034,000	4.900		11/11/39	996,435
Delta Air Lines, Inc. (a)
1,670,000	5.250		07/10/30	1,682,775

				3,252,330

Automotive(a) – 4.4%
Ford Motor Credit Co. LLC
5,725,000	6.950		06/10/26	5,737,481
586,000	5.850		05/17/27	590,301
2,095,000	5.420		04/09/31	2,056,431
General Motors Co.
2,925,000	6.800		10/01/27	3,008,129

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – (continued)
General Motors Financial Co., Inc.
$2,575,000	1.500%		06/10/26	$2,559,009
4,750,000	5.000		04/09/27	4,772,230
400,000	2.700		08/20/27	390,256
775,000	3.850		01/05/28	765,506
1,705,000	5.850		04/06/30	1,765,425
3,245,000	5.450		07/15/30	3,319,895
266,000	5.750		02/08/31	274,352
1,088,000	3.100		01/12/32	976,273
449,000	5.950		04/04/34	460,813
351,000	5.450		09/06/34	348,181
Hyundai Capital America (b)
1,450,000	5.600		03/30/28	1,475,868
440,000	4.500		09/18/30	432,846
980,000	4.550		01/08/31	963,644

				29,896,640

Banks – 22.0%
Banco Santander SA
1,200,000	5.565		01/17/30	1,229,724
1,600,000	6.921		08/08/33	1,726,320
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	358,884
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 1.252%)
3,925,000	2.496		02/13/31	3,627,995
(3 mo. USD Term SOFR + 1.302%)
968,000	3.419		12/20/28	950,992
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,308,814
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,941,946
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	885,467
(Secured Overnight Financing Rate + 1.130%)
1,930,000	5.045		02/06/37	1,904,138
(Secured Overnight Financing Rate + 1.330%)
675,000	2.972		02/04/33	610,963
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,665,921
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,227,170
(Secured Overnight Financing Rate + 1.738%)
2,395,000	5.518		10/25/35	2,395,934
(Secured Overnight Financing Rate + 1.830%)
3,640,000	4.571		04/27/33	3,572,988
Bank of New York Mellon Corp. (a)(c) (5 yr. CMT + 3.352%)
520,000	7.166		06/20/26	521,378
Bank of Nova Scotia (a)(c) (5 yr. CMT + 4.389%)
1,300,000	8.625		10/27/82	1,349,777
Barclays PLC
1,375,000	5.200		05/12/26	1,375,743
6,625,000	4.836	(a)	05/09/28	6,627,517
(Secured Overnight Financing Rate + 1.080%)
1,605,000	4.476	(a)(c)	11/11/29	1,595,530

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.560%)
$1,135,000	4.942	%(a)(c)	09/10/30	$1,140,902
(Secured Overnight Financing Rate + 1.590%)
1,235,000	5.785	(a)(c)	02/25/36	1,250,549
BNP Paribas SA (a)(b)(c) (1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,704,763
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	347,019
(Secured Overnight Financing Rate + 1.920%)
1,275,000	5.906		11/19/35	1,292,863
BPCE SA (b)
1,350,000	4.625		09/12/28	1,349,595
Capital One NA (a)
1,500,000	4.650		09/13/28	1,505,760
Citigroup, Inc. (a)(c) (3 mo. USD Term SOFR + 1.825%)
1,973,000	3.887		01/10/28	1,963,490
(3 mo. USD Term SOFR + 4.779%)
1,405,000	6.250		08/15/26	1,405,520
(5 yr. CMT + 1.730%)
830,000	5.411		09/19/39	812,628
(5 yr. CMT + 2.572%)
1,480,000	6.750		02/15/30	1,478,831
(5 yr. CMT + 3.001%)
700,000	6.625		02/15/31	699,937
(Secured Overnight Financing Rate + 1.171%)
3,025,000	4.503		09/11/31	2,988,851
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976		11/05/30	967,662
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270		11/17/33	1,757,929
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412		03/31/31	666,711
Citizens Financial Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.259%)
440,000	5.253		03/05/31	445,113
(Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841		01/23/30	3,167,311
Fifth Third Bancorp (a)(c) (Secured Overnight Financing Rate + 1.240%)
705,000	5.141		01/29/37	687,248
(Secured Overnight Financing Rate + 1.486%)
782,000	4.895		09/06/30	784,667
(Secured Overnight Financing Rate + 2.340%)
303,000	6.339		07/27/29	314,181
First Horizon Corp. (a)(c) (Secured Overnight Financing Rate +
1.766%)
580,000	5.514		03/07/31	587,465
HSBC Bank USA NA
800,000	5.625		08/15/35	816,808
HSBC Holdings PLC
600,000	7.625		05/17/32	666,186

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Huntington Bancshares, Inc. (a)(c) (5 yr. CMT + 1.700%)
$185,000	6.141%	11/18/39	$188,273
(Secured Overnight Financing Rate + 1.276%)
1,590,000	5.272	01/15/31	1,613,723
(Secured Overnight Financing Rate + 1.870%)
2,685,000	5.709	02/02/35	2,740,230
(Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208	08/21/29	3,146,809
ING Groep NV (a)(c)
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726	04/01/27	1,725,000
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335	03/19/30	1,654,360
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882	07/24/38	767,953
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956	05/13/31	3,401,325
(Secured Overnight Financing Rate + 0.840%)
1,340,000	4.347	01/22/32	1,320,972
(Secured Overnight Financing Rate + 1.070%)
1,405,000	4.898	01/22/37	1,374,483
(Secured Overnight Financing Rate + 1.190%)
1,010,000	4.810	10/22/36	980,387
(Secured Overnight Financing Rate + 1.300%)
905,000	5.193	02/05/37	888,565
(Secured Overnight Financing Rate + 1.635%)
1,445,000	5.576	07/23/36	1,464,291
(Secured Overnight Financing Rate + 1.680%)
1,550,000	5.572	04/22/36	1,594,485
(Secured Overnight Financing Rate + 1.800%)
3,424,000	4.586	04/26/33	3,375,619
Lloyds Banking Group PLC (a)(c) (1 yr. CMT + 0.850%)
350,000	1.627	05/11/27	348,775
M&T Bank Corp. (a)(c)
(3 mo. USD Term SOFR + 3.782%)
895,000	5.125	11/01/26	886,703
(5 yr. CMT + 1.430%)
1,225,000	5.400	07/30/35	1,221,068
(Secured Overnight Financing Rate + 1.400%)
620,000	5.179	07/08/31	626,138
(Secured Overnight Financing Rate + 1.610%)
1,670,000	5.385	01/16/36	1,655,888
(Secured Overnight Financing Rate + 2.260%)
3,355,000	6.082	03/13/32	3,515,268
Macquarie Group Ltd. (a)(b)(c) (3 mo. USD Term SOFR + 1.634%)
1,900,000	3.763	11/28/28	1,875,414
Morgan Stanley (a)(c)
2,295,000	3.971	07/22/38	2,002,594
(Secured Overnight Financing Rate + 0.950%)
455,000	4.493	01/16/32	447,524
(Secured Overnight Financing Rate + 1.314%)
1,260,000	4.892	10/22/36	1,217,664

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.360%)
$725,000	2.484%		09/16/36	$623,681
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164		04/20/29	1,663,917
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449		07/20/29	6,502,101
(Secured Overnight Financing Rate + 2.076%)
1,606,000	4.889		07/20/33	1,597,087
Morgan Stanley Private Bank NA (a)(c) (Secured Overnight Financing Rate + 1.080%)
1,650,000	4.734		07/18/31	1,644,357
NatWest Group PLC (a)(c) (1 yr. CMT + 1.050%)
380,000	5.115		05/23/31	383,811
Norinchukin Bank (b)
760,000	4.683		03/10/31	751,070
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.599%)
1,170,000	5.401		07/23/35	1,183,046
Regions Financial Corp. (a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	2,026,626
Santander U.K. Group Holdings PLC (a)(c)
(3 mo. USD Term SOFR + 1.400%)
325,000	3.823		11/03/28	320,834
(Secured Overnight Financing Rate + 1.070%)
420,000	4.320		09/22/29	416,094
Shinhan Bank Co. Ltd. (b)
260,000	4.500		04/12/28	261,071
State Street Corp. (a)(c) (5 yr. CMT + 2.135%)
1,375,000	6.450		09/15/30	1,394,222
Sumitomo Mitsui Trust Group, Inc. (a)(b)(c) (Secured Overnight Financing Rate + 1.650%)
695,000	5.416		09/11/36	682,726
Truist Financial Corp. (a)(c)
(Secured Overnight Financing Rate + 1.395%)
1,428,000	4.964		10/23/36	1,383,218
(Secured Overnight Financing Rate + 1.620%)
837,000	5.435		01/24/30	856,159
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711		01/24/35	2,896,520
(Secured Overnight Financing Rate + 2.361%)
1,055,000	5.867		06/08/34	1,098,065
U.S. Bancorp (a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,295,507
UBS Group AG (a)(b)
3,347,000	4.282		01/09/28	3,334,081
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	456,330
(5 yr. USD SOFR ICE Swap + 3.240%)
455,000	6.625	(c)	01/08/31	441,810
(Secured Overnight Financing Rate + 1.290%)
1,395,000	4.844	(c)	11/06/33	1,370,127
(Secured Overnight Financing Rate + 1.730%)
1,260,000	3.091	(c)	05/14/32	1,154,475

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.760%)
$615,000	5.580	%(c)	05/09/36	$623,278
Wells Fargo & Co. (a)(c)
(3 mo. USD Term SOFR + 1.572%)
498,000	3.584		05/22/28	493,095
(5 yr. CMT + 2.340%)
175,000	6.125		06/15/31	175,511
(Secured Overnight Financing Rate + 0.740%)
2,000,000	4.182		01/23/30	1,982,280
(Secured Overnight Financing Rate + 1.340%)
1,380,000	4.892		09/15/36	1,342,354
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,314,162
(Secured Overnight Financing Rate + 2.100%)
2,378,000	4.897		07/25/33	2,364,683
Wells Fargo Bank NA
824,000	5.950		08/26/36	857,800

				150,602,799

Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	226,397
Bacardi Ltd. (a)(b)
2,275,000	4.700		05/15/28	2,271,132
700,000	5.300		05/15/48	607,446
Bacardi Ltd./Bacardi-Martini BV (a)(b)
1,075,000	5.900		06/15/43	1,015,724
Constellation Brands, Inc. (a)
450,000	4.350		05/09/27	449,532
350,000	4.650		11/15/28	351,375
455,000	4.800		01/15/29	457,530
477,000	4.800		05/01/30	479,872
JDE Peet’s NV (a)(b)
1,970,000	2.250		09/24/31	1,711,516
Pernod Ricard International Finance LLC (a)(b)
1,107,000	1.625		04/01/31	957,478

				8,528,002

Biotechnology(a) – 0.2%
Royalty Pharma PLC
739,000	2.200		09/02/30	665,189
761,000	5.400		09/02/34	767,293

				1,432,482

Building Materials(a) – 0.1%
Carlisle Cos., Inc.
425,000	5.550		09/15/40	420,355
Owens Corning
422,000	5.950		06/15/54	418,071

				838,426

Chemicals(a) – 0.1%
DuPont de Nemours, Inc.
76,000	5.319		11/15/38	74,763

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
International Flavors & Fragrances, Inc. (b)
$190,000	2.300%		11/01/30	$169,068
LYB International Finance BV
650,000	4.875		03/15/44	533,344

				777,175

Commercial Services – 1.1%
Ashtead Capital, Inc. (a)(b)
925,000	1.500		08/12/26	913,595
525,000	2.450		08/12/31	460,887
456,000	5.800		04/15/34	465,230
DP World Ltd.
360,000	5.625		09/25/48	321,390
Global Payments, Inc. (a)
1,150,000	4.450		06/01/28	1,140,478
1,020,000	5.550		11/15/35	980,801
GXO Logistics, Inc. (a)
2,573,000	2.650		07/15/31	2,291,462
887,000	6.500		05/06/34	930,472

				7,504,315

Computers – 0.6%
Dell International LLC/EMC Corp. (a)
1,325,000	4.900		10/01/26	1,326,563
Dell, Inc.
2,075,000	7.100		04/15/28	2,179,165
Hewlett Packard Enterprise Co. (a)
105,000	5.000		10/15/34	101,572
NetApp, Inc. (a)
705,000	5.500		03/17/32	720,545

				4,327,845

Diversified Financial Services(a) – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
725,000	6.450		04/15/27	738,761
4,025,000	4.625		10/15/27	4,030,434
775,000	3.000		10/29/28	746,294
920,000	5.375		12/15/31	934,536
1,870,000	4.750		01/15/33	1,817,453
Air Lease Corp.
2,450,000	3.750		06/01/26	2,444,242
325,000	3.625		04/01/27	321,932
Aircastle Ltd./Aircastle Ireland DAC (b)
478,000	5.250		03/15/30	482,417
695,000	5.000		09/15/30	693,221
Ally Financial, Inc.
2,610,000	4.750		06/09/27	2,614,176
1,575,000	2.200		11/02/28	1,482,910
(Secured Overnight Financing Rate + 1.960%)
407,000	5.737	(c)	05/15/29	413,337
Aviation Capital Group LLC (b)
655,000	5.375		07/15/29	665,133
530,000	4.875		01/28/33	511,270
Avolon Holdings Funding Ltd. (b)
1,450,000	3.250		02/15/27	1,433,687

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(a) – (continued)
$1,125,000	4.950%	10/15/32	$1,097,291
Capital One Financial Corp. (c)
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884	07/26/35	2,177,487
(Secured Overnight Financing Rate + 2.036%)
430,000	6.183	01/30/36	436,957
(Secured Overnight Financing Rate + 2.600%)
1,590,000	5.247	07/26/30	1,610,988
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624	10/30/31	1,286,731
Intercontinental Exchange, Inc.
350,000	3.625	09/01/28	344,789
Jefferies Financial Group, Inc.
720,000	6.200	04/14/34	733,673
Macquarie Airfinance Holdings Ltd. (b)
1,267,000	5.200	03/27/28	1,272,334
135,000	6.400	03/26/29	139,938
Takeoff Merger Sub, Inc. (b)
1,245,000	4.850	03/24/31	1,230,097
2,145,000	5.500	03/24/36	2,111,452

			31,771,540

Electrical – 3.8%
American Electric Power Co., Inc. (a)
350,000	2.300	03/01/30	320,593
CMS Energy Corp. (a)
500,000	4.875	03/01/44	439,640
Dominion Energy, Inc. (a)
925,000	3.375	04/01/30	884,050
DTE Energy Co. (a)
4,311,000	4.875	06/01/28	4,350,747
Duke Energy Corp. (a)
400,000	4.800	12/15/45	342,652
Duquesne Light Holdings, Inc. (a)(b)
1,075,000	2.532	10/01/30	978,605
Emera U.S. Finance LP (a)
575,000	3.550	06/15/26	573,287
ITC Holdings Corp. (a)(b)
673,000	2.950	05/14/30	629,154
NextEra Energy Capital Holdings, Inc. (a)
1,605,000	1.900	06/15/28	1,522,551
Pacific Gas & Electric Co. (a)
2,075,000	2.100	08/01/27	2,010,633
480,000	5.000	06/04/28	484,037
950,000	6.400	06/15/33	1,008,530
650,000	6.950	03/15/34	712,277
675,000	5.800	05/15/34	691,254
1,594,000	5.700	03/01/35	1,614,531
Progress Energy, Inc.
800,000	7.000	10/30/31	879,808
Public Service Electric & Gas Co. (a)
975,000	3.950	05/01/42	804,619
Sempra (a)
1,125,000	3.800	02/01/38	949,725

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Southern California Edison Co. (a)
$1,325,000	4.200%		03/01/29	$1,310,226
275,000	4.050		03/15/42	215,531
Vistra Operations Co. LLC (a)(b)
975,000	4.300		07/15/29	958,688
1,190,000	4.700		01/31/31	1,171,222
1,030,000	5.250		10/15/35	1,003,601
Xcel Energy, Inc. (a)
2,380,000	3.350		12/01/26	2,364,268

				26,220,229

Electronics(a) – 0.3%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	469,476
Keysight Technologies, Inc.
851,000	5.350		07/30/30	874,411
Tyco Electronics Group SA
580,000	4.500		02/09/31	578,979

				1,922,866

Engineering & Construction(a) – 0.2%
MasTec, Inc.
551,000	5.900		06/15/29	569,056
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	234,132
800,000	5.500		07/31/47	664,720
220,000	5.500	(b)	07/31/47	182,798

				1,650,706

Entertainment(a)(b) – 0.2%
Flutter Treasury DAC
1,235,000	5.875		06/04/31	1,221,625

Food & Drug Retailing(a) – 2.0%
Campbell’s Co.
1,270,000	4.550		03/21/31	1,230,503
314,000	5.400		03/21/34	304,398
1,540,000	4.750		03/23/35	1,417,493
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	907,959
J.M. Smucker Co.
997,000	6.200		11/15/33	1,055,803
Mars, Inc. (b)
375,000	4.800		03/01/30	378,915
7,075,000	5.000		03/01/32	7,158,131
1,350,000	5.700		05/01/55	1,315,993
Sysco Corp.
150,000	6.600		04/01/40	159,422

				13,928,617

Food Service(a)(b) – 0.2%
Sodexo, Inc.
1,217,000	5.150		08/15/30	1,233,709

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Forest Products & Paper(a) – 0.1%
Suzano Netherlands BV
$360,000	5.500%		01/15/36	$346,050

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
2,054,000	6.300		02/15/30	2,152,448

Healthcare Providers & Services – 4.2%
Augusta SpinCo Corp. (a)
755,000	4.945		03/23/33	752,176
CommonSpirit Health
150,000	4.350		11/01/42	127,500
510,000	6.461	(a)	11/01/52	541,341
Elevance Health, Inc. (a)
1,630,000	4.600		09/15/32	1,604,181
HCA, Inc. (a)
8,984,000	3.500		09/01/30	8,530,847
Humana, Inc. (a)
345,000	5.375		04/15/31	348,585
Icon Investments Six DAC (a)
2,275,000	5.849		05/08/29	2,318,771
IQVIA, Inc. (a)
1,140,000	6.250		02/01/29	1,185,315
Novant Health, Inc. (a)
710,000	3.168		11/01/51	463,993
Revvity, Inc. (a)
1,405,000	1.900		09/15/28	1,319,155
1,200,000	3.300		09/15/29	1,148,820
Solventum Corp. (a)
1,311,000	5.400		03/01/29	1,342,123
4,605,000	5.600		03/23/34	4,707,323
STERIS Irish FinCo UnLtd Co. (a)
218,000	2.700		03/15/31	197,842
Thermo Fisher Scientific, Inc. (a)
445,000	4.902		02/12/36	441,253
UnitedHealth Group, Inc. (a)
500,000	3.050		05/15/41	370,520
1,074,000	5.625		07/15/54	1,022,308
2,275,000	6.050		02/15/63	2,272,384

				28,694,437

Insurance – 0.5%
American International Group, Inc. (a)
420,000	4.850		05/07/30	424,137
Arch Capital Finance LLC (a)
400,000	4.011		12/15/26	398,716
Arthur J Gallagher & Co. (a)
1,378,000	5.150		02/15/35	1,367,541
Hartford Insurance Group, Inc.
200,000	6.625		04/15/42	215,024
Willis North America, Inc. (a)
700,000	2.950		09/15/29	662,837

				3,068,255

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(a) – 1.2%
Expedia Group, Inc.
$196,000	2.950%		03/15/31	$179,650
2,475,000	5.400		02/15/35	2,455,076
Meta Platforms, Inc.
1,300,000	4.600		11/15/32	1,286,506
1,225,000	4.875		11/15/35	1,201,492
Uber Technologies, Inc.
475,000	4.500	(b)	08/15/29	470,692
1,600,000	4.150		01/15/31	1,564,496
1,275,000	4.800		09/15/34	1,246,988

				8,404,900

Investment Companies(a) – 1.4%
Apollo Debt Solutions BDC
1,266,000	6.550		03/15/32	1,270,646
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,376,330
125,000	3.250		03/15/27	121,885
690,000	5.050		09/10/30	651,236
Blackstone Secured Lending Fund
3,000,000	2.125		02/15/27	2,909,610
282,000	5.300		06/30/30	272,869
Blue Owl Credit Income Corp.
1,685,000	5.800		03/15/30	1,626,952
JAB Holdings BV (b)
700,000	2.200		11/23/30	624,764

				9,854,292

Iron/Steel – 0.5%
POSCO (b)
240,000	5.750		01/17/28	244,541
Steel Dynamics, Inc. (a)
1,950,000	1.650		10/15/27	1,871,902
Vale Overseas Ltd. (a)
1,520,000	6.400		06/28/54	1,529,394

				3,645,837

Leisure Time(a) – 0.6%
Royal Caribbean Cruises Ltd.
850,000	6.250	(b)	03/15/32	869,346
1,525,000	6.000	(b)	02/01/33	1,542,583
395,000	5.375		01/15/36	388,214
1,160,000	5.250		02/27/38	1,102,940

				3,903,083

Lodging(a) – 1.7%
Choice Hotels International, Inc.
1,349,000	3.700		01/15/31	1,265,322
4,012,000	5.850		08/01/34	4,039,041
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	1,982,748
Las Vegas Sands Corp.
430,000	5.625		06/15/28	435,322
160,000	6.000		06/14/30	164,362

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(a) – (continued)
Marriott International, Inc.
$543,000	4.000%		04/15/28	$538,846
1,350,000	5.550		10/15/28	1,385,302
675,000	4.650		12/01/28	678,483
325,000	4.800		03/15/30	327,763
750,000	5.500		04/15/37	747,240

				11,564,429

Machinery - Construction & Mining(a) – 0.2%
Vertiv Holdings Co.
1,442,000	4.850		03/15/36	1,402,013

Machinery-Diversified(a) – 0.1%
AGCO Corp.
805,000	5.800		03/21/34	822,976

Media – 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
1,050,000	3.750		02/15/28	1,031,551
6,750,000	4.200		03/15/28	6,686,550
256,000	6.650		02/01/34	266,936
800,000	6.550		06/01/34	830,040
625,000	6.384		10/23/35	636,250
Comcast Corp. (a)
475,000	3.750		04/01/40	384,726
News Corp. (a)(b)
2,096,000	3.875		05/15/29	2,021,173
Time Warner Cable Enterprises LLC
700,000	8.375		07/15/33	793,198
Time Warner Cable LLC (a)
675,000	5.875		11/15/40	609,620
Videotron Ltd. (a)(b)
1,659,000	5.700		01/15/35	1,673,583

				14,933,627

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	500,005
Glencore Funding LLC (a)
1,075,000	4.000		03/27/27	1,070,453
925,000	2.850		04/27/31	842,296
725,000	2.625		09/23/31	645,750

				3,058,504

Oil Field Services – 2.0%
Continental Resources, Inc. (a)
25,000	4.375		01/15/28	24,811
925,000	5.750	(b)	01/15/31	942,899
Diamondback Energy, Inc. (a)
2,215,000	6.250		03/15/33	2,365,111
890,000	5.400		04/18/34	904,000
Marathon Petroleum Corp. (a)
2,095,000	3.800		04/01/28	2,069,127
Occidental Petroleum Corp.
2,500,000	8.875	(a)	07/15/30	2,846,950

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$1,030,000	5.375	%(a)	01/01/32	$1,048,900
575,000	5.550	(a)	10/01/34	584,355
350,000	6.450		09/15/36	373,642
Ovintiv, Inc.
1,025,000	8.125		09/15/30	1,152,602
Reliance Industries Ltd. (b)
890,000	3.625		01/12/52	626,658
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,053,800

				13,992,855

Packaging(a) – 0.2%
Berry Global, Inc.
1,225,000	1.650		01/15/27	1,199,398

Pharmaceuticals(a) – 2.7%
Cardinal Health, Inc.
575,000	4.500		09/15/30	572,004
335,000	5.450		02/15/34	342,229
1,990,000	5.350		11/15/34	2,008,228
Cigna Group
4,631,000	4.800		08/15/38	4,351,195
1,300,000	4.900		12/15/48	1,127,529
CVS Health Corp.
1,125,000	4.875		07/20/35	1,082,093
1,250,000	5.450		09/15/35	1,254,213
6,664,000	4.780		03/25/38	6,138,544
EMD Finance LLC (b)
1,465,000	5.000		10/15/35	1,444,050

				18,320,085

Pipelines – 2.3%
Columbia Pipelines Operating Co. LLC (a)(b)
1,010,000	6.036		11/15/33	1,064,712
Enbridge, Inc. (a)
40,000	6.200		11/15/30	42,419
Energy Transfer LP (a)
300,000	5.500		06/01/27	302,835
354,000	4.950		05/15/28	357,101
650,000	7.375	(b)	02/01/31	674,128
1,472,000	6.550		12/01/33	1,589,569
456,000	5.150		03/15/45	397,691
Galaxy Pipeline Assets Bidco Ltd. (b)
200,000	2.625		03/31/36	169,603
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,253,725
650,000	6.550		09/15/40	695,227
MPLX LP (a)
950,000	4.500		04/15/38	854,819
520,000	5.500		02/15/49	470,808
ONEOK, Inc. (a)
2,618,000	5.550		11/01/26	2,633,289
2,245,000	4.550		07/15/28	2,247,447
Sabine Pass Liquefaction LLC (a)
900,000	5.000		03/15/27	901,764

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Valero Energy Partners LP (a)
$675,000	4.500%	03/15/28	$675,655
Williams Cos., Inc. (a)
1,050,000	4.650	08/15/32	1,038,030

			15,368,822

Real Estate(a) – 0.1%
CBRE Services, Inc.
450,000	5.500	04/01/29	460,737
485,000	5.950	08/15/34	504,919

			965,656

Real Estate Investment Trust(a) – 4.3%
Agree LP
295,000	4.800	10/01/32	291,734
695,000	5.625	06/15/34	709,908
430,000	5.600	06/15/35	441,309
American Homes 4 Rent LP
710,000	4.950	06/15/30	712,272
225,000	2.375	07/15/31	198,110
275,000	5.250	03/15/35	270,812
Cousins Properties LP
1,350,000	5.250	07/15/30	1,367,671
1,782,000	5.375	02/15/32	1,793,227
590,000	4.875	03/01/33	567,344
1,863,000	5.875	10/01/34	1,889,510
Crown Castle, Inc.
6,225,000	4.000	03/01/27	6,197,050
Essential Properties LP
870,000	5.400	12/01/35	856,367
Essex Portfolio LP
1,925,000	3.000	01/15/30	1,813,042
Extra Space Storage LP
1,408,000	2.550	06/01/31	1,256,640
430,000	4.950	01/15/33	423,920
GLP Capital LP/GLP Financing II, Inc.
830,000	6.750	12/01/33	875,700
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	759,981
Healthpeak OP LLC
381,000	5.375	02/15/35	382,234
Highwoods Realty LP
635,000	5.350	01/15/33	620,522
1,585,000	7.650	02/01/34	1,752,915
Host Hotels & Resorts LP
350,000	4.250	12/15/28	345,793
860,000	5.700	06/15/32	881,663
480,000	5.700	07/01/34	485,275
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	564,570
305,000	5.450	08/15/30	309,383
Kilroy Realty LP
670,000	6.250	01/15/36	662,355
NNN REIT, Inc.
870,000	5.600	10/15/33	894,595

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Phillips Edison Grocery Center Operating Partnership I LP
$465,000	4.750%		03/15/33	$453,138
415,000	5.750		07/15/34	426,234
425,000	4.950		01/15/35	411,226
Realty Income Corp.
650,000	4.000		07/15/29	641,713
WP Carey, Inc.
50,000	2.400		02/01/31	44,730

				29,300,943

Retailing(a) –1.7%
7-Eleven, Inc. (b)
1,586,000	1.800		02/10/31	1,374,269
1,280,000	2.500		02/10/41	862,579
AutoNation, Inc.
1,425,000	4.750		06/01/30	1,415,666
1,525,000	2.400		08/01/31	1,332,362
2,326,000	5.890		03/15/35	2,373,753
Dollar General Corp.
1,178,000	3.500		04/03/30	1,122,116
2,075,000	5.450		07/05/33	2,099,340
Ferguson Enterprises, Inc.
405,000	4.350		03/15/31	398,455
O’Reilly Automotive, Inc.
455,000	5.100		03/12/36	449,203

				11,427,743

Savings & Loans(a)(b)(c) – 0.5%
Nationwide Building Society
(3 mo. USD Term SOFR + 1.855%)
2,525,000	3.960		07/18/30	2,467,607
(Secured Overnight Financing Rate + 1.650%)
845,000	5.537		07/14/36	846,622

				3,314,229

Semiconductors(a) – 1.9%
Broadcom, Inc.
1,555,000	5.200		07/15/35	1,566,383
2,364,000	3.137	(b)	11/15/35	2,008,573
1,380,000	4.950		01/15/36	1,363,247
1,306,000	3.187	(b)	11/15/36	1,091,529
2,155,000	4.900		02/15/38	2,078,691
Intel Corp.
549,000	5.150		02/21/34	547,441
1,260,000	5.700		02/10/53	1,159,263
NXP BV/NXP Funding LLC/NXP USA, Inc.
525,000	4.400		06/01/27	524,905
1,435,000	2.650		02/15/32	1,266,488
1,301,000	5.000		01/15/33	1,295,002

				12,901,522

Software(a) – 8.7%
AppLovin Corp.
782,000	5.125		12/01/29	785,847
4,976,000	5.375		12/01/31	5,022,874

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Software(a) – (continued)
$2,387,000	5.500%	12/01/34	$2,367,307
Constellation Software, Inc. (b)
780,000	5.461	02/16/34	764,275
Electronic Arts, Inc.
4,191,000	2.950	02/15/51	3,383,688
Fidelity National Information Services, Inc.
1,285,000	4.800	03/10/31	1,274,476
Fiserv, Inc.
450,000	5.250	08/11/35	437,485
MSCI, Inc. (b)
3,500,000	4.000	11/15/29	3,396,925
2,795,000	3.875	02/15/31	2,645,663
2,125,000	3.625	11/01/31	1,966,050
700,000	3.250	08/15/33	609,651
Oracle Corp.
2,020,000	4.800	09/26/32	1,922,030
1,725,000	5.350	05/04/33	1,678,373
2,270,000	4.700	09/27/34	2,070,603
2,275,000	5.500	08/03/35	2,173,376
3,160,000	5.200	09/26/35	2,961,647
1,790,000	5.700	02/04/36	1,720,942
425,000	3.600	04/01/40	308,461
2,900,000	6.550	02/04/46	2,707,527
950,000	4.000	11/15/47	626,183
2,775,000	6.900	11/09/52	2,622,236
Paychex, Inc.
4,175,000	5.100	04/15/30	4,214,120
276,000	5.350	04/15/32	277,430
ROBLOX Corp. (b)
1,450,000	3.875	05/01/30	1,361,405
Salesforce, Inc.
2,870,000	4.900	09/15/31	2,866,097
3,493,000	5.550	03/15/36	3,482,416
865,000	6.550	03/15/56	867,085
Synopsys, Inc.
1,325,000	4.850	04/01/30	1,334,871
867,000	5.000	04/01/32	874,430
1,796,000	5.150	04/01/35	1,799,251
VMware LLC
1,075,000	1.800	08/15/28	1,012,091

			59,534,815

Sovereign(a)(b) – 0.3%
Eagle Funding Luxco SARL
1,990,000	5.500	08/17/30	1,994,975

Telecommunication Services – 2.2%
AT&T, Inc. (a)
175,000	4.900	08/15/37	167,928
925,000	4.850	03/01/39	860,888
British Telecommunications PLC
1,415,000	9.625	12/15/30	1,690,161
NTT Finance Corp. (a)(b)
987,000	5.171	07/16/32	994,758
934,000	5.502	07/16/35	947,086

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Rogers Communications, Inc. (a)
	$2,628,000	3.800%		03/15/32	$2,453,501
	300,000	4.500		03/15/42	253,131
T-Mobile USA, Inc. (a)
	2,191,000	3.875		04/15/30	2,133,004
	380,000	2.875		02/15/31	349,942
	2,725,000	3.500		04/15/31	2,579,567
Verizon Communications, Inc. (a)
	475,000	3.150		03/22/30	452,024
	2,300,000	2.550		03/21/31	2,088,124

					14,970,114

Trucking & Leasing(a)(b) – 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	3,675,000	4.400		07/01/27	3,665,482
	525,000	5.875		11/15/27	534,886
	836,000	5.250		07/01/29	847,671
SMBC Aviation Capital Finance DAC
	2,105,000	5.250		11/26/35	2,056,353

					7,104,392

TOTAL CORPORATE OBLIGATIONS
(Cost $618,640,569)					$612,353,595

Sovereign Debt Obligations – 2.0%

Euro – 0.3%
Indonesia Government International Bonds (a)
EUR	610,000	4.100%		03/04/34	$676,429
Mexico Government International Bonds (a)
	130,000	1.350		09/18/27	145,617
	1,152,000	1.450		10/25/33	1,053,913
Peru Government International Bonds (a)
	100,000	1.250		03/11/33	95,646
Philippines Government International Bonds
	450,000	0.700		02/03/29	482,496
Romania Government International Bonds (b)
	90,000	2.124		07/16/31	89,280

					2,543,381

United States Dollar – 1.7%
Chile Government International Bonds
	$150,000	3.625		10/30/42	119,700
	200,000	3.500	(a)	01/25/50	143,400
Export-Import Bank of Korea
	390,000	5.125		01/11/33	405,389
Hungary Government International Bonds
	470,000	3.125	(b)	09/21/51	277,300
	640,000	6.750		09/23/55	650,611
Mexico Government International Bonds (a)
	2,540,000	3.250		04/16/30	2,375,662
	570,000	5.625		02/09/34	559,740
	802,000	3.500		02/12/34	682,799
	1,399,000	3.771		05/24/61	834,503

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
$440,000	3.750%		04/19/71	$252,120
Panama Government International Bonds (a)
380,000	2.252		09/29/32	312,293
650,000	6.853		03/28/54	669,818
200,000	3.870		07/23/60	129,800
390,000	4.500		01/19/63	285,340
Peru Government International Bonds (a)
630,000	5.500		03/30/36	629,213
430,000	2.780		12/01/60	228,223
Philippines Government International Bonds
210,000	2.650		12/10/45	132,090
Republic of Poland Government International Bonds (a)
570,000	5.125		09/18/34	571,140
700,000	5.500		03/18/54	644,903
Romania Government International Bonds
160,000	3.000	(b)	02/27/27	156,680
70,000	6.375		01/30/34	69,580
600,000	5.750	(b)	07/04/36	555,671
560,000	6.125		01/22/44	514,080
State of Israel
400,000	3.800		05/13/60	257,264

				11,457,319

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $16,102,919)				$14,000,700

Municipal Debt Obligations – 0.4%

California – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%		10/01/39	$522,703

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
1,125,000	6.630		02/01/35	1,178,034
Illinois State GO Bonds Taxable-Pension Series 2003
872,549	5.100		06/01/33	888,785

				2,066,819

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991		06/01/42	256,694

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $2,779,768)				$2,846,216

Shares	Dividend Rate			Value

Preferred Stocks(d) – 0.0%

Software – 0.0%
Oracle Corp.
5,506	6.500%			$247,825

(Cost $275,300)

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(e) –0.2%

U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$1,127,919

(Cost $1,190,206)

Shares	Description	Value

Exchange Traded Funds(f) –0.3%
40,640	Goldman Sachs Corporate Bond ETF	$2,042,160

(Cost $2,074,241)

Shares	Dividend Rate	Value

Investment Company(f) –2.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
16,308,335	3.553%	$16,308,335

(Cost $16,308,335)

TOTAL INVESTMENTS – 94.9% (Cost $657,371,338)		$648,926,750

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.1%		34,586,825

NET ASSETS – 100.0%		$683,513,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(d)	Security is currently in default and/or non-income producing.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	718,602	EUR	609,835	05/22/26	$11,973
Westpac Banking Corp.	USD	1,954,555	EUR	1,652,771	05/22/26	39,455

TOTAL						$51,428

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	187	06/30/26	$38,792,273	$ (263,106)
20 Year U.S. Treasury Bonds	507	06/18/26	57,734,625	(1,666,976)
5 Year U.S. Treasury Notes	125	06/30/26	13,522,461	37,631
Ultra Long U.S. Treasury Bonds	527	06/18/26	61,428,438	(1,889,819)

Total				$(3,782,270)

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(8)	06/18/26	$ (888,375)	$ (1,250)
Ultra 10-Year U.S. Treasury Notes	(161)	06/18/26	(18,276,016)	356,647

Total				$ 355,397

TOTAL FUTURES CONTRACTS				$(3,426,873)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$6,130	$35,546	$1,970	$33,576
3.174(b)	12M SOFR(b)	08/31/27		2,050	9,680	(234)	9,914
3.175(c)	12M SOFR(c)	03/15/28		17,460	120,705	7,290	113,415
2.500(d)	12M CDOR(d)	06/17/28	CAD	1,710	7,319	851	6,468
3.298(c)	12M SOFR(c)	08/31/30		$13,520	153,028	71,723	81,305
12M SOFR(c)	3.379%(c)	08/31/31		8,770	(99,595)	(22,292)	(77,303)
12M SOFR(c)	3.469(c)	08/31/31		3,160	(23,152)	(6,581)	(16,571)
3.407(c)	12M SOFR(c)	01/31/33		11,440	200,314	1,609	198,705
2.750(c)	6M EURO(d)	06/17/36	EUR	910	30,555	(56)	30,611
3.805(c)	12M SOFR(c)	08/31/36		$4,880	35,461	(60,029)	95,490
3.829(c)	12M SOFR(c)	08/31/36		1,860	9,984	2	9,982

TOTAL					$479,845	$(5,747)	$485,592

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.290%	06/20/26	$2,375	$4,545	$1,931	$2,614
CDX.NA.IG Ind 43	1.000	0.482	12/20/29	129,924	2,379,661	2,041,418	338,243
CDX.NA.IG Ind 44	1.000	0.538	06/20/30	21,718	397,149	162,737	234,412
CDX.NA.IG Ind 45	1.000	0.588	12/20/30	360,138	6,492,472	7,417,395	(924,923)
Oracle Corp., 3.250%, 11/15/27	1.000	1.761	12/20/30	3,475	(109,134)	(36,246)	(72,888)
Republic of Chile, 3.240%, 2/06/28	1.000	0.632	06/20/31	2,630	46,662	53,834	(7,172)
Republic of Indonesia, 2.150%, 07/28/31	1.000	1.020	06/20/31	2,700	(1,593)	(6,194)	4,601

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Peru, 8.750%, 11/21/33	1.000%	0.871%	06/20/31	$2,680	$17,153	$22,992	$ (5,839)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.911	06/20/31	2,690	12,123	9,071	3,052

TOTAL					$9,239,038	$9,666,938	$(427,900)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD —Canadian Dollar
EUR —Euro
USD —U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
GO	—General Obligation
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	—CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	—CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
EURO	—Euro Offered Rate
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 87.0%

Advertising – 1.5%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$146,000	7.875%		04/01/30	$152,979
25,000	7.125		02/15/31	26,203
27,000	7.500		03/15/33	28,600
Neptune Bidco U.S., Inc.(a)(b) (B-/B3)
105,000	9.290		04/15/29	105,389
60,000	10.375		05/15/31	60,678
110,000	9.500		02/15/33	107,143
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B1)
108,000	4.625		03/15/30	104,224
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
10,000	7.375		02/15/31	10,433

				595,649

Aerospace & Defense – 0.7%
Moog, Inc.(a)(b) (BB/Ba2)
30,000	5.500		10/15/34	30,118
TransDigm, Inc.(a) (B/B3)
188,000	4.625		01/15/29	184,678
20,000	6.750	(b)	01/31/34	20,268
30,000	6.125	(b)	07/31/34	29,554

				264,618

Airlines – 0.9%
OneSky Flight LLC(a)(b) (B+/B3)
102,000	8.875		12/15/29	105,186
United Airlines Holdings, Inc.(a) (BB+/Ba2)
158,000	4.875		03/01/29	155,028
74,000	5.375		03/01/31	72,474

				332,688

Automotive – 2.1%
Allison Transmission, Inc.(a)(b) (NR/Ba2)
299,000	3.750		01/30/31	278,318
American Axle & Manufacturing, Inc.(a)(b) (BB/Ba2)
65,000	6.375		10/15/32	64,317
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B2)
47,000	6.750		02/15/30	47,877
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)(b) (BB-/Ba2)
25,000	6.125		04/15/31	24,718
60,000	6.375		04/15/34	58,303
Nissan Motor Acceptance Co. LLC(a)(b) (NR/Ba2)
55,000	6.125		09/30/30	52,899
Phinia, Inc.(a)(b) (BB/Ba2)
56,000	6.625		10/15/32	56,740
Phinia, Inc.(a)(b) (BB+/Baa3)
144,000	6.750		04/15/29	146,988
Qnity Electronics, Inc.(a)(b) (BB/B1)
25,000	6.250		08/15/33	25,364
Qnity Electronics, Inc.(a)(b) (BB+/Ba1)
55,000	5.750		08/15/32	55,069

				810,593

Banks(a) –0.6%
Freedom Mortgage Corp.(b) (B/B2)
159,000	6.625		01/15/27	158,668

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks(a) – (continued)
JPMorgan Chase & Co.(c) (BBB/Baa1) (5 yr. CMT + 2.152%)
$88,000	6.500%	04/01/30	$90,264

			248,932

Building Materials – 2.1%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
254,000	4.250	02/01/32	234,246
55,000	6.750	05/15/35	55,033
Quikrete Holdings, Inc.(a)(b) (B+/B2)
33,000	6.750	03/01/33	33,520
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
131,000	6.375	03/01/32	133,151
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
109,000	8.875	11/15/31	111,485
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
136,000	6.500	08/15/32	136,676
Standard Industries, Inc.(a)(b) (BB+/Ba3)
108,000	4.375	07/15/30	101,968

			806,079

Chemicals – 2.1%
Avient Corp.(a)(b) (BB-/Ba3)
114,000	7.125	08/01/30	115,667
56,000	6.250	11/01/31	56,378
Celanese U.S. Holdings LLC(a) (BB/Ba2)
155,000	7.200	11/15/33	165,528
45,000	7.375	02/15/34	46,162
Ingevity Corp.(a)(b) (NR/Ba3)
170,000	3.875	11/01/28	163,030
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
25,000	5.625	09/30/33	24,651
WR Grace Holdings LLC(a)(b) (B-/B2)
245,000	6.625	08/15/32	238,748

			810,164

Commercial Services – 3.7%
APi Group DE, Inc.(a)(b) (B+/B1)
481,000	4.125	07/15/29	458,364
31,000	4.750	10/15/29	30,025
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B/B1)
50,000	8.375	06/15/32	49,800
Block, Inc.(a)(b) (BB+/Ba1)
118,000	6.000	08/15/33	116,071
CompoSecure Holdings LLC(a)(b) (B+/B1)
105,000	5.625	02/01/33	102,659
Garda World Security Corp.(a)(b) (B/B1)
94,000	7.750	02/15/28	95,739
120,000	6.500	01/15/31	121,840
Graham Holdings Co.(a)(b) (BB/Ba1)
145,000	5.625	12/01/33	141,772
Hertz Corp.(a)(b) (B-/Ba3)
88,000	12.625	07/15/29	77,199
NESCO Holdings II, Inc.(a)(b) (B/B3)
56,000	5.500	04/15/29	54,800
Service Corp. International(a) (BB/Ba3)
49,000	5.750	10/15/32	48,944
United Rentals North America, Inc.(a)(b) (BB+/Ba2)
115,000	5.375	11/15/33	112,026

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
Williams Scotsman, Inc.(a)(b) (BB-/B2)
$28,000	6.625%	04/15/30	$28,379

			1,437,618

Computers(a)(b) –0.9%
Ahead DB Holdings LLC (CCC+/Caa1)
54,000	6.625	05/01/28	52,842
CACI International, Inc. (BB-/Ba2)
65,000	6.375	06/15/33	66,114
Diebold Nixdorf, Inc. (B+/B1)
108,000	7.750	03/31/30	112,485
Seagate Data Storage Technology Pte. Ltd. (BB+/Ba3)
45,000	5.875	07/15/30	45,764
Virtusa Corp. (B-/Caa1)
80,000	7.125	12/15/28	62,526

			339,731

Distribution & Wholesale(a)(b) –0.3%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
110,000	3.875	11/15/29	104,290

Diversified Financial Services – 3.4%
Coinbase Global, Inc.(a)(b) (BB-/Ba2)
117,000	3.375	10/01/28	109,570
Credit Acceptance Corp.(a)(b) (BB/Ba3)
52,000	6.625	03/15/30	50,706
Focus Financial Partners LLC(a)(b) (B/B2)
94,000	6.750	09/15/31	93,508
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
18,000	9.250	02/01/29	18,252
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
103,000	6.125	11/01/32	102,044
65,000	6.750	05/01/33	65,976
OneMain Finance Corp.(a) (BB/Ba2)
85,000	6.125	05/15/30	83,066
Osaic Holdings, Inc.(a)(b) (B/B1)
35,000	6.750	08/01/32	34,959
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
80,000	6.875	02/15/33	76,626
50,000	6.750	02/15/34	46,827
Rocket Cos., Inc.(a)(b) (BB/Ba1)
55,000	6.125	08/01/30	55,540
100,000	6.375	08/01/33	101,044
Stonex Escrow Issuer LLC(a)(b) (BB-/Ba3)
50,000	6.875	07/15/32	50,656
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
158,000	5.500	04/15/29	147,871
UWM Holdings LLC(a)(b) (NR/Ba3)
80,000	6.625	02/01/30	75,446
109,000	6.250	03/15/31	99,270
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
84,000	7.500	06/15/31	86,375

			1,297,736

Electrical – 0.9%
Lightning Power LLC(a)(b) (BBB-/Ba3)
56,000	7.250	08/15/32	58,339

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
NRG Energy, Inc.(a)(b) (BB/Ba2)
$86,000	5.750%	07/15/29	$85,868
76,000	3.625	02/15/31	70,189
55,000	6.000	01/15/36	54,497
Talen Energy Supply LLC(a)(b) (B/B2)
35,000	6.250	02/01/34	34,762
35,000	6.500	02/01/36	35,275

			338,930

Electrical Components & Equipment – 1.5%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
254,000	7.250	06/15/28	255,442
18,000	6.375	03/15/29	18,322
75,000	5.250	04/15/31	74,527
107,000	6.625	03/15/32	109,442
105,000	5.500	04/15/34	103,492

			561,225

Electronics(a)(b) –0.7%
Atkore, Inc. (BB+/Ba2)
300,000	4.250	06/01/31	281,544

Engineering & Construction – 2.0%
AECOM(a)(b) (BB/Ba2)
165,000	6.000	08/01/33	164,858
Arcosa, Inc.(a)(b) (B+/Ba3)
52,000	6.875	08/15/32	53,335
Global Infrastructure Solutions, Inc.(a)(b) (BB/Ba3)
293,000	5.625	06/01/29	287,404
159,000	7.500	04/15/32	166,177
Weekley Homes LLC/Weekley Finance Corp.(a)(b) (BB-/Ba2)
115,000	6.750	01/15/34	110,233

			782,007

Entertainment – 1.9%
Boyne USA, Inc.(a)(b) (B/B1)
252,000	4.750	05/15/29	244,702
Cinemark USA, Inc.(a)(b) (BB/B2)
247,000	5.250	07/15/28	245,286
47,000	7.000	08/01/32	48,275
Discovery Global Holdings, Inc.(a) (BB/Ba2)
259,000	5.050	03/15/42	172,789
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
33,000	6.625	02/01/33	32,858

			743,910

Environmental(a)(b) –1.0%
GFL Environmental Holdings U.S., Inc. (BB/Ba3)
90,000	5.500	02/01/34	88,312
Madison IAQ LLC (CCC+/Caa1)
255,000	5.875	06/30/29	250,509
Waste Pro USA, Inc. (B-/Caa1)
33,000	7.000	02/01/33	33,460

			372,281

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc.(a)(b) (BB+/Ba2)
130,000	5.625	03/31/32	127,919

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b) (BB+/Ba2)
$103,000	6.250%	03/15/33	$103,886
Performance Food Group, Inc.(a)(b) (BB/B1)
87,000	4.250	08/01/29	83,644
140,000	5.625	03/01/34	135,327
Post Holdings, Inc.(a)(b) (B+/B2)
142,000	6.375	03/01/33	140,099
Post Holdings, Inc.(a)(b) (BB/Ba1)
56,000	6.250	02/15/32	56,678
U.S. Foods, Inc.(a)(b) (BB+/Ba2)
93,000	4.625	06/01/30	90,591

			738,144

Healthcare Providers & Services(a)(b) –1.3%
DaVita, Inc. (BB-/Ba3)
109,000	6.875	09/01/32	111,823
Global Medical Response, Inc. (B/B2)
73,000	7.375	10/01/32	75,800
Medline Borrower LP (BBB-/Ba1)
95,000	3.875	04/01/29	91,942
Molina Healthcare, Inc. (BB/Ba2)
65,000	6.500	02/15/31	63,995
Select Medical Corp. (B-/B3)
136,000	6.250	12/01/32	129,268
Team Health Holdings, Inc. (B-/Caa1)
31,000	8.375	06/30/28	30,708

			503,536

Home Builders – 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
160,000	4.875	02/15/30	147,450
Century Communities, Inc.(a)(b) (BB/Ba2)
224,000	3.875	08/15/29	210,258
Forestar Group, Inc.(a)(b) (BB-/Ba3)
155,000	6.500	03/15/33	153,420
K Hovnanian Enterprises, Inc.(a)(b) (BB-/B3)
18,000	8.000	04/01/31	17,849
23,000	8.375	10/01/33	22,742
KB Home(a) (BB+/Ba1)
91,000	7.250	07/15/30	92,852

			644,571

Housewares – 0.7%
Newell Brands, Inc.(a) (B+/B2)
18,000	6.375	05/15/30	17,333
28,000	6.625	05/15/32	26,766
Scotts Miracle-Gro Co.(a) (B-/B2)
257,000	4.375	02/01/32	239,069

			283,168

Insurance(a)(b) –3.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
35,000	6.750	07/01/32	33,646

Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
363,000	6.000	08/01/29	340,919

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance(a)(b) – (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
$163,000	6.750%	04/15/28	$163,856
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
133,000	7.875	11/01/29	120,204
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (CCC+/Caa1)
200,000	8.125	02/15/32	187,576
HUB International Ltd. (B/Caa1)
145,000	7.375	01/31/32	147,907
Panther Escrow Issuer LLC (B/B2)
158,000	7.125	06/01/31	158,251
Ryan Specialty LLC (BB-/Ba3)
75,000	5.875	08/01/32	74,219
USI, Inc. (CCC+/Caa1)
52,000	7.500	01/15/32	53,106

			1,279,684

Internet – 3.1%
ANGI Group LLC(a)(b) (B/B2)
331,000	3.875	08/15/28	295,692
Gen Digital, Inc.(a)(b) (BB-/B1)
168,000	7.125	09/30/30	169,611
47,000	6.250	04/01/33	45,748
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b) (BB-/Ba3)
125,000	3.500	03/01/29	116,392
Match Group Holdings II LLC(a)(b) (BB/Ba2)
142,000	4.625	06/01/28	138,884
123,000	4.125	08/01/30	114,202
Meta Platforms, Inc.(a) (AA-/Aa3)
110,000	5.625	11/15/55	103,037
Snap, Inc.(a)(b) (B+/B1)
131,000	6.875	03/01/33	123,997
82,000	6.875	03/15/34	77,096

			1,184,659

Investment Companies(a)(b) –0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
115,000	10.000	11/15/29	113,145

Iron/Steel – 0.5%
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
56,000	6.875	11/01/29	56,000
80,000	7.375	05/01/33	78,290
Mineral Resources Ltd.(a)(b) (NR/Ba3)
50,000	7.000	04/01/31	51,044

			185,334

Leisure Time – 2.7%
Carnival Corp.(a)(b) (BB+/Ba3)
305,000	5.875	06/15/31	308,715
155,000	5.750	08/01/32	155,030
108,000	6.125	02/15/33	109,009
MajorDrive Holdings IV LLC(a)(b) (CCC-/Caa3)
147,000	6.375	06/01/29	108,318

Royal Caribbean Cruises Ltd.(a)(b) (BBB/Baa2)
87,000	6.250	03/15/32	88,980

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time – (continued)
Viking Cruises Ltd.(a)(b) (BB+/Ba3)
$47,000	7.000%	02/15/29	$47,059
90,000	5.875	10/15/33	89,021
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BBB-/Baa3)
53,000	5.625	02/15/29	52,891
VOC Escrow Ltd.(a)(b) (BBB-/Baa3)
77,000	5.000	02/15/28	76,711

			1,035,734

Lodging – 2.5%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	201,068
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B3)
190,000	5.000	06/01/29	180,597
199,000	4.875	07/01/31	179,801
Travel & Leisure Co.(a)(b) (BB-/Ba3)
257,000	4.500	12/01/29	245,959
Wyndham Hotels & Resorts, Inc.(a)(b) (BB-/Ba2)
170,000	5.625	03/01/33	167,263

			974,688

Machinery - Construction & Mining(a)(b) – 0.1%
Terex Corp. (BB/Ba3)
47,000	6.250	10/15/32	47,318

Machinery-Diversified – 0.3%
Esab Corp.(a)(b) (BB+/Ba1)
80,000	6.250	04/15/29	81,040
40,000	5.625	04/01/31	40,278

			121,318

Media – 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
211,000	4.250	02/01/31	191,961
155,000	7.000	02/01/33	155,670
588,000	4.250	01/15/34	503,058
175,000	7.375	02/01/36	174,123
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (B+/B1)
190,000	10.000	02/15/31	193,982
DISH Network Corp.(a)(b) (B/Caa1)
97,000	11.750	11/15/27	99,931
GCI LLC(a)(b) (BB-/B3)
293,000	4.750	10/15/28	283,612
Gray Media, Inc.(a)(b) (B+/Ba3)
107,000	10.500	07/15/29	113,882
61,000	7.250	08/15/33	61,446
McGraw-Hill Education, Inc.(a)(b) (BB-/B1)
163,000	7.375	09/01/31	166,491
Midcontinent Communications(a)(b) (B+/B3)
158,000	8.000	08/15/32	147,341
Nexstar Media, Inc.(a)(b) (BB-/B2)
55,000	4.750	11/01/28	54,060
125,000	7.250	04/15/34	125,273

Nexstar Media, Inc.(a)(b) (BBB-/Ba2)
225,000	6.500	09/15/33	226,742

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Sinclair Television Group, Inc.(a)(b) (B+/B3)
$211,000	8.125%	02/15/33	$215,045
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
157,000	4.125	07/01/30	147,436
Univision Communications, Inc.(a)(b) (B+/B2)
60,000	9.375	08/01/32	61,873

			2,921,926

Metal Fabricate & Hardware(a)(b) –0.6%
Advanced Drainage Systems, Inc. (BB-/Ba2)
45,000	5.375	03/01/34	43,888
Roller Bearing Co. of America, Inc. (BB/Ba3)
203,000	4.375	10/15/29	197,072

			240,960

Miscellaneous Manufacturing – 0.3%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
28,000	6.375	03/15/33	28,168
Axon Enterprise, Inc.(a)(b) (BB+/Ba2)
47,000	6.125	03/15/30	47,965
47,000	6.250	03/15/33	47,971

			124,104

Oil Field Services – 10.5%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
222,000	6.250	04/01/28	222,000
75,000	6.625	09/01/32	76,478
Archrock Services LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
35,000	6.000	02/01/34	34,669
California Resources Corp.(a)(b) (BB-/B1)
55,000	7.000	01/15/34	55,333
Chord Energy Corp.(a)(b) (BB/Ba2)
75,000	6.000	10/01/30	75,797
228,000	6.750	03/15/33	235,456
CNX Resources Corp.(a)(b) (BB/B1)
103,000	7.375	01/15/31	105,817
47,000	7.250	03/01/32	48,296
90,000	5.875	03/01/34	87,603
Crescent Energy Finance LLC(a)(b) (BB-/B1)
286,000	7.625	04/01/32	290,024
128,000	7.375	01/15/33	128,032
DBR Land Holdings LLC(a)(b) (BB-/B1)
60,000	6.250	12/01/30	60,782
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
158,000	6.750	09/01/29	161,678
Kodiak Gas Services LLC(a)(b) (BB-/B1)
203,000	7.250	02/15/29	210,357
65,000	5.875	04/01/31	65,274
25,000	6.500	10/01/33	25,214
30,000	6.750	10/01/35	30,472
Matador Resources Co.(a)(b) (BB-/B1)
61,000	6.500	04/15/32	61,649
82,000	6.250	04/15/33	82,025
80,000	6.000	04/15/34	79,448
Noble Finance II LLC(a)(b) (BB-/B1)
243,000	8.000	04/15/30	250,788

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
$35,000	7.875%	10/15/33	$36,239
Permian Resources Operating LLC(a)(b) (BBB-/Ba2)
94,000	5.875	07/01/29	94,126
143,000	7.000	01/15/32	148,388
33,000	6.250	02/01/33	33,604
SESI LLC(a)(b) (B+/B2)
20,000	7.875	09/30/30	20,394
SM Energy Co.(a)(b) (BB/B1)
56,000	6.750	08/01/29	56,883
90,000	6.625	04/15/34	89,951
Sunoco LP(a)(b) (BB+/Ba1)
89,000	7.000	05/01/29	91,296
50,000	5.375	07/15/31	49,596
47,000	6.250	07/01/33	47,281
80,000	5.625	07/15/34	78,750
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
255,000	4.500	04/30/30	246,608
Tidewater, Inc.(a)(b) (BB-/B3)
100,000	9.125	07/15/30	106,757
Transocean International Ltd.(a)(b) (B-/B3)
30,000	7.875	10/15/32	31,883
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
253,000	7.125	03/15/29	258,910
WBI Operating LLC(a)(b) (BB-/B1)
65,000	6.250	10/15/30	65,248
55,000	6.500	10/15/33	54,597
Weatherford International Ltd.(a)(b) (BB/Ba3)
55,000	6.750	10/15/33	56,047
Western Midstream Operating LP(a)(b) (BBB-/Baa3)
65,000	7.250	04/01/30	68,390

			4,022,140

Packaging(a) –0.2%
Crown Americas LLC (BB+/Ba2)
65,000	5.875	06/01/33	65,040

Pharmaceuticals – 1.3%
1261229 BC Ltd.(a)(b) (B/Caa1)
220,000	10.000	04/15/32	223,923
AdaptHealth LLC(a)(b) (BB-/Ba3)
143,000	6.125	08/01/28	142,777
45,000	4.625	08/01/29	42,924
55,000	5.125	03/01/30	52,730
Amneal Pharmaceuticals LLC(a)(b) (B+/B1)
27,000	6.875	08/01/32	27,803

			490,157

Pipelines – 7.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba2)
136,000	5.375	06/15/29	135,568
37,000	5.750	10/15/33	36,619
65,000	5.750	07/01/34	64,043
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
56,000	7.000	07/15/29	57,787

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Buckeye Partners LP(a)(b) (BB/Ba3)
$89,000	6.875%	07/01/29	$91,531
47,000	6.750	02/01/30	48,461
CNX Midstream Partners LP(a)(b) (BB/B1)
54,000	4.750	04/15/30	51,460
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500	12/15/33	262,792
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
51,000	8.625	03/15/29	52,786
130,000	7.375	06/30/33	130,994
Excelerate Energy LP(a)(b) (BB+/NR)
4,000	8.000	05/15/30	4,188
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B2)
80,000	7.875	05/15/32	82,378
89,000	8.000	05/15/33	92,028
60,000	6.750	03/15/34	59,746
Global Partners LP/GLP Finance Corp.(a)(b) (B+/B1)
75,000	8.250	01/15/32	77,690
Hess Midstream Operations LP(a)(b) (BBB-/Ba1)
37,000	6.500	06/01/29	37,809
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
80,000	7.375	07/15/32	82,751
65,000	6.625	01/15/34	65,130
Kinetik Holdings LP(a)(b) (BB+/Ba1)
331,000	5.875	06/15/30	332,076
Prairie Acquiror LP(a)(b) (B-/B3)
37,000	9.000	08/01/29	38,257
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
33,000	6.750	03/15/33	33,951
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
75,000	7.375	02/15/29	77,086
169,000	6.000	12/31/30	167,885
159,000	6.000	09/01/31	156,615
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
61,000	8.500	06/15/30	61,843
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
115,000	4.125	08/15/31	106,957
110,000	3.875	11/01/33	97,512
Venture Global Plaquemines LNG LLC(a)(b) (BB+/Ba2)
50,000	6.125	12/15/30	51,434
50,000	6.500	01/15/34	52,129
50,000	6.500	06/15/34	52,025
199,000	6.750	01/15/36	210,564

			2,872,095

Real Estate Investment Trust(a)(b) –0.6%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
117,000	5.000	07/15/32	110,346
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (B/B2)
141,000	4.750	04/15/28	140,268

			250,614

Retailing – 6.7%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
198,000	4.375	01/15/28	195,337

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
	$312,000	4.000%		10/15/30	$293,121
Asbury Automotive Group, Inc.(a) (BB/B1)
	77,000	4.625	(b)	11/15/29	74,388
	147,000	4.750		03/01/30	141,671
	31,000	5.000	(b)	02/15/32	29,380
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
	47,000	8.000		05/15/32	48,679
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	23,000	6.375		01/15/30	23,204
Ken Garff Automotive LLC(a)(b) (BB/B1)
	101,000	4.875		09/15/28	99,339
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	312,000	4.875		05/01/29	304,022
	47,000	8.250		08/01/31	48,770
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	175,000	3.875		06/01/29	166,749
	197,000	4.375		01/15/31	184,751
Michaels Cos., Inc.(a)(b) (B-/B2)
	105,000	8.500		03/15/33	102,248
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	198,000	3.750		02/15/31	183,752
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	109,000	3.750		06/15/29	103,710
QXO Building Products, Inc.(a)(b) (BB/Ba3)
	162,000	6.750		04/30/32	165,264
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	176,000	4.625		11/15/29	170,586
	73,000	4.875		11/15/31	69,182
Staples, Inc.(a)(b) (B-/B3)
	55,000	10.750		09/01/29	51,082
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	120,000	6.500		12/15/35	116,665

					2,571,900

Semiconductors(a)(b) – 0.4%
Amkor Technology, Inc. (BB/Ba3)
	28,000	5.875		10/01/33	27,886
MKS, Inc. (BB-/Ba2)
EUR	101,000	4.250		02/15/34	111,527

					139,413

Software – 1.2%
Fair Isaac Corp.(a)(b) (BB+/Ba1)
	$115,000	6.000		05/15/33	112,832
	100,000	6.250		09/15/34	98,271
OAK-Eagle Acquireco, Inc.(a)(b) (B/B3)
	15,000	8.750		07/01/34	15,687
OAK-Eagle Acquireco, Inc.(a)(b) (BB/Ba3)
	20,000	7.250		07/01/33	20,713
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
	257,000	3.875		02/01/29	213,742

					461,245

Telecommunication Services(a) – 4.2%
APLD ComputeCo LLC(b) (BB-/NR)
	187,000	9.250		12/15/30	192,685

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services(a) – (continued)
Black Pearl Compute LLC(b) (NR/Ba2)
$140,000	6.125%	02/15/31	$142,563
Cipher Compute LLC(b) (NR/Ba3)
188,000	7.125	11/15/30	194,834
EchoStar Corp. (B/Caa1)
231,000	10.750	11/30/29	249,480
Level 3 Financing, Inc.(b) (B-/B3)
45,000	8.500	01/15/36	46,943
Level 3 Financing, Inc.(b) (B+/Ba3)
145,000	7.000	03/31/34	148,460
SV RNO Property Owner 1 LLC(b) (NR/Ba1)
145,000	5.875	03/01/31	143,691
Uniti Services LLC(b) (B/B2)
100,000	7.500	10/15/33	103,932
Windstream Services LLC/Windstream Escrow Finance Corp.(b) (NR/B2)
89,000	8.250	10/01/31	93,222
WULF Compute LLC(b) (BB/Ba2)
187,000	7.750	10/15/30	197,606
Zayo Group Holdings, Inc.(b)(d) (B-/B3) (PIK 0.500%, Cash 8.750%)
100,000	9.250	03/09/30	99,350

			1,612,766

Transportation(a)(b) –1.2%
Beacon Mobility Corp. (B/B1)
65,000	7.250	08/01/30	67,098
Rand Parent LLC (BB-/Ba1)
114,000	8.500	02/15/30	117,291
XPO, Inc. (B+/Ba3)
267,000	7.125	02/01/32	275,499

			459,888

TOTAL CORPORATE OBLIGATIONS (Cost $33,665,846)			$33,471,542

Bank Loans(e) – 7.6%

Aerospace & Defense – 0.5%
Propulsion BC Finco SARL (B/B2)(3 mo. USD Term SOFR + 2.500%)
$179,824	6.200%	12/01/32 $	179,792

Airlines(f) – 0.3%
OneSky Flight LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
125,000	6.428	02/17/33	124,531

Automotive – 0.0%
First Brands Group LLC (NR/NR)(3 mo. USD Term SOFR + 7.000%)
2,874	10.676	06/29/26	5

Building & Construction – 0.8%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR +
2.750%)
98,503	6.418	07/30/31	98,287
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR +
3.000%)
49,501	6.667	10/17/31	49,419

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)

Building & Construction – (continued)
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.250%)
	$141,619	6.918%	07/09/32	$141,442

				289,148

Building Materials – 0.4%
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.250%)
	93,739	6.950	12/22/31	93,738
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.500%)
	50,000	10.200	12/22/32	50,219

				143,957

Capital Goods - Others – 0.8%
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.500%)
EUR	70,769	5.627	11/26/32	81,475
(3 mo. USD Term SOFR + 3.250%)
	$69,498	6.950	11/26/32	69,689
Terex Corp. (BBB-/Baa3)(1 mo. USD Term SOFR + 1.750%)
	173,253	5.418	10/08/31	173,362

				324,526

Commercial Services – 0.7%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
	80,103	7.171	12/29/31	76,298
Holding Socotec (B/B2)(3 mo. EUR EURIBOR + 3.000%)
EUR	75,000	5.127	06/02/31	86,472
Holding Socotec (NR/B2)(3 mo. USD Term SOFR + 2.750%)
	$99,000	6.380	06/02/31	98,815

				261,585

Distributors – 0.3%
AL GCX Fund VIII Holdings LLC (BB/Ba3)(1 mo. USD Term SOFR + 2.000%)
	98,507	5.673	01/30/32	98,291

Diversified Financial Services – 0.5%
Deep Blue Operating I LLC (BB-/Ba3)(1 mo. USD Term SOFR + 2.750%)
	150,000	6.421	10/01/32	150,375
FNZ Group Services Ltd. (B-/B3)(3 mo. USD Term SOFR + 5.000%)
	49,500	8.663	11/05/31	38,966

				189,341

Electrical – 0.4%
Kohler Energy Co. LLC (B/B1)(3 mo. USD Term SOFR + 3.000%)
	137,392	6.700	05/01/31	137,049

Entertainment – 0.3%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
	123,442	8.171	12/02/31	122,034

Food & Beverages – 0.2%
Sazerac Co., Inc. (BB-/Ba3)(1 mo. USD Term SOFR + 2.000%)
	74,813	5.670	07/09/32	74,708

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)

Internet – 0.1%
Plano HoldCo, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
$66,276	7.200%	10/02/31	$53,021

Machinery – 0.7%
Apex Tool Group LLC (B-/B3)(1 mo. USD Term SOFR + 7.000%)
1,097	10.668	04/08/30	1,070
Apex Tool Group LLC (CC/Caa3)(1 mo. USD Term SOFR + 10.000%)
18,127	13.668	04/08/30	11,828
Apex Tool Group LLC (CCC-/Ca)(f)(1 mo. USD Term SOFR + 6.000%)
61,566	9.668	04/08/31	23,395
Apex Tool Group LLC (CCC+/Caa2)(1 mo. USD Term SOFR + 5.250%)
27,343	8.918	04/08/30	23,241
Apex Tool Group LLC (NR/Ca)(f)(1 mo. USD Term SOFR + 6.000%)
2,094	9.668	04/08/31	796
TK Elevator Midco GmbH (B/B2)(6 mo. USD Term SOFR + 2.750%)
200,904	6.377	04/30/30	201,225

			261,555

Media - Non Cable – 0.1%
EW Scripps Co. (B/B2)(1 mo. USD Term SOFR + 5.750%)
53,653	9.540	06/30/28	53,888

Midstream – 0.1%
Prairie ECI Acquiror LP (B-/B3)(1 mo. USD Term SOFR + 3.250%)
24,627	6.918	08/01/29	24,645

Packaging – 0.3%
Clydesdale Acquisition Holdings, Inc. (B+/B2)(1 mo. USD Term SOFR + 3.175%)
118,809	6.843	04/13/29	113,070

Retailers – 0.7%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.250%)
141,824	6.918	12/11/30	139,520
Harbor Freight Tools USA, Inc. (BB-/B2)(1 mo. USD Term SOFR + 2.250%)
147,750	5.918	06/11/31	146,048

			285,568

Technology – 0.4%
Pitney Bowes, Inc. (BB/Ba2)(3 mo. USD Term SOFR + 3.750%)
148,472	7.450	03/19/32	147,235

Technology - Software – 0.0%
Virtusa Corp. (B+/B1)(1 mo. USD Term SOFR + 3.250%)
20,983	6.918	02/15/29	18,806

Wireless Telecommunication Services – 0.0%
Zayo Group Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR +
3.000%)
168	6.782	03/11/30	165

TOTAL BANK LOANS (Cost $2,981,053)			$2,902,920

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Shares	Dividend Rate	Value

Preferred Stocks(g) –0.1%

Software – 0.1%
Oracle Corp.
703	6.500%	$31,642

(Cost $34,634)

Shares	Description	Value

Common Stocks(g) –0.0%

Machinery(f) –0.0%
546	Apex Tool Group LLC Class A	$0

Oil, Gas & Consumable Fuels – 0.0%
38,064	Prairie Provident Resources, Inc.	9,086

TOTAL COMMON STOCKS (Cost $2,946,391)		$9,086

Shares	Dividend Rate	Value

Investment Company(h) –3.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,224,406	3.553%	$1,224,406

(Cost $1,224,406)

TOTAL INVESTMENTS – 97.9% (Cost $40,852,330)		$37,639,596

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		$822,972

NET ASSETS – 100.0%		$38,462,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(d)	Pay-in-kind securities.

(e)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on March 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from S&P’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	292,850	EUR	247,382	05/22/26	$6,203

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued) March 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	38	06/30/26	$7,882,922	$ (34,282)

Short position contracts:
10 Year U.S. Treasury Notes	(42)	06/18/26	(4,663,969)	61,862
20 Year U.S. Treasury Bonds	(1)	06/18/26	(113,875)	3,748
5 Year U.S. Treasury Notes	(14)	06/30/26	(1,514,516)	20,738
Ultra 10-Year U.S. Treasury Notes	(9)	06/18/26	(1,021,641)	21,385
Ultra Long U.S. Treasury Bonds	(1)	06/18/26	(116,562)	3,999

Total				$ 111,732

TOTAL FUTURES CONTRACTS				$ 77,450

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities March 31, 2026

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Assets:

Investments in unaffiliated issuers, at value (cost $19,030,492, $400,735,435 and $2,410,983,495, respectively)(a)	$19,571,767	$408,215,527	$2,375,982,587
Investments in affiliated issuers, at value (cost $135,035, $17,337,992 and $40,280,689, respectively)	135,035	17,337,992	40,280,689
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	65,412,269
Purchased options, at value (premium paid $0, $1,211,535 and $0, respectively)	—	1,357,171	—
Cash	301,448	6,385,739	39,515,964
Foreign currencies, at value (cost $19,623, $385,755 and $411,392, respectively)	35,619	251,875	413,081
Unrealized gain on forward foreign currency exchange contracts	5,591	1,207,470	1,596,508
Variation margin on futures contracts	1,921	105,390	—
Variation margin on swaps contracts	—	53,762	2,282,027
Receivables:
Interest and dividends	338,819	5,892,444	38,569,721
Collateral on certain derivative contracts(b)	56,607	2,610,020	23,247,536
Foreign tax reclaims	30,825	10,099	1,460
Fund shares sold	1,307	204,981	504,942
Investments sold on an extended-settlement basis	—	—	1,236,862
Investments sold	—	13,681	17,191,206
Due from broker	—	145,618	—
Other assets	40,335	54,513	84,358

Total assets	20,519,274	443,846,282	2,606,319,210

Liabilities:

Variation margin on swaps contracts	385	—	—
Unrealized loss on forward foreign currency exchange contracts	—	1,200,011	69,701
Variation margin on futures contracts	—	—	493,385
Written option contracts, at value (premium received $0, $1,048,107 and $0, respectively)	—	1,221,130	—
Unrealized loss on unfunded loan commitment	—	—	58
Payables:
Professional fees	132,684	141,838	115,541
Custody fees	131,467	168,083	107,784
Management fees	34,043	177,554	707,766
Due to broker	33,942	—	—
Fund shares redeemed	27,155	572,533	4,345,531
Distribution and Service fees and Transfer Agency fees	1,602	11,305	46,465
Income distributions	766	215,202	37,898
Investments purchased	296	58,576	19,746,430
Investments purchased on an extended-settlement basis	—	—	5,475,000
Due to broker — upfront payment	—4,024		—
Payable upon return of securities loaned	—	—	65,412,269
Accrued expenses	26,084	26,195	103,889

Total liabilities	388,424	3,796,451	96,661,717

Net Assets:

Paid-in capital	175,251,007	886,635,242	3,182,383,644
Total distributable loss	(155,120,157)	(446,585,411)	(672,726,151)

NET ASSETS	$20,130,850	$440,049,831	$2,509,657,493
Net Assets:
Class A	$3,012,199	$23,686,978	$75,978,586
Class C	1,867,150	1,876,655	3,536,796
Institutional	2,019,914	227,328,311	118,789,886
Service	—	—	2,075,309
Investor	1,745,231	50,696,587	6,746,899
Class R6	21,873	95,526,611	26,911,551
Class R	—	—	3,866,799
Class P	11,464,483	40,934,689	2,271,751,667
Total Net Assets	$20,130,850	$440,049,831	$2,509,657,493
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	752,942	2,348,211	13,660,007
Class C	467,847	186,280	635,467
Institutional	506,992	22,526,965	21,312,148
Service	—	—	373,172
Investor	437,156	5,025,562	1,210,771
Class R6	5,486	9,464,269	4,817,057
Class R	—	—	696,029
Class P	2,877,723	4,059,151	407,485,337
Net asset value, offering and redemption price per share:(c)
Class A	4.00	10.09	5.56
Class C	3.99	10.07	5.57
Institutional	3.98	10.09	5.57
Service	—	—	5.56
Investor	3.99	10.09	5.57
Class R6	3.99	10.09	5.59
Class R	—	—	5.56
Class P	3.98	10.08	5.58

(a)	Includes loaned securities having a market value of $0, $0 and $63,980,269, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Emerging Markets Credit Fund	$52,018	$4,589
Emerging Markets Debt Fund	1,123,888	1,486,132
High Yield Fund	3,012,543	20,234,993
(c)

Maximum public offering price per share for Class A Shares of Emerging Markets Credit Fund, Emerging Markets Debt Fund and High Yield Fund is $4.19, $10.57 and $5.82, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) March 31, 2026

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Assets:
Investments in unaffiliated issuers, at value (cost $1,412,280,223, $638,988,762 and $39,627,924, respectively)(a)	$1,354,498,783	$630,576,255	$36,415,190
Investments in affiliated issuers, at value (cost $51,306,572, $18,382,576 and $1,224,406, respectively)	51,306,572	18,350,495	1,224,406
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	21,307,829	—	—
Cash	23,730,605	10,384,641	467,505
Foreign currencies, at value (cost $69,925, $1,144 and $0, respectively)	76,275	1,188	—
Unrealized gain on forward foreign currency exchange contracts	1,033,114	51,428	6,203
Unrealized gain on unfunded loan commitment	563	—	—
Variation margin on futures contracts	—	290,593	—
Variation margin on swaps contracts	850,866	945,884	—
Receivables:
Investments sold	43,614,603	—	246,162
Interest and dividends	9,008,202	7,109,081	549,348
Collateral on certain derivative contracts(b)	7,703,393	19,350,890	152,779
Due from broker	498,524	—	127
Fund shares sold	104,966	178,811	—
Other assets	74,309	49,856	55,515

Total assets	1,513,808,604	687,289,122	39,117,235

Liabilities:
Variation margin on futures contracts	16,015	—	13,056
Payables:
Investments purchased	79,104,615	2,931,439	237,767
Payable upon return of securities loaned	21,307,829	—	—
Fund shares redeemed	3,738,318	519,478	37,903
Due to broker	487,849	—	—
Management fees	356,000	112,015	39,560
Investments purchased on an extended-settlement basis	270,000	—	160,000
Custody fees	253,289	64,876	39,976
Professional fees	159,463	94,879	104,805
Distribution and Service fees and Transfer Agency fees	20,091	11,158	731
Income distributions	—	9,650	268
Accrued expenses	71,021	32,052	20,601

Total liabilities	105,784,490	3,775,547	654,667

Net Assets:
Paid-in capital	2,186,450,114	756,660,202	90,658,249
Total distributable loss	(778,426,000)	(73,146,627)	(52,195,681)

NET ASSETS	$1,408,024,114	$683,513,575	$38,462,568
Net Assets:
Class A	$3,669,821	$6,525,425	$640,681
Class C	1,754,147	—	202,572
Institutional	17,822,534	112,002,379	7,333,569
Separate Account Institutional	—	77,677,516	—
Investor	14,297,930	19,452,803	91,238
Class R6	3,066,323	142,539,683	129,306
Class R	47,249	—	—
Class P	1,367,366,110	325,315,769	30,065,202
Total Net Assets	$1,408,024,114	$683,513,575	$38,462,568
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	437,748	813,273	81,558
Class C	209,090	—	25,824
Institutional	2,126,168	13,955,217	934,810
Separate Account Institutional	—	9,676,282	—
Investor	1,699,894	2,424,132	11,618
Class R6	365,267	17,751,532	16,513
Class R	5,632	—	—
Class P	162,733,743	40,548,013	3,836,906
Net asset value, offering and redemption price per share:(c)
Class A	8.38	8.02	7.86
Class C	8.39	—	7.84
Institutional	8.38	8.03	7.84
Separate Account Institutional	—	8.03	—
Investor	8.41	8.02	7.85
Class R6	8.39	8.03	7.83
Class R	8.39	—	—
Class P	8.40	8.02	7.84

(a)	Includes loaned securities having a market value of $20,966,112, $0 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
High Yield Floating Rate Fund	$345,400	$7,357,993
Investment Grade Credit Fund	3,743,393	15,607,497
Short Duration High Yield Fund	152,779	—
(c)

Maximum public offering price per share for Class A Shares of High Yield Floating Rate Fund, Investment Grade Credit Fund and Short Duration High Yield Fund is $8.57, $8.33 and $8.04, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2026

	Emerging Markets Credit Fund	Emerging Markets Debt Fund	High Yield Fund

Investment Income:
Interest (net of foreign withholding taxes of $662, $0 and $0, respectively)	$1,817,214	$29,289,583	$147,888,021
Dividends — affiliated issuers	9,531	899,213	1,762,491
Dividends — unaffiliated issuers	—	4,474	1,139,596
Securities lending income, net of rebates received or paid to borrowers	—	—	976,303

Total investment income	1,826,745	30,193,270	151,766,411

Expenses:

Management fees	193,231	3,735,838	15,655,496
Professional fees	176,825	186,338	158,279
Registration fees	78,458	108,620	219,182
Trustee fees	27,194	28,086	31,615
Distribution and Service (12b-1) fees(a)	21,436	75,440	253,858
Custody, accounting and administrative services	20,959	392,592	240,624
Transfer Agency fees(a)	16,981	263,989	776,676
Service fees — Class C	4,532	5,702	9,515
Printing and mailing costs	—	21,027	37,377
Prime broker fees	—	46,655	—
Shareholder Administration fees —Service Class	—	—	5,612
Other	21,413	34,492	123,597

Total expenses	561,029	4,898,779	17,511,831

Less — expense reductions	(327,505)	(856,892)	(1,993,276)

Net expenses	233,524	4,041,887	15,518,555

NET INVESTMENT INCOME	1,593,221	26,151,383	136,247,856

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	343,862	280,774	(26,142,398)
Purchased options	161	(6,381,173)	—
Futures contracts	15,712	862,996	868,441
Written options	—	7,163,205	—
Swap contracts	1,798	127,982	11,433,992
Forward foreign currency exchange contracts	(77,655)	(2,076,221)	(6,058,437)
Foreign currency transactions	11,577	1,130,011	664,992
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(238,977)	24,417,181	20,618,549
Unfunded loan commitments	—	—	13,842
Purchased options	—	688,832	—
Futures contracts	(19,528)	(1,086,513)	(2,403,522)
Written options	—	(610,902)	—
Swap contracts	2,244	301,443	(2,141,458)
Forward foreign currency exchange contracts	33,884	(268,677)	3,177,156
Foreign currency translation	1,085	10,698	(27,815)

Net realized and unrealized gain	74,163	24,559,636	3,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,667,384	$50,711,019	$136,251,198

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Credit Fund	$7,841	$13,595	$—	$—	$3,764	$2,175	$879	$—	$6,747	$7	$—	$3,409
Emerging Markets Debt Fund	58,334	17,106	—	—	28,000	2,737	88,160	—	105,069	28,200	—	11,823
High Yield Fund	199,618	28,544	5,612	20,084	95,817	4,567	48,581	898	8,413	11,336	4,820	602,244

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued) For the Fiscal Year Ended March 31, 2026

	High Yield Floating Rate Fund	Investment Grade Credit Fund	Short Duration High Yield Fund

Investment Income:
Interest	$120,699,769	$30,430,455	$2,371,402
Dividends — affiliated issuers	2,927,055	837,662	32,446
Dividends — unaffiliated issuers	4,791,663	—	2,582
Securities lending income, net of rebates received or paid to borrowers	152,819	—	—

Total investment income	128,571,306	31,268,117	2,406,430

Expenses:

Management fees	9,764,279	2,263,428	199,931
Custody, accounting and administrative services	588,247	148,923	97,346
Transfer Agency fees(a)	537,972	224,919	12,650
Interest expense	422,819	—	—
Professional fees	228,780	138,570	147,716
Registration fees	129,583	91,610	88,152
Trustee fees	30,615	28,467	27,216
Distribution and Service (12b-1) fees(a)	23,510	16,623	3,343
Printing and mailing costs	7,686	12,840	10,000
Service fees — Class C	4,195	—	558
Prime broker fees	1,423	—	—
Other	85,204	37,179	4,028

Total expenses	11,824,313	2,962,559	590,940

Less — expense reductions	(127,076)	(464,601)	(363,426)

Net expenses	11,697,237	2,497,958	227,514

NET INVESTMENT INCOME	116,874,069	28,770,159	2,178,916

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(75,997,279)	632,627	(516,151)
Purchased options	—	(6,993)	—
Futures contracts	(27,702)	957,512	(151,100)
Written options	—	13,482	—
Swap contracts	6,461,348	4,170,234	—
Forward foreign currency exchange contracts	(8,360,113)	(221,356)	(20,314)
Foreign currency transactions	1,313,459	31,302	4,171
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	—	(32,081)	—
Investments — unaffiliated issuers	18,083,550	1,145,883	400,924
Unfunded loan commitments	23,427	—	444
Futures contracts	(61,354)	(4,279,723)	103,269
Swap contracts	1,957,922	254,478	—
Forward foreign currency exchange contracts	4,385,758	129,679	13,860
Foreign currency translation	92,170	(273)	(92)

Net realized and unrealized gain (loss)	(52,128,814)	2,794,771	(164,989)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,745,255	$31,564,930	$2,013,927

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class R	Class P
High Yield Floating Rate Fund	$10,638	$12,586	$286	$5,106	$2,014	$39,546	$ —	$18,091	$7,361	$68	$465,786
Investment Grade Credit Fund	16,623	—	—	7,979	—	42,788	22,525	11,364	44,680	—	95,583
Short Duration High Yield Fund	1,668	1,675	—	800	268	3,255	—	173	37	—	8,117

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Emerging Markets Credit Fund		Emerging Markets Debt Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$1,593,221	$2,011,086	$26,151,383	$24,560,698
Net realized gain (loss)	295,455	(1,704,609)	1,107,574	(51,679,968)
Net change in unrealized gain (loss)	(221,292)	1,845,986	23,452,062	53,376,314

Net increase in net assets resulting from operations	1,667,384	2,152,463	50,711,019	26,257,044

Distributions to shareholders:

From distributable earnings:
Class A Shares	(201,959)	—	(1,246,757)	(1,329,501)
Class C Shares	(103,111)	—	(104,914)	(153,826)
Institutional Shares	(148,167)	—	(12,381,515)	(14,594,514)
Investor Shares	(375,938)	—	(4,770,685)	(606,161)
Class R6 Shares	(1,437)	—	(5,283,116)	(4,552,076)
Class P Shares	(766,589)	—	(2,215,257)	(2,105,402)
Return of capital:
Class A Shares	—	(202,529)	—	—
Class C Shares	—	(102,583)	—	—
Institutional Shares	—	(197,933)	—	—
Investor Shares	—	(697,900)	—	—
Class R6 Shares	—	(9,031)	—	—
Class P Shares	—	(818,358)	—	—

Total distributions to shareholders	(1,597,201)	(2,028,334)	(26,002,244)	(23,341,480)

From share transactions:

Proceeds from sales of shares	1,594,294	9,005,119	227,951,017	109,789,712
Reinvestment of distributions	1,587,469	2,006,607	23,754,495	21,031,226
Cost of shares redeemed	(9,616,021)	(19,112,589)	(218,037,713)	(176,789,826)

Net increase (decrease) in net assets resulting from share transactions	(6,434,258)	(8,100,863)	33,667,799	(45,968,888)

TOTAL INCREASE (DECREASE)	(6,364,075)	(7,976,734)	58,376,574	(43,053,324)

Net assets:

Beginning of year	26,494,925	34,471,659	381,673,257	424,726,581

End of year	$20,130,850	$26,494,925	$440,049,831	$381,673,257

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Fund		High Yield Floating Rate Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$136,247,856	$123,874,815	$116,874,069	$152,145,505
Net realized loss	(19,233,410)	(28,438,987)	(76,610,287)	(59,223,723)
Net change in unrealized gain	19,236,752	26,348,901	24,481,473	9,646,927

Net increase in net assets resulting from operations	136,251,198	121,784,729	64,745,255	102,568,709

Distributions to shareholders:

From distributable earnings:
Class A Shares	(4,523,780)	(4,897,226)	(274,409)	(464,549)
Class C Shares	(189,718)	(212,773)	(95,802)	(95,164)
Institutional Shares	(7,204,421)	(8,474,793)	(6,615,991)	(12,220,102)
Service Shares	(123,015)	(235,199)	—	—
Investor Shares	(412,703)	(442,137)	(1,006,283)	(1,450,586)
Class R6 Shares	(2,245,493)	(2,733,331)	(1,646,375)	(1,894,089)
Class R Shares	(218,488)	(254,652)	(3,558)	(20,486)
Class P Shares	(118,983,954)	(105,303,797)	(104,260,693)	(133,869,462)
Return of capital:
Class A Shares	(457,532)	(303,292)	(15,134)	(6,312)
Class C Shares	(19,188)	(13,177)	(5,284)	(1,293)
Institutional Shares	(728,649)	(524,856)	(364,883)	(166,052)
Service Shares	(12,442)	(14,566)	—	—
Investor Shares	(41,741)	(27,382)	(55,498)	(19,711)
Class R6 Shares	(227,108)	(169,279)	(90,800)	(25,738)
Class R Shares	(22,098)	(15,771)	(196)	(278)
Class P Shares	(12,033,953)	(6,521,609)	(5,750,147)	(1,819,073)

Total distributions to shareholders	(147,444,283)	(130,143,840)	(120,185,053)	(152,052,895)

From share transactions:

Proceeds from sales of shares	975,213,353	450,136,096	371,234,143	327,760,053
Reinvestment of distributions	146,898,793	129,272,387	118,625,192	149,097,423
Cost of shares redeemed	(635,473,992)	(488,106,430)	(901,538,467)	(572,563,226)

Net increase (decrease) in net assets resulting from share transactions	486,638,154	91,302,053	(411,679,132)	(95,705,750)

TOTAL INCREASE (DECREASE)	475,445,069	82,942,942	(467,118,930)	(145,189,936)

Net assets:

Beginning of year	2,034,212,424	1,951,269,482	1,875,143,044	2,020,332,980

End of year	$2,509,657,493	$2,034,212,424	$1,408,024,114	$1,875,143,044

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Investment Grade Credit Fund		Short Duration High Yield Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$28,770,159	$26,876,713	$2,178,916	$2,676,453
Net realized gain (loss)	5,576,808	(5,177,205)	(683,394)	(1,421,439)
Net change in unrealized gain (loss)	(2,782,037)	7,883,517	518,405	1,445,562

Net increase in net assets resulting from operations	31,564,930	29,583,025	2,013,927	2,700,576

Distributions to shareholders:

From distributable earnings:
Class A Shares	(245,706)	(252,683)	(37,986)	(38,965)
Class C Shares	—	—	(11,058)	(12,026)
Institutional Shares	(4,244,352)	(3,493,480)	(490,741)	(591,117)
Separate Account Institutional Shares	(2,984,293)	(3,596,925)	—	—
Investor Shares	(368,915)	(368,132)	(8,561)	(17,973)
Class R6 Shares	(5,921,797)	(6,240,490)	(7,419)	(222,421)
Class P Shares	(12,663,843)	(11,250,847)	(1,633,057)	(2,024,175)
Return of capital:
Class A Shares	(51,113)	(36,659)	—	—
Institutional Shares	(882,933)	(506,824)	—	—
Separate Account Institutional Shares	(620,808)	(521,831)	—	—
Investor Shares	(76,744)	(53,407)	—	—
Class R6 Shares	(1,231,884)	(905,352)	—	—
Class P Shares	(2,634,399)	(1,632,239)	—	—

Total distributions to shareholders	(31,926,787)	(28,858,869)	(2,188,822)	(2,906,677)

From share transactions:

Proceeds from sales of shares	140,272,650	121,097,337	7,320,515	8,728,118
Reinvestment of distributions	31,751,059	28,600,719	2,183,657	2,903,389
Cost of shares redeemed	(122,925,632)	(182,268,612)	(14,159,250)	(16,396,076)

Net increase (decrease) in net assets resulting from share transactions	49,098,077	(32,570,556)	(4,655,078)	(4,764,569)

TOTAL INCREASE (DECREASE)	48,736,220	(31,846,400)	(4,829,973)	(4,970,670)

Net assets:

Beginning of year	634,777,355	666,623,755	43,292,541	48,263,211

End of year	$683,513,575	$634,777,355	$38,462,568	$43,292,541

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$4.01	$3.99	$4.55	$5.00	$5.56

Net investment income(a)	0.26	0.26	0.27	0.23	0.19

Net realized and unrealized gain (loss)	(0.01)	0.02	0.03	(0.33)	(0.55)

Total from investment operations	0.25	0.28	0.30	(0.10)	(0.36)

Distributions to shareholders from net investment income	(0.26)	—	(0.79)	(0.35)	(0.20)

Distributions to shareholders from return of capital	—	(0.26)	(0.07)	—	—

Total distributions	(0.26)	(0.26)	(0.86)	(0.35)	(0.20)

Net asset value, end of year	$4.00	$4.01	$3.99	$4.55	$5.00

Total return(b)	6.36%	7.34%	7.31%	(1.79)%	(6.51)%

Net assets, end of year (in 000s)	$3,012	$3,264	$2,681	$2,794	$3,842

Ratio of net expenses to average net assets	1.14%	1.14%	1.19%	1.22%	1.21%

Ratio of total expenses to average net assets	2.49%	3.20%	2.54%	2.49%	1.74%

Ratio of net investment income to average net assets	6.42%	6.53%	6.18%	5.08%	3.44%

Portfolio turnover rate(c)	51%	63%	203%	168%	123%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$4.00	$3.99	$4.54	$5.00	$5.55

Net investment income(a)	0.23	0.23	0.24	0.20	0.15

Net realized and unrealized gain (loss)	(0.01)	0.01	0.04	(0.34)	(0.54)

Total from investment operations	0.22	0.24	0.28	(0.14)	(0.39)

Distributions to shareholders from net investment income	(0.23)	—	(0.77)	(0.32)	(0.16)

Distributions to shareholders from return of capital	—	(0.23)	(0.06)	—	—

Total distributions	(0.23)	(0.23)	(0.83)	(0.32)	(0.16)

Net asset value, end of year	$3.99	$4.00	$3.99	$4.54	$5.00

Total return(b)	5.57%	6.54%	6.51%	(2.54)%	(7.39)%

Net assets, end of year (in 000s)	$1,867	$1,764	$1,693	$1,651	$1,879

Ratio of net expenses to average net assets	1.89%	1.89%	1.94%	1.97%	1.96%

Ratio of total expenses to average net assets	3.22%	3.95%	3.30%	3.24%	2.50%

Ratio of net investment income to average net assets	5.67%	5.78%	5.43%	4.34%	2.69%

Portfolio turnover rate(c)	51%	63%	203%	168%	123%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$3.99	$3.98	$4.53	$4.99	$5.54

Net investment income(a)	0.27	0.27	0.28	0.24	0.20

Net realized and unrealized gain (loss)	(0.01)	0.02	0.05	(0.33)	(0.53)

Total from investment operations	0.26	0.29	0.33	(0.09)	(0.33)

Distributions to shareholders from net investment income	(0.27)	—	(0.81)	(0.37)	(0.22)

Distributions to shareholders from return of capital	—	(0.28)	(0.07)	—	—

Total distributions	(0.27)	(0.28)	(0.88)	(0.37)	(0.22)

Net asset value, end of year	$3.98	$3.99	$3.98	$4.53	$4.99

Total return(b)	6.67%	7.39%	7.67%	(1.31)%	(6.43)%

Net assets, end of year (in 000s)	$2,020	$2,279	$5,768	$6,569	$11,750

Ratio of net expenses to average net assets	0.84%	0.84%	0.90%	0.92%	0.92%

Ratio of total expenses to average net assets	2.17%	2.82%	2.19%	2.14%	1.41%

Ratio of net investment income to average net assets	6.72%	6.81%	6.50%	5.36%	3.72%

Portfolio turnover rate(c)	51%	63%	203%	168%	123%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$4.00	$3.98	$4.54	$4.99	$5.55

Net investment income(a)	0.27	0.27	0.28	0.24	0.20

Net realized and unrealized gain (loss)	(0.01)	0.02	0.04	(0.32)	(0.55)

Total from investment operations	0.26	0.29	0.32	(0.08)	(0.35)

Distributions to shareholders from net investment income	(0.27)	—	(0.81)	(0.37)	(0.21)

Distributions to shareholders from return of capital	—	(0.27)	(0.07)	—	—

Total distributions	(0.27)	(0.27)	(0.88)	(0.37)	(0.21)

Net asset value, end of year	$3.99	$4.00	$3.98	$4.54	$4.99

Total return(b)	6.62%	7.60%	7.58%	(1.56)%	(6.29)%

Net assets, end of year (in 000s)	$1,745	$8,199	$11,022	$6,364	$8,364

Ratio of net expenses to average net assets	0.89%	0.89%	0.95%	0.97%	0.96%

Ratio of total expenses to average net assets	2.39%	2.96%	2.32%	2.24%	1.50%

Ratio of net investment income to average net assets	6.67%	6.77%	6.41%	5.31%	3.70%

Portfolio turnover rate(c)	51%	63%	203%	168%	123%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$4.00	$3.98	$4.53	$4.99	$5.55

Net investment income(a)	0.27	0.27	0.29	0.25	0.21

Net realized and unrealized gain (loss)	(0.01)	0.03	0.04	(0.34)	(0.55)

Total from investment operations	0.26	0.30	0.33	(0.09)	(0.34)

Distributions to shareholders from net investment income	(0.27)	—	(0.86)	(0.37)	(0.22)

Distributions to shareholders from return of capital	—	(0.28)	(0.02)	—	—

Total distributions	(0.27)	(0.28)	(0.88)	(0.37)	(0.22)

Net asset value, end of year	$3.99	$4.00	$3.98	$4.53	$4.99

Total return(b)	6.68%	7.66%	7.92%	(1.52)%	(6.42)%

Net assets, end of year (in 000s)	$22	$20	$14	$25,147	$4,672

Ratio of net expenses to average net assets	0.83%	0.83%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	2.13%	2.87%	1.88%	2.14%	1.36%

Ratio of net investment income to average net assets	6.73%	6.71%	6.43%	5.56%	3.72%

Portfolio turnover rate(c)	51%	63%	203%	168%	123%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Credit Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$3.99	$3.98	$4.53	$4.99	$5.55

Net investment income(a)	0.27	0.27	0.28	0.24	0.21

Net realized and unrealized gain (loss)	(0.01)	0.02	0.05	(0.33)	(0.55)

Total from investment operations	0.26	0.29	0.33	(0.09)	(0.34)

Distributions to shareholders from net investment income	(0.27)	—	(0.81)	(0.37)	(0.22)

Distributions to shareholders from return of capital	—	(0.28)	(0.07)	—	—

Total distributions	(0.27)	(0.28)	(0.88)	(0.37)	(0.22)

Net asset value, end of year	$3.98	$3.99	$3.98	$4.53	$4.99

Total return(b)	6.68%	7.40%	7.68%	(1.30)%	(6.42)%

Net assets, end of year (in 000s)	$11,464	$10,968	$13,294	$16,196	$20,864

Ratio of net expenses to average net assets	0.83%	0.83%	0.89%	0.91%	0.91%

Ratio of total expenses to average net assets	2.13%	2.86%	2.18%	2.15%	1.41%

Ratio of net investment income to average net assets	6.73%	6.84%	6.49%	5.38%	3.73%

Portfolio turnover rate(c)	51%	63%	203%	168%	123%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.60	$9.53	$8.89	$10.65	$11.98

Net investment income(a)	0.54	0.57	0.47	0.44	0.44

Net realized and unrealized gain (loss)	0.49	0.04	0.64	(1.52)	(1.32)

Total from investment operations	1.03	0.61	1.11	(1.08)	(0.88)

Distributions to shareholders from net investment income	(0.54)	(0.54)	(0.47)	(0.68)	(0.45)

Net asset value, end of year	$10.09	$9.60	$9.53	$8.89	$10.65

Total return(b)	10.84%	6.51%	12.87%	(10.08)%	(7.64)%

Net assets, end of year (in 000s)	$23,687	$22,859	$24,265	$23,037	$29,940

Ratio of net expenses to average net assets	1.12%	1.12%	1.14%	1.16%	1.16%

Ratio of total expenses to average net assets	1.35%	1.36%	1.36%	1.29%	1.22%

Ratio of net investment income to average net assets	5.37%	5.88%	5.21%	4.73%	3.62%

Portfolio turnover rate(c)	51%	34%	27%	53%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.59	$9.52	$8.87	$10.64	$11.97

Net investment income(a)	0.46	0.49	0.40	0.37	0.35

Net realized and unrealized gain (loss)	0.48	0.05	0.65	(1.53)	(1.32)

Total from investment operations	0.94	0.54	1.05	(1.16)	(0.97)

Distributions to shareholders from net investment income	(0.46)	(0.47)	(0.40)	(0.61)	(0.36)

Net asset value, end of year	$10.07	$9.59	$9.52	$8.87	$10.64

Total return(b)	9.92%	5.72%	12.05%	(10.76)%	(8.34)%

Net assets, end of year (in 000s)	$1,877	$2,652	$3,945	$5,112	$8,088

Ratio of net expenses to average net assets	1.87%	1.87%	1.89%	1.91%	1.91%

Ratio of total expenses to average net assets	2.10%	2.11%	2.11%	2.04%	1.97%

Ratio of net investment income to average net assets	4.63%	5.07%	4.49%	3.95%	2.88%

Portfolio turnover rate(c)	51%	34%	27%	53%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.61	$9.54	$8.89	$10.66	$11.99

Net investment income(a)	0.57	0.59	0.50	0.46	0.47

Net realized and unrealized gain (loss)	0.47	0.05	0.65	(1.53)	(1.31)

Total from investment operations	1.04	0.64	1.15	(1.07)	(0.84)

Distributions to shareholders from net investment income	(0.56)	(0.57)	(0.50)	(0.70)	(0.49)

Net asset value, end of year	$10.09	$9.61	$9.54	$8.89	$10.66

Total return(b)	11.02%	6.79%	13.30%	(9.90)%	(7.35)%

Net assets, end of year (in 000s)	$227,328	$209,522	$282,815	$407,041	$726,607

Ratio of net expenses to average net assets	0.85%	0.85%	0.86%	0.86%	0.86%

Ratio of total expenses to average net assets	1.01%	1.03%	1.02%	0.96%	0.89%

Ratio of net investment income to average net assets	5.65%	6.13%	5.52%	4.98%	3.94%

Portfolio turnover rate(c)	51%	34%	27%	53%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.61	$9.54	$8.89	$10.67	$12.00

Net investment income(a)	0.56	0.58	0.52	0.47	0.47

Net realized and unrealized gain (loss)	0.48	0.05	0.63	(1.55)	(1.32)

Total from investment operations	1.04	0.63	1.15	(1.08)	(0.85)

Distributions to shareholders from net investment income	(0.56)	(0.56)	(0.50)	(0.70)	(0.48)

Net asset value, end of year	$10.09	$9.61	$9.54	$8.89	$10.67

Total return(b)	11.00%	6.77%	13.15%	(9.84)%	(7.47)%

Net assets, end of year (in 000s)	$50,697	$8,573	$13,003	$119,488	$38,862

Ratio of net expenses to average net assets	0.87%	0.87%	0.89%	0.89%	0.91%

Ratio of total expenses to average net assets	1.10%	1.11%	1.07%	1.04%	0.97%

Ratio of net investment income to average net assets	5.49%	6.03%	5.80%	5.15%	3.86%

Portfolio turnover rate(c)	51%	34%	27%	53%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.61	$9.54	$8.89	$10.66	$11.99

Net investment income(a)	0.57	0.60	0.50	0.47	0.47

Net realized and unrealized gain (loss)	0.47	0.04	0.65	(1.53)	(1.31)

Total from investment operations	1.04	0.64	1.15	(1.06)	(0.84)

Distributions to shareholders from net investment income	(0.56)	(0.57)	(0.50)	(0.71)	(0.49)

Net asset value, end of year	$10.09	$9.61	$9.54	$8.89	$10.66

Total return(b)	11.03%	6.80%	13.31%	(9.89)%	(7.34)%

Net assets, end of year (in 000s)	$95,527	$101,697	$65,816	$161,802	$183,368

Ratio of net expenses to average net assets	0.84%	0.84%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	1.01%	1.02%	1.01%	0.95%	0.88%

Ratio of net investment income to average net assets	5.65%	6.23%	5.60%	5.01%	3.94%

Portfolio turnover rate(c)	51%	34%	27%	53%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Emerging Markets Debt Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.60	$9.53	$8.88	$10.65	$11.99

Net investment income(a)	0.57	0.59	0.50	0.46	0.47

Net realized and unrealized gain (loss)	0.47	0.05	0.65	(1.52)	(1.32)

Total from investment operations	1.04	0.64	1.15	(1.06)	(0.85)

Distributions to shareholders from net investment income	(0.56)	(0.57)	(0.50)	(0.71)	(0.49)

Net asset value, end of year	$10.08	$9.60	$9.53	$8.88	$10.65

Total return(b)	11.04%	6.81%	13.19%	(9.81)%	(7.43)%

Net assets, end of year (in 000s)	$40,935	$36,370	$34,883	$30,394	$35,720

Ratio of net expenses to average net assets	0.84%	0.84%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	1.00%	1.02%	1.02%	0.95%	0.88%

Ratio of net investment income to average net assets	5.65%	6.15%	5.48%	5.03%	3.97%

Portfolio turnover rate(c)	51%	34%	27%	53%	32%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.55	$5.57	$5.42	$6.00	$6.39

Net investment income(a)	0.32	0.33	0.32	0.28	0.26

Net realized and unrealized gain (loss)	0.04	—	0.16	(0.56)	(0.36)

Total from investment operations	0.36	0.33	0.48	(0.28)	(0.10)

Distributions to shareholders from net investment income	(0.32)	(0.33)	(0.32)	(0.28)	(0.26)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.35)	(0.35)	(0.33)	(0.30)	(0.29)

Net asset value, end of year	$5.56	$5.55	$5.57	$5.42	$6.00

Total return(b)	6.59%	6.06%	9.07%	(4.51)%	(1.77)%

Net assets, end of year (in 000s)	$75,979	$83,745	$85,376	$96,399	$111,249

Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.99%	1.00%

Ratio of total expenses to average net assets	1.10%	1.11%	1.11%	1.11%	1.10%

Ratio of net investment income to average net assets	5.74%	5.95%	5.89%	5.18%	4.15%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.56	$5.57	$5.42	$6.01	$6.40

Net investment income(a)	0.28	0.29	0.28	0.24	0.22

Net realized and unrealized gain (loss)	0.04	0.01	0.16	(0.57)	(0.37)

Total from investment operations	0.32	0.30	0.44	(0.33)	(0.15)

Distributions to shareholders from net investment income	(0.28)	(0.29)	(0.28)	(0.24)	(0.22)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.02)

Total distributions	(0.31)	(0.31)	(0.29)	(0.26)	(0.24)

Net asset value, end of year	$5.57	$5.56	$5.57	$5.42	$6.01

Total return(b)	5.80%	5.46%	8.26%	(5.38)%	(2.50)%

Net assets, end of year (in 000s)	$3,537	$3,997	$3,936	$3,721	$5,607

Ratio of net expenses to average net assets	1.73%	1.73%	1.73%	1.74%	1.75%

Ratio of total expenses to average net assets	1.85%	1.86%	1.86%	1.86%	1.85%

Ratio of net investment income to average net assets	4.99%	5.20%	5.14%	4.41%	3.40%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.56	$5.58	$5.43	$6.02	$6.41

Net investment income(a)	0.34	0.35	0.34	0.30	0.28

Net realized and unrealized gain (loss)	0.04	—	0.15	(0.57)	(0.36)

Total from investment operations	0.38	0.35	0.49	(0.27)	(0.08)

Distributions to shareholders from net investment income	(0.34)	(0.35)	(0.33)	(0.30)	(0.28)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.37)	(0.37)	(0.34)	(0.32)	(0.31)

Net asset value, end of year	$5.57	$5.56	$5.58	$5.43	$6.02

Total return(b)	6.91%	6.38%	9.38%	(4.38)%	(1.48)%

Net assets, end of year (in 000s)	$118,790	$114,134	$169,826	$178,298	$263,256

Ratio of net expenses to average net assets	0.68%	0.68%	0.69%	0.71%	0.72%

Ratio of total expenses to average net assets	0.77%	0.78%	0.78%	0.78%	0.77%

Ratio of net investment income to average net assets	6.03%	6.25%	6.19%	5.44%	4.43%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.55	$5.57	$5.41	$6.00	$6.39

Net investment income(a)	0.31	0.32	0.31	0.27	0.25

Net realized and unrealized gain (loss)	0.04	—	0.16	(0.57)	(0.37)

Total from investment operations	0.35	0.32	0.47	(0.30)	(0.12)

Distributions to shareholders from net investment income	(0.31)	(0.32)	(0.30)	(0.27)	(0.24)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.34)	(0.34)	(0.31)	(0.29)	(0.27)

Net asset value, end of year	$5.56	$5.55	$5.57	$5.41	$6.00

Total return(b)	6.38%	5.85%	9.04%	(4.89)%	(1.99)%

Net assets, end of year (in 000s)	$2,075	$2,273	$4,375	$4,258	$6,867

Ratio of net expenses to average net assets	1.18%	1.18%	1.19%	1.21%	1.22%

Ratio of total expenses to average net assets	1.27%	1.28%	1.28%	1.28%	1.27%

Ratio of net investment income to average net assets	5.54%	5.75%	5.68%	4.92%	3.94%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.56	$5.58	$5.43	$6.02	$6.40

Net investment income(a)	0.34	0.35	0.33	0.30	0.28

Net realized and unrealized gain (loss)	0.04	—	0.16	(0.57)	(0.36)

Total from investment operations	0.38	0.35	0.49	(0.27)	(0.08)

Distributions to shareholders from net investment income	(0.34)	(0.35)	(0.33)	(0.30)	(0.27)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.37)	(0.37)	(0.34)	(0.32)	(0.30)

Net asset value, end of year	$5.57	$5.56	$5.58	$5.43	$6.02

Total return(b)	6.86%	6.33%	9.33%	(4.25)%	(1.52)%

Net assets, end of year (in 000s)	$6,747	$6,855	$7,242	$7,715	$16,174

Ratio of net expenses to average net assets	0.73%	0.73%	0.73%	0.74%	0.75%

Ratio of total expenses to average net assets	0.85%	0.86%	0.86%	0.86%	0.85%

Ratio of net investment income to average net assets	5.99%	6.20%	6.14%	5.40%	4.40%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.58	$5.59	$5.44	$6.03	$6.42

Net investment income(a)	0.34	0.35	0.34	0.29	0.28

Net realized and unrealized gain (loss)	0.04	0.01	0.15	(0.56)	(0.36)

Total from investment operations	0.38	0.36	0.49	(0.27)	(0.08)

Distributions to shareholders from net investment income	(0.34)	(0.35)	(0.33)	(0.30)	(0.28)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.37)	(0.37)	(0.34)	(0.32)	(0.31)

Net asset value, end of year	$5.59	$5.58	$5.59	$5.44	$6.03

Total return(b)	6.92%	6.58%	9.39%	(4.36)%	(1.46)%

Net assets, end of year (in 000s)	$26,912	$40,624	$37,844	$16,748	$70,219

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.70%	0.71%

Ratio of total expenses to average net assets	0.76%	0.77%	0.77%	0.77%	0.76%

Ratio of net investment income to average net assets	6.05%	6.24%	6.17%	5.31%	4.45%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.55	$5.56	$5.41	$6.00	$6.38

Net investment income(a)	0.31	0.32	0.31	0.27	0.25

Net realized and unrealized gain (loss)	0.04	0.01	0.15	(0.57)	(0.36)

Total from investment operations	0.35	0.33	0.46	(0.30)	(0.11)

Distributions to shareholders from net investment income	(0.31)	(0.32)	(0.30)	(0.27)	(0.24)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.34)	(0.34)	(0.31)	(0.29)	(0.27)

Net asset value, end of year	$5.56	$5.55	$5.56	$5.41	$6.00

Total return(b)	6.33%	5.99%	8.80%	(4.92)%	(1.87)%

Net assets, end of year (in 000s)	$3,867	$4,295	$4,512	$3,816	$4,551

Ratio of net expenses to average net assets	1.23%	1.23%	1.23%	1.24%	1.25%

Ratio of total expenses to average net assets	1.35%	1.36%	1.36%	1.36%	1.35%

Ratio of net investment income to average net assets	5.49%	5.70%	5.64%	4.93%	3.90%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$5.57	$5.58	$5.43	$6.02	$6.41

Net investment income(a)	0.34	0.35	0.34	0.30	0.28

Net realized and unrealized gain (loss)	0.04	0.01	0.15	(0.57)	(0.36)

Total from investment operations	0.38	0.36	0.49	(0.27)	(0.08)

Distributions to shareholders from net investment income	(0.34)	(0.35)	(0.33)	(0.30)	(0.28)

Distributions to shareholders from return of capital	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)

Total distributions	(0.37)	(0.37)	(0.34)	(0.32)	(0.31)

Net asset value, end of year	$5.58	$5.57	$5.58	$5.43	$6.02

Total return(b)	6.92%	6.58%	9.39%	(4.37)%	(1.47)%

Net assets, end of year (in 000s)	$2,271,752	$1,778,290	$1,638,158	$1,294,140	$1,417,912

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.70%	0.71%

Ratio of total expenses to average net assets	0.76%	0.77%	0.77%	0.77%	0.76%

Ratio of net investment income to average net assets	6.03%	6.26%	6.19%	5.47%	4.44%

Portfolio turnover rate(c)	69%	42%	26%	39%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.67	$8.89	$8.71	$9.23	$9.36

Net investment income(a)	0.57	0.66	0.75	0.52	0.29

Net realized and unrealized gain (loss)	(0.28)	(0.22)	0.18	(0.46)	(0.13)

Total from investment operations	0.29	0.44	0.93	0.06	0.16

Distributions to shareholders from net investment income	(0.55)	(0.65)	(0.73)	(0.58)	(0.29)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.58)	(0.66)	(0.75)	(0.58)	(0.29)

Net asset value, end of year	$8.38	$8.67	$8.89	$8.71	$9.23

Total return(b)	3.42%	4.88%	11.23%	0.77%	1.83%

Net assets, end of year (in 000s)	$3,670	$4,853	$6,260	$2,959	$3,623

Ratio of net expenses to average net assets after interest expense	0.98%	1.00%	1.07%	1.06%	0.96%

Ratio of net expenses to average net assets before interest expense	0.96%	0.96%	1.03%	0.99%	0.94%

Ratio of total expenses to average net assets after interest expense	1.03%	1.04%	1.08%	1.07%	0.98%

Ratio of net investment income to average net assets	6.61%	7.41%	8.55%	5.89%	3.05%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.67	$8.90	$8.71	$9.23	$9.36

Net investment income(a)	0.50	0.59	0.69	0.44	0.22

Net realized and unrealized gain (loss)	(0.26)	(0.23)	0.19	(0.45)	(0.13)

Total from investment operations	0.24	0.36	0.88	(0.01)	0.09

Distributions to shareholders from net investment income	(0.49)	(0.58)	(0.67)	(0.51)	(0.22)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.52)	(0.59)	(0.69)	(0.51)	(0.22)

Net asset value, end of year	$8.39	$8.67	$8.90	$8.71	$9.23

Total return(b)	2.78%	4.10%	10.41%	0.02%	0.96%

Net assets, end of year (in 000s)	$1,754	$1,591	$898	$731	$1,178

Ratio of net expenses to average net assets after interest expense	1.73%	1.75%	1.83%	1.80%	1.71%

Ratio of net expenses to average net assets before interest expense	1.71%	1.71%	1.77%	1.74%	1.69%

Ratio of total expenses to average net assets after interest expense	1.78%	1.79%	1.83%	1.81%	1.73%

Ratio of net investment income to average net assets	5.83%	6.61%	7.77%	5.01%	2.31%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.67	$8.89	$8.71	$9.23	$9.36

Net investment income(a)	0.59	0.70	0.78	0.58	0.32

Net realized and unrealized gain (loss)	(0.27)	(0.24)	0.18	(0.49)	(0.13)

Total from investment operations	0.32	0.46	0.96	0.09	0.19

Distributions to shareholders from net investment income	(0.58)	(0.67)	(0.76)	(0.61)	(0.32)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.61)	(0.68)	(0.78)	(0.61)	(0.32)

Net asset value, end of year	$8.38	$8.67	$8.89	$8.71	$9.23

Total return(b)	3.71%	5.19%	11.59%	1.10%	2.06%

Net assets, end of year (in 000s)	$17,823	$103,572	$200,199	$131,964	$71,792

Ratio of net expenses to average net assets after interest expense	0.70%	0.70%	0.75%	0.75%	0.63%

Ratio of net expenses to average net assets before interest expense	0.69%	0.67%	0.70%	0.67%	0.61%

Ratio of total expenses to average net assets after interest expense	0.70%	0.71%	0.75%	0.75%	0.65%

Ratio of net investment income to average net assets	6.87%	7.87%	8.88%	6.58%	3.38%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.70	$8.92	$8.73	$9.25	$9.38

Net investment income(a)	0.59	0.68	0.77	0.57	0.31

Net realized and unrealized gain (loss)	(0.27)	(0.22)	0.20	(0.49)	(0.13)

Total from investment operations	0.32	0.46	0.97	0.08	0.18

Distributions to shareholders from net investment income	(0.58)	(0.67)	(0.76)	(0.60)	(0.31)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.61)	(0.68)	(0.78)	(0.60)	(0.31)

Net asset value, end of year	$8.41	$8.70	$8.92	$8.73	$9.25

Total return(b)	3.69%	5.15%	11.62%	1.04%	1.98%

Net assets, end of year (in 000s)	$14,298	$19,237	$18,874	$6,217	$6,293

Ratio of net expenses to average net assets after interest expense	0.73%	0.75%	0.82%	0.83%	0.71%

Ratio of net expenses to average net assets before interest expense	0.71%	0.72%	0.77%	0.75%	0.69%

Ratio of total expenses to average net assets after interest expense	0.78%	0.79%	0.82%	0.83%	0.73%

Ratio of net investment income to average net assets	6.85%	7.67%	8.74%	6.45%	3.30%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.68	$8.91	$8.72	$9.24	$9.36

Net investment income(a)	0.60	0.68	0.78	0.43	0.32

Net realized and unrealized gain (loss)	(0.28)	(0.23)	0.19	(0.34)	(0.12)

Total from investment operations	0.32	0.45	0.97	0.09	0.20

Distributions to shareholders from net investment income	(0.58)	(0.67)	(0.76)	(0.61)	(0.32)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.61)	(0.68)	(0.78)	(0.61)	(0.32)

Net asset value, end of year	$8.39	$8.68	$8.91	$8.72	$9.24

Total return(b)	3.73%	5.20%	11.60%	1.12%	2.18%

Net assets, end of year (in 000s)	$3,066	$29,583	$27,820	$17,687	$355,784

Ratio of net expenses to average net assets after interest expense	0.69%	0.69%	0.73%	0.63%	0.62%

Ratio of net expenses to average net assets before interest expense	0.68%	0.66%	0.69%	0.62%	0.62%

Ratio of total expenses to average net assets after interest expense	0.70%	0.70%	0.74%	0.64%	0.64%

Ratio of net investment income to average net assets	6.90%	7.69%	8.86%	4.84%	3.41%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class R Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.67	$8.90	$8.71	$9.23	$9.35

Net investment income(a)	0.56	0.63	0.73	0.59	0.26

Net realized and unrealized gain (loss)	(0.28)	(0.23)	0.19	(0.56)	(0.11)

Total from investment operations	0.28	0.40	0.92	0.03	0.15

Distributions to shareholders from net investment income	(0.53)	(0.62)	(0.71)	(0.55)	(0.27)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.56)	(0.63)	(0.73)	(0.55)	(0.27)

Net asset value, end of year	$8.39	$8.67	$8.90	$8.71	$9.23

Total return(b)	3.29%	4.62%	10.96%	0.52%	1.58%

Net assets, end of year (in 000s)	$47	$295	$283	$249	$68

Ratio of net expenses to average net assets after interest expense	1.23%	1.25%	1.33%	1.38%	1.18%

Ratio of net expenses to average net assets before interest expense	1.21%	1.21%	1.28%	1.27%	1.17%

Ratio of total expenses to average net assets after interest expense	1.28%	1.29%	1.33%	1.39%	1.20%

Ratio of net investment income to average net assets	6.45%	7.15%	8.30%	6.68%	2.79%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	High Yield Floating Rate Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.69	$8.91	$8.73	$9.25	$9.37

Net investment income(a)	0.60	0.68	0.78	0.55	0.32

Net realized and unrealized gain (loss)	(0.28)	(0.22)	0.18	(0.46)	(0.12)

Total from investment operations	0.32	0.46	0.96	0.09	0.20

Distributions to shareholders from net investment income	(0.58)	(0.67)	(0.76)	(0.61)	(0.32)

Distributions to shareholders from return of capital	(0.03)	(0.01)	(0.02)	—	—

Total distributions	(0.61)	(0.68)	(0.78)	(0.61)	(0.32)

Net asset value, end of year	$8.40	$8.69	$8.91	$8.73	$9.25

Total return(b)	3.73%	5.21%	11.60%	1.13%	2.18%

Net assets, end of year (in 000s)	$1,367,366	$1,716,012	$1,766,000	$2,075,297	$4,252,333

Ratio of net expenses to average net assets after interest expense	0.69%	0.69%	0.74%	0.71%	0.62%

Ratio of net expenses to average net assets before interest expense	0.67%	0.66%	0.69%	0.65%	0.62%

Ratio of total expenses to average net assets after interest expense	0.69%	0.70%	0.74%	0.72%	0.64%

Ratio of net investment income to average net assets	6.89%	7.72%	8.89%	6.16%	3.40%

Portfolio turnover rate(c)	53%	54%	29%	24%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.02	$7.99	$7.97	$8.76	$9.59

Net investment income(a)	0.32	0.32	0.30	0.24	0.20

Net realized and unrealized gain (loss)	0.04	0.06	0.05	(0.76)	(0.58)

Total from investment operations	0.36	0.38	0.35	(0.52)	(0.38)

Distributions to shareholders from net investment income	(0.30)	(0.31)	(0.29)	(0.24)	(0.17)

Distributions to shareholders from net realized gains	—	—	—	—	(0.22)

Distributions to shareholders from return of capital	(0.06)	(0.04)	(0.04)	(0.03)	(0.06)

Total distributions	(0.36)	(0.35)	(0.33)	(0.27)	(0.45)

Net asset value, end of year	$8.02	$8.02	$7.99	$7.97	$8.76

Total return(b)	4.42%	4.93%	4.53%	(5.71)%	(4.42)%

Net assets, end of year (in 000s)	$6,525	$6,551	$6,398	$6,130	$8,652

Ratio of net expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%

Ratio of total expenses to average net assets	0.78%	0.79%	0.78%	0.79%	0.79%

Ratio of net investment income to average net assets	3.99%	4.00%	3.82%	3.02%	2.04%

Portfolio turnover rate(c)	37%	42%	49%	58%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.02	$8.00	$7.97	$8.76	$9.59

Net investment income(a)	0.35	0.35	0.33	0.27	0.23

Net realized and unrealized gain (loss)	0.05	0.04	0.06	(0.76)	(0.58)

Total from investment operations	0.40	0.39	0.39	(0.49)	(0.35)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.31)	(0.27)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.22)

Distributions to shareholders from return of capital	(0.07)	(0.05)	(0.05)	(0.03)	(0.06)

Total distributions	(0.39)	(0.37)	(0.36)	(0.30)	(0.48)

Net asset value, end of year	$8.03	$8.02	$8.00	$7.97	$8.76

Total return(b)	4.76%	5.28%	4.87%	(5.50)%	(4.00)%

Net assets, end of year (in 000s)	$112,002	$105,478	$74,962	$64,706	$66,925

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.45%	0.46%	0.45%	0.46%	0.46%

Ratio of net investment income to average net assets	4.32%	4.33%	4.15%	3.38%	2.38%

Portfolio turnover rate(c)	37%	42%	49%	58%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Separate Account Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.03	$8.00	$7.97	$8.76	$9.60

Net investment income(a)	0.35	0.35	0.33	0.27	0.23

Net realized and unrealized gain (loss)	0.04	0.05	0.06	(0.76)	(0.59)

Total from investment operations	0.39	0.40	0.39	(0.49)	(0.36)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.31)	(0.27)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.22)

Distributions to shareholders from return of capital	(0.07)	(0.05)	(0.05)	(0.03)	(0.06)

Total distributions	(0.39)	(0.37)	(0.36)	(0.30)	(0.48)

Net asset value, end of year	$8.03	$8.03	$8.00	$7.97	$8.76

Total return(b)	4.77%	5.16%	4.88%	(5.38)%	(4.09)%

Net assets, end of year (in 000s)	$77,678	$78,989	$92,291	$102,580	$123,397

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.44%	0.45%	0.44%	0.45%	0.45%

Ratio of net investment income to average net assets	4.33%	4.34%	4.16%	3.38%	2.39%

Portfolio turnover rate(c)	37%	42%	49%	58%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.02	$7.99	$7.97	$8.76	$9.59

Net investment income(a)	0.34	0.34	0.32	0.27	0.22

Net realized and unrealized gain (loss)	0.04	0.06	0.05	(0.77)	(0.58)

Total from investment operations	0.38	0.40	0.37	(0.50)	(0.36)

Distributions to shareholders from net investment income	(0.31)	(0.32)	(0.30)	(0.26)	(0.19)

Distributions to shareholders from net realized gains	—	—	—	—	(0.22)

Distributions to shareholders from return of capital	(0.07)	(0.05)	(0.05)	(0.03)	(0.06)

Total distributions	(0.38)	(0.37)	(0.35)	(0.29)	(0.47)

Net asset value, end of year	$8.02	$8.02	$7.99	$7.97	$8.76

Total return(b)	4.68%	5.20%	4.79%	(5.58)%	(4.07)%

Net assets, end of year (in 000s)	$19,453	$6,013	$10,499	$11,844	$3,815

Ratio of net expenses to average net assets	0.46%	0.46%	0.46%	0.46%	0.46%

Ratio of total expenses to average net assets	0.52%	0.54%	0.53%	0.54%	0.54%

Ratio of net investment income to average net assets	4.24%	4.25%	4.07%	3.39%	2.30%

Portfolio turnover rate(c)	37%	42%	49%	58%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.03	$8.00	$7.97	$8.76	$9.59

Net investment income(a)	0.35	0.35	0.32	0.27	0.22

Net realized and unrealized gain (loss)	0.04	0.05	0.07	(0.76)	(0.57)

Total from investment operations	0.39	0.40	0.39	(0.49)	(0.35)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.31)	(0.27)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.22)

Distributions to shareholders from return of capital	(0.07)	(0.05)	(0.05)	(0.03)	(0.06)

Total distributions	(0.39)	(0.37)	(0.36)	(0.30)	(0.48)

Net asset value, end of year	$8.03	$8.03	$8.00	$7.97	$8.76

Total return(b)	4.77%	5.29%	4.88%	(5.38)%	(3.99)%

Net assets, end of year (in 000s)	$142,540	$147,783	$214,350	$274,325	$320,086

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.44%	0.45%	0.44%	0.45%	0.45%

Ratio of net investment income to average net assets	4.33%	4.35%	4.14%	3.38%	2.35%

Portfolio turnover rate(c)	37%	42%	49%	58%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Investment Grade Credit Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$8.02	$7.99	$7.97	$8.76	$9.59

Net investment income(a)	0.35	0.35	0.33	0.27	0.23

Net realized and unrealized gain (loss)	0.04	0.05	0.05	(0.76)	(0.58)

Total from investment operations	0.39	0.40	0.38	(0.49)	(0.35)

Distributions to shareholders from net investment income	(0.32)	(0.32)	(0.31)	(0.27)	(0.20)

Distributions to shareholders from net realized gains	—	—	—	—	(0.22)

Distributions to shareholders from return of capital	(0.07)	(0.05)	(0.05)	(0.03)	(0.06)

Total distributions	(0.39)	(0.37)	(0.36)	(0.30)	(0.48)

Net asset value, end of year	$8.02	$8.02	$7.99	$7.97	$8.76

Total return(b)	4.77%	5.29%	4.88%	(5.39)%	(4.10)%

Net assets, end of year (in 000s)	$325,316	$289,963	$268,124	$178,640	$176,368

Ratio of net expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.44%	0.45%	0.44%	0.45%	0.45%

Ratio of net investment income to average net assets	4.33%	4.35%	4.18%	3.39%	2.38%

Portfolio turnover rate(c)	37%	42%	49%	58%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$7.88	$7.90	$7.74	$8.52	$8.92

Net investment income(a)	0.45	0.44	0.47	0.37	0.28

Net realized and unrealized gain (loss)	(0.02)	0.02	0.14	(0.73)	(0.35)

Total from investment operations	0.43	0.46	0.61	(0.36)	(0.07)

Distributions to shareholders from net investment income	(0.45)	(0.48)	(0.45)	(0.42)	(0.33)

Net asset value, end of year	$7.86	$7.88	$7.90	$7.74	$8.52

Total return(b)	5.57%	5.93%	8.09%	(4.11)%	(0.91)%

Net assets, end of year (in 000s)	$641	$657	$633	$818	$1,486

Ratio of net expenses to average net assets	0.95%	0.97%	1.46%	1.45%	1.46%

Ratio of total expenses to average net assets	1.97%	2.20%	2.21%	1.88%	1.70%

Ratio of net investment income to average net assets	5.67%	5.55%	6.03%	4.67%	3.14%

Portfolio turnover rate(c)	54%	56%	29%	22%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$7.87	$7.89	$7.73	$8.52	$8.91

Net investment income(a)	0.39	0.38	0.41	0.31	0.21

Net realized and unrealized gain (loss)	(0.03)	0.02	0.14	(0.74)	(0.34)

Total from investment operations	0.36	0.40	0.55	(0.43)	(0.13)

Distributions to shareholders from net investment income	(0.39)	(0.42)	(0.39)	(0.36)	(0.26)

Net asset value, end of year	$7.84	$7.87	$7.89	$7.73	$8.52

Total return(b)	4.79%	5.14%	7.30%	(4.95)%	(1.54)%

Net assets, end of year (in 000s)	$203	$243	$80	$112	$179

Ratio of net expenses to average net assets	1.70%	1.71%	2.22%	2.21%	2.20%

Ratio of total expenses to average net assets	2.73%	3.00%	2.97%	2.64%	2.45%

Ratio of net investment income to average net assets	4.93%	4.77%	5.30%	3.93%	2.36%

Portfolio turnover rate(c)	54%	56%	29%	22%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$7.87	$7.89	$7.73	$8.51	$8.91

Net investment income(a)	0.48	0.47	0.49	0.40	0.31

Net realized and unrealized gain (loss)	(0.03)	0.02	0.15	(0.73)	(0.36)

Total from investment operations	0.45	0.49	0.64	(0.33)	(0.05)

Distributions to shareholders from net investment income	(0.48)	(0.51)	(0.48)	(0.45)	(0.35)

Net asset value, end of year	$7.84	$7.87	$7.89	$7.73	$8.51

Total return(b)	5.92%	6.28%	8.45%	(3.80)%	(0.59)%

Net assets, end of year (in 000s)	$7,334	$8,733	$9,189	$8,574	$15,884

Ratio of net expenses to average net assets	0.62%	0.64%	1.13%	1.12%	1.12%

Ratio of total expenses to average net assets	1.65%	1.86%	1.88%	1.55%	1.37%

Ratio of net investment income to average net assets	6.00%	5.88%	6.35%	4.98%	3.46%

Portfolio turnover rate(c)	54%	56%	29%	22%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$7.88	$7.90	$7.73	$8.52	$8.92

Net investment income(a)	0.47	0.46	0.49	0.39	0.30

Net realized and unrealized gain (loss)	(0.03)	0.02	0.15	(0.74)	(0.35)

Total from investment operations	0.44	0.48	0.64	(0.35)	(0.05)

Distributions to shareholders from net investment income	(0.47)	(0.50)	(0.47)	(0.44)	(0.35)

Net asset value, end of year	$7.85	$7.88	$7.90	$7.73	$8.52

Total return(b)	5.83%	6.06%	8.50%	(4.00)%	(0.66)%

Net assets, end of year (in 000s)	$91	$156	$298	$1,414	$2,633

Ratio of net expenses to average net assets	0.70%	0.72%	1.21%	1.20%	1.20%

Ratio of total expenses to average net assets	1.79%	1.92%	1.96%	1.63%	1.45%

Ratio of net investment income to average net assets	5.93%	5.79%	6.36%	4.91%	3.38%

Portfolio turnover rate(c)	54%	56%	29%	22%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$7.86	$7.89	$7.73	$8.52	$8.91

Net investment income(a)	0.48	0.47	0.49	0.40	0.31

Net realized and unrealized gain (loss)	(0.03)	0.01	0.15	(0.74)	(0.34)

Total from investment operations	0.45	0.48	0.64	(0.34)	(0.03)

Distributions to shareholders from net investment income	(0.48)	(0.51)	(0.48)	(0.45)	(0.36)

Net asset value, end of year	$7.83	$7.86	$7.89	$7.73	$8.52

Total return(b)	5.79%	6.16%	8.46%	(3.91)%	(0.46)%

Net assets, end of year (in 000s)	$129	$2,757	$8,086	$6,984	$5,353

Ratio of net expenses to average net assets	0.61%	0.66%	1.12%	1.11%	1.11%

Ratio of total expenses to average net assets	1.57%	1.86%	1.87%	1.55%	1.36%

Ratio of net investment income to average net assets	6.03%	5.90%	6.34%	5.06%	3.51%

Portfolio turnover rate(c)	54%	56%	29%	22%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Short Duration High Yield Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$7.86	$7.88	$7.72	$8.50	$8.90

Net investment income(a)	0.48	0.47	0.49	0.38	0.31

Net realized and unrealized gain (loss)	(0.02)	0.02	0.15	(0.71)	(0.35)

Total from investment operations	0.46	0.49	0.64	(0.33)	(0.04)

Distributions to shareholders from net investment income	(0.48)	(0.51)	(0.48)	(0.45)	(0.36)

Net asset value, end of year	$7.84	$7.86	$7.88	$7.72	$8.50

Total return(b)	5.93%	6.29%	8.46%	(3.80)%	(0.58)%

Net assets, end of year (in 000s)	$30,065	$30,746	$29,977	$31,632	$117,611

Ratio of net expenses to average net assets	0.61%	0.63%	1.12%	1.12%	1.11%

Ratio of total expenses to average net assets	1.60%	1.87%	1.87%	1.48%	1.36%

Ratio of net investment income to average net assets	6.01%	5.88%	6.37%	4.75%	3.47%

Portfolio turnover rate(c)	54%	56%	29%	22%	56%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements March 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Emerging Markets Credit Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Emerging Markets Debt Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs High Yield Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs High Yield Floating Rate Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Investment Grade Credit Fund	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Goldman Sachs Short Duration High Yield Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares of the Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and and Short Duration High Yield Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 4.50%, 2.25%, 3.75% and 2.25%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class R, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized

119

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Emerging Markets Credit Fund	Daily/Monthly	Annually

Emerging Markets Debt Fund	Daily/Monthly	Annually

High Yield Fund	Daily/Monthly	Annually

High Yield Floating Rate Fund	Daily/Monthly	Annually

Investment Grade Credit Fund	Daily/Monthly	Annually

Short Duration High Yield Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

120

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

121

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield, High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. The Funds are obligated to fund these commitments at the borrower’s discretion. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

122

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty

123

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

EMERGING MARKETS CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$18,741,531	$—

Sovereign Debt Obligations	—	830,236	—

Investment Company	135,035	—	—

Total	$135,035	$19,571,767	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$5,591	$—

Futures Contracts	21,242	—	—

Interest Rate Swap Contracts	—	9,335	—

Total	$21,242	$14,926	$—

Liabilities(a)

Futures Contracts	$(37,604)	$—	$—

Interest Rate Swap Contracts	—	(6,824)	—

Total	$(37,604)	$(6,824)	$—

EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$301,266,521	$—

Corporate Obligations	—	106,915,350	—

Common Stock and/or Other Equity Investments(b)

Asia	9,613	24,043	—

Investment Company	17,337,992	—	—

Total	$17,347,605	$408,205,914	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,207,470	$—

Futures Contracts(a)	22,223	—	—

Interest Rate Swap Contracts(a)	—	462,182	—

Purchased Option Contracts	—	1,357,171	—

Total	$22,223	$3,026,823	$—

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

EMERGING MARKETS DEBT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,200,011)	$—

Futures Contracts(a)	(935,516)	—	—

Interest Rate Swap Contracts(a)	—	(350,308)	—

Written Option Contracts	—	(1,221,130)	—

Total	$(935,516)	$(2,771,449)	$—

HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$2,189,832,498	$—

Bank Loans	—	93,838,848	—

Securities Lending Reinvestment Vehicle	65,412,269	—	—

Common Stock and/or Other Equity Investments(b)

Europe	—	385,631	1,498,056

North America	2,153,046	2,187	—

Contingent Value Rights	—	3,339,992	—

Preferred Stocks	—	829,176	—

Rights	—	750,282	—

Warrants	—	130,687	—

Exchange Traded Funds	434,596	—	—

Investment Company	40,280,689	—	—

Short-term Investments	—	82,787,588	—

Total	$108,280,600	$2,371,896,889	$1,498,056

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(58)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,596,508	$—

Futures Contracts	744,963	—	—

Credit Default Swap Contracts	—	1,009,749	—

Total	$744,963	$2,606,257	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(69,701)	$—

Futures Contracts	(2,524,376)	—	—

Credit Default Swap Contracts	—	(2,313,726)	—

Total	$(2,524,376)	$(2,383,427)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2		Level 3

Assets

Fixed Income

Bank Loans	$—	$1,200,059,162		$6,756,252

Corporate Obligations	—	85,088,164		—

Asset-Backed Securities	—	16,293,667		—

Unfunded Loan Committments(a)	—	563		—

Securities Lending Reinvestment Vehicle	21,307,829	—		—

Common Stock and/or Other Equity Investments(b)

Europe	—	4,164,418		—

North America	3,943,195	244,930		2,559,284

Rights	—	1,119,304		—

Preferred Stocks	—	622,929		0

Warrants	—	180,449		0

Exchange Traded Funds	33,467,029	—		—

Investment Company	51,306,572	—		—

Total	$110,024,625	$1,307,773,586		$9,315,536

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,033,114		$—

Futures Contracts	239,528	—		—

Credit Default Swap Contracts	—	137,076		—

Total	$239,528	$1,170,190		$—

Liabilities(a)

Futures Contracts	$(281,192)	$—		$—

Credit Default Swap Contracts	—	(1,295,063)		—

Total	$(281,192)		$(1,295,063)	$—

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2		Level 3

Assets

Fixed Income

Corporate Obligations	$—	$612,353,595		$—

Sovereign Debt Obligations	—	14,000,700		—

Municipal Debt Obligations	—	2,846,216		—

U.S. Treasury Obligations	1,127,919	—		—

Preferred Stocks	—	247,825		—

Exchange Traded Funds	2,042,160	—		—

Investment Company	16,308,335	—		—

Total	$19,478,414	$629,448,336		$—

127

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INVESTMENT GRADE CREDIT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$51,428	$—

Futures Contracts	394,278	—	—

Interest Rate Swap Contracts	—	579,466	—

Credit Default Swap Contracts	—	582,922	—

Total	$394,278	$1,213,816	$—

Liabilities(a)

Futures Contracts	$(3,821,151)	$—	$—

Interest Rate Swap Contracts	—	(93,874)	—

Credit Default Swap Contracts	—	(1,010,822)	—

Total	$(3,821,151)	$(1,104,696)	$—

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$33,471,542	$—

Bank Loans	—	2,754,198	148,722

Preferred Stocks	—	31,642	—

Common Stock and/or Other Equity Investments(b)

North America	9,086	—	0

Investment Company	1,224,406	—	—

Total	$1,233,492	$36,257,382	$148,722

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$6,203	$—

Futures Contracts	111,732	—	—

Total	$111,732	$6,203	$—

Liabilities(a)

Futures Contracts	$(34,282)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts	$5,591		—	$—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	30,577	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(44,428	)(a)

Total		$36,168			$(44,428)

Emerging Markets Debt Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	$2,564,641		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	$(2,421,141)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	484,405	(a)	Variation margin on swap contracts; Variation margin on futures contracts	(1,285,824	)(a)

Total		$3,049,046			$(3,706,965)

High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$1,009,749	(a)	Variation margin on swap contracts	$(2,313,726	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	1,596,508		Payable for unrealized loss on forward foreign currency contracts	(69,701)

Interest rate	Variation margin on futures contracts	744,963	(a)	Variation margin on futures contracts	(2,524,376	)(a)

Total		$3,351,220			$(4,907,803)

High Yield Floating Rate Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$137,076	(a)	Variation margin on swap contracts	$(1,295,063	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts	1,033,114		—	—

Interest rate	Variation margin on futures contracts	239,528	(a)	Variation margin on futures contracts	(281,192	)(a)

Total		$1,409,718			$(1,576,255)

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Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

Investment Grade Credit Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$582,922	(a)	Variation margin on swap contracts	$(1,010,822	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	51,428		—	—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	973,744	(a)	Variation margin on futures contracts; Variation margin on swap contracts	(3,915,025	)(a)

Total		$1,608,094			$(4,925,847)

Short Duration High Yield Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts	$6,203		—	$—

Interest rate	Variation margin on futures contracts	111,732	(a)	Variation margin on futures contracts	(34,282	)(a)

Total		$117,935			$(34,282)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Emerging Markets Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) on forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(77,655)	$33,884

Interest rate	Net realized gain (loss) on futures contracts, swap contracts and and purchased options contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	17,671	(17,284)

Total		$(59,984)	$16,600

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4. INVESTMENTS IN DERIVATIVES (continued)

Emerging Markets Debt Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	$(39,908)	$(15,712)

Currency	Net realized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts.	(1,300,854)	(190,747)

Interest rate	Net realized gain (loss) on futures contracts, swap contracts and purchased options contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	1,037,551	(769,358)

Total		$(303,211)	$(975,817)

High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$11,433,992	$(2,141,458)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(6,058,437)	3,177,156

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	868,441	(2,403,522)

Total		$6,243,996	$(1,367,824)

High Yield Floating Rate Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$6,461,348	$1,957,922

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(8,360,113)	4,385,758

Interest rate	Net realized gain (loss) from future contracts/Net change in unrealized gain (loss) on future contracts	(27,702)	(61,354)

Total		$(1,926,467)	$6,282,326

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Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

Investment Grade Credit Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$4,785,125	$(610,665)

Currency	Net realized gain (loss) forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(221,356)	129,679

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	349,110	(3,414,580)

Total		$4,912,879	$(3,895,566)

Short Duration High Yield Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(20,314)	$13,860

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(151,100)	103,269

Total		$(171,414)	$117,129

  For the fiscal year ended March 31, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Emerging Markets Credit Fund	25	$500,635	$1,868,430	—	$146,667	—	$—

Emerging Markets Debt Fund	494	400,587,472	158,885,940	142,495,482	6,466,667	158,616,559	—

High Yield Fund	1,570	67,590,579	268,043,208	—	—	—	—

High Yield Floating Rate Fund	545	62,936,353	136,534,090	—	—	—	—

Investment Grade Credit Fund	1,523	1,943,134	867,336,826	—	7,656,667	—	4,590,000

Short Duration High Yield Fund	81	190,832	—	—	—	—	—

(a)

Amounts disclosed represent weighted average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended March 31, 2026.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and

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4. INVESTMENTS IN DERIVATIVES ( continued)

swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of March 31, 2026:

Emerging Markets Debt Fund

	Derivative Assets(1)			Derivative Liabilities(1)

Counterparty	Options Purchased	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)

BNP Paribas SA	$374,492	$—	$374,492	$—	$(247,926)	$(247,926)	$ 126,566	$—	$126,566

BofA Securities LLC	80,943	—	80,943	—	(225,940)	(225,940)	(144,997)	—	(144,997)

Citibank NA	205,818	—	205,818	—	(123,092)	(123,092)	82,726	—	82,726

Deutsche Bank AG (London)	250,413	—	250,413	—	(230,618)	(230,618)	19,795	—	19,795

HSBC Bank PLC	1,478	—	1,478	—	(29,274)	(29,274)	(27,796)	—	(27,796)

JPMorgan Securities, Inc.	167,431	1,207,470	1,374,901	(1,200,011)	(54,318)	(1,254,329)	120,572	(120,572)	—

MS & Co. Int. PLC	136,174	—	136,174	—	(84,576)	(84,576)	51,598	—	51,598

Royal Bank of Canada (UK)	41,900	—	41,900	—	(146,990)	(146,990)	(105,090)	—	(105,090)

Standard Chartered Bank	73,883	—	73,883	—	(78,396)	(78,396)	(4,513)	—	(4,513)

UBS AG (London)	24,639	—	24,639	—	—	—	24,639	—	24,639

Total	$1,357,171	$1,207,470	$2,564,641	$(1,200,011)	$(1,221,130)	$(2,421,141)	$ 143,500	$(120,572)	$22,928

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

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Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended March 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Credit Fund	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.80%

Emerging Markets Debt Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.79

High Yield Fund	0.70	0.70	0.63	0.60	0.59	0.69	0.64	**

High Yield Floating Rate Fund	0.60	0.54	0.51	0.50	0.49	0.58	0.57

Investment Grade Credit Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.33

Short Duration High Yield Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.55

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

**

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage rate for the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2026.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”). The Investment Grade Credit Fund invests in Institutional Shares of the Goldman Sachs Corporate Bond ETF (the “Corporate Bond ETF”). The Government Money Market Fund and the Corporate Bond ETF are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the fiscal year ended March 31, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Emerging Markets Credit Fund	$375

Emerging Markets Debt Fund	36,079

High Yield Fund	75,714

High Yield Floating Rate Fund	116,394

Investment Grade Credit Fund	33,566

Short Duration High Yield Fund	1,322

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund Name	Class A

Emerging Markets Credit Fund	$217

Emerging Markets Debt Fund	10

High Yield Fund	12,175

High Yield Floating Rate Fund	3

Investment Grade Credit Fund	685

Short Duration High Yield Fund	19

During the fiscal year ended March 31, 2026, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares; and 0.03% of average daily net assets with respect to the Investment Grade Credit Fund’s Separate Account Institutional Shares.

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Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Credit Fund, 0.06% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund, and 0.05% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Floating Rate Fund. This arrangement will remain in effect through at least July 29, 2026, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Short Duration High Yield Funds are 0.004%, 0.004%, 0.004%, 0.104%, 0.004% and 0.034%, respectively. These Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended March 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Credit Fund	$ 375	$ 3,248	$323,882	$327,505

Emerging Markets Debt Fund	36,079	68,337	752,476	856,892

High Yield Fund	1,243,866	29,280	720,130	1,993,276

High Yield Floating Rate Fund	116,394	10,682	—	127,076

Investment Grade Credit Fund	33,566	76	430,959	464,601

Short Duration High Yield Fund	1,322	6	362,098	363,426

G. Line of Credit Facility — As of March 31, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000. The facility was changed to $1,550,000,000 on April 10, 2026.

In addition, as of March 31, 2026, the High Yield Floating Rate Fund also participated in a $200,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

not been utilized. Under the Credit Facility, the Fund had no average outstanding balance nor weighted average annual interest rate for the fiscal year ended March 31, 2026. As of March 31, 2026, there were no outstanding borrowings under the Credit Facility. The facility was changed to $120,000,000 on April 20, 2026.

H. Other Transactions with Affiliates — For the fiscal year ended March 31, 2026, Goldman Sachs earned $848, $23,086, $2,317, $1,379, $46,250 and $1,973, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Credit, Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Short Duration High Yield Funds, respectively.

As of March 31, 2026, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Moderate Allocation Fund	Goldman Sachs Growth Allocation Fund

Emerging Markets Debt Fund	5%	9%

As of March 31, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class R6

Emerging Markets Credit Fund	52%

The following table provides information about the Funds’ investments in the Goldman Sachs Corporate Bond ETF and the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended March 31, 2026.

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (Loss)	Ending Value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Emerging Markets Credit Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$397,110	$6,909,396	$(7,171,471)	$—	$135,035	135,035	$9,531

Emerging Markets Debt Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	660,916	262,809,692	(246,132,616)	—	17,337,992	17,337,992	899,213

High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	40,819	1,464,621,149	(1,424,381,279)	—	40,280,689	40,280,689	1,762,491

High Yield Floating Rate Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	138,777,899	824,548,843	(912,020,170)	—	51,306,572	51,306,572	2,927,055

Investment Grade Credit Fund	Goldman Sachs Corporate Bond ETF	—	2,074,241	—	(32,081)	2,042,160	40,640	4,502

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Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (Loss)	Ending Value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

	Goldman Sachs Financial Square Government Fund — Institutional Shares	$885,019	$282,226,516	$(266,803,200)	$—	$16,308,335	16,308,335	$833,160

Short Duration High Yield Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	183,133	18,761,822	(17,720,549)	—	1,224,406	1,224,406	32,446

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2026, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Emerging Markets Credit Fund	$4,468,060	$7,741,730	$4,472,929	$14,117,209

Emerging Markets Debt Fund	—	228,085,777	—	218,406,985

High Yield Fund	—	1,792,417,908	—	1,480,270,300

High Yield Floating Rate Fund	—	867,700,916	—	1,262,585,814

Investment Grade Credit Fund	—	295,761,875	—	222,100,685

Short Duration High Yield Fund	—	19,046,671	—	25,594,622

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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7. SECURITIES LENDING (continued)

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of March 31, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended March 31, 2026, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year Ended March 31, 2026
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of March 31, 2026

High Yield Fund	$90,520	$248,856	$16,593,229

High Yield Floating Rate Fund	22,278	18,161	597,397

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended March 31, 2026:

Fund	Beginning Value as of March 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of March 31, 2026	Shares as of March 31, 2026

High Yield Fund	$67,561,907	$432,081,426	$(434,231,064)	$65,412,269	65,412,269

High Yield Floating Rate Fund	8,547,960	380,870,437	(368,110,568)	21,307,829	21,307,829

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Notes to Financial Statements (continued) March 31, 2026

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Distributions paid from:

Ordinary income	$1,597,201	$26,002,244	$133,901,572	$113,903,111	$26,428,906	$2,188,822

Total taxable distributions	$1,597,201	$26,002,244	$133,901,572	$113,903,111	$26,428,906	$2,188,822

Tax return of capital	$—	$—	$13,542,711	$6,281,942	$5,497,881	$—

The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Distributions paid from:

Ordinary income	$—	$23,341,480	$122,553,908	$150,014,438	$25,202,557	$2,906,677

Total taxable distributions	$—	$23,341,480	$122,553,908	$150,014,438	$25,202,557	$2,906,677

Tax return of capital	$2,028,334	$—	$7,589,932	$2,038,457	$3,656,312	$—

As of March 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Undistributed ordinary income — net	$5,206	$6,658,692	$—	$—	$—	$1,313,674

Capital loss carryforwards(1) :

Perpetual Short-Term	(108,699,767)	(100,257,981)	(167,375,077)	(190,201,504)	(22,282,816)	(32,399,501)

Perpetual Long-Term	(46,979,255)	(357,503,989)	(458,177,600)	(481,449,797)	(43,235,068)	(18,671,991)

Total capital loss carryforwards	(155,679,022)	(457,761,970)	(625,552,677)	(671,651,301)	(65,517,884)	(51,071,492)

Timing differences (Post October Capital Loss Deferral/Dividends Payable/Straddles/Late Year Ordinary Loss Deferral)	$(766)	$(1,759,712)	$(20,647,713)	$(48,231,749)	$(1,426,077)	$(182,843)

Unrealized gains (loss) — net	554,425	6,277,579	(26,525,761)	(58,542,950)	(6,202,666)	(2,255,020)

Total accumulated earnings (loss) net	$(155,120,157)	$(446,585,411)	$(672,726,151)	$(778,426,000)	$(73,146,627)	$(52,195,681)

(1)	The Emerging Markets Credit and Investment Grade Credit Funds utilized $302,886 and $3,992,216, respectively, of capital losses in the current fiscal year.

As of March 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Credit	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Short Duration High Yield

Tax Cost	$19,162,352	$419,497,896	$2,506,131,741	$1,485,360,341	$651,635,480	$39,978,260

Gross unrealized gain	721,427	18,320,790	26,493,870	6,184,333	6,553,292	324,559

Gross unrealized loss	(167,002)	(12,043,211)	(53,019,631)	(64,727,283)	(12,755,958)	(2,579,579)

Net unrealized gain (loss)	$554,425	$6,277,579	$(26,525,761)	$(58,542,950)	$(6,202,666)	$(2,255,020)

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8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of partnership investments, swap transactions, market discount accretion and premium amortization, material modification of debt securities and underlying fund investments.

The High Yield Floating Rate Fund reclassed $11,611 from distributable earnings to paid in capital for the fiscal year ended March 31, 2026. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the NAV of the Fund and result primarily from differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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Notes to Financial Statements (continued) March 31, 2026

9. OTHER RISKS (continued)

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may

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9. OTHER RISKS (continued)

vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates or deteriorating market conditions may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans may become subordinated to other debt holders and creditors. Senior loans are usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters,

143

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

9. OTHER RISKS (continued)

recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Credit Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

144

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Credit Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	48,752	$197,517	267,154	$1,073,553

Reinvestment of distributions	47,660	193,160	48,408	194,206

Shares redeemed	(157,772)	(640,178)	(172,325)	(691,402)

	(61,360)	(249,501)	143,237	576,357

Class C Shares

Shares sold	44,470	179,512	110,136	440,331

Reinvestment of distributions	25,495	103,108	25,636	102,583

Shares redeemed	(43,104)	(173,227)	(119,662)	(480,510)

	26,861	109,393	16,110	62,404

Institutional Shares

Shares sold	25,321	102,390	104,605	421,317

Reinvestment of distributions	36,502	147,404	46,256	184,529

Shares redeemed	(125,727)	(509,419)	(1,030,015)	(4,096,241)

	(63,904)	(259,625)	(879,154)	(3,490,395)

Investor Shares

Shares sold	101,672	409,333	849,640	3,389,055

Reinvestment of distributions	93,173	375,793	174,436	697,900

Shares redeemed	(1,808,252)	(7,349,591)	(1,739,375)	(6,959,944)

	(1,613,407)	(6,564,465)	(715,299)	(2,872,989)

Class R6 Shares

Shares sold	74	304	776,478	3,105,899

Reinvestment of distributions	356	1,436	2,266	9,031

Shares redeemed	(61)	(248)	(777,042)	(3,115,888)

	369	1,492	1,702	(958)

Class P Shares

Shares sold	174,932	705,238	145,318	574,964

Reinvestment of distributions	189,789	766,568	204,911	818,358

Shares redeemed	(234,543)	(943,358)	(944,347)	(3,768,604)

	130,178	528,448	(594,118)	(2,375,282)

NET DECREASE	(1,581,263)	$(6,434,258)	(2,027,522)	$(8,100,863)

145

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Debt Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,307,633	$12,775,827	2,069,953	$20,045,395

Reinvestment of distributions	57,049	573,870	71,215	687,139

Shares redeemed	(1,396,743)	(13,669,701)	(2,306,433)	(22,305,538)

	(32,061)	(320,004)	(165,265)	(1,573,004)

Class C Shares

Shares sold	778	8,080	27,353	266,492

Reinvestment of distributions	10,462	104,824	15,754	151,714

Shares redeemed	(101,489)	(1,011,384)	(180,968)	(1,745,110)

	(90,249)	(898,480)	(137,861)	(1,326,904)

Institutional Shares

Shares sold	4,893,629	49,247,372	4,434,465	42,797,094

Reinvestment of distributions	1,076,400	10,840,682	1,341,244	12,946,983

Shares redeemed	(5,252,692)	(52,296,004)	(13,621,733)	(131,072,941)

	717,337	7,792,050	(7,846,024)	(75,328,864)

Investor Shares

Shares sold	15,420,777	151,905,344	299,055	2,887,456

Reinvestment of distributions	466,444	4,770,369	62,771	605,537

Shares redeemed	(11,754,101)	(121,996,857)	(832,832)	(8,141,067)

	4,133,120	34,678,856	(471,006)	(4,648,074)

Class R6 Shares

Shares sold	1,288,760	12,954,394	4,455,068	43,082,327

Reinvestment of distributions	520,869	5,249,493	469,368	4,534,451

Shares redeemed	(2,929,249)	(28,501,498)	(1,241,164)	(11,933,448)

	(1,119,620)	(10,297,611)	3,683,272	35,683,330

Class P Shares

Shares sold	107,623	1,060,000	73,362	710,948

Reinvestment of distributions	219,961	2,215,257	218,206	2,105,402

Shares redeemed	(56,952)	(562,269)	(163,595)	(1,591,722)

	270,632	2,712,988	127,973	1,224,628

NET INCREASE (DECREASE)	3,879,159	$33,667,799	(4,808,911)	$(45,968,888)

146

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	18,097,206	$102,455,357	8,956,316	$50,425,429

Reinvestment of distributions	837,005	4,736,703	878,567	4,932,393

Shares redeemed	(20,355,311)	(115,258,437)	(10,078,202)	(56,748,848)

	(1,421,100)	(8,066,377)	(243,319)	(1,391,026)

Class C Shares

Shares sold	159,011	903,966	255,956	1,444,641

Reinvestment of distributions	36,903	208,879	40,143	225,630

Shares redeemed	(279,871)	(1,586,328)	(282,687)	(1,587,460)

	(83,957)	(473,483)	13,412	82,811

Institutional Shares

Shares sold	7,585,611	42,667,007	5,221,157	29,358,130

Reinvestment of distributions	1,366,087	7,744,720	1,551,871	8,728,425

Shares redeemed	(8,150,867)	(46,197,431)	(16,676,703)	(93,651,952)

	800,831	4,214,296	(9,903,675)	(55,565,397)

Service Shares

Shares sold	50,482	285,628	79,403	445,837

Reinvestment of distributions	23,102	130,712	43,203	242,468

Shares redeemed	(109,791)	(621,364)	(499,358)	(2,810,377)

	(36,207)	(205,024)	(376,752)	(2,122,072)

Investor Shares

Shares sold	131,452	744,704	293,489	1,651,315

Reinvestment of distributions	80,148	454,396	83,476	469,458

Shares redeemed	(233,072)	(1,317,971)	(442,211)	(2,485,014)

	(21,472)	(118,871)	(65,246)	(364,241)

Class R6 Shares

Shares sold	2,143,819	12,260,202	4,005,655	22,698,446

Reinvestment of distributions	416,462	2,367,495	457,233	2,578,354

Shares redeemed	(5,026,634)	(28,461,509)	(3,944,703)	(22,132,023)

	(2,466,353)	(13,833,812)	518,185	3,144,777

Class R Shares

Shares sold	75,951	427,632	226,071	1,267,164

Reinvestment of distributions	42,581	240,590	48,180	270,253

Shares redeemed	(197,006)	(1,109,151)	(310,644)	(1,738,091)

	(78,474)	(440,929)	(36,393)	(200,674)

Class P Shares

Shares sold	143,368,005	815,468,857	60,939,133	342,845,134

Reinvestment of distributions	23,093,895	131,015,298	19,863,381	111,825,406

Shares redeemed	(78,472,219)	(440,921,801)	(54,650,472)	(306,952,665)

	87,989,681	505,562,354	26,152,042	147,717,875

NET INCREASE	84,682,949	$486,638,154	16,058,254	$91,302,053

147

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Floating Rate Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	37,630	$327,053	554,628	$4,914,564

Reinvestment of distributions	33,526	288,877	52,334	463,105

Shares redeemed	(193,290)	(1,669,884)	(750,834)	(6,628,856)

	(122,134)	(1,053,954)	(143,872)	(1,251,187)

Class C Shares

Shares sold	71,381	615,618	128,434	1,139,955

Reinvestment of distributions	11,736	101,085	10,898	96,398

Shares redeemed	(57,470)	(496,445)	(56,773)	(501,219)

	25,647	220,258	82,559	735,134

Institutional Shares

Shares sold	9,038,389	77,975,317	1,422,434	12,604,210

Reinvestment of distributions	629,776	5,433,735	1,065,721	9,438,987

Shares redeemed	(19,491,194)	(165,667,731)	(13,047,960)	(115,477,538)

	(9,823,029)	(82,258,679)	(10,559,805)	(93,434,341)

Investor Shares

Shares sold	516,996	4,446,206	996,555	8,849,980

Reinvestment of distributions	121,870	1,050,699	165,644	1,469,807

Shares redeemed	(1,151,144)	(9,904,894)	(1,065,619)	(9,470,015)

	(512,278)	(4,407,989)	96,580	849,772

Class R6 Shares

Shares sold	117,587	1,010,173	1,543,288	13,659,643

Reinvestment of distributions	201,421	1,741,986	216,780	1,919,827

Shares redeemed	(3,362,444)	(28,391,096)	(1,474,717)	(13,000,001)

	(3,043,436)	(25,638,937)	285,351	2,579,469

Class R Shares

Shares sold	664	5,733	1,073	9,542

Reinvestment of distributions	430	3,708	2,347	20,764

Shares redeemed	(29,490)	(255,330)	(1,226)	(10,898)

	(28,396)	(245,889)	2,194	19,408

Class P Shares

Shares sold	33,134,805	286,854,043	32,301,232	286,582,159

Reinvestment of distributions	12,740,543	110,005,102	15,305,349	135,688,535

Shares redeemed	(80,679,871)	(695,153,087)	(48,210,924)	(427,474,699)

	(34,804,523)	(298,293,942)	(604,343)	(5,204,005)

NET DECREASE	(48,308,149)	$(411,679,132)	(10,841,336)	$(95,705,750)

148

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	191,894	$1,554,436	173,487	$1,389,905

Reinvestment of distributions	36,552	296,797	36,036	289,009

Shares redeemed	(231,732)	(1,877,174)	(193,397)	(1,544,300)

	(3,286)	(25,941)	16,126	134,614

Institutional Shares

Shares sold	3,849,146	31,260,248	6,221,826	49,999,883

Reinvestment of distributions	631,199	5,126,121	498,488	4,000,304

Shares redeemed	(3,669,154)	(29,604,986)	(2,951,718)	(23,625,734)

	811,191	6,781,383	3,768,596	30,374,453

Separate Account Institutional Shares

Shares sold	745,921	6,021,035	440,822	3,512,109

Reinvestment of distributions	422,305	3,430,822	481,423	3,861,466

Shares redeemed	(1,332,458)	(10,769,960)	(2,621,647)	(20,995,572)

	(164,232)	(1,318,103)	(1,699,402)	(13,621,997)

Investor Shares

Shares sold	2,403,864	19,540,233	418,479	3,333,419

Reinvestment of distributions	54,811	445,562	52,589	421,523

Shares redeemed	(784,136)	(6,314,827)	(1,035,138)	(8,231,440)

	1,674,539	13,670,968	(564,070)	(4,476,498)

Class R6 Shares

Shares sold	129,946	1,046,947	177,111	1,418,467

Reinvestment of distributions	880,308	7,153,676	891,699	7,145,331

Shares redeemed	(1,667,094)	(13,641,169)	(9,464,531)	(73,799,473)

	(656,840)	(5,440,546)	(8,395,721)	(65,235,675)

Class P Shares

Shares sold	9,981,704	80,849,751	7,684,303	61,443,554

Reinvestment of distributions	1,884,166	15,298,081	1,607,028	12,883,086

Shares redeemed	(7,464,178)	(60,717,516)	(6,690,362)	(54,072,093)

	4,401,692	35,430,316	2,600,969	20,254,547

NET INCREASE (DECREASE)	6,063,064	$49,098,077	(4,273,502)	$(32,570,556)

149

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued) March 31, 2026

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration High Yield Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,386	$51,030	5,383	$42,629

Reinvestment of distributions	4,762	37,986	4,898	38,965

Shares redeemed	(13,027)	(104,005)	(6,966)	(55,718)

	(1,879)	(14,989)	3,315	25,876

Class C Shares

Shares sold	—	—	24,720	195,044

Reinvestment of distributions	1,382	11,005	1,511	12,026

Shares redeemed	(6,472)	(51,759)	(5,469)	(43,247)

	(5,090)	(40,754)	20,762	163,823

Institutional Shares

Shares sold	34,264	272,865	131,750	1,045,622

Reinvestment of distributions	61,164	487,174	73,994	587,829

Shares redeemed	(270,453)	(2,151,839)	(260,004)	(2,062,796)

	(175,025)	(1,391,800)	(54,260)	(429,345)

Investor Shares

Shares sold	1,381	11,054	17,035	135,349

Reinvestment of distributions	1,072	8,553	2,260	17,973

Shares redeemed	(10,581)	(84,460)	(37,311)	(296,565)

	(8,128)	(64,853)	(18,016)	(143,243)

Class R6 Shares

Shares sold	14,675	116,630	1,408	11,098

Reinvestment of distributions	745	5,925	28,043	222,421

Shares redeemed	(349,634)	(2,730,851)	(703,551)	(5,502,120)

	(334,214)	(2,608,296)	(674,100)	(5,268,601)

Class P Shares

Shares sold	864,707	6,868,936	918,352	7,298,376

Reinvestment of distributions	205,330	1,633,014	255,063	2,024,175

Shares redeemed	(1,145,311)	(9,036,336)	(1,063,491)	(8,435,630)

	(75,274)	(534,386)	109,924	886,921

NET DECREASE	(599,610)	$(4,655,078)	(612,375)	$(4,764,569)

150

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund and Goldman Sachs Short Duration High Yield Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund and Goldman Sachs Short Duration High Yield Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 22, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

151

Single Sector Fixed Income Funds Tax Information (Unaudited)

For the fiscal year ended March 31, 2026, 0.03% of the dividends paid from net investment company taxable income by the GS High Yield Fund qualifies for the dividends received deduction available to corporations.

For the fiscal year ended March 31, 2026, the GS Emerging Markets Credit Fund, GS Emerging Markets Debt Fund, GS High Yield Fund, GS High Yield Floating Rate Fund, GS Investment Grade Credit Fund, and GS Short Duration High Yield Fund designate 99.91%, 100%, 100%, 98.37%, 100%, and 99.52%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

For the year ended March 31, 2026, 0.08% and 0.15% of the dividends paid from net investment company taxable income by the GS High Yield Fund and the GS Short Duration High Yield Fund, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

152

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman*

*Effective April 1, 2026.

OFFICERS
James A. McNamara, *President and Principal Executive Officer*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2026 Goldman Sachs. All rights reserved. SSFIAR-26

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Cheryl K. Beebe Officer Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer John G. Chou Robert Griffith, Secretary Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. SSFIAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 4, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	June 4, 2026